UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza, Suite 1900

Irvine, CA 92614

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Elizabeth M. Forget President Met Investors Series Trust 5 Park Plaza, Suite 1900 Irvine, CA 92614	Copy to: Robert N. Hickey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1:	Report to Shareholders.

MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the American Funds® Balanced Allocation Portfolio had a return of -4.28% and -4.35% for Class B and C Shares, respectively, versus -1.47% for its benchmark, the Dow Jones Moderate Index1.

Market Environment/Conditions

After a strong start in 2010, common stocks fell sharply from May onward due to concerns about the overall economy and the sovereign debt crisis in Europe. The Standard & Poor’s 500 Index2 fell 6.65% during the six month period ending June 2010. The index’s second quarter return of -11.40% broke the streak of four straight quarters of positive returns. During the first half of 2010, stocks of larger companies generally fell more than the stocks of mid and smaller sized companies and growth style stocks fell more than value style stocks. The consumer and industrial sectors, while both down for the period, held up better than the energy, technology, and materials sector. Foreign stocks, as measured by the MSCI EAFE Index3, were down 13.23% during the six months ending June. On a local currency basis, foreign stocks were down only 7.34% with the remainder of the decline coming from a stronger dollar, which makes foreign securities less valuable to the U.S. dollar based investor. On a regional basis, Europe was down the most among developed countries, while Japan was down only modestly. Emerging market and small cap foreign stocks generally held up better than stocks of larger companies from developed countries. In response to concerns about the strength and duration of the economic recovery, Treasury yields fell as investors sought the safety of government securities. Spreads between these relatively safe Treasuries and riskier corporate bonds widened as investors worried about borrowers’ abilities to repay loans in an uncertain economic environment.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes to add value and control risk over the long term. The Portfolio strives to achieve its objectives through investment in the various funds of the American Funds Insurance Series (AFIS). Although the Portfolio’s asset allocation goal of 35% to fixed income and 65% equities did not change, there were modest changes to the narrower asset class goals during the course of the year, including an increase in the goal for foreign equities from 17% to 18%.

The first six months of 2010 was composed of two distinct market environments. The January to April period was characterized by a continuation of the trends of the last nine months of 2009 during which risk was rewarded: strong equity returns and better bond returns in the credit sectors than in the government sectors. In May and June, the markets resembled the risk-averse period of 2008 and early 2009, where stock prices fell as investors fled to the safety of Treasury bonds. The Portfolio’s modest fixed income position dampened some of the impact of the equity segment’s negative returns on absolute performance. While the Portfolio does not have an explicit goal for cash, it did hold a residual position of about 6% through the cash held in the underlying portfolios. The impact of holding cash was mostly additive to performance as it cushioned the fall resulting from the slumping underlying equity portfolios.

Among the underlying equity portfolios, the AFIS Growth Fund, while down for the period, held up better than the corresponding index component and helped relative performance. The Growth Fund was helped by good stock selection in Consumer Discretionary (Chipotle Mexican Grill, Wynn Resorts, and Las Vegas Sands) and Materials (Barrick Gold Corp., Newmont Mining Corp., and Alcoa, Inc.). The two foreign equity portfolios, the AFIS New World Fund and the AFIS Global Small Cap Fund, held up better than the foreign equity index component during the period. Smaller companies and those in faster-growing developing economies outpaced larger companies in developed countries (especially those in Europe) that make up most of a broad market index such as the MSCI EAFE Index.

The AFIS Growth-Income Fund underperformed the domestic equity market and hurt both relative and absolute performance. The main cause of the Growth-Income Fund’s weak relative performance was poor security selection in the Information Technology sector. They did not own Apple, Inc., which was up nearly 19% for the period, and did own several stocks that declined more than the broad market, such as Nokia Corp., Flextronics International, and Yahoo, Inc.

On an absolute basis, the Portfolio’s investment grade domestic bond securities, 28% of its assets, contributed the most to performance. The two largest bond positions—the AFIS Government/AAA Securities Fund and the AFIS Bond Fund—contributed the most to relative performance as they both outperformed the respective bond market index component.

Investment Committee

MetLife Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as of June 30, 2010 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying

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American Funds® Balanced Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary* (continued)

portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
American Funds Growth-Income Fund (Class 1)	33.9
American Funds Growth Fund (Class 1)	21.2
American Funds U.S. Government /AAA—Rated Securities Fund (Class 1)	14.9
American Funds Bond Fund (Class 1)	9.0
American Funds International Fund (Class 1)	7.7
American Funds High-Income Bond Fund (Class 1)	5.4
American Funds New World Fund (Class 1)	3.0
American Funds Global Small Capitalization Fund (Class 1)	2.9
American Funds Global Bond Fund (Class 1)	2.2

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American Funds® Balanced Allocation Portfolio

American Funds® Balanced Allocation Portfolio managed by

MetLife Advisers, LLC vs. Dow Jones Moderate Index1

	Average Annual Return (for the six months ended 6/30/10) [4]
	6 Month	1 Year	Since Inception[5]
American Funds® Balanced Allocation Portfolio—Class B	-4.28%	13.51%	-5.64%
Class C	-4.35%	12.78%	-5.92%
Dow Jones Moderate Index[1]	-1.47%	13.92%	-3.26%

The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

4“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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American Funds® Balanced Allocation Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class B(a)(b)
Actual	0.75%	$1,000.00	$957.20	$3.64
Hypothetical	0.75%	1,000.00	1,021.08	3.76

Class C(a)(b)
Actual	1.05%	$1,000.00	$956.50	$5.09
Hypothetical	1.05%	1,000.00	1,019.59	5.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

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American Funds® Balanced Allocation Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Funds - 100.1%
Investment Company Securities - 100.1%
American Funds Bond Fund (Class 1)(a)	20,554,394	$221,165,281
American Funds Global Bond Fund (Class 1)(a)	4,675,414	53,486,742
American Funds Global Small Capitalization Fund (Class 1)(a)	4,169,773	70,844,439
American Funds Growth Fund (Class 1)(a)	11,855,415	520,097,061
American Funds Growth-Income Fund (Class 1)(a)	29,256,330	833,220,289
American Funds High-Income Bond Fund (Class 1)(a)	12,235,633	131,655,409
American Funds International Fund (Class 1)(a)	12,861,754	190,225,347
American Funds New World Fund (Class 1)(a)	3,916,204	74,055,409
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)(a)	28,638,944	365,146,530

Total Mutual Funds (Cost $2,360,624,315)		2,459,896,507

Total Investments - 100.1% (Cost $2,360,624,315#)		2,459,896,507

Other Assets And Liabilities (net) - (0.1)%		(1,291,542)

Net Assets - 100.0%		$2,458,604,965

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $105,132,740 and $5,860,548, respectively, resulting in a net unrealized appreciation of $99,272,192.
(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements.

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American Funds® Balanced Allocation Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,459,896,507	$—	$—	$2,459,896,507
Total Investments	$2,459,896,507	$—	$—	$2,459,896,507

See accompanying notes to financial statements.

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American Funds® Balanced Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$2,459,896,507
Receivable for shares sold	3,954,032

Total assets	2,463,850,539

Liabilities
Payables for:
Due to Adviser	3,673
Investments purchased	3,376,536
Shares redeemed	575,577
Accrued Expenses:
Management fees	132,611
Distribution and service fees - Class B	191
Distribution and service fees - Class C	1,119,258
Administration fees	2,564
Custodian and accounting fees	4,087
Deferred trustees’ fees	11,173
Other expenses	19,904

Total liabilities	5,245,574

Net Assets	$2,458,604,965

Net Assets Represented by
Paid in surplus	$2,389,541,077
Accumulated net realized loss	(34,175,091)
Unrealized appreciation on investments	99,272,192
Undistributed net investment income	3,966,787

Net Assets	$2,458,604,965

Net Assets
Class B	$942,095

Class C	2,457,662,870

Capital Shares Outstanding*
Class B	112,446

Class C	294,749,575

Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.38

Class C	8.34

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,360,624,315.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$11,358,996

Total investment income	11,358,996

Expenses
Management fees	758,080
Administration fees	12,563
Deferred Expense Reimbursement	227,641
Custodian and accounting fees	12,529
Distribution and service fees - Class B	919
Distribution and service fees - Class C	6,291,306
Audit and tax services	8,946
Legal	17,356
Trustees’ fees and expenses	12,203
Shareholder reporting	37,741
Insurance	348
Miscellaneous	3,748

Total expenses	7,383,380

Net investment income	3,975,616

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(12,204,724)
Capital gain distributions from Underlying Portfolios	1,598,363

Net realized loss on investments and capital gain distributions from Underlying Portfolios	(10,606,361)

Net change in unrealized depreciation on investments	(114,303,998)

Net realized and unrealized loss on investments	(124,910,359)

Net Decrease in Net Assets from Operations	$(120,934,743)

See accompanying notes to financial statements.

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American Funds® Balanced Allocation Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,975,616	$26,471,225
Net realized loss on investments and capital gain distributions from Underlying Portfolios	(10,606,361)	(17,870,234)
Net change in unrealized appreciation (depreciation) on investments	(114,303,998)	339,311,667

Net increase (decrease) in net assets resulting from operations	(120,934,743)	347,912,658

Distributions to Shareholders
From net investment income
Class B	(10,261)	—
Class C	(27,437,163)	—
From net realized gains
Class B	(381)	—
Class C	(1,177,268)	—

Net decrease in net assets resulting from distributions	(28,625,073)	—

Net increase in net assets from capital share transactions	609,247,475	1,105,453,774

Net Increase in Net Assets	459,687,659	1,453,366,432
Net assets at beginning of period	1,998,917,306	545,550,874

Net assets at end of period	$2,458,604,965	$1,998,917,306

Undistributed net investment income at end of period	$3,966,787	$27,438,595

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class B
Sales	48,749	$438,834	56,236	$450,667
Reinvestments	1,148	10,642	—	—
Redemptions	(6,255)	(56,765)	(7,304)	(53,984)

Net increase	43,642	$392,711	48,932	$396,683

Class C
Sales	75,704,317	$672,379,917	157,527,173	$1,190,947,234
Reinvestments	3,100,155	28,614,431	—	—
Redemptions	(10,494,119)	(92,139,584)	(11,030,947)	(85,890,143)

Net increase	68,310,353	$608,854,764	146,496,226	$1,105,057,091

Increase derived from capital shares transactions		$609,247,475		$1,105,453,774

See accompanying notes to financial statements.

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American Funds® Balanced Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008(b)
Net Asset Value, Beginning of Period	$8.87	$6.82	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.04	0.24	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.41)	1.81	(3.00)

Total From Investment Operations	(0.37)	2.05	(2.92)

Less Distributions
Dividends from Net Investment Income	(0.12)	—	(0.26)
Distributions from Net Realized Capital Gains	(0.00)+	—	(0.00)+

Total Distributions	(0.12)	—	(0.26)

Net Asset Value, End of Period	$8.38	$8.87	$6.82

Total Return (%)	(4.28)	30.06	(29.20)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(c)	0.35 *	0.35	0.35 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(d)	0.35 *	0.36	0.78 *
Ratio of Net Investment Income to Average Net Assets (%)(e)	0.84 *	2.99	1.32 *
Portfolio Turnover Rate (%)	6.5	5.9	12.1
Net Assets, End of Period (in millions)	$0.9	$0.6	$0.1

	Class C
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008(b)
Net Asset Value, Beginning of Period	$8.82	$6.82	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.02	0.17	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.40)	1.83	(3.28)

Total From Investment Operations	(0.38)	2.00	(2.92)

Less Distributions
Dividends from Net Investment Income	(0.10)	—	(0.26)
Distributions from Net Realized Capital Gains	(0.00)+	—	(0.00)+

Total Distributions	(0.10)	—	(0.26)

Net Asset Value, End of Period	$8.34	$8.82	$6.82

Total Return (%)	(4.35)	29.33	(29.20)

Ratios/Supplemental Data
Gross Ratio of Expenses to Average Net (%)(c)	0.65 *	0.65	0.65 *
Net Ratio of Expenses to Average Net Assets (%)(d)	0.65 *	0.66	0.70 *
Ratio of Net Investment Income to Average Net Assets (%)(e)	0.35 *	2.19	6.70 *
Portfolio Turnover Rate (%)	6.5	5.9	12.1
Net Assets, End of Period (in millions)	$2,457.7	$1,998.3	$545.4

*	Annualized
+	Distributions from net realized gains were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2008.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

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American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Balanced Allocation Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class B and C Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$758,080	0.100%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.050%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class B	Class C

0.35%	0.65%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Adviser in accordance with the Expense Limitation Agreement during the six months ended June 30, 2010:                 $227,641

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class C Shares in respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio attributable to its Class B and Class C Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

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MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$735,238,372	$—	$148,787,554

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2010 were as follows:

Underlying Portfolio (Class 1)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

American Funds Bond Fund	12,871,985	7,776,484	(94,075)	20,554,394

American Funds Global Bond Fund*	3,246,276	1,451,067	(21,929)	4,675,414

American Funds Global Small Capitalization Fund*	3,380,910	1,008,306	(219,443)	4,169,773

American Funds Growth Fund*	9,264,734	2,757,419	(166,738)	11,855,415

American Funds Growth-Income Fund*	25,349,369	7,145,719	(3,238,758)	29,256,330

American Funds High-Income Bond Fund*	11,233,261	3,234,026	(2,231,654)	12,235,633

American Funds International Fund*	6,966,373	5,962,249	(66,868)	12,861,754

American Funds New World Fund	3,036,722	912,219	(32,737)	3,916,204

American Funds U.S. Government/AAA—Rated Securities Fund*	20,091,048	8,677,397	(129,501)	28,638,944

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2010. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

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MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Underlying Portfolios - continued

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

American Funds Bond Fund	$(37,765)	$—	$1,250,079	$221,165,281

American Funds Global Bond Fund	11,478	—	279,779	53,486,742

American Funds Global Small Capitalization Fund	363,036	—	1,004,651	70,844,439

American Funds Growth Fund	(2,682,166)	—	1,223,544	520,097,061

American Funds Growth-Income Fund	(11,900,176)	—	2,785,776	833,220,289

American Funds High-Income Bond Fund	2,226,110	—	1,679,348	131,655,409

American Funds International Fund	(246,599)	—	1,558,771	190,225,347

American Funds New World Fund	(53,095)	—	399,307	74,055,409

American Funds U.S. Government/AAA—Rated Securities Fund	114,451	1,598,363	1,177,742	365,146,530

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2009	2008	2009	2008	2009	2008

$—	$13,532,500	$—	$6,192,622	$—	$19,725,122

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Total
$27,955,178	$668,270	$190,007,774	$218,631,222

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

For the six months ended June 30, 2010, the Portfolio had a return of 4.51% for Class C versus 5.33% for its benchmark, the Barclays Capital U.S. Aggregate Bond Index1.

American Funds® Bond Portfolio managed by

MetLife Advisers, LLC vs. Barclays Capital U.S. Aggregate Bond Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year
American Funds® Bond Portfolio—Class C	4.51%	10.85%	2.98%	4.76%
Barclays Capital U.S. Aggregate Bond Index[1]	5.33%	9.50%	5.54%	6.47%

1 The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

The Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio’s performance is based on the performance of the Master Fund for the six months ended June 30, 2010, adjusted to reflect the Portfolio’s expenses for the six months ended June 30, 2010 (including contractual expense waivers).

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for the share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for the share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for the share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class C
Actual	0.65%	$1,000.00	$1,045.10	$3.30
Hypothetical	0.65%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Fund - 100.1%
Investment Company Security - 100.1%
American Funds Bond Fund (Class 1)(a)	25,973,178	$279,471,398

Total Investments - 100.1% (Cost $266,684,945#)		279,471,398

Other Assets And Liabilities (net) - (0.1)%		(176,163)

Net Assets - 100.0%		$279,295,235

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $12,786,453 and $0, respectively, resulting in a net unrealized appreciation of $12,786,453.
(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$279,471,398	$—	$—	$279,471,398
Total Investments	$279,471,398	$—	$—	$279,471,398

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$279,471,398
Receivable for shares sold	536,814

Total assets	280,008,212

Liabilities
Payables for:
Due to Adviser	2,185
Investments purchased	473,956
Shares redeemed	60,937
Accrued Expenses:
Distribution and service fees - Class C	123,026
Administration fees	2,564
Custodian and accounting fees	4,087
Deferred trustees’ fees	11,173
Other expenses	35,049

Total liabilities	712,977

Net Assets	$279,295,235

Net Assets Represented by
Paid in surplus	$265,889,541
Accumulated net realized loss	(202,568)
Unrealized appreciation on investments	12,786,453
Undistributed net investment income	821,809

Net Assets	$279,295,235

Net Assets
Class C	$279,295,235

Capital Shares Outstanding*
Class C	28,337,034

Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$9.86

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $266,684,945.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Master Fund	$1,579,830

Total investment income	1,579,830

Expenses
Administration fees	12,563
Deferred Expense Reimbursement	21,393
Custodian and accounting fees	12,529
Distribution and service fees - Class C	634,943
Audit and tax services	8,946
Legal	17,356
Trustees’ fees and expenses	12,201
Shareholder reporting	2,927
Insurance	23,880
Miscellaneous	3,650

Total expenses	750,388

Net investment income	829,442

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(81,100)

Net change in unrealized appreciation on investments	9,412,383

Net realized and unrealized gain on investments	9,331,283

Net Increase in Net Assets from Operations	$10,160,725

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$829,442	$4,619,222
Net realized loss on investments	(81,100)	(42,829)
Net change in unrealized appreciation on investments	9,412,383	7,208,671

Net increase in net assets resulting from operations	10,160,725	11,785,064

Distributions to Shareholders
From net investment income
Class C	(4,626,851)	(8)
From net realized gains
Class C	—	—

Net decrease in net assets resulting from distributions	(4,626,851)	(8)

Net increase in net assets from capital share transactions	82,346,638	143,520,354

Net Increase in Net Assets	87,880,512	155,305,410
Net assets at beginning of period	191,414,723	36,109,313

Net assets at end of period	$279,295,235	$191,414,723

Undistributed net investment income at end of period	$821,809	$4,619,218

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class C
Sales	10,047,778	$98,028,568	17,320,224	$158,669,719
Reinvestments	477,980	4,626,851	1	8
Redemptions	(2,079,424)	(20,308,781)	(1,635,940)	(15,149,373)

Net increase derived from capital shares transactions	8,446,334	$82,346,638	15,684,285	$143,520,354

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

Financial Highlights

Selected per share data
	Class C
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009		2008(b)
Net Asset Value, Beginning of Period	$9.62		$8.58		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.03		0.41		0.87
Net Realized and Unrealized Gain (Loss) on Investments	0.40		0.63		(1.83)

Total From Investment Operations	0.43		1.04		(0.96)

Less Distributions
Dividends from Net Investment Income	(0.19)		(0.00	)+	(0.46)
Distributions from Net Realized Capital Gains	—		—		—

Total Distributions	(0.19)		(0.00	)+	(0.46)

Net Asset Value, End of Period	$9.86		$9.62		$8.58

Total Return (%)	4.51		12.12		(9.61)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.65	*	0.65		0.65 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.65	*	0.69		1.05 *
Ratio of Net Investment Income to Average Net Assets (%)	0.72	*	4.42		13.82 *
Portfolio Turnover Rate (%)	0.5		0.5		6.3
Net Assets, End of Period (in millions)	$279.3		$191.4		$36.1

*	Annualized
+	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/08.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Bond Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class C Shares are currently offered by the Portfolio.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the Bond Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC"), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund are provided separately and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2010, the Portfolio owned approximately 2.99% of the Master Fund.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the Notes to Financial Statements for the Master Fund.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Master Fund are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Adviser is an affiliate of MetLife. The Adviser currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

% per annum	Average Daily Net Assets

0.55%	ALL

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Master Fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement	Expenses Deferred in
	2008	2009	2010
	Subject to repayment until December 31,
Class C	2013	2014	2015

0.65%	$29,761	$44,442	$—

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Adviser in accordance with the Expense Limitation Agreement during the six months ended June 30, 2010:                 $21,393

Distribution Agreements and Plans - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class C distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 1.00% of the average net assets of the Portfolio attributable to its Class C Shares in respect to activities primarily intended to result in the sale of Class C Shares. However, under the Class C distribution agreement, payments to the Distributor for activities pursuant to the Class C distribution plan are currently limited to payments at an annual rate equal to 0.55% of average daily net assets of the Portfolio attributable to its Class C Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$79,754,759	$—	$1,132,136

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MET INVESTORS SERIES TRUST

American Funds® Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2009	2008	2009	2008	2009	2008

$8	$1,821,237	$—	$7,314	$8	$1,828,551

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$4,626,736	$—	$3,252,602	$—	$7,879,338

7. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

8. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

10

MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the American Funds® Growth Allocation Portfolio had a return of -6.58% and -6.62% for Class B and C Shares, respectively, versus -3.46% for its benchmark, the Dow Jones Moderately Aggressive Index1.

Market Environment/Conditions

After a strong start in 2010, common stocks fell sharply from May onward due to concerns about the overall economy and the sovereign debt crisis in Europe. The Standard & Poor’s 500 Index2 fell 6.65% during the six month period ending June 2010. The index’s second quarter return of -11.40% broke the streak of four straight quarters of positive returns. During the first half of 2010, stocks of larger companies generally fell more than the stocks of mid and smaller sized companies and growth style stocks fell more than value style stocks. The consumer and industrial sectors, while both down for the period, held up better than the energy, technology, and materials sector. Foreign stocks, as measured by the MSCI EAFE Index3, were down 13.23% during the six months ending June. On a local currency basis, foreign stocks were down only 7.34% with the remainder of the decline coming from a stronger dollar, which makes foreign securities less valuable to the U.S. dollar based investor. On a regional basis, Europe was down the most among developed countries, while Japan was down only modestly. Emerging market and small cap foreign stocks generally held up better than stocks of larger companies from developed countries. In response to concerns about the strength and duration of the economic recovery, Treasury yields fell as investors sought the safety of government securities. Spreads between these relatively safe Treasuries and riskier corporate bonds widened as investors worried about borrowers’ abilities to repay loans in an uncertain economic environment.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes to add value and control risk over the long term. The Portfolio strives to achieve its objectives through investment in the various funds of the American Funds Insurance Series (AFIS). Although the Portfolio’s asset allocation goal of 15% to fixed income and 85% equities did not change, there were modest changes to the narrower asset class goals during the course of the year, including an increase in the goal for foreign equities from 22% to 24%.

The first six months of 2010 was composed of two distinct market environments. The January to April period was characterized by a continuation of the trends of the last nine months of 2009 during which risk was rewarded: strong equity returns and better bond returns in the credit sectors than in the government sectors. In May and June, the markets resembled the risk-averse period of 2008 and early 2009, where stock prices fell as investors fled to the safety of Treasury bonds. The Portfolio’s modest fixed income position dampened some of the impact of the equity segment’s negative returns on absolute performance. While the Portfolio does not have an explicit goal for cash, it did hold a residual position of about 6% through the cash held in the underlying portfolios. The impact of holding cash was mostly additive to performance as it cushioned the fall resulting from the slumping underlying equity portfolios.

Among the underlying equity portfolios, the AFIS Growth Fund, while down for the period, held up better than the corresponding index component and helped relative performance. The Growth Fund was helped by good stock selection in Consumer Discretionary (Chipotle Mexican Grill, Wynn Resorts, and Las Vegas Sands) and Materials (Barrick Gold Corp., Newmont Mining Corp., and Alcoa, Inc.). The two foreign equity portfolios, the AFIS New World Fund and the AFIS Global Small Cap Fund, held up better than the foreign equity index component during the period. Smaller companies and those in faster-growing developing economies outpaced larger companies in developed countries (especially those in Europe) that make up most of a broad market index such as the MSCI EAFE Index.

The AFIS Growth-Income Fund underperformed the domestic equity market and hurt both relative and absolute performance. The main cause of the Growth-Income Fund’s weak relative performance was poor security selection in the Information Technology sector. They did not own Apple, Inc., which was up nearly 19% for the period, and did own several stocks that declined more than the broad market, such as Nokia Corp., Flextronics International, and Yahoo, Inc.

On an absolute basis, the Portfolio’s investment grade domestic bond securities, 11% of its assets, contributed the most to performance. The two largest bond positions—the AFIS Government/AAA Securities Fund and the AFIS Bond Fund—contributed the most to relative performance as they both outperformed the respective bond market index component.

1

MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary* (continued)

Investment Committee

MetLife Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as of June 30, 2010 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
American Funds Growth-Income Fund (Class 1)	39.8
American Funds Growth Fund (Class 1)	29.7
American Funds International Fund (Class 1)	11.0
American Funds New World Fund (Class 1)	4.1
American Funds Global Small Capitalization Fund (Class 1)	4.0
American Funds U.S. Government /AAA—Rated Securities Fund (Class 1)	3.6
American Funds Bond Fund (Class 1)	3.5
American Funds High-Income Bond Fund (Class 1)	3.3
American Funds Global Bond Fund (Class 1)	1.1

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MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

American Funds® Growth Allocation Portfolio managed by MetLife Advisers, LLC vs. Dow Jones Moderately Aggressive Index1

	Average Annual Return (for the six months ended 6/30/10)[4]
	6 Month	1 year	Since Inception[5]
American Funds® Growth Allocation Portfolio—Class B	-6.58%	13.22%	-9.22%
Class C	-6.62%	13.02%	-9.55%
Dow Jones Moderately Aggressive Index[1]	-3.46%	16.18%	-6.16%

The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

4 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5 Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class B(a)(b)
Actual	0.73%	$1,000.00	$934.20	$3.50
Hypothetical	0.73%	1,000.00	1,021.17	3.66

Class C(a)(b)
Actual	1.03%	$1,000.00	$933.80	$4.94
Hypothetical	1.03%	1,000.00	1,019.69	5.16

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period,

multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial

Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Funds - 100.1%
Investment Company Securities - 100.1%
American Funds Bond Fund (Class 1)(a)	6,207,394	$66,791,558
American Funds Global Bond Fund (Class 1)(a)	1,880,189	21,509,360
American Funds Global Small Capitalization Fund (Class 1)(a)	4,447,461	75,562,364
American Funds Growth Fund (Class 1)(a)	12,946,532	567,964,357
American Funds Growth-Income Fund (Class 1)(a)	26,666,518	759,462,423
American Funds High-Income Bond Fund (Class 1)(a)	5,895,598	63,436,635
American Funds International Fund (Class 1)(a)	14,159,013	209,411,803
American Funds New World Fund (Class 1)(a)	4,184,126	79,121,830
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)(a)	5,338,608	68,067,258

Total Mutual Funds (Cost $1,785,601,856)		1,911,327,588

Total Investments - 100.1% (Cost $1,785,601,856#)		1,911,327,588

Other Assets And Liabilities (net) - (0.1)%		(1,091,364)

Net Assets - 100.0%		$1,910,236,224

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $130,798,958 and $5,073,226, respectively, resulting in a net unrealized appreciation of $125,725,732.
(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,911,327,588	$—	$—	$1,911,327,588
Total Investments	$1,911,327,588	$—	$—	$1,911,327,588

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$1,911,327,588
Receivable for shares sold	1,402,780

Total assets	1,912,730,368

Liabilities
Payables for:
Due to Adviser	34,192
Investments purchased	266,864
Shares redeemed	1,133,996
Accrued Expenses:
Management fees	112,278
Distribution and service fees - Class B	649
Distribution and service fees - Class C	894,588
Administration fees	2,564
Custodian and accounting fees	4,087
Deferred trustees’ fees	11,173
Other expenses	33,753

Total liabilities	2,494,144

Net Assets	$1,910,236,224

Net Assets Represented by
Paid in surplus	$1,870,427,988
Accumulated net realized loss	(88,161,625)
Unrealized appreciation on investments	125,725,732
Undistributed net investment income	2,244,129

Net Assets	$1,910,236,224

Net Assets
Class B	$3,110,028

Class C	1,907,126,196

Capital Shares Outstanding*
Class B	405,933

Class C	250,411,962

Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$7.66

Class C	7.62

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,785,601,856.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$8,723,778

Total investment income	8,723,778

Expenses
Management fees	684,063
Administration fees	12,563
Deferred Expense Reimbursement	196,029
Custodian and accounting fees	12,529
Distribution and service fees - Class B	3,571
Distribution and service fees - Class C	5,471,288
Audit and tax services	8,946
Legal	17,356
Trustees’ fees and expenses	12,203
Shareholder reporting	39,368
Insurance	7,477
Miscellaneous	5,674

Total expenses	6,471,067

Net investment income	2,252,711

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(30,568,120)
Capital gain distributions from Underlying Portfolios	301,514

Net realized loss on investments and capital gain distributions from Underlying Portfolios	(30,266,606)

Net change in unrealized depreciation	(114,200,376)

Net realized and unrealized loss on investments	(144,466,982)

Net Decrease in Net Assets from Operations	$(142,214,271)

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,252,711	$17,988,496
Net realized loss on investments and capital gain distributions from Underlying Portfolios	(30,266,606)	(55,256,554)
Net change in unrealized appreciation (depreciation) on investments	(114,200,376)	508,109,374

Net increase (decrease) in net assets resulting from operations	(142,214,271)	470,841,316

Distributions to Shareholders
From net investment income
Class B	(34,493)	(0)+
Class C	(18,431,724)	(186)
From net realized gains
Class B	—	—
Class C	—	—

Net decrease in net assets resulting from distributions	(18,466,217)	(186)

Net increase in net assets from capital share transactions	129,549,315	684,278,437

Net Increase (Decrease) in Net Assets	(31,131,173)	1,155,119,567
Net assets at beginning of period	1,941,367,397	786,247,830

Net assets at end of period	$1,910,236,224	$1,941,367,397

Undistributed net investment income at end of period	$2,244,129	$18,457,635

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class B
Sales	127,613	$1,060,284	188,614	$1,315,145
Reinvestments	3,947	34,493	0 +	0 +
Redemptions	(20,986)	(168,282)	(13,943)	(100,706)

Net increase	110,574	$926,495	174,671	$1,214,439

Class C
Sales	29,891,611	$249,823,907	130,818,999	$852,306,777
Reinvestments	2,118,589	18,431,724	30	186
Redemptions	(17,221,986)	(139,632,811)	(23,153,646)	(169,242,965)

Net increase	14,788,214	$128,622,820	107,665,383	$683,063,998

Increase derived from capital shares transactions		$129,549,315		$684,278,437

+	Distributions and reinvestments from net investment income were less than $0.01.

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009		2008(b)
Net Asset Value, Beginning of Period	$8.29	$6.17		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.03	0.13		0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	1.99		(3.69)

Total From Investment Operations	(0.53)	2.12		(3.55)

Less Distributions
Dividends from Net Investment Income	(0.10)	(0.00	)+	(0.28)
Distributions from Net Realized Capital Gains	—	—		(0.00)++

Total Distributions	(0.10)	(0.00	)+	(0.28)

Net Asset Value, End of Period	$7.66	$8.29		$6.17

Total Return (%)	(6.58)	34.36		(35.45)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(c)	0.35 *	0.35		0.35 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(d)	0.35 *	0.36		0.65 *
Ratio of Net Investment Income to Average Net Assets (%)(e)	0.63 *	1.81		2.37 *
Portfolio Turnover Rate (%)	10.6	7.4		4.6
Net Assets, End of Period (in millions)	$3.1	$2.4		$0.7

	Class C
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009		2008(b)
Net Asset Value, Beginning of Period	$8.23	$6.14		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.01	0.09		0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	2.00		(3.81)

Total From Investment Operations	(0.54)	2.09		(3.58)

Less Distributions
Dividends from Net Investment Income	(0.07)	(0.00	)+	(0.28)
Distributions from Net Realized Capital Gains	—	—		(0.00)++

Total Distributions	(0.07)	(0.00	)+	(0.28)

Net Asset Value, End of Period	$7.62	$8.23		$6.14

Total Return (%)	(6.62)	34.04		(35.78)

Ratios/Supplemental Data
Gross Ratio of Expenses to Average Net Assets (%)(c)	0.65 *	0.65		0.65 *
Net Ratio of Expenses to Average Net Assets (%)(d)	0.65 *	0.66		0.70 *
Ratio of Net Investment Income to Average Net Assets (%)(e)	0.23 *	1.27		4.65 *
Portfolio Turnover Rate (%)	10.6	7.4		4.6
Net Assets, End of Period (in millions)	$1,907.1	$1,938.9		$785.5

*	Annualized
+	Distributions from net investment income were less than $0.01.
++	Distributions from net realized capital gains were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2008.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Growth Allocation Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class B and C Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

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MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$684,063	0.100%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.050%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009	2010
		Subject to repayment until December 31,
Class B	Class C	2013	2014	2015

0.35%	0.65%	$—	$50,063	$—

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Adviser in accordance with the Expense Limitation Agreement during the six months ended June 30, 2010:                $196,029

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00% respectively, of the average net assets of the Portfolio attributable to its Class B and Class C Shares in respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio attributable to its Class B and Class C Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and services fees in the Statement of Operations.

Under the terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

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MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government
$—	$323,556,434	$—	$209,884,283

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2010 were as follows:

Underlying Portfolio (Class 1)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

American Funds Bond Fund	3,515,260	2,825,339	(133,205)	6,207,394

American Funds Global Bond Fund	1,551,362	375,995	(47,168)	1,880,189

American Funds Global Small Capitalization Fund*	4,323,022	401,419	(276,980)	4,447,461

American Funds Growth Fund*	12,710,394	1,024,014	(787,876)	12,946,532

American Funds Growth-Income Fund*	28,074,879	2,282,603	(3,690,964)	26,666,518

American Funds High-Income Bond Fund	3,581,746	2,508,025	(194,173)	5,895,598

American Funds International Fund*	7,796,647	6,694,902	(332,536)	14,159,013

American Funds New World Fund*	3,885,374	412,695	(113,943)	4,184,126

American Funds U.S. Government/AAA—Rated Securities Fund	7,383,993	800,766	(2,846,151)	5,338,608

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2010. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

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MET INVESTORS SERIES TRUST

American Funds® Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Underlying Portfolios - continued

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

American Funds Bond Fund	$(47,159)	$—	$382,098	$66,791,558

American Funds Global Bond Fund	12,574	—	113,917	21,509,360

American Funds Global Small Capitalization Fund	(350,144)	—	1,086,213	75,562,364

American Funds Growth Fund	(8,019,715)	—	1,354,219	567,964,357

American Funds Growth-Income Fund	(21,827,589)	—	2,574,330	759,462,423

American Funds High-Income Bond Fund	(148,561)	—	819,399	63,436,635

American Funds International Fund	(1,191,567)	—	1,739,215	209,411,803

American Funds New World Fund	(322,598)	—	432,218	79,121,830

American Funds U.S. Government/AAA—Rated Securities Fund	1,326,638	301,514	222,169	68,067,258

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2009	2008	2009	2008	2009	2008

$186	$16,880,302	$—	$17,103,272	$186	$33,983,574

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$18,465,153	$—	$184,130,444	$(2,099,355)	$200,496,242

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2017	Total
$2,099,355	$2,099,355

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

For the six months ended June 30, 2010, the Portfolio had a return of -5.73% for Class C versus -6.65% for its benchmark, the S&P 500 Index1.

American Funds® Growth Portfolio managed by

MetLife Advisers, LLC vs. S&P 500 Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year
American Funds® Growth Portfolio—Class C	-5.73%	16.15%	0.02%	-1.39%
S&P 500 Index[1]	-6.65%	14.43%	-0.79%	-1.59%

1 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

The Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio’s performance is based on the performance of the Master Fund for the period ended December 31, 2009 adjusted to reflect the Portfolio’s expenses for the period ended December 31, 2009 (including contractual expense waivers).

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for the share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for the share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for the share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class C
Actual	0.59%	$1,000.00	$942.70	$2.84
Hypothetical	0.59%	1,000.00	1,021.87	2.96

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Fund - 100.1%
Investment Company Security - 100.1%
American Funds Growth Fund(a)	10,620,578	$465,924,743

Total Investments - 100.1% (Cost $452,421,153#)		465,924,743

Other Assets And Liabilities (net) - (0.1)%		(261,594)

Net Assets - 100.0%		$465,663,149

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $13,503,590 and $0, respectively, resulting in a net unrealized appreciation of $13,503,590.
(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$465,924,743	$—	$—	$465,924,743
Total Investments	$465,924,743	$—	$—	$465,924,743

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$465,924,743
Receivable for investments sold	95,575
Receivable for shares sold	640,359

Total assets	466,660,677

Liabilities
Payables for:
Shares redeemed	734,014
Accrued Expenses:
Distribution and service fees - Class C	212,958
Administration fees	2,564
Custodian and accounting fees	4,087
Deferred trustees’ fees	11,173
Other expenses	32,732

Total liabilities	997,528

Net Assets	$465,663,149

Net Assets Represented by
Paid in surplus	$455,518,553
Accumulated net realized loss	(3,196,995)
Unrealized appreciation on investments	13,503,590
Distributions in excess of net investment income	(161,999)

Net Assets	$465,663,149

Net Assets
Class C	$465,663,149

Capital Shares Outstanding*
Class C	63,834,291

Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$7.29

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $452,421,153.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Master Fund	$1,087,823

Total investment income	1,087,823

Expenses
Administration fees	12,563
Custodian and accounting fees	12,529
Distribution and service fees - Class C	1,149,834
Audit and tax services	8,946
Legal	17,356
Trustees’ fees and expenses	12,203
Shareholder reporting	3,317
Insurance	21,500
Miscellaneous	3,790

Total expenses	1,242,038

Net investment loss	(154,215)

Net Realized and Unrealized Loss on Investments
Net realized loss on investments	(713,583)

Net change in unrealized depreciation on investments	(29,727,072)

Net realized and unrealized loss on investments	(30,440,655)

Net Decrease in Net Assets from Operations	$(30,594,870)

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$(154,215)	$1,024,575
Net realized loss on investments	(713,583)	(2,426,782)
Net change in unrealized appreciation (depreciation) on investments	(29,727,072)	68,316,665

Net increase (decrease) in net assets resulting from operations	(30,594,870)	66,914,458

Distributions to Shareholders
From net investment income
Class C	(1,032,359)	—
From net realized gains
Class C	—	—

Net decrease in net assets resulting from distributions	(1,032,359)	—

Net increase in net assets from capital share transactions	149,033,897	212,851,629

Net Increase in Net Assets	117,406,668	279,766,087
Net assets at beginning of period	348,256,481	68,490,394

Net assets at end of period	$465,663,149	$348,256,481

Undistributed (distributions in excess of) net investment income at end of period	$(161,999)	$1,024,575

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class C
Sales	21,426,730	$168,853,496	37,562,711	$245,787,492
Reinvestments	123,340	1,032,359	—	—
Redemptions	(2,671,216)	(20,851,958)	(4,884,784)	(32,935,863)

Net increase derived from capital shares transactions	18,878,854	$149,033,897	32,677,927	$212,851,629

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

Financial Highlights

Selected per share data
	Class C
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008(b)
Net Asset Value, Beginning of Period	$7.75		$5.58	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.00	) +	0.04	0.15
Net Realized And Unrealized Gain (Loss) on Investments	(0.44)		2.13	(4.34)

Total From Investment Operations	(0.44)		2.17	(4.19)

Less Distributions
Dividends from Net Investment Income	(0.02)		—	(0.23)
Distributions from Net Realized Capital Gains	—		—	—

Total Distributions	(0.02)		—	(0.23)

Net Asset Value, End of Period	$7.29		$7.75	$5.58

Total Return (%)	(5.73)		38.89	(41.84)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.59	*	0.65	0.65 *
Ratio of Expenses to Average Net Assets Before Reimbursement And Rebates (%)	0.59	*	0.65	0.92 *
Ratio of Net Investment Income to Average Net Assets (%)	(0.07	)*	0.55	3.09 *
Portfolio Turnover Rate (%)	0.4		1.4	0.2
Net Assets, End of Period (in millions)	$465.7		$348.3	$68.5

*	Annualized
+	Net investment income was less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class C Shares are currently offered by the Portfolio.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the Growth Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund are provided separately and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2010, the Portfolio owned approximately 2.02% of the Master Fund.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the Notes to Financial Statements for the Master Fund.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Master Fund are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Adviser is an affiliate of MetLife. The Adviser currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

% per annum	Average Daily Net Assets

0.75%	ALL

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Master Fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class C

0.65%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class C distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 1.00% of the average net assets of the Portfolio attributable to its Class C Shares in respect to activities primarily intended to result in the sale of Class C Shares. However, under the Class C distribution agreement, payments to the Distributor for activities pursuant to the Class C distribution plan are currently limited to payments at an annual rate equal to 0.55% of average daily net assets of the Portfolio attributable to its Class C Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$149,535,435	$—	$1,653,373

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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MET INVESTORS SERIES TRUST

American Funds® Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2009	2008	2009	2008	2009	2008

$—	$991,370	$—	$1,729,215	$—	$2,720,585

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$1,032,093	$—	$40,747,250	$—	$41,779,343

7. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

8. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

10

MET INVESTORS SERIES TRUST

American Funds® International Portfolio

For the six month ended June 30, 2010, the Portfolio had a return of -13.47% for Class C versus -13.23% and -11.06% for its benchmarks, the MSCI EAFE Index1 and Morgan Stanley Capital International AC World (ex-U.S.) Index2.

American Funds® International Portfolio managed by MetLife Advisers, LLC vs. MSCI EAFE Index1 and Morgan Stanley Capital International AC World (ex-U.S.) Index2

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year
American Funds® International Portfolio—Class C	-13.47%	7.37%	3.72%	0.19%
MSCI EAFE Index[1]	-13.23%	5.92%	0.88%	0.16%
Morgan Stanley Capital International AC World (ex-U.S.) Index[2]	-11.06%	10.43%	3.38%	1.86%

1 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The Morgan Stanley Capital International AC World (ex-U.S.) Index (net) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

The Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio’s performance is based on the performance of the Master Fund for the six months ended June 30, 2010 adjusted to reflect the Portfolio’s expenses for the six months ended June 30, 2010 (including contractual expense waivers).

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

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MET INVESTORS SERIES TRUST

American Funds® International Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for the share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for the share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for the share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class C
Actual	0.65%	$1,000.00	$865.30	$3.01
Hypothetical	0.65%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

2

MET INVESTORS SERIES TRUST

American Funds® International Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Fund - 100.1%
Investment Company Security - 100.1%
American Funds International Fund (Class 1)(a)	15,549,310	$229,974,302

Total Investments - 100.1% (Cost $236,903,240#)		229,974,302

Other Assets And Liabilities (net) - (0.1)%		(138,929)

Net Assets - 100.0%		$229,835,373

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $6,928,938, respectively, resulting in a net unrealized depreciation of $6,928,938.
(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® International Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$229,974,302	$—	$—	$229,974,302
Total Investments	$229,974,302	$—	$—	$229,974,302

See accompanying notes to financial statements.

4

MET INVESTORS SERIES TRUST

American Funds® International Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$229,974,302
Receivable for shares sold	170,951

Total assets	230,145,253

Liabilities
Payables for:
Due to Adviser	6,933
Investments purchased	13,263
Shares redeemed	155,768
Accrued Expenses:
Distribution and service fees - Class C	104,447
Administration fees	2,564
Custodian and accounting fees	4,087
Deferred trustees’ fees	11,173
Other expenses	11,645

Total liabilities	309,880

Net Assets	$229,835,373

Net Assets Represented by
Paid in surplus	$241,436,246
Accumulated net realized loss	(5,841,900)
Unrealized depreciation on investments	(6,928,938)
Undistributed net investment income	1,169,965

Net Assets	$229,835,373

Net Assets
Class C	$229,835,373

Capital Shares Outstanding*
Class C	32,972,614

Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$6.97

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $236,903,240.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Master Fund	$1,887,849

Total investment income	1,887,849

Expenses
Administration fees	12,563
Deferred Expense Reimbursement	36,397
Custodian and accounting fees	12,529
Distribution and service fees - Class C	601,076
Audit and tax services	8,946
Legal	17,356
Trustees’ fees and expenses	12,203
Shareholder reporting	4,088
Insurance	1,507
Miscellaneous	3,698

Total expenses	710,363

Net investment income	1,177,486

Net Realized and Unrealized Loss on Investments
Net realized loss on investments	(2,514,805)

Net change in unrealized depreciation on investments	(31,964,205)

Net realized and unrealized loss on investments	(34,479,010)

Net Decrease in Net Assets from Operations	$(33,301,524)

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

American Funds® International Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,177,486	$1,941,630
Net realized loss on investments and capital gain distributions from Master Fund	(2,514,805)	(1,613,750)
Net change in unrealized appreciation (depreciation) on investments	(31,964,205)	44,540,507

Net increase (decrease) in net assets resulting from operations	(33,301,524)	44,868,387

Distributions to Shareholders
From net investment income
Class C	(1,949,151)	—
From net realized gains
Class C	(612,678)	(14)

Net decrease in net assets resulting from distributions	(2,561,829)	(14)

Net increase in net assets from capital share transactions	71,335,347	94,841,811

Net Increase in Net Assets	35,471,994	139,710,184
Net assets at beginning of period	194,363,379	54,653,195

Net assets at end of period	$229,835,373	$194,363,379

Undistributed net investment income at end of period	$1,169,965	$1,941,630

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class C
Sales	10,785,714	$83,732,580	16,824,923	$112,156,528
Reinvestments	316,666	2,561,829	3	14
Redemptions	(2,006,491)	(14,959,062)	(2,521,293)	(17,314,731)

Net increase derived from capital shares transactions	9,095,889	$71,335,347	14,303,633	$94,841,811

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

American Funds® International Portfolio

Financial Highlights

Selected per share data
	Class C
	Six Months Ended June 30, 2010 (Unaidited)	Year Ended December 31,
		2009		2008(b)
Net Asset Value, Beginning of Period	$8.14	$5.71		$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.04	0.12		0.31
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)	2.31		(4.20)

Total From Investment Operations	(1.08)	2.43		(3.89)

Less Distributions
Dividends from Net Investment Income	(0.07)	—		(0.40)
Distributions from Net Realized Capital Gains	(0.02)	(0.00	)+	(0.00)+

Total Distributions	(0.09)	(0.00	)+	(0.40)

Net Asset Value, End of Period	$6.97	$8.14		$5.71

Total Return (%)	(13.47)	42.56		(38.86)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.65 *	0.65		0.65 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.65 *	0.68		0.85 *
Ratio of Net Investment Income to Average Net Assets (%)	1.08 *	1.66		6.43 *
Portfolio Turnover Rate (%)	2.2	2.5		7.9
Net Assets, End of Period (in millions)	$229.8	$194.4		$54.7

*	Annualized
+	Distributions from net realized capital gains were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

American Funds® International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® International Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class C Shares are currently offered by the Portfolio.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the International Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund are provided separately and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2010, the Portfolio owned approximately 2.76% of the Master Fund.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Master Fund are valued at its closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset value of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the Notes to Financial Statements for the Master Fund.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Master Fund are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Adviser is an affiliate of MetLife. The Adviser currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at an annual rate of percentage of the assets of the Portfolio as follows:

% per annum	Average Daily Net Assets

0.90%	ALL

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MET INVESTORS SERIES TRUST

American Funds® International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Master Fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement	Expenses Deferred in
	2008	2009	2010
	Subject to repayment until December 31,
Class C	2013	2014	2015

0.65%	$7,966	$30,609	$—

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Adviser in accordance with the Expense Limitation Agreement during the six months ended June 30, 2010:                $36,397

Distribution Agreements and Plans - The Trust has a distribution agreement with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class C distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 1.00% of the average net assets of the Portfolio attributable to its Class C Shares in respect to activities primarily intended to result in the sale of Class C Shares. However, under the Class C distribution agreement, payments to the Distributor for activities pursuant to the Class C distribution plan are currently limited to payments at an annual rate equal to 0.55% of average daily net assets of the Portfolio attributable to its Class C Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class C distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class C Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$74,743,639	$—	$4,750,153

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MET INVESTORS SERIES TRUST

American Funds® International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2009	2008	2009	2008	2009	2008

$—	$1,628,706	$14	$1,970,362	$14	$3,599,068

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$1,949,148	$612,650	$21,708,200	$—	$24,269,998

7. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

8. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

10

MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the American Funds® Moderate Allocation Portfolio had a return of -1.90% and -1.98% for Class B and C Shares, respectively, versus -1.47% for its benchmark, the Dow Jones Moderate Index1.

Market Environment/Conditions

After a strong start in 2010, common stocks fell sharply from May onward due to concerns about the overall economy and the sovereign debt crisis in Europe. The Standard & Poor’s 500 Index2 fell 6.65% during the six month period ending June 2010. The index’s second quarter return of -11.40% broke the streak of four straight quarters of positive returns. During the first half of 2010, stocks of larger companies generally fell more than the stocks of mid and smaller sized companies and growth style stocks fell more than value style stocks. The consumer and industrial sectors, while both down for the period, held up better than the energy, technology, and materials sector. Foreign stocks, as measured by the MSCI EAFE Index3, were down 13.23% during the six months ending June. On a local currency basis, foreign stocks were down only 7.34% with the remainder of the decline coming from a stronger dollar, which makes foreign securities less valuable to the U.S. dollar based investor. On a regional basis, Europe was down the most among developed countries, while Japan was down only modestly. Emerging market and small cap foreign stocks generally held up better than stocks of larger companies from developed countries. In response to concerns about the strength and duration of the economic recovery, Treasury yields fell as investors sought the safety of government securities. Spreads between these relatively safe Treasuries and riskier corporate bonds widened as investors worried about borrowers’ abilities to repay loans in an uncertain economic environment.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes to add value and control risk over the long term. The Portfolio strives to achieve its objectives through investment in the various funds of the American Funds Insurance Series (AFIS). Although the Portfolio’s asset allocation goal of 50% to fixed income and 50% equities did not change, there were modest changes to the narrower asset class goals during the course of the year, including an increase in the goal for foreign equities from 13% to 14%.

The first six months of 2010 was composed of two distinct market environments. The January to April period was characterized by a continuation of the trends of the last nine months of 2009 during which risk was rewarded: strong equity returns and better bond returns in the credit sectors than in the government sectors. In May and June, the markets resembled the risk-averse period of 2008 and early 2009, where stock prices fell as investors fled to the safety of Treasury bonds. The Portfolio’s position in fixed income dampened some of the impact of the equity segment’s negative returns on absolute performance. While the Portfolio does not have an explicit goal for cash, it did hold a residual position of about 6% through the cash held in the underlying portfolios. The impact of holding cash was mostly additive to performance as it cushioned the fall resulting from the slumping underlying equity portfolios.

Among the underlying equity portfolios, the AFIS Growth Fund, while down for the period, held up better than the corresponding index component and helped relative performance. The Growth Fund was helped by good stock selection in Consumer Discretionary (Chipotle Mexican Grill, Wynn Resorts, and Las Vegas Sands) and Materials (Barrick Gold Corp., Newmont Mining Corp., and Alcoa, Inc.). The two foreign equity portfolios, the AFIS New World Fund and the AFIS Global Small Cap Fund, held up better than the foreign equity index component during the period. Smaller companies and those in faster-growing developing economies outpaced larger companies in developed countries (especially those in Europe) that make up most of a broad market index such as the MSCI EAFE Index.

The AFIS Growth-Income Fund underperformed the domestic equity market and hurt both relative and absolute performance. The main cause of the Growth-Income Fund’s weak relative performance was poor security selection in the Information Technology sector. They did not own Apple, Inc., which was up nearly 19% for the period, and did own several stocks that declined more than the broad market, such as Nokia Corp., Flextronics International, and Yahoo, Inc.

On an absolute basis, the Portfolio’s investment grade domestic bond securities, 42% of its assets, contributed the most to performance. The two largest bond positions—the AFIS Government/AAA Securities Fund and the AFIS Bond Fund—contributed the most to relative performance as they both outperformed the respective bond market index component.

Investment Committee

MetLife Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as of June 30, 2010 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying

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MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary* (continued)

portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
American Funds Growth-Income Fund (Class 1)	29.1
American Funds U.S. Government /AAA—Rated Securities Fund (Class 1)	27.6
American Funds Bond Fund (Class 1)	18.5
American Funds Growth Fund (Class 1)	11.2
American Funds International Fund (Class 1)	5.6
American Funds High-Income Bond Fund (Class 1)	5.2
American Funds Global Bond Fund (Class 1)	1.1
American Funds New World Fund (Class 1)	1.0
American Funds Global Small Capitalization Fund (Class 1)	0.9

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MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

American Funds® Moderate Allocation Portfolio managed by

MetLife Advisers, LLC vs. Dow Jones Moderate Index1

	Average Annual Return (for the six months ended 6/30/10)[4]
	6 Month	1 Year	Since Inception[5]
American Funds® Moderate Allocation Portfolio—Class B	-1.90%	12.39%	-2.60%
Class C	-1.98%	12.11%	-2.87%
Dow Jones Moderate Index[1]	-1.47%	13.92%	-3.26%

The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

4 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5 Inception of the Class B and Class C shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class B(a)(b)
Actual	0.75%	$1,000.00	$981.00	$3.68
Hypothetical	0.75%	1,000.00	1,021.58	3.76

Class C(a)(b)
Actual	1.05%	$1,000.00	$980.20	$5.16
Hypothetical	1.05%	1,000.00	1,019.59	5.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Funds - 100.1%
Investment Company Securities - 100.1%
American Funds Bond Fund (Class 1)(a)	33,398,559	$359,368,498
American Funds Global Bond Fund (Class 1)(a)	1,787,600	20,450,146
American Funds Global Small Capitalization Fund (Class 1)(a)	1,063,525	18,069,278
American Funds Growth Fund (Class 1)(a)	4,948,851	217,106,094
American Funds Growth-Income Fund (Class 1)(a)	19,898,220	566,701,293
American Funds High-Income Bond Fund (Class 1)(a)	9,364,596	100,763,056
American Funds International Fund (Class 1)(a)	7,367,040	108,958,525
American Funds New World Fund (Class 1)(a)	998,655	18,884,570
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1)(a)	42,106,028	536,851,854

Total Mutual Funds (Cost $1,859,245,287)		1,947,153,314

Total Investments - 100.1% (Cost $1,859,245,287#)		1,947,153,314

Other Assets And Liabilities (net) - (0.1)%		(1,063,475)

Net Assets - 100.0%		$1,946,089,839

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $87,908,027 and $0, respectively, resulting in a net unrealized appreciation of $87,908,027.
(a)	A Portfolio of the American Funds Insurance Series.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,947,153,314	$—	$—	$1,947,153,314
Total Investments	$1,947,153,314	$—	$—	$1,947,153,314

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$1,947,153,314
Receivable for shares sold	3,958,096

Total assets	1,951,111,410

Liabilities
Payables for:
Due to Adviser	34,078
Investments purchased	3,726,051
Shares redeemed	230,124
Accrued Expenses:
Management fees	110,603
Distribution and service fees - Class B	222
Distribution and service fees - Class C	877,101
Administration fees	2,564
Custodian and accounting fees	4,087
Deferred trustees’ fees	11,173
Other expenses	25,568

Total liabilities	5,021,571

Net Assets	$1,946,089,839

Net Assets Represented by
Paid in surplus	$1,872,637,731
Accumulated net realized loss	(17,467,570)
Unrealized appreciation on investments	87,908,027
Undistributed net investment income	3,011,651

Net Assets	$1,946,089,839

Net Assets
Class B	$1,077,133

Class C	1,945,012,706

Capital Shares Outstanding*
Class B	120,336

Class C	218,326,590

Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.95

Class C	8.91

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,859,245,287.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$8,809,637

Total investment income	8,809,637

Expenses
Management fees	631,403
Administration fees	12,563
Deferred Expense Reimbursement	155,200
Custodian and accounting fees	12,529
Distribution and service fees - Class B	1,080
Distribution and service fees - Class C	4,897,510
Audit and tax services	8,946
Legal	17,356
Trustees’ fees and expenses	12,203
Shareholder reporting	33,487
Insurance	3,026
Miscellaneous	4,176

Total expenses	5,789,479

Net investment income	3,020,158

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on:
Investments	11,221,143
Capital gain distributions from Underlying Portfolios	2,349,561

Net realized gain on investments and capital gain distributions from Underlying Portfolios	13,570,704

Net change in unrealized depreciation on Investments	(61,656,567)

Net realized and unrealized loss on investments	(48,085,863)

Net Decrease in Net Assets from Operations	$(45,065,705)

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,020,158	$27,658,537
Net realized gain (loss) on investments and capital gain distributions from Underlying Portfolios	13,570,704	(26,735,261)
Net change in unrealized appreciation (depreciation) on investments	(61,656,567)	225,268,605

Net increase (decrease) in net assets resulting from operations	(45,065,705)	226,191,881

Distributions to Shareholders
From net investment income
Class B	(15,018)	—
Class C	(29,121,763)	—
From net investment income
Class B	—	—
Class C	—	—

Net decrease in net assets resulting from distributions	(29,136,781)	—

Net increase in net assets from capital share transactions	444,235,636	900,432,996

Net Increase in Net Assets	370,033,150	1,126,624,877
Net assets at beginning of period	1,576,056,689	449,431,812

Net assets at end of period	$1,946,089,839	$1,576,056,689

Undistributed net investment income at end of period	$3,011,651	$29,128,274

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class B
Sales	48,318	$451,091	69,590	$567,805
Reinvestments	1,571	15,018	—	—
Redemptions	(1,469)	(13,588)	(11,043)	(94,618)

Net increase	48,420	$452,521	58,547	$473,186

Class C
Sales	51,920,858	$481,935,500	117,777,308	$959,957,441
Reinvestments	3,059,008	29,121,763	—	—
Redemptions	(7,284,725)	(67,274,148)	(722,381)	(59,997,632)

Net increase	47,695,141	$443,783,115	117,054,927	$899,959,809

Increase derived from capital shares transactions		$444,235,636		$900,432,996

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008(b)
Net Asset Value, Beginning of Period	$9.28	$7.49	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.04	0.28	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)	1.51	(2.34)

Total From Investment Operations	(0.17)	1.79	(2.23)

Less Distributions
Dividends from Net Investment Income	(0.16)	—	(0.28)
Distributions from Net Realized Capital Gains	—	—	(0.00)+

Total Distributions	(0.16)	—	(0.28)

Net Asset Value, End of Period	$8.95	$9.28	$7.49

Total Return(%)	(1.90)	23.90	(22.30)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement(%)(c)	0.35 *	0.35	0.35 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(%)(d)	0.35 *	0.37	0.85 *
Ratio of Net Investment Income to Average Net Assets(%)(e)	0.79 *	3.32	1.75 *
Portfolio Turnover Rate(%)	7.8	13.6	12.8
Net Assets, End of Period (in millions)	$1.1	$0.7	$0.1

	Class C
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008(b)
Net Asset Value, Beginning of Period	$9.23	$7.48	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.02	0.24	0.49
Net Realized and Unrealized Gain (loss) on Investments	(0.19)	1.51	(2.73)

Total From Investment Operations	(0.17)	1.75	(2.24)

Less Distributions
Dividends from Net Investment Income	(0.15)	—	(0.28)
Distributions from Net Realized Capital Gains	—	—	(0.00)+

Total Distributions	(0.15)	—	(0.28)

Net Asset Value, End of Period	$8.91	$9.23	$7.48

Total Return(%)	(1.98)	23.40	(22.40)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement(%)(c)	0.65 *	0.65	0.65 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates(%)(d)	0.65 *	0.67	0.70 *
Ratio of Net Investment Income to Average Net Assets(%)(e)	0.34 *	2.85	8.74 *
Portfolio Turnover Rate(%)	7.8	13.6	12.8
Net Assets, End of Period (in millions)	$1,945.0	$1,575.4	$449.3

*	Annualized
+	Distributions from net realized capital gains were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2008.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is American Funds® Moderate Allocation Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“Metlife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class B and C Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios that are funds of AFIS, please refer to the prospectus of the Underlying Portfolios.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

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MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$631,403	0.100%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.050%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009	2010
		Subject to repayment until December 31,
Class B	Class C	2013	2014	2015

0.35%	0.65%	$—	$86,902	$—

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Adviser in accordance with the Expense Limitation Agreement during the six months ended June 30, 2010:                 $155,200

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class B and Class C Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class C distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 1.00%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class C Shares in respect to activities primarily intended to result in the sale of Class B and Class C Shares. However, under the Class B and Class C distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class C distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.55% of average daily net assets of the Portfolio attributable to its Class B and Class C Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class C distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class C Shares for such entities’ fees or expenses incurred.

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MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$560,263,581	$—	$139,553,543

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Transactions in Securities of Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2010 were as follows:

Underlying Portfolio (Class 1)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

American Funds Bond Fund*	22,062,421	11,410,038	(73,900)	33,398,559

American Funds Global Bond Fund	1,298,217	493,592	(4,209)	1,787,600

American Funds Global Small Capitalization Fund	901,763	236,569	(74,807)	1,063,525

American Funds Growth Fund	3,530,565	1,476,514	(58,228)	4,948,851

American Funds Growth-Income Fund*	17,684,535	4,385,242	(2,171,557)	19,898,220

American Funds High-Income Bond Fund*	11,981,642	2,770,070	(5,387,116)	9,364,596

American Funds International Fund	5,573,989	1,811,971	(18,920)	7,367,040

American Funds New World Fund	809,966	212,439	(23,750)	998,655

American Funds U.S. Government/AAA—Rated Securities Fund*	29,666,554	12,534,749	(95,275)	42,106,028

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2010. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

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MET INVESTORS SERIES TRUST

American Funds® Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Underlying Portfolios - continued

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

American Funds Bond Fund	$(36,372)	$—	$2,030,876	$359,368,498

American Funds Global Bond Fund	6,022	—	106,951	20,450,146

American Funds Global Small Capitalization Fund	642,392	—	256,184	18,069,278

American Funds Growth Fund	(337,732)	—	510,632	217,106,094

American Funds Growth-Income Fund	(4,263,812)	—	1,894,257	566,701,293

American Funds High-Income Bond Fund	15,018,440	—	1,285,068	100,763,056

American Funds International Fund	(43,113)	—	892,609	108,958,525

American Funds New World Fund	164,601	—	101,803	18,884,570

American Funds U.S. Government/AAA—Rated Securities Fund	70,716	2,349,561	1,731,255	536,851,854

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2009	2008	2009	2008	2009	2008

$—	$13,274,050	$—	$2,745,932	$—	$16,019,982

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$29,135,792	$—	$119,448,245	$(921,925)	$147,662,112

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dated by the Portfolio were as follows:

Expiring 12/31/2017	Total

$921,925	$921,925

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

Managed by Batterymarch Financial Management, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Batterymarch Growth and Income Portfolio had a return of -7.89% for Class A Shares versus -6.65% for its benchmark, the S&P 500 Index1.

Market Environment/Conditions

Despite a significant pullback in late January, markets continued their advance in the first three months of 2010, with the S&P rising 5.39% for the quarter. However, markets remained somewhat jittery and susceptible to macro events: January’s late-month decline came on the heels of newly proposed banking regulations and potential Greek default, and the market’s immediate rebound followed the news that the EU had reached a tentative plan to aid Greece. The nervous state of the market reflected the widely differing opinions on the health of the US economy. Whereas bulls focused on improving unemployment numbers and hourly wages, a stabilizing housing market and improvements in GDP, bears pointed to the lack of new permanent job growth, the threat of inflation, additional foreclosures and earnings not supported by top-line growth.

As the second calendar quarter unfolded, the European debt crisis, the BP oil spill, and the decline or stagnation of a number of US and global economic indicators (including anemic employment numbers and declining new housing starts) weighed on investors, leaving them increasingly wary of the recovery’s ability to sustain itself without further government support. The “flash crash” on May 6th only served to add to the market’s growing sense of unease. The quarter ended on a decidedly negative note, as pessimism surrounding the health of the global economy surged and investor risk appetite declined both across global markets and in the US. All major markets posted declines for the six-month period, led by the developed ex-US markets. The S&P 500 ended the period down 6.65%.

Portfolio Review/Current Positioning

The Portfolio underperformed its benchmark for the period. Relative performance was strong in January and February, but was mixed thereafter, with the most difficult months being March and April. There was a brief return to the kind of risk-seeking behavior we saw in March of 2009, and many of the stocks that outperformed were not those that rank well in our multi-dimensional, fundamentally-driven stock selection model. Our model results, which had been improving since the early stages of the 2009 rally when only deep value mattered, had mixed results in the second quarter of the year.

Stock selection detracted from relative performance, especially in the materials and financials-banks sectors. In the latter sector, some of the banks that benefited the most from the risk-seeking behavior in March were underweight in the Portfolio. The primary detractor overall was a non-benchmark name, Seagate Technology, which suffered from a weakening of demand for hard disc drive business. Sector allocation bets, albeit modest, detracted from relative return as well, most notably overweights to software & services and health care. Both sectors underperformed the benchmark overall for the period.

Stock selection was strong in the retailers sector, with overweights to TJX Cos., Inc. and Family Dollar Stores, Inc. the primary contributors. Both had positive returns in double digits. The Portfolio also benefited from owning Del Monte Foods Co., a non-benchmark name, and Apple, Inc.

Looking forward, we continue to be invested in high quality stocks that rank attractively relative to their peers across the dimensions of our stock selection model. The characteristics of the Portfolio continue to compare favorably with the benchmark with a lower one-year forward price to earning (P/E) (10.2X vs. 11.3X) and a higher return on equity (ROE) (21.5% vs. 19.3%). At the end of the second quarter sector allocations were close to the benchmark, with a modest underweight to consumer staples, financials and utilities and an overweight to technology and software & services.

Yu-Nien (Charles) Ko, CFA and Stephen A. Lanzendorf, CFA

Senior Portfolio Managers and Co-Directors of the U.S. Investment team

Batterymarch Financial Management, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

Managed by Batterymarch Financial Management, Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Apple, Inc.	3.1
Exxon Mobil Corp.	2.7
Microsoft Corp.	2.4
International Business Machines Corp.	2.2
General Electric Co.	1.8
Hewlett-Packard Co.	1.8
Chevron Corp.	1.8
AT&T, Inc.	1.7
Wells Fargo & Co.	1.6
Merck & Co., Inc.	1.6

Top Sectors

% of Market Value
Non-Cyclical	18.8
Technology	15.7
Financials	13.9
Cyclical	11.8
Energy	9.2
Communications	9.1
Industrials	8.7
Short-Term Investments	6.2
Basic Materials	3.3
Utilities	3.3

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MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

Batterymarch Growth and Income Portfolio managed by

Batterymarch Financial Management, Inc. vs. S&P 500 Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year
Batterymarch Growth and Income Portfolio—Class A	-7.89%	11.43%	-2.24%	-3.27%
S&P 500 Index[1]	-6.65%	14.43%	-0.79%	-1.59%

1 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

Inception of Class A shares is 5/16/83. Index returns are based on an inception date of 5/16/83. On May 1, 2006, the assets of The Travelers Growth and Income Stock Account for Variable Annuities were transferred to the Portfolio. The historical performance prior to this period is the performance of the Portfolio’s predecessor insurance company separate account managed by an entity which became an affiliate of the Advisor in December 2005 using the same investment objective and similar investment strategies as the Portfolio. The separate account’s performance reflects all expenses, including Contract charges, since such charges were not separately stated from other account expenses. Subsequent to May 1, 2006, the Portfolio’s performance does not reflect Contract charges. If Contract charges had been excluded from the performance calculations, the performance numbers would have been higher. Prior to May 1, 2006, the Portfolio was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for the share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for the share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for the share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.65%	$1,000.00	$921.10	$3.10
Hypothetical	0.65%	1,000.00	1,021.57	3.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 99.8%
Aerospace & Defense - 3.3%
Boeing Co. (The)	12,741	$799,498
General Dynamics Corp.	19,916	1,166,281
Honeywell International, Inc.	14,666	572,414
Lockheed Martin Corp.	21,063	1,569,194
Northrop Grumman Corp.	13,600	740,384
Raytheon Co.	31,916	1,544,415
United Technologies Corp.	19,341	1,255,424

		7,647,610

Air Freight & Logistics - 0.6%
FedEx Corp.	4,900	343,539
United Parcel Service, Inc. - Class B	17,110	973,388

		1,316,927

Airlines - 1.3%
Continental Airlines, Inc. - Class B*(a)	38,100	838,200
Southwest Airlines Co.	133,091	1,478,641
UAL Corp.*(a)	28,200	579,792

		2,896,633

Auto Components - 1.4%
Autoliv, Inc.*(a)	8,880	424,908
Goodyear Tire & Rubber Co. (The)*	49,660	493,620
Johnson Controls, Inc.	16,600	446,042
Lear Corp.*	7,400	489,880
Magna International, Inc. - Class A	11,480	757,221
TRW Automotive Holdings Corp.*(a)	19,300	532,101

		3,143,772

Automobiles - 0.5%
Ford Motor Co.*(a)	111,850	1,127,448

Beverages - 1.9%
Coca-Cola Co.	57,250	2,869,370
PepsiCo, Inc.	26,092	1,590,307

		4,459,677

Biotechnology - 1.3%
Amgen, Inc.*	16,941	891,097
Celgene Corp.*	8,200	416,724
Cephalon, Inc.*(a)	20,100	1,140,675
Gilead Sciences, Inc.*	18,426	631,643

		3,080,139

Capital Markets - 2.2%
Ameriprise Financial, Inc.	26,168	945,450
Bank of New York Mellon Corp.	20,687	510,762
BlackRock, Inc.	5,000	717,000
Blackstone Group LP (The)	53,300	509,548
Goldman Sachs Group, Inc. (The)	12,111	1,589,811
Morgan Stanley	24,012	557,318
Waddell & Reed Financial, Inc. - Class A	15,900	347,892

		5,177,781

Security Description	Shares	Value

Chemicals - 1.3%
Dow Chemical Co. (The)	20,200	$479,144
E.I. du Pont de Nemours & Co.	26,296	909,579
Lubrizol Corp. (The)	3,000	240,930
Monsanto Co.	9,339	431,648
Valspar Corp. (The)	33,000	993,960

		3,055,261

Commercial & Professional Services - 0.1%
Brink’s Co. (The)	11,000	209,330

Commercial Banks - 4.2%
Bank of Montreal	21,300	1,156,164
CIT Group, Inc.*	16,700	565,462
Credicorp, Ltd.	10,620	965,252
Huntington Bancshares, Inc.	85,539	473,886
Marshall & Ilsley Corp.	126,500	908,270
U.S. Bancorp	32,579	728,141
Wells Fargo & Co.	142,644	3,651,686
Zions Bancorporation	63,100	1,361,067

		9,809,928

Communications Equipment - 1.9%
Cisco Systems, Inc.*	159,784	3,404,997
QUALCOMM, Inc.	30,852	1,013,180

		4,418,177

Computers & Peripherals - 6.3%
Apple, Inc.*	28,242	7,103,710
Dell, Inc.*	76,704	925,050
EMC Corp.*	64,400	1,178,520
Hewlett-Packard Co.	95,856	4,148,648
Seagate Technology*	86,800	1,131,872

		14,487,800

Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. N.V.*	23,290	438,085
Foster Wheeler AG*	20,100	423,306
KBR, Inc.	35,500	722,070

		1,583,461

Consumer Finance - 0.4%
American Express Co.	23,950	950,815

Diversified Consumer Services - 0.3%
ITT Educational Services, Inc.*(a)	8,136	675,451

Diversified Financial Services - 2.9%
Bank of America Corp.	161,187	2,316,257
Citigroup, Inc.*	243,520	915,635
JPMorgan Chase & Co.	95,703	3,503,687

		6,735,579

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	159,223	$3,851,604
Verizon Communications, Inc.	48,175	1,349,864

		5,201,468

Electric Utilities - 1.0%
Allegheny Energy, Inc.	28,320	585,658
DPL, Inc.	34,600	826,940
Exelon Corp.	10,560	400,963
Pinnacle West Capital Corp.	14,000	509,040

		2,322,601

Electrical Equipment - 0.3%
Emerson Electric Co.	13,900	607,291

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	35,750	577,363
Flextronics International, Ltd.*	114,800	642,880
Tech Data Corp.*(a)	9,300	331,266

		1,551,509

Energy Equipment & Services - 1.6%
National-Oilwell Varco, Inc.	23,799	787,033
Noble Corp.	29,800	921,118
Oil States International, Inc.*	23,800	942,004
Schlumberger, Ltd.(a)	17,186	951,073

		3,601,228

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	7,327	401,739
CVS Caremark Corp.	41,620	1,220,298
Wal-Mart Stores, Inc.	67,195	3,230,064
Walgreen Co.	19,400	517,980

		5,370,081

Food Products - 1.6%
Del Monte Foods Co.	75,910	1,092,345
General Mills, Inc.	11,200	397,824
Hormel Foods Corp.(a)	7,800	315,744
Kraft Foods, Inc. - Class A	24,100	674,800
Tyson Foods, Inc. - Class A	67,870	1,112,389

		3,593,102

Gas Utilities - 1.0%
AGL Resources, Inc.	28,700	1,028,034
Atmos Energy Corp.	16,700	451,568
Energen Corp.	19,900	882,167

		2,361,769

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	18,400	747,776
C.R. Bard, Inc.	6,200	480,686
Hospira, Inc.*	24,100	1,384,545
Medtronic, Inc.	39,500	1,432,665

		4,045,672

Security Description	Shares	Value

Health Care Providers & Services - 2.9%
Aetna, Inc.	42,500	$1,121,150
AmerisourceBergen Corp.	28,200	895,350
Coventry Health Care, Inc.*	27,990	494,863
Humana, Inc.*	9,500	433,865
McKesson Corp.	11,900	799,204
Medco Health Solutions, Inc.*	14,400	793,152
UnitedHealth Group, Inc.	46,075	1,308,530
WellPoint, Inc.*	19,200	939,456

		6,785,570

Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	24,800	358,608
McDonald’s Corp.	21,958	1,446,373
Starbucks Corp.(a)	58,920	1,431,756

		3,236,737

Household Durables - 1.0%
Garmin, Ltd.(a)	41,249	1,206,946
Leggett & Platt, Inc.	26,800	537,608
Whirlpool Corp.	6,100	535,702

		2,280,256

Household Products - 1.8%
Colgate-Palmolive Co.	8,560	674,186
Kimberly-Clark Corp.	7,100	430,473
Procter & Gamble Co. (The)	49,382	2,961,932

		4,066,591

Independent Power Producers & Energy Traders - 0.7%
Calpine Corp.*(a)	50,940	647,957
Constellation Energy Group, Inc.(a)	27,400	883,650

		1,531,607

Industrial Conglomerates - 2.6%
3M Co.	14,061	1,110,679
General Electric Co.	291,624	4,205,218
Tyco International, Ltd.	17,340	610,888

		5,926,785

Insurance - 3.7%
Aflac, Inc.	30,740	1,311,676
American Financial Group, Inc.	33,100	904,292
Assurant, Inc.	20,800	721,760
Berkshire Hathaway, Inc. - Class B*	34,100	2,717,429
Chubb Corp. (The)	11,700	585,117
Progressive Corp. (The)	27,720	518,918
Prudential Financial, Inc.	17,100	917,586
Travelers Cos., Inc. (The)	18,700	920,975

		8,597,753

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	3,300	360,558
Liberty Media Corp. - Interactive - Class A*	23,700	248,850

		609,408

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Internet Software & Services - 1.4%
eBay, Inc.*(a)	36,600	$717,726
Google, Inc. - Class A*	5,700	2,536,215

		3,253,941

IT Services - 3.7%
Accenture Plc - Class A	18,300	707,295
Computer Sciences Corp.	32,400	1,466,100
Hewitt Associates, Inc. - Class A*	26,400	909,744
International Business Machines Corp.	41,235	5,091,698
Lender Processing Services, Inc.	15,600	488,436

		8,663,273

Life Sciences Tools & Services - 0.3%
Life Technologies Corp.*	15,000	708,750

Machinery - 0.6%
Caterpillar, Inc.	12,900	774,903
Joy Global, Inc.	12,176	609,896

		1,384,799

Media - 3.2%
Comcast Corp. - Class A	96,804	1,681,485
DIRECTV - Class A*	33,100	1,122,752
Gannett Co., Inc.(a)	35,000	471,100
News Corp. - Class A	73,300	876,668
Time Warner Cable, Inc.	11,050	575,484
Time Warner, Inc.	19,645	567,937
Viacom, Inc. - Class B	30,200	947,374
Walt Disney Co. (The)	32,930	1,037,295

		7,280,095

Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc.	14,300	845,559
Newmont Mining Corp.	12,600	777,924
Steel Dynamics, Inc.(a)	56,660	747,345
Teck Resources, Ltd. - Class B	13,700	405,246
Walter Energy, Inc.	7,000	425,950
Yamana Gold, Inc.	55,950	576,285

		3,778,309

Multi-Utilities - 0.8%
TECO Energy, Inc.	47,400	714,318
Xcel Energy, Inc.	54,100	1,115,001

		1,829,319

Multiline Retail - 1.6%
Dollar Tree, Inc.*	29,625	1,233,289
Kohl’s Corp.*	24,600	1,168,500
Target Corp.	26,517	1,303,841

		3,705,630

Office Electronics - 0.2%
Xerox Corp.	71,800	577,272

Security Description	Shares	Value

Oil, Gas & Consumable Fuels - 8.2%
Alpha Natural Resources, Inc.*	17,980	$608,983
Anadarko Petroleum Corp.	8,490	306,404
Apache Corp.	10,900	917,671
Arch Coal, Inc.	17,000	336,770
Chevron Corp.	59,679	4,049,817
ConocoPhillips Co.	53,538	2,628,180
Devon Energy Corp.	7,675	467,561
Exxon Mobil Corp.	110,346	6,297,446
Hess Corp.	10,300	518,502
Marathon Oil Corp.	26,000	808,340
Occidental Petroleum Corp.	19,466	1,501,802
Talisman Energy, Inc.	40,950	621,621

		19,063,097

Paper & Forest Products - 0.6%
International Paper Co.	26,880	608,294
MeadWestvaco Corp.	30,060	667,332

		1,275,626

Pharmaceuticals - 6.1%
Abbott Laboratories	27,579	1,290,146
Bristol-Myers Squibb Co.	29,655	739,596
Eli Lilly & Co.	18,276	612,246
Endo Pharmaceuticals Holdings, Inc.*	58,000	1,265,560
Johnson & Johnson	47,554	2,808,539
Merck & Co., Inc.	103,904	3,633,523
Perrigo Co.(a)	8,700	513,909
Pfizer, Inc.	227,536	3,244,663

		14,108,182

Professional Services - 0.3%
FTI Consulting, Inc.*(a)	15,800	688,722

Real Estate Investment Trusts (REITs) - 0.7%
Developers Diversified Realty Corp.	37,500	371,250
General Growth Properties, Inc.(a)	31,200	413,712
Host Hotels & Resorts, Inc.	65,200	878,896

		1,663,858

Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	82,100	1,152,684

Road & Rail - 0.1%
Kansas City Southern*	8,400	305,340

Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	178,909	3,479,780
KLA-Tencor Corp.	33,800	942,344
Marvell Technology Group, Ltd.*	29,700	468,072
Texas Instruments, Inc.	42,074	979,483

		5,869,679

Software - 4.7%
BMC Software, Inc.*	31,840	1,102,619
CA, Inc.	25,900	476,560

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Software - continued
Microsoft Corp.	243,480	$5,602,475
Oracle Corp.	151,900	3,259,774
Symantec Corp.*	33,000	458,040

		10,899,468

Specialty Retail - 3.3%
Aeropostale, Inc.*(a)	22,050	631,512
Chico’s FAS, Inc.(a)	38,100	376,428
Gap, Inc. (The)	21,600	420,336
Guess?, Inc.	26,700	834,108
Home Depot, Inc. (The)	44,128	1,238,673
Lowe’s Cos., Inc.	28,500	581,970
Ross Stores, Inc.(a)	17,400	927,246
TJX Cos., Inc. (The)	63,290	2,655,016

		7,665,289

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	16,450	601,248
NIKE, Inc. - Class B(a)	7,560	510,678

		1,111,926

Tobacco - 1.1%
Altria Group, Inc.	35,925	719,937
Philip Morris International, Inc.	41,688	1,910,978

		2,630,915

Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. - Class B(a)	16,900	553,644

Total Common Stocks (Cost $246,214,974)		230,635,035

Short-Term Investments - 6.7%
Mutual Funds - 6.5%
State Street Navigator Securities Lending Prime Portfolio(b)	14,948,899	14,948,899

Security Description	Shares/Par Amount	Value

Repurchase Agreement - 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $429,000 on 07/01/10 collateralized by $385,000 Federal Home Loan Mortgage Corp. at 4.750% due 01/19/16 with a value of $442,269.	$429,000	$429,000

Total Short-Term Investments (Cost $15,377,899)		15,377,899

Total Investments - 106.5% (Cost $261,592,873#)		246,012,934

Other Assets and Liabilities (net) - (6.5)%		(14,933,187)

Net Assets - 100.0%		$231,079,747

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $18,239,853 and $33,819,792, respectively, resulting in a net unrealized depreciation of $15,579,939.
(a)	All or a portion of the security was held on loan. As of June 30, 2010, the market value of securities loaned was $14,490,078 and the collateral received consisted of cash in the amount of $14,948,899. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

8

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Batterymarch Growth and Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$230,635,035	$—	$—	$230,635,035
Short-Term Investments
Mutual Funds	14,948,899	—	—	14,948,899
Repurchase Agreement	—	429,000	—	429,000
Total Short-Term Investments	14,948,899	429,000	—	15,377,899
Total Investments	$245,583,934	$429,000	$—	$246,012,934

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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Batterymarch Growth and Income Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$245,583,934
Repurchase Agreement	429,000
Cash	940
Cash denominated in foreign currencies (c)	92
Receivable for shares sold	384
Dividends receivable	277,475
Receivable from Adviser	13,020

Total assets	246,304,845

Liabilities
Payables for:
Shares redeemed	92,800
Collateral for securities loaned	14,948,899
Accrued Expenses:
Management fees	131,070
Administration fees	1,734
Custodian and accounting fees	2,228
Deferred trustees’ fees	11,173
Other expenses	37,194

Total liabilities	15,225,098

Net Assets	$231,079,747

Net Assets Represented by
Paid in surplus	$308,898,193
Accumulated net realized loss	(63,932,238)
Unrealized depreciation on investments and foreign currency transactions	(15,580,292)
Undistributed net investment income	1,694,084

Net Assets	$231,079,747

Net Assets
Class A	$231,079,747

Capital Shares Outstanding*
Class A	17,425,825

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.26

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $261,163,873.
(b)	Includes securities loaned at value of $14,490,078.
(c)	Identified cost of cash denominated in foreign currencies was $98.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$2,502,333
Interest (b)	39,818

Total investment income	2,542,151

Expenses
Management fees	839,438
Administration fees	9,421
Custodian and accounting fees	15,148
Audit and tax services	16,041
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	12,681
Insurance	1,106
Miscellaneous	4,923

Total expenses	928,483
Less expenses reimbursed by the Adviser	(85,255)
Less broker commission recapture	(3,791)

Net expenses	839,437

Net investment income	1,702,714

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	5,784,960
Foreign currency transactions	(713)

Net realized gain on investments and foreign currency transactions	5,784,247

Net change in unrealized depreciation on:
Investments	(27,115,348)
Foreign currency transactions	(365)

Net change in unrealized depreciation on investments and foreign currency transactions	(27,115,713)

Net realized and unrealized loss on investments and foreign currency transactions	(21,331,466)

Net Decrease in Net Assets from Operations	$(19,628,752)

(a)	Net of foreign withholding taxes of $11,247.
(b)	Includes net income on securities loaned of $39,779.

See accompanying notes to financial statements.

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Batterymarch Growth and Income Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,702,714	$3,710,766
Net realized gain (loss) on investments and foreign currency transactions	5,784,247	(13,610,192)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(27,115,713)	57,097,033

Net increase (decrease) in net assets resulting from operations	(19,628,752)	47,197,607

Distributions to Shareholders
From net investment income
Class A	(3,680,736)	(5,218,829)
From net realized gains
Class A	—	—

Net decrease in net assets resulting from distributions	(3,680,736)	(5,218,829)

Net decrease in net assets from capital share transactions	(7,330,435)	(19,348,309)

Net Increase (Decrease) in Net Assets	(30,639,923)	22,630,469
Net assets at beginning of period	261,719,670	239,089,201

Net assets at end of period	$231,079,747	$261,719,670

Undistributed net investment income at end of period	$1,694,084	$3,672,106

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	21,951	$332,218	106,397	$1,434,440
Reinvestments	236,096	3,680,736	468,477	5,218,829
Redemption	(773,686)	(11,343,389)	(2,123,648)	(26,001,578)

Decrease derived from capital shares transactions	(515,639)	$(7,330,435)	(1,548,774)	$(19,348,309)

See accompanying notes to financial statements.

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Batterymarch Growth and Income Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006(b)
Net Asset Value, Beginning of Period	$14.59	$12.27	$22.52	$22.56	$20.73

Income (Loss) from Investment Operations
Net Investment Income(a)	0.10	0.20	0.26	0.24	0.19
Net Realized and Unrealized Gain (Loss) on Investment Activity	(1.22)	2.40	(7.61)	1.50	1.64

Total From Investment Operations	(1.12)	2.60	(7.35)	1.74	1.83

Less Distributions
Dividends from Net Investment Income	(0.21)	(0.28)	(0.26)	(0.20)	—
Distributions from Net Realized Capital Gains	—	—	(2.64)	(1.58)	—

Total Distributions	(0.21)	(0.28)	(2.90)	(1.78)	—

Net Asset Value, End of Period	$13.26	$14.59	$12.27	$22.52	$22.56

Total Return (%)	(7.89)	21.90	(36.87)	7.85	8.83

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.65 *	0.65	0.65	0.65	0.65	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.72 *	0.73	0.69	0.71	0.72	*
Ratio of Net Investment Income to Average Net Assets (%)	1.32 *	1.59	1.52	1.06	1.32	*
Portfolio Turnover Rate (%)	22.6	73.7	69.2	81.4	63.6
Net Assets, End of Period (in millions)	$231.1	$261.7	$239.1	$440.3	$483.0

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.

See accompanying notes to financial statements.

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Batterymarch Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Batterymarch Growth and Income Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A Shares are currently offered by the Portfolio.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis

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Batterymarch Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under the arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

14

MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Batterymarch Financial Management, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$839,438	0.65%	First $500 Million

	0.55%	$500 Million to $1 Billion

	0.50%	$1 Billion to $1.5 Billion

	0.45%	$1.5 Billion to $2 Billion

	0.40%	Over $2 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement for the Portfolio is permanent. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratio as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2006	2007	2008	2009	2010
		Subject to Repayment until December 31,
Class A Expense Ratio	Average Daily Net Assets	2011	2012	2013	2014	2015

0.65%	First $500 Million	$226,089	$223,355	$139,303	$172,848	$85,255

0.55%	$500 Million to $1 Billion

0.50%	$1 Billion to $1.5 Billion

0.45%	$1.5 Billion to $2 Billion

0.40%	Over $2 Billion

The expenses reimbursed for the six month ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratio for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

15

MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$57,576,156	$—	$66,330,830

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2009	2008	2009	2008	2009	2008

$5,218,829	$14,582,981	$—	$39,923,403	$5,218,829	$54,506,384

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$3,679,624	$—	$9,133,458	$(67,314,522)	$(54,501,440)

16

MET INVESTORS SERIES TRUST

Batterymarch Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information - continued

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$53,126,534	$14,187,988	$67,314,522

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the BlackRock High Yield Portfolio had a return of 5.16% and 5.05% for Class A and B Shares, respectively, versus 4.45% for its benchmark, the Barclays Capital US Corporate High Yield 2% Issuer Capped Index1.

Market Environment/Conditions

Off the heels of good performance in 2009, the high yield market began the year on a solid note as strong corporate earnings, robust capital markets, and muted default volumes provided continued support for risk assets. A steady influx of better than expected US economic data boosted speculative-grade credit and further encouraged investor demand via large high yield mutual fund inflows. Despite a brief market correction in February as the initial stages of European sovereign weakness emerged, high yield bonds quickly recovered through late April. Thereafter, investor sentiment for the global economic recovery tumbled, producing a sharp increase in equity price volatility, a steady stream of high yield fund outflows, and a noticeable slowdown in new-issue activity. While heightened volatility and global fears continued to remain the central focus throughout the remainder of the period, high yield bond returns staged a small positive reversal in June, finishing the second quarter relatively flat, and posting a 4.5% gain for the semi-annual period.

While non-investment grade debt succumbed to global fears during the first half of the year, it should be noted that these issues were mostly exogenous risks which did not directly pertain to the leveraged credit universe. During the period, conditions in the high yield markets generally improved as most corporations significantly topped earnings estimates and improved their balance sheets. Though considerably tested during the latter portion of the period, liquidity in the primary market was relatively strong, with record monthly issuance in the first few months of the year (March’s $40.5 billion and April’s $34.2 billion), producing $125 billion of new high yield bonds in total for the semi-annual period. Default volumes and probabilities also continued to fall, as companies utilized proceeds from the new-issue market to refinance outstanding debt or shore up liquidity to meet nearer-term maturities. Finally, as a further testament of strengthening fundamentals, the high yield asset class witnessed benign credit trends during the first half of the year as the number of companies upgraded outpaced downgrades on both an issuer and dollar volume basis.

At the end of the period, the spread over Treasuries for the average high yield bond had increased 83 basis points to finish at 745 basis points (bps) (representing a yield of 9.3%), reflective of increased volatility and market turbulence experienced during the time period. Exogenous macro risks notwithstanding, current spread levels remain above the long-term (25 years) historical average and the improvement within corporate credit conditions and lower default risk indicate high yield valuations are very attractive at these levels. At period-end, the average high yield bond traded at a dollar price of 96, with an average credit rating of B2/B+.

Portfolio Review/Current Positioning

During the first half of 2010, the Portfolio outperformed its benchmark. Performance was positively impacted by security selection in the Healthcare and Media Cable sectors, as well as an underweight to the Technology sector. Portfolio allocations to debt and equity positions acquired through company bankruptcies and restructurings added to Portfolio returns. In contrast, negative security selection within the Paper, Chemicals, and Non Captive Diversified sectors hindered Portfolio results. Additionally, Portfolio exposure to bank loans (which have underperformed traditional high yield bonds year to date), modestly subtracted from performance.

During the period, the Portfolio selectively participated in the high yield primary calendar, by seeking higher quality deals coming to market illustrating solid risk-reward profiles and stable fundamentals. The Portfolio also continued to seek new senior-secured bond deals offering better downside protection. Earlier in the period, the Portfolio reduced exposure to lower quality names, and replaced beta with small positions in equities and convertible bonds. However, as the high yield market experienced considerable volatility due to ongoing macro-economic global concerns, the Portfolio team reduced exposure to positions exhibiting higher beta and/or equity-correlated risks, in light of their larger susceptibility to market weakness.

Regarding specific industries, the Portfolio increased allocations to the advertising and trucking sectors during the period, given that these industries stand poised to benefit from increased spending and typically perform well in periods following a recession. Our current focus remains on issuers who can generate consistent and predictable cash flow streams as well provide clear earnings visibility. We also look to remain exposed to companies which can benefit from event-risk driven scenarios, such as bond-for-loan takeouts and merger and acquisition (M&A) activity. An M&A activity could potentially be investment grade issuers looking to expand their business profile by acquiring high yield issuers with similar businesses. Conversely, we maintain underweights to high-beta cyclical sectors and consumer discretionary industries.

At period-end, the Portfolio held a large underweight to BB-rated issues and a moderate overweight to B-rated issues. The Portfolio holds an overweight to CCC-and-below-rated issues (including non rated positions), which primarily consists of portfolio exposure to select lower-rated companies and companies which successfully completed debt restructurings.

As of June 30, 2010, the Portfolio held overweights to sectors such as Automotives, Wireless, Metals, and Packaging and underweights to Technology, Gaming, Healthcare and Banking. We also maintained a 7% allocation to bank loans and 3% in convertible bonds.

The Portfolio team remains constructive on high yield, believing its ability to offer substantial yields with limited duration risk. With an accommodative Fed and very low rates, the current environment

1

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary* (continued)

remains conducive for high yield as investors seeking attractive yield have limited alternatives. Modest current default volumes and encouraging near-term projections, improving credit fundamentals, and available corporate liquidity (via accessible capital markets) lend further support to our favorable outlook for the asset class.

James Keenan

Derek Schoenhofen

Mitch Garfin

Portfolio Managers

BlackRock Financial Management, Inc

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
CIT Group, Inc., 7.000% due 05/01/17	2.9
Delphi - Class B	1.7
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.000% due 01/15/18	1.5
Dollar General Corp., 11.875% due 07/15/17	1.5
Clear Channel Worldwide Holdings, Inc., Series B, 9.250% due 12/15/17	1.4
Affinion Group, Inc., 10.125% due 10/15/13	1.4
Qwest Communications International, Inc., 7.500% due 02/15/14	1.0
DJO Finance LLC/DJO Finance Corp., 10.875% due 11/15/14	1.0
CONSOL Energy, Inc., 8.250% due 04/01/20	0.9
NewPage Corp., 11.375% due 12/31/14	0.9

Top Sectors

% of Market Value
Domestic Bonds & Debt Securities	77.3
Short-Term Investments	7.6
Loan Participation	7.0
Convertible Bonds	3.0
Preferred Stocks	2.5
Common Stocks	1.3
Affiliated Investment Company	0.8
Convertible Preferred Stocks	0.5

2

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

BlackRock High Yield Portfolio managed by

BlackRock Financial Management, Inc. vs.

Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
BlackRock High Yield Portfolio—Class A	5.16%	26.63%	6.29%	6.12%	—
Class B	5.05%	26.25%	—	—	7.34%
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index[1]	4.45%	26.66%	7.22%	7.46%	—

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. There is a 2% limit on issuers held in the Index.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 8/30/1996. Inception of Class B shares is 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.65%	$1,000.00	$1,051.60	$3.31
Hypothetical	0.65%	1,000.00	1,021.57	3.26

Class B
Actual	0.90%	$1,000.00	$1,050.50	$4.58
Hypothetical	0.90%	1,000.00	1,020.33	4.51

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Domestic Bonds & Debt Securities - 79.0%
Aerospace & Defense - 1.6%
DynCorp International, Inc. 10.375%, due 07/01/17 (144A)(a)	$1,330,000	$1,336,650
GeoEye, Inc. 9.625%, due 10/01/15 (144A)(a)	480,000	492,000
Kratos Defense & Security Solutions, Inc. 10.000%, due 06/01/17 (144A)(a)	1,580,000	1,619,500
Sequa Corp. 11.750%, due 12/01/15 (144A)(a)	2,710,000	2,635,475
13.500%, due 12/01/15 (144A)(a)(b)	6,005,573	5,915,489

		11,999,114

Airlines - 0.8%
American Airlines Pass Through Trust, Series 2001-02 7.858%, due 10/01/11	1,520,000	1,552,300
Delta Air Lines, Inc., Series B 9.750%, due 12/17/16	1,510,879	1,559,983
United Air Lines, Inc. 12.750%, due 07/15/12	3,000,000	3,255,000

		6,367,283

Auto Components - 1.0%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A)(a)	2,170,000	2,283,925
11.250%, due 11/01/15 (144A)(a)(b)	503,000	531,922
Delphi International Holdings Corp. 12.000%, due 10/06/14 (144A)(a)	165,937	167,597
Goodyear Tire & Rubber Co. (The) 8.625%, due 12/01/11	689,000	720,005
8.750%, due 08/15/20(c)	620,000	637,050
Hertz Holdings Netherlands B.V. 8.500%, due 07/31/15 (144A)(a)(j)	2,140,000	2,639,820
Lear Corp. 5.750%, due 08/01/14	1,395,000	17,438
Series B 8.500%, due 12/01/13	1,530,000	19,125
Stanadyne Corp., Series 1 10.000%, due 08/15/14	250,000	228,750
Stanadyne Holdings, Inc. 0.000%/12.000% , due 02/15/15(d)	125,000	93,125

		7,338,757

Biotechnology - 0.2%
QHP Royalty Sub LLC 10.250%, due 03/15/15 (144A)(a)	1,589,343	1,620,229

Security Description	Par Amount	Value

Building Products - 0.6%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15 (144A)(a)(b)	$83,856	$75,470
Associated Materials LLC/Associated Materials Finance, Inc. 9.875%, due 11/15/16	1,190,000	1,282,225
Building Materials Corp. of America 7.000%, due 02/15/20 (144A)(a)	740,000	736,300
Nortek, Inc. 11.000%, due 12/01/13	2,627,422	2,752,225

		4,846,220

Chemicals - 2.9%
American Pacific Corp. 9.000%, due 02/01/15	150,000	146,250
CF Industries, Inc. 6.875%, due 05/01/18	3,145,000	3,200,037
7.125%, due 05/01/20	1,950,000	2,008,500
CPG International I, Inc. 10.500%, due 07/01/13	755,000	755,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.750%, due 11/15/14(c)	1,805,000	1,714,750
8.875%, due 02/01/18	1,945,000	1,765,088
Huntsman International LLC 6.875%, due 11/15/13 (144A)(a)(j)	750,000	880,307
8.625%, due 03/15/20 (144A)(a)	640,000	591,200
Ineos Finance Plc 9.000%, due 05/15/15 (144A)(a)	1,350,000	1,346,625
Innophos, Inc. 8.875%, due 08/15/14	2,060,000	2,132,100
Koppers, Inc. 7.875%, due 12/01/19	1,115,000	1,131,725
LBI Escrow Corp. 8.000%, due 11/01/17 (144A)(a)	1,460,000	1,509,275
MacDermid, Inc. 9.500%, due 04/15/17 (144A)(a)	2,010,000	2,020,050
Nalco Co. 8.250%, due 05/15/17	1,300,000	1,352,000
Nova Chemicals Corp. 8.625%, due 11/01/19	1,950,000	1,940,250

		22,493,157

Commercial & Professional Services - 1.0%
ACCO Brands Corp. 10.625%, due 03/15/15	1,053,000	1,147,770
Aleris International, Inc. 10.000%, due 12/15/16(e)	1,350,000	15,188
9.000%, due 12/15/14(e)	1,665,000	16,608

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Commercial & Professional Services - continued
ARAMARK Corp. 3.844%, due 02/01/15(f)	$950,000	$878,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625%, due 03/15/18 (144A)(a)	1,390,000	1,400,425
DI Finance/DynCorp International, Series B 9.500%, due 02/15/13	1,110,000	1,144,687
iPayment, Inc. 9.750%, due 05/15/14	310,000	283,650
Live Nation Entertainment, Inc. 8.125%, due 05/15/18 (144A)(a)	665,000	643,388
RSC Equipment Rental, Inc. 10.000%, due 07/15/17 (144A)(a)	1,945,000	2,100,600
Tropicana Entertainment LLC 9.625%, due 12/15/14(e)	70,000	49

		7,631,115

Commercial Banks - 0.3%
ATF Capital B.V. 9.250%, due 02/21/14 (144A)(a)	100,000	104,500
Glitnir Banki HF 4.375%, due 02/05/10(e)(j)	135,000	48,947
3.000%, due 06/30/10(e)(j)	1,060,000	377,810
6.375%, due 09/25/12 (144A)(a)(e)	1,835,000	486,275
Series 3 4.763%, due 04/20/10 (144A)(a)(e)	304,000	80,560
Series EMTN 5.071%, due 01/27/10(e)(j)	1,000,000	362,570
HBOS Plc, Series EMTN
0.999%, due 09/01/16(f)(j)	830,000	802,457
0.929%, due 03/21/17(f)(j)	165,000	155,252

		2,418,371

Communications Equipment - 0.1%
Verso Paper Holdings LLC 4.094%, due 08/01/14(f)	290,000	250,125
Viant Holdings, Inc. 10.125%, due 07/15/17 (144A)(a)	236,000	241,605

		491,730

Computers & Peripherals - 0.2%
SunGard Data Systems, Inc. 9.125%, due 08/15/13	1,100,000	1,123,375

Construction & Engineering - 0.3%
ESCO Corp. 8.625%, due 12/15/13 (144A)(a)	2,180,000	2,174,550

Consumer Finance - 4.1%
Ally Financial, Inc. 7.250%, due 03/02/11	111,000	113,359
7.500%, due 12/31/13	170,000	171,275

Security Description	Par Amount	Value

Consumer Finance - continued
2.738%, due 12/01/14(f)	$1,957,000	$1,686,597
6.750%, due 12/01/14	3,760,000	3,638,503
8.300%, due 02/12/15 (144A)(a)	4,360,000	4,425,400
8.000%, due 03/15/20 (144A)(a)	5,070,000	5,006,625
Series 8 6.750%, due 12/01/14	1,070,000	1,045,925
Series EMTN 5.375%, due 06/06/11(j)	822,000	1,015,330
Credit Acceptance Corp. 9.125%, due 02/01/17 (144A)(a)	3,625,000	3,661,250
FCE Bank Plc 7.875%, due 02/15/11(k)	1,050,000	1,589,052
7.125%, due 01/15/13(j)	2,250,000	2,793,015
Series EMTN 7.125%, due 01/16/12(j)	3,500,000	4,355,443
9.375%, due 01/17/14(j)	350,000	452,106
Ford Motor Credit Co. LLC 8.000%, due 12/15/16	1,200,000	1,228,640

		31,182,520

Containers & Packaging - 3.6%
Ball Corp. 6.625%, due 03/15/18	175,000	175,875
7.375%, due 09/01/19	370,000	386,650
6.750%, due 09/15/20	1,325,000	1,334,938
Berry Plastics Corp. 8.875%, due 09/15/14	4,885,000	4,721,013
8.250%, due 11/15/15	2,195,000	2,173,050
9.500%, due 05/15/18 (144A)(a)	2,190,000	2,014,800
Cascades, Inc. 7.750%, due 12/15/17	1,370,000	1,370,000
Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 05/15/17 (144A)(a)	4,355,000	4,518,312
Crown European Holdings S.A. 6.250%, due 09/01/11(j)	227,000	284,574
Graphic Packaging International, Inc. 9.500%, due 06/15/17	3,345,000	3,495,525
Greif, Inc. 7.750%, due 08/01/19	690,000	714,150
Owens-Brockway Glass Container, Inc. 6.750%, due 12/01/14(j)	395,000	485,474
7.375%, due 05/15/16	2,145,000	2,246,888
Pregis Corp. 12.375%, due 10/15/13	1,020,000	1,013,625
Rock-Tenn Co. 5.625%, due 03/15/13	770,000	777,700
Sealed Air Corp. 7.875%, due 06/15/17 (144A)(a)	1,785,000	1,868,320

		27,580,894

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Distributors - 0.3%
NSG Holdings LLC 7.750%, due 12/15/25 (144A)(a)	$2,465,000	$2,181,525

Diversified Consumer Services - 0.0%
American Achievement Group Holding Corp. 12.750%, due 10/01/12(b)	4,867	3,383
Service Corp. International 7.875%, due 02/01/13	60,000	61,725
7.625%, due 10/01/18	115,000	117,012

		182,120

Diversified Financial Services - 6.2%
CIT Group, Inc. 7.000%, due 05/01/16	8,402,260	7,709,074
7.000%, due 05/01/17(c)	16,370,164	14,814,998
Citigroup, Inc. 4.750%, due 05/19/15	1,060,000	1,060,578
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.000%, due 01/15/18 (144A)(a)	11,830,000	11,534,250
Leucadia National Corp. 8.125%, due 09/15/15	1,800,000	1,854,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.750%, due 10/15/16 (144A)(a)	2,680,000	2,633,100
7.750%, due 10/15/16 (144A)(a)(j)	1,050,000	1,264,692
7.750%, due 10/15/16(j)	690,000	836,031
8.000%, due 12/15/16(j)	1,750,000	1,984,146
8.500%, due 05/15/18 (144A)(a)	3,025,000	2,969,086
UPCB Finance, Ltd. 7.625%, due 01/15/20 (144A)(a)(j)	778,000	950,224

		47,610,179

Diversified Telecommunication Services - 4.4%
Angel Lux Common S.A. 8.875%, due 05/01/16 (144A)(a)	185,000	191,012
Broadview Networks Holdings, Inc. 11.375%, due 09/01/12	1,835,000	1,789,125
Digicel Group, Ltd.
8.875%, due 01/15/15 (144A)(a)	1,345,000	1,321,462
9.125%, due 01/15/15 (144A)(a)(b)	2,507,665	2,473,185
8.250%, due 09/01/17 (144A)(a)	1,050,000	1,044,750
10.500%, due 04/15/18 (144A)(a)(c)	1,400,000	1,461,250
ITC DeltaCom, Inc. 10.500%, due 04/01/16 (144A)(a)	1,490,000	1,437,850
New Communications Holdings, Inc. 7.875%, due 04/15/15 (144A)(a)	1,050,000	1,063,125
8.250%, due 04/15/17 (144A)(a)	1,040,000	1,049,100
8.500%, due 04/15/20 (144A)(a)	1,000,000	1,007,500

Security Description	Par Amount	Value

Diversified Telecommunication Services - continued
Qwest Communications International, Inc. 7.500%, due 02/15/14	$7,590,000	$7,646,925
8.000%, due 10/01/15 (144A)(a)	1,500,000	1,548,750
Qwest Corp. 7.500%, due 10/01/14-06/15/23	730,000	705,813
Sprint Capital Corp. 6.875%, due 11/15/28	5,200,000	4,342,000
tw telecom holdings, inc. 8.000%, due 03/01/18 (144A)(a)	1,110,000	1,137,750
West Corp. 9.500%, due 10/15/14	2,870,000	2,898,700
11.000%, due 10/15/16(c)	845,000	864,012
Wind Acquisition Finance S.A. 12.000%, due 12/01/15 (144A)(a)	75,000	78,000
Windstream Corp. 7.875%, due 11/01/17	1,515,000	1,486,594

		33,546,903

Electric Utilities - 1.8%
AES Eastern Energy LP, Series 99-B 9.670%, due 01/02/29	1,660,000	1,792,800
AES Ironwood LLC 8.857%, due 11/30/25	1,196,556	1,148,694
AES Red Oak LLC 8.540%, due 11/30/19	745,545	739,953
Series B 9.200%, due 11/30/29	650,000	633,750
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.000%, due 06/01/16 (144A)(a)(c)	4,285,000	4,402,838
Elwood Energy LLC 8.159%, due 07/05/26	1,199,489	1,139,515
FPL Energy National Wind 6.125%, due 03/25/19 (144A)(a)	78,394	76,915
Infinis Plc 9.125%, due 12/15/14 (144A)(a)(k)	740,000	1,122,668
Ipalco Enterprises, Inc. 8.625%, due 11/14/11	525,000	548,625
7.250%, due 04/01/16 (144A)(a)	1,910,000	1,962,525

		13,568,283

Electrical Equipment - 1.0%
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875%, due 06/01/16 (144A)(a)	1,450,000	1,500,750
Orascom Telecom Finance SCA 7.875%, due 02/08/14 (144A)(a)	305,000	281,362
TL Acquisitions, Inc. 10.500%, due 01/15/15 (144A)(a)	6,500,000	6,077,500

		7,859,612

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Electronic Equipment, Instruments & Components - 0.2%
Mobile Services Group, Inc./Mobile Storage Group, Inc. 9.750%, due 08/01/14	$75,000	$77,062
NXP B.V./NXP Funding LLC 3.053%, due 10/15/13(f)	1,805,000	1,550,044

		1,627,106

Energy Equipment & Services - 1.4%
Compagnie Generale de Geophysique-Veritas 7.500%, due 05/15/15	130,000	124,475
9.500%, due 05/15/16	590,000	601,800
7.750%, due 05/15/17	2,615,000	2,490,787
Drummond Co., Inc. 9.000%, due 10/15/14 (144A)(a)	2,100,000	2,121,000
7.375%, due 02/15/16	1,900,000	1,795,500
Global Geophysical Services, Inc. 10.500%, due 05/01/17 (144A)(a)	865,000	834,725
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14	180,000	161,550
Murray Energy Corp. 10.250%, due 10/15/15 (144A)(a)	1,545,000	1,545,000
Southern Star Central Corp. 6.750%, due 03/01/16 (144A)(a)	690,000	671,025
6.750%, due 03/01/16	50,000	48,625

		10,394,487

Food & Staples Retailing - 0.5%
Rite Aid Corp. 9.750%, due 06/12/16	2,845,000	2,987,250
10.250%, due 10/15/19	655,000	655,819

		3,643,069

Food Products - 0.9%
B&G Foods, Inc. 7.625%, due 01/15/18	600,000	604,500
Campofrio Food Group S.A. 8.250%, due 10/31/16(j)	600,000	717,273
Reddy Ice Corp. 11.250%, due 03/15/15 (144A)(a)	1,180,000	1,221,300
Smithfield Foods, Inc. 10.000%, due 07/15/14 (144A)(a)	3,880,000	4,316,500
TreeHouse Foods, Inc. 7.750%, due 03/01/18	300,000	312,000

		7,171,573

Gas Utilities - 1.4%
Energy Future Holdings Corp. 10.875%, due 11/01/17(c)	3,515,000	2,618,675
11.250%, due 11/01/17(b)	2,567,844	1,681,938
10.000%, due 01/15/20 (144A)(a)(c)	6,200,000	6,200,000

		10,500,613

Security Description	Par Amount	Value

Health Care Equipment & Supplies - 1.1%
DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	$7,060,000	$7,448,300
Elan Finance Plc/Elan Finance Corp. 8.875%, due 12/01/13	730,000	735,475

		8,183,775

Health Care Providers & Services - 3.0%
American Renal Holdings, Inc. 8.375%, due 05/15/18 (144A)(a)	780,000	776,100
DaVita, Inc. 7.250%, due 03/15/15	775,000	778,875
HCA, Inc. 8.500%, due 04/15/19	3,970,000	4,228,050
7.250%, due 09/15/20	2,315,000	2,338,150
Novasep Holding SAS 9.625%, due 12/15/16 (144A)(a)(j)	1,843,000	1,948,019
Tenet Healthcare Corp. 9.000%, due 05/01/15 (144A)(a)	2,818,000	2,994,125
10.000%, due 05/01/18 (144A)(a)	4,398,000	4,881,780
8.875%, due 07/01/19 (144A)(a)	4,817,000	5,130,105

		23,075,204

Health Care Technology - 0.7%
IMS Health, Inc. 12.500%, due 03/01/18 (144A)(a)	4,680,000	5,405,400

Hotels, Restaurants & Leisure - 0.8%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.250%, due 06/15/15 (144A)(a)(e)	1,425,000	12,469
MGM Resorts International 13.000%, due 11/15/13	1,605,000	1,849,762
10.375%, due 05/15/14(c)	1,740,000	1,900,950
Pinnacle Entertainment, Inc. 8.625%, due 08/01/17 (144A)(a)	1,045,000	1,081,575
Scientific Games International, Inc. 9.250%, due 06/15/19	55,000	56,513
Virgin River Casino Corp. 9.000%, due 01/15/12(e)	1,800,000	828,000
Waterford Gaming LLC 8.625%, due 09/15/14 (144A)(a)	799,000	363,545

		6,092,814

Household Durables - 2.6%
Beazer Homes USA, Inc. 6.875%, due 07/15/15	1,035,000	921,150
8.125%, due 06/15/16	890,000	801,000
12.000%, due 10/15/17	3,400,000	3,748,500
9.125%, due 06/15/18	5,160,000	4,837,500

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Household Durables - continued
Catalina Marketing Corp. 10.500%, due 10/01/15 (144A)(a)(b)	$1,030,000	$1,068,625
Jarden Corp. 8.000%, due 05/01/16	1,735,000	1,791,387
Pulte Homes, Inc. 6.375%, due 05/15/33	180,000	139,500
Standard Pacific Corp. 7.000%, due 08/15/15	385,000	358,050
6.250%, due 04/01/14	270,000	251,775
10.750%, due 09/15/16	3,340,000	3,590,500
8.375%, due 05/15/18(c)	2,575,000	2,459,125

		19,967,112

Independent Power Producers & Energy Traders - 1.1%
AES Corp. 8.750%, due 05/15/13(144A)(a)(c)	786,000	801,720
NRG Energy, Inc. 7.250%, due 02/01/14	3,735,000	3,795,694
7.375%, due 02/01/16-01/15/17	415,000	412,687
8.500%, due 06/15/19	3,560,000	3,635,650

		8,645,751

Industrial - Diversified - 0.4%
Harland Clarke Holdings Corp. 6.000%, due 05/15/15(f)	50,000	40,625
9.500%, due 05/15/15	60,000	54,900
Ply Gem Industries, Inc. 11.750%, due 06/15/13	3,165,000	3,323,250

		3,418,775

Insurance - 0.2%
American General Institutional Capital, Series A 7.570%, due 12/01/45 (144A)(a)	1,760,000	1,469,600
USI Holdings Corp. 4.311%, due 11/15/14 (144A)(a)(f)	80,000	65,800

		1,535,400

Internet Software & Services - 0.2%
Impress Holdings B.V. 3.428%, due 09/15/13(144A)(a)(f)	1,980,000	1,866,150

Leisure Equipment & Products - 0.2%
Brunswick Corp. 11.250%, due 11/01/16 (144A)(a)	1,050,000	1,178,625

Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc. 8.000%, due 09/15/16	650,000	680,875

Security Description	Par Amount	Value

Life Sciences Tools & Services - continued
Patheon, Inc. 8.625%, due 04/15/17 (144A)(a)	$1,620,000	$1,607,850

		2,288,725

Machinery - 1.2%
Case New Holland, Inc. 7.875%, due 12/01/17 (144A)(a)	760,000	775,200
Navistar International Corp. 8.250%, due 11/01/21	2,500,000	2,550,000
Oshkosh Corp. 8.250%, due 03/01/17	2,000,000	2,090,000
Thermon Industries, Inc. 9.500%, due 05/01/17 (144A)(a)	1,595,000	1,622,912
Titan International, Inc. 8.000%, due 01/15/12	1,790,000	1,870,550

		8,908,662

Media - 9.3%
Affinion Group, Inc. 10.125%, due 10/15/13	10,227,000	10,533,810
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16	2,229,537	2,608,558
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875%, due 04/30/18 (144A)(a)	1,310,000	1,323,100
8.125%, due 04/30/20 (144A)(a)	1,310,000	1,346,025
CCO Operating LLC/CCO Operating Capital Corp. 8.000%, due 04/30/12 (144A)(a)	1,220,000	1,274,900
Clear Channel Communications, Inc. 11.000%, due 08/01/16(b)(c)	12,062	8,262
Clear Channel Worldwide Holdings, Inc. Series A
9.250%, due 12/15/17 (144A)(a)	2,224,000	2,224,000
Series B 9.250%, due 12/15/17 (144A)(a)	10,693,000	10,799,930
CMP Susquehanna Corp. 9.875%, due 05/15/14	122,000	2,440
DISH DBS Corp. 7.875%, due 09/01/19	1,810,000	1,891,450
EchoStar DBS Corp. 6.625%, due 10/01/14	1,175,000	1,177,938
7.000%, due 10/01/13	1,525,000	1,578,375
Gannett Co., Inc. 10.000%, due 04/01/16	675,000	732,375
9.375%, due 11/15/17 (144A)(a)	1,790,000	1,892,925
Gray Television, Inc. 10.500%, due 06/29/15 (144A)(a)(c)	2,330,000	2,295,050

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Media - continued
Lamar Media Corp. 7.875%, due 04/15/18 (144A)(a)	$390,000	$393,900
Lighthouse International Co. S.A.
8.000%, due 04/30/14 (j)	1,433,000	1,012,706
8.000%, due 04/30/14 (144A)(a)(j)	470,000	332,151
McClatchy Co. (The) 11.500%, due 02/15/17 (144A)(a)	3,105,000	3,167,100
Newsday, Inc. 9.750%, due 08/01/13	2,765,000	2,889,425
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875%, due 04/15/17 (144A)(a)	1,210,000	1,228,150
Nielsen Finance LLC/Nielsen Finance Co.
11.625%, due 02/01/14	1,200,000	1,317,000
10.000%, due 08/01/14	3,170,000	3,257,175
11.500%, due 05/01/16	2,465,000	2,705,337
0.000%/12.500%, due 08/01/16(d)	150,000	143,625
Rainbow National Services LLC
10.375%, due 09/01/14 (144A)(a)	1,978,000	2,069,482
8.750%, due 09/01/12 (144A)(a)	1,610,000	1,622,075
Seat Pagine Gialle SpA 10.500%, due 01/31/17 (144A)(a)(j)	1,764,000	2,010,860
Unitymedia GmbH 9.625%, due 12/01/19(j)	456,000	568,853
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125%, due 12/01/17(j)	192,000	235,469
UPC Germany GmbH
8.125%, due 12/01/17 (144A)(a)	2,465,000	2,431,127
8.125%, due 12/01/17 (144A)(a)(j)	1,146,000	1,401,448
9.625%, due 12/01/19 (144A)(a)(j)	1,505,000	1,877,465
UPC Holding B.V. 9.875%, due 04/15/18 (144A)(a)	1,900,000	1,964,279
Ziggo Bond Co. B.V. 8.000%, due 05/15/18 (144A)(a)(j)	1,086,000	1,293,370

		71,610,135

Metals & Mining - 2.9%
AK Steel Corp. 7.625%, due 05/15/20(c)	2,440,000	2,379,000
Arch Coal, Inc. 8.750%, due 08/01/16 (144A)(a)	205,000	214,738
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.
12.125%, due 08/01/17	1,245,000	1,381,950
10.750%, due 02/01/18	410,000	439,212
FMG Finance Property, Ltd.
10.000%, due 09/01/13 (144A)(a)	270,000	284,850
10.625%, due 09/01/16 (144A)(a)	2,120,000	2,342,600

Security Description	Par Amount	Value

Metals & Mining - continued
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	$950,000	$971,375
New World Resources NV
7.375%, due 05/15/15(j)	521,000	608,318
7.875%, due 05/01/18 (144A)(a)(j)	824,000	977,487
Novelis, Inc.
7.250%, due 02/15/15	270,000	261,900
11.500%, due 02/15/15	1,850,000	1,942,500
Ryerson, Inc.
7.719%, due 11/01/14(f)	660,000	617,100
12.000%, due 11/01/15	670,000	688,425
Steel Dynamics, Inc. 7.375%, due 11/01/12	5,050,000	5,252,000
United States Steel Corp. 7.375%, due 04/01/20	2,435,000	2,419,781
Vedanta Resources Plc 9.500%, due 07/18/18 (144A)(a)	1,460,000	1,558,550

		22,339,786

Multiline Retail - 1.5%
Dollar General Corp.
10.625%, due 07/15/15	70,000	76,913
11.875%, due 07/15/17(b)	9,813,000	11,199,086

		11,275,999

Oil, Gas & Consumable Fuels - 8.7%
Arch Western Financial LLC 6.750%, due 07/01/13	2,320,000	2,337,400
Berry Petroleum Co. 8.250%, due 11/01/16	205,000	199,363
Bill Barrett Corp. 9.875%, due 07/15/16	230,000	244,950
Chesapeake Energy Corp.
6.250%, due 01/15/18	655,000	664,825
6.375%, due 06/15/15	355,000	366,538
6.500%, due 08/15/17	890,000	882,213
6.875%, due 11/15/20	400,000	405,500
Cimarex Energy Co. 7.125%, due 05/01/17	1,610,000	1,626,100
Coffeyville Resources LLC/Coffeyville Finance, Inc. 9.000%, due 04/01/15 (144A)(a)	810,000	805,950
Concho Resources, Inc. 8.625%, due 10/01/17	475,000	491,625
Connacher Oil and Gas, Ltd.
11.750%, due 07/15/14 (144A)(a)	465,000	502,200
10.250%, due 12/15/15 (144A)(a)	3,265,000	3,240,512
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A)(a)	6,580,000	6,892,550

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Crosstex Energy LP/ Crosstex Energy Finance Corp. 8.875%, due 02/15/18 (144A)(a)	$3,070,000	$3,081,512
Denbury Resources, Inc. 7.500%, due 12/15/15	545,000	553,175
9.750%, due 03/01/16	3,550,000	3,851,750
8.250%, due 02/15/20	1,911,000	2,006,550
Dynegy Holdings, Inc. 8.375%, due 05/01/16(c)	645,000	513,581
El Paso Corp. 8.250%, due 02/15/16	2,460,000	2,589,150
6.700%, due 02/15/27	62,930	52,063
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A)(a)	4,940,000	4,742,400
Forest Oil Corp. 8.500%, due 02/15/14	280,000	293,300
Hilcorp Energy I LP/Hilcorp Finance Co. 8.000%, due 02/15/20 (144A)(a)	220,000	218,350
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A)(a)	3,405,000	3,494,381
Massey Energy Co. 6.875%, due 12/15/13	535,000	524,969
Newfield Exploration Co. 6.625%, due 09/01/14	125,000	126,406
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875%, due 03/15/18 (144A)(a)	4,265,000	4,350,300
OPTI Canada, Inc. 9.000%, due 12/15/12 (144A)(a)	4,820,000	4,892,300
Patriot Coal Corp. 8.250%, due 04/30/18	1,160,000	1,125,200
Peabody Energy Corp. 7.375%, due 11/01/16	1,650,000	1,726,312
Penn Virginia Corp. 10.375%, due 06/15/16	285,000	304,950
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.250%, due 04/15/18	1,475,000	1,456,563
Petrohawk Energy Corp. 10.500%, due 08/01/14	1,155,000	1,247,400
7.875%, due 06/01/15	3,120,000	3,143,400
Range Resources Corp. 7.375%, due 07/15/13(c)	725,000	735,875
6.375%, due 03/15/15	200,000	198,500
7.500%, due 05/15/16	75,000	76,031
8.000%, due 05/15/19	2,470,000	2,590,412
Sabine Pass LNG LP 7.500%, due 11/30/16	170,000	142,375

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Swift Energy Co. 7.125%, due 06/01/17	$825,000	$765,188
Teekay Corp. 8.500%, due 01/15/20	1,780,000	1,780,000
Trafigura Beheer B.V. 6.375%, due 04/08/15(j)	735,000	758,815
Whiting Petroleum Corp. 7.250%, due 05/01/12-05/01/13	565,000	569,400

		66,570,334

Paper & Forest Products - 2.4%
Boise Cascade LLC 7.125%, due 10/15/14	463,000	438,114
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, due 11/01/17 (144A)(a)	895,000	926,325
Clearwater Paper Corp. 10.625%, due 06/15/16	1,040,000	1,150,500
Georgia-Pacific LLC 7.700%, due 06/15/15	380,000	398,050
8.250%, due 05/01/16 (144A)(a)	4,330,000	4,638,512
NewPage Corp.
10.000%, due 05/01/12(c)	1,190,000	651,525
11.375%, due 12/31/14	7,550,000	6,889,375
P.H. Glatfelter Co. 7.125%, due 05/01/16 (144A)(a)	575,000	566,577
Verso Paper Holdings LLC 11.500%, due 07/01/14(c)	2,775,000	3,003,938

		18,662,916

Pharmaceuticals - 0.5%
Angiotech Pharmaceuticals, Inc. 4.288%, due 12/01/13(f)	3,125,000	2,421,875
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	1,430,000	1,455,025

		3,876,900

Real Estate - 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co. 0.000%/11.000%, due 06/30/15 (144A)(a)(d)	119,600	69,966

Real Estate Investment Trusts (REITs) - 0.0%
BMS Holdings, Inc. 7.890%, due 02/15/12 (144A)(a)(b)(f)	724,358	16,298

Road & Rail - 0.1%
Marsico Parent Co. LLC 10.625%, due 01/15/16 (144A)(a)	1,287,000	585,585

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Road & Rail - continued
Marsico Parent Holdco LLC 12.500%, due 07/15/16 (144A)(a)(b)	$346,617	$71,057
Marsico Parent Superholdco LLC 14.500%, due 01/15/18 (144A)(a)(b)	371,288	60,334

		716,976

Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (144A)(a)(c)	985,000	980,075

Software - 0.3%
First Data Corp. 9.875%, due 09/24/15	3,205,000	2,419,775

Specialty Retail - 0.4%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17	880,000	831,600
Sonic Automotive, Inc. 9.000%, due 03/15/18(c)	1,010,000	1,030,200
United Auto Group, Inc. 7.750%, due 12/15/16	1,395,000	1,318,275

		3,180,075

Textiles, Apparel & Luxury Goods - 0.4%
Collective Brands, Inc. 8.250%, due 08/01/13	1,310,000	1,329,650
Phillips-Van Heusen Corp. 7.750%, due 11/15/23	1,510,000	1,651,828

		2,981,478

Tobacco - 0.2%
Vector Group, Ltd. 11.000%, due 08/15/15	1,330,000	1,363,250

Trading Companies & Distributors - 0.4%
McJunkin Red Man Corp. 9.500%, due 12/15/16 (144A)(a)	3,000,000	2,925,000
Russel Metals, Inc. 6.375%, due 03/01/14	230,000	222,525

		3,147,525

Transportation - 0.6%
syncreon Global Ireland, Ltd./syncreon Global Finance US, Inc. 9.500%, due 05/01/18 (144A)(a)	2,270,000	2,205,721
Travelport LLC 9.875%, due 09/01/14	2,010,000	2,025,075
11.875%, due 09/01/16(c)	480,000	487,200

		4,717,996

Security Description	Par Amount	Value

Wireless Telecommunication Services - 4.6%
Cricket Communications, Inc.
10.000%, due 07/15/15(c)	$4,160,000	$4,368,000
7.750%, due 05/15/16	3,640,000	3,731,000
Crown Castle International Corp.
9.000%, due 01/15/15	700,000	743,750
7.125%, due 11/01/19	1,200,000	1,179,000
FiberTower Corp.
9.000%, due 01/01/16	324,380	277,345
9.000%, due 01/01/16 (144A)(a)	80,502	67,420
Intelsat Corp. 9.250%, due 08/15/14-06/15/16	4,730,000	4,932,675
Intelsat Subsidiary Holding Co., Ltd. 8.875%, due 01/15/15	400,000	408,500
iPCS, Inc. 2.469%, due 05/01/13(f)	4,881,000	4,588,140
MetroPCS Wireless, Inc.
9.250%, due 11/01/14(c)	5,600,000	5,796,000
9.250%, due 11/01/14	1,250,000	1,293,750
Nextel Communications, Inc.
6.875%, due 10/31/13	5,070,000	4,936,913
7.375%, due 08/01/15	1,095,000	1,045,725
Series F 5.950%, due 03/15/14	660,000	615,450
SBA Telecommunications, Inc. 8.000%, due 08/15/16 (144A)(a)	1,200,000	1,248,000

		35,231,668

Total Domestic Bonds & Debt Securities (Cost $605,776,297)		605,280,330

Foreign Bonds & Debt Securities - 0.0%
Hellenic Republic Government Bond 4.600%, due 09/20/40(j) (Cost - $170,916)	275,000	174,629

Convertible Bonds - 3.0%
Capital Markets - 0.0%
E*Trade Financial Corp., Series A
0.000%, due 08/31/19 (144A)(a)(g)	76,000	87,210
0.000%, due 08/31/19(g)	11,000	13,254

		100,464

Health Care Equipment & Supplies - 0.4%
Hologic, Inc. 2.000%/0.000% , due 12/15/37(h)	3,175,000	2,718,594

IT Services - 0.7%
Alliance Data Systems Corp. 1.750%, due 08/01/13	5,395,000	5,246,637

Machinery - 0.9%
Accuride Corp., Series AI 7.500%, due 06/26/20(b)(c)	11,924	30,621

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Machinery - continued
Navistar International Corp. 3.000%, due 10/15/14	$5,320,000	$6,380,063
Titan International, Inc. 5.625%, due 01/15/17 (144A)(a)	650,000	778,278

		7,188,962

Marine - 0.5%
Horizon Lines, Inc. 4.250%, due 08/15/12	5,035,000	4,179,050

Media - 0.2%
Liberty Global, Inc. 4.500%, due 11/15/16 (144A)(a)	1,270,000	1,492,072

Metals & Mining - 0.1%
Goldcorp, Inc. 2.000%, due 08/01/14	510,000	595,425

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 2.250%, due 12/15/38	1,250,000	907,813

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. 2.750%, due 08/15/25	590,000	592,213

Total Convertible Bonds (Cost $21,796,066)		23,021,230

Loan Participation - 7.1%
Abbot Turbo Mezzanine Bridge 14.500%, due 03/15/18(f)	3,250,633	2,616,760
Accuride Corp. 9.750%, due 01/31/12(f)	1,672,045	1,670,883
AGFS Funding Co. 7.250%, due 04/16/16(f)	6,500,000	6,344,000
Ainsworth Lumber Co., Ltd. 5.375%, due 06/26/14(f)	1,000,000	946,665
Allison Transmission, Inc. 3.100%, due 08/07/14(f)	4,495,136	4,106,868
AWAS Aviation 1.000%, due 05/27/16(f)	1,750,000	1,741,259
Chrysler Financial 6.850%, due 08/02/13(f)	1,112,000	1,108,992
Claires Stores, Inc. 3.097%, due 05/24/14(f)	384,107	317,970
CONECTIV 1.000%, due 05/26/17(f)	2,750,000	2,727,656
Delphi Holdings LLP 1.000%, due 10/06/14(f)	1,576,405	1,489,703
Dynegy Holdings, Inc. 4.100%, due 04/02/13(f)	699,455	659,237

Security Description	Shares/Par Amount	Value

Loan Participation - continued
Education Media, Inc. 5.601%, due 11/14/14(f)	$1,221,607	$1,118,992
Enterprise Inns 6.500%, due 12/06/18(f)(k)	1,264,000	1,557,199
First Data Corp. 0.306%, due 09/24/14(f)	445,432	375,904
1.216%, due 09/24/14(f)	1,770,000	1,490,614
Ford Motor Co. 2.791%, due 12/15/13(f)	3,765,679	3,569,883
3.350%, due 12/15/13(f)	315,083	296,966
Harden Health LLC 8.500%, due 02/22/15(f)	796,364	780,436
Hawaiian Telecom 4.750%, due 05/30/14(f)	1,083,197	769,070
HCA, Inc. 2.033%, due 11/19/12(f)	1,514,924	1,433,496
Hema Holding B.V. 8.932%, due 01/29/17(f)(j)	1,544,728	1,727,677
Marsico Parent 0.447%, due 11/14/14(f)	377,903	238,079
Neiman Marcus Group, Inc. 0.189%, due 04/05/13(f)	149,267	140,255
New Look 1.000%, due 07/31/14(f)(k)	3,761	5,369
Quebecor World, Inc. 1.792%, due 06/30/12(f)	895,125	899,601
Realogy Corp. 3.292%, due 10/10/13(f)	159,091	134,731
3.375%, due 10/10/13(f)	590,909	500,429
13.500%, due 10/15/17(f)	3,600,000	3,804,750
Rite Aid Corp. 9.500%, due 06/05/15(f)	2,242,129	2,280,805
Texas Competitive Electric Holdings Co. LLC 0.276%, due 10/10/14(f)	322,538	239,605
1.830%, due 10/10/14(f)	2,135,496	1,576,455
Travelport Holdings, Ltd. 8.436%, due 03/26/12(f)	614,033	581,797
Verso Paper Holdings LLC 3.878%, due 02/01/13(f)	2,607,769	2,151,410
Wind Acquisition Holdings Finance 7.694%, due 06/17/15(f)(j)	4,428,449	5,428,113

Total Loan Participation (Cost $53,484,600)		54,831,629

Common Stocks - 1.4%
Auto Components - 0.3%
Lear Corp.*	32,195	2,131,309

See accompanying notes to financial statements.

13

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Building Products - 0.1%
Ainsworth Lumber Co., Ltd.*(c)	9,394	$25,599
Ainsworth Lumber Co., Ltd.*(144A)(a)	10,657	0
Masonite Worldwide Holdings*	17,771	764,153
Nortek, Inc.*	1,670	70,140

		859,892

Capital Markets - 0.1%
E*Trade Financial Corp.*(c)	76,200	900,684

Chemicals - 0.2%
LyondellBasell Industries N.V. - Class A*(c)	31,760	512,924
LyondellBasell Industries N.V. - Class B*	52,065	840,850
Zemex Minerals Group, Inc.	87	0

		1,353,774

Diversified Telecommunication Services - 0.0%
Viatel Holding Bermuda, Ltd.*	4	1

Hotels, Restaurants & Leisure - 0.0%
Buffets Restaurants Holdings, Inc.*	114	1

Household Durables - 0.2%
Beazer Homes USA, Inc.*(c)	328,307	1,191,754

Machinery - 0.0%
Accuride Corp.*	118,073	149,953
Stanley-Martin Communities LLC*	450	189,450

		339,403

Media - 0.3%
Cebridge Connections Holdings*	7,460	67,140
Charter Communications, Inc. - Class A*(c)	7,331	258,784
Education Media & Publishing Group, Ltd.*	123,307	770,669
Gannett Co., Inc.(c)	114,000	1,534,440

		2,631,033

Software - 0.1%
TiVo, Inc.*(c)	73,625	543,352

Wireless Telecommunication Services - 0.1%
FiberTower Corp.*(c)	109,071	514,815

Total Common Stocks (Cost $13,800,522)		10,466,018

Preferred Stocks - 2.5%
Consumer Finance - 0.8%
Ally Financial, Inc., Series G (144A)(a)	7,714	5,995,948

Diversified Financial Services - 1.7%
Delphi - Class B	966	13,045,306

Security Description	Shares	Value

Media - 0.0%
CMP Susquehanna Radio Holdings Corp.*(144A)(a)	28,451	$0

Road & Rail - 0.0%
Marsico Parent Superholdco LLC*(144A)(a)	25	5,250

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp., Series Z*	201,964	68,668

Federal National Mortgage Association, Series 0*	70,000	42,000

		110,668

Total Preferred Stocks (Cost $13,079,786)		19,157,172

Convertible Preferred Stocks - 0.5%
Diversified Financial Services - 0.4%
Citigroup, Inc. 7.500%, due 12/15/12(c)	30,600	3,457,800

Household Durables - 0.1%
Beazer Homes USA, Inc. 7.500%, due 01/15/13(c)	31,387	640,489

Total Convertible Preferred Stocks (Cost $4,489,339)		4,098,289

Warrants - 0.0%
Communications Equipment - 0.0%
Turbo Cayman, Ltd., expires 12/31/09*	1	0

Hotels, Restaurants & Leisure - 0.0%
Buffets Restaurant Holdings, Inc., expires 04/28/14*	50	0
HMH Holdings*	26,513	0

		0

Media - 0.0%
Advanstar Holdings Corp., expires 10/15/11*	75	1
Charter Communications, Inc., expires 11/30/14*	281	1,475
MDP Acquisitions Plc, expires 10/01/13* (144A)(a)	100	4,363

		5,839

Paper & Forest Products - 0.0%
Neenah Enterprises, Inc., expires 10/07/13*	6,130	0

See accompanying notes to financial statements.

14

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Thrifts & Mortgage Finance - 0.0%
CNB Capital Trust I, expires 03/23/19*	32,513	$0

Total Warrants (Cost $988)		5,839

Investment Company Securities - 0.9%
UltraShort S&P500 ProShares* (Cost - $6,170,033)	175,000	6,592,250

Short-Term Investments - 7.7%
Mutual Funds - 3.4%
State Street Navigator Securities Lending Prime Portfolio(i)	25,841,102	25,841,102

Repurchase Agreement - 4.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $33,217,000 on 07/01/10 collateralized by $33,840,000 Federal Home Loan Bank at 0.420% due 09/21/10 with a value of $33,882,300.	$33,217,000	33,217,000

Total Short-Term Investments (Cost $59,058,102)		59,058,102

Total Investments - 102.1% (Cost $777,826,649#)		782,685,488

Other Assets and Liabilities (net) - (2.1)%		(16,274,562)

Total Net Assets - 100.0%		$766,410,926

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $30,927,284 and $26,068,445, respectively, resulting in a net unrealized appreciation of $4,858,839.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $25,158,346 and the collateral received consisted of cash in the amount of $25,841,102. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.
(g)	Zero coupon bond - Interest rate represents current yield to maturity.
(h)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(i)	Represents investment of collateral received from securities lending transactions.
(j)	Par shown in Euro Currency. Value is shown in USD.
(k)	Par shown in Pound Sterling. Value is shown in USD.

Credit Composition as of June 30, 2010 (Unaudited)
Portfolio Composition by Credit Quality	% of Fixed Income Market Value
A	0.2
BBB	3.1
BB	29.9
B	45.6
C	10.5
D	10.7

See accompanying notes to financial statements.

15

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$11,999,114	$—	$11,999,114
Airlines	—	6,367,283	—	6,367,283
Auto Components	—	7,338,757	—	7,338,757
Biotechnology	—	1,620,229	—	1,620,229
Building Products	—	4,846,220	—	4,846,220
Chemicals	—	22,493,157	—	22,493,157
Commercial & Professional Services	—	7,631,115	—	7,631,115
Commercial Banks	—	2,418,371	—	2,418,371
Communications Equipment	—	491,730	—	491,730
Computers & Peripherals	—	1,123,375	—	1,123,375
Construction & Engineering	—	2,174,550	—	2,174,550
Consumer Finance	—	31,182,520	—	31,182,520
Containers & Packaging	—	27,580,894	—	27,580,894
Distributors	—	2,181,525	—	2,181,525
Diversified Consumer Services	—	182,120	—	182,120
Diversified Financial Services	—	47,610,179	—	47,610,179
Diversified Telecommunication Services	—	33,546,903	—	33,546,903
Electric Utilities	—	13,568,283	—	13,568,283
Electrical Equipment	—	7,859,612	—	7,859,612
Electronic Equipment, Instruments & Components	—	1,627,106	—	1,627,106
Energy Equipment & Services	—	10,394,487	—	10,394,487
Food & Staples Retailing	—	3,643,069	—	3,643,069
Food Products	—	7,171,573	—	7,171,573
Gas Utilities	—	10,500,613	—	10,500,613
Health Care Equipment & Supplies	—	8,183,775	—	8,183,775
Health Care Providers & Services	—	23,075,204	—	23,075,204
Health Care Technology	—	5,405,400	—	5,405,400
Hotels, Restaurants & Leisure	—	6,092,814	—	6,092,814
Household Durables	—	19,967,112	—	19,967,112
Independent Power Producers & Energy Traders	—	8,645,751	—	8,645,751
Industrial—Diversified	—	3,418,775	—	3,418,775
Insurance	—	1,535,400	—	1,535,400
Internet Software & Services	—	1,866,150	—	1,866,150
Leisure Equipment & Products	—	1,178,625	—	1,178,625
Life Sciences Tools & Services	—	2,288,725	—	2,288,725

See accompanying notes to financial statements.

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Description	Level 1	Level 2	Level 3	Total
Machinery	$—	$8,908,662	$—	$8,908,662
Media	—	71,607,695	2,440	71,610,135
Metals & Mining	—	22,339,786	—	22,339,786
Multiline Retail	—	11,275,999	—	11,275,999
Oil, Gas & Consumable Fuels	—	66,570,334	—	66,570,334
Paper & Forest Products	—	18,662,916	—	18,662,916
Pharmaceuticals	—	3,876,900	—	3,876,900
Real Estate	—	69,966	—	69,966
Real Estate Investment Trusts (REITs)	—	16,298	—	16,298
Road & Rail	—	716,976	—	716,976
Semiconductors & Semiconductor Equipment	—	980,075	—	980,075
Software	—	2,419,775	—	2,419,775
Specialty Retail	—	3,180,075	—	3,180,075
Textiles, Apparel & Luxury Goods	—	2,981,478	—	2,981,478
Tobacco	—	1,363,250	—	1,363,250
Trading Companies & Distributors	—	3,147,525	—	3,147,525
Transportation	—	4,717,996	—	4,717,996
Wireless Telecommunication Services	—	35,231,668	—	35,231,668
Total Domestic Bonds & Debt Securities	—	605,277,890	2,440	605,280,330
Foreign Bonds & Debt Securities*	—	174,629	—	174,629
Total Convertible Bonds*	—	23,021,230	—	23,021,230
Total Loan Participation	—	54,051,193	780,436	54,831,629
Common Stocks
Auto Components	2,131,309	—	—	2,131,309
Building Products	859,892	—	—	859,892
Capital Markets	900,684	—	—	900,684
Chemicals	1,353,774	—	—	1,353,774
Diversified Telecommunication Services	1	—	—	1
Hotels, Restaurants & Leisure	—	—	1	1
Household Durables	1,191,754	—	—	1,191,754
Machinery	—	—	339,403	339,403
Media	1,793,224	—	837,809	2,631,033
Software	543,352	—	—	543,352
Wireless Telecommunication Services	514,815	—	—	514,815
Total Common Stocks	9,288,805	—	1,177,213	10,466,018
Preferred Stocks
Consumer Finance	5,995,948	—	—	5,995,948
Diversified Financial Services	13,045,306	—	—	13,045,306
Media	—	—	—	—
Road & Rail	—	5,250	—	5,250
Thrifts & Mortgage Finance	110,668	—	—	110,668
Total Preferred Stocks	19,151,922	5,250	—	19,157,172
Convertible Preferred Stocks
Diversified Financial Services	3,457,800	—	—	3,457,800
Household Durables	—	640,489	—	640,489
Total Convertible Preferred Stocks	3,457,800	640,489	—	4,098,289

See accompanying notes to financial statements.

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BlackRock High Yield Portfolio

Description	Level 1	Level 2	Level 3	Total
Warrants
Communications Equipment	$—	$—	$—	$—
Hotels, Restaurants & Leisure	—	—	—	—
Media	1,475	4,364	—	5,839
Paper & Forest Products	—	—	—	—
Thrifts & Mortgage Finance	—	—	—	—
Total Warrants	1,475	4,364	—	5,839
Investment Company Securities	6,592,250	—	—	6,592,250
Short-Term Investments
Mutual Funds	25,841,102	—	—	25,841,102
Repurchase Agreement	—	33,217,000	—	33,217,000
Total Short-Term Investments	25,841,102	33,217,000	—	59,058,102
Total Investments	$64,333,354	$716,392,045	$1,960,089	$782,685,488

Forward Contracts**
Forward Contracts to Buy (Appreciation)	$—	$54,321	$—	$54,321
Forward Contracts to Buy (Depreciation)	—	(13,216)	—	(13,216)
Forward Contracts to Sell (Appreciation)	—	1,017,511	—	1,017,511
Forward Contracts to Sell (Depreciation)	—	(24,870)	—	(24,870)
Total Forward Contracts	—	1,033,746	—	1,033,746

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Net Transfers Out of Level 3	Balance as of June 30, 2010
Domestic Bonds & Debt
Auto Components	$165,937	$902	$—	$758	$—	$—	$(167,597)	$—
Containers & Packaging	539,000	12,366	75,248	9,599	—	(636,213)	—	—
Media	2,440	4,534	—	(4,534)	—	—	—	2,440
Wireless Telecommunication Services	259,504	2,907	—	14,934	—	—	(277,345)	—
Loan Participation	1,688,999	—	7,143	250,683	800,924	(239,636)	(1,727,677)	780,436
Common Stock
Hotels, Restaurants & Leisure	1	—			—	—	—	1
Machinery	—	—	—	6,302	333,101			339,403
Media	67,140	—	—	(1,709,551)	2,480,220	—	—	837,809
Warrants
Communications Equipment	—	—	(142,521)	142,521	—	—	—	—

Total	$2,723,021	$20,709	$(60,130)	$(1,289,288)	$3,614,245	$(875,849)	$(2,172,619)	$1,960,089

See accompanying notes to financial statements.

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BlackRock High Yield Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$749,468,488
Repurchase Agreement	33,217,000
Cash	68,251
Cash denominated in foreign currencies (c)	36,816
Receivable for investments sold	7,193,717
Receivable for shares sold	7,816,468
Dividends receivable	23,502
Interest receivable	13,176,154
Unrealized appreciation on forward currency contracts	1,071,832
Other assets	66,225

Total assets	812,138,453

Liabilities
Payables for:
Investments purchased	17,384,253
Shares redeemed	1,976,248
Unrealized depreciation on forward currency contracts	38,086
Collateral for securities loaned	25,841,102
Accrued Expenses:
Management fees	364,829
Distribution and service fees - Class B	31,667
Administration fees	4,041
Custodian and accounting fees	1,833
Deferred trustees’ fees	11,173
Other expenses	74,295

Total liabilities	45,727,527

Net Assets	$766,410,926

Net Assets Represented by
Paid in surplus	$755,003,382
Accumulated net realized loss	(20,814,843)
Unrealized appreciation on investments and foreign currency transactions	5,854,506
Undistributed net investment income	26,367,881

Net Assets	$766,410,926

Net Assets
Class A	$589,789,015

Class B	176,621,911

Capital Shares Outstanding*
Class A	74,839,422

Class B	22,527,405

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.88

Class B	7.84

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $744,609,649.
(b)	Includes securities loaned at value of $25,158,346.
(c)	Identified cost of cash denominated in foreign currencies was $36,826.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$255,242
Interest (b)	30,706,006

Total investment income	30,961,248

Expenses
Management fees	2,119,031
Administration fees	22,433
Custodian and accounting fees	82,390
Distribution and service fees - Class B	159,717
Audit and tax services	21,955
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	30,510
Insurance	1,740
Miscellaneous	4,575

Net expenses	2,472,076

Net investment income	28,489,172

Net Realized and Unrealized Gain (Loss) on Investments, Swaps Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	18,040,574
Swaps contracts	(1,404,535)
Foreign currency transactions	8,073,598

Net realized gain on investments, swaps contracts and foreign currency transactions	24,709,637

Net change in unrealized depreciation on:
Investments	(19,107,457)
Foreign currency transactions	(694,198)

Net change in unrealized depreciation on investments and foreign currency transactions	(19,801,655)

Net realized and unrealized gain on investments, swaps contracts and foreign currency transactions	4,907,982

Net Increase in Net Assets from Operations	$33,397,154

(a)	Net of foreign withholding taxes of $1,028.
(b)	Includes net income on securities loaned of $27,683.

See accompanying notes to financial statements.

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BlackRock High Yield Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$28,489,172	$56,208,158
Net realized gain (loss) on investments, swaps contracts and foreign currency transactions	24,709,637	(13,733,496)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(19,801,655)	149,387,827

Net increase in net assets resulting from operations	33,397,154	191,862,489

Distributions to Shareholders
From net investment income
Class A	(39,934,624)	(21,252,736)
Class B	(8,375,231)	(2,134,251)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(48,309,855)	(23,386,987)

Net increase in net assets from capital share transactions	108,808,652	195,237,220

Net Increase in Net Assets	93,895,951	363,712,722
Net assets at beginning of period	672,514,975	308,802,253

Net assets at end of period	$766,410,926	$672,514,975

Undistributed net investment income at end of period	$26,367,881	$46,188,564

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	7,055,473	$57,424,297	25,145,635	$163,668,553
Reinvestments	4,948,528	39,934,624	3,518,665	21,252,736
Redemption	(7,434,158)	(60,342,032)	(9,374,375)	(64,827,281)

Net increase	4,569,843	$37,016,889	19,289,925	$120,094,008

Class B
Sales	15,713,592	$126,364,254	14,398,697	$96,127,346
Reinvestments	1,041,696	8,375,231	354,527	2,134,251
Redemptions	(7,896,029)	(62,947,722)	(3,359,192)	(23,118,385)

Net increase	8,859,259	$71,791,763	11,394,032	$75,143,212

Increase derived from capital shares transactions		$108,808,652		$195,237,220

See accompanying notes to financial statements.

20

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BlackRock High Yield Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.02		$5.80	$8.24	$8.92	$8.84	$8.62

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.33		0.77	0.61	0.60	0.63	0.63
Net Realized and Unrealized Gain (Loss) on Investments	0.10		1.85	(2.48)	(0.34)	0.19	(0.41)

Total From Investment Operations	0.43		2.62	(1.87)	0.26	0.82	0.22

Less Distributions
Dividends from Net Investment Income	(0.57)		(0.40)	(0.57)	(0.94)	(0.74)	—
Distributions from Net Realized Capital Gains	—		—	—	—	—	—

Total Distributions	(0.57)		(0.40)	(0.57)	(0.94)	(0.74)	—

Net Asset Value, End of Period	$7.88		$8.02	$5.80	$8.24	$8.92	$8.84

Total Return (%)	5.16		47.20	(24.20)	2.70	9.81	2.55

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.65	*	0.67	0.67	0.72	0.93	0.87
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.65	*	0.67	0.67	0.73 (b)	0.96	0.87
Ratio of Net Investment Income to Average Net Assets (%)	8.10	*	11.24	8.40	7.21	7.34	7.28
Portfolio Turnover Rate (%)	47.5		91.7	57.8	60.2	88.9	36.0
Net Assets, End of Period (in millions)	$589.8		$563.4	$295.7	$404.1	$77.5	$84.0

	Class B
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008(c)
Net Asset Value, Beginning of Period	$7.98		$5.78	$7.66

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.32		0.77	0.41
Net Realized and Unrealized Gain (Loss) on Investments	0.10		1.83	(2.29)

Total From Investment Operations	0.42		2.60	(1.88)

Less Distributions
Dividends from Net Investment Income	(0.56)		(0.40)	—
Distributions from Net Realized Capital Gains	—		—	—

Total Distributions	(0.56)		(0.40)	—

Net Asset Value, End of Period	$7.84		$7.98	$5.78

Total Return (%)	5.05		46.65	(24.54)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.90	*	0.92	0.94	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.90	*	0.92	0.94	*
Ratio of Net Investment Loss to Average Net Assets (%)	7.90	*	10.88	8.70	*
Portfolio Turnover Rate (%)	47.5		91.7	57.8
Net Assets, End of Period (in millions)	$176.6		$109.1	$13.2

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.
(c)	Commencement of operations 4/28/08.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock High Yield Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing

23

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities. The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with BlackRock Financial Management, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$2,119,031	0.60%	ALL

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife

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BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and Service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$460,171	$416,114,616	$—	$327,638,346

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

At June 30, 2010 the Portfolio had following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$1,071,832	Unrealized depreciation on forward foreign currency exchange contracts	$(38,086)

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BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

Location Statement of Operations - Net Realized Gain (Loss)	Foreign Currency Exchange	Credit	Total

Foreign currency transactions	$8,073,598	$—	$8,073,598

Swap contracts	—	(1,404,535)	(1,404,535)

	$8,073,598	$(1,404,535)	$6,669,063

Location Statement of Operations - Net Change in Unrealized Gain (Loss)

Foreign currency transactions	$(626,944)

For the six months ended June 30, 2010, the average per contract outstanding for each derivative type was as follows:

Average Number of Notional Amounts(a)	Foreign Currency Risk

Foreign currency transactions	$45,785,317

(a) Amount represents average notional amounts.

6. Forward Foreign Currency Exchange Contracts

Open forward foreign currency exchange contracts at June 30, 2010 were as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/14/2010	Citibank	386,000	EUR	$474,441	$485,957	$(11,516)
7/14/2010	Citibank	158,000	EUR	194,202	193,309	893
7/14/2010	Citibank	201,000	EUR	247,054	240,948	6,106
7/14/2010	Citibank	155,000	EUR	190,514	191,054	(540)
7/14/2010	Citibank	362,000	EUR	444,943	445,660	(717)
7/14/2010	UBS Securities LLC	305,000	EUR	374,883	365,826	9,057
7/28/2010	Citibank	2,644,000	GBP	3,951,918	3,924,222	27,696
7/28/2010	Citibank	34,000	GBP	50,819	51,262	(443)
7/28/2010	UBS Securities LLC	357,000	GBP	533,599	523,030	10,569

						$41,105

Forward Foreign Currency Exchange Contracts to Sell:
Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/14/2010	BNP Paribas SA	29,746,500	EUR	$36,562,103	$37,332,095	$769,992
7/14/2010	Citibank	15,000	EUR	18,437	18,616	179
7/14/2010	Citibank	665,000	EUR	817,367	805,021	(12,346)
7/14/2010	Citibank	123,000	EUR	151,182	150,767	(415)
7/14/2010	Royal Bank of Scotland Plc	2,128,500	EUR	2,616,188	2,636,143	19,955
7/14/2010	UBS Securities LLC	1,559,500	EUR	1,916,817	1,909,095	(7,722)
7/14/2010	UBS Securities LLC	620,000	EUR	762,056	760,272	(1,784)
7/28/2010	Citibank	510,000	GBP	762,284	759,779	(2,505)

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BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/28/2010	Royal Bank of Scotland Plc	4,328,000	GBP	$6,468,949	$6,696,334	$227,385
7/28/2010	UBS Securities LLC	1,021,000	GBP	1,526,062	1,525,964	(98)

						$992,641

EUR - Euro

GBP - Great Britain Pound

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$23,386,987	$29,255,292	$—	$—	$23,386,987	$29,255,292

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$48,309,417	$—	$23,671,673	$(45,653,327)	$26,327,763

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2011		Expiring 12/31/2013	Expiring 12/31/2015	Expiring 12/31/2016	Expiring 12/31/2017	Total

$6,217,956*	$1,599,086	*	$825,797	$705,137	$32,375,160	$3,930,191	$45,653,327

* On May 1, 2006, the Federated High Yield Portfolio, a series of The Travelers Series Trust, was reorganized into the Portfolio. The Portfolio acquired capital losses which are subject to an annual limitation of $3,740,137.

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BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

10. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

11. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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BlackRock Large Cap Core Portfolio

Managed by BlackRock Advisors, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the BlackRock Large Cap Portfolio had a return of -7.69%, -7.80% and -7.72% for Class A, B and E Shares, respectively, versus -6.40% for its benchmark, the Russell 1000 Index1.

Market Environment/Conditions

At the beginning of 2010, we expected to see a modest cyclical recovery that was countered by the structural problems facing most of the developed world. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets have been struggling.

While we have long expected that the US and global economic recovery would be subpar, fears of a double-dip recession have intensified in recent months. As has been the case since the recovery began in the middle of last year, consumer spending and employment trends remain key to keeping it on track. The corporate sector has remained resilient and business spending levels have been increasing, but this part of the economy by itself will not be able to drive economic growth. Income levels have been rising, and while consumer spending has been struggling, it has remained relatively firm.

Portfolio Review/Current Positioning

The Portfolio underperformed its benchmark, the Russell 1000 Index, for the six-month period ended June 30, 2010. On the sector level, our underweight and security selection in financials; security selection in industrials; and security selection and an overweight in energy caused the majority of the Portfolio’s underperformance.

In financials, we favored higher-quality property & casualty insurance companies over banks and diversified financials, and the Portfolio’s underweight in banks and selection among insurers detracted from performance. We believe the US banking industries face long-term challenges, including continued uncertainty in the commercial real estate outlook and the lack of visibility as to the business impact of financial reform legislation. Among industrial companies, our defense contractor holdings underperformed as concern around defense spending in the face of massive deficits proved to be a drag on share prices. In energy, our holdings in energy services detracted notably from performance as did our overweight in the sector.

In the health care sector, the pharmaceuticals industry contributed most notably to performance. The defensive nature of the industry and positive news on the product pipelines of select Portfolio holdings drove the outperformance. Within consumer discretionary, retailers were among the best performers.

We have maintained the Portfolio’s pro-cyclical bias and we used weakness at the end of the period to boost that exposure, as we believed that the market was beginning to discount a double-dip recession (an event we consider unlikely). The Portfolio’s largest sector overweights at period-end included health care, consumer discretionary and energy, while financials and consumer staples were the largest underweights. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

Bob Doll

Senior Portfolio Manager

Daniel Hanson

Associate Portfolio Manager

BlackRock Advisors, LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

Managed by BlackRock Advisors, LLC

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Microsoft Corp.	2.7
General Electric Co.	2.4
Bank of America Corp.	2.4
Chevron Corp.	2.3
Intel Corp.	2.1
Exxon Mobil Corp.	1.8
Verizon Communications, Inc.	1.7
ConocoPhillips Co.	1.7
Amgen, Inc.	1.5
Bristol-Myers Squibb Co.	1.4

Top Sectors

% of Market Value
Non-Cyclical	22.3
Technology	16.2
Cyclical	13.2
Energy	12.8
Industrials	10.4
Financials	6.8
Communications	6.5
Short-Term Investments	4.4
Utilities	3.8
Basic Materials	3.6

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BlackRock Large Cap Core Portfolio

BlackRock Large Cap Core Portfolio managed by

BlackRock Advisors, LLC vs. Russell 1000 Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
BlackRock Large Cap Core Portfolio—Class A	-7.69%	11.40%	-1.79%	-3.70%	—
Class B	-7.80%	11.21%	—	—	-10.87%
Class E	-7.72%	11.33%	—	—	-10.77%
Russell 1000 Index[1]	-6.40%	15.24%	-0.56%	-1.22%	—

The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 1000 Index is an unmanaged index which measures the performances of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the investable U.S. equity market.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 3/23/1998. Inception of Class B and Class E shares is 4/30/2007.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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BlackRock Large Cap Core Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.64%	$1,000.00	$923.10	$3.05
Hypothetical	0.64%	1,000.00	1,021.62	3.21

Class B
Actual	0.89%	$1,000.00	$922.00	$4.24
Hypothetical	0.89%	1,000.00	1,020.38	4.46

Class E
Actual	0.79%	$1,000.00	$922.80	$3.77
Hypothetical	0.79%	1,000.00	1,020.88	3.96

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 99.9%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	320,000	$12,489,600
L-3 Communications Holdings, Inc.	68,900	4,880,876
Northrop Grumman Corp.	200,000	10,888,000
Raytheon Co.	230,000	11,129,700

		39,388,176

Airlines - 0.1%
Southwest Airlines Co.	40,000	444,400

Automobiles - 1.0%
Harley-Davidson, Inc.	430,000	9,558,900

Beverages - 0.5%
Dr Pepper Snapple Group, Inc.	140,000	5,234,600

Biotechnology - 1.5%
Amgen, Inc.*	280,000	14,728,000

Capital Markets - 0.3%
Ares Capital Corp.	220,000	2,756,600

Chemicals - 0.5%
Eastman Chemical Co.(a)	40,000	2,134,400
Nalco Holding Co.	50,000	1,023,000
Valspar Corp. (The)(a)	60,000	1,807,200

		4,964,600

Commercial & Professional Services - 0.7%
Avery Dennison Corp.	200,000	6,426,000

Commercial Banks - 0.4%
Cullen/Frost Bankers, Inc.	40,000	2,056,000
Wells Fargo & Co.	70,000	1,792,000

		3,848,000

Communications Equipment - 0.1%
Cisco Systems, Inc.*	60,000	1,278,600

Computers & Peripherals - 5.7%
Apple, Inc.*	50,000	12,576,500
Dell, Inc.*	940,000	11,336,400
SanDisk Corp.*	240,000	10,096,800
Seagate Technology*	780,000	10,171,200
Western Digital Corp.*	340,000	10,254,400

		54,435,300

Construction & Engineering - 0.6%
Shaw Group, Inc. (The)*	170,000	5,817,400

Consumer Finance - 1.6%
Capital One Financial Corp.	290,000	11,687,000
Discover Financial Services	250,000	3,495,000

		15,182,000

Containers & Packaging - 1.4%
Crown Holdings, Inc.*	420,000	10,516,800
Temple-Inland, Inc.	160,000	3,307,200

		13,824,000

Security Description	Shares	Value

Diversified Consumer Services - 0.3%
Career Education Corp.*	140,000	$3,222,800

Diversified Financial Services - 4.0%
Bank of America Corp.	1,590,000	22,848,300
Citigroup, Inc.*	2,140,000	8,046,400
CME Group, Inc. - Class A	10,000	2,815,500
JPMorgan Chase & Co.	130,000	4,759,300

		38,469,500

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	150,000	3,628,500
Verizon Communications, Inc.	600,000	16,812,000

		20,440,500

Electric Utilities - 0.8%
NV Energy, Inc.	420,000	4,960,200
Pinnacle West Capital Corp.	80,000	2,908,800

		7,869,000

Electrical Equipment - 1.7%
Emerson Electric Co.	290,000	12,670,100
General Cable Corp.*	140,000	3,731,000

		16,401,100

Energy Equipment & Services - 4.1%
Atwood Oceanics, Inc.*	100,000	2,552,000
Nabors Industries, Ltd.*	520,000	9,162,400
National-Oilwell Varco, Inc.	320,000	10,582,400
Oceaneering International, Inc.*	120,000	5,388,000
Rowan Cos., Inc.*(a)	430,000	9,434,200
Unit Corp.*	60,000	2,435,400

		39,554,400

Food & Staples Retailing - 1.7%
Safeway, Inc.	230,000	4,521,800
Walgreen Co.	450,000	12,015,000

		16,536,800

Food Products - 1.1%
Sara Lee Corp.(a)	770,000	10,857,000

Gas Utilities - 0.9%
ONEOK, Inc.	170,000	7,352,500
UGI Corp.	50,000	1,272,000

		8,624,500

Health Care Providers & Services - 13.1%
Aetna, Inc.	400,000	10,552,000
AmerisourceBergen Corp.	350,000	11,112,500
Community Health Systems, Inc.*	190,000	6,423,900
Coventry Health Care, Inc.*	239,000	4,225,520
Health Management Associates, Inc. - Class A*	1,110,000	8,624,700
Health Net, Inc.*	400,000	9,748,000
Humana, Inc.*	230,000	10,504,100

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Health Care Providers & Services - continued
LifePoint Hospitals, Inc.*	50,000	$1,570,000
Lincare Holdings, Inc.*(a)	120,000	3,901,200
McKesson Corp.	180,000	12,088,800
Medco Health Solutions, Inc.*	210,000	11,566,800
Quest Diagnostics, Inc.	100,000	4,977,000
Tenet Healthcare Corp.*	1,600,000	6,944,000
UnitedHealth Group, Inc.	450,000	12,780,000
WellPoint, Inc.*	230,000	11,253,900

		126,272,420

Household Products - 0.6%
Procter & Gamble Co. (The)	90,000	5,398,200

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	20,000	645,000

Industrial Conglomerates - 2.4%
General Electric Co.	1,610,000	23,216,200

Insurance - 0.7%
Berkshire Hathaway, Inc. - Class B*	30,000	2,390,700
Genworth Financial, Inc. - Class A*	200,000	2,614,000
Lincoln National Corp.	80,000	1,943,200

		6,947,900

Internet & Catalog Retail - 1.0%
Expedia, Inc.	530,000	9,953,400

Internet Software & Services - 1.5%
Google, Inc. - Class A*	10,000	4,449,500
VeriSign, Inc.*	370,000	9,823,500

		14,273,000

IT Services - 1.3%
Computer Sciences Corp.	50,000	2,262,500
Fiserv, Inc.*	110,000	5,022,600
International Business Machines Corp.	40,000	4,939,200

		12,224,300

Machinery - 0.8%
Gardner Denver, Inc.	30,000	1,337,700
SPX Corp.	70,000	3,696,700
Trinity Industries, Inc.(a)	90,000	1,594,800
Valmont Industries, Inc.	20,000	1,453,200

		8,082,400

Media - 0.7%
Liberty Global, Inc. - Class A*(a)	240,000	6,237,600

Metals & Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc.	200,000	11,826,000
Reliance Steel & Aluminum Co.	50,000	1,807,500
Titanium Metals Corp.*	300,000	5,277,000

		18,910,500

Security Description	Shares	Value

Multi-Utilities - 2.1%
CenterPoint Energy, Inc.	670,000	$8,817,200
CMS Energy Corp.(a)	431,000	6,314,150
NiSource, Inc.	380,000	5,510,000

		20,641,350

Multiline Retail - 5.4%
Dollar Tree, Inc.*	250,000	10,407,500
JC Penney Co., Inc.(a)	400,000	8,592,000
Macy’s, Inc.	570,000	10,203,000
Nordstrom, Inc.(a)	290,000	9,335,100
Target Corp.	270,000	13,275,900

		51,813,500

Oil, Gas & Consumable Fuels - 9.2%
Apache Corp.	30,000	2,525,700
Chevron Corp.	330,000	22,393,800
ConocoPhillips Co.	330,000	16,199,700
Exxon Mobil Corp.	300,000	17,121,000
Marathon Oil Corp.	370,000	11,503,300
Pioneer Natural Resources Co.	160,000	9,512,000
Williams Cos., Inc. (The)	530,000	9,688,400

		88,943,900

Paper & Forest Products - 1.1%
International Paper Co.	450,000	10,183,500

Personal Products - 1.0%
Estee Lauder Cos., Inc. (The) - Class A(a)	170,000	9,474,100

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	550,000	13,717,000
Eli Lilly & Co.	240,000	8,040,000
Forest Laboratories, Inc.*	70,000	1,920,100
Johnson & Johnson	100,000	5,906,000
Perrigo Co.(a)	130,000	7,679,100
Pfizer, Inc.	70,000	998,200

		38,260,400

Semiconductors & Semiconductor Equipment - 6.4%
Altera Corp.(a)	420,000	10,420,200
Intel Corp.	1,030,000	20,033,500
Marvell Technology Group, Ltd.*	250,000	3,940,000
Microchip Technology, Inc.	50,000	1,387,000
Micron Technology, Inc.*	620,000	5,263,800
National Semiconductor Corp.	740,000	9,960,400
Xilinx, Inc.(a)	410,000	10,356,600

		61,361,500

Software - 4.8%
CA, Inc.	498,000	9,163,200
Microsoft Corp.	1,120,000	25,771,200
Symantec Corp.*	780,000	10,826,400

		45,760,800

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Specialty Retail - 6.1%
Advance Auto Parts, Inc.(a)	210,000	$10,537,800
Gap, Inc. (The)	550,000	10,703,000
Limited Brands, Inc.	460,000	10,152,200
Ross Stores, Inc.(a)	200,000	10,658,000
TJX Cos., Inc. (The)	280,000	11,746,000
Williams-Sonoma, Inc.(a)	210,000	5,212,200

		59,009,200

Thrifts & Mortgage Finance - 0.2%
People’s United Financial, Inc.	120,000	1,620,000

Wireless Telecommunication Services - 0.2%
NII Holdings, Inc.*	60,000	1,951,200

Total Common Stocks (Cost $981,607,108)		961,042,546

Short-Term Investments - 4.6%
Mutual Funds - 4.3%
State Street Navigator Securities Lending Prime Portfolio(b)	41,611,254	41,611,254

Repurchase Agreement - 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $2,834,000 on 07/01/10 collateralized by $2,520,000 Federal Home Loan Mortgage at 4.750% due 01/19/16 with a value of $2,894,850.	$2,834,000	2,834,000

Total Short-Term Investments (Cost $44,445,254)		44,445,254

Total Investments - 104.5% (Cost $1,026,052,362#)		1,005,487,800

Other Assets and Liabilities (net) - (4.5)%		(43,236,114)

Net Assets - 100.0%		$962,251,686

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $56,661,092 and $77,225,654, respectively, resulting in a net unrealized depreciation of $20,564,562.
(a)	All or a portion of the security was held on loan. As of June 30, 2010, the market value of securities loaned was $40,586,634 and the collateral received consisted of cash in the amount of $41,611,254. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$961,042,546	$—	$—	$961,042,546
Short-Term Investments
Mutual Funds	41,611,254	—	—	41,611,254
Repurchase Agreement	—	2,834,000	—	2,834,000
Total Short-Term Investments	41,611,254	2,834,000	—	44,445,254
Total Investments	$1,002,653,800	$2,834,000	$—	$1,005,487,800

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$1,002,653,800
Repurchase Agreement	2,834,000
Receivable for investments sold	44,674,933
Receivable for shares sold	271,145
Dividends receivable	606,515

Total assets	1,051,040,393

Liabilities
Payables for:
Investments purchased	46,024,226
Shares redeemed	406,967
Collateral for securities loaned	41,611,254
Accrued Expenses:
Management fees	500,665
Distribution and service fees - Class B	12,563
Distribution and service fees - Class E	12,023
Administration fees	5,436
Custodian and accounting fees	4,344
Deferred trustees’ fees	11,173
Other expenses	200,056

Total liabilities	88,788,707

Net Assets	$962,251,686

Net Assets Represented by
Paid in surplus	$1,592,873,731
Accumulated net realized loss	(615,954,960)
Unrealized depreciation on investments	(20,564,562)
Undistributed net investment income	5,897,477

Net Assets	$962,251,686

Net Assets
Class A	$813,008,162

Class B	58,029,055

Class E	91,214,469

Capital Shares Outstanding*
Class A	113,951,330

Class B	8,237,458

Class E	12,860,821

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.13

Class B	7.04

Class E	7.09

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,023,218,362.
(b)	Includes securities loaned at value of $40,586,634.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends	$9,273,568
Interest (a)	213,300

Total investment income	9,486,868

Expenses
Management fees	3,169,915
Administration fees	33,120
Custodian and accounting fees	40,893
Distribution and service fees - Class B	74,891
Distribution and service fees - Class E	76,352
Audit and tax services	15,404
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	131,820
Insurance	2,700
Miscellaneous	6,415

Total expenses	3,581,235

Net investment income	5,905,633

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	56,153,344

Net change in unrealized depreciation on investments	(140,900,716)

Net realized and unrealized loss on investments	(84,747,372)

Net Decrease in Net Assets from Operations	$(78,841,739)

(a)	Includes net income on securities loaned of $213,226.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$5,905,633	$13,978,888
Net realized gain (loss) on investments	56,153,344	(194,294,038)
Net change in unrealized appreciation (depreciation) on investments	(140,900,716)	349,327,119

Net increase (decrease) in net assets resulting from operations	(78,841,739)	169,011,969

Distributions to Shareholders
From net investment income
Class A	(12,053,700)	(16,652,014)
Class B	(713,285)	(520,566)
Class E	(1,220,016)	(1,315,679)
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(13,987,001)	(18,488,259)

Net decrease in net assets from capital share transactions	(26,813,337)	(239,925,492)

Net Decrease in Net Assets	(119,642,077)	(89,401,782)
Net assets at beginning of period	1,081,893,763	1,171,295,545

Net assets at end of period	$962,251,686	$1,081,893,763

Undistributed net investment income at end of period	$5,897,477	$13,978,845

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value

Class A
Sales	516,762	$4,046,816	3,037,097	$19,180,334
Reinvestments	1,429,858	12,053,700	2,720,917	16,652,014
Redemption	(6,078,962)	(48,353,346)	(43,865,084)	(280,520,350)

Net decrease	(4,132,342)	$(32,252,830)	(38,107,070)	$(244,688,002)

Class B
Sales	1,389,954	$10,939,172	3,090,162	$20,703,271
Reinvestments	85,628	713,285	85,902	520,566
Redemptions	(566,798)	(4,421,542)	(943,885)	(6,348,716)

Net increase	908,784	$7,230,915	2,232,179	$14,875,121

Class E
Sales	977,800	$7,750,258	1,997,377	$13,069,964
Reinvestments	145,413	1,220,016	216,039	1,315,679
Redemptions	(1,364,690)	(10,761,696)	(3,705,636)	(24,498,254)

Net decrease	(241,477)	$(1,791,422)	(1,492,220)	$(10,112,611)

Decrease derived from capital shares transactions		$(26,813,337)		$(239,925,492)

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.82	$6.67	$11.14	$11.20	$10.14	$9.05

Income Gain (Loss) from Investment Operations
Net Investment Income(a)	0.04	0.09	0.11	0.09	0.05	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	1.17	(4.10)	0.63	1.37	1.07

Total From Investment Operations	(0.58)	1.26	(3.99)	0.72	1.42	1.09

Less Distributions
Dividends from Net Investment Income	(0.11)	(0.11)	(0.06)	(0.08)	(0.02)	—
Distributions from Net Realized Capital Gains	—	—	(0.42)	(0.70)	(0.34)	—

Total Distributions	(0.11)	(0.11)	(0.48)	(0.78)	(0.36)	—

Net Asset Value, End of Period	$7.13	$7.82	$6.67	$11.14	$11.20	$10.14

Total Return (%)	(7.69)	19.34	(37.17)	6.55	14.25	12.04

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.64 *	0.65	0.62	0.64	0.98	0.91
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.64 *	0.65	0.62	0.65 (c)	1.04	0.91
Ratio of Net Investment Income to Average Net Assets (%)	1.13 *	1.39	1.20	0.83	0.48	0.23
Portfolio Turnover Rate (%)	70.5	130.4	102.8	87.3	72.2	79.0
Net Assets, End of Period (in millions)	$813.0	$923.5	$1,041.2	$1,716.0	$131.0	$131.0

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007(b)
Net Asset Value, Beginning of Period	$7.72	$6.58	$11.01	$10.91

Income Gain (Loss) from Investment Operations
Net Investment Income(a)	0.03	0.07	0.08	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.62)	1.16	(4.04)	0.06

Total From Investment Operations	(0.59)	1.23	(3.96)	0.10

Less Distributions
Dividends from Net Investment Income	(0.09)	(0.09)	(0.05)	—
Distributions from Net Realized Capital Gains	—	—	(0.42)	—

Total Distributions	(0.09)	(0.09)	(0.47)	—

Net Asset Value, End of Period	$7.04	$7.72	$6.58	$11.01

Total Return (%)	(7.80)	19.10	(37.36)	0.92

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.89 *	0.90	0.87	0.89	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.89 *	0.90	0.87	0.89	*(c)
Ratio of Net Investment Income to Average Net Assets (%)	0.88 *	1.11	0.96	0.58	*
Portfolio Turnover Rate (%)	70.5	130.4	102.8	87.3
Net Assets, End of Period (in millions)	$58.0	$56.6	$33.5	$47.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Years Ended December 31,
		2009	2008	2007(b)
Net Asset Value, Beginning of Period	$7.77	$6.62	$11.07	$10.96

Income Gain (Loss) from Investment Operations
Net Investment Income(a)	0.04	0.08	0.09	0.05
Net Realized/Unrealized Gain (Loss) on Investments	(0.63)	1.16	(4.07)	0.06

Total From Investment Operations	(0.59)	1.24	(3.98)	0.11

Less Distributions
Dividends from Net Investment Income	(0.09)	(0.09)	(0.05)	—
Distributions from Net Realized Capital Gains	—	—	(0.42)	—

Total Distributions	(0.09)	(0.09)	(0.47)	—

Net Asset Value, End of Period	$7.09	$7.77	$6.62	$11.07

Total Return (%)	(7.72)	19.20	(37.30)	1.00

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.79 *	0.80	0.77	0.79	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.79 *	0.80	0.77	0.79	*(c)
Ratio of Net Investment Income to Average Net Assets (%)	0.98 *	1.23	1.04	0.69	*
Portfolio Turnover Rate (%)	70.5	130.4	102.8	87.3
Net Assets, End of Period (in millions)	$91.2	$101.8	$96.6	$179.6

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/30/2007.
(c)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is BlackRock Large Cap Core Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Companies (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B, and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

13

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with BlackRock Advisors, LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

14

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$3,169,915	0.625%	First $250 Million

	0.60%	$250 Million to $500 Million

	0.575%	$500 Million to $1 Billion

	0.55%	$1 Billion to $2 Billion

	0.50%	Over $2 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$747,706,785	$—	$779,676,513

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio

15

MET INVESTORS SERIES TRUST

BlackRock Large Cap Core Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Market, Credit and Counterparty Risk - continued

may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$18,488,259	$10,691,484	$—	$71,524,293	$18,488,259	$82,215,777

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$13,986,363	$—	$82,831,334	$(634,603,484)	$(537,785,787)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2011		Expiring 12/31/2016	Expiring 12/31/2017	Total

$193,572,807*	$14,588,867	*	$219,324,203	$207,117,607	$634,603,484

* On May 1, 2006, the BlackRock Large Cap Core Portfolio, a series of The Travelers Series Trust, was reorganized into the BlackRock Large Cap Core Portfolio, a series of Met Investors Series Trust. The Portfolio acquired capital losses which are subject to an annual limitation of $5,495,892.

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

MET INVESTORS SERIES TRUST

Clarion Global Real Estate Portfolio

Managed by ING Clarion Real Estate Securities LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Clarion Global Real Estate Portfolio generated a total return of -7.13%, -7.23% and -7.27% for Class A, B and E Shares, respectively, versus -4.23% for its benchmark, the FTSE/EPRA NAREIT Developed Real Estate Index1.

Market Environment/Conditions

Macro-economic news has been choppy but on balance supports the thesis that global economic conditions continue to improve. In the Asia-Pacific region, recent economic data (most notably in China and Singapore) is coming in ahead of consensus expectations to the point that both the Singapore and Chinese governments have responded to the robust economic numbers with measures designed to curb liquidity and dampen demand—Singapore through its currency exchange rate and China by announcing a series of measures intended to curb speculative demand for residential properties. In the U.S., economic reports are beginning to provide evidence of a sustainable recovery as leading economic indicators are picking-up and consumer confidence is improving, although soft job growth is bringing into question the trajectory of the rebound. Europe has been the focus of much attention as concerns surrounding sovereign debt have shifted from the relatively small economy of Greece to the larger one of Spain, which has a banking system that remains extended and potentially vulnerable to refinancing risk over the near term. Investors worry that credit issues in “peripheral” European countries could spark a wider credit crisis and that the European Central Bank will not be sufficiently proactive in providing a safety net should this occur.

As a result of this dichotomy in economic prospects in the Asia-Pacific region versus western economies, central bank policy remains accommodative in the West but is tightening in the East. The Federal Reserve Bank, Bank of Canada, Bank of England and central banks in Europe ex-Scandinavia have kept policy rates on hold, while policy rates in the Asia-Pacific region on the other hand have an upward bias, with the exception of Japan. The delicate balance remains between Western markets (plus Japan) which are attempting to nurse growth back to a self-sustaining pace and Asian markets, which are attempting to cool economic growth that may be excessive. The ability for macro-economic policy to successfully support and sustain economic growth remains a critical backdrop to the recovery in property fundamentals.

From a bottom-up standpoint, property fundamentals are gradually improving. With the second quarter earnings season upon us, themes thus far this year include: (1) improving operating numbers which are either “less bad” than comparable numbers or even positive; (2) improving expectations; (3) yield compression, albeit decelerating; and (4) continued capital raising, both equity and debt. Evidence of a rebound in property fundamentals differs by property type, lease length and geography but there is little doubt that the marginal trend is one of improvement looking forward. Among listed property companies globally, occupancy rates are generally in the 90’s, market rents are generally bottoming/improving, balance sheets are healthy with an average loan-to-value of 40% (versus mid-50% range at the nadir of the credit crisis), transactions volumes are increasing and confidence is growing.

Portfolio Review/Current Positioning

The Portfolio trailed its benchmark during this period as the result of stock selection and, to a lesser degree, country allocation decisions. Stock selection detracted from relative performance, primarily in the Asia-Pacific and European regions. Stock selection in the Asia-Pacific region lagged as the result of sub-par performance of portfolio holdings in Hong Kong, Australia and Japan. An overweight to underperforming Chinese developer Shimao Property Holdings Ltd. hindered relative returns as did an overweight to Australian mall giant Westfield Group, which also lagged. In Europe, underperformance of portfolio holdings in France and the U.K. accounted for the relative shortfall in the region as overweights to the underperforming retail companies Unibail-Rodamco and Klepierre S.A., as did overweights to underperforming U.K. companies Land Securities and Safestore. In the U.S., the favorable performance of stocks in the economically-sensitive sectors such as apartments and hotels was offset by the underperformance of our holdings in the industrial sector. Top contributors included mall company Macerich Co., Hyatt Hotels Corp. as well as apartment companies UDR Inc. and AvalonBay Communities Inc. Underperformers included an overweight to underperforming industrial company ProLogis and an underweight to Public Storage, which outperformed. Country allocation contributed to relative underperformance as the portfolio was underweight the outperforming property markets in the U.S. and Canada, and overweight the underperforming Hong Kong property market. A bright spot was an underweight to the underperforming euro zone, which added to relative performance as the Portfolio has no direct exposure to the PIIGS countries (Portugal, Italy, Ireland, Greece and Spain). Additionally, an underweight exposure to the underperforming property markets in Germany and the Netherlands benefited relative performance.

We remain positive on regions and property types which are more responsive to improving economic conditions. We are maintaining the outlook we have held since the beginning of the calendar year despite recent market setbacks which we believe are temporary in nature. Current portfolio positioning favors North America and much of the Asia-Pacific region as well as malls, apartments, industrial and certain office markets, many of which are in Asia. More specifically, we like malls and apartments in the U.S. and office markets in the U.K., Hong Kong, Singapore and Australia. We remain cautious on Continental Europe, Japan and property types which tend to lag economic recovery (healthcare as well as many suburban office markets in the West). We prefer companies with above average dividend yields to those with lower yields and have a bias towards quality as measured by property type, management, balance sheet, geography and business strategy.

T. Ritson Ferguson, Chief Investment Officer

Steven D. Burton, Managing Director

Joseph P. Smith, Managing Director

Portfolio Manager

ING Clarion Real Estate Securities LLC

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MET INVESTORS SERIES TRUST

Clarion Global Real Estate Portfolio

Managed by ING Clarion Real Estate Securities LLC

Portfolio Manager Commentary* (continued)

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Sun Hung Kai Properties, Ltd.	7.3
Westfield Group (REIT)	4.8
Simon Property Group, Inc. (REIT)	3.9
Vornado Realty Trust (REIT)	3.5
Mitsubishi Estate Co., Ltd.	3.4
Equity Residential (REIT)	3.1
Macerich Co. (The) (REIT)	2.9
Host Hotels & Resorts, Inc. (REIT)	2.3
Land Securities Group Plc (REIT)	2.3
Hongkong Land Holdings, Ltd.	2.1

Top Countries

% of Market Value
United States	46.7
Hong Kong	12.1
Australia	11.3
Japan	9.6
United Kingdom	6.5
Canada	4.1
Bermuda	3.2
Singapore	2.8
France	1.6
Others	2.1

2

MET INVESTORS SERIES TRUST

Clarion Global Real Estate Portfolio

Clarion Global Real Estate Portfolio managed by

ING Clarion Real Estate Securities LLC vs. FTSE EPRA/NAREIT Developed Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[3]
Clarion Global Real Estate Portfolio—Class A	-7.13%	21.54%	-1.71%	3.95%
Class B	-7.23%	21.20%	-1.97%	3.70%
Class E	-7.27%	21.24%	-1.88%	3.79%
FTSE EPRA / NAREIT Developed Index[1]	-4.23%	25.05%	2.51%	6.13%

The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A, B and E shares is 5/1/04. Index returns are based on an inception date of 5/1/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Clarion Global Real Estate Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.70%	$1,000.00	$928.66	$3.35
Hypothetical	0.70%	1,000.00	1,021.32	3.51

Class B
Actual	0.95%	$1,000.00	$927.70	$4.54
Hypothetical	0.95%	1,000.00	1,020.08	4.76

Class E
Actual	0.85%	$1,000.00	$927.32	$4.06
Hypothetical	0.85%	1,000.00	1,020.58	4.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Clarion Global Real Estate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.5%
Australia - 11.8%
CFS Retail Property Trust (REIT)	4,141,848	$6,611,409
Dexus Property Group (REIT)	19,524,912	12,663,714
Goodman Group (REIT)	25,708,605	13,654,490
GPT Group (REIT)	4,987,020	11,794,894
ING Office Fund (REIT)(a)	22,052,700	10,751,756
Mirvac Group (REIT)	5,777,397	6,371,526
Stockland (REIT)	4,414,036	13,815,622
Westfield Group (REIT)	5,125,050	52,547,965

		128,211,376

Bermuda - 3.3%
Great Eagle Holdings, Ltd.	1,005,600	2,566,155
Hongkong Land Holdings, Ltd.(a)	4,615,700	22,819,029
Kerry Properties, Ltd.	2,559,500	10,969,736

		36,354,920

Canada - 4.3%
Brookfield Properties Corp.	1,120,100	15,726,204
Calloway Real Estate Investment Trust (REIT)	307,000	6,055,763
Canadian Real Estate Investment Trust (REIT)	87,000	2,278,874
Cominar Real Estate Investment Trust (REIT)	120,800	2,112,904
H&R Real Estate Investment Trust (REIT)	260,000	4,167,649
Primaris Retail Real Estate Investment Trust (REIT)	146,500	2,411,852
RioCan Real Estate Investment Trust (REIT)	760,500	13,653,218

		46,406,464

Channel Islands - 0.2%
Atrium European Real Estate, Ltd.	566,134	2,404,608

France - 1.7%
Mercialys (REIT)	167,105	4,763,927
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)(a)	41,940	4,160,384
Unibail-Rodamco (REIT)	58,480	9,539,427

		18,463,738

Hong Kong - 12.6%
Cheung Kong Holdings, Ltd.	1,274,900	14,715,092
Hang Lung Properties, Ltd.	3,167,100	12,207,714
Hysan Development Co. Ltd.	845,500	2,382,755
Link (The) (REIT)	2,999,100	7,420,236
Sun Hung Kai Properties, Ltd.	5,863,700	79,799,337
Wharf Holdings, Ltd. (The)	4,232,800	20,678,027

		137,203,161

Japan - 10.0%
Frontier Real Estate Investment Corp. (REIT)(a)	474	3,253,922

Security Description	Shares	Value

Japan - continued
Japan Logistics Fund, Inc. (REIT)	481	$3,741,599
Japan Real Estate Investment Corp. (REIT)	1,646	13,410,420
Japan Retail Fund Investment Corp. (REIT)	2,840	3,449,319
Kenedix Realty Investment Corp. (REIT)	774	2,144,598
Mitsubishi Estate Co., Ltd.	2,633,110	36,521,196
Mitsui Fudosan Co., Ltd.	1,553,474	21,696,054
Nippon Accommodations Fund, Inc. (REIT)	431	2,262,599
Sumitomo Realty & Development Co., Ltd.	1,008,500	17,182,642
United Urban Investment Corp. (REIT)	802	4,784,715

		108,447,064

Luxembourg - 0.0%
ProLogis European Properties*	76,311	385,531

Norway - 0.7%
Norwegian Property ASA*	5,370,350	7,046,568

Singapore - 2.9%
Ascendas Real Estate Investment Trust (REIT)	5,509,346	7,126,368
CapitaCommercial Trust (REIT)	6,920,400	6,000,391
Capitaland, Ltd.	2,997,100	7,658,079
CapitaMall Trust (REIT)	7,186,923	9,373,408
Frasers Centrepoint Trust (REIT)	1,740,600	1,611,884

		31,770,130

Sweden - 0.9%
Castellum A.B.(a)	590,280	5,385,476
Hufvudstaden A.B.-A Shares	598,590	4,592,040

		9,977,516

Switzerland - 0.4%
Swiss Prime Site A.G.	77,910	4,716,420

United Kingdom - 6.7%
British Land Co. Plc (REIT)	2,361,796	15,103,720
Derwent London Plc (REIT)	575,380	10,693,305
Grainger Plc	1,461,140	2,550,657
Great Portland Estates Plc (REIT)	1,277,110	5,461,389
Hammerson Plc (REIT)	939,989	4,750,767
Helical Bar Plc	527,039	2,164,379
Land Securities Group Plc (REIT)	3,007,843	24,682,070
Safestore Holdings Plc	2,288,900	3,896,280
Segro Plc (REIT)	772,235	2,909,919

		72,212,486

United States - 43.0%
Acadia Realty Trust (REIT)	206,271	3,469,478
Alexandria Real Estate Equities, Inc. (REIT)	190,100	12,046,637

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Clarion Global Real Estate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

United States - continued
AMB Property Corp. (REIT)	408,600	$9,687,906
Apartment Investment & Management Co.-Class A (REIT)	588,700	11,403,119
AvalonBay Communities, Inc. (REIT)(a)	202,448	18,902,570
Boston Properties, Inc. (REIT)	262,100	18,698,214
BRE Properties, Inc. - Class A (REIT)	286,946	10,596,916
Camden Property Trust (REIT)(a)	242,967	9,925,202
Developers Diversified Realty Corp. (REIT)	994,800	9,848,520
Digital Realty Trust, Inc. (REIT)	229,100	13,214,488
Duke Realty Corp. (REIT)	624,800	7,091,480
Equity Residential (REIT)	802,800	33,428,592
Extra Space Storage, Inc. (REIT)	326,100	4,532,790
Federal Realty Investment Trust (REIT)	157,434	11,062,887
Highwoods Properties, Inc. (REIT)	328,078	9,107,445
Host Hotels & Resorts, Inc. (REIT)(a)	1,849,671	24,933,565
Hyatt Hotels Corp. - Class A*	213,300	7,911,297
Liberty Property Trust (REIT)(a)	527,300	15,212,605
Macerich Co. (The) (REIT)(a)	844,688	31,523,756
Nationwide Health Properties, Inc. (REIT)	388,159	13,884,447
Pebblebrook Hotel Trust (REIT)*	72,800	1,372,280
Peoples Choice Financial Corp. (144A)*(b)	60,000	0
ProLogis (REIT)(a)	859,800	8,709,774
Public Storage (REIT)	90,300	7,938,273
Regency Centers Corp. (REIT)	391,934	13,482,530
Simon Property Group, Inc. (REIT)	526,143	42,486,047
SL Green Realty Corp. (REIT)	250,560	13,790,822
Starwood Hotels & Resorts Worldwide, Inc.	393,900	16,319,277
Tanger Factory Outlet Centers, Inc. (REIT)	196,465	8,129,722
Taubman Centers, Inc. (REIT)	239,613	9,016,637
UDR, Inc. (REIT)	626,575	11,986,380
Ventas, Inc. (REIT)	401,400	18,845,730
Vornado Realty Trust (REIT)	520,569	37,975,509

		466,534,895

Total Common Stocks (Cost $1,054,115,761)		1,070,134,877

Warrant - 0.0%
Hong Kong - 0.0%
Henderson Land Development Co., Ltd., expires 06/01/11* (Cost - $0)	413,780	70,142

Short-Term Investments - 5.8%
Mutual Funds - 4.6%
State Street Navigator Securities Lending Prime Portfolio(c)	49,255,065	49,255,065

Security Description	Par Amount	Value

Repurchase Agreement - 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $13,392,000 on 07/01/10 collateralized by $13,595,000 Federal Home Loan Mortgage Corp. at 2.000% due 04/15/13 with a value of $13,662,975.	$13,392,000	$13,392,000

Total Short-Term Investments (Cost $62,647,065)		62,647,065

Total Investments - 104.3% (Cost $1,116,762,826#)		1,132,852,084

Other Assets and Liabilities (net) - (4.3)%		(46,999,512)

Net Assets - 100.0%		$1,085,852,572

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $84,312,088 and $68,222,830, respectively, resulting in a net unrealized appreciation of $16,089,258.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $47,619,683 and the collateral received consisted of cash in the amount of $49,255,065. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Represents investment of collateral received from securities lending transactions.

REIT - A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of June 30, 2010 (Unaudited)
% of Net Assets
Diversified	22.5
Regional Malls	18.3
Operating & Development	15.1
Apartments	9.1
Office	8.7
REITS	5.5
Lodging	4.5
Management & Services	3.8
Health Care Providers & Services	3.0
Industrials	2.4

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments

Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$128,211,376	$—	$128,211,376
Bermuda	—	36,354,920	—	36,354,920
Canada	46,406,464	—	—	46,406,464
Channel Islands	—	2,404,608	—	2,404,608
France	—	18,463,738	—	18,463,738
Hong Kong	—	137,203,161	—	137,203,161
Japan	—	108,447,064	—	108,447,064
Luxembourg	—	385,531	—	385,531
Norway	—	7,046,568	—	7,046,568
Singapore	—	31,770,130	—	31,770,130
Sweden	—	9,977,516	—	9,977,516
Switzerland	—	4,716,420	—	4,716,420
United Kingdom	—	72,212,486	—	72,212,486
United States	466,534,895	—	—	466,534,895
Total Common Stocks	512,941,359	557,193,518	—	1,070,134,877
Total Warrant*	—	70,142	—	70,142
Short-Term Investments
Mutual Funds	49,255,065	—	—	49,255,065
Repurchase Agreement	—	13,392,000	—	13,392,000
Total Short-Term Investments	49,255,065	13,392,000	—	62,647,065
Total Investments	$562,196,424	$570,655,660	$—	$1,132,852,084

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$1,119,460,084
Repurchase Agreement	13,392,000
Cash	624
Cash denominated in foreign currencies (c)	591,861
Receivable for investments sold	543,544
Receivable for shares sold	470,476
Dividends receivable	3,131,023

Total assets	1,137,589,612

Liabilities
Payables for:
Investments purchased	1,314,891
Shares redeemed	308,549
Collateral for securities loaned	49,255,065
Accrued Expenses:
Management fees	580,446
Distribution and service fees - Class B	77,256
Distribution and service fees - Class E	4,510
Administration fees	5,800
Custodian and accounting fees	43,877
Deferred trustees’ fees	11,173
Other expenses	135,473

Total liabilities	51,737,040

Net Assets	$1,085,852,572

Net Assets Represented by
Paid in surplus	$1,667,339,525
Accumulated net realized loss	(559,918,889)
Unrealized appreciation on investments and foreign currency transactions	17,661,768
Distributions in excess of net investment income	(39,229,832)

Net Assets	$1,085,852,572

Net Assets
Class A	$688,507,254

Class B	362,274,011

Class E	35,071,307

Capital Shares Outstanding*
Class A	84,298,551

Class B	44,468,865

Class E	4,295,743

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.17

Class B	8.15

Class E	8.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,103,370,826.
(b)	Includes securities loaned at value of $47,619,683.
(c)	Identified cost of cash denominated in foreign currencies was $592,534.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$22,372,800
Interest (b)	225,282

Total investment income	22,598,082

Expenses
Management fees	3,575,513
Administration fees	35,231
Custodian and accounting fees	261,618
Distribution and service fees - Class B	476,255
Distribution and service fees - Class E	28,493
Audit and tax services	15,415
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	78,962
Insurance	3,375
Miscellaneous	6,223

Total expenses	4,510,810
Less broker commission recapture	(75,184)

Net expenses	4,435,626

Net investment income	18,162,456

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions
Net realized loss on:
Investments	(28,022,276)
Foreign currency transactions	(106,843)

Net realized loss on investments and foreign currency transactions	(28,129,119)

Net change in unrealized depreciation on:
Investments	(71,659,890)
Foreign currency transactions	(43,687)

Net change in unrealized depreciation on investments and foreign currency transactions	(71,703,577)

Net realized and unrealized loss on investments and foreign currency transactions	(99,832,696)

Net Decrease in Net Assets from Operations	$(81,670,240)

(a)	Net of foreign withholding taxes of $2,923,841.
(b)	Includes net income on securities loaned of $222,790.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$18,162,456	$29,075,951
Net realized loss on investments and foreign currency transactions	(28,129,119)	(282,553,579)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(71,703,577)	577,719,201

Net increase (decrease) in net assets resulting from operations	(81,670,240)	324,241,573

Distributions to Shareholders
From net investment income
Class A	(64,405,877)	(21,395,042)
Class B	(32,700,835)	(9,985,927)
Class E	(3,244,095)	(1,151,099)
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(100,350,807)	(32,532,068)

Net increase in net assets from capital share transactions	112,103,596	16,007,146

Net Increase (Decrease) in Net Assets	(69,917,451)	307,716,651
Net assets at beginning of period	1,155,770,023	848,053,372

Net assets at end of period	$1,085,852,572	$1,155,770,023

Undistributed (distributions in excess of) net investment income at end of period	$(39,229,832)	$42,958,519

Other Information:

Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	6,106,255	$55,359,877	17,353,373	$120,866,113
Reinvestments	7,000,639	64,405,877	3,423,207	21,395,042
Redemption	(4,733,155)	(43,290,904)	(17,029,434)	(136,442,146)

Net increase	8,373,739	$76,474,850	3,747,146	$5,819,009

Class B
Sales	2,954,017	$26,938,816	7,901,309	$56,009,403
Reinvestments	3,562,183	32,700,835	1,597,748	9,985,927
Redemptions	(2,748,824)	(24,910,759)	(6,694,916)	(51,766,215)

Net increase	3,767,376	$34,728,892	2,804,141	$14,229,115

Class E
Sales	99,735	$916,775	520,313	$3,684,574
Reinvestments	352,619	3,244,095	183,882	1,151,099
Redemptions	(352,727)	(3,261,016)	(1,214,452)	(8,876,651)

Net increase (decrease)	99,627	$899,854	(510,257)	$(4,040,978)

Increase derived from capital shares transactions		$112,103,596		$16,007,146

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data

	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.58	$7.40	$14.08	$18.13	$14.15	$12.47

Income (Loss) from Investment Operations
Net Investment Income(a)	0.15	0.24	0.32	0.22	0.28	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)	2.21	(5.53)	(2.59)	4.81	1.40

Total From Investment Operations	(0.59)	2.45	(5.21)	(2.37)	5.09	1.70

Less Distributions
Distributions from Net Investment Income	(0.82)	(0.27)	(0.25)	(0.19)	(0.19)	—
Distributions from Net Realized Capital Gains	—	—	(1.22)	(1.49)	(0.92)	(0.02)

Total Distributions	(0.82)	(0.27)	(1.47)	(1.68)	(1.11)	(0.02)

Net Asset Value, End of Period	$8.17	$9.58	$7.40	$14.08	$18.13	$14.15

Total Return (%)	(7.13)	35.12	(41.56)	(14.79)	37.90	13.61

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.70 *	0.73	0.67	0.62	0.66	0.69
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.70 *	0.73	0.69	0.65	0.70	0.70
Ratio of Net Investment Income to Average Net Assets (%)	3.26 *	3.16	2.91	1.35	1.74	2.27
Portfolio Turnover Rate (%)	32.0	66.0	146.2	110.0	73.0	13.5
Net Assets, End of Period (in millions)	$688.5	$727.0	$534.1	$711.9	$627.5	$204.1

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.55	$7.37	$14.01	$18.06	$14.11	$12.47

Income (Loss) from Investment Operations
Net Investment Income(a)	0.14	0.22	0.29	0.21	0.23	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)	2.21	(5.50)	(2.62)	4.81	1.40

Total From Investment Operations	(0.60)	2.43	(5.21)	(2.41)	5.04	1.66

Less Distributions
Distributions from Net Investment Income	(0.80)	(0.25)	(0.21)	(0.15)	(0.17)	—
Distributions from Net Realized Capital Gains	—	—	(1.22)	(1.49)	(0.92)	(0.02)

Total Distributions	(0.80)	(0.25)	(1.43)	(1.64)	(1.09)	(0.02)

Net Asset Value, End of Period	$8.15	$9.55	$7.37	$14.01	$18.06	$14.11

Total Return (%)	(7.23)	34.74	(41.67)	(15.01)	37.58	13.29

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.95 *	0.98	0.92	0.87	0.92	0.94
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.95 *	0.98	0.93	0.90	0.95	0.95
Ratio of Net Investment Income to Average Net Assets (%)	3.00 *	2.90	2.57	1.30	1.43	2.00
Portfolio Turnover Rate (%)	32.0	66.0	146.2	110.0	73.0	13.5
Net Assets, End of Period (in millions)	$362.3	$388.6	$279.2	$484.8	$623.4	$316.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.57	$7.38	$14.04	$18.08	$14.13	$12.47

Income (Loss) from Investment Operations
Net Investment Income(a)	0.14	0.23	0.29	0.26	0.25	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)	2.22	(5.51)	(2.64)	4.80	1.40

Total From Investment Operations	(0.60)	2.45	(5.22)	(2.38)	5.05	1.68

Less Distributions
Distributions from Net Investment Income	(0.81)	(0.26)	(0.22)	(0.17)	(0.18)	—
Distributions from Net Realized Capital Gains	—	—	(1.22)	(1.49)	(0.92)	(0.02)

Total Distributions	(0.81)	(0.26)	(1.44)	(1.66)	(1.10)	(0.02)

Net Asset Value, End of Period	$8.16	$9.57	$7.38	$14.04	$18.08	$14.13

Total Return (%)	(7.27)	34.96	(41.68)	(14.86)	37.62	13.45

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.85 *	0.88	0.81	0.76	0.82	0.84
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.85 *	0.88	0.83	0.80	0.85	0.84
Ratio of Net Investment Income to Average Net Assets (%)	3.08 *	3.02	2.62	1.54	1.55	2.14
Portfolio Turnover Rate (%)	32.0	66.0	146.2	110.0	73.0	13.5
Net Assets, End of Period (in millions)	$35.1	$40.1	$34.7	$72.7	$119.2	$51.3

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Clarion Global Real Estate Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

13

MET INVESTORS SERIES TRUST

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with ING Clarion Real Estate Securities LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$3,575,513	0.70%	First $200 Million

	0.65%	$200 Million to $750 Million

	0.55%	Over $750 Million

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

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MET INVESTORS SERIES TRUST

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$385,192,950	$—	$359,998,688

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$32,532,068	$20,609,620	$—	$107,776,773	$32,532,068	$128,386,393

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$100,350,772	$—	$(74,838,887)	$(424,970,273)	$(399,458,388)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$193,635,592	$231,334,681	$424,970,273

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of

15

MET INVESTORS SERIES TRUST

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Recent Accounting Pronouncement - continued

Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Managed by Dreman Value Management, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Dreman Small Cap Value Portfolio had a return of -4.13% and -4.31% for Class A and B Shares, respectively, versus -1.64% for its benchmark, the Russell 2000 Value Index1.

Market Environment/Conditions

The markets ascended quickly during the first quarter fueled with better than expected earnings, an inventory rebuild, and continued stimulus spending at the government level. The gains were impressive with many of major indexes posting double digit returns. In the second quarter the market grew concerned about slowing global growth, the expanding tragedy of the Gulf oil spill, and a Sovereign debt crisis crippling many countries in Europe. The market, not one to like uncertainty sold off, erasing all the gains from earlier in the year. At the end of the second quarter many indexes were sitting at or near the lows for 2010.

Portfolio Review/Current Positioning

For the first half of 2010 the Portfolio’s stock selection and sector allocation hurt performance. The sectors that detracted from performance include financials, health care, industrials, materials, and information technology. Two other factors also hurt the Portfolio; a rally in low market cap and high price per earning (P/E) stocks. Our best performing sectors included consumer staples, consumer discretionary, energy, telecommunication services, and utilities.

In a reversal from 2009, one of the Portfolio’s weakest performing sectors was financials. Our underweight, especially in commercial banks and Real Estate Investment Trusts (REITs), coupled with stock selection hurt performance. Although there were a few highlights in this sector including Protective Life Corp., up nearly 31%; CBL & Associates Properties, Inc., up 32%; and Argo Group International Holdings, Ltd., up over 5%, it was not enough to help to the Portfolio. Waddell & Reed Financial, Inc., a stock that has done well for the Portfolio in the past fell over 27% as it was named as a possible suspect for causing the “flash crash”. Investment Technology Group, Inc. fell 18% on slowing trade volumes and competitive pressures. Finally, FirstMerit Corp., a strong performer last year, gave back some of its gains dropping over 13%. We continue to view financials cautiously, especially the small cap banks due to weakening fundamentals on two fronts: commercial real estate and dilution. Commercial real estate (CRE) continues to be the elephant in the room that everyone is avoiding. Many of the CRE loans are under water and will be coming due in 2011-2014. The pressure is mounting and many of the biggest problem banks are speaking with the Federal Deposit Insurance Corporation (FDIC) to discuss their alternatives. Finally, for many banks that have not paid back Troubled Asset Relief Program (TARP) money, dilution of over 30% is a real concern. Given the continued stress on capital markets the raising of this capital is proving difficult especially for banks that continue to see pressure from their CRE portfolios. We remain cautious on the banks and have found other means to invest in financials like Apollo Investment Corp. Apollo is a provider of mezzanine and senior secured debt for middle market companies. The stock is a compelling value opportunity in that it typically has stronger debt covenants than many banks, offers a higher dividend yield, 11%, and offers a more attractive valuation trading at just 1.0x book value both as of period end. Unfortunately, the company cannot accept deposits like a bank to fund its loans so therefore must access the capital markets, usually in the form of equity offerings. We used one such dilutive offering earlier in the year to purchase the company. We remain underweight in the financial sector.

The industrial sector proved to be the Portfolio’s weakest relative performer for the first six months of 2010. Several stocks were weak due to company specific fundamentals. RINO International Corp., a provider of environmental filters for steel mills in China, fell over 50% as the company changed its business model to finance customer installations. This new development adds risk to the stock as short term debt will be added to the balance sheet to finance its growth. This is a common practice for large industrial firms, however, with the expectation of a China slow down investors sold on the news. We continue to hold the stock as we believe all the news is priced into the stock. Brink’s Co., a provider of armored car transportation, was down 21% as the global economy slowed and demand for the company’s services weakened. Diana Shipping, Inc., a dry bulk cargo shipper, was also weak due to concerns on global economy. Despite these setbacks a few stocks did shine in this space including Kelly Services, a recruitment and human resources solutions company, was up 24% as companies slowly started hiring temporary workers. Genesee Wyoming, a short line rail, was up 14% on strong earnings due to increased traffic on its lines. We remain roughly equal weighted in this sector.

In the consumer discretionary sector, stock selection helped the Portfolio. A few names in this sector were standouts including NutriSystem, a provider of weight management and fitness products, performed well, on stronger than expected earnings. We were able to buy this stock on weakness early in the year as analyst sentiment deteriorated. LIFETIME FITNESS, Inc. was up over 27%, as it continued to execute on expanding its store base. Another strong performer includes JAKKS Pacific, Inc., a toy manufacturer coming off a difficult 2009 as it lost a major licensing deal with WWE and began its roll out of a new product line. The stock powered ahead for the first six months as it beat very low earnings expectations. Jarden, a manufacturer of a variety of consumer goods, struggled during the first half falling over 12%. Although earnings came in better than expected, investors continue to be concerned about the rising cost of resin and metal, the primary materials for many of the company’s products. As of period end, we were overweight in the consumer discretionary sector.

The consumer staples sector was another strong area for the Portfolio. Stock selection proved to be the main driver of performance. For the first six months, our stocks posted a total return of over 4.2% while the Index posted a return of -1.5% for this sector. Several stocks in the Portfolio were strong performers, including, Ruddick Corp., up 21%;

1

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Managed by Dreman Value Management, LLC

Portfolio Manager Commentary* (continued)

Del Monte Foods Co., up 27%; Corn Products, up 4.5%; and Vector Group up 26%. On the negative side, Central European Distribution, a spirits distributor in Europe, fell 24% due to the currency concerns stemming from the sovereign debt crisis. We continue to hold the stock as the valuation remains attractive. We continue to overweight this sector given it defensive characteristics.

David Dreman, E. Clifton Hoover Jr., Mark Roach

Portfolio Managers

Dreman Value Management, LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Protective Life Corp.	1.2
W&T Offshore, Inc.	1.2
IDACORP, Inc.	1.2
PAN American Silver Corp.	1.1
Geo Group, Inc. (The)	1.1
Allete, Inc.	1.1
Cash America International, Inc.	1.1
Endurance Specialty Holdings, Ltd.	1.1
Hanover Insurance Group, Inc. (The)	1.1
Allied World Assurance Holdings, Ltd.	1.1

Top Sectors

% of Market Value
Short-Term Investments	18.5
Financials	18.5
Non-Cyclical	15.0
Industrials	12.6
Cyclical	10.4
Energy	6.6
Technology	5.1
Basic Materials	4.7
Utilities	4.4
Communications	4.2

2

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Dreman Small Cap Value Portfolio managed by

Dreman Value Management, LLC vs. Russell 2000 Value Index1

	Average Annual Return[2] (for the six months 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[3]
Dreman Small Cap Value Portfolio—Class A	-4.13%	21.48%	3.55%	5.10%
Class B	-4.31%	21.12%	—	-3.45%
Russell 2000 Value Index[1]	-1.64%	25.07%	-0.51%	1.50%

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividend and capital gains distributions.

3 Inception of Class A shares is 05/02/2005. Inception of Class B shares is 4/28/2008. Index returns are based on an inception date of 05/02/2005.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.87%	$1,000.00	$958.70	$4.23
Hypothetical	0.87%	1,000.00	1,020.48	4.36

Class B
Actual	1.12%	$1,000.00	$956.90	$5.43
Hypothetical	1.12%	1,000.00	1,019.24	5.61

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 94.8%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.*	31,550	$1,957,993
Curtiss-Wright Corp.	5,323	154,580
Esterline Technologies Corp.*	45,050	2,137,622

		4,250,195

Beverages - 0.9%
Central European Distribution Corp.*	84,188	1,799,939

Building Products - 1.0%
Ameron International Corp.	34,854	2,102,742

Capital Markets - 3.7%
Apollo Investment Corp.	190,900	1,781,097
Investment Technology Group, Inc.*	120,425	1,934,026
Raymond James Financial, Inc.	78,125	1,928,906
Waddell & Reed Financial, Inc. - Class A	86,915	1,901,700

		7,545,729

Chemicals - 2.8%
OM Group, Inc.*	64,725	1,544,338
RPM International, Inc.	119,050	2,123,852
Scotts Miracle-Gro Co. (The) - Class A	47,300	2,100,593

		5,768,783

Commercial & Professional Services - 2.6%
Brink’s Co. (The)	94,300	1,794,529
Geo Group, Inc. (The)*(a)	110,558	2,294,078
RINO International Corp.*(a)	101,627	1,271,354

		5,359,961

Commercial Banks - 4.1%
BancorpSouth, Inc.	109,800	1,963,224
Bank of Hawaii Corp.	44,775	2,164,871
FirstMerit Corp.	119,658	2,049,742
Fulton Financial Corp.	229,250	2,212,262

		8,390,099

Communications Equipment - 1.9%
CommScope, Inc.*	84,170	2,000,721
Plantronics, Inc.(a)	67,500	1,930,500

		3,931,221

Computers & Peripherals - 2.0%
Lexmark International, Inc. - Class A*	60,725	2,005,747
Synaptics, Inc.*(a)	72,325	1,988,937

		3,994,684

Construction & Engineering - 1.8%
EMCOR Group, Inc.*	76,420	1,770,652
Tutor Perini Corp.*(a)	109,357	1,802,203

		3,572,855

Consumer Finance - 1.1%
Cash America International, Inc.(a)	66,191	2,268,366

Security Description	Shares	Value

Diversified Consumer Services - 0.7%
Regis Corp.(a)	87,760	$1,366,423

Electric Utilities - 3.2%
Allete, Inc.(a)	66,425	2,274,392
IDACORP, Inc.	70,745	2,353,686
NV Energy, Inc.	158,950	1,877,200

		6,505,278

Electrical Equipment - 2.8%
EnerSys*	90,100	1,925,437
General Cable Corp.*(a)	69,165	1,843,247
GrafTech International, Ltd.*	138,125	2,019,388

		5,788,072

Electronic Equipment, Instruments & Components - 1.7%
Anixter International, Inc.*(a)	43,385	1,848,201
Jabil Circuit, Inc.	120,600	1,603,980

		3,452,181

Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc.*	80,275	2,048,618
Cal Dive International, Inc.*	256,300	1,499,355
Superior Energy Services, Inc.*	111,305	2,078,064

		5,626,037

Food & Staples Retailing - 1.1%
Nash Finch Co.	50,720	1,732,595
Ruddick Corp.	17,469	541,365

		2,273,960

Food Products - 1.8%
Corn Products International, Inc.	56,825	1,721,797
Del Monte Foods Co.	136,535	1,964,739

		3,686,536

Health Care Equipment & Supplies - 2.9%
Inverness Medical Innovations, Inc.*(a)	63,300	1,687,578
STERIS Corp.	67,250	2,090,130
Teleflex, Inc.	40,450	2,195,626

		5,973,334

Health Care Providers & Services - 5.9%
Amedisys, Inc.*(a)	44,922	1,975,220
Amsurg Corp.*	109,414	1,949,758
Healthspring, Inc.*	122,090	1,893,616
LifePoint Hospitals, Inc.*	70,490	2,213,386
MEDNAX, Inc.*	33,925	1,886,569
Owens & Minor, Inc.(a)	75,237	2,135,226

		12,053,775

Hotels, Restaurants & Leisure - 3.7%
Brinker International, Inc.	125,350	1,812,561
International Speedway Corp. - Class A	75,830	1,953,381
LIFE TIME FITNESS, Inc.*(a)	60,925	1,936,806

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Hotels, Restaurants & Leisure - continued
Sonic Corp.*(a)	228,970	$1,774,517

		7,477,265

Household Durables - 1.9%
Helen of Troy, Ltd.*	80,925	1,785,205
Jarden Corp.	77,554	2,083,876

		3,869,081

Insurance - 7.4%
Allied World Assurance Holdings, Ltd.	48,807	2,214,862
Argo Group International Holdings, Ltd.	66,896	2,046,349
Aspen Insurance Holdings, Ltd.	69,550	1,720,667
Endurance Specialty Holdings, Ltd.	60,125	2,256,491
Hanover Insurance Group, Inc. (The)	51,725	2,250,037
Platinum Underwriters Holdings, Ltd.	54,930	1,993,410
Protective Life Corp.	114,855	2,456,748
StanCorp Financial Group, Inc.	2,975	120,607

		15,059,171

Internet & Catalog Retail - 1.0%
NutriSystem, Inc.(a)	92,585	2,123,900

Internet Software & Services - 1.0%
EarthLink, Inc.	259,125	2,062,635

IT Services - 2.0%
CACI International, Inc. - Class A*	49,800	2,115,504
DST Systems, Inc.	55,550	2,007,577

		4,123,081

Leisure Equipment & Products - 1.0%
JAKKS Pacific, Inc.*(a)	137,500	1,977,250

Machinery - 0.9%
Barnes Group, Inc.	117,030	1,918,122

Marine - 0.9%
Diana Shipping, Inc.*	156,625	1,763,598

Metals & Mining - 3.7%
Gammon Gold, Inc.*(a)	292,400	1,596,504
New Gold, Inc.*	348,800	2,159,072
PAN American Silver Corp.(a)	92,230	2,331,574
Thompson Creek Metals Co., Inc.*	170,275	1,477,987

		7,565,137

Multi-Utilities - 1.9%
TECO Energy, Inc.	142,650	2,149,736
Vectren Corp.	72,105	1,706,004

		3,855,740

Oil, Gas & Consumable Fuels - 4.9%
Contango Oil & Gas Co.*	42,450	1,899,637
Forest Oil Corp.*	69,950	1,913,832
SM Energy Co.	46,855	1,881,697
Tesoro Corp.(a)	161,161	1,880,749

Security Description	Shares	Value

Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc.(a)	255,220	$2,414,381

		9,990,296

Professional Services - 1.1%
Kelly Services, Inc.*(a)	145,795	2,167,972

Real Estate Investment Trusts (REITs) - 5.3%
Alexandria Real Estate Equities, Inc.(a)	31,300	1,983,481
Anworth Mortgage Asset Corp.(a)	274,325	1,953,194
CBL & Associates Properties, Inc.(a)	150,800	1,875,952
Hospitality Properties Trust	88,350	1,864,185
HRPT Properties Trust	329,475	2,046,040
Medical Properties Trust, Inc.	120,025	1,133,036

		10,855,888

Road & Rail - 0.9%
Ryder System, Inc.	46,025	1,851,586

Semiconductors & Semiconductor Equipment - 1.0%
Microsemi Corp.*	139,475	2,040,519

Software - 1.5%
Jack Henry & Associates, Inc.	78,265	1,868,968
Net 1 UEPS Technologies, Inc.*(a)	94,548	1,267,889

		3,136,857

Specialty Retail - 0.9%
RadioShack Corp.	97,812	1,908,312

Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc.*(a)	77,775	1,871,267
Jones Apparel Group, Inc.	128,400	2,035,140
Wolverine World Wide, Inc.	77,025	1,942,570

		5,848,977

Thrifts & Mortgage Finance - 1.0%
Washington Federal, Inc.	127,650	2,065,377

Tobacco - 2.1%
Universal Corp.(a)	51,717	2,052,131
Vector Group, Ltd.(a)	129,550	2,179,031

		4,231,162

Trading Companies & Distributors - 0.9%
GATX Corp.(a)	68,580	1,829,714

Total Common Stocks (Cost $183,971,258)		193,431,810

Short-Term Investments - 21.6%
Mutual Funds - 16.1%
State Street Navigator Securities Lending Prime Portfolio(b)	32,894,237	32,894,237

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreement - 5.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $11,137,000 on 07/01/10 collateralized by $10,595,000 Federal National Mortgage Association at 5.375% due 11/15/11 with a value of $11,363,138.	$11,137,000	$11,137,000

Total Short-Term Investments (Cost $44,031,237)		44,031,237

Total Investments - 116.4% (Cost $228,002,495#)		237,463,047

Other Assets and Liabilities (net) - (16.4)%		(33,536,128)

Net Assets - 100.0%		$203,926,919

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $23,629,591 and $14,169,039, respectively, resulting in a net unrealized appreciation of $9,460,552.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $31,800,886 and the collateral received consisted of cash in the amount of $32,894,237. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$193,431,810	$—	$—	$193,431,810
Short-Term Investments
Mutual Funds	32,894,237	—	—	32,894,237
Repurchase Agreement	—	11,137,000	—	11,137,000
Total Short-Term Investments	32,894,237	11,137,000	—	44,031,237
Total Investments	$226,326,047	$11,137,000	—	$237,463,047

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$226,326,047
Repurchase Agreement	11,137,000
Cash	882
Receivable for investments sold	631,867
Receivable for shares sold	153,792
Dividends receivable	189,298

Total assets	238,438,886

Liabilities
Payables for:
Investments purchased	1,417,616
Shares redeemed	20,044
Collateral for securities loaned	32,894,237
Accrued Expenses:
Management fees	137,618
Distribution and service fees - Class B	2,037
Administration fees	1,523
Custodian and accounting fees	704
Deferred trustees’ fees	11,173
Other expenses	27,015

Total liabilities	34,511,967

Net Assets	$203,926,919

Net Assets Represented by
Paid in surplus	$229,217,424
Accumulated net realized loss	(35,878,631)
Unrealized appreciation on investments	9,460,552
Undistributed net investment income	1,127,574

Net Assets	$203,926,919

Net Assets
Class A	$194,173,473

Class B	9,753,446

Capital Shares Outstanding*
Class A	16,304,883

Class B	822,182

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.91

Class B	11.86

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $216,865,495.
(b)	Includes securities loaned at value of $31,800,886.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$1,771,388
Interest (b)	446,146

Total investment income	2,217,534

Expenses
Management fees	871,008
Administration fees	8,350
Custodian and accounting fees	14,151
Distribution and service fees - Class B	10,993
Audit and tax services	15,296
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	16,324
Insurance	617
Miscellaneous	4,799

Total expenses	971,263

Net investment income	1,246,271

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain on:
Investments	14,533,296
Foreign currency transactions	106

Net realized gain on investments and foreign currency transactions	14,533,402

Net change in unrealized depreciation on investments	(23,596,904)

Net realized and unrealized loss on investments and foreign currency transactions	(9,063,502)

Net Decrease in Net Assets from Operations	$(7,817,231)

(a)	Net of foreign withholding taxes of $340.
(b)	Includes net income on securities loaned of $445,723.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,246,271	$1,904,030
Net realized gain (loss) on investments and foreign currency transactions	14,533,402	(22,710,340)
Net change in unrealized appreciation (depreciation) on investments	(23,596,904)	69,785,359

Net increase (decrease) in net assets resulting from operations	(7,817,231)	48,979,049

Distributions to Shareholders
From net investment income
Class A	(1,842,391)	(1,773,690)
Class B	(69,241)	(19,643)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(1,911,632)	(1,793,333)

Net decrease in net assets from capital share transactions	(2,963,731)	(5,882,030)

Net Increase (Decrease) in Net Assets	(12,692,594)	41,303,686
Net assets at beginning of period	216,619,513	175,315,827

Net assets at end of period	$203,926,919	$216,619,513

Undistributed net investment income at end of period	$1,127,574	$1,792,935

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	1,343,416	$17,447,112	3,708,000	$36,503,884
Reinvestments	131,599	1,842,391	197,077	1,773,690
Redemption	(1,894,324)	(25,358,180)	(4,982,331)	(49,216,199)

Net decrease	(419,309)	$(6,068,677)	(1,077,254)	$(10,938,625)

Class B
Sales	276,051	$3,565,691	543,873	$5,559,941
Reinvestments	4,964	69,241	2,187	19,643
Redemptions	(41,243)	(529,986)	(47,687)	(522,989)

Net increase	239,772	$3,104,946	498,373	$5,056,595

Decrease derived from capital shares transactions		$(2,963,731)		$(5,882,030)

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$12.52	$9.80	$13.57	$13.77	$11.20	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.07	0.11	0.14	0.12	0.13	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)	2.70	(3.44)	(0.25)	2.57	1.30

Total From Investment Operations	(0.50)	2.81	(3.30)	(0.13)	2.70	1.37

Less Distributions
Dividends from Net Investment Income	(0.11)	(0.09)	(0.10)	—	(0.06)	(0.05)
Distributions from Net Realized Capital Gains	—	—	(0.37)	(0.07)	(0.07)	(0.12)

Total Distributions	(0.11)	(0.09)	(0.47)	(0.07)	(0.13)	(0.17)

Net Asset Value, End of Period	$11.91	$12.52	$9.80	$13.57	$13.77	$11.20

Total Return (%)	(4.13)	29.09	(25.22)	(0.97)	24.23	13.56

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.87 *	0.89	0.86	0.92	1.10	1.10	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.87 *	0.89	0.86	0.95 (c)	1.40	3.83	*
Ratio of Net Investment Income to Average Net Assets (%)	1.13 *	1.07	1.17	0.89	0.99	0.86	*
Portfolio Turnover Rate (%)	24.2	59.9	73.6	69.6	62.0	55.0
Net Assets, End of Period (in millions)	$194.2	$209.4	$174.5	$225.2	$83.6	$5.0

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008(d)
Net Asset Value, Beginning of Period	$12.48	$9.79	$13.02

Income (Loss) from Investment Operations
Net Investment Income(a)	0.06	0.09	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)	2.69	(3.34)

Total From Investment Operations	(0.52)	2.78	(3.23)

Less Distributions
Dividends from Net Investment Income	(0.10)	(0.09)	—
Distributions from Net Realized Capital Gains	—	—	—

Total Distributions	(0.10)	(0.09)	—

Net Asset Value, End of Period	$11.86	$12.48	$9.79

Total Return (%)	(4.31)	28.77	(24.81)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.12 *	1.14	1.16	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.12 *	1.14	1.16	*
Ratio of net investment income to average net assets (%)	0.92 *	0.79	1.50	*
Portfolio Turnover Rate (%)	24.2	59.9	73.6
Net Assets, End of Period (in millions)	$9.8	$7.3	$0.8

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Excludes effect of deferred expense reimbursement.
(d)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Dreman Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“Met Life”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

12

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

13

MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolios. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Dreman Value Management, LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$871,008	0.800%	First $100 Million

	0.775%	$100 Million to $500 Million

	0.750%	$500 Million to $1 Billion

	0.725%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2010. Effective May 1, 2010, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under Expense Limitation Agreement
Class A	Class B

1.10%	1.35%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

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Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$50,753,415	$—	$55,100,281

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$1,793,333	$6,273,503	$—	$2,305,753	$1,793,333	$8,579,256

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$1,800,453	$—	$26,181,793	$(43,536,370)	$(15,554,124)

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MET INVESTORS SERIES TRUST

Dreman Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information - continued

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$21,896,444	$21,639,926	$43,536,370

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

Goldman Sachs Mid Cap Value Portfolio

Managed by Goldman Sachs Asset Management, L.P.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Goldman Sachs Mid Cap Value Portfolio had a return of -3.23% and -3.33% for Class A and B Shares, respectively, versus -0.88% for its benchmark, the Russell Midcap Value Index1.

Market Environment/Conditions

The U.S. and international equity markets broke a four quarter winning streak with a sharp drop in the second quarter of 2010. This, in turn, erased gains from the previous quarter and sent most major indices into negative territory for the year-to-date period. The S&P 500 Index2 returned -11.43% during the second quarter and returned -6.65% during the six months ended June 30, 2010. Broad-based weakness produced negative returns for all sectors in the S&P 500 Index during the first half of 2010.

While the global markets reflected continued investor concern that Europe’s sovereign debt dilemma would spark another financial crisis, attention increasingly focused on evidence that the global economy was losing steam. In the U.S., the Federal Reserve Board remained cautious on growth, consumers were wary and private sector payroll growth was weaker than expected. In addition, fears of slowing Chinese demand negatively impacted commodity prices, while high crude oil inventory levels and British Petroleum's disastrous oil spill in the Gulf of Mexico further pressured energy stocks. During the second half of the reporting period, the Financials sector was among the weakest performers, as significant financial reform legislation neared the final stages and investors contemplated the impact to margins, earnings and multiples of banks.

Portfolio Review/Current Positioning

In the Portfolio, stock selection in the financials, consumer discretionary and consumer staples sectors detracted from performance. In contrast, stock selection in the industrials, telecommunication services and materials sectors were the strongest relative performers during the period.

For the past six months, our stock selection was challenged in the sectors that are most heavily impacted by regulatory uncertainty. In financials, we continued to favor a diversified mix of asset managers with strong capital positions, insurance companies with opportunity for pricing improvement, regional banks poised to benefit from better credit conditions, and select niche REITs. As the equity markets dropped in the double digits, shares of Janus Capital Group, Inc. (0.6% of the Portfolio) declined as their equity-sensitive business mix experienced headwinds to their revenues. We continue to favor this global investment manager with an attractive risk-reward profile which we believe will have strong earnings power in an improving equity market environment over the longer term. In addition, we believe that the CEO appointed earlier this year is taking the right steps to strengthen their franchise power by investing in its distribution capabilities. In the consumer discretionary space, our holding in global retailer Guess?, Inc. (1.1%) was negatively impacted by European exposure concerns, as well as the departure of its COO and President. However, we believe that the stock already reflects the risks associated with these events and poses an attractive risk-reward tradeoff. In our view, Guess? has the strong business momentum and infrastructure to enter new markets and grow successfully through a lower risk, lower capital intensity business model. In addition, we have a favorable view on the company’s strong balance sheet and its licensing business provides an attractive annuity stream providing high returns on capital. In the healthcare space, the sector was pressured due to regulatory uncertainty. As such, our holding in Aetna, Inc. (1.5%), one of the nation’s largest diversified healthcare benefits companies, detracted from performance. However, we believe the impact of “reform” on healthcare stocks is far from monolithic, as there will be winners and losers and we continue to find select opportunities at compelling valuations. We maintain our favorable view on Aetna because of its improving fundamentals, the relatively smaller impact by healthcare reform, and the potential divestiture of its pharmacy-benefit management (PBM) business.

Over the past six months, our stock selection was the strongest in the Industrials sector, driven by market leaders benefiting from an increase in demand and economic activity. Examples of two strong performers were Ryder System, Inc. (0.8%) and Republic Services, Inc. (1.0%). Fundamentals in Ryder's core truck leasing business showed signs of improvement following a recovery in freight demand. We have a favorable view on the company’s strong balance sheet and repurchasing of shares, which will help earnings growth. We believe that the shares will continue to perform well as the company's profitability improves from fleet growth and pricing gains. Similarly, shares of high cash-flow generating Republic Services were boosted by an improvement in waste volumes, as well as management’s announcement that they will repurchase shares and increase their dividend later this year. We believe the stock could continue to perform well as EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) margins improve from volume leverage, pricing and additional synergies from the Allied Waste merger. Our stock selection was also strong in the telecommunication services sector, primarily driven by long-term holding Sprint Nextel Corp. (1.5%) The company reported its first sequential increase in operating revenues in several years and lower customer turnover, a key indicator for this turnaround story. After a positive earnings report in April, Sprint continued to gain momentum in May as investors grew more confident in the company’s turnaround, underscored by an analyst upgrade. We are encouraged by the company’s progress, particularly in reducing churn and rolling out 4G, and believe the business could be on track in its recovery. Our positioning in the information technology space also contributed positively to performance in the quarter, helped by our underweight in a sector that experienced declines that were greater than the overall market.

During the first half of 2010, we took advantage of market volatility by investing in strong franchises that were trading at historically low levels. As such, we initiated a position in TRW Automotive Holdings

1

MET INVESTORS SERIES TRUST

Goldman Sachs Mid Cap Value Portfolio

Managed by Goldman Sachs Asset Management, L.P.

Portfolio Manager Commentary* (continued)

Corp. (1.0%), a company that produces automotive systems, modules and components to global vehicle manufacturers. During the downturn, TRW’s management team took significant action to reduce its fixed cost base and strengthen its balance sheet. These actions, combined with a recovery in auto demand, should benefit the company. In technology, we initiated a position in BMC Software, Inc. (1.0%), a provider of management solutions for mainframe and a distributor of information technology systems. Its shares are currently trading well below historical averages on a P/E basis. We believe that BMC will benefit from its renewal cycle around the mainframe business, driven by catch-up spending that was deferred during the downturn. We feel this will lead to a much better pricing environment in BMC’s most profitable business. In consumer staples, we initiated a position in NBTY, Inc. (1.1%), the leading producer and distributor of vitamins in the U.S. We viewed the market pull back as an excellent time to buy such a consistent long term value creator that was trading at attractive valuations.

Our forward looking approach to risk management played a critical role in recent months. One of the reasons we will sell out of a stock is if we believe there are other attractive opportunities on a relative risk-reward basis. In Industrial, we sold out of our position in Cummins, Inc. (0%) on strength, as we saw other names in the space that had better risk/reward opportunities with similar valuations. In Energy sector, we sold out of our position in Dril-Quip, Inc. (0%) in order to manage headline risk surrounding the recent oil spill in the Gulf of Mexico that could potentially have negative effects on its business.

Team Managed

Andrew Braun

Sean Gallagher

Dolores Bamford, CFA

Scott Carroll, CFA

Goldman Sachs Asset Management, L.P.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Newfield Exploration Co.	2.4
W.R. Berkley Corp.	2.2
Eaton Corp.	2.0
Range Resources Corp.	1.8
CBS Corp.—Class B	1.7
Biogen Idec, Inc.	1.7
DISH Network Corp.—Class A	1.7
Hartford Financial Services Group, Inc. (The)	1.5
Invesco, Ltd.	1.5
Aetna, Inc.	1.5

Top Sectors

% of Market Value
Financials	25.5
Non-Cyclical	11.5
Utilities	10.8
Industrials	10.0
Short-Term Investments	9.5
Communications	9.4
Energy	9.0
Cyclical	7.2
Basic Materials	4.0
Technology	3.1

2

MET INVESTORS SERIES TRUST

Goldman Sachs Mid Cap Value Portfolio

Goldman Sachs Mid Cap Value Portfolio managed by

Goldman Sachs Asset Management, L.P. vs. Russell Midcap Value Index1

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[4]
Goldman Sachs Mid Cap Value Portfolio—Class A	-3.23%	22.41%	0.93%	4.93%
Class B	-3.33%	22.01%	0.67%	4.68%
Russell Midcap Value Index[1]	-0.88%	28.91%	0.71%	4.87%

The performance of Class B shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 5/1/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

Goldman Sachs Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.76%	$1,000.00	$967.74	$3.71
Hypothetical	0.76%	1,000.00	1,021.03	3.81

Class B
Actual	1.01%	$1,000.00	$966.67	$4.93
Hypothetical	1.01%	1,000.00	1,019.79	5.06

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MET INVESTORS SERIES TRUST

Goldman Sachs Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.2%
Aerospace & Defense - 0.8%
BE Aerospace, Inc.*	129,912	$3,303,662

Airlines - 0.7%
JetBlue Airways Corp.*	500,021	2,745,115

Auto Components - 1.0%
TRW Automotive Holdings Corp.*	149,035	4,108,895

Automobiles - 0.5%
Harley-Davidson, Inc.(a)	101,104	2,247,542

Beverages - 0.7%
Hansen Natural Corp.*	69,310	2,710,714

Biotechnology - 1.7%
Biogen Idec, Inc.*	147,681	7,007,463

Capital Markets - 2.7%
Invesco, Ltd.	369,986	6,226,865
Janus Capital Group, Inc.(a)	303,822	2,697,939
Lazard, Ltd. - Class A	80,656	2,154,322

		11,079,126

Chemicals - 3.0%
Celanese Corp., Series A	144,586	3,601,637
CF Industries Holdings, Inc.	54,502	3,458,152
FMC Corp.	46,394	2,664,407
Sherwin-Williams Co. (The)	41,578	2,876,782

		12,600,978

Commercial & Professional Services - 1.0%
Republic Services, Inc.	139,090	4,135,146

Commercial Banks - 5.1%
Comerica, Inc.	100,406	3,697,953
Fifth Third Bancorp	345,904	4,251,160
First Horizon National Corp.	280,179	3,208,052
M&T Bank Corp.(a)	35,669	3,030,082
Marshall & Ilsley Corp.	223,134	1,602,102
SunTrust Banks, Inc.(a)	242,674	5,654,304

		21,443,653

Communications Equipment - 0.6%
CommScope, Inc.*(a)	104,537	2,484,844

Consumer Finance - 1.5%
SLM Corp.*	582,871	6,056,030

Containers & Packaging - 0.4%
Pactiv Corp.*	60,916	1,696,511

Diversified Telecommunication Services - 0.7%
CenturyTel, Inc.(a)	86,332	2,875,719

Electric Utilities - 6.9%
DPL, Inc.	106,337	2,541,454
Edison International	166,038	5,266,725
FirstEnergy Corp.	66,814	2,353,857
Great Plains Energy, Inc.	56,527	962,090

Security Description	Shares	Value

Electric Utilities - continued
Northeast Utilities	123,494	$3,146,627
NV Energy, Inc.	263,297	3,109,538
Pinnacle West Capital Corp.	62,274	2,264,283
PPL Corp.	236,937	5,911,578
Progress Energy, Inc.	79,360	3,112,499

		28,668,651

Electrical Equipment - 0.7%
Cooper Industries Plc - Class A	69,160	3,043,040

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	106,531	4,184,538

Energy Equipment & Services - 2.6%
Helmerich & Payne, Inc.	81,990	2,994,275
Key Energy Services, Inc.*(a)	331,793	3,045,859
Weatherford International, Ltd.*	379,963	4,992,714

		11,032,848

Food & Staples Retailing - 0.9%
Safeway, Inc.	188,201	3,700,032

Food Products - 2.4%
ConAgra Foods, Inc.	159,480	3,719,074
Hormel Foods Corp.	79,822	3,231,194
J.M. Smucker Co. (The)	52,860	3,183,229

		10,133,497

Gas Utilities - 0.8%
Questar Corp.	73,005	3,320,997

Health Care Equipment & Supplies - 3.1%
C.R. Bard, Inc.	63,350	4,911,526
Hologic, Inc.*	249,525	3,475,883
Kinetic Concepts, Inc.*(a)	121,793	4,446,662

		12,834,071

Health Care Providers & Services - 1.7%
Aetna, Inc.	233,529	6,160,495
Amedisys, Inc.*	16,510	725,945

		6,886,440

Hotels, Restaurants & Leisure - 0.5%
Penn National Gaming, Inc.*	85,319	1,970,869

Household Durables - 2.7%
Mohawk Industries, Inc.*	46,000	2,104,960
Newell Rubbermaid, Inc.	378,725	5,544,534
NVR, Inc.*(a)	5,795	3,795,899

		11,445,393

Industrial Conglomerates - 0.4%
Textron, Inc.(a)	108,802	1,846,370

Insurance - 11.2%
Everest Reinsurance Group, Ltd.	82,465	5,831,925
Genworth Financial, Inc. - Class A*	320,369	4,187,223

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Goldman Sachs Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Insurance - continued
Hartford Financial Services Group, Inc. (The)	281,402	$6,227,426
Lincoln National Corp.	124,242	3,017,838
Marsh & McLennan Cos., Inc.	221,154	4,987,023
Principal Financial Group, Inc.	257,042	6,025,064
Progressive Corp. (The)	136,829	2,561,439
W.R. Berkley Corp.	343,820	9,097,477
XL Group Plc	299,486	4,794,771

		46,730,186

Internet & Catalog Retail - 1.2%
Liberty Media Corp. - Interactive - Class A*	492,424	5,170,452

Internet Software & Services - 0.7%
IAC/InterActiveCorp. - Class B*	135,308	2,972,717

Machinery - 4.6%
Eaton Corp.	124,671	8,158,470
Parker Hannifin Corp.	77,680	4,308,133
Pentair, Inc.	135,155	4,351,991
Snap-on, Inc.	55,423	2,267,355

		19,085,949

Media - 4.0%
CBS Corp. - Class B	551,374	7,129,266
DISH Network Corp. - Class A	379,757	6,892,590
Washington Post Co. (The) - Class B	6,844	2,809,325

		16,831,181

Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	26,210	1,236,064
Commercial Metals Co.	90,600	1,197,732
Steel Dynamics, Inc.	133,970	1,767,064

		4,200,860

Multi-Utilities - 4.9%
Alliant Energy Corp.	75,186	2,386,404
CMS Energy Corp.(a)	392,214	5,745,935
SCANA Corp.(a)	164,169	5,870,683
Sempra Energy	58,630	2,743,298
Xcel Energy, Inc.	172,360	3,552,339

		20,298,659

Multiline Retail - 0.2%
JC Penney Co., Inc.	35,764	768,211

Oil, Gas & Consumable Fuels - 6.3%
Forest Oil Corp.*	197,893	5,414,353
Newfield Exploration Co.*	204,315	9,982,831
Range Resources Corp.(a)	188,547	7,570,162
Whiting Petroleum Corp.*	39,158	3,070,770

		26,038,116

Paper & Forest Products - 0.6%
International Paper Co.	103,581	2,344,038

Security Description	Shares	Value

Personal Products - 1.2%
Alberto-Culver Co.	19,050	$516,064
NBTY, Inc.*	130,574	4,440,822

		4,956,886

Professional Services - 0.9%
Equifax, Inc.	137,816	3,867,117

Real Estate Investment Trusts (REITs) - 7.2%
Alexandria Real Estate Equities, Inc.(a)	62,445	3,957,140
Boston Properties, Inc.	81,739	5,831,260
Digital Realty Trust, Inc.(a)	72,218	4,165,534
Douglas Emmett, Inc.	290,225	4,126,999
Host Hotels & Resorts, Inc.	311,122	4,193,925
MFA Financial, Inc.	427,680	3,164,832
Tanger Factory Outlet Centers, Inc.	38,850	1,607,613
Ventas, Inc.	65,790	3,088,841

		30,136,144

Road & Rail - 1.6%
Kansas City Southern*	92,661	3,368,227
Ryder System, Inc.	85,869	3,454,510

		6,822,737

Semiconductors & Semiconductor Equipment - 1.7%
ON Semiconductor Corp.*	676,747	4,317,646
Teradyne, Inc.*(a)	265,564	2,589,249

		6,906,895

Software - 2.4%
BMC Software, Inc.*	123,705	4,283,904
McAfee, Inc.*	90,200	2,770,944
Parametric Technology Corp.*	191,552	3,001,620

		10,056,468

Specialty Retail - 1.1%
Guess?, Inc.	150,660	4,706,618

Textiles, Apparel & Luxury Goods - 1.1%
Fossil, Inc.*	60,771	2,108,754
Hanesbrands, Inc.*	100,406	2,415,768

		4,524,522

Wireless Telecommunication Services - 2.2%
Clearwire Corp. - Class A*(a)	432,058	3,145,382
Sprint Nextel Corp.*(a)	1,443,273	6,119,478

		9,264,860

Total Common Stocks (Cost $411,649,150)		409,244,760

Short-Term Investments - 10.3%
Mutual Funds - 6.9%
State Street Navigator Securities Lending Prime Portfolio(b)	28,521,014	28,521,014

See accompanying notes to financial statements.

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Goldman Sachs Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Repurchase Agreement - 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $14,280,000 on 07/01/10 collateralized by $12,680,000 Federal Home Loan Mortgage Corp. at 4.750% due 01/19/16 with a value of $14,566,150.	$14,280,000	$14,280,000

Total Short-Term Investments (Cost $42,801,014)		42,801,014

Total Investments - 108.5% (Cost $454,450,164#)		452,045,774

Other Assets and Liabilities (net) - (8.5)%		(35,253,551)

Net Assets - 100.0%		$416,792,223

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $26,488,741 and $28,893,131, respectively, resulting in a net unrealized depreciation of $2,404,390.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $27,400,260 and the collateral received consisted of cash in the amount of $28,521,014. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

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Goldman Sachs Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$409,244,760	$—	$—	$409,244,760
Short-Term Investments
Mutual Funds	28,521,014	—	—	28,521,014
Repurchase Agreement	—	14,280,000	—	14,280,000
Total Short-Term Investments	28,521,014	14,280,000	—	42,801,014
Total Investments	$437,765,774	$14,280,000	$—	$452,045,774

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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Goldman Sachs Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$437,765,774
Repurchase Agreement	14,280,000
Cash	904
Receivable for investments sold	5,393,525
Receivable for shares sold	146,221
Dividends receivable	476,455
Net variation margin on financial futures contracts	1

Total assets	458,062,880

Liabilities
Payables for:
Investments purchased	12,357,678
Shares redeemed	58,863
Collateral for securities loaned	28,521,014
Accrued Expenses:
Management fees	263,313
Distribution and service fees - Class B	21,731
Administration fees	2,601
Custodian and accounting fees	3,575
Deferred trustees’ fees	11,173
Other expenses	30,709

Total liabilities	41,270,657

Net Assets	$416,792,223

Net Assets Represented by
Paid in surplus	$483,290,375
Accumulated net realized loss	(65,300,162)
Unrealized depreciation on investments	(2,404,390)
Undistributed net investment income	1,206,400

Net Assets	$416,792,223

Net Assets
Class A	$316,809,864

Class B	99,982,359

Capital Shares Outstanding*
Class A	31,815,355

Class B	10,040,754

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.96

Class B	9.96

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $440,170,164.
(b)	Includes securities loaned at value of $27,400,260.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends	$3,214,892
Interest (a)	93,677

Total investment income	3,308,569

Expenses
Management fees	1,813,883
Administration fees	16,566
Custodian and accounting fees	31,703
Distribution and service fees - Class B	136,749
Audit and tax services	15,297
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	14,041
Insurance	223
Miscellaneous	5,259

Total expenses	2,063,446
Less broker commission recapture	(86,975)

Net expenses	1,976,471

Net investment income	1,332,098

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	55,497,829
Futures contracts	(175,717)

Net realized gain on investments and futures contracts	55,322,112

Net change in unrealized depreciation on investments	(59,248,144)

Net realized and unrealized loss on investments and futures contracts	(3,926,032)

Net Decrease in Net Assets from Operations	$(2,593,934)

(a)	Includes net income on securities loaned of $93,169.

See accompanying notes to financial statements.

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Goldman Sachs Mid Cap Value Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,332,098	$6,674,573
Net realized gain (loss) on investments and futures	55,322,112	(47,029,537)
Net change in unrealized appreciation (depreciation) on investments	(59,248,144)	167,333,988

Net increase (decrease) in net assets resulting from operations	(2,593,934)	126,979,024

Distributions to Shareholders
From net investment income
Class A	(5,261,429)	(4,893,374)
Class B	(1,091,275)	(1,211,267)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(6,352,704)	(6,104,641)

Net increase (decrease) in net assets from capital share transactions	(93,310,154)	22,149,316

Net Increase (Decrease) in Net Assets	(102,256,792)	143,023,699
Net assets at beginning of period	519,049,015	376,025,316

Net assets at end of period	$416,792,223	$519,049,015

Undistributed net investment income at end of period	$1,206,400	$6,227,006

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	1,800,257	$19,643,612	6,380,780	$53,098,873
Reinvestments	448,545	5,261,429	646,417	4,893,374
Redemption	(9,771,410)	(112,651,787)	(2,586,732)	(21,825,246)

Net increase (decrease)	(7,522,608)	$(87,746,746)	4,440,465	$36,167,001

Class B
Sales	346,793	$3,731,171	177,141	$1,443,186
Reinvestments	93,033	1,091,275	160,009	1,211,267
Redemptions	(949,651)	(10,385,854)	(1,964,477)	(16,672,138)

Net decrease	(509,825)	$(5,563,408)	(1,627,327)	$(14,017,685)

Increase (decrease) derived from capital shares transactions		$(93,310,154)		$22,149,316

See accompanying notes to financial statements.

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Goldman Sachs Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.41	$7.99	$13.57	$14.43	$12.54	$11.94

Income (Loss) from Investment Operations
Net Investment Income(a)	0.03	0.14	0.17	0.18	0.14	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	2.42	(4.65)	0.39	1.86	1.38

Total From Investment Operations	(0.32)	2.56	(4.48)	0.57	2.00	1.53

Less Distributions
Distributions from Net Investment Income	(0.13)	(0.14)	(0.13)	(0.10)	—	(0.11)
Distributions from Net Realized Capital Gains	—	—	(0.97)	(1.33)	(0.11)	(0.82)

Total Distributions	(0.13)	(0.14)	(1.10)	(1.43)	(0.11)	(0.93)

Net Asset Value, End of Period	$9.96	$10.41	$7.99	$13.57	$14.43	$12.54

Total Return (%)	(3.23)	32.67	(35.92)	3.37	16.02	12.76

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.76 *	0.77	0.75	0.75	0.79	0.79
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.76 *	0.77	0.75	0.77	0.81	0.79
Ratio of Net Investment Income to Average Net Assets (%)	0.58 *	1.64	1.56	1.27	1.02	1.15
Portfolio Turnover Rate (%)	52.3	116.0	98.5	83.6	67.2	51.4
Net Assets, End of Period (in millions)	$316.8	$409.4	$278.9	$383.0	$277.9	$285.0

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.40	$7.97	$13.53	$14.40	$12.55	$11.95

Income (Loss) from Investment Operations
Net Investment Income(a)	0.02	0.12	0.14	0.14	0.11	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)	2.42	(4.64)	0.39	1.85	1.39

Total From Investment Operations	(0.33)	2.54	(4.50)	0.53	1.96	1.50

Less Distributions
Distributions from Net Investment Income	(0.11)	(0.11)	(0.09)	(0.07)	—	(0.08)
Distributions from Net Realized Capital Gains	—	—	(0.97)	(1.33)	(0.11)	(0.82)

Total Distributions	(0.11)	(0.11)	(1.06)	(1.40)	(0.11)	(0.90)

Net Asset Value, End of Period	$9.96	$10.40	$7.97	$13.53	$14.40	$12.55

Total Return (%)	(3.33)	32.30	(36.07)	3.10	15.69	12.54

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.01 *	1.02	1.00	1.00	1.05	1.03
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.01 *	1.02	1.01	1.02	1.07	1.03
Ratio of Net Investment Income to Average Net Assets (%)	0.35 *	1.37	1.26	0.97	0.83	0.87
Portfolio Turnover Rate (%)	52.3	116.0	98.5	83.6	67.2	51.4
Net Assets, End of Period (in millions)	$100.0	$109.7	$97.1	$195.7	$192.6	$137.1

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

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Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Goldman Sachs Asset Management, L.P. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

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Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$1,813,883	0.75%	First $200 Million

	0.70%	Over $200 Million

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2010 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission

Goldman Sachs & Co.	$13,033

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$251,136,810	$—	$325,842,068

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

14

MET INVESTORS SERIES TRUST

Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2010, the Portfolio entered into equity index futures contracts which were subject to equity price risk. At June 30, 2010, the Portfolio did not have any open futures contacts. During the period April 27—April 29, 2010, the Portfolio had 971 in equity index futures contracts. For the six months ended June 30, 2010, the Portfolio had realized losses in the amount of ($175,717) which is shown under Net realized gain (loss) on futures contracts in the Statement of Operations.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$6,104,641	$12,522,850	$—	$33,700,322	$6,104,641	$46,223,172

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$6,234,524	$—	$49,844,894	$(113,623,414)	$(57,543,996)

15

MET INVESTORS SERIES TRUST

Goldman Sachs Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Income Tax Information - continued

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$66,947,138	$46,676,276	$113,623,414

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

MET INVESTORS SERIES TRUST

Harris Oakmark International Portfolio

Managed by Harris Associates L.P.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Harris Oakmark International Portfolio had a return of -5.76%, -5.82% and -5.82% for Class A, B, and E Shares, respectively, versus -13.23% for its benchmark, the MSCI EAFE Index1.

Market Environment/Conditions

Global stocks in general have had a very rough first half of the year, especially in the second quarter. As illustrated by the MSCI World Index2, the three-month decline was 13%, after posting moderate returns in the first quarter. Year to date, the EURO STOXX 50 Index3 is down close to 14% in local market terms. Some individual markets have performed even worse with Spain’s IBEX 354, dropping 20% in local market terms since December 31, 2009. Even the emerging world is feeling some pain. Brazil is down 14% year to date and Shanghai is down over 25%.

At the end of the period, markets are assuming we fall back into economic stagnation as a result of the build-up in government debt and the austerity needed to combat it. Recently, for example, the governments of Spain, Germany, and the U.K. announced plans to deal with their sour fiscal situations. The solutions, quite surprisingly, rely heavily on cuts in government entitlement spending. In our view it is more important to bring budgets closer to balancing via spending cuts, as opposed to higher taxes, to minimize the impact on economic growth. It is assuring to see some European countries taking this route. We believe the U.S. and Japan are in danger of having to deal with this issue, and the new Japanese government has proposed cuts in spending while actually cutting the corporate tax rate. Oddly, the U.S. is responding in the opposite fashion by actually creating new entitlement programs despite the state of the country’s fiscal health. However, countries around the world are experiencing political realignments. From Ted Kennedy’s old Senate seat going to a Republican, to new heads of government in Japan, the U.K. and Australia.

Portfolio Review/Current Positioning

The Portfolio outperformed its benchmark, the MSCI EAFE Index, by a healthy margin (+7%) for the 6-month period. Stock selection was especially strong, accounting for approximately 77% of the Portfolio’s relative results. Holdings in the U.K., Germany, and France added the most to relative value. Country weightings also produced a positive impact for the period, with weights in Switzerland, Spain, and Canada providing the best results. The most negative impact for the period was due to the Portfolio’s holdings and weighting in Japan, as well as our lack of exposure to Hong Kong, Singapore, and Denmark. Weightings and stock selection in consumer discretionary, energy, information technology, financials and industrials positively impacted the Portfolio’s relative return.

Individual holdings OMRON Corp. and British Sky Broadcasting Group Plc (BSkyB) had the most positive impact on performance during the period. Over the past few years, OMRON’s shares had been negatively impacted by fears of a prolonged economic downturn. In fact, OMRON did experience a decrease in orders as end market demand eroded; however, this market is recovering, and OMRON has experienced increased demand across all of its divisions. Additionally, in reaction to the downturn, management implemented a cost-reduction plan, which generated benefits more quickly than expected.

Reports in the second quarter about a possible takeover of BSkyB by News Corp, a global media company led by investor Rupert Murdoch, boosted the firm’s stock price significantly. News Corp made a bid in mid-June to buy the remaining 61% of BSkyB’s shares it didn’t already own.

Television Francaise 1 (TF1) and BNP Paribas had the most negative impact on performance during the period. TF1’s stock price suffered due to troubled economic conditions in Europe. However, the firm’s fundamentals have meaningfully improved over the past year. Local television viewing is increasing and TF1’s audience share has been strong. Ad sales have rebounded to double-digit growth, in part benefiting from the ad ban in prime time on state-owned channels. Management continues to deliver steady cost savings to drive margin recovery. Free cash flow remains strong, and the balance sheet is now net cash positive. Given the company’s apparent resilience through an exceptionally difficult period, we are confident in the TF1 franchise’s future, and we believe current market valuations place the company at an unwarranted discount to intrinsic value.

Shares of BNP Paribas suffered due to fallout over the supposed debt crisis in parts of Europe and the Mediterranean, where the bank does substantial business. Its first quarter results showed the Group’s top line revenue up 22% and operating expenses declined by 3%. In general, delinquency trends have stabilized with sequential improvements seen in Belgium, France, the U.S., and its investment bank. We still consider BNP Paribas to be an attractive investment with significant upside potential.

At period end, the Portfolio holds 57 securities across a variety of industries. Over the past six months, we initiated positions in ArcelorMittal, Banco Santander, Groupe Danone, Japan Tobacco, KT&G, Olympus, Vallourec, and Wolseley. We eliminated the positions in Ahold, Atlas Copco, Cenovus Energy, Compass Group, EnCana, Gestevision Telecinco, L’Oreal, Luxottica Group, Rolls-Royce Group, Tyco International, and Unilever.

The Portfolio ended the period significantly overweight compared to the benchmark in consumer discretionary (27% vs 10%), the main factor for its contribution to relative performance. Other notable overweightings include consumer staples, information technology and industrials. The only detractor to relative performance was health care, yielding negative results for both stock selection and allocation effects due to being underweight in an outperforming sector. The Portfolio did not hold energy, utility or telecommunication services companies as of the end of the period.

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MET INVESTORS SERIES TRUST

Harris Oakmark International Portfolio

Managed by Harris Associates L.P.

Portfolio Manager Commentary* (continued)

David G. Herro, CFA, Partner and Chief Investment Officer, International Equity

Robert A. Taylor, CFA, Partner, Director of International Research and Portfolio Manager

Harris Associates L.P.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Daiwa Securities Group, Inc.	3.3
Credit Suisse Group AG	3.3
Diageo Plc	3.0
Toyota Motor Corp.	2.9
Allianz SE	2.9
Danone S.A.	2.8
BNP Paribas	2.8
UBS AG	2.8
G4S Plc	2.7
Banco Santander S.A.	2.7

Top Countries

% of Market Value
Switzerland	18.2
Japan	17.1
United Kingdom	16.3
France	12.6
United States	7.6
Germany	7.4
Mexico	3.1
Australia	2.9
Netherlands	2.7
Other	12.1

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Harris Oakmark International Portfolio

Harris Oakmark International Portfolio managed by

Harris Associates L.P. vs. MSCI EAFE Index1

	Average Annual Return[5] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[6]
Harris Oakmark International Portfolio—Class A	-5.76%	22.76%	4.55%	6.56%
Class B	-5.82%	22.45%	4.30%	7.22%
Class E	-5.82%	22.56%	4.40%	6.72%
MSCI EAFE Index[1]	-13.23%	5.92%	0.88%	4.78%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The MSCI World Index is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

3 The EURO STOXX 50 Index provides a blue-chip representation of the stocks of leading companies in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

4 The IBEX 35 (short for Iberia Index) is the benchmark of the Bolsa de Madrid, Spain’s principal stock exchange. It is a market capitalization weighted index comprising of the 35 most liquid Spanish stocks traded in the Madrid Stock Exchange General Index.

5 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

6 Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/01/02. Index returns are based on an inception date of 10/9/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

Harris Oakmark International Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.84%	$1,000.00	$942.40	$4.05
Hypothetical	0.84%	1,000.00	1,020.63	4.21

Class B
Actual	1.09%	$1,000.00	$941.80	$5.25
Hypothetical	1.09%	1,000.00	1,019.39	5.46

Class E
Actual	0.99%	$1,000.00	$941.80	$4.77
Hypothetical	0.99%	1,000.00	1,019.89	4.96

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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Harris Oakmark International Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 96.2%
Australia - 3.0%
Brambles, Ltd.	6,690,700	$30,727,867
Foster’s Group, Ltd.	5,928,100	28,251,328

		58,979,195

Canada - 1.4%
Thomson Reuters Corp.(a)	770,000	27,662,062

France - 13.1%
BNP Paribas S.A.	1,025,510	55,034,098
Danone S.A.	1,028,500	55,202,361
LVMH Moet Hennessy Louis Vuitton 1 S.A.	69,100	7,565,060
Publicis Groupe S.A.(a)	1,172,000	46,825,058
Societe Television Francaise S.A.(a)	3,543,000	46,538,790
Sodexo(a)	441,000	24,548,848
Vallourec S.A.(a)	143,642	24,649,967

		260,364,182

Germany - 7.7%
Allianz SE	584,300	58,313,050
Bayerische Motoren Werke (BMW) AG	352,200	17,121,652
Daimler AG*	546,700	27,823,696
SAP AG	1,128,900	50,397,454

		153,655,852

Ireland - 2.5%
Bank of Ireland Plc*	14,287,242	11,807,686
Experian Plc	4,019,300	34,814,723
Governor & Co. of Bank of Ireland*	3,086,900	2,457,806

		49,080,215

Israel - 0.1%
Orbotech, Ltd.*	265,000	2,867,300

Italy - 0.3%
Bulgari S.p.A.(a)	737,000	5,311,456

Japan - 17.8%
Canon, Inc.	977,700	36,414,601
Daiwa Securities Group, Inc.	15,495,700	65,119,605
Honda Motor Co., Ltd.(a)	888,100	25,765,545
Japan Tobacco, Inc.	9,000	27,951,100
Meitec Corp.(a)	908,000	16,351,930
Olympus Corp.(a)	808,400	19,115,102
OMRON Corp.	948,300	20,487,694
Rohm Co., Ltd.	895,200	53,411,651
Sumitomo Mitsui Financial Group, Inc.	1,126,900	31,780,813
Toyota Motor Corp.	1,699,700	58,392,170

		354,790,211

Luxembourg - 0.9%
ArcelorMittal	689,300	18,425,625

Mexico - 3.2%
Fomento Economico Mexicano, S.A.B de C.V. (ADR)	691,300	29,829,595
Grupo Televisa S.A. (ADR)	1,992,286	34,685,699

		64,515,294

Security Description	Shares/Par Amount	Value

Netherlands - 2.9%
Akzo Nobel N.V.	472,000	$24,539,442
Heineken Holding N.V.	877,000	32,157,554

		56,696,996

South Korea - 2.3%
KT&G Corp.	372,200	18,300,902
Samsung Electronics Co., Ltd.	43,500	27,313,119

		45,614,021

Spain - 2.7%
Banco Santander S.A.	5,115,900	54,030,326

Sweden - 2.4%
Assa Abloy AB - Class B(a)	2,367,800	47,495,424

Switzerland - 18.9%
Adecco S.A.(a)	1,074,300	50,702,476
Compagnie Financiere Richemont S.A.	1,503,200	52,311,778
Credit Suisse Group AG	1,721,100	64,703,416
Geberit AG	37,400	5,801,345
Givaudan S.A.	24,100	20,376,057
Kuehne & Nagel International AG	258,100	26,444,436
Nestle S.A.	674,000	32,529,536
Novartis AG	836,000	40,571,038
Swatch Group AG	98,500	27,574,145
UBS AG*	4,150,247	55,029,167

		376,043,394

United Kingdom - 17.0%
BAE Systems Plc	4,885,000	22,703,304
British Sky Broadcasting Group Plc	3,661,600	38,206,292
Diageo Plc	3,778,900	59,235,551
G4S Plc	13,630,600	54,031,843
GlaxoSmithKline Plc	2,264,700	38,395,654
Reed Elsevier Plc	6,509,500	48,074,400
Schroders Plc(a)	1,662,500	29,123,548
Signet Jewelers, Ltd.*(a)	1,316,292	36,198,030
Wolseley Plc*	596,200	11,660,694

		337,629,316

Total Common Stocks (Cost $1,980,524,963)		1,913,160,869

Short-Term Investments -7.9%
Mutual Funds - 5.1%
State Street Navigator Securities Lending Prime Portfolio(b)	101,817,524	101,817,524

Repurchase Agreements - 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $4,088,437 on 07/01/10 collateralized by $4,165,000 Federal National Mortgage Association at 2.000% due 12/16/13 with a value of $4,170,206.	$4,088,437	4,088,437

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Harris Oakmark International Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreements - continued
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $52,161,563 on 07/01/10 collateralized by $50,305,000 U.S. Treasury Note at 2.750% due 10/31/13 with a value of $53,207,599.	$52,161,563	$52,161,563

Total Short-Term Investments (Cost $158,067,524)		158,067,524

Total Investments - 104.1% (Cost $2,138,592,487#)		2,071,228,393

Other Assets and Liabilities (net) - (4.1)%		(81,935,112)

Net Assets - 100.0%		$1,989,293,281

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $144,796,368 and $212,160,462, respectively, resulting in a net unrealized depreciation of $67,364,094.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $96,466,742 and the collateral received consisted of cash in the amount of $101,817,524. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of June 30, 2010 (Unaudited)
% of Net Assets
Media	12.2
Capital Markets	10.8
Commercial Banks	7.8
Beverages	7.5
Automobiles	6.5
Professional Services	5.1
Textiles, Apparel & Luxury Goods	4.7
Food Products	4.4
Commercial & Professional Services	4.3
Semiconductors & Semiconductor Equipment	4.1

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Harris Oakmark International Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$58,979,195	$—	$58,979,195
Canada	27,662,062	—	—	27,662,062
France	—	260,364,182	—	260,364,182
Germany	—	153,655,852	—	153,655,852
Ireland	—	49,080,215	—	49,080,215
Israel	2,867,300	—	—	2,867,300
Italy	—	5,311,456	—	5,311,456
Japan	—	354,790,211	—	354,790,211
Luxembourg	—	18,425,625	—	18,425,625
Mexico	64,515,294	—	—	64,515,294
Netherlands	—	56,696,996	—	56,696,996
South Korea	—	45,614,021	—	45,614,021
Spain	—	54,030,326	—	54,030,326
Sweden	—	47,495,424	—	47,495,424
Switzerland	—	376,043,394	—	376,043,394
United Kingdom	36,198,030	301,431,286	—	337,629,316
Total Common Stocks	131,242,686	1,781,918,183	—	1,913,160,869
Short-Term Investments
Mutual Funds	101,817,524	—	—	101,817,524
Repurchase Agreements	—	56,250,000	—	56,250,000
Total Short-Term Investments	101,817,524	56,250,000	—	158,067,524
Total Investments	$233,060,210	$1,838,168,183	$—	$2,071,228,393

Forward Contracts**
Forward Contracts to Sell (Appreciation)	$—	$16,356,677	$—	$16,356,677
Forward Contracts to Sell (Depreciation)	—	(1,219,364)	—	(1,219,364)
Total Forward Contracts	—	15,137,313	—	15,137,313

**	Derivative instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

See accompanying notes to financial statements.

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Harris Oakmark International Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$2,014,978,393
Repurchase Agreements	56,250,000
Cash	529
Cash denominated in foreign currencies (c)	4,647,055
Receivable for investments sold	23,367,392
Receivable for shares sold	791,430
Dividends receivable	4,702,768
Interest receivable	67
Unrealized appreciation on forward foreign currency exchange contracts	16,356,677

Total assets	2,121,094,311

Liabilities
Payables for:
Investments purchased	26,241,665
Shares redeemed	888,490
Unrealized depreciation on forward foreign currency exchange contracts	1,219,364
Collateral for securities loaned	101,817,524
Accrued Expenses:
Management fees	1,278,219
Distribution and service fees - Class B	150,573
Distribution and service fees - Class E	14,677
Administration fees	10,489
Custodian and accounting fees	34,645
Deferred trustees’ fees	11,173
Other expenses	134,211

Total liabilities	131,801,030

Net Assets	$1,989,293,281

Net Assets Represented by
Paid in surplus	$2,531,023,931
Accumulated net realized loss	(512,218,221)
Unrealized depreciation on investments and foreign currency transactions	(52,213,468)
Undistributed net investment income	22,701,039

Net Assets	$1,989,293,281

Net Assets
Class A	$1,153,608,198

Class B	720,362,501

Class E	115,322,582

Capital Shares Outstanding*
Class A	103,615,570

Class B	65,429,214

Class E	10,433,610

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.13

Class B	11.01

Class E	11.05

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $2,082,342,487.
(b)	Includes securities loaned at value of $96,466,742.
(c)	Identified cost of cash denominated in foreign currencies was $4,649,777.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$31,261,222
Interest (b)	1,271,790

Total investment income	32,533,012

Expenses
Management fees	7,734,094
Administration fees	59,699
Custodian and accounting fees	513,331
Distribution and service fees - Class B	917,152
Distribution and service fees - Class E	93,608
Audit and tax services	16,815
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	86,027
Insurance	5,256
Miscellaneous	6,552

Total expenses	9,462,259
Less management fee waiver	(124,739)

Net expenses	9,337,520

Net investment income	23,195,492

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain on:
Investments	40,890,630
Foreign currency transactions	4,291,715

Net realized gain on investments and foreign currency transactions	45,182,345

Net change in unrealized appreciation (depreciation) on:
Investments	(213,872,913)
Foreign currency transactions	14,698,865

Net change in unrealized depreciation on investments and foreign currency transactions	(199,174,048)

Net realized and unrealized loss on investments and foreign currency transactions	(153,991,703)

Net Decrease in Net Assets from Operations	$(130,796,211)

(a)	Net of foreign withholding taxes of $3,792,640.
(b)	Includes income on securities loaned of $1,276,631.

See accompanying notes to financial statements.

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Harris Oakmark International Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$23,195,492	$22,102,983
Net realized gain (loss) on investments and foreign currency transactions	45,182,345	(269,983,848)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(199,174,048)	933,500,847

Net increase (decrease) in net assets resulting from operations	(130,796,211)	685,619,982

Distributions to Shareholders
From net investment income
Class A	(23,569,549)	(67,860,377)
Class B	(14,825,565)	(41,341,914)
Class E	(2,584,459)	(7,308,464)
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(40,979,573)	(116,510,755)

Net increase in net assets from capital share transactions	242,559,937	158,166,018

Net Increase in Net Assets	70,784,153	727,275,245
Net assets at beginning of period	1,918,509,128	1,191,233,883

Net assets at end of period	$1,989,293,281	$1,918,509,128

Undistributed net investment income at end of period	$22,701,039	$40,485,120

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	16,222,288	$200,043,718	25,272,306	$226,728,889
Reinvestments	1,857,332	23,569,549	8,579,062	67,860,377
Redemption	(4,297,840)	(51,328,073)	(22,959,805)	(224,356,002)

Net increase	13,781,780	$172,285,194	10,891,563	$70,233,264

Class B
Sales	9,411,971	$112,589,187	11,712,538	$118,183,738
Reinvestments	1,181,320	14,825,565	5,279,938	41,341,914
Redemptions	(4,824,818)	(56,581,453)	(8,511,114)	(81,386,985)

Net increase	5,768,473	$70,833,299	8,481,362	$78,138,667

Class E
Sales	994,792	$12,110,732	2,415,781	$24,820,862
Reinvestments	205,116	2,584,459	929,830	7,308,464
Redemptions	(1,302,262)	(15,253,747)	(2,395,023)	(22,335,239)

Net increase (decrease)	(102,354)	$(558,556)	950,588	$9,794,087

Increase derived from capital shares transactions		$242,559,937		$158,166,018

See accompanying notes to financial statements.

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Harris Oakmark International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.05	$8.57	$17.27	$19.03	$16.23	$14.36

Income (Loss) from Investment Operations
Net Investment Income(a)	0.15	0.15	0.40	0.33	0.31	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.81)	4.17	(6.46)	(0.35)	4.20	1.87

Total From Investment Operations	(0.66)	4.32	(6.06)	(0.02)	4.51	2.08

Less Distributions
Dividends from Net Investment Income	(0.26)	(0.84)	(0.28)	(0.18)	(0.49)	(0.02)
Distributions from Net Realized Capital Gains	—	—	(2.36)	(1.56)	(1.22)	(0.19)

Total Distributions	(0.26)	(0.84)	(2.64)	(1.74)	(1.71)	(0.21)

Net Asset Value, End of Period	$11.13	$12.05	$8.57	$17.27	$19.03	$16.23

Total Return (%)	(5.76)	55.46	(40.72)	(0.86)	29.20	14.48

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.84 *	0.83	0.85	0.86	0.97	0.94
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.85 *	0.84	0.85	0.86	0.98	0.96
Ratio of Net Investment Income to Average Net Assets (%)	2.45 *	1.58	3.18	1.76	1.77	1.37
Portfolio Turnover Rate (%)	27.5	54.7	52.7	49.6	45.9	11.5
Net Assets, End of Period (in millions)	$1,153.6	$1,082.1	$676.3	$1,458.3	$1,037.0	$644.5

	Class B
	Six Months Ended June 20, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.91	$8.47	$17.09	$18.87	$16.11	$14.27

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.13	0.36	0.30	0.26	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.79)	4.11	(6.39)	(0.36)	4.17	1.86

Total From Investment Operations	(0.66)	4.24	(6.03)	(0.06)	4.43	2.03

Less Distributions
Dividends from Net Investment Income	(0.24)	(0.80)	(0.23)	(0.16)	(0.45)	—
Distributions from Net Realized Capital Gains	—	—	(2.36)	(1.56)	(1.22)	(0.19)

Total Distributions	(0.24)	(0.80)	(2.59)	(1.72)	(1.67)	(0.19)

Net Asset Value, End of Period	$11.01	$11.91	$8.47	$17.09	$18.87	$16.11

Total Return (%)	(5.82)	55.06	(40.88)	(1.12)	28.85	14.24

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.09 *	1.08	1.10	1.10	1.22	1.19
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.10 *	1.09	1.10	1.10	1.23	1.20
Ratio of Net Investment Income to Average Net Assets (%)	2.16 *	1.30	2.93	1.60	1.49	1.11
Portfolio Turnover Rate (%)	27.5	54.7	52.7	49.6	45.9	11.5
Net Assets, End of Period (in millions)	$720.4	$710.5	$433.4	$862.6	$856.2	$554.3

Please	see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Harris Oakmark International Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.96	$8.50	$17.14	$18.91	$16.14	$14.30

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.13	0.38	0.33	0.27	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.80)	4.14	(6.42)	(0.37)	4.18	1.85

Total from Investment Operations	(0.67)	4.27	(6.04)	(0.04)	4.45	2.04

Less Distributions
Dividends from Net Investment Income	(0.24)	(0.81)	(0.24)	(0.17)	(0.46)	(0.01)
Distributions from Net Realized Capital Gains	—	—	(2.36)	(1.56)	(1.22)	(0.19)

Total Distributions	(0.24)	(0.81)	(2.60)	(1.73)	(1.68)	(0.20)

Net Asset Value, End of Period	$11.05	$11.96	$8.50	$17.14	$18.91	$16.14

Total Return (%)	(5.82)	55.27	(40.82)	(1.00)	28.98	14.27

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.99 *	0.98	1.00	1.00	1.13	1.09
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.00 *	0.99	1.00	1.00	1.13	1.10
Ratio of Net Investment Income to Average Net Assets (%)	2.24 *	1.37	3.07	1.75	1.54	1.25
Portfolio Turnover Rate (%)	27.5	54.7	52.7	49.6	45.9	11.5
Net Assets, End of Period (in millions)	$115.3	$126.0	$81.5	$198.8	$221.0	$130.4

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

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Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Harris Oakmark International Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

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Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Harris Associates L.P. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets
$7,734,094	0.85%	First $100 Million
	0.80%	$100 Million to $1 Billion
	0.75%	Over $1 Billion

Effective January 1, 2009, the Subadviser reduced the subadvisory fee it charges to the Adviser for managing the Portfolio. This fee change reduced the subadvisory fee charged on the Portfolio’s average daily net assets in excess of $1 billion. In connection with this change in the subadvisory fee, the Adviser agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser . MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser . The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

14

MET INVESTORS SERIES TRUST

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government
$—	$765,171,773	$—	$529,914,969

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

At June 30, 2010, the Portfolio had following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$16,356,677	Unrealized depreciation on forward foreign currency exchange contracts	$(1,219,364)

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

Foreign Currency Exchange

Location Statement of Operations - Net Realized Gain (Loss)

Foreign currency transactions	$4,291,715

Location Statement of Operations - Net Change in Unrealized Gain (Loss)

Foreign currency transactions	$14,651,394

For the six months ended June 30, 2010, the average per contract outstanding for each derivative type was as follows:

Average Number of Notional Amounts(a)	Foreign Currency Risk

Foreign currency transactions	$257,958,415

(a)	Amount represents average notional amounts.

15

MET INVESTORS SERIES TRUST

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts

Open forward foreign currency exchange contracts at June 30, 2010 were as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/24/2010	State Street Bank and Trust Company	21,500,000	CHF	$19,984,245	$21,092,907	$1,108,662
10/25/2010	State Street Bank and Trust Company	36,600,000	CHF	34,045,537	36,556,132	2,510,595
9/15/2010	State Street Bank and Trust Company	35,100,000	EUR	43,157,027	51,281,100	8,124,073
10/25/2010	State Street Bank and Trust Company	16,900,000	EUR	20,784,102	25,342,902	4,558,800
9/7/2010	State Street Bank and Trust Company	1,900,000,000	JPY	21,491,093	20,609,611	(881,482)
11/29/2010	State Street Bank and Trust Company	500,000,000	JPY	5,665,164	5,719,711	54,547
3/1/2011	State Street Bank and Trust Company	3,890,000,000	JPY	44,163,805	43,851,738	(312,067)
7/1/2011	State Street Bank and Trust Company	1,890,000,000	JPY	21,522,386	21,496,571	(25,815)

						$15,137,313

CHF - Swiss Franc

EUR - Euro

JPY - Japanese Yen

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

16

MET INVESTORS SERIES TRUST

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$116,510,755	$77,794,274	$—	$305,011,063	$116,510,755	$382,805,337

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$40,978,794	$—	$98,452,284	$(509,378,426)	$(369,947,348)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2011		Expiring 12/31/2016	Expiring 12/31/2017	Total

$4,044,771	*	$211,525,343	$293,808,312	$509,378,426

* The Portfolio acquired capital losses in the merger with Mondrian International Stock Portfolio, a series of Travelers Series Trust, on May 1, 2006.

10. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

11. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Invesco Small Cap Growth Portfolio had a return of -1.96%, -2.09% and -1.98% for Class A, B and E Shares, respectively, versus -2.31% for its benchmark, the Russell 2000 Growth Index1.

Market Environment/Conditions

After experiencing steep declines during 2008, the U.S. economy finally began to show signs that the economic contraction was moderating, and equity markets rapidly reversed direction beginning in March 2009. This stock market rally persisted through most of the first three months of 2010. However, the stock market experienced a sharp pull back during May and June of 2010 as investors grew increasingly concerned that sovereign debt issues in Europe would derail the global economic recovery. While the U.S. economy returned to a positive growth rate, investors continued to worry about high unemployment and a still weak housing market.

Portfolio Review/Current Positioning

During the six month reporting period, the Portfolio had negative returns but outperformed versus the Russell 2000 Growth Index.

Outperformance versus the Russell 2000 Growth Index was driven largely by stock selection in several sectors, including health care, consumer discretionary and telecommunication services. The Portfolio’s cash position also contributed to outperformance given the volatile market environment.

The Portfolio outperformed by the widest margin in the health care sector, primarily due to stock selection. Two health care holdings were among the leading contributors to performance during the reporting period: OSI Pharmaceuticals, Inc. and Perrigo Co. We sold the Portfolio’s position in OSI Pharmaceuticals after the company received an acquisition offer at a significant premium from a competitor, locking in gains for our shareholders. The Portfolio also outperformed versus the Russell 2000 Growth Index in the consumer discretionary and telecommunication services sectors. Outperformance in both sectors was driven largely by stock selection.

Some of this outperformance was offset by underperformance in other sectors, including energy, financials, industrials and consumer staples. The Portfolio underperformed by the widest margin in the energy sector, due to both stock selection and an overweight position. Within the energy sector, significant detractors to performance included Goodrich Petroleum Corp. and Carrizo Oil & Gas, Inc. Underperformance in the financials and industrials sectors were also driven primarily by stock selection. Two holdings in the industrials sector were among the leading detractors to portfolio performance: TETRA Technology, Inc. and Energysolutions Inc. Underperformance in the consumer staples sector was due to both stock selection and an underweight position.

During the six month reporting period, the most significant changes to the Portfolio included a reduction in the weights in the information technology and industrials sectors, where we sold several positions in the software, semiconductors and capital goods industry groups. We used the proceeds from these sales to rotate into new positions in the health care, consumer discretionary and consumer staples sectors.

At the close of the reporting period, the Portfolio’s largest overweight sector was financials. Within the financials sector, the Portfolio is overweight in banks and insurance holdings. The Portfolio’s largest underweight sectors included industrials, consumer discretionary and materials.

Juliet Ellis, CFA, Senior Portfolio Manager

Juan Hartsfield, CFA, Portfolio Manager

Clay Manley, CFA, Portfolio Manager

Invesco Advisers, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
TransDigm Group, Inc.	1.5
F5 Networks, Inc.	1.4
Informatica Corp.	1.3
Polycom, Inc.	1.3
Knight Transportation, Inc.	1.3
Chemed Corp.	1.2
Greif, Inc.—Class A	1.2
Regal-Beloit Corp.	1.2
SBA Communications Corp.—Class A	1.1
CoStar Group, Inc.	1.1

Top Sectors

% of Market Value
Non-Cyclical	22.3
Cyclical	16.1
Industrials	14.0
Technology	13.6
Short-Term Investments	12.2
Communications	8.2
Financials	7.4
Energy	4.4
Basic Materials	1.0
Utilities	0.8

2

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Invesco Small Cap Growth Portfolio managed by

Invesco Advisers, Inc. vs. Russell 2000 Growth Index 1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[3]
Invesco Small Cap Growth Portfolio—Class A	-1.96%	17.40%	1.78%	2.23%
Class B	-2.09%	17.07%	1.60%	3.97%
Class E	-1.98%	17.19%	1.71%	2.54%
Russell 2000 Growth Index[1]	-2.31%	17.96%	1.14%	4.53%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 2000 Growth Index is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to-book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/1/02. Index returns are based on an inception date of 10/9/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.88%	$1,000.00	$980.40	$4.32
Hypothetical	0.88%	1,000.00	1,020.43	4.41

Class B
Actual	1.13%	$1,000.00	$979.10	$5.55
Hypothetical	1.13%	1,000.00	1,019.19	5.66

Class E
Actual	1.03%	$1,000.00	$980.20	$5.06
Hypothetical	1.03%	1,000.00	1,019.69	5.16

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 96.7%
Aerospace & Defense - 2.2%
Hexcel Corp.*	503,797	$7,813,892
TransDigm Group, Inc.	295,047	15,056,248

		22,870,140

Air Freight & Logistics - 1.8%
Forward Air Corp.(a)	309,021	8,420,822
Hub Group, Inc.*	348,855	10,469,139

		18,889,961

Airlines - 0.3%
Continental Airlines, Inc. - Class B*(a)	156,412	3,441,064

Auto Components - 1.0%
TRW Automotive Holdings Corp.*(a)	378,265	10,428,766

Biotechnology - 4.6%
Acorda Therapeutics, Inc.*(a)	278,329	8,658,815
AMAG Pharmaceuticals, Inc.*	171,836	5,902,567
BioMarin Pharmaceutical, Inc.*(a)	430,296	8,158,412
Isis Pharmaceuticals, Inc.*(a)	250,865	2,400,778
Martek Biosciences Corp.*(a)	386,184	9,156,423
Myriad Genetics, Inc.*	173,302	2,590,865
United Therapeutics Corp.*(a)	204,297	9,971,736

		46,839,596

Capital Markets - 3.1%
Affiliated Managers Group, Inc.*(a)	128,633	7,817,027
Federated Investors, Inc. - Class B(a)	295,782	6,125,645
Greenhill & Co., Inc.	120,366	7,357,974
optionsXpress Holdings, Inc.*(a)	329,432	5,185,260
Stifel Financial Corp.*(a)	128,542	5,577,437

		32,063,343

Chemicals - 1.0%
Calgon Carbon Corp.*(a)	389,540	5,157,509
Intrepid Potash, Inc.*(a)	275,717	5,395,782

		10,553,291

Commercial & Professional Services - 1.8%
Corrections Corp. of America*	415,072	7,919,574
Fuel Tech, Inc.*	420,217	2,655,771
TETRA Technology, Inc.*(a)	386,152	7,572,441

		18,147,786

Commercial Banks - 2.8%
City National Corp.(a)	157,454	8,066,368
Cullen/Frost Bankers, Inc.(a)	146,020	7,505,428
Huntington Bancshares, Inc.	651,076	3,606,961
SVB Financial Group*(a)	239,238	9,863,783

		29,042,540

Communications Equipment - 3.9%
Ciena Corp.*	548,935	6,960,496
F5 Networks, Inc.*	206,868	14,184,938

Security Description	Shares	Value

Communications Equipment - continued
Harmonic, Inc.*(a)	1,027,986	$5,592,244
Polycom, Inc.*	438,976	13,077,095

		39,814,773

Containers & Packaging - 1.2%
Greif, Inc. - Class A	214,804	11,930,214

Electric Utilities - 1.0%
ITC Holdings Corp.	184,323	9,752,530

Electrical Equipment - 1.2%
Regal-Beloit Corp.	212,199	11,836,460

Electronic Equipment, Instruments & Components - 2.1%
Cogent, Inc.*(a)	792,814	7,143,254
Coherent, Inc.*(a)	219,364	7,524,185
Tech Data Corp.*(a)	186,404	6,639,711

		21,307,150

Energy Equipment & Services - 2.0%
Dril-Quip, Inc.*(a)	148,645	6,543,353
FMC Technologies, Inc.*	143,405	7,551,707
Patterson-UTI Energy, Inc.(a)	504,104	6,487,819

		20,582,879

Food Products - 0.7%
Diamond Foods, Inc.(a)	23,465	964,411
Ralcorp Holdings, Inc.*	103,206	5,655,689

		6,620,100

Health Care Equipment & Supplies - 4.9%
American Medical Systems Holdings, Inc.*(a)	459,076	10,154,761
Gen-Probe, Inc.*(a)	176,447	8,014,223
Insulet Corp.*	375,119	5,645,541
Meridian Bioscience, Inc.(a)	324,379	5,514,443
NuVasive, Inc.*(a)	152,654	5,413,111
Sirona Dental Systems, Inc.*	239,035	8,327,979
Zoll Medical Corp.*	268,554	7,277,813

		50,347,871

Health Care Providers & Services - 5.0%
Chemed Corp.(a)	223,303	12,201,276
Health Management Associates, Inc. - Class A*	976,906	7,590,560
MEDNAX, Inc.*	176,914	9,838,187
PSS World Medical, Inc.*(a)	373,994	7,909,973
RehabCare Group, Inc.*	264,328	5,757,064
VCA Antech, Inc.*(a)	328,753	8,139,924

		51,436,984

Health Care Technology - 1.6%
Eclipsys Corp.*(a)	489,342	8,729,861
Quality Systems, Inc.(a)	138,104	8,008,651

		16,738,512

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Hotels, Restaurants & Leisure - 6.2%
Brinker International, Inc.(a)	475,528	$6,876,135
Buffalo Wild Wings, Inc.*	182,845	6,688,470
Choice Hotels International, Inc.(a)	235,240	7,106,600
Darden Restaurants, Inc.	203,145	7,892,183
Jack in the Box, Inc.*	421,942	8,206,772
P.F. Chang’s China Bistro, Inc.(a)	263,666	10,454,357
Penn National Gaming, Inc.*	348,086	8,040,787
WMS Industries, Inc.*	212,905	8,356,521

		63,621,825

Household Products - 1.0%
Church & Dwight Co., Inc.	170,527	10,693,748

Insurance - 1.5%
Brown & Brown, Inc.	274,997	5,263,443
ProAssurance Corp.*	170,016	9,650,108

		14,913,551

Internet & Catalog Retail - 0.7%
Netflix, Inc.*	68,946	7,490,983

Internet Software & Services - 2.9%
GSI Commerce, Inc.*(a)	314,600	9,060,480
Knot, Inc. (The)*	674,592	5,248,326
Open Text Corp.*(a)	193,079	7,248,186
VistaPrint N.V.*	173,185	8,224,555

		29,781,547

IT Services - 2.2%
Alliance Data Systems Corp.*(a)	124,175	7,390,896
Global Payments, Inc.(a)	178,770	6,532,256
SRA International, Inc.*	413,506	8,133,663

		22,056,815

Leisure Equipment & Products - 0.7%
Pool Corp.	347,344	7,613,781

Life Sciences Tools & Services - 2.2%
PAREXEL International Corp.*(a)	367,475	7,966,858
PerkinElmer, Inc.	375,250	7,756,418
Techne Corp.	123,903	7,118,227

		22,841,503

Machinery - 2.9%
Bucyrus International, Inc.	188,587	8,948,453
Kaydon Corp.(a)	219,601	7,216,089
Lindsay Co.	127,890	4,052,834
Wabtec Corp.	226,311	9,027,546

		29,244,922

Media - 1.4%
DreamWorks Animation SKG, Inc. - Class A*	223,252	6,373,845
National CineMedia, Inc.(a)	467,664	7,791,282

		14,165,127

Security Description	Shares	Value

Metals & Mining - 0.6%
Carpenter Technology Corp.	195,183	$6,407,858

Multiline Retail - 1.0%
Big Lots, Inc.*	303,851	9,750,579

Oil, Gas & Consumable Fuels - 2.8%
Arena Resources, Inc.*	219,186	6,992,034
Bill Barrett Corp.*	232,429	7,151,840
Carrizo Oil & Gas, Inc.*(a)	337,061	5,234,557
Goodrich Petroleum Corp.*(a)	281,463	3,377,556
SandRidge Energy, Inc.*(a)	573,186	3,341,674
Whiting Petroleum Corp.*(a)	35,397	2,775,833

		28,873,494

Personal Products - 0.8%
Nu Skin Enterprises, Inc. - Class A(a)	323,934	8,075,675

Pharmaceuticals - 2.6%
Biovail Corp.(a)	518,208	9,970,322
Medicis Pharmaceutical Corp. - Class A(a)	338,735	7,411,522
Perrigo Co.(a)	149,878	8,853,293

		26,235,137

Professional Services - 1.1%
CoStar Group, Inc.*(a)	278,890	10,820,932

Real Estate Investment Trusts (REITs) - 0.7%
BioMed Realty Trust, Inc.	465,931	7,496,830

Road & Rail - 1.3%
Knight Transportation, Inc.(a)	638,697	12,927,227

Semiconductors & Semiconductor Equipment - 4.6%
Advanced Energy Industries, Inc.*(a)	613,509	7,540,026
Cymer, Inc.*	147,040	4,417,081
Hittite Microwave Corp.*	203,109	9,087,097
Microsemi Corp.*	486,242	7,113,720
Monolithic Power Systems, Inc.*	312,057	5,573,338
ON Semiconductor Corp.*	973,500	6,210,930
Power Integrations, Inc.(a)	213,906	6,886,704

		46,828,896

Software - 10.6%
ANSYS, Inc.*	196,107	7,956,061
Aspen Technology, Inc.*(a)	700,737	7,631,026
Blackboard, Inc.*(a)	201,867	7,535,695
CommVault Systems, Inc.*(a)	341,643	7,686,968
Informatica Corp.*	551,840	13,177,939
Lawson Software, Inc.*	1,200,301	8,762,197
Manhattan Associates, Inc.*(a)	342,983	9,449,182
MICROS Systems, Inc.*	252,751	8,055,174
Nice Systems, Ltd. (ADR)*	297,993	7,595,842
Pegasystems, Inc.(a)	30,383	975,598
Quest Software, Inc.*	476,775	8,601,021

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Software - continued
SonicWALL, Inc.*(a)	315,219	$3,703,823
SuccessFactors, Inc.*	462,188	9,608,889
Websense, Inc.*(a)	428,306	8,094,983

		108,834,398

Specialty Retail - 3.6%
Chico’s FAS, Inc.(a)	555,600	5,489,328
Group 1 Automotive, Inc.*(a)	283,579	6,672,614
Gymboree Corp. (The)*(a)	166,092	7,093,789
Tractor Supply Co.(a)	137,047	8,355,756
Williams-Sonoma, Inc.(a)	387,244	9,611,396

		37,222,883

Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp.*	51,132	7,305,229
Warnaco Group, Inc. (The)*(a)	177,381	6,410,549

		13,715,778

Trading Companies & Distributors - 0.7%
Watsco, Inc.(a)	124,867	7,232,297

Wireless Telecommunication Services - 1.1%
SBA Communications Corp. - Class A*	341,460	11,613,055

Total Common Stocks (Cost $979,666,992)		991,102,801

Short-Term Investments - 13.4%
Mutual Funds - 9.7%
State Street Navigator Securities Lending Prime Portfolio(b)	99,352,975	99,352,975

Repurchase Agreement - 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $38,472,000 on 07/01/10 collateralized by $33,965,000 Federal National Mortgage Association at 5.000% due 03/15/16 with a value of $39,246,558.	$38,472,000	38,472,000

Total Short-Term Investments (Cost $137,824,975)		137,824,975

Total Investments - 110.1% (Cost $1,117,491,967#)		1,128,927,776

Other Assets and Liabilities (net) - (10.1)%		(103,652,303)

Net Assets - 100.0%		$1,025,275,473

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $105,320,397 and $93,884,588, respectively, resulting in a net unrealized appreciation of $11,435,809.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $96,607,379 and the collateral received consisted of cash in the amount of $99,352,975 and non-cash collateral with a value of $112,118. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$991,102,801	$—	$—	$991,102,801
Short-Term Investments
Mutual Funds	99,352,975	—	—	99,352,975
Repurchase Agreement	—	38,472,000	—	38,472,000
Total Short-Term Investments	99,352,975	38,472,000	—	137,824,975
Total Investments	$1,090,455,776	$38,472,000	$—	$1,128,927,776

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$1,090,455,776
Repurchase Agreement	38,472,000
Cash	185
Receivable for investments sold	6,750,012
Receivable for shares sold	317,385
Dividends receivable	448,105
Net variation margin on financial futures contracts	2

Total assets	1,136,443,465

Liabilities
Payables for:
Investments purchased	10,654,594
Shares redeemed	278,224
Collateral for securities loaned	99,352,975
Accrued Expenses:
Management fees	738,763
Distribution and service fees - Class B	47,500
Distribution and service fees - Class E	1,313
Administration fees	5,621
Custodian and accounting fees	3,464
Deferred trustees’ fees	11,173
Other expenses	74,365

Total liabilities	111,167,992

Net Assets	$1,025,275,473

Net Assets Represented by
Paid in surplus	$1,064,238,570
Accumulated net realized loss	(48,725,010)
Unrealized appreciation on investments	11,435,809
Distributions in excess of net investment income	(1,673,896)

Net Assets	$1,025,275,473

Net Assets
Class A	$797,500,736

Class B	217,774,179

Class E	10,000,558

Capital Shares Outstanding*
Class A	72,497,437

Class B	20,214,854

Class E	916,756

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.00

Class B	10.77

Class E	10.91

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,079,019,967.
(b)	Includes securities loaned at value of $96,607,379.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$2,951,590
Interest (b)	113,073

Total investment income	3,064,663

Expenses
Management fees	4,344,747
Administration fees	31,438
Custodian and accounting fees	38,013
Distribution and service fees - Class B	287,952
Distribution and service fees - Class E	8,365
Audit and tax services	15,298
Legal	17,680
Trustees’ fees and expenses	12,198
Shareholder reporting	56,087
Insurance	1,736
Miscellaneous	5,757

Total expenses	4,819,271
Less management fee waiver	(61,986)
Less broker commission recapture	(26,244)

Net expenses	4,731,041

Net investment loss	(1,666,378)

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	13,789,658
Futures contracts	(371,578)

Net realized gain on investments and futures contracts	13,418,080

Net change in unrealized depreciation on investments	(44,682,304)

Net realized and unrealized loss on investments and futures contracts	(31,264,224)

Net Decrease in Net Assets from Operations	$(32,930,602)

(a)	Net of foreign withholding taxes of $13,642.
(b)	Includes net income on securities loaned of $111,615.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(1,666,378)	$(267,975)
Net realized gain (loss) on investments and futures contracts	13,418,080	(10,529,104)
Net change in unrealized appreciation (depreciation) on investments	(44,682,304)	235,951,047

Net increase (decrease) in net assets resulting from operations	(32,930,602)	225,153,968

Distributions to Shareholders
From net investment income
Class A	—	—
Class B	—	—
Class E	—	—
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	—	—

Net increase in net assets from capital share transactions	106,075,760	186,414,594

Net Increase in Net Assets	73,145,158	411,568,562
Net assets at beginning of period	952,130,315	540,561,753

Net assets at end of period	$1,025,275,473	$952,130,315

Distributions in excess of net investment income at end of period	$(1,673,896)	$(7,518)

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	13,073,620	$162,700,300	25,271,381	$231,603,368
Reinvestments	—	—	—	—
Redemption	(4,683,656)	(56,641,176)	(5,587,900)	(51,676,188)

Net increase	8,389,964	$106,059,124	19,683,481	$179,927,180

Class B
Sales	2,293,166	$26,605,875	3,811,984	$35,451,595
Reinvestments	—	—	—	—
Redemptions	(2,245,496)	(25,488,606)	(3,061,343)	(28,043,543)

Net increase	47,670	$1,117,269	750,641	$7,408,052

Class E
Sales	80,639	$932,165	208,208	$1,909,106
Reinvestments	—	—	—	—
Redemptions	(176,391)	(2,032,798)	(315,689)	(2,829,744)

Net decrease	(95,752)	$(1,100,633)	(107,481)	$(920,638)

Increase derived from capital shares transactions		$106,075,760		$186,414,594

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.22	$8.36	$14.86	$13.53	$13.66	$12.84

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	(0.02)	0.00 +	(0.01)	(0.06)	(0.08)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	2.86	(5.35)	1.60	1.97	1.18

Total from Investment Operations	(0.22)	2.86	(5.36)	1.54	1.89	1.11

Less Distributions
Dividends from Net Investment Income	—	—	—	—	—	—
Distributions from Net Realized Capital Gains	—	—	(1.14)	(0.21)	(2.02)	(0.29)

Total Distributions	—	—	(1.14)	(0.21)	(2.02)	(0.29)

Net Asset Value, End of Period	$11.00	$11.22	$8.36	$14.86	$13.53	$13.66

Total Return (%)	(1.96)	34.21	(38.60)	11.40	13.91	8.59

Ratio/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.88 *	0.90	0.89	0.92	0.97	0.99%
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.89 *	0.90	0.89	0.92	0.98	0.96 (b)
Ratio of net Investment Income (loss) to Average Net Assets (%)	(0.27)*	0.03	(0.07)	(0.42)	(0.58)	(0.53)
Portfolio Turnover Rate (%)	12. 2	31.4	43.0	33.6	56.4	74.8
Net Assets, End of Period (in millions)	$797.5	$719.1	$371.6	$587.1	$329.3	$215.4

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.00	$8.22	$14.66	$13.39	$13.51	$12.74

Income (Loss) from Investment Operations
Net Investment Loss(a)	(0.03)	(0.02)	(0.04)	(0.10)	(0.11)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	2.80	(5.26)	1.58	2.01	1.16

Total from Investment Operations	(0.23)	2.78	(5.30)	1.48	1.90	1.06

Less Distributions
Dividends from Net Investment Income	—	—	—	—	—	—
Distributions from Net Realized Capital Gains	—	—	(1.14)	(0.21)	(2.02)	(0.29)

Total Distributions	—	—	(1.14)	(0.21)	(2.02)	(0.29)

Net Asset Value, End of Period	$10.77	$11.00	$8.22	$14.66	$13.39	$13.51

Total Return (%)	(2.09)	33.82	(38.73)	11.07	14.18	8.27

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.13 *	1.15	1.14	1.16	1.21	1.25
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.14 *	1.15	1.14	1.17	1.23	1.20 (b)
Ratio of Net Investment Loss to Average Net Assets (%)	(0.52)*	(0.23)	(0.33)	(0.69)	(0.83)	(0.80)
Portfolio Turnover Rate (%)	12.2	31.4	43.0	33.6	56.4	74.8
Net Assets, End of Period (in millions)	$217.8	$221.8	$159.7	$292.0	$299.7	$297.1

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Years Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.13	$8.31	$14.80	$13.50	$13.60	$12.80

Income (Loss) from Investment Operations
Net Investment Loss (a)	(0.02)	(0.01)	(0.03)	(0.09)	(0.10)	(0.09)
Net Realized/Unrealized Gain (Loss) on Investments	(0.20)	2.83	(5.32)	1.60	2.02	1.18

Total From Investment Operations	(0.22)	2.82	(5.35)	1.51	1.92	1.09

Less Distributions
Dividends from Net Investment Income	—	—	—	—	—	—
Distributions from Net Realized Capital Gains	—	—	(1.14)	(0.21)	(2.02)	(0.29)

Total Distributions	—	—	(1.14)	(0.21)	(2.02)	(0.29)

Net Asset Value, End of Period	$10.91	$11.13	$8.31	$14.80	$13.50	$13.60

Total Return (%)	(1.98)	33.94	(38.70)	11.20	14.25	8.46

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.03 *	1.05	1.04	1.07	1.11	1.15
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.04 *	1.05	1.04	1.07	1.13	1.11 (b)
Ratio of Net Investment Loss to Average Net Assets (%)	(0.42)*	(0.13)	(0.23)	(0.58)	(0.73)	(0.70)
Portfolio Turnover Rate (%)	12.2	31.4	43.0	33.6	56.4	74.8
Net Assets, End of Period (in millions)	$10.0	$11.3	$9.3	$17.9	$15.4	$13.4

*	Annualized
+	Net investment income was less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Invesco Small Cap Growth Portfolio (formerly Met/AIM Small Cap Growth Portfolio) (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

13

MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Invesco Advisers, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

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MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$4,344,747	0.88%	First $500 Million

	0.83%	Over $500 Million

Effective November 12, 2009, the subadviser reduced the subadvisory fee it charges to the Adviser for managing the Portfolio. This fee change reduced the subadvisory fee charged on the Portfolio’s average daily net assets in excess of $250 million but less than $500 million. In connection with this change in the subadvisory fee, the Adviser agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$194,517,911	$—	$120,471,183

5. Investment in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

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MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investment in Derivative Instruments - continued

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2010, the Portfolio entered into equity index futures contracts which were subject to equity price risk. At June 30, 2010, the Portfolio did not have any open futures contacts. During the period April 29 – April 30, 2010, the Portfolio had 1,295 in equity index futures contracts. For the six months ended June 30, 2010, the Portfolio had realized losses in the amount of ($371,578) which is shown under Net realized gain (loss) on futures contracts in the Statement of Operations.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$—	$5,757,072	$—	$65,236,513	$—	$70,993,585

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$—	$—	$55,028,844	$(61,053,823)	$(6,024,979)

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MET INVESTORS SERIES TRUST

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Income Tax Information - continued

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$50,438,587	$10,615,236	$61,053,823

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

Janus Forty Portfolio

Managed by Janus Capital Management LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Janus Forty Portfolio had a return of -10.65%, -10.75% and -10.72% for Class A, B and E Shares, respectively, versus -7.65% for its benchmark, the Russell 1000 Growth Index1.

Market Environment/Conditions

Equity markets managed to sustain the rally that began in early March 2009 through April of the current period as economic momentum and positive earnings surprises provided a tailwind for equity prices. Concerns over sovereign creditworthiness in Europe, moderating economic data out of the U.S. and slowing growth in China set the tone for the latter half of the period. Mid-cap and small-cap indices outperformed large caps, while value-style indices topped growth. Energy and utilities led the Russell 1000 Growth Index lower. The best performing sectors included telecommunications and industrials. Commodities were mixed led by gains in gold and other precious metals, while natural gas was among the weakest performers.

Portfolio Review/Current Positioning

Weak performing holdings within health care, consumer discretionary and financials drove the Portfolio’s underperformance during the period. Meanwhile, our selections within information technology provided the largest boost to relative results.

Research In Motion, Ltd. (RIM), a maker of wireless communication devices, declined during the first half of 2010 amid an earnings disappointment and competitive pressures. While we still think RIM will be a key beneficiary of growing demand for smart phones worldwide, we trimmed our exposure to RIM given the changing competitive dynamics. It was a tough environment for Internet company Google, Inc., which saw the value of its European business decline amid weakness in the euro. We still think the company can improve its dominant market share by expanding its search technology across different areas, such as mobile devices. We continue to see strong growth potential worldwide over the long term for the company as its Android phones gain greater market share internationally.

Exposure to the euro and patent risks weighed on shares of biotechnology company Gilead Sciences, Inc. during the period. We think the company has attractive cash flows and growth potential. In addition, we have confidence in management’s ability to ensure profitability over the long term.

Apple, Inc. remained a top contributor amid continued market share gains and the launch of the iPad and iPhone 4. We think the company remains a dominant player in the smart phone market and that its hardware and software integration remains a key driver of its market share gains in the personal computing space. Salesforce.com Inc., a provider of enterprise and cloud computing applications, performed well during the period as it continued to grow its business rapidly. While we think the company’s competitive advantage is its enterprise and client relationship management platform, which has attracted both developers and customers, we trimmed the position late in the period.

Bank of America Corp. (BAC) was another contributor to relative results, despite retreating later in the period amid the European sovereign debt crisis and concerns over the company’s exposure to the problems. We think BAC has good earnings power given its dominant banking and brokerage franchises.

We continue to focus on businesses we believe have multiyear opportunities to grow market share and improve margins. Examples include retailers with growing brand recognition worldwide and U.S. automakers that have taken advantage of the dislocations within the industry. We reduced our exposure to consumer-technology related names but continue to favor technology companies that are gaining market share and could benefit from increased business spending. In this challenging environment, our main focus continues to be individual stock selection and finding companies that are also not dependent on macroeconomic growth for their success. We continue to look for opportunities with company-specific drivers that suggest a long-term distinct competitive advantage, both in the U.S. and abroad.

Ron Sachs, CFA

Portfolio Manager

Janus Capital Management LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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MET INVESTORS SERIES TRUST

Janus Forty Portfolio

Managed by Janus Capital Management LLC

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Apple, Inc.	11.4
Celgene Corp.	7.8
Cisco Systems, Inc.	5.7
Oracle Corp.	4.6
Anheuser-Busch InBev N.V.	4.2
Bank of America Corp.	4.1
Gilead Sciences, Inc.	3.9
Google, Inc. - Class A	3.3
Fixed Income Clearing Corp.	3.1
Yahoo!, Inc.	3.1

Top Sectors

% of Market Value
Non-Cyclical	19.4
Technology	18.0
Communications	16.9
Financials	16.6
Short-Term Investments	10.0
Cyclical	6.5
Industrials	6.4
Basic Materials	3.7
Energy	2.5

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Janus Forty Portfolio

Janus Forty Portfolio managed by Janus Capital Management LLC vs.
Russell 1000 Growth Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Janus Forty Portfolio—Class A	-10.65%	6.76%	2.42%	-2.56%	—
Class B	-10.75%	6.52%	—	—	-3.13%
Class E	-10.72%	6.61%	—	—	-3.04%
Russell 1000 Growth Index[1]	-7.65%	13.62%	0.38%	-5.14%

The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Russell 1000 Growth Index is an unmanaged measure the performance of the largest capitalized U.S. companies, with the Russell 1000 companies, that have higher price-to-book ratios and higher forecasted growth values.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class A shares is 03/19/1982. Inception of Class B and Class E shares is 04/28/2007.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

Janus Forty Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.66%	$1,000.00	$893.50	$3.10
Hypothetical	0.66%	1,000.00	1,021.52	3.31

Class B
Actual	0.91%	$1,000.00	$892.50	$4.27
Hypothetical	0.91%	1,000.00	1,020.28	4.56

Class E
Actual	0.81%	$1,000.00	$892.80	$3.80
Hypothetical	0.81%	1,000.00	1,020.78	4.06

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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Janus Forty Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 96.5%
Aerospace & Defense - 1.4%
Precision Castparts Corp.(a)	214,145	$22,039,803

Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	384,195	21,856,854

Automobiles - 2.2%
Ford Motor Co.*(a)	3,319,005	33,455,570

Beverages - 4.2%
Anheuser-Busch InBev N.V.	1,339,643	64,674,626

Biotechnology - 12.4%
Celgene Corp.*(a)	2,379,342	120,918,160
Gilead Sciences, Inc.*(a)	1,746,700	59,876,876
Vertex Pharmaceuticals, Inc.*(a)	322,035	10,594,952

		191,389,988

Capital Markets - 3.0%
Charles Schwab Corp. (The)(a)	2,058,048	29,183,120
Goldman Sachs Group, Inc. (The)	130,495	17,130,079

		46,313,199

Chemicals - 0.9%
Israel Chemicals, Ltd.	1,374,814	14,372,953

Commercial Banks - 1.8%
Standard Chartered Plc	1,134,182	27,544,346

Communications Equipment - 8.7%
Cisco Systems, Inc.*	4,114,140	87,672,324
Research In Motion, Ltd.*	967,151	47,641,858

		135,314,182

Computers & Peripherals - 11.5%
Apple, Inc.*	705,117	177,358,079

Diversified Financial Services - 8.5%
Bank of America Corp.	4,400,885	63,240,717
CME Group, Inc. - Class A(a)	109,060	30,705,843
JPMorgan Chase & Co.	1,036,300	37,938,943

		131,885,503

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp. - Class A(a)	398,530	15,654,258
Tyco Electronics, Ltd.	1,208,560	30,673,253

		46,327,511

Food & Staples Retailing - 2.7%
CVS Caremark Corp.	1,448,812	42,479,168

Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	191,790	28,421,360

Household Durables - 1.0%
LG Electronics, Inc.	209,572	16,003,715

Security Description	Shares	Value

Household Products - 2.4%
Colgate-Palmolive Co.(a)	272,630	$21,472,339
Reckitt Benckiser Group Plc	334,723	15,489,355

		36,961,694

Insurance - 3.7%
ACE, Ltd.	541,595	27,881,310
Prudential Plc	3,966,660	29,742,459

		57,623,769

Internet Software & Services - 6.4%
Google, Inc. - Class A*	113,645	50,566,343
Yahoo!, Inc.*(a)	3,470,270	47,993,834

		98,560,177

Media - 3.0%
News Corp. - Class A	3,930,645	47,010,514

Metals & Mining - 3.1%
Ivanhoe Mines, Ltd.*(a)	2,974,485	38,787,284
Vale S.A. (ADR)(a)	344,567	8,390,207

		47,177,491

Oil, Gas & Consumable Fuels - 2.6%
BG Group Plc	930,764	13,783,713
Petroleo Brasileiro S.A. (ADR)(a)	788,115	27,048,107

		40,831,820

Real Estate Management & Development - 0.8%
Hang Lung Properties, Ltd.	3,317,000	12,785,509

Software - 4.8%
Oracle Corp.	3,318,105	71,206,533
Salesforce.com, Inc.*(a)	35,279	3,027,644

		74,234,177

Specialty Retail - 2.1%
Limited Brands, Inc.(a)	1,460,865	32,241,291

Wireless Telecommunication Services - 3.1%
America Movil S.A.B. de C.V. (ADR)	247,590	11,760,525
Crown Castle International Corp.*(a)	963,860	35,913,424

		47,673,949

Total Common Stocks (Cost $1,410,505,186)		1,494,537,248

Short-Term Investments - 10.7%
Mutual Funds - 7.6%
State Street Navigator Securities Lending Prime Portfolio(b)	117,736,409	117,736,409

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Janus Forty Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreement - 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $48,180,000 on 07/01/10 collateralized by $43,395,000 Federal Home Loan Mortgage Corp. at 4.750% due 11/17/15 with a value of $49,144,838.	$48,180,000	$48,180,000

Total Short-Term Investments (Cost $165,916,409)		165,916,409

TOTAL INVESTMENTS - 107.2% (Cost $1,576,421,595#)		1,660,453,657

Other Assets and Liabilities (net) - (7.2)%		(111,274,603)

NET ASSETS - 100.0%		$1,549,179,054

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $183,265,248 and $99,233,186, respectively, resulting in a net unrealized appreciation of $84,032,062.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $114,314,666 and the collateral received consisted of cash in the amount of $117,736,409 and non-cash collateral with a value of $77,900. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$22,039,803	$—	$—	$22,039,803
Air Freight & Logistics	21,856,854	—	—	21,856,854
Automobiles	33,455,570	—	—	33,455,570
Beverages	—	64,674,626	—	64,674,626
Biotechnology	191,389,988	—	—	191,389,988
Capital Markets	46,313,199	—	—	46,313,199
Chemicals	—	14,372,953	—	14,372,953
Commercial Banks	—	27,544,346	—	27,544,346
Communications Equipment	135,314,182	—	—	135,314,182
Computers & Peripherals	177,358,079	—	—	177,358,079
Diversified Financial Services	131,885,503	—	—	131,885,503
Electronic Equipment, Instruments & Components	46,327,511	—	—	46,327,511
Food & Staples Retailing	42,479,168	—	—	42,479,168
Health Care Equipment & Supplies	28,421,360	—	—	28,421,360
Household Durables	—	16,003,715	—	16,003,715
Household Products	21,472,339	15,489,355	—	36,961,694
Insurance	27,881,310	29,742,459	—	57,623,769
Internet Software & Services	98,560,177	—	—	98,560,177
Media	47,010,514	—	—	47,010,514
Metals & Mining	47,177,491	—	—	47,177,491
Oil, Gas & Consumable Fuels	27,048,107	13,783,713	—	40,831,820
Real Estate Management & Development	—	12,785,509	—	12,785,509
Software	74,234,177	—	—	74,234,177
Specialty Retail	32,241,291	—	—	32,241,291
Wireless Telecommunication Services	47,673,949	—	—	47,673,949
Total Common Stocks	1,300,140,572	194,396,676	—	1,494,537,248
Short-Term Investments
Mutual Funds	117,736,409	—	—	117,736,409
Repurchase Agreement	—	48,180,000	—	48,180,000
Total Short-Term Investments	117,736,409	48,180,000	—	165,916,409
Total Investments	$1,417,876,981	$242,576,676	—	$1,660,453,657

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$1,612,273,657
Repurchase Agreement	48,180,000
Cash	35
Cash denominated in foreign currencies (c)	662,452
Receivable for investments sold	7,092,304
Receivable for shares sold	649,603
Dividends receivable	559,195

Total assets	1,669,417,246

Liabilities
Payables for:
Shares redeemed	1,410,427
Collateral for securities loaned	117,736,409
Accrued Expenses:
Management fees	852,667
Distribution and service fees - Class B	66,510
Distribution and service fees - Class E	5,664
Administration fees	8,322
Custodian and accounting fees	16,989
Deferred trustees’ fees	11,173
Other expenses	130,031

Total liabilities	120,238,192

Net Assets	$1,549,179,054

Net Assets Represented by
Paid in surplus	$1,702,166,874
Accumulated net realized loss	(225,032,167)
Unrealized appreciation on investments and foreign currency transactions	84,033,126
Distributions in excess of net investment income	(11,988,779)

Net Assets	$1,549,179,054

Net Assets
Class A	$1,196,763,312

Class B	309,269,968

Class E	43,145,774

Capital Shares Outstanding*
Class A	21,022,353

Class B	5,661,191

Class E	776,028

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$56.93

Class B	54.63

Class E	55.60

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,528,241,595.
(b)	Includes securities loaned at value of $114,314,666.
(c)	Identified cost of cash denominated in foreign currencies was $662,093.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$8,459,705
Interest (b)	113,423

Total investment income	8,573,128

Expenses
Management fees	5,200,298
Administration fees	49,870
Custodian and accounting fees	130,140
Distribution and service fees - Class B	403,330
Distribution and service fees - Class E	36,820
Audit and tax services	16,889
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	38,912
Insurance	8,804
Miscellaneous	6,572

Total expenses	5,921,360
Less broker commission recapture	(25,103)

Net expenses	5,896,257

Net investment income	2,676,871

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	28,861,845
Foreign currency transactions	(257,082)

Net realized gain on investments and foreign currency transactions	28,604,763

Net change in unrealized depreciation on:
Investments	(223,444,408)
Foreign currency transactions	(3,160)

Net change in unrealized depreciation on investments foreign currency transactions	(223,447,568)

Net realized and unrealized loss on investments and foreign currency transactions	(194,842,805)

Net Decrease in Net Assets from Operations	$(192,165,934)

(a)	Net of foreign withholding taxes of $458,082.
(b)	Includes net income on securities loaned of $120,619.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,676,871	$876,366
Net realized gain (loss) on investments and foreign currency transactions	28,604,763	(5,153,009)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(223,447,568)	443,350,990

Net increase (decrease) in net assets resulting from operations	(192,165,934)	439,074,347

Distributions to Shareholders
From net investment income
Class A	(21,788,373)	—
Class B	(5,443,335)	—
Class E	(821,257)	—
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(28,052,965)	—

Net increase in net assets from capital share transactions	132,019,345	406,283,304

Net Increase (Decrease) in Net Assets	(88,199,554)	845,357,651
Net assets at beginning of period	1,637,378,608	792,020,957

Net assets at end of period	$1,549,179,054	$1,637,378,608

Net assets at end of period includes undistributed (distributions in excess) of net investment income	$(11,988,779)	$13,387,315

Other Information:
Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	2,315,139	$153,877,890	8,126,468	$420,922,616
Reinvestments	323,030	21,788,373	—	—
Redemption	(1,254,359)	(80,270,672)	(2,372,175)	(125,767,232)

Net increase	1,383,810	$95,395,591	5,754,293	$295,155,384

Class B
Sales	1,026,574	$63,577,818	2,418,983	$125,901,578
Reinvestments	84,054	5,443,335	—	—
Redemptions	(513,788)	(30,849,504)	(488,824)	(24,469,484)

Net increase	596,840	$38,171,649	1,930,159	$101,432,094

Class E
Sales	61,564	$3,884,852	367,932	$19,285,810
Reinvestments	12,464	821,257	—	—
Redemptions	(100,556)	(6,254,004)	(193,372)	(9,589,984)

Net increase (decrease)	(26,528)	$(1,547,895)	174,560	$9,695,826

Increase derived from capital shares transactions		$132,019,345		$406,283,304

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$64.76	$45.22	$83.81	$77.64	$78.28	$66.23

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.12	0.07	0.02	0.17	0.14	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(6.83)	19.47	(32.34)	20.21	2.13	12.09

Total From Investment Operations	(6.71)	19.54	(32.32)	20.38	2.27	12.05

Less Distributions
Dividends from Net Investment Income	(1.12)	—	(4.38)	(0.15)	—	—
Distributions from Net Realized Capital Gains	—	—	(1.89)	(14.06)	(2.91)	—

Total Distributions	(1.12)	—	(6.27)	(14.21)	(2.91)	—

Net Asset Value, End of Period	$56.93	$64.76	$45.22	$83.81	$77.64	$78.28

Total Return (%)	(10.65)	43.21	(41.85)	30.46	3.08	18.19

Ratios/Supplement Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.66 *	0.68	0.67	0.69	0.73	0.78
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.66 *	0.68	0.67	0.70	0.73	0.78
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.38 *	0.12	0.02	0.23	0.19	(0.06)
Portfolio Turnover Rate (%)	17.6	27.0	61.2	30.1	60.5	30.0
Net Assets, End of Period (in millions)	$1,196.8	$1,271.8	$627.8	$1,122.3	$990.1	$1,137.0

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007(b)
Net Asset Value, Beginning of Period	$62.17	$43.52	$81.06	$66.33

Income (Loss) from Investment Operations:
Net Investment Gain (Loss)(a)	0.04	(0.07)	(0.17)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(6.56)	18.72	(31.12)	14.84

Total From Investment Operations	(6.52)	18.65	(31.29)	14.73

Less Distributions
Dividends from Net Investment Income	(1.02)	—	(4.36)	—
Distributions from Net Realized Capital Gains	—	—	(1.89)	—

Total Distributions	(1.02)	—	(6.25)	—

Net Asset Value, End of Period	$54.63	$62.17	$43.52	$81.06

Total Return (%)	(10.75)	42.85	(41.99)	22.21

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.91 *	0.93	0.93	0.96	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.91 *	0.93	0.93	0.96	*
Ratio of Net Investment Income (Loss) to Average Net Assets(%)	0.13 *	(0.13)	(0.27)	(0.21	)*
Portfolio Turnover Rate(%)	17.6	27.0	61.2	30.1
Net Assets, End of Period (in millions)	$309.3	$314.8	$136.4	$47.2

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007(b)
Net Asset Value, Beginning of Period	$63.25	$44.23	$82.22	$67.23

Income (Loss) from Investment Operations
Net Investment Gain (Loss)(a)	0.07	(0.02)	(0.10)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(6.67)	19.04	(31.63)	15.04

Total From Investment Operations	(6.60)	19.02	(31.73)	14.99

Less Distributions
Dividends from Net Investment Income	(1.05)	—	(4.37)	—
Distributions from Net Realized Capital Gains	—	—	(1.89)	—

Total Distributions	(1.05)	—	(6.26)	—

Net Asset Value, End of Period	$55.60	$63.25	$44.23	$82.22

Total Return (%)	(10.72)	43.00	(41.94)	22.30

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.81 *	0.83	0.82	0.86	*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates (%)	0.81 *	0.83	0.83	0.86	*
Ratio of Net Investment Income (Loss) to Average Net Assets(%)	0.23 *	(0.03)	(0.15)	(0.10	)*
Portfolio Turnover Rate (%)	17.6	27.0	61.2	30.1
Net Assets, End of Period (in millions)	43.1	$50.8	$27.8	$14.6

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2007.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Janus Forty Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Janus Forty Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

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Janus Forty Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Advisers (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Advisers is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Janus Capital Management LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$5,200,298	0.65%	First $	1 Billion

	0.60%	Over $	1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$376,229,022	$—	$279,722,363

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

MET INVESTORS SERIES TRUST

Janus Forty Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$—	$65,571,203	$—	$28,388,991	$—	$93,960,194

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$28,052,847	$—	$289,579,603	$(250,393,853)	$67,238,597

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2011		Expiring 12/31/2012		Expiring 12/31/2017	Total

$65,000,371*	$104,924,615	*	$52,569,301	*	$27,899,566	$250,393,853

* On May 1, 2006, the Capital Appreciation Fund, a series of The Travelers Series Trust, was reorganized into the Portfolio. The Portfolio acquired capital losses which are subject to an annual limitation of $45,657,838.

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

15

MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

Managed by Lazard Asset Management LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Lazard Mid Cap Portfolio had a return of -2.22%, -2.41% and -2.34% for Class A, B and E Shares, respectively, versus -2.06% for its benchmark, the Russell Midcap Index1.

Market Environment/Conditions

Volatility returned to the markets over the period, as investors became increasingly wary of a global recovery amid a potential slowdown in China and the ongoing sovereign debt crisis in the Eurozone. Stocks rallied earlier in the year on the back of strong corporate earnings announcements, but failed to maintain the positive momentum, as the U.S. recovery appears to have hit a soft patch with housing, consumer confidence, and retail sales data coming in below expectations. The recent job data also disappointed investors due to weaker-than-expected additions in the private sector, where a recovery is key to improvement in the housing market and consumer spending. A series of recent events, including ongoing financial reforms and the oil spill in the Gulf of Mexico, also hinted at more aggressive government influence on business, which further dampened investors’ sentiment.

By sector, the economically defensive consumer staples outperformed amid the volatile market. The financials sector also performed well on the expectation that the impact of the financial reform legislation may not be as severe as previously expected. Meanwhile, the energy sector underperformed amid concern over the oil spill in the Gulf of Mexico. The information technology sector was also weak due to the potential slowdown in the global recovery.

Portfolio Review/Current Positioning

Stock selection in the industrials sector detracted from returns. Foster Wheeler declined amid concerns about the sustainability of global economic growth, and Corrections Corp. of America, which runs correctional facilities on behalf of the government, was also weak amid concern over tightening state budgets.

Stock selection in health care detracted from performance as well. Warner Chilcott Plc declined on lower-than-expected revenues for the most recent period due to slower sales of Actonel, a drug used in the treatment of osteoporosis.

During the period, the Portfolio benefited from stock selection in the consumer discretionary sector. AutoZone, Inc., an auto parts retailer, reported sales growth well above expectations and further boosted per-share earnings by buying back 3% of its outstanding shares. Shares of Family Dollar Stores, Inc., a national discount retailer, also performed well, as the company’s target consumers have begun to rebound.

Stock selection in the information technology sector also benefited performance. Shares of Fidelity National Information Services, Inc., a payment services provider, rose sharply following news of buyout talks with Blackstone Group. Shares of NetApp, Inc., a data storage provider, rose after the company’s forecast for next quarter’s sales came in higher than expected.

Stock selection in the materials sector helped returns over the period as well. Our positions in Cliffs Natural Resources, Inc. and Ball Corp. performed well. Shares of Ball Corp., a manufacturer of metal and plastic packaging for food and household products, performed well after announcing plans to sell non-core assets and further strengthen its position in China.

During the six-month period, we reduced the Portfolio’s weighting in the consumer discretionary sector by selling stocks such as Darden Restaurants, Inc. and Genuine Parts as they reached their valuation targets. However, a portion of this capital was used to started new positions in retailer TJX Cos., Inc. and Newell Rubbermaid, Inc.

We increased the financials weight in the Portfolio over the period, as we purchased regional bank KeyCorp and added to other regional banks such as Fifth Third Bancorp and City National Corp. Purchases of some real estate investment trusts, such as Macerich Co., Tanger Factory Outlet Centers, Inc., and Digital Realty Trust, Inc., also increased the overall financials weight.

Within health care, we sold Omnicare, as it approached its valuation target, and Talecris Biotherapeutics Holdings Corp. as a result of takeover offer. These sales reduced the sector weight.

The utilities weight increased with purchases of Allegheny Energy, Inc. and EQT Corp. However, we remain underweight the utilities sector.

We reduced our weight in the information technology sector with the sales of VeriSign and Juniper, which had reached their valuation targets. We remained substantially underweight the semiconductors industry within the sector during the period.

Christopher H. Blake, Managing Director, Portfolio Manager/Analyst

Robert A. Failla, CFA, Director, Portfolio Manager/Analyst

Andrew D. Lacey, Deputy Chairman, U.S. and Global Strategies

Lazard Asset Management LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings,

1

MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

Managed by Lazard Asset Management LLC

Portfolio Manager Commentary* (continued)

asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Ball Corp.	3.6
Mattel, Inc.	3.3
Dover Corp.	3.0
Ameriprise Financial, Inc.	2.9
City National Corp.	2.5
American Electric Power Co., Inc.	2.3
Newell Rubbermaid, Inc.	2.1
Analog Devices, Inc.	2.0
Rockwell Collins, Inc.	2.0
Ingram Micro, Inc. - Class A	1.9

Top Sectors

% of Market Value
Short-Term Investments	16.3
Financials	14.4
Non-Cyclical	14.2
Industrials	13.9
Cyclical	13.6
Technology	7.3
Energy	7.0
Communications	5.1
Utilities	4.1
Basic Materials	4.1

2

MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

Lazard Mid Cap Portfolio managed by

Lazard Asset Management LLC vs. Russell Midcap Index 1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[3]
Lazard Mid Cap Portfolio—Class A	-2.22%	23.18%	-0.29%	3.23%
Class B	-2.41%	22.82%	-0.54%	4.01%
Class E	-2.34%	22.96%	-0.44%	2.49%
Russell Midcap Index[1]	-2.06%	25.13%	1.22%	6.88%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Index is an unmanaged measure of performance of the 800 smallest companies in the Russell 1000 Index.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A shares is 1/2/02. Inception of the Class B shares is 10/9/01. Inception of the Class E shares is 4/1/02. Index returns are based on an inception date of 10/9/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 20100	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.74%	$1,000.00	$977.84	$3.63
Hypothetical	0.74%	1,000.00	1,021.12	3.71

Class B
Actual	0.99%	$1,000.00	$975.92	$4.85
Hypothetical	0.99%	1,000.00	1,019.89	4.96

Class E
Actual	0.89%	$1,000.00	$976.58	$4.36
Hypothetical	0.89%	1,000.00	1,020.38	4.46

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 96.5%
Aerospace & Defense - 2.0%
Rockwell Collins, Inc.(a)	233,200	$12,389,916

Beverages - 1.8%
Molson Coors Brewing Co. - Class B(a)	272,200	11,530,392

Biotechnology - 0.5%
Talecris Biotherapeutics Holdings Corp.*	150,800	3,181,880

Capital Markets - 2.9%
Ameriprise Financial, Inc.	497,900	17,989,127

Chemicals - 1.6%
Air Products & Chemicals, Inc.	74,300	4,815,383
Eastman Chemical Co.(a)	97,800	5,218,608

		10,033,991

Commercial & Professional Services - 2.4%
Corrections Corp. of America*(a)	390,600	7,452,648
Republic Services, Inc.(a)	252,600	7,509,798

		14,962,446

Commercial Banks - 5.1%
City National Corp.(a)	305,200	15,635,396
Fifth Third Bancorp(a)	725,400	8,915,166
KeyCorp(a)	953,800	7,334,722

		31,885,284

Communications Equipment - 0.7%
Tellabs, Inc.	710,700	4,541,373

Computers & Peripherals - 2.3%
Lexmark International, Inc. - Class A*(a)	211,500	6,985,845
NetApp, Inc.*(a)	206,200	7,693,322

		14,679,167

Construction & Engineering - 0.7%
Foster Wheeler AG*(a)	193,200	4,068,792

Containers & Packaging - 4.8%
Ball Corp.	425,900	22,500,297
Packaging Corp. of America	347,700	7,656,354

		30,156,651

Diversified Financial Services - 1.1%
NYSE Euronext(a)	250,700	6,926,841

Electric Utilities - 3.2%
Allegheny Energy, Inc.(a)	269,000	5,562,920
American Electric Power Co., Inc.	455,300	14,706,190

		20,269,110

Electronic Equipment, Instruments & Components - 1.9%
Ingram Micro, Inc. - Class A*	779,600	11,842,124

Energy Equipment & Services - 1.3%
Tidewater, Inc.(a)	208,700	8,080,864

Security Description	Shares	Value

Food Products - 4.4%
Campbell Soup Co.(a)	162,400	$5,818,792
McCormick & Co., Inc.(a)	300,300	11,399,388
Ralcorp Holdings, Inc.*	189,800	10,401,040

		27,619,220

Gas Utilities - 2.5%
Energen Corp.	219,700	9,739,301
EQT Corp.(a)	163,200	5,898,048

		15,637,349

Health Care Equipment & Supplies - 6.2%
CareFusion Corp.*	414,950	9,419,365
Hospira, Inc.*	205,400	11,800,230
Teleflex, Inc.	157,900	8,570,812
Zimmer Holdings, Inc.*	170,300	9,204,715

		38,995,122

Hotels, Restaurants & Leisure - 2.2%
Burger King Holdings, Inc.	563,500	9,489,340
Darden Restaurants, Inc.	116,800	4,537,680

		14,027,020

Household Durables - 3.4%
Newell Rubbermaid, Inc.(a)	916,700	13,420,488
Stanley Black & Decker, Inc.	153,000	7,729,560

		21,150,048

Insurance - 2.6%
PartnerRe, Ltd.	87,500	6,137,250
RenaissanceRe Holdings, Ltd.(a)	183,300	10,314,291

		16,451,541

IT Services - 1.7%
Fidelity National Information Services, Inc.(a)	211,300	5,667,066
NeuStar, Inc. - Class A*(a)	242,400	4,998,288

		10,665,354

Leisure Equipment & Products - 3.3%
Mattel, Inc.	968,300	20,489,228

Life Sciences Tools & Services - 1.2%
Life Technologies Corp.*(a)	157,639	7,448,443

Machinery - 4.9%
Dover Corp.(a)	450,000	18,805,500
Parker Hannifin Corp.	210,400	11,668,784

		30,474,284

Media - 2.6%
Cablevision Systems Corp. - Class A	209,900	5,039,699
Viacom, Inc. - Class B	352,000	11,042,240

		16,081,939

Metals & Mining - 3.1%
Cliffs Natural Resources, Inc.(a)	70,300	3,315,348

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Metals & Mining - continued
Compass Minerals International, Inc.	126,500	$8,890,420
Nucor Corp.(a)	188,700	7,223,436

		19,429,204

Multiline Retail - 2.6%
Family Dollar Stores, Inc.	238,500	8,989,065
JC Penney Co., Inc.(a)	345,500	7,421,340

		16,410,405

Oil, Gas & Consumable Fuels - 5.9%
Arch Coal, Inc.(a)	246,600	4,885,146
Holly Corp.(a)	313,900	8,343,462
Massey Energy Co.(a)	91,550	2,503,892
Noble Energy, Inc.	115,400	6,962,082
Valero Energy Corp.	225,100	4,047,298
Williams Cos., Inc. (The)	549,900	10,052,172

		36,794,052

Personal Products - 0.9%
Avon Products, Inc.	209,800	5,559,700

Pharmaceuticals - 1.6%
Warner Chilcott Plc - Class A*(a)	428,800	9,798,080

Real Estate Investment Trusts (REITs) - 5.0%
Digital Realty Trust, Inc.	78,100	4,504,808
Macerich Co. (The)(a)	252,000	9,404,640
Public Storage(a)	79,000	6,944,890
Tanger Factory Outlet Centers, Inc.(a)	99,800	4,129,724
UDR, Inc.(a)	340,400	6,511,852

		31,495,914

Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	459,500	12,801,670

Software - 5.0%
BMC Software, Inc.*	305,600	10,582,928
Intuit, Inc.*(a)	258,900	9,001,953
Symantec Corp.*(a)	832,200	11,550,936

		31,135,817

Specialty Retail - 3.1%
AutoZone, Inc.*(a)	60,200	11,631,844
TJX Cos., Inc. (The)	178,500	7,488,075

		19,119,919

Total Common Stocks (Cost $576,656,532)		604,122,267

Preferred Stock - 0.6%
Automobiles - 0.6%
Better Place LLC* (Cost - $3,539,700)	1,179,900	3,539,700

Security Description	Shares/Par Amount	Value

Short-Term Investments - 18.8%
Mutual Funds - 16.3%
State Street Navigator Securities Lending Prime Portfolio(b)	102,010,558	$102,010,558

Repurchase Agreement - 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $15,906,000 on 07/01/10 collateralized by $16,145,000 Federal Home Loan Mortgage Corp. at 2.000% due 04/15/13 with a value of $16,225,725.	$15,906,000	15,906,000

Total Short-Term Investments (Cost $117,916,558)		117,916,558

Total Investments - 115.9% (Cost $698,112,790#)		725,578,525

Other Assets and Liabilities (net) - (15.9)%		(99,402,282)

Net Assets - 100.0%		$626,176,243

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $54,320,291 and $26,854,556, respectively, resulting in a net unrealized appreciation of $27,465,735.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $97,656,718 and the collateral received consisted of cash in the amount of $102,010,558. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$604,122,267	$—	$—	$604,122,267
Preferred Stock	—	—	3,539,700	3,539,700
Short-Term Investments
Mutual Funds	102,010,558	—	—	102,010,558
Repurchase Agreement	—	15,906,000	—	15,906,000
Total Short-Term Investments	102,010,558	15,906,000	—	117,916,558
Total Investments	$706,132,825	$15,906,000	$3,539,700	$725,578,525

*	See Schedule of Investments for additional detailed categorizations.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Net Purchases	Balance as of June 30, 2010
Preferred Stocks
Automobiles	$—	$3,539,700	$3,539,700

Total	$—	$3,539,700	$3,539,700

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$709,672,525
Repurchase Agreement	15,906,000
Cash	892
Receivable for investments sold	6,911,556
Receivable for shares sold	190,684
Dividends receivable	412,846
Net variation margin on financial futures contracts	1

Total assets	733,094,504

Liabilities
Payables for:
Investments purchased	3,989,601
Shares redeemed	375,525
Collateral for securities loaned	102,010,558
Accrued Expenses:
Management fees	374,840
Distribution and service fees - Class B	44,892
Distribution and service fees - Class E	2,530
Administration fees	3,601
Custodian and accounting fees	7,316
Deferred trustees’ fees	11,173
Other expenses	98,225

Total liabilities	106,918,261

Net Assets	$626,176,243

Net Assets Represented by
Paid in surplus	$1,003,585,763
Accumulated net realized loss	(406,709,324)
Unrealized appreciation on investments	27,465,735
Undistributed net investment income	1,834,069

Net Assets	$626,176,243

Net Assets
Class A	$398,912,775

Class B	207,811,793

Class E	19,451,675

Capital Shares Outstanding*
Class A	44,049,625

Class B	23,084,014

Class E	2,153,555

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.06

Class B	9.00

Class E	9.03

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $682,206,790.
(b)	Includes securities loaned at value of $97,656,718.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends	$4,366,885
Interest (a)	48,958

Total investment income	4,415,843

Expenses
Management fees	2,149,800
Administration fees	19,876
Custodian and accounting fees	24,746
Distribution and service fees - Class B	275,635
Distribution and service fees - Class E	16,123
Audit and tax services	15,413
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	56,246
Insurance	3,226
Miscellaneous	5,099

Total expenses	2,595,889
Less broker commission recapture	(63,647)

Net expenses	2,532,242

Net investment income	1,883,601

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain on:
Investments	28,287,388
Futures contracts	12,499

Net realized gain on investments and futures contracts	28,299,887

Net change in unrealized depreciation on investments	(53,241,039)

Net realized and unrealized loss on investments and futures contracts	(24,941,152)

Net Decrease in Net Assets from Operations	$(23,057,551)

(a)	Includes net income on securities loaned of $48,196.

See accompanying notes to financial statements.

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Lazard Mid Cap Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets: Operations
Net investment income	$1,883,601	$6,279,464
Net realized gain (loss) on investments and futures	28,299,887	(167,135,456)
Net change in unrealized appreciation (depreciation) on investments	(53,241,039)	331,251,438

Net increase (decrease) in net assets resulting from operations	(23,057,551)	170,395,446

Distributions to Shareholders
From net investment income
Class A	(3,870,774)	(8,943,558)
Class B	(2,002,291)	(2,009,826)
Class E	(206,392)	(234,130)
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(6,079,457)	(11,187,514)

Net increase (decrease) in net assets from capital share transactions	77,227,732	(324,542,458)

Net Increase (Decrease) in Net Assets	48,090,724	(165,334,526)
Net assets at beginning of period	578,085,519	743,420,045

Net assets at end of period	$626,176,243	$578,085,519

Undistributed net investment income at end of period	$1,834,069	$6,029,925

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Month Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	9,746,586	$99,909,596	8,000,555	$57,532,180
Reinvestments	373,627	3,870,774	1,305,629	8,943,558
Redemption	(2,871,638)	(28,027,954)	(55,547,442)	(395,746,194)

Net increase (decrease)	7,248,575	$75,752,416	(46,241,258)	$(329,270,456)

Class B
Sales	2,082,859	$20,248,741	4,413,103	$32,962,294
Reinvestments	194,397	2,002,291	294,696	2,009,826
Redemptions	(2,013,843)	(19,440,680)	(3,665,024)	(27,892,520)

Net increase	263,413	$2,810,352	1,042,775	$7,079,600

Class E
Sales	146,514	$1,429,562	246,726	$1,863,293
Reinvestments	19,980	206,392	34,230	234,130
Redemptions	(305,769)	(2,970,990)	(591,557)	(4,449,025)

Net decrease	(139,275)	$(1,335,036)	(310,601)	$(2,351,602)

Increase (decrease) derived from capital shares transactions		$77,227,732		$(324,542,458)

See accompanying notes to financial statements.

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Lazard Mid Cap Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.36	$6.93	$12.17	$13.74	$13.65	$14.13

Income (Loss) from Investment Operations
Net Investment Income(a)	0.03	0.09	0.17	0.13	0.10	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	2.45	(4.48)	(0.33)	1.75	1.16

Total From Investment Operations	(0.19)	2.54	(4.31)	(0.20)	1.85	1.20

Less Distributions
Distributions from Net Investment Income	(0.11)	(0.11)	(0.13)	(0.09)	(0.08)	(0.06)
Distributions from Net Realized Capital Gains	—	—	(0.80)	(1.28)	(1.68)	(1.62)

Total Distributions	(0.11)	(0.11)	(0.93)	(1.37)	(1.76)	(1.68)

Net Asset Value, End of Period	$9.06	$9.36	$6.93	$12.17	$13.74	$13.65

Total Return (%)	(2.22)	37.14	(38.15)	(2.47)	14.87	8.40

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.74 *	0.74	0.72	0.75	0.77	0.79
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.74 *	0.74	0.74	0.76	0.80	0.82
Ratio of Net Investment Income to Average Net Assets (%)	0.71 *	1.17	1.80	0.96	0.76	0.63
Portfolio Turnover Rate (%)	36.3	75.2	97.4	89.9	65.4	170.0
Net Assets, End of Period (in millions)	$398.9	$344.5	$575.4	$550.8	$312.2	$89.0

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.30	$6.89	$12.10	$13.65	$13.57	$14.05

Income (Loss) from Investment Operations
Net Investment Income(a)	0.02	0.07	0.15	0.09	0.06	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)	2.43	(4.46)	(0.31)	1.74	1.10

Total From Investment Operations	(0.21)	2.50	(4.31)	(0.22)	1.80	1.15

Less Distributions
Distributions from Net Investment Income	(0.09)	(0.09)	(0.10)	(0.05)	(0.04)	(0.01)
Distributions from Net Realized Capital Gains	—	—	(0.80)	(1.28)	(1.68)	(1.62)

Total Distributions	(0.09)	(0.09)	(0.90)	(1.33)	(1.72)	(1.63)

Net Asset Value, End of Period	$9.00	$9.30	$6.89	$12.10	$13.65	$13.57

Total Return (%)	(2.41)	36.76	(38.30)	(2.71)	14.67	8.06

Ratios/Supplemental Data
Gross Ratio of Expenses to Average Net Assets (%)	0.99 *	0.99	0.97	0.99	1.02	1.03
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.99 *	0.99	0.99	1.00	1.05	1.07
Ratio of Net Investment Income to Average Net Assets (%)	0.44 *	0.91	1.50	0.67	0.48	0.38
Portfolio Turnover Rate (%)	36.3	75.2	97.4	89.9	65.4	170.0
Net Assets, End of Period (in millions)	$207.8	$212.2	$150.0	$243.6	$216.8	$200.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Lazard Mid Cap Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.33	$6.91	$12.13	$13.69	$13.61	$14.10

Income (Loss) from Investment Operations
Net Investment Income(a)	0.03	0.08	0.16	0.10	0.08	0.07
Net Realized and Unrealized Gain (loss) on Investments	(0.24)	2.43	(4.47)	(0.31)	1.74	1.10

Total From Investment Operations	(0.21)	2.51	(4.31)	(0.21)	1.82	1.17

Less Distributions
Distributions from Net Investment Income	(0.09)	(0.09)	(0.11)	(0.07)	(0.06)	(0.04)
Distributions from Net Realized Capital Gains	—	—	(0.80)	(1.28)	(1.68)	(1.62)

Total Distributions	(0.09)	(0.09)	(0.91)	(1.35)	(1.74)	(1.66)

Net Asset Value, End of Period	$9.03	$9.33	$6.91	$12.13	$13.69	$13.61

Total Return (%)	(2.34)	36.90	(38.24)	(2.64)	14.74	8.23

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.89 *	0.89	0.88	0.89	0.93	0.93
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.89 *	0.89	0.89	0.90	0.95	0.97
Ratio of Net Investment Income to Average Net Assets (%)	0.53 *	1.01	1.58	0.76	0.58	0.49
Portfolio Turnover Rate (%)	36.3	75.2	97.4	89.9	65.4	170.0
Net Assets, End of Period (in millions)	$19.5	$21.4	$18.0	$38.2	$36.0	$32.6

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Lazard Mid Cap Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

13

MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Lazard Asset Management LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets
$2,149,800	0.70%	First $500 Million
	0.675%	$500 Million to $1 Billion
	0.60%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2010. Effective May 1, 2010, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under Expense Limitation Agreement
Class A	Class B	Class E

0.80%	1.05%	0.95%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

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MET INVESTORS SERIES TRUST

Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$263,245,913	$—	$219,730,580

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2010, the Portfolio entered into equity index futures contracts which were subject to equity price risk. At June 30, 2010, the Portfolio did not have any open futures contacts. During the period April 29 – April 30, 2010, the Portfolio had 542 in equity index futures contracts. For the six months ended June 30, 2010, the Portfolio had realized gains in the amount of $12,499 which is shown under Net realized gain (loss) on futures contracts in the Statement of Operations.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to

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Lazard Mid Cap Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Market, Credit and Counterparty Risk - continued

preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$11,187,514	$34,697,691	$—	$31,657,283	$11,187,514	$66,354,974

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$6,037,443	$—	$66,066,654	$(420,369,091)	$(348,264,994)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$247,739,494	$172,629,597	$420,369,091

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Legg Mason ClearBridge Aggressive Growth Portfolio

Managed by ClearBridge Advisors, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Legg Mason ClearBridge Growth Portfolio had a return of -7.33%, -7.37% and -7.32% for Class A, B and E Shares, respectively, versus -7.25% for its benchmark, the Russell 3000 Growth Index1.

Market Environment/Conditions

The stock market declined in the second quarter, with most of the major domestic indexes closing out the month of June at new lows for the year and recording the worst quarterly returns since late 2008. The broad S&P 500 Index2 fell almost 12% for the quarter and lost nearly 8% in the first half of the year, while the blue-chip Dow Jones Industrial Average was down almost 10% for the quarter and lost more than 6% for the year-to-date period.

The second quarter also saw a marked rise in volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index (VIX)—also known as the “fear index.” The VIX closed the month at over 34—values above 30 are generally associated with higher levels of volatility and investor fear or uncertainty—a reading more than double the multi-year low near 15 set at the start of the quarter in April. There was no shortage of negative economic and fiscal news during the three-month period. These included concerns about the sustainability of the U.S. economic recovery and its ability to overcome a persistently high unemployment rate and a troubled housing market, the growing economic impact of the Gulf of Mexico oil spill, uncertainty about the potential impact of financial regulatory reform in the U.S. and the so-called "flash crash" of May 6th when the Dow plunged 700 points in just a few minutes.

Overseas, the sovereign debt crises of Greece and Spain, the weakening of the euro and the strengthening of the dollar, and indications of an economic slowdown in China all added to investors’ fears and helped drive them from risk-based assets into the relative safety of the fixed-income markets and gold. Indeed, Treasuries recorded the best first-half returns since 1995 and yields on 2-year Treasury notes closed the quarter near an all-time record low.

Portfolio Review/Current Positioning

For the first half of 2010, overall stock selection and overall sector allocation made positive contributions before fees and expenses to the Portfolio’s performance relative to the benchmark index, though the contribution from sector allocation was not significant.

Stock selection in the Energy, Industrials and Materials sectors detracted from relative performance, while stock selection in the Information Technology, Consumer Discretionary and Health Care sectors helped the Portfolio’s relative performance during the six-month period. The Portfolio’s overweight position in the Energy sector and an underweight position in the Consumer Staples sector detracted from relative performance, while an underweight position in the Information Technology sector and its overweight positions in the Health Care and Consumer Discretionary sectors made positive contributions to relative performance.

Leading individual contributors to Portfolio performance during the six-month period included Valeant Pharmaceuticals International in the Health Care sector; SanDisk Corp. in the Information Technology sector; Cablevision Systems Corp. and Liberty Media Corp. in the Consumer Discretionary sector and Core Laboratories N.V. in the Energy sector. Individual stocks that contributed the least to Portfolio performance included Anadarko Petroleum Corp. and Weatherford International, Ltd. in the Energy sector; Forest Laboratories, Inc. and Biogen Idec, Inc. in the Health Care sector and L-3 Communications Holdings, Inc. in the Industrials sector.

At the end of the six-month period, the Portfolio’s largest sector allocation was an overweight in the Health Care sector (40%). The Portfolio was also overweight in the Consumer Discretionary (17%) and Energy (15%) sectors and underweight in the Information Technology (16%), Industrials (8%) and Materials (2%) sectors. As always, our Portfolio’s sector allocation is a function of our bottom-up investment approach, which emphasizes stock selection.

Richard Freeman, Senior Portfolio Manager

Evan Bauman, Portfolio Manager

ClearBridge Advisors, LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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Legg Mason ClearBridge Aggressive Growth Portfolio

Managed by ClearBridge Advisors, LLC

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
UnitedHealth Group, Inc.	7.8
Biogen Idec, Inc.	6.6
Amgen, Inc.	6.4
Genzyme Corp.	5.9
Anadarko Petroleum Corp.	5.6
Forest Laboratories, Inc.	5.5
Weatherford International, Ltd.	5.2
Comcast Corp.—Special Class A	5.0
Cablevision Systems Corp.—Class A	4.8
SanDisk Corp.	3.4

Top Sectors

% of Market Value
Non-Cyclical	38.0
Communications	15.7
Energy	13.9
Technology	11.9
Industrials	10.1
Short-Term Investments	7.9
Basic Materials	1.5
Cyclical	1.0

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Legg Mason ClearBridge Aggressive Growth Portfolio

Legg Mason ClearBridge Aggressive Growth Portfolio managed by

ClearBridge Advisors, LLC vs. Russell 3000 Growth Index1

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[4]
Legg Mason ClearBridge Aggressive Growth Portfolio—Class A	-7.33%	13.32%	-2.92%	-1.33%
Class B	-7.37%	13.09%	-3.15%	-4.50%
Class E	-7.32%	13.21%	-3.06%	2.05%
Russell 3000 Growth Index[1]	-7.25%	13.95%	0.44%	-2.00%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 3000 Growth Index is an unmanaged measure of performance of those Russell 3000 Index companies with higher price-to- book ratios and higher forecasted growth values.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of Class A shares is 1/2/02. Inception of Class B shares is 2/12/01. Inception of Class E shares is 4/17/03. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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Legg Mason ClearBridge Aggressive Growth Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.68%	$1,000.00	$926.69	$3.25
Hypothetical	0.68%	1,000.00	1,021.42	3.41

Class B
Actual	0.93%	$1,000.00	$926.30	$4.44
Hypothetical	0.93%	1,000.00	1,020.18	4.66

Class E
Actual	0.83%	$1,000.00	$926.79	$3.97
Hypothetical	0.83%	1,000.00	1,020.68	4.16

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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Legg Mason ClearBridge Aggressive Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.0%
Aerospace & Defense - 3.3%
L-3 Communications Holdings, Inc.	269,000	$19,055,960

Biotechnology - 20.2%
Amgen, Inc.*	701,700	36,909,420
Biogen Idec, Inc.*	803,500	38,126,075
Genzyme Corp.*(a)	665,430	33,783,881
Isis Pharmaceuticals, Inc.*(a)	90,435	865,463
Vertex Pharmaceuticals, Inc.*(a)	216,700	7,129,430

		116,814,269

Communications Equipment - 0.7%
Arris Group, Inc.*(a)	122,915	1,252,504
Nokia Oyj (ADR)(a)	325,700	2,654,455

		3,906,959

Computers & Peripherals - 5.1%
SanDisk Corp.*	472,690	19,886,068
Seagate Technology*	713,600	9,305,344

		29,191,412

Construction & Engineering - 0.6%
Fluor Corp.	82,610	3,510,925

Electronic Equipment, Instruments & Components - 2.5%
Dolby Laboratories, Inc. - Class A*	50,000	3,134,500
Tyco Electronics, Ltd.	440,825	11,188,139

		14,322,639

Energy Equipment & Services - 9.2%
Core Laboratories N.V.(a)	100,000	14,761,000
National-Oilwell Varco, Inc.	259,678	8,587,551
Weatherford International, Ltd.*	2,268,400	29,806,776

		53,155,327

Health Care Equipment & Supplies - 2.9%
Covidien Plc	412,925	16,591,327

Health Care Providers & Services - 7.8%
UnitedHealth Group, Inc.	1,589,300	45,136,120

Industrial Conglomerates - 2.7%
Tyco International, Ltd.	438,325	15,442,190

Internet & Catalog Retail - 0.9%
Liberty Media Corp. - Interactive - Class A*	480,800	5,048,400

Machinery - 1.7%
Pall Corp.	290,200	9,974,174

Media - 16.1%
Cablevision Systems Corp. - Class A	1,147,600	27,553,876
CBS Corp.	79,400	1,026,642
Comcast Corp. - Class A	159,000	2,761,830
Comcast Corp. - Special Class A	1,761,300	28,938,159
DIRECTV - Class A*	444,975	15,093,552

Security Description	Shares	Value

Media - continued
Liberty Global, Inc. - Class A*(a)	52,900	$1,374,871
Liberty Media Corp. - Capital, Series A*	146,600	6,144,006
Liberty Media-Starz, Series A*	44,490	2,306,362
Madison Square Garden, Inc. - Class A*	280,650	5,520,385
Viacom, Inc. - Class B	79,600	2,497,052

		93,216,735

Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc.	98,700	5,836,131
Nucor Corp.	81,600	3,123,648

		8,959,779

Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	889,160	32,089,784

Pharmaceuticals - 9.4%
BioMimetic Therapeutics, Inc.*(a)	145,000	1,612,400
Forest Laboratories, Inc.*	1,146,800	31,456,724
Teva Pharmaceutical Industries, Ltd. (ADR)	84,100	4,372,359
Valeant Pharmaceuticals International*(a)	325,100	16,999,479

		54,440,962

Semiconductors & Semiconductor Equipment - 6.8%
Broadcom Corp. - Class A	582,700	19,211,619
Cirrus Logic, Inc.*(a)	291,400	4,607,034
Cree, Inc.*(a)	135,300	8,122,059
DSP Group, Inc.*	106,400	679,896
Intel Corp.	347,500	6,758,875

		39,379,483

Software - 0.8%
Autodesk, Inc.*	179,700	4,377,492

Specialty Retail - 0.1%
Charming Shoppes, Inc.*(a)	177,100	664,125

Total Common Stocks (Cost $640,486,243)		565,278,062

Short-Term Investments - 8.4%
Mutual Funds - 6.3%
State Street Navigator Securities Lending Prime Portfolio(b)	36,199,587	36,199,587

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Value	Value

Repurchase Agreement - 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $12,368,000 on 07/01/10 collateralized by $10,985,000 Federal Home Loan Mortgage Corp. at 4.75% due 01/19/16 with a value of $12,619,019.	$12,368,000	$12,368,000

Total Short-Term Investments (Cost $48,567,587)		48,567,587

Total Investments - 106.4% (Cost $689,053,830#)		613,845,649

Other Assets and Liabilities (net) - (6.4)%		(36,682,475)

Net Assets - 100.0%		$577,163,174

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $56,155,426 and $131,363,607, respectively, resulting in a net unrealized depreciation of $75,208,181.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $35,103,274 and the collateral received consisted of cash in the amount of $36,199,587 and non-cash collateral with a value of $8,025. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

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Legg Mason ClearBridge Aggressive Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements. The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$565,278,062	$—	$—	$565,278,062
Short-Term Investments
Mutual Funds	36,199,587	—	—	36,199,587
Repurchase Agreement	—	12,368,000	—	12,368,000
Total Short-Term Investments	36,199,587	12,368,000	—	48,567,587
Total Investments	$601,477,649	$12,368,000	$—	$613,845,649

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$601,477,649
Repurchase Agreement	12,368,000
Cash	249
Receivable for shares sold	157,127
Dividends receivable	55,612

Total assets	614,058,637

Liabilities
Payables for:
Shares redeemed	255,089
Collateral for securities loaned	36,199,587
Accrued Expenses:
Management fees	320,117
Distribution and service fees - Class B	30,890
Distribution and service fees - Class E	336
Administration fees	3,373
Custodian and accounting fees	3,230
Deferred trustees’ fees	11,173
Other expenses	71,668

Total liabilities	36,895,463

Net Assets	$577,163,174

Net Assets Represented by
Paid in surplus	$854,271,535
Accumulated net realized loss	(201,927,971)
Unrealized depreciation on investments	(75,208,181)
Undistributed net investment income	27,791

Net Assets	$577,163,174

Net Assets
Class A	$431,955,620

Class B	142,616,858

Class E	2,590,696

Capital Shares Outstanding*
Class A	76,554,828

Class B	25,788,989

Class E	465,303

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$5.64

Class B	5.53

Class E	5.57

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $676,685,830.
(b)	Includes securities loaned at value of $35,103,274.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$2,377,243
Interest (b)	37,228

Total investment income	2,414,471

Expenses
Management fees	2,056,328
Administration fees	20,635
Custodian and accounting fees	25,639
Distribution and service fees - Class B	197,284
Distribution and service fees - Class E	2,266
Audit and tax services	15,601
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	41,915
Insurance	3,237
Miscellaneous	5,686

Total expenses	2,398,316
Less broker commission recapture	(19,554)

Net expenses	2,378,762

Net investment income	35,709

Net Realized and Unrealized Loss on Investments
Net realized loss on investments	(14,091,063)

Net change in unrealized depreciation on investments	(33,090,525)

Net realized and unrealized loss on investments	(47,181,588)

Net Decrease in Net Assets from Operations	$(47,145,879)

(a)	Net of foreign withholding taxes of $30,322.
(b)	Includes net income on securities loaned of $36,693.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$35,709	$328,434
Net realized loss on investments	(14,091,063)	(128,911,843)
Net change in unrealized appreciation (depreciation) on investments	(33,090,525)	294,396,442

Net increase (decrease) in net assets resulting from operations	(47,145,879)	165,813,033

Distributions to Shareholders
From net investment income
Class A	(319,182)	(778,848)
Class B	—	—
Class E	—	—
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(319,182)	(778,848)

Net decrease in net assets from capital share transactions	(25,288,342)	(218,910,299)

Net Decrease in Net Assets	(72,753,403)	(53,876,114)

Net assets at beginning of period	649,916,577	703,792,691

Net assets at end of period	$577,163,174	$649,916,577

Undistributed net investment income at end of period	$27,791	$311,264

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	2,559,481	$16,415,105	8,749,930	$44,100,539
Reinvestments	48,288	319,182	172,312	778,848
Redemption	(7,152,799)	(43,273,652)	(54,868,474)	(257,587,373)

Net decrease	(4,545,030)	$(26,539,365)	(45,946,232)	$(212,707,986)

Class B
Sales	3,097,649	$19,350,373	3,346,366	$17,035,141
Reinvestments	—	—	—	—
Redemptions	(2,915,506)	(17,867,049)	(4,571,731)	(23,030,961)

Net increase (decrease)	182,143	$1,483,324	(1,225,365)	$(5,995,820)

Class E
Sales	77,473	$492,242	71,708	$357,563
Reinvestments	—	—	—	—
Redemptions	(117,118)	(724,543)	(114,305)	(564,056)

Net decrease	(39,645)	$(232,301)	(42,597)	$(206,493)

Decrease derived from capital shares transactions		$(25,288,342)		$(218,910,299)

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.09		$4.57	$7.54	$8.09	$8.70	$7.65

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.00	+	0.00 +	0.01	0.01	0.03	0.00 +
Net Realized and Unrealized Gain (loss) on Investments	(0.45)		1.53	(2.93)	0.22	(0.14)	1.06

Total From Investment Operations	(0.45)		1.53	(2.92)	0.23	(0.11)	1.06

Less Distributions
Distributions from Net Investment Income	(0.00	)++	(0.01)	(0.00)++	(0.02)	—	—
Distributions from Net Realized Capital Gains	—		—	(0.05)	(0.76)	(0.50)	(0.01)

Total Distributions	(0.00	)++	(0.01)	(0.05)	(0.78)	(0.50)	(0.01)

Net Asset Value, End of Period	$5.64		$6.09	$4.57	$7.54	$8.09	$8.70

Total Return (%)	(7.33)		33.45	(38.95)	2.60	(1.60)	13.84

Ratios / Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.68	*	0.67	0.65	0.67	0.73	0.72
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.68	*	0.67	0.65	0.67	0.75	0.72 (b)
Ratio of Net Investment Income to Average Net Assets (%)	0.07	*	0.11	0.13	0.07	0.33	0.00 ++
Portfolio Turnover Rate (%)	0.7		2.5	6.2	0.7	190.3	121.0
Net Assets, End of Period (in millions)	$432.0		$493.9	$580.9	$874.6	$607.7	$500.4

	Class B
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.97		$4.49	$7.42	$7.98	$8.60	$7.58

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.01)		(0.01)	(0.01)	(0.01)	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)		1.49	(2.87)	0.21	(0.13)	1.05

Total from Investment Operations	(0.44)		1.48	(2.88)	0.20	(0.12)	1.03

Less Distributions
Distributions from Net Investment Income	—		—	—	—	—	—
Distributions from Net Realized Capital Gains	—		—	(0.05)	(0.76)	(0.50)	(0.01)

Total Distributions	—		—	(0.05)	(0.76)	(0.50)	(0.01)

Net Asset Value, End of Period	$5.53		$5.97	$4.49	$7.42	$7.98	$8.60

Total Return (%)	(7.37)		32.96	(39.05)	2.27	(1.74)	13.58

Ratios / Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.93	*	0.92	0.90	0.92	0.98	0.97
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.93	*	0.92	0.90	0.92	1.00	0.97 (b)
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.18	)*	(0.16)	(0.13)	(0.18)	0.10	(0.25)
Portfolio Turnover Rate (%)	0.7		2.5	6.2	0.7	190.3	121.0
Net Assets, End of Period (in millions)	$142.6		$152.9	$120.4	$222.3	$254.0	$277.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.01		$4.51		$7.45	$8.01	$8.62	$7.59

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	(0.00	)+	(0.00	)+	(0.00)+	(0.01)	0.02	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.44)		1.50		(2.89)	0.21	(0.13)	1.05

Total From Investment Operations	(0.44)		1.50		(2.89)	0.20	(0.11)	1.04

Less Distributions
Distributions from Net Investment Income	—		—		—	(0.00)++	—	—
Distributions from Net Realized Capital Gains	—		—		(0.05)	(0.76)	(0.50)	(0.01)

Total Distributions	—		—		(0.05)	(0.76)	(0.50)	(0.01)

Net Asset Value, End of Period	$5.57		$6.01		$4.51	$7.45	$8.01	$8.62

Total Return (%)	(7.32)		33.26		(39.03)	2.32	(1.61)	13.69

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.83	*	0.82		0.80	0.82	0.88	0.87
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates (%)	0.83	*	0.82		0.80	0.82	0.90	0.87 (b)
Ratio of Net Investment Income (loss) to Average Net Assets (%)	(0.08	)*	(0.06)		(0.03)	(0.08)	0.20	(0.15)
Portfolio Turnover Rate (%)	0.7		2.5		6.2	0.7	190.3	121.0
Net Assets, End of Period (in millions)	$2.6		$3.0		$2.5	$4.6	$5.9	$6.4

*	Annualized
+	Net investment income was less than $0.01.
++	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements.

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Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Legg Mason ClearBridge Aggressive Growth Portfolio (formerly Legg Mason Partners Aggressive Growth Portfolio) (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with ClearBridge Advisors, LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

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MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$2,056,328	0.65%	First $500 Million

	0.60%	$500 Million to $1 Billion

	0.55%	$1 Billion to $2 Billion

	0.50%	Over $2 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$4,362,277	$—	$27,141,311

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency

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MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2009	2008	2009	2008	2009	2008	2009	2008

$778,848	$6,625,384	$—	$877,016	$—	$—	$778,848	$7,502,400

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$318,782	$—	$(42,397,236)	$(187,557,328)	$(229,635,782)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2016	Expiring 12/31/2017	Total

$1,182,381*	$55,844,851	$130,530,096	$187,557,328

* The Portfolio acquired capital losses in the merger with Janus Growth Portfolio on April 28, 2003.

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MET INVESTORS SERIES TRUST

Legg Mason ClearBridge Aggressive Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

Legg Mason Value Equity Portfolio

Managed by Legg Mason Capital Management, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Legg Mason Value Equity Portfolio had a return of -10.79%, -11.10% and -11.04% for Class A, B and E shares, respectively, versus -6.65% for its benchmark, the S&P 500 Index1.

Market Environment/Conditions

The first half of 2010 marked the end of the post-recession rally that began last March, and witnessed a market correction that took shape in April and deepened in late May and throughout June. The year started off much as 2009 ended: jobless claims continued to tick down, although the unemployment rate remained stubbornly high, and business activity picked up as the inventory rebuilding cycle chugged along. Consumer confidence rebounded as households began to think the worst was over. However, rumblings about the sad state of the Greek government’s books and possible impacts from its onerous debt burden emerged in February. By late March, European Union member states had crafted a massive bailout plan for Greece, but other nations like Spain and Portugal were also under fire and the European sovereign debt crisis was in full swing. Investors were further rattled as economic data in both the US and abroad softened, suggesting the recovery had run its course. The result was a modest market decline in April that accelerated into a full-blown correction by late-May and June. The S&P 500 ended the first half of 2010 down -6.7% while the Dow Jones fell -5.0% and the tech-centric Nasdaq declined -6.6%. Large cap stocks fared worst, with the S&P 100 tumbling -8.1% over the period while the S&P 400 Mid-Cap dipped just -1.4%. The small cap Russell 2000 ended down -1.9% as well.

Portfolio Review/Current Positioning

The Portfolio’s performance was hampered over the first half of 2010 by the market correction that took shape in the second quarter. The decline was more than enough to erase gains made early in the period as a confluence of worry about the state of the US economic recovery, anxiety over growth concerns in China, and the European sovereign debt crisis contributed to the generally gloomy market environment. The Portfolio’s consumer names, such as Sears Holding Corp. and Amazon.com, Inc. led the way down, as did power plant builder and operator AES Corp., which fell as investors worried about future power demand in Asia. Embattled financial giant Goldman Sachs Group, Inc. rounded out the leading detractors due to the SEC’s announcement in March that it would pursue a civil suit against the firm and possibly file criminal charges related to its disclosures and activities surrounding several collateralized debt obligation offerings. On the positive side, Time Warner Cable, Inc. outperformed during the period thanks to two consecutive quarters of strong results and improving subscriber economics. The company also declared a new dividend in late January, and the stock now sports a 2.9% yield.

Mary Chris Gay

Portfolio Manager, Senior Vice President

Legg Mason Capital Management, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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Legg Mason Value Equity Portfolio

Managed by Legg Mason Capital Management, Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
AES Corp. (The)	6.0
Genzyme Corp.	4.1
International Business Machines Corp.	3.7
Aflac, Inc.	3.5
Capital One Financial Corp.	3.1
Goldman Sachs Group, Inc. (The)	3.1
Transocean, Ltd.	3.0
Texas Instruments, Inc.	3.0
Time Warner, Inc.	3.0
Citigroup, Inc.	2.9

Top Sectors

% of Market Value
Financials	25.4
Communications	18.2
Non-Cyclical	15.6
Technology	14.1
Short-Term Investments	7.9
Utilities	5.6
Cyclical	5.4
Energy	4.1
Industrials	3.7

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Legg Mason Value Equity Portfolio

Legg Mason Value Equity Portfolio managed by

Legg Mason Capital Management, Inc. vs. S&P 500 Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	Since Inception[3]
Legg Mason Value Equity Portfolio—Class A	-10.79%	10.23%	-10.35%
Class B	-11.10%	9.83%	-10.55%
Class E	-11.04%	9.87%	-12.78%
S&P 500 Index[1]	-6.65%	14.43%	-1.25%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A and Class B shares is 11/1/05. Inception of Class E shares is 5/1/06. Index returns are based on an inception date of 11/1/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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Legg Mason Value Equity Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.79%	$1,000.00	$892.14	$3.71
Hypothetical	0.79%	1,000.00	1,020.88	3.96

Class B
Actual	1.04%	$1,000.00	$888.96	$4.87
Hypothetical	1.04%	1,000.00	1,019.64	5.21

Class E
Actual	0.94%	$1,000.00	$889.57	$4.40
Hypothetical	0.94%	1,000.00	1,020.13	4.71

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 99.0%
Beverages - 0.8%
PepsiCo, Inc.	19,800	$1,206,810

Biotechnology - 8.4%
Amgen, Inc.*	79,400	4,176,440
Genzyme Corp.*(a)	123,300	6,259,941
Gilead Sciences, Inc.*	70,700	2,423,596

		12,859,977

Capital Markets - 3.4%
Goldman Sachs Group, Inc. (The)	35,700	4,686,339
State Street Corp.	16,100	544,502

		5,230,841

Commercial Banks - 2.5%
Wells Fargo & Co.	146,900	3,760,640

Communications Equipment - 4.3%
Cisco Systems, Inc.*	190,100	4,051,031
QUALCOMM, Inc.	79,600	2,614,064

		6,665,095

Computers & Peripherals - 4.2%
EMC Corp.*	124,400	2,276,520
Hewlett-Packard Co.	95,200	4,120,256

		6,396,776

Consumer Finance - 5.0%
American Express Co.	71,600	2,842,520
Capital One Financial Corp.	118,786	4,787,076

		7,629,596

Diversified Financial Services - 10.5%
Bank of America Corp.	273,200	3,925,884
Citigroup, Inc.*	1,190,400	4,475,904
JPMorgan Chase & Co.	103,006	3,771,050
NYSE Euronext	142,900	3,948,327

		16,121,165

Energy Equipment & Services - 3.0%
Transocean, Ltd.*	100,600	4,660,798

Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.	4,300	206,701

Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.	39,800	1,443,546

Health Care Providers & Services - 4.9%
Aetna, Inc.	164,666	4,343,889
UnitedHealth Group, Inc.	109,441	3,108,124

		7,452,013

Hotels, Restaurants & Leisure - 1.7%
Yum! Brands, Inc.	67,300	2,627,392

Independent Power Producers & Energy Traders - 6.0%
AES Corp. (The)*	999,200	9,232,608

Security Description	Shares	Value

Industrial Conglomerates - 1.9%
General Electric Co.	202,300	$2,917,166

Insurance - 5.9%
Aflac, Inc.	126,400	5,393,488
Allstate Corp. (The)	69,900	2,008,227
Prudential Financial, Inc.	31,400	1,684,924

		9,086,639

Internet & Catalog Retail - 2.7%
Amazon.com, Inc.*	37,639	4,112,437

Internet Software & Services - 4.8%
eBay, Inc.*	213,700	4,190,657
Yahoo!, Inc.*	223,600	3,092,388

		7,283,045

IT Services - 3.6%
International Business Machines Corp.	45,316	5,595,620

Leisure Equipment & Products - 2.1%
Eastman Kodak Co.*(a)	724,805	3,145,654

Media - 6.5%
DIRECTV - Class A*	85,500	2,900,160
Time Warner Cable, Inc.	46,153	2,403,648
Time Warner, Inc.	158,700	4,588,017

		9,891,825

Multiline Retail - 3.9%
JC Penney Co., Inc.	114,273	2,454,584
Sears Holdings Corp.*(a)	54,600	3,529,890

		5,984,474

Oil, Gas & Consumable Fuels - 1.4%
ConocoPhillips Co.	43,200	2,120,688

Pharmaceuticals - 1.8%
Merck & Co., Inc.	79,200	2,769,624

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	4,900	95,305
Texas Instruments, Inc.	198,128	4,612,420

		4,707,725

Software - 4.3%
CA, Inc.	209,750	3,859,400
Microsoft Corp.	118,400	2,724,384

		6,583,784

Specialty Retail - 0.0%
Best Buy Co., Inc.	1,000	33,860

Wireless Telecommunication Services - 1.3%
Sprint Nextel Corp.*	467,800	1,983,472

Total Common Stocks (Cost $131,351,626)		151,709,971

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Short-Term Investments - 8.5%
Mutual Funds - 6.1%
State Street Navigator Securities Lending Prime Portfolio(b)	9,277,754	$9,277,754

Repurchase Agreement - 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $3,738,000 on 07/01/10 collateralized by $3,605,000 U.S. Treasury Note at 2.750% due 10/31/13 with a value of $3,813,009.	$3,738,000	3,738,000

Total Short-Term Investments (Cost $13,015,754)		13,015,754

Total Investments - 107.5% (Cost $144,367,380#)		164,725,725

Other Assets and Liabilities (net) - (7.5)%		(11,427,537)

Net Assets - 100.0%		$153,298,188

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $24,849,821 and $4,491,476, respectively, resulting in a net unrealized appreciation of $20,358,345.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $8,889,613 and the collateral received consisted of cash in the amount of $9,277,754 and non-cash collateral with a value of $4,896. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$151,709,971	$—	$—	$151,709,971
Short-Term Investments
Mutual Funds	9,277,754	—	—	9,277,754
Repurchase Agreement	—	3,738,000	—	3,738,000
Total Short-Term Investments	9,277,754	3,738,000	—	13,015,754
Total Investments	$160,987,725	$3,738,000	$—	$164,725,725

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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Legg Mason Value Equity Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$160,987,725
Repurchase Agreement	3,738,000
Cash	348
Receivable for investments sold	1,377,979
Receivable for shares sold	269,288
Dividends receivable	83,936

Total assets	166,457,276

Liabilities
Payables for:
Investments purchased	3,611,877
Shares redeemed	74,622
Collateral for securities loaned	9,277,754
Accrued Expenses:
Management fees	86,496
Distribution and service fees - Class B	26,582
Distribution and service fees - Class E	1,285
Administration fees	1,233
Custodian and accounting fees	1,479
Deferred trustees’ fees	19,755
Other expenses	58,005

Total liabilities	13,159,088

Net Assets	$153,298,188

Net Assets Represented by
Paid in surplus	$1,159,272,795
Accumulated net realized loss	(1,026,554,735)
Unrealized appreciation on investments	20,358,345
Undistributed net investment income	221,783

Net Assets	$153,298,188

Net Assets
Class A	$20,706,078

Class B	122,787,343

Class E	9,804,767

Capital Shares Outstanding*
Class A	3,828,614

Class B	22,734,472

Class E	1,813,858

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$5.41

Class B	5.40

Class E	5.41

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $140,629,380.
(b)	Includes securities loaned at value of $8,889,613.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends	$851,134
Interest (a)	180,670

Total investment income	1,031,804

Expenses
Management fees	539,714
Administration fees	6,738
Custodian and accounting fees	13,480
Distribution and service fees - Class B	164,354
Distribution and service fees - Class E	8,319
Audit and tax services	15,259
Legal	17,527
Trustees’ fees and expenses	13,839
Shareholder reporting	40,362
Insurance	1,494
Miscellaneous	5,351

Total expenses	826,437
Less broker commission recapture	(28,985)

Net expenses	797,452

Net investment income	234,352

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	7,390,732

Net change in unrealized depreciation on investments	(26,718,636)

Net realized and unrealized loss on investments	(19,327,904)

Net Decrease in Net Assets from Operations	$(19,093,552)

(a)	Includes net income on securities loaned of $180,367.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets: Operations
Net investment income	$234,352	$3,507,301
Net realized gain (loss) on investments	7,390,732	(542,148,163)
Net change in unrealized appreciation (depreciation) on investments	(26,718,636)	591,347,053

Net increase (decrease) in net assets resulting from operations	(19,093,552)	52,706,191

Distributions to Shareholders
From net investment income
Class A	(519,923)	(16,195,577)
Class B	(2,674,345)	(1,493,589)
Class E	(228,834)	(161,680)
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(3,423,102)	(17,850,846)

Net increase (decrease) in net assets from capital share transactions	14,106,084	(663,612,711)

Net Decrease in Net Assets	(8,410,570)	(628,757,366)
Net assets at beginning of period	161,708,758	790,466,124

Net assets at end of period	$153,298,188	$161,708,758

Undistributed net investment income at end of period	$221,783	$3,410,533

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	262,793	$1,641,850	22,300,318	$93,948,081
Reinvestments	78,538	519,923	3,723,121	16,195,577
Redemption	(327,494)	(2,032,109)	(175,654,727)	(789,865,571)

Net increase (decrease)	13,837	$129,664	(149,631,288)	$(679,721,913)

Class B
Sales	3,610,443	$22,343,774	7,591,339	$37,888,242
Reinvestments	403,980	2,674,345	343,354	1,493,589
Redemptions	(1,767,142)	(10,921,792)	(4,366,611)	(22,312,494)

Net increase	2,247,281	$14,096,327	3,568,082	$17,069,337

Class E
Sales	206,873	$1,265,273	212,491	$1,105,321
Reinvestments	34,515	228,834	37,082	161,680
Redemptions	(260,852)	(1,614,014)	(436,594)	(2,227,136)

Net decrease	(19,464)	$(119,907)	(187,021)	$(960,135)

Increase (decrease) derived from capital shares transactions		$14,106,084		$(663,612,711)

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$6.19	$4.59	$10.50	$11.15	$10.65	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.02	0.05	0.11	0.03	0.03	0.00	+
Net Realized and Unrealized Gain (Loss) on Investments	(0.66)	1.64	(5.65)	(0.67)	0.70	0.65

Total From Investment Operations	(0.64)	1.69	(5.54)	(0.64)	0.73	0.65

Less Distributions
Distributions from Net Investment Income	(0.14)	(0.09)	(0.03)	(0.00)++	(0.02)	—
Distributions from Net Realized Capital Gains	—	—	(0.34)	(0.01)	(0.21)	—

Total Distributions	(0.14)	(0.09)	(0.37)	(0.01)	(0.23)	—

Net Asset Value, End of Period	$5.41	$6.19	$4.59	$10.50	$11.15	$10.65

Total Return (%)	(10.79)	37.79	(54.43)	(5.72)	6.83	6.50

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.79 *	0.71	0.64	0.66	0.72	0.80	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.79 *	0.71	0.67	0.67	0.74 (d)	8.27	*
Ratio of Net Investment Income to Average Net Assets (%)	0.49 *	1.19	1.53	0.30	0.26	0.08	*
Portfolio Turnover Rate (%)	19.3	63.3	47.4	27.5	38.7	9.1
Net Assets, End of Period (in millions)	$20.7	$23.6	$703.9	$1,403.6	$972.7	$3.2

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$6.19	$4.57	$10.47	$11.14	$10.65	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	0.01	0.03	0.09	0.00 +	(0.01)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	1.67	(5.65)	(0.66)	0.71	0.66

Total From Investment Operations	(0.66)	1.70	(5.56)	(0.66)	0.70	0.65

Less Distributions
Distributions from Net Investment Income	(0.13)	(0.08)	(0.00)++	(0.00)++	—	—
Distributions from Net Realized Capital Gains	—	—	(0.34)	(0.01)	(0.21)	—

Total Distributions	(0.13)	(0.08)	(0.34)	(0.01)	(0.21)	—

Net Asset Value, End of Period	$5.40	$6.19	$4.57	$10.47	$11.14	$10.65

Total Return (%)	(11.10)	37.97	(54.61)	(5.91)	6.58	6.50

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.04 *	0.96	0.89	0.91	1.05	1.05	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.04 *	0.96	0.92	0.92	1.06 (d)	4.54	*
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.24 *	0.54	1.31	0.03	(0.09)	(0.36	)*
Portfolio Turnover Rate (%)	19.3	63.3	47.4	27.5	38.7	9.1
Net Assets, End of Period (in millions)	$122.8	$126.7	$77.3	$121.1	$113.5	$4.9

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006(c)
Net Asset Value, Beginning of Period	$6.20	$4.58	$10.49	$11.15	$10.55

Income (Loss) from Investment Operations
Net Investment Income(a)	0.01	0.03	0.10	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)	1.67	(5.66)	(0.66)	0.81

Total From Investment Operations	(0.66)	1.70	(5.56)	(0.65)	0.82

Less Distributions
Distributions from Net Investment Income	(0.13)	(0.08)	(0.01)	(0.00)++	(0.01)
Distributions from Net Realized Capital Gains	—	—	(0.34)	(0.01)	(0.21)

Total Distributions	(0.13)	(0.08)	(0.35)	(0.01)	(0.22)

Net Asset Value, End of Period	$5.41	$6.20	$4.58	$10.49	$11.15

Total Return (%)	(11.04)	37.96	(54.57)	(5.81)	7.74

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.94 *	0.86	0.79	0.80	0.86	*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates (%)	0.94 *	0.86	0.82	0.82	0.87	(d)*
Ratio of Net Investment Income to Average Net Assets (%)	0.34 *	0.66	1.38	0.13	0.12	*
Portfolio Turnover Rate (%)	19.3	63.3	47.4	27.5	38.7
Net Assets, End of Period (in millions)	$9.8	$11.4	$9.3	$20.6	$24.0

*	Annualized
+	Net investment income was less than $0.01.
++	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—11/01/2005.
(c)	Commencement of operations—05/01/2006.
(d)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Legg Mason Value Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Legg Mason Value Equity Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

12

MET INVESTORS SERIES TRUST

Legg Mason Value Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of

13

MET INVESTORS SERIES TRUST

Legg Mason Value Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Legg Mason Capital Management, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$539,714	0.65%	First $	200 Million

	0.63%	Over $	200 Million

Effective September 1, 2008, the Adviser has agreed to voluntarily waive a portion of the management fee it charges to the Portfolio, provided the Portfolio’s average daily net assets are equal to or greater than $1 billion, such that the management fee charged on all of the Portfolio’s average daily net assets is 0.57%. This voluntary fee waiver only applies if the Portfolio’s average daily net assets are equal to or greater than $1 billion.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

14

MET INVESTORS SERIES TRUST

Legg Mason Value Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$45,932,525	$—	$31,045,563

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009, and 2008 were as follows:

Ordinary Income		Long Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$17,850,846	$3,676,001	$—	$54,569,893	$17,850,846	$58,245,894

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforward	Total
$3,423,101	$—	$36,879,808	$(1,023,748,293)	$(983,445,384)

15

MET INVESTORS SERIES TRUST

Legg Mason Value Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information - continued

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total
$415,887,597	$607,860,696	$1,023,748,293

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

MET INVESTORS SERIES TRUST

Loomis Sayles Global Markets Portfolio

Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Loomis Sayles Global Markets Portfolio had a return of -2.83% and -2.99% for Class A and B Shares, respectively, versus -9.84% and -1.04% for its benchmarks, the MSCI World Index1, and the Citigroup World Government Bond Index2, respectively.

Market Environment/Conditions

In the first three months of the review period, economic data supported a picture of ongoing global recovery. In the US, jobs growth had turned decisively positive. This added to favorable retail sales and core orders, suggesting that the recovery was gaining breadth. In China, 45% year-over-year exports and 22% growth year-over-year retail sales growth showed a continuation of this trend. Markets responded to improved economic sentiment by lifting global equities, commodities, and emerging market and commodity currencies.

The second half of the review period was volatile for risk assets and ended on a decisively downbeat note. The decline in global equities may reflect a growing belief that the world’s economic rebound is slowing decisively. Immediate sources of concern include Chinese monetary tightening, a disappointing US jobs picture, stagnant euro zone retail sales and fears of euro zone banking weakness. Longer term worries are chiefly focused on the effects of fiscal contraction. Most G-20 countries plan to tighten fiscal policy next year. The UK is a poster child, with approximately 2% of GDP in deficit cuts planned.

We see the immediate slowdown in global growth as a result of a step-down in the pace of inventory accumulation. Anecdotal evidence indicates that many companies now see inventories and production in line with final demand, so output no longer needs to exceed final sales. This has shifted attention to the global consumer, who appears to remain cautious, except in China and Brazil. A key disappointment has been the US initial job claims data, which implied about 100,000 net new private jobs created per month. While this level does not indicate a recession, it also does not appear to be on pace to reduce the unemployment rate. We believe the US is seen as having another “jobless recovery.”

With economic momentum downshifting, Treasurys rallied and equities sold off. Commodity currencies also weakened. A key risk for commodity currencies is likely to be the pace of Chinese construction in the wake of that government’s spring credit tightening (M2, a measure of the amount of money in circulation, has slowed from 29% year-over-year to approximately 21%). Deleveraging is largely behind us, and we look for the next surprise to be signs of growth in the global economy.

Portfolio Review/Current Positioning

On an absolute basis, both the Portfolio and its benchmark underperformed, as the equity markets corrected sharply in the second quarter. However, the equity sleeve of the Portfolio greatly surpassed the MSCI World Index, primarily due to strong stock selection in the technology and consumer discretionary sectors.

The overall Portfolio was positioned with an overweight to stocks, which remained in place throughout the review period. Information technology and consumer discretionary remained our most overweight sectors, and they were the leading contributors to excess return. While the weights in these two sectors have not changed dramatically over the past six months, we have made adjustments to the underlying holdings. In the information technology sector, Baidu, a China-based internet company, and Apple, Inc., the US-based computer and consumer electronics maker, drove performance. Investors viewed Google’s announcement that it would exit the Chinese internet market as an opportunity for Baidu to gain market share. Apple advanced during this period as the company posted strong quarterly earnings, continued to gain market share in the computer market, and reported strong sales of its iPhones, laptops and personal computers.

Within consumer discretionary, we added exposure in companies benefiting from improving consumer confidence and spending. Performance was bolstered by holdings in Lojas Renner and Netflix. Lojas Renner, the Brazilian department store chain, was up during the quarter after the company presented details of a new plan for smaller space store fronts, which could lead to improved margins and accelerated sales growth. Netflix, the American movie rental-by-mail service, reported a strong quarter based on a higher subscription base and offering more online streaming content.

Stock selection in energy and industrials detracted from performance. Within the energy space, positions in Southwestern Energy and Anadarko Petroleum were the main reasons for underperformance. Southwestern Energy fell amid pricing concerns for natural gas, and Anadarko Petroleum saw negative returns from its investment in the Macondo well in the US Gulf of Mexico. Within industrials, Randstad Holding and Precision Castparts were the largest detractors. Shares of staffing company Randstad Holdings were down after management indicated a slower-than-expected timetable for margin recovery. Precision Castparts shares were also down amid concerns that air traffic growth could become depressed in 2011, and the continued development risk of Boeing’s 787. We also added allocations to healthcare companies that we believe stood to benefit from the passage of healthcare reform in the US. Select financials names and a significant reduction in materials exposure in Q2 were used to fund these changes.

The fixed income portion represented about a third of the Portfolio’s overall market value. The fixed income sleeve showed positive absolute performance and outperformed its stated benchmark handsomely. The outperformance was primarily due to an overweight position in US-dollar high yield and emerging market debt instruments, which performed very well in the first half of the review period. The US dollar strengthened and lower quality corporate fixed income securities such as high yield benefitted from the market’s optimistic growth scenario in the first three months.

However, fixed income positions in these risk assets underperformed in the second half of the period ending in June due largely to a

1

MET INVESTORS SERIES TRUST

Loomis Sayles Global Markets Portfolio

Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary* (continued)

renewed fear of a global economic slowdown. The Portfolio ended the review period with 80% of its holdings in US dollar denominated bonds. Within this segment, the majority of the assets were classified as US high yield securities. The non-dollar portion of the Portfolio invested primarily in emerging markets of Latin America, such as Brazil, Mexico and Colombia, or in non-Japan Asian markets like Indonesia and Malaysia.

Team Managed

Mark B. Baribeau, CFA

Daniel J. Fuss, CFA

Warren N. Koontz, CFA

David Rolley, CFA

Loomis, Sayles & Company, L.P.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Apple, Inc.	4.3
Standard Chartered Plc	2.5
Baidu, Inc. (ADR)	2.1
Daimler AG	2.0
Visa, Inc. - Class A	2.0
Natura Cosmeticos S.A.	2.0
Dr Pepper Snapple Group, Inc.	1.9
Siemens AG	1.8
Lojas Renner S.A.	1.7
Ford Motor Co.	1.6

Top Equity Sectors

% of Market Value
Non-Cyclical	13.1
Cyclical	10.0
Technology	9.9
Short-Term Investments	9.9
Others	26.9

Top Fixed Sectors

% of Market Value
Domestic Bonds & Debt Securities	22.7
Convertible Bonds	2.5
Foreign Bonds & Debt Securities—Emerging Markets	2.4
Foreign Bonds & Debt Securities	2.3
Municipals	0.3

2

MET INVESTORS SERIES TRUST

Loomis Sayles Global Markets Portfolio

Loomis Sayles Global Markets Portfolio managed by

Loomis, Sayles & Company, L.P. vs. MSCI World Index 1 and Citigroup World Government Bond Index (WGBI)2

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	Since Inception[4]
Loomis Sayles Global Markets Portfolio— Class A	-2.83%	19.37%	2.75%
Class B	-2.99%	19.16%	2.47%
MSCI World Index[1]	-9.84%	10.20%	-4.42%
Citigroup World Government Bond Index (WGBI)[2]	-1.04%	3.03%	6.48%

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI World Index is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The Citigroup World Government Bond Index (WGBI) is market capitalization weighted and tracks total returns of government bonds in 22 countries globally.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of Class A and Class B shares is 5/1/06. Index returns are based on an inception date of 5/1/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

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Loomis Sayles Global Markets Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.78%	$1,000.00	$970.10	$3.81
Hypothetical	0.78%	1,000.00	1,020.93	3.91

Class B
Actual	1.03%	$1,000.00	$970.10	$5.03
Hypothetical	1.03%	1,000.00	1,019.69	5.16

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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Loomis Sayles Global Markets Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 0.3%
Virginia - 0.3%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46 (Cost - $1,364,693)	$1,365,000	$921,307

Domestic Bonds & Debt Securities - 24.8%
Aerospace & Defense - 0.1%
Finmeccanica SpA 4.875%, due 03/24/25(j)	290,000	351,608

Agriculture - 0.1%
Embraer Overseas, Ltd. 6.375%, due 01/24/17(a)	370,000	380,175

Airlines - 1.2%
Delta Air Lines, Inc. 8.954%, due 08/10/14	1,734,026	1,738,361
8.021%, due 08/10/22	1,794,372	1,621,108

		3,359,469

Auto Components - 0.4%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28	1,228,000	1,053,010

Automobiles - 2.1%
Ford Motor Co. 6.625%, due 10/01/28	5,750,000	4,571,250
7.450%, due 07/16/31(a)	1,465,000	1,329,487

		5,900,737

Building Products - 0.8%
Lafarge S.A. 4.750%, due 03/23/20(j)	275,000	306,677
USG Corp. 6.300%, due 11/15/16	195,000	169,162
9.500%, due 01/15/18	1,495,000	1,487,525
Voto-Votorantim, Ltd. 6.750%, due 04/05/21 (144A)(b)	300,000	304,500

		2,267,864

Capital Markets - 0.2%
Goldman Sachs Group, Inc. (The) 6.875%, due 01/18/38(j)	100,000	143,504
Morgan Stanley 5.375%, due 11/14/13(q)	240,000	375,931
Nomura Holdings, Inc. 6.700%, due 03/04/20	110,000	116,582

		636,017

Chemicals - 0.3%
Hercules, Inc. 6.500%, due 06/30/29	10,000	7,850
Incitec Pivot Finance LLC 6.000%, due 12/10/19 (144A)(b)	225,000	230,882

Security Description	Par Amount	Value

Chemicals - continued
LPG International, Inc. 7.250%, due 12/20/15	$175,000	$193,375
Mexichem S.A.B. de C.V. 8.750%, due 11/06/19 (144A)(b)	400,000	448,375

		880,482

Commercial & Professional Services - 0.4%
United Rentals North America, Inc. 7.750%, due 11/15/13(a)	410,000	398,725
7.000%, due 02/15/14	590,000	557,550

		956,275

Commercial Banks - 1.2%
Barclays Financial LLC 4.060%, due 09/16/10 (144A)(b)(s)	220,000,000	180,242
BBVA Bancomer S.A./Texas 7.250%, due 04/22/20 (144A)(b)	300,000	304,386
Canara Bank (London Branch) 6.365%, due 11/28/21(c)	450,000	441,748
European Investment Bank 2.375%, due 07/10/20(u)	430,000	421,340
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A)(b)(c)	695,000	641,125
International Bank for Reconstruction & Development (The), Series GDIF 2.300%, due 02/26/13(s)	900,000,000	741,232
Standard Chartered Bank 5.875%, due 09/26/17(j)	250,000	332,757
Wells Fargo & Co. 4.625%, due 11/02/35(q)	215,000	285,764

		3,348,594

Consumer Finance - 0.8%
Ally Financial, Inc. 6.875%, due 08/28/12(a)	227,000	228,702
7.500%, due 12/31/13	191,000	192,433
8.000%, due 12/31/18-11/01/31	1,184,000	1,095,600
Series 8 6.750%, due 12/01/14	675,000	659,812

		2,176,547

Containers & Packaging - 0.1%
Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14(j)	100,000	122,905

Distributors - 0.3%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16 (144A)(b)	530,000	530,000
9.500%, due 05/04/20 (144A)(b)	300,000	295,500

		825,500

See accompanying notes to financial statements.

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Loomis Sayles Global Markets Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Financial Services - 1.1%
Bank of America Corp. 4.750%, due 05/06/19(c)(j)	$285,000	$330,014
CIT Group, Inc. 7.000%, due 05/01/13-05/01/16	909,850	846,486
7.000%, due 05/01/14-05/01/17(a)	1,689,724	1,554,546
Fibria Overseas Finance, Ltd. 7.500%, due 05/04/20 (144A)(b)	239,000	243,780

		2,974,826

Diversified Telecommunication Services - 2.7%
Axtel S.A.B. de C.V. 9.000%, due 09/22/19 (144A)(b)	720,000	644,400
Bell Canada 6.100%, due 03/16/35 (144A)(b)(g)	300,000	282,258
Level 3 Communications, Inc. 3.500%, due 06/15/12	1,320,000	1,211,100
Qtel International Finance, Ltd. 7.875%, due 06/10/19 (144A)(b)	300,000	351,668
Qwest Capital Funding, Inc. 7.625%, due 08/03/21	1,070,000	1,011,150
7.750%, due 02/15/31	1,445,000	1,343,850
Sprint Capital Corp. 6.900%, due 05/01/19	1,015,000	923,650
6.875%, due 11/15/28	970,000	809,950
8.750%, due 03/15/32	350,000	336,000
Telecom Italia Capital S.A. 6.000%, due 09/30/34	350,000	300,741
Telefonica Emisiones SAU 4.375%, due 02/02/16(j)	140,000	177,035
Virgin Media Secured Finance Plc 7.000%, due 01/15/18 (144A)(b)(q)	120,000	177,570

		7,569,372

Electric Utilities - 0.8%
Abu Dhabi National Energy Co. 6.500%, due 10/27/36 (144A)(b)	900,000	871,935
Dubai Electricity & Water Authority 8.500%, due 04/22/15 (144A)(b)	300,000	306,768
Empresas Publicas de Medellin ESP 7.625%, due 07/29/19 (144A)(b)	400,000	452,500
Majapahit Holding B.V. 8.000%, due 08/07/19 (144A)(b)	400,000	442,000
7.750%, due 01/20/20 (144A)(b)	200,000	220,713

		2,293,916

Food Products - 1.6%
Albertson’s, Inc. 7.450%, due 08/01/29	5,470,000	4,567,450

Security Description	Par Amount	Value

Gas Utilities - 0.1%
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A)(b)	$395,000	$381,175

Health Care Providers & Services - 3.6%
DASA Finance Corp. 8.750%, due 05/29/18 (144A)(b)	430,000	467,625
HCA, Inc. 6.375%, due 01/15/15	345,000	323,869
7.690%, due 06/15/25	755,000	679,500
7.500%, due 12/15/23-11/06/33	5,375,000	4,631,950
8.750%, due 11/01/10(q)	120,000	181,382
6.500%, due 02/15/16	1,435,000	1,345,312
7.580%, due 09/15/25	625,000	553,125
7.050%, due 12/01/27	80,000	68,400
7.750%, due 07/15/36	1,420,000	1,217,650
Tenet Healthcare Corp. 6.875%, due 11/15/31	910,000	714,350

		10,183,163

Homebuilders - 0.3%
Corp. GEO S.A.B de C.V. 8.875%, due 09/25/14 (144A)(b)	400,000	418,000
Urbi, Desarrollos Urbanos, S.A. de C.V. 9.500%, due 01/21/20 (144A)(b)	475,000	495,187

		913,187

Household Durables - 0.3%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15(a)	385,000	380,187
K. Hovnanian Enterprises, Inc. 7.750%, due 05/15/13	30,000	26,250
6.375%, due 12/15/14	170,000	128,350
6.250%, due 01/15/15	530,000	389,550
7.500%, due 05/15/16	15,000	10,575

		934,912

Independent Power Producers & Energy Traders - 0.2%
Listrindo Capital B.V. 9.250%, due 01/29/15 (144A)(b)	400,000	423,837

Industrial Conglomerates - 1.8%
Borden, Inc. 8.375%, due 04/15/16	3,030,000	2,363,400
9.200%, due 03/15/21	1,910,000	1,384,750
7.875%, due 02/15/23	899,000	620,310
Textron, Inc. 3.875%, due 03/11/13(j)	250,000	316,198
Wendel 4.375%, due 08/09/17(a)(j)	450,000	445,223

		5,129,881

See accompanying notes to financial statements.

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Loomis Sayles Global Markets Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Machinery - 0.2%
Cummins, Inc. 6.750%, due 02/15/27	$509,000	$546,797

Media - 0.3%
Corus Entertainment, Inc. 7.250%, due 02/10/17 (144A)(b)(g)	190,000	186,437
Net Servicos de Comunicacao S.A. 7.500%, due 01/27/20 (144A)(b)	200,000	210,000
Shaw Communications, Inc. 5.650%, due 10/01/19(g)	250,000	243,426
WPP Plc 6.000%, due 04/04/17(q)	160,000	254,090

		893,953

Metals & Mining - 0.6%
Gerdau Holdings, Inc. 7.000%, due 01/20/20 (144A)(b)	400,000	408,660
Prime Dig Pte, Ltd. 11.750%, due 11/03/14 (144A)(b)	250,000	253,750
Ranhill Labuan, Ltd. 12.500%, due 10/26/11 (144A)(b)	430,000	387,000
Vale Overseas, Ltd. 6.875%, due 11/21/36	694,000	725,238

		1,774,648

Multiline Retail - 0.1%
JC Penney Corp., Inc. 7.625%, due 03/01/97	250,000	233,750

Oil & Gas Exploration & Production - 0.1%
Petroleos Mexicanos 8.000%, due 05/03/19	325,000	388,375

Oil, Gas & Consumable Fuels - 1.3%
Adaro Indonesia PT 7.625%, due 10/22/19 (144A)(b)	400,000	406,000
Ecopetrol S.A. 7.625%, due 07/23/19	400,000	456,045
El Paso Corp. 6.950%, due 06/01/28	5,000	4,501
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27	540,000	321,300
Noble Group, Ltd. 6.750%, due 01/29/20 (144A)(b)	300,000	292,875
Pacific Rubiales Energy Corp. 8.750%, due 11/10/16 (144A)(b)	200,000	216,284
Pan American Energy LLC 7.875%, due 05/07/21 (144A)(b)	200,000	201,000
Petrobras International Finance Co. 6.875%, due 01/20/40	410,000	415,127

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
TXU Corp. 5.550%, due 11/15/14(a)	$630,000	$450,686
6.500%, due 11/15/24	1,620,000	737,100
6.550%, due 11/15/34	120,000	54,000

		3,554,918

Paper & Forest Products - 0.3%
Celulosa Arauco y Constitucion S.A. 7.250%, due 07/29/19	300,000	348,392
Georgia-Pacific Corp. 7.375%, due 12/01/25	415,000	419,150
7.250%, due 06/01/28	120,000	119,100

		886,642

Real Estate Investment Trusts (REITs) - 0.4%
iStar Financial, Inc. 5.650%, due 09/15/11	180,000	163,800
5.500%, due 06/15/12(a)	115,000	95,450
5.950%, due 10/15/13	955,000	764,000
5.700%, due 03/01/14(a)	125,000	93,437
6.050%, due 04/15/15(a)	40,000	29,200
5.875%, due 03/15/16	40,000	28,400

		1,174,287

Road & Rail - 0.2%
DP World, Ltd. 6.850%, due 07/02/37 (144A)(b)	500,000	399,868

Specialty Retail - 0.2%
Edcon Proprietary, Ltd. 3.969%, due 06/15/14(c)(j)	610,000	536,050

Thrifts & Mortgage Finance - 0.1%
Odebrecht Finance, Ltd. 7.000%, due 04/21/20 (144A)(b)	200,000	207,064

Tobacco - 0.1%
British American Tobacco Holdings (The Netherlands) B.V., Series EMTN 4.000%, due 07/07/20(j)	100,000	123,237

Water Utilities - 0.1%
Veolia Environnement 5.125%, due 05/24/22(j)	200,000	264,281

Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc., Series F 5.950%, due 03/15/14	754,000	703,105
Sprint Nextel Corp. 6.000%, due 12/01/16	109,000	98,373

		801,478

Total Domestic Bonds & Debt Securities (Cost $69,432,473)		69,416,250

See accompanying notes to financial statements.

7

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Loomis Sayles Global Markets Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Foreign Bonds & Debt Securities - 2.5%
Brazil - 0.2%
Brazilian Government International Bond 10.250%, due 01/10/28(f)	$1,050,000	$593,183

Canada - 0.1%
Canadian Government Bond 4.500%, due 06/01/15(g)	400,000	416,220

Denmark - 0.2%
Denmark Government Bond 4.000%, due 11/15/15(i)	4,000,000	732,325

Germany - 0.6%
Bundesobligation, Series 150 4.000%, due 04/13/12(j)	1,250,000	1,633,273

New Zealand - 0.3%
New Zealand Government Bond Series 1217 6.000%, due 12/15/17(n)	550,000	400,073
Series 413 6.500%, due 04/15/13(n)	520,000	380,613

		780,686

Norway - 0.4%
Norwegian Government Bond 4.250%, due 05/19/17(o)	1,950,000	327,281
4.500%, due 05/22/19(o)	4,280,000	725,433

		1,052,714

Singapore - 0.4%
Singapore Government Bond 2.250%, due 07/01/13(r)	1,355,000	1,020,661

Sweden - 0.3%
Sweden Government Bond, Series 1047 5.000%, due 12/01/20(t)	5,650,000	881,753

Total Foreign Bonds & Debt Securities (Cost $7,109,416)		7,110,815

Foreign Bonds & Debt Securites - Emerging Markets - 2.7%
Sovereign - 2.7%
Banco Nacional de Desenvolvimento Economico e Social 6.500%, due 06/10/19 (144A)(a)(b)	400,000	429,179
Brazil Notas do Tesouro Nacional, Series B 6.000%, due 05/15/15(f)	143,500	1,512,050
Colombia Government International Bond 7.750%, due 04/14/21(h)	500,000,000	281,833
Indonesia Treasury Bond 11.500%, due 09/15/19(k)	3,600,000,000	481,877

Security Description	Par Amount	Value

Sovereign - continued
Instituto de Credito Oficial, Series MTN 6.125%, due 02/27/14(e)	$500,000	$404,770
Korea Treasury Bond, Series 1409 5.000%, due 09/10/14(s)	1,000,000,000	838,847
Malaysia Government Bond, Series 0509 3.210%, due 05/31/13(l)	1,200,000	370,664
MDC-GMTN B.V. 7.625%, due 05/06/19(144A)(b)	250,000	283,677
Mexican Bonos, Series M 8.000%, due 12/17/15(m)	11,000,000	924,051
8.500%, due 12/13/18(m)	4,500,000	389,577
Poland Government Bond, Series 1013 5.000%, due 10/24/13(p)	1,250,000	370,808
Republic of Hungary 6.250%, due 01/29/20	375,000	370,396
Republic of Turkey 5.625%, due 03/30/21	400,000	396,500
United Kingdom Gilt 5.250%, due 06/07/12(q)	240,000	388,675

Total Foreign Bonds & Debt Securites - Emerging Markets (Cost $7,312,317)		7,442,904

Convertible Bonds - 2.8%
Automobiles - 0.6%
Ford Motor Co. 4.250%, due 11/15/16	1,305,000	1,646,519

Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. 5.250%, due 12/15/11	255,000	245,438
7.000%, due 03/15/15 (144A)(b)	1,015,000	983,281

		1,228,719

Real Estate Investment Trusts (REITs) - 0.3%
iStar Financial, Inc. 0.791%, due 10/01/12(c)	1,150,000	828,000

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp. 3.250%, due 08/01/39 (144A)(b)	2,670,000	3,020,437
Kulicke & Soffa Industries, Inc. 0.875%, due 06/01/12	910,000	853,125

		3,873,562

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. 3.125%, due 06/15/12	200,000	189,750

Total Convertible Bonds (Cost $7,340,003)		7,766,550

See accompanying notes to financial statements.

8

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Loomis Sayles Global Markets Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Values

Common Stocks - 64.7%
Aerospace & Defense - 1.1%
Precision Castparts Corp.	31,279	$3,219,235

Airlines - 1.2%
Cathay Pacific Airways, Ltd.	1,759,924	3,468,259

Automobiles - 3.4%
Daimler AG*	110,977	5,648,053
Hyundai Motor Co.	32,851	3,848,232

		9,496,285

Beverages - 2.9%
Anheuser-Busch InBev N.V.	54,232	2,618,186
Dr Pepper Snapple Group, Inc.	143,895	5,380,234

		7,998,420

Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc.*(a)	86,480	2,845,192

Commercial Banks - 6.6%
Banco Santander Chile (ADR)	40,805	2,737,607
Credicorp, Ltd.	29,849	2,712,975
Standard Chartered Plc	290,475	7,054,374
Wells Fargo & Co.	124,633	3,190,605
Yapi ve Kredi Bankasi A.S.*	1,035,258	2,802,964

		18,498,525

Computers & Peripherals - 5.5%
Apple, Inc.*	47,761	12,013,324
NetApp, Inc.*(a)	89,150	3,326,187

		15,339,511

Consumer Finance - 1.2%
American Express Co.	85,963	3,412,731

Distributors - 0.8%
Li & Fung, Ltd.	498,781	2,239,172

Diversified Financial Services - 1.0%
Bank of America Corp.	191,543	2,752,473

Electronic Equipment, Instruments & Components - 0.6%
Nippon Electric Glass Co., Ltd.	153,179	1,741,434

Energy Equipment & Services - 2.4%
FMC Technologies, Inc.*(a)	83,408	4,392,265
Schlumberger, Ltd.(a)	43,478	2,406,073

		6,798,338

Health Care Equipment & Supplies - 1.4%
Sonova Holding AG	32,923	4,038,470

Hotels, Restaurants & Leisure - 2.8%
Ctrip.com International, Ltd. *(ADR)	83,496	3,136,110
Starbucks Corp.(a)	88,949	2,161,461
Starwood Hotels & Resorts Worldwide, Inc.(a)	64,245	2,661,670

		7,959,241

Security Description	Shares	Values

Household Durables - 1.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	272,100	$2,958,383

Industrial Conglomerates - 1.8%
Siemens AG	57,419	5,164,298

Internet & Catalog Retail - 3.0%
Amazon.com, Inc.*(a)	36,818	4,022,735
Netflix, Inc.*	41,565	4,516,037

		8,538,772

Internet Software & Services - 3.8%
Akamai Technologies, Inc.*(a)	60,416	2,451,077
Baidu, Inc. (ADR)*	85,240	5,803,139
Tencent Holdings, Ltd.	139,079	2,293,484

		10,547,700

IT Services - 2.0%
Visa, Inc. - Class A	79,520	5,626,040

Machinery - 2.5%
Atlas Copco A.B. - A Shares	219,773	3,235,743
Caterpillar, Inc.	61,249	3,679,227

		6,914,970

Multiline Retail - 2.9%
Dollar Tree, Inc.*	34,031	1,416,690
Lojas Renner S.A.	175,839	4,801,533
S.A.C.I. Falabella	284,084	1,848,144

		8,066,367

Oil, Gas & Consumable Fuels - 1.7%
EOG Resources, Inc.	25,680	2,526,142
OGX Petroleo e Gas Participacoes S.A.*	233,567	2,176,288

		4,702,430

Personal Products - 3.9%
Estee Lauder Cos., Inc. (The) - Class A(a)	44,039	2,454,293
Hypermarcas S.A.*	219,008	2,829,059
Natura Cosmeticos S.A.	247,393	5,514,626

		10,797,978

Pharmaceuticals - 1.6%
Genomma Lab Internacional S.A. - Class B*(a)	783,184	2,621,876
Mylan, Inc.*(a)	110,108	1,876,240

		4,498,116

Professional Services - 0.8%
Experian Plc	266,310	2,306,747

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.(a)	24,245	1,591,442

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment - 4.5%
ARM Holdings Plc(a)	785,710	$3,252,096
Broadcom Corp. - Class A(a)	87,174	2,874,127
Cree, Inc.*(a)	53,710	3,224,211
Intel Corp.(a)	169,491	3,296,600

		12,647,034

Software - 0.9%
Salesforce.com, Inc.*	28,858	2,476,593

Specialty Retail - 1.0%
Industria de Diseno Textil S.A.	47,505	2,707,920

Tobacco - 0.7%
PT Gudang Garam Tbk	561,500	2,093,480

Total Common Stocks (Cost $170,492,777)		181,445,556

Preferred Stocks - 0.2%
Consumer Finance - 0.2%
GMAC, Inc., Series G 7.000% * (144A)(b)	906	704,217

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Assoc., Series S*	22,600	7,684

Total Preferred Stocks (Cost $632,733)		711,901

Convertible Preferred Stock - 0.5%
Diversified Telecommunication Services - 0.5%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17 (Cost - $1,483,161)	2,063	1,494,643

Warrant - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, expires 08/16/10* (Cost - $0)	12,179	0

Short-Term Investments - 10.9%
Mutual Funds - 10.3%
State Street Navigator Securities Lending Prime Portfolio(d)	28,945,167	28,945,167

Security Description	Par Amount	Value

Repurchase Agreement - 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $1,515,000 on 07/01/10 collateralized by $1,525,000 U.S. Treasury Note at 1.125% due 01/15/12 with a value of $1,547,418.	$1,515,000	$1,515,000

Total Short-Term Investments (Cost $30,460,167)		30,460,167

Total Investments - 109.4% (Cost $295,627,740#)		306,770,093

Other Assets and Liabilities (net) - (9.4)%		(26,418,339)

Total Net Assets - 100.0%		$280,351,754

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $25,601,344 and $14,458,991, respectively, resulting in a net unrealized appreciation of $11,142,353.
(a)	All or a portion of the security was held on loan. As of June 30, 2010, the market value of securities loaned was $27,942,712 and the collateral received consisted of cash in the amount of $28,945,167. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.
(d)	Represents investment of collateral received from securities lending transactions.
(e)	Par shown in Australian Dollar. Value is shown in USD.
(f)	Par shown in Brazilian Real. Value is shown in USD.
(g)	Par shown in Canadian Dollar. Value is shown in USD.
(h)	Par shown in Colombian Peso. Value is shown in USD.
(i)	Par shown in Danish Krone. Value is shown in USD.
(j)	Par shown in Euro Currency. Value is shown in USD.
(k)	Par shown in Indonesian Rupiah. Value is shown in USD.
(l)	Par shown in Malaysian Ringgit. Value is shown in USD.
(m)	Par shown in Mexican Peso. Value is shown in USD.
(n)	Par shown in New Zealand Dollar. Value is shown in USD.
(o)	Par shown in Norwegian Krone. Value is shown in USD.
(p)	Par Shown in Polish Zloty. Value is shown in USD.
(q)	Par shown in Pound Sterling. Value is shown in USD.
(r)	Par shown in Singapore Dollar. Value is shown in USD.
(s)	Par shown in South Korean Won. Value is shown in USD.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

(t)	Par shown in Swedish Krona. Value is shown in USD.
(u)	Par shown in Swiss Franc. Value is shown in USD.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Country Diversification as of June 30, 2010 (Unaudited)
Top Ten Countries	% of Net Assets
United States	64.9
Brazil	7.6
Cayman Islands	4.9
Germany	4.4
United Kingdom	4.2
Mexico	2.5
Bermuda	1.9
Chile	1.8
South Korea	1.7
Sweden	1.5

Credit Composition as of June 30, 2010 (Unaudited)
Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government	10.5
AA	0.1
A	6.5
BBB	10.2
BB	12.5
B	29.5
CCC	22.2
Not Rated	8.5

See accompanying notes to financial statements.

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Loomis Sayles Global Markets Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$921,307	$—	$921,307
Total Domestic Bonds & Debt Securities*	—	69,416,250	—	69,416,250
Total Foreign Bonds & Debt Securities*	—	7,110,815	—	7,110,815
Total Foreign Bonds & Debt Securities - Emerging Markets*	—	7,442,904	—	7,442,904
Total Convertible Bonds*	—	7,766,550	—	7,766,550
Common Stocks
Aerospace & Defense	3,219,235	—	—	3,219,235
Airlines	—	3,468,259	—	3,468,259
Automobiles	—	9,496,285	—	9,496,285
Beverages	5,380,234	2,618,186	—	7,998,420
Biotechnology	2,845,192	—	—	2,845,192
Commercial Banks	8,641,187	9,857,338	—	18,498,525
Computers & Peripherals	15,339,511	—	—	15,339,511
Consumer Finance	3,412,731	—	—	3,412,731
Distributors	—	2,239,172	—	2,239,172
Diversified Financial Services	2,752,473	—	—	2,752,473
Electronic Equipment, Instruments & Components	—	1,741,434	—	1,741,434
Energy Equipment & Services	6,798,338	—	—	6,798,338
Health Care Equipment & Supplies	—	4,038,470	—	4,038,470
Hotels, Restaurants & Leisure	7,959,241	—	—	7,959,241
Household Durables	2,958,383	—	—	2,958,383
Industrial Conglomerates	—	5,164,298	—	5,164,298
Internet & Catalog Retail	8,538,772	—	—	8,538,772
Internet Software & Services	8,254,216	2,293,484	—	10,547,700
IT Services	5,626,040	—	—	5,626,040
Machinery	3,679,227	3,235,743	—	6,914,970
Multiline Retail	3,264,834	4,801,533	—	8,066,367
Oil, Gas & Consumable Fuels	4,702,430	—	—	4,702,430
Personal Products	5,283,352	5,514,626	—	10,797,978
Pharmaceuticals	4,498,116	—	—	4,498,116
Professional Services	—	2,306,747	—	2,306,747
Real Estate Management & Development	1,591,442	—	—	1,591,442
Semiconductors & Semiconductor Equipment	9,394,938	3,252,096	—	12,647,034

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

Description	Level 1	Level 2	Level 3	Total
Software	$2,476,593	$—	$—	$2,476,593
Specialty Retail	—	2,707,920	—	2,707,920
Tobacco	—	2,093,480	—	2,093,480
Total Common Stocks	116,616,485	64,829,071	—	181,445,556
Total Preferred Stocks*	711,901	—	—	711,901
Total Convertible Preferred Stock*	1,494,643	—	—	1,494,643
Total Warrants*	—	—	—	—
Short-Term Investments
Mutual Funds	28,945,167	—	—	28,945,167
Repurchase Agreement	—	1,515,000	—	1,515,000
Total Short-Term Investments	28,945,167	1,515,000	—	30,460,167
Total Investments	$147,768,196	$159,001,897	$—	$306,770,093

Forward Contracts**
Forward Contracts to Sell (Appreciation)	$—	$1,315	$—	$1,315
Total Forward Contracts	—	1,315	—	1,315

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$305,255,093
Repurchase Agreement	1,515,000
Cash	508
Cash denominated in foreign currencies (c)	1,213,100
Receivable for investments sold	9,978
Receivable for shares sold	186,450
Dividends receivable	181,309
Interest receivable	1,773,643
Unrealized appreciation on forward currency contracts	1,315

Total assets	310,136,396

Liabilities
Payables for:
Investments purchased	412,640
Shares redeemed	134,659
Collateral for securities loaned	28,945,167
Accrued Expenses:
Management fees	164,688
Distribution and service fees - Class B	23,139
Administration fees	1,876
Custodian and accounting fees	36,804
Deferred trustees’ fees	11,173
Other expenses	54,496

Total liabilities	29,784,642

Net Assets	$280,351,754

Net Assets Represented by
Paid in surplus	$413,558,432
Accumulated net realized loss	(150,878,432)
Unrealized appreciation on investments and foreign currency transactions	11,127,413
Undistributed net investment income	6,544,341

Net Assets	$280,351,754

Net Assets
Class A	$169,058,281

Class B	111,293,473

Capital Shares Outstanding*
Class A	17,992,314

Class B	11,906,586

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.40

Class B	9.35

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $294,112,740.
(b)	Includes securities loaned at value of $27,942,712.
(c)	Identified cost of cash denominated in foreign currencies was $1,225,211.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$1,854,829
Interest (b)	6,937,264

Total investment income	8,792,093

Expenses
Management fees	1,887,825
Administration fees	17,890
Custodian and accounting fees	140,669
Distribution and service fees - Class B	137,017
Audit and tax services	23,076
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	23,785
Insurance	2,577
Miscellaneous	5,799

Total expenses	2,268,363
Less broker commission recapture	(28,129)

Net expenses	2,240,234

Net investment income	6,551,859

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	101,144,208
Futures contracts	(3,761,448)
Foreign currency transactions	(1,042,220)

Net realized gain on investments, futures contracts and foreign currency transactions	96,340,540

Net change in unrealized depreciation on:
Investments	(82,819,517)
Foreign currency transactions	(74,088)

Net change in unrealized depreciation on investments and foreign currency transactions	(82,893,605)

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	13,446,935

Net Increase in Net Assets from Operations	$19,998,794

(a)	Net of foreign withholding taxes of $419,394.
(b)	Includes net income on securities loaned of $62,015.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$6,551,859	$20,886,931
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	96,340,540	(74,763,159)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(82,893,605)	261,165,727

Net increase in net assets resulting from operations	19,998,794	207,289,499

Distributions to Shareholders
From net investment income
Class A	(20,009,609)	(18,634,278)
Class B	(3,749,934)	(1,427,323)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(23,759,543)	(20,061,601)

Net decrease in net assets from capital share transactions	(382,840,945)	(259,394,512)

Net Decrease in Net Assets	(386,601,694)	(72,166,614)
Net assets at beginning of period	666,953,448	739,120,062

Net assets at end of period	$280,351,754	$666,953,448

Undistributed net investment income at end of period	$6,544,341	$23,752,025

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	1,971,307	$19,725,626	7,273,761	$57,467,705
Reinvestments	1,935,165	20,009,609	2,577,355	18,634,278
Redemption	(42,422,213)	(439,733,599)	(46,683,271)	(354,150,617)

Net decrease	(38,515,741)	$(399,998,364)	(36,832,155)	$(278,048,634)

Class B
Sales	2,598,404	$25,778,578	3,822,694	$33,019,229
Reinvestments	364,425	3,749,934	198,239	1,427,323
Redemptions	(1,267,342)	(12,371,093)	(1,975,940)	(15,792,430)

Net increase	1,695,487	$17,157,419	2,044,993	$18,654,122

Decrease derived from capital shares transactions		$(382,840,945)		$(259,394,512)

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data

	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006(b)
Net Asset Value, Beginning of Period	$10.00	$7.29	$13.27	$10.36	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.12	0.27	0.25	0.24	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)	2.64	(5.00)	2.67	0.36

Total From Investment Operations	(0.25)	2.91	(4.75)	2.91	0.47

Less Distributions
Dividends from Net Investment Income	(0.35)	(0.20)	(0.54)	—	(0.11)
Distributions from Net Realized Capital Gains	—	—	(0.69)	—	—

Total Distributions	(0.35)	(0.20)	(1.23)	—	(0.11)

Net Asset Value, End of Period	$9.40	$10.00	$7.29	$13.27	$10.36

Total Return (%)	(2.83)	41.00	(39.10)	28.09	4.66

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.78 *	0.76	0.72	0.74	0.87	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.78 *	0.76	0.73	0.74	0.88	*
Ratio of Net Investment Income to Average Net Assets (%)	2.42 *	3.35	2.48	2.05	1.72	*
Portfolio Turnover Rate (%)	57.4	108.4	134.4	120.4	45.9
Net Assets, End of Period (in millions)	$169.1	$565.4	$680.0	$1,007.2	$523.5

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006(b)
Net Asset Value, Beginning of Period	$9.95	$7.24	$13.22	$10.34	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.11	0.25	0.22	0.23	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.38)	2.64	(4.98)	2.65	0.35

Total From Investment Operations	(0.27)	2.89	(4.76)	2.88	0.44

Less Distributions
Dividends from Net Investment Income	(0.33)	(0.18)	(0.53)	—	(0.10)
Distributions from Net Realized Capital Gains	—	—	(0.69)	—	—

Total Distributions	(0.33)	(0.18)	(1.22)	—	(0.10)

Net Asset Value, End of Period	$9.35	$9.95	$7.24	$13.22	$10.34

Total Return (%)	(2.99)	40.82	(39.26)	27.85	4.37

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.03 *	1.01	0.97	1.02	1.15	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.03 *	1.01	0.98	1.02	1.16	*
Ratio of Net Investment to Average Net Assets (%)	2.26 *	2.95	2.23	1.94	1.36	*
Portfolio Turnover Rate (%)	57.4	108.4	134.4	120.4	45.9
Net Assets, End of Period (in millions)	$111.3	$101.6	$59.1	$79.0	$9.8

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Loomis Sayles Global Markets Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

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Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

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MET INVESTORS SERIES TRUST

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Loomis, Sayles & Company, L.P. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$1,887,825	0.70%	First $500 Million

	0.65%	$500 Million to $1 Billion

	0.60%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$4,111,168	$279,770,080	$6,432,298	$621,143,932

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MET INVESTORS SERIES TRUST

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2010, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$1,315	Unrealized depreciation on forward foreign currency exchange contracts	$—

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

	Equity Index	Foreign Currency Exchange	Total
Location Statement of Operations - Net Realized Gain (Loss)

Future contracts	$(3,761,448)	$—	$(3,761,448)

Foreign currency transactions	—	(1,042,220)	(1,042,220)

Total	$(3,761,448)	$(1,042,220)	$(4,803,668)

Location Statement of Operations - Net Change in Unrealized Gain (Loss)

Foreign currency transactions		$1,315

For the six months ended June 30, 2010, the average per contract outstanding for each derivative type was as follows:

Average Number of Notional Amounts(a)	Equity Index	Foreign Currency Risk	Total

Future contracts	$3,661	$—	$3,661

Foreign currency transactions	—	734,091	734,091

(a)	Amount represents average notional amounts.

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MET INVESTORS SERIES TRUST

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts

Open forward foreign currency exchange contracts at June 30, 2010 were as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver	Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

8/15/2010	Barclays Capital, Inc.	4,440,000 DKK	$732,776	$734,091	$1,315

DKK - Danish Krone

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$20,061,601	$63,236,117	$—	$44,545,290	$20,061,601	$107,781,407

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$23,759,543	$—	$83,146,390	$(236,344,344)	$(129,438,411)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$158,723,345	$77,620,999	$236,344,344

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MET INVESTORS SERIES TRUST

Loomis Sayles Global Markets Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

10. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

11. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Lord Abbett Bond Debenture Portfolio had a return of 3.15%, 3.05% and 3.12% for Class A, B and E Shares, respectively, versus 5.33%, 4.71% and 3.85% for its benchmarks, the Barclays Capital U.S. Aggregate Bond Index1, the BofA Merrill Lynch High Yield Master II Constrained Index2 and the Hybrid Index3, respectively.

Market Environment/Conditions

Low interest rates and an improving U.S. economy led investors to shift into risk assets in search of yield during the first half of 2010 until late in the period, when concerns about public finances of Europe and the health of the U.S. economic recovery led them to move back to assets perceived as less risky.

The economy continued to expand in the first half, though at a slower rate than earlier. Gross domestic product rose 3.7% in the first quarter, down from 5.0% in the fourth quarter of 2009. Though inflation was higher than it was in the second half of 2009, it remained subdued: the 12-month change in the Consumer Price Index (CPI) fell from 2.7% in January 2010 to 2% as of May 2010.

Job creation improved in the first half of 2010, though many of the new jobs were temporary census positions, and the unemployment rate showed little improvement. The unemployment rate fell from 10% at the end of 2009 to 9.5% at the end of June 2010. The Federal Reserve kept the fed funds target rate between 0% and 0.25% during the period, explaining that economic conditions were likely to warrant low rates for an “extended period.”

Yields on Treasuries fluctuated during the period as good news on the economy alternated with bad news both on the economy and the debt crisis in Europe. Toward the end of the period, the debt crisis and the tentative nature of the U.S. recovery contributed to a flight to quality, which caused Treasury yields to fall.

In the investment-grade sector, performance was lackluster early in the period, as investors became less aggressive in searching for yield. Later in the period, spreads widened again as ratings downgrades of Greece, Spain, and Portugal caused investors to shift out of the investment-grade market on fears that Europe’s debt problems would stall the global economic recovery.

In the high-yield sector, an improving economy and declining defaults attracted a significant flow of investor funds in the first quarter. Issuers took advantage of declining yield spreads to issue new debt, both to refinance existing debt and to fund acquisitions. Later in the period, however, concerns about European sovereign debt caused spreads to widen substantially.

In the municipal bond market, weak fundamentals pushed yields higher toward the end of March, but states continued to cut spending and raise taxes in order to balance their budgets by the June fiscal year-end. Pension costs continue to present a growing burden to state issuers, but most have initiated reform efforts.

Portfolio Review/Current Positioning

The majority of industries in the Portfolio contributed to performance; however electric-generation, pharmaceuticals and forestry/paper were among the bottom performers. The electric-generation industry was negatively affected by falling natural gas prices, particularly in the first quarter.

By asset class, the Portfolio’s allocation to high yield corporates was the top contributor to performance as this sector benefited from an improving economy and declining defaults. Relative to the Hybrid Index, the Portfolio’s underweight allocation to convertibles added to performance as the convertible market underperformed versus the investment grade and high yield corporate bond markets. The advances in the Portfolio were broad-based with a majority of industries in the Portfolio contributing to positive performance relative to the benchmark. The top contributors included gas distribution, gaming and banking, which benefited from securities selection. Relative to the Hybrid Index, as of June 30, 2010, the Portfolio maintained an underweight position to convertibles and an overweight to high yield.

Christopher J. Towle, CFA, Partner & Director

Lord, Abbett & Co. LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Crown Cork & Seal, Inc. 7.375%, due 12/15/26	0.6
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15	0.6
HCA, Inc., 9.125%, due 11/15/14	0.6
Community Health Systems, Inc. 8.875%, due 07/15/15	0.6
Angel Lux Common S.A. 8.875%, due 05/01/16	0.6
Placer Dome, Inc. 2.750%, due 10/15/23	0.6
Baldor Electric Co. 8.625%, due 02/15/17	0.6
Freeport McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17	0.6
Elizabeth Arden, Inc. 7.750%, due 01/15/14	0.5
Graphic Packaging International, Inc. 9.500%, due 08/15/13	0.5

Top Sectors

%of Market Value
Domestic Bonds & Debt Securities	71.1
Short-Term Investments	13.2
Convertible Bonds	10.8
Convertible Preferred Stocks	2.6
Common Stocks	1.9
Municipals	0.2
Preferred Stocks	0.2

2

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

Lord Abbett Bond Debenture Portfolio managed by Lord, Abbett & Co. LLC vs. Barclays Capital U.S. Aggregate Bond Index1, BofA Merrill Lynch High Yield Master II Constrained Index2 and Hybrid Index3

	Average Annual Return[4] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year	Since Inception[5]
Lord Abbett Bond Debenture Portfolio—Class A	3.15%	20.93%	6.60%	6.22%	—
Class B	3.05%	20.64%	6.32%	—	6.25%
Class E	3.12%	20.68%	6.44%	—	6.95%
Barclays Capital U.S. Aggregate Bond Index[1]	5.33%	9.50%	5.54%	6.47%	—
BofA Merrill Lynch High Yield Master II Constrained Index[2]	4.71%	27.45%	7.17%	7.27%	—
Hybrid Index[3]	3.85%	22.90%	6.21%	6.13%	—

The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

2 The BofA Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds with maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Index limits any individual issuer to a maximum of 2% benchmark exposure.

3 The Hybrid Index is comprised of 60% BofA Merrill Lynch High Yield Master II Constrained Index, 20% Barclays Capital U.S. Aggregate Bond Index, 20% BofA Merrill Lynch All Convertible Index.

The BofA Merrill Lynch All Convertible Index is composed of approximately 700 issues of only convertible bonds and preferreds of all qualities.

4 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5 Inception of Class A shares is 5/1/96. Inception of the Class B shares is 3/22/01. Inception of the Class E shares is 4/1/02.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.53%	$1,000.00	$1,031.50	$2.67
Hypothetical	0.53%	1,000.00	1,022.17	2.66

Class B
Actual	0.78%	$1,000.00	$1,030.50	$3.93
Hypothetical	0.78%	1,000.00	1,020.93	3.91

Class E
Actual	0.68%	$1,000.00	$1,031.20	$3.42
Hypothetical	0.68%	1,000.00	1,021.42	3.41

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 0.3%
Chicago O’Hare International Airport Revenue, Build America Bonds 6.395%, due 01/01/40	$1,300,000	$1,388,283
Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds 6.731%, due 07/01/43	3,350,000	3,540,916

Total Municipals (Cost $4,716,839)		4,929,199

Domestic Bonds & Debt Securities - 79.6%
Aerospace & Defense - 1.4%
DigitalGlobe, Inc. 10.500%, due 05/01/14	3,250,000	3,510,000
Esterline Technologies Corp. 7.750%, due 06/15/13	3,000,000	3,045,000
6.625%, due 03/01/17	2,275,000	2,252,250
GeoEye, Inc. 9.625%, due 10/01/15 (144A)(a)	5,000,000	5,125,000
L-3 Communications Corp. 6.375%, due 10/15/15	3,550,000	3,567,750
Spirit Aerosystems, Inc. 7.500%, due 10/01/17	1,625,000	1,600,625
Triumph Group, Inc. 8.000%, due 11/15/17	2,250,000	2,160,000
Vought Aircraft Industries, Inc. 8.000%, due 07/15/11(b)	3,950,000	3,969,750

		25,230,375

Agriculture - 0.1%
Bunge NA Finance LP 5.900%, due 04/01/17	1,375,000	1,469,310
Phibro Animal Health Corp. 9.250%, due 07/01/18(144A)(a)	1,000,000	1,000,000

		2,469,310

Airlines - 0.4%
Delta Air Lines, Inc. 9.500%, due 09/15/14(144A)(a)	1,000,000	1,055,000
United Air Lines, Inc. 9.875%, due 08/01/13(144A)(a)	4,000,000	4,120,000
12.000%, due 11/01/13(144A)(a)	2,075,000	2,152,813

		7,327,813

Auto Components - 1.1%
Cooper-Standard Automotive, Inc. 8.500%, due 05/01/18 (144A)(a)(b)	2,300,000	2,323,000
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16	1,775,000	1,939,188

Security Description	Par Amount	Value

Auto Components - continued
Stanadyne Corp., Series 1 10.000%, due 08/15/14	$2,075,000	$1,898,625
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15(c)	2,750,000	2,048,750
Tenneco Automotive, Inc. 8.625%, due 11/15/14(b)	3,375,000	3,421,406
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A)(a)	5,350,000	5,216,250
8.875%, due 12/01/17 (144A)(a)	3,500,000	3,622,500

		20,469,719

Automobiles - 0.2%
Ford Motor Co. 7.450%, due 07/16/31(b)	4,345,000	3,943,088

Beverages - 0.3%
Constellation Brands, Inc. 7.250%, due 05/15/17	5,000,000	5,093,750

Building Products - 0.4%
Building Materials Corp. of America 7.500%, due 03/15/20 (144A)(a)	1,650,000	1,608,750
Masco Corp. 7.125%, due 03/15/20	3,500,000	3,410,151
Owens Corning, Inc. 9.000%, due 06/15/19	1,625,000	1,924,424

		6,943,325

Capital Markets - 0.3%
Raymond James Financial, Inc. 8.600%, due 08/15/19	4,075,000	4,807,261

Chemicals - 2.4%
Airgas, Inc. 7.125%, due 10/01/18(144A)(a)	1,600,000	1,720,000
Ashland, Inc. 9.125%, due 06/01/17	2,100,000	2,310,000
CF Industries, Inc. 6.875%, due 05/01/18	825,000	839,438
7.125%, due 05/01/20(b)	1,575,000	1,622,250
Huntsman International LLC 8.625%, due 03/15/20 (144A)(a)	4,400,000	4,064,500
Ineos Finance Plc 9.000%, due 05/15/15 (144A)(a)(b)	1,000,000	997,500
Ineos Group Holdings Plc 8.500%, due 02/15/16 (144A)(a)(b)	7,525,000	5,907,125
LBI Escrow Corp. 8.000%, due 11/01/17 (144A)(a)	4,000,000	4,135,000

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Chemicals - continued
Mosaic Co. (The) 7.375%, due 12/01/14 (144A)(a)	$1,850,000	$1,937,279
Mosaic Global Holdings, Inc. 7.300%, due 01/15/28	4,900,000	5,651,694
Nalco Co. 8.875%, due 11/15/13	4,650,000	4,789,500
8.250%, due 05/15/17	2,000,000	2,080,000
Potash Corp. of Saskatchewan, Inc. 4.875%, due 03/30/20(b)	2,050,000	2,185,148
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14(b)	4,500,000	4,556,250

		42,795,684

Commercial & Professional Services - 2.2%
ACCO Brands Corp. 10.625%, due 03/15/15	875,000	953,750
Aleris International, Inc. 10.000%, due 12/15/16(d)	4,330,000	48,713
ARAMARK Corp. 3.844%, due 02/01/15(b)(e)	5,125,000	4,740,625
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A)(a)	1,525,000	1,502,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625%, due 03/15/18 (144A)(a)	2,000,000	2,030,000
Brambles USA, Inc. 5.350%, due 04/01/20 (144A)(a)	3,350,000	3,485,095
Clean Harbors, Inc. 7.625%, due 08/15/16	2,950,000	3,045,875
Corrections Corp. of America 7.750%, due 06/01/17	4,700,000	4,899,750
Deluxe Corp. 7.375%, due 06/01/15	3,900,000	3,890,250
Geo Group, Inc. (The) 7.750%, due 10/15/17 (144A)(a)	2,900,000	2,936,250
Hertz Corp. 8.875%, due 01/01/14	3,400,000	3,459,500
Live Nation Entertainment, Inc. 8.125%, due 05/15/18 (144A)(a)	4,750,000	4,595,625
United Rentals North America, Inc. 10.875%, due 06/15/16(b)	4,000,000	4,310,000

		39,897,558

Commercial Banks - 1.2%
Discover Bank, Series BKNT 8.700%, due 11/18/19	2,000,000	2,224,012
Fifth Third Capital Trust IV 6.500%, due 04/15/37(b)(e)	4,200,000	3,496,500
Regions Financial Corp. 5.750%, due 06/15/15	1,450,000	1,442,360

Security Description	Par Amount	Value

Commercial Banks - continued
Royal Bank of Scotland Group Plc 5.000%, due 11/12/13(b)	$3,300,000	$3,198,032
6.400%, due 10/21/19	1,500,000	1,524,282
Standard Chartered Plc 3.850%, due 04/27/15 (144A)(a)	950,000	959,525
Wachovia Capital Trust III 5.800%, due 12/31/49(e)	3,143,000	2,530,115
Zions Bancorporation 7.750%, due 09/23/14(b)	5,500,000	5,609,362

		20,984,188

Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 6.625%, due 01/15/18 (144A)(a)	3,000,000	2,992,500
6.875%, due 01/15/20 (144A)(a)(b)	2,900,000	2,892,750
MasTec, Inc. 7.625%, due 02/01/17	3,000,000	2,932,500
ViaSat, Inc. 8.875%, due 09/15/16	3,500,000	3,578,750

		12,396,500

Computers & Peripherals - 1.0%
Insight Communications Co., Inc. 9.375%, due 07/15/18 (144A)(a)	500,000	500,000
Seagate HDD Cayman 6.875%, due 05/01/20 (144A)(a)	4,150,000	3,952,875
SunGard Data Systems, Inc. 9.125%, due 08/15/13	4,525,000	4,621,156
10.250%, due 08/15/15(b)	8,000,000	8,300,000

		17,374,031

Consumer Finance - 1.5%
Ally Financial, Inc. 7.250%, due 03/02/11	5,000,000	5,106,250
8.300%, due 02/12/15 (144A)(a)	6,650,000	6,749,750
8.000%, due 11/01/31	1,625,000	1,507,187
American Express Bank FSB S.A. 5.500%, due 04/16/13(b)	3,000,000	3,243,696
American Express Credit Corp. 7.300%, due 08/20/13	3,000,000	3,399,018
Ford Motor Credit Co. LLC 7.250%, due 10/25/11	3,500,000	3,596,558
8.000%, due 06/01/14(b)	3,000,000	3,098,748

		26,701,207

Containers & Packaging - 2.3%
Ball Corp. 6.625%, due 03/15/18	5,000,000	5,025,000
7.375%, due 09/01/19	2,000,000	2,090,000

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Containers & Packaging - continued
Cascades, Inc. 7.750%, due 12/15/17	$1,350,000	$1,350,000
7.875%, due 01/15/20	950,000	950,000
Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 05/15/17 (144A)(a)(b)	1,600,000	1,660,000
Crown Cork & Seal, Inc. 7.375%, due 12/15/26	12,250,000	11,208,750
Graphic Packaging International, Inc. 9.500%, due 08/15/13(b)	8,750,000	8,946,875
Owens-Brockway Glass Container, Inc. 6.750%, due 12/01/14	1,800,000	1,840,500
Sealed Air Corp. 7.875%, due 06/15/17 (144A)(a)	2,500,000	2,616,695
Solo Cup Co. 8.500%, due 02/15/14	1,450,000	1,308,625
10.500%, due 11/01/13	1,500,000	1,558,125
Vitro S.A.B. de C.V. 9.125%, due 02/01/17(d)	5,500,000	2,557,500

		41,112,070

Diversified Financial Services - 3.8%
Bank of America Corp. 5.750%, due 12/01/17	2,650,000	2,752,396
Cantor Fitzgerald LP 7.875%, due 10/15/19 (144A)(a)	1,550,000	1,606,426
Capital One Capital VI 8.875%, due 05/15/40	5,000,000	5,150,000
CEDC Finance Corp. International, Inc. 9.125%, due 12/01/16 (144A)(a)	3,500,000	3,412,500
Cemex Finance LLC 9.500%, due 12/14/16 (144A)(a)	1,025,000	994,122
CIT Group, Inc. 7.000%, due 05/01/16(b)	8,350,000	7,661,125
FMR LLC 5.350%, due 11/15/21 (144A)(a)(b)	3,100,000	3,242,482
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14	6,175,000	6,283,063
International Lease Finance Corp. 8.625%, due 09/15/15 (144A)(a)	2,700,000	2,565,000
8.750%, due 03/15/17 (144A)(a)	5,500,000	5,225,000
JPMorgan Chase & Co. 6.000%, due 01/15/18	3,500,000	3,870,731
Series 1 7.900%, due 04/29/49(e)	1,650,000	1,706,263

Security Description	Par Amount	Value

Diversified Financial Services - continued
Lazard Group LLC 7.125%, due 05/15/15	$4,300,000	$4,533,395
Morgan Stanley 6.000%, due 04/28/15	4,000,000	4,184,656
NASDAQ OMX Group, Inc. (The) 4.000%, due 01/15/15	825,000	839,696
Nuveen Investments, Inc. 10.500%, due 11/15/15	2,150,000	1,881,250
Reynolds Group Issuer, Inc. 7.750%, due 10/15/16 (144A)(a)	4,825,000	4,740,562
8.500%, due 05/15/18 (144A)(a)	2,800,000	2,748,245
Sensus Metering Systems, Inc. 8.625%, due 12/15/13	4,000,000	3,920,000
Washington Mutual Bank/Henderson NV 6.875%, due 06/15/11(d)	6,000,000	60,000
ZFS Finance USA Trust V 6.500%, due 05/09/37 (144A)(a)(e)	630,000	570,150

		67,947,062

Diversified Telecommunication Services - 4.1%
Angel Lux Common S.A. 8.875%, due 05/01/16 (144A)(a)	10,000,000	10,325,000
CenturyTel, Inc., Series Q 6.150%, due 09/15/19(b)	3,625,000	3,529,492
Ceridian Corp. 11.250%, due 11/15/15(b)	3,825,000	3,471,188
Cincinnati Bell, Inc. 7.000%, due 02/15/15	800,000	754,000
8.750%, due 03/15/18(b)	6,000,000	5,490,000
Digicel Group, Ltd. 10.500%, due 04/15/18 (144A)(a)(b)	2,125,000	2,217,969
Inmarsat Finance Plc 7.375%, due 12/01/17 (144A)(a)	1,950,000	2,003,625
Level 3 Financing, Inc. 10.000%, due 02/01/18 (144A)(a)(b)	1,800,000	1,602,000
NII Capital Corp. 10.000%, due 08/15/16	3,500,000	3,701,250
8.875%, due 12/15/19	3,575,000	3,628,625
Qwest Communications International, Inc. 8.000%, due 10/01/15 (144A)(a)(b)	2,900,000	2,994,250
Sprint Capital Corp. 6.900%, due 05/01/19	8,475,000	7,712,250
Syniverse Technologies, Inc. 7.750%, due 08/15/13	6,850,000	6,713,000

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Telecommunication Services - continued
Valor Telecommunications Enterprises Finance Corp. 7.750%, due 02/15/15(b)	$2,325,000	$2,372,886
Virgin Media Finance Plc 9.500%, due 08/15/16	2,600,000	2,752,750
8.375%, due 10/15/19	3,000,000	3,082,500
Wind Acquisition Finance S.A. 11.750%, due 07/15/17 (144A)(a)	4,225,000	4,351,750
Windstream Corp. 7.000%, due 03/15/19	7,425,000	6,886,687

		73,589,222

Electric Utilities - 2.6%
Central Illinois Light Co. 8.875%, due 12/15/13	4,550,000	5,456,915
Commonwealth Edison Co. 5.800%, due 03/15/18	4,000,000	4,526,712
Edison Mission Energy 7.750%, due 06/15/16(b)	7,550,000	5,285,000
7.000%, due 05/15/17(b)	3,500,000	2,257,500
Electricite de France (EDF) 6.500%, due 01/26/19 (144A)(a)	2,400,000	2,797,356
Mirant Americas Generation LLC 9.125%, due 05/01/31(b)	9,000,000	8,325,000
Nisource Finance Corp. 6.150%, due 03/01/13(b)	2,180,000	2,378,762
Northern States Power/Minnesota 5.250%, due 03/01/18(b)	2,000,000	2,236,236
Peco Energy Co. 5.350%, due 03/01/18(b)	3,125,000	3,514,956
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15(b)	16,000,000	10,640,000

		47,418,437

Electrical Equipment - 1.3%
Baldor Electric Co. 8.625%, due 02/15/17	9,875,000	10,270,000
Belden, Inc. 7.000%, due 03/15/17	4,250,000	4,127,812
9.250%, due 06/15/19 (144A)(a)	2,300,000	2,438,000
Emerson Electric Co. 5.250%, due 10/15/18(b)	3,500,000	3,962,088
Roper Industries, Inc. 6.250%, due 09/01/19	2,175,000	2,415,583

		23,213,483

Electronic Equipment, Instruments & Components - 0.4%
Agilent Technologies, Inc. 5.500%, due 09/14/15	3,000,000	3,232,752

Security Description	Par Amount	Value

Electronic Equipment, Instruments & Components - continued
Amphenol Corp. 4.750%, due 11/15/14	$1,075,000	$1,136,727
NXP B.V./NXP Funding LLC 9.500%, due 10/15/15(b)	2,000,000	1,680,000
3.053%, due 10/15/13(e)	1,825,000	1,567,219

		7,616,698

Energy Equipment & Services - 2.1%
Cameron International Corp. 6.375%, due 07/15/18(b)	1,920,000	1,984,406
Complete Production Services, Inc. 8.000%, due 12/15/16	4,000,000	3,930,000
Dresser-Rand Group, Inc. 7.375%, due 11/01/14	4,750,000	4,773,750
E.ON International Finance B.V. 5.800%, due 04/30/18 (144A)(a)	5,000,000	5,649,565
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14(b)	2,920,000	2,620,700
8.000%, due 09/01/17(b)	4,000,000	3,580,000
Key Energy Services, Inc. 8.375%, due 12/01/14(b)	2,900,000	2,896,375
Murray Energy Corp. 10.250%, due 10/15/15 (144A)(a)	2,500,000	2,500,000
National Oilwell Varco, Inc. 6.125%, due 08/15/15	5,500,000	5,686,577
SEACOR Holdings, Inc. 7.375%, due 10/01/19	4,150,000	4,390,036

		38,011,409

Entertainment & Leisure - 1.2%
Downstream Development Authority 12.000%, due 10/15/15 (144A)(a)	2,400,000	2,268,000
Mohegan Tribal Gaming Authority 11.500%, due 11/01/17 (144A)(a)	3,800,000	3,781,000
MU Finance Plc 8.375%, due 02/01/17 (144A)(a)	4,500,000	4,320,000
Peninsula Gaming LLC 8.375%, due 08/15/15(b)	975,000	976,219
Universal City Development Partners 8.875%, due 11/15/15 (144A)(a)	1,950,000	1,969,500
10.875%, due 11/15/16 (144A)(a)(b)	1,500,000	1,537,500
WMG Acquisition Corp. 9.500%, due 06/15/16	6,350,000	6,794,500

		21,646,719

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Food & Staples Retailing - 1.0%
Denny’s Holdings, Inc. 10.000%, due 10/01/12	$4,850,000	$4,886,375
Ingles Markets, Inc. 8.875%, due 05/15/17	4,000,000	4,090,000
Rite Aid Corp. 9.375%, due 12/15/15(b)	4,775,000	3,927,437
10.250%, due 10/15/19	1,650,000	1,652,063
Supervalu, Inc. 7.500%, due 11/15/14	2,675,000	2,688,375

		17,244,250

Food Products - 1.8%
Bumble Bee Foods LLC 7.750%, due 12/15/15 (144A)(a)	4,887,000	4,929,761
Del Monte Foods Co. 7.500%, due 10/15/19 (144A)(a)	1,350,000	1,387,125
Dole Food Co., Inc. 8.750%, due 07/15/13(b)	7,975,000	8,254,125
General Mills, Inc. 5.200%, due 03/17/15	4,000,000	4,491,736
H.J. Heinz Co. 5.350%, due 07/15/13	3,000,000	3,299,433
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.250%, due 04/01/15 (144A)(a)(b)	1,800,000	1,845,000
10.625%, due 04/01/17(b)	1,225,000	1,283,188
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12(b)	7,675,000	7,713,375

		33,203,743

Gas Utilities - 1.1%
Ferrellgas LP 6.750%, due 05/01/14(b)	5,500,000	5,417,500
Ferrellgas Partners LP 8.625%, due 06/15/20	2,500,000	2,512,500
National Fuel Gas Co. 6.500%, due 04/15/18	7,200,000	7,731,281
8.750%, due 05/01/19	1,750,000	2,133,164
SEMCO Energy, Inc. 5.150%, due 04/21/20 (144A)(a)	825,000	885,420
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375%, due 03/15/20	1,475,000	1,497,125

		20,176,990

Health Care Equipment & Supplies - 0.9%
Bausch & Lomb, Inc. 9.875%, due 11/01/15(b)	5,500,000	5,678,750
Biomet, Inc. 10.000%, due 10/15/17	6,500,000	7,020,000

Security Description	Par Amount	Value

Health Care Equipment & Supplies - continued
VWR Funding, Inc., Series B 10.250%, due 07/15/15(b)(f)	$4,225,000	$4,288,375

		16,987,125

Health Care Providers & Services - 4.6%
Apria Healthcare Group, Inc. 11.250%, due 11/01/14 (144A)(a)	1,350,000	1,444,500
Capella Healthcare, Inc. 9.250%, due 07/01/17 (144A)(a)(b)	775,000	784,688
Centene Corp. 7.250%, due 04/01/14	4,825,000	4,849,125
Community Health Systems, Inc. 8.875%, due 07/15/15	10,000,000	10,337,500
DaVita, Inc. 7.250%, due 03/15/15	7,500,000	7,537,500
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14	2,950,000	3,097,500
HCA, Inc. 6.375%, due 01/15/15	5,000,000	4,693,750
9.125%, due 11/15/14	10,000,000	10,487,500
9.875%, due 02/15/17	1,175,000	1,269,000
7.875%, due 02/15/20	2,100,000	2,170,875
HealthSouth Corp. 8.125%, due 02/15/20	5,250,000	5,184,375
National Mentor Holdings, Inc. 11.250%, due 07/01/14	935,000	937,337
Select Medical Corp. 7.625%, due 02/01/15(b)	4,100,000	3,874,500
Sun Healthcare Group, Inc. 9.125%, due 04/15/15	7,450,000	7,841,125
Tenet Healthcare Corp. 9.250%, due 02/01/15(b)	2,500,000	2,593,750
8.875%, due 07/01/19 (144A)(a)	1,250,000	1,334,375
United Surgical Partners International, Inc. 8.875%, due 05/01/17	5,000,000	5,012,500
UnitedHealth Group, Inc. 4.875%, due 04/01/13	2,269,000	2,427,245
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.000%, due 02/01/18	6,750,000	6,513,750

		82,390,895

Hotels, Restaurants & Leisure - 4.2%
AMC Entertainment, Inc. 8.000%, due 03/01/14	1,700,000	1,644,750
Ameristar Casinos, Inc. 9.250%, due 06/01/14(b)	1,925,000	2,026,063

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure - continued
Boyd Gaming Corp. 7.125%, due 02/01/16(b)	$4,750,000	$3,930,625
Gaylord Entertainment Co. 6.750%, due 11/15/14(b)	2,400,000	2,322,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A)(a)	4,600,000	4,554,000
Harrah’s Operating Co., Inc. 12.750%, due 04/15/18 (144A)(a)(b)	3,000,000	2,850,000
Hyatt Hotels Corp. 5.750%, due 08/15/15 (144A)(a)	3,000,000	3,133,446
International Game Technology 7.500%, due 06/15/19	1,500,000	1,744,730
Isle of Capri Casinos, Inc. 7.000%, due 03/01/14(b)	6,000,000	5,430,000
Las Vegas Sands Corp. 6.375%, due 02/15/15	3,000,000	2,895,000
McDonald’s Corp. 5.000%, due 02/01/19(b)	4,100,000	4,575,957
MCE Finance, Ltd. 10.250%, due 05/15/18 (144A)(a)(b)	2,500,000	2,625,000
MGM Resorts International 6.750%, due 04/01/13(b)	2,425,000	2,176,437
9.000%, due 03/15/20 (144A)(a)	1,100,000	1,127,500
Midwest Gaming Borrower LLC/Midwest Finance Corp. 11.625%, due 04/15/16 (144A)(a)	1,500,000	1,481,250
River Rock Entertainment Authority 9.750%, due 11/01/11	4,850,000	4,528,687
Scientific Games Corp. 6.250%, due 12/15/12	2,500,000	2,468,750
Scientific Games International, Inc. 9.250%, due 06/15/19(b)	2,550,000	2,620,125
Seneca Gaming Corp. 7.250%, due 05/01/12	3,500,000	3,438,750
Snoqualmie Entertainment Authority 9.125%, due 02/01/15 (144A)(a)	5,225,000	4,402,062
Speedway Motorsports, Inc. 8.750%, due 06/01/16	3,500,000	3,692,500
Starwood Hotels & Resorts Worldwide, Inc. 6.750%, due 05/15/18	900,000	904,500
Station Casinos, Inc. 6.500%, due 02/01/14(d)	4,500,000	56,250
Turning Stone Casino Resort Enterprise 9.125%, due 09/15/14 (144A)(a)	2,350,000	2,355,875

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure - continued
Wendy’s/Arby’s Restaurants LLC 10.000%, due 07/15/16	$4,000,000	$4,180,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875%, due 11/01/17 (144A)(a)(b)	3,750,000	3,815,625

		74,979,882

Household Durables - 1.1%
Beazer Homes USA, Inc. 6.500%, due 11/15/13	3,025,000	2,809,469
Diversey, Inc. 8.250%, due 11/15/19 (144A)(a)	2,500,000	2,562,500
K. Hovnanian Enterprises, Inc. 10.625%, due 10/15/16(b)	2,050,000	2,060,250
KB Home 9.100%, due 09/15/17	4,125,000	4,073,437
Lennar Corp., Series B 12.250%, due 06/01/17(b)	3,600,000	4,122,000
Whirlpool Corp. 8.600%, due 05/01/14	3,177,000	3,748,819

		19,376,475

Independent Power Producers & Energy Traders - 1.5%
AES Corp. (The) 8.000%, due 10/15/17	7,000,000	7,105,000
NRG Energy, Inc. 7.250%, due 02/01/14	6,900,000	7,012,125
7.375%, due 01/15/17	4,150,000	4,118,875
PSE&G Power LLC 5.320%, due 09/15/16 (144A)(a)(b)	6,352,000	6,854,424
RRI Energy, Inc. 6.750%, due 12/15/14	1,571,000	1,594,565

		26,684,989

Insurance - 1.2%
American General Finance Corp., Series J 6.900%, due 12/15/17(b)	4,325,000	3,465,406
AXA S.A. 6.379%, due 12/14/49 (144A)(a)(e)	2,325,000	1,845,469
Fidelity National Financial, Inc. 6.600%, due 05/15/17	3,700,000	3,694,180
HUB International Holdings, Inc. 9.000%, due 12/15/14 (144A)(a)	3,200,000	3,048,000
Liberty Mutual Group, Inc. 10.750%, due 06/15/58 (144A)(a)(e)	3,150,000	3,433,500

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Insurance - continued
USI Holdings Corp. 4.311%, due 11/15/14 (144A)(a)(e)	$3,950,000	$3,248,875
Willis North America, Inc. 7.000%, due 09/29/19	2,425,000	2,608,075

		21,343,505

Internet & Catalog Retail - 0.4%
Brookstone Co., Inc. 12.000%, due 10/15/12	3,950,000	3,239,000
Expedia, Inc. 8.500%, due 07/01/16	3,125,000	3,375,000

		6,614,000

Internet Software & Services - 0.2%
Equinix, Inc. 8.125%, due 03/01/18	3,500,000	3,596,250

IT Services - 0.2%
ManTech International Corp. 7.250%, due 04/15/18 (144A)(a)	2,900,000	2,929,000
Unisys Corp. 14.250%, due 09/15/15 (144A)(a)	481,000	557,960

		3,486,960

Leisure Equipment & Products - 0.1%
Equinox Holdings, Inc. 9.500%, due 02/01/16 (144A)(a)(b)	1,500,000	1,490,625

Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14	7,700,000	7,777,000
8.000%, due 09/15/16	2,000,000	2,095,000
Life Technologies Corp. 6.000%, due 03/01/20	1,250,000	1,356,139

		11,228,139

Machinery - 1.9%
Actuant Corp. 6.875%, due 06/15/17	3,475,000	3,405,500
Altra Holdings, Inc. 8.125%, due 12/01/16 (144A)(a)	4,250,000	4,234,062
Gardner Denver, Inc. 8.000%, due 05/01/13	4,750,000	4,856,875
Manitowoc Co., Inc. (The) 9.500%, due 02/15/18(b)	4,500,000	4,488,750
Mueller Water Products, Inc. 7.375%, due 06/01/17(b)	5,550,000	4,897,875
Navistar International Corp. 8.250%, due 11/01/21	4,800,000	4,896,000

Security Description	Par Amount	Value

Machinery - continued
Oshkosh Corp. 8.500%, due 03/01/20	$1,625,000	$1,698,125
Timken Co. (The) 6.000%, due 09/15/14	2,650,000	2,904,427
Valmont Industries, Inc. 6.625%, due 04/20/20	2,200,000	2,250,539

		33,632,153

Manufacturing - 0.7%
Amsted Industries, Inc. 8.125%, due 03/15/18 (144A)(a)	3,400,000	3,412,750
Park-Ohio Industries, Inc. 8.375%, due 11/15/14	2,700,000	2,511,000
RBS Global, Inc./Rexnord Corp. 8.500%, due 05/01/18 (144A)(a)(b)	7,000,000	6,790,000

		12,713,750

Media - 4.5%
Affinion Group, Inc. 11.500%, due 10/15/15(b)	4,300,000	4,536,500
10.125%, due 10/15/13	1,225,000	1,261,750
Allbritton Communications Co. 8.000%, due 05/15/18 (144A)(a)	2,900,000	2,878,250
Belo Corp. 8.000%, due 11/15/16(b)	1,200,000	1,239,000
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16	1,862,780	2,179,453
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125%, due 04/30/20 (144A)(a)	4,900,000	5,034,750
Cinemark USA, Inc. 8.625%, due 06/15/19(b)	3,300,000	3,333,000
DirecTV Holdings LLC/DirecTV Financing Co. 6.375%, due 06/15/15	8,000,000	8,320,000
Discovery Communications LLC 5.625%, due 08/15/19(b)	2,325,000	2,521,288
EchoStar DBS Corp. 7.125%, due 02/01/16	6,000,000	6,045,000
Fox Acquisition Subordinated LLC 13.375%, due 07/15/16 (144A)(a)	1,150,000	1,132,750
Gray Television, Inc. 10.500%, due 06/29/15 (144A)(a)(b)	2,500,000	2,462,500
Grupo Televisa S.A. 6.000%, due 05/15/18(b)	1,050,000	1,133,086
Interpublic Group of Cos., Inc. 6.250%, due 11/15/14	5,500,000	5,555,000

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Media - continued
10.000%, due 07/15/17	$1,400,000	$1,550,500
Ion Media Networks, Inc. 0.000%, due 01/15/13 (144A)(a)(d)	2,212,707	33,191
Lamar Media Corp. 7.875%, due 04/15/18 (144A)(a)	1,250,000	1,262,500
LIN Television Corp. 6.500%, due 05/15/13(b)	5,000,000	4,900,000
8.375%, due 04/15/18 (144A)(a)	2,000,000	2,005,000
Mediacom Broadband LLC 8.500%, due 10/15/15(b)	3,275,000	3,144,000
Mediacom LLC/Mediacom Capital Corp. 9.125%, due 08/15/19(b)	6,350,000	6,159,500
Nielsen Finance LLC/Nielsen Finance Co. 11.500%, due 05/01/16(b)	625,000	685,938
0.000%/12.500%, due 08/01/16(c)	3,750,000	3,590,625
Salem Communications Corp. 9.625%, due 12/15/16(b)	1,883,000	1,948,905
Sinclair Television Group, Inc. 9.250%, due 11/01/17 (144A)(a)	2,000,000	2,030,000
Umbrella Acquisition, Inc. 9.750%, due 03/15/15 (144A)(a)(b)(f)	4,791,044	4,012,499
WMG Acquisition Corp. 7.375%, due 04/15/14	1,250,000	1,196,875

		80,151,860

Metals & Mining - 3.3%
AK Steel Corp. 7.625%, due 05/15/20(b)	1,100,000	1,072,500
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A)(a)(b)	4,680,000	4,001,400
Allegheny Ludlum Corp. 6.950%, due 12/15/25	3,700,000	3,551,219
Anglo American Capital Plc 9.375%, due 04/08/14 (144A)(a)(b)	2,000,000	2,392,806
Arch Coal, Inc. 8.750%, due 08/01/16 (144A)(a)(b)	2,600,000	2,723,500
Barrick Gold Corp. 6.950%, due 04/01/19(b)	1,500,000	1,801,599
Cliffs Natural Resources, Inc. 5.900%, due 03/15/20	3,500,000	3,760,211
Essar Steel Algoma, Inc. 9.375%, due 03/15/15 (144A)(a)	2,400,000	2,352,000

Security Description	Par Amount	Value

Metals & Mining - continued
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14	$5,000,000	$5,112,500
Freeport McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17	9,300,000	10,243,290
Noranda Aluminium Acquisition Corp. 5.373%, due 05/15/15(e)(f)	4,178,717	3,238,506
Peabody Energy Corp. 5.875%, due 04/15/16	4,500,000	4,438,125
7.375%, due 11/01/16	3,250,000	3,400,312
Steel Dynamics, Inc. 7.625%, due 03/15/20 (144A)(a)	2,000,000	2,000,000
Teck Resources, Ltd. 9.750%, due 05/15/14	2,275,000	2,690,840
10.750%, due 05/15/19	4,375,000	5,368,759
United States Steel Corp. 7.375%, due 04/01/20(b)	2,050,000	2,037,188

		60,184,755

Multi-Utilities - 0.1%
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%, due 09/15/15	1,000,000	1,040,397

Multiline Retail - 1.3%
JC Penney Corp., Inc. 7.950%, due 04/01/17(b)	3,250,000	3,623,750
7.125%, due 11/15/23	400,000	424,000
Macy’s Retail Holdings, Inc. 8.875%, due 07/15/15(b)	2,500,000	2,768,750
5.900%, due 12/01/16	5,000,000	5,037,500
6.375%, due 03/15/37	1,250,000	1,181,250
Nordstrom, Inc. 6.250%, due 01/15/18(b)	3,500,000	3,989,923
QVC, Inc. 7.125%, due 04/15/17 (144A)(a)(b)	2,500,000	2,468,750
7.375%, due 10/15/20 (144A)(a)	3,500,000	3,430,000

		22,923,923

Oil, Gas & Consumable Fuels - 8.7%
Chesapeake Energy Corp. 6.250%, due 01/15/18	3,500,000	3,552,500
7.250%, due 12/15/18(b)	7,900,000	8,196,250
Cimarex Energy Co. 7.125%, due 05/01/17	7,950,000	8,029,500
Colorado Interstate Gas Co. 6.800%, due 11/15/15(b)	2,107,000	2,438,336
Concho Resources, Inc. 8.625%, due 10/01/17	1,150,000	1,190,250
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A)(a)	3,500,000	3,666,250

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. 8.250%, due 10/01/19	$6,500,000	$6,825,000
7.375%, due 10/01/20 (144A)(a)(b)	825,000	820,875
Dynegy Holdings, Inc. 6.875%, due 04/01/11(b)	2,375,000	2,410,625
8.375%, due 05/01/16(b)	7,000,000	5,573,750
7.750%, due 06/01/19	3,925,000	2,732,781
El Paso Corp. 7.000%, due 06/15/17	7,000,000	6,995,583
12.000%, due 12/12/13	1,600,000	1,852,000
7.250%, due 06/01/18	1,600,000	1,612,312
El Paso Natural Gas Co. 5.950%, due 04/15/17	4,000,000	4,270,444
Forest Oil Corp. 8.500%, due 02/15/14	2,575,000	2,697,313
7.250%, due 06/15/19	7,500,000	7,275,000
KCS Energy, Inc. 7.125%, due 04/01/12	2,500,000	2,506,250
Kerr-McGee Corp. 6.950%, due 07/01/24	6,850,000	6,237,576
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875%, due 11/01/14(b)	5,000,000	4,837,500
8.750%, due 04/15/18	4,400,000	4,466,000
Nabors Industries, Inc. 6.150%, due 02/15/18	4,000,000	4,295,416
Newfield Exploration Co. 7.125%, due 05/15/18	4,800,000	4,776,000
Northwest Pipeline Corp. 7.000%, due 06/15/16	2,500,000	2,926,192
6.050%, due 06/15/18	900,000	996,819
Pan American Energy LLC 7.875%, due 05/07/21 (144A)(a)	2,200,000	2,211,000
Panhandle Eastern Pipeline Co. 7.000%, due 06/15/18	1,850,000	1,986,190
Patriot Coal Corp. 8.250%, due 04/30/18	3,000,000	2,910,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.250%, due 04/15/18	3,075,000	3,036,562
Petrobras International Finance Co. 5.875%, due 03/01/18(b)	5,000,000	5,170,915
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28	1,510,000	1,450,551
QEP Resources, Inc. 6.800%, due 03/01/20	1,450,000	1,509,659

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. 7.125%, due 04/01/16	$2,400,000	$2,226,000
8.250%, due 08/01/15	7,000,000	6,947,500
Range Resources Corp. 7.250%, due 05/01/18	2,525,000	2,531,313
8.000%, due 05/15/19	4,125,000	4,326,094
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14 (144A)(a)	1,500,000	1,607,162
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17	3,500,000	4,011,682
Tesoro Corp. 9.750%, due 06/01/19(b)	2,000,000	2,085,000
Williams Cos., Inc. (The) 7.875%, due 09/01/21	4,443,000	5,101,839
Williams Partners LP 5.250%, due 03/15/20	2,300,000	2,356,352
Williams Partners LP/Williams Partners Finance Corp. 7.250%, due 02/01/17	4,500,000	5,115,258

		155,763,599

Paper & Forest Products - 0.7%
Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.000%, due 04/01/20 (144A)(a)	800,000	788,000
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, due 11/01/17 (144A)(a)	1,500,000	1,552,500
Cellu Tissue Holdings, Inc. 11.500%, due 06/01/14	1,700,000	1,844,500
Georgia-Pacific LLC 8.250%, due 05/01/16 (144A)(a)	3,000,000	3,213,750
Graham Packaging Co. LP/GPC Capital Corp. I 8.250%, due 01/01/17 (144A)(a)	2,000,000	1,970,000
NewPage Corp. 11.375%, due 12/31/14(b)	2,375,000	2,167,187
Weyerhaeuser Co. 7.375%, due 10/01/19(b)	1,600,000	1,693,565

		13,229,502

Personal Products - 0.7%
Elizabeth Arden, Inc. 7.750%, due 01/15/14(b)	9,300,000	9,276,750
Mead Johnson Nutrition Co. 4.900%, due 11/01/19 (144A)(a)	3,000,000	3,174,012

		12,450,762

See accompanying notes to financial statements.

13

MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Pharmaceuticals - 0.5%
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16	$2,500,000	$2,543,750
Mylan, Inc. 7.625%, due 07/15/17 (144A)(a)	1,200,000	1,230,000
7.875%, due 07/15/20 (144A)(a)(b)	2,200,000	2,255,000
Novartis Securities Investment, Ltd. 5.125%, due 02/10/19	3,075,000	3,448,357

		9,477,107

Real Estate Investment Trusts (REITs) - 0.9%
DuPont Fabros Technology LP 8.500%, due 12/15/17(144A)(a)	2,700,000	2,784,375
Felcor Lodging LP 10.000%, due 10/01/14(b)	1,550,000	1,627,500
Health Care REIT, Inc. 6.125%, due 04/15/20	2,000,000	2,072,688
Host Marriott LP 6.375%, due 03/15/15	3,000,000	2,955,000
Omega Healthcare Investors, Inc. 7.500%, due 02/15/20 (144A)(a)	1,700,000	1,674,500
ProLogis 5.625%, due 11/15/16	1,129,000	1,062,774
6.875%, due 03/15/20	4,000,000	3,787,204

		15,964,041

Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (144A)(a)(b)	2,000,000	1,990,000
Analog Devices, Inc. 5.000%, due 07/01/14	1,800,000	1,947,312
Freescale Semiconductor, Inc. 8.875%, due 12/15/14(b)	6,750,000	6,193,125
10.125%, due 03/15/18 (144A)(a)(b)	2,000,000	2,055,000
9.250%, due 04/15/18 (144A)(a)	2,000,000	1,980,000
KLA-Tencor Corp. 6.900%, due 05/01/18	2,675,000	2,997,097

		17,162,534

Software - 0.7%
First Data Corp. 9.875%, due 09/24/15(b)	4,600,000	3,519,000
Open Solutions, Inc. 9.750%, due 02/01/15 (144A)(a)	3,500,000	2,642,500
Serena Software, Inc. 10.375%, due 03/15/16	2,425,000	2,321,937
Vangent, Inc. 9.625%, due 02/15/15	5,000,000	4,806,250

		13,289,687

Security Description	Par Amount	Value

Specialty Retail - 1.3%
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16	$6,250,000	$6,359,375
8.750%, due 03/01/15(b)	1,350,000	1,380,375
Limited Brands, Inc. 8.500%, due 06/15/19(b)	1,250,000	1,353,125
7.000%, due 05/01/20(b)	4,275,000	4,328,437
7.600%, due 07/15/37	1,500,000	1,380,000
Michaels Stores, Inc. 10.000%, due 11/01/14(b)	1,000,000	1,037,500
Toys R Us Property Co. I LLC 10.750%, due 07/15/17 (144A)(a)	4,900,000	5,402,250
Toys R Us Property Co. II LLC 8.500%, due 12/01/17(144A)(a)	2,550,000	2,626,500

		23,867,562

Textiles, Apparel & Luxury Goods - 0.8%
INVISTA, Inc. 9.250%, due 05/01/12(144A)(a)	2,696,000	2,743,180
Jones Apparel Group, Inc. 6.125%, due 11/15/34	1,875,000	1,511,719
Levi Strauss & Co. 8.875%, due 04/01/16(b)	3,000,000	3,120,000
7.625%, due 05/15/20 (144A)(a)	2,000,000	1,970,000
Phillips-Van Heusen Corp. 7.375%, due 05/15/20(b)	750,000	759,375
Quiksilver, Inc. 6.875%, due 04/15/15	4,500,000	4,111,875

		14,216,149

Thrifts & Mortgage Finance - 0.2%
Provident Funding Associates 10.250%, due 04/15/17 (144A)(a)	3,550,000	3,603,250

Trading Companies & Distributors - 0.3%
Interline Brands, Inc. 8.125%, due 06/15/14	5,500,000	5,534,375

Transportation - 0.4%
Bristow Group, Inc. 7.500%, due 09/15/17	3,000,000	2,880,000
Commercial Barge Line Co. 12.500%, due 07/15/17(b)	2,075,000	2,202,094
Travelport LLC 9.875%, due 09/01/14	1,500,000	1,511,250

		6,593,344

Wireless Telecommunication Services - 1.7%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.750%, due 05/01/17(144A)(a)	6,000,000	6,375,000

See accompanying notes to financial statements.

14

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Wireless Telecommunication Services - continued
Intelsat Bermuda S.A. 7.284%/11.250%, due 02/04/17(c)	$5,000,000	$5,087,500
iPCS, Inc. 3.594%, due 05/01/14(e)(f)	4,142,777	3,811,355
MetroPCS Wireless, Inc. 9.250%, due 11/01/14(b)	6,000,000	6,210,000
SBA Telecommunications, Inc. 8.250%, due 08/15/19 (144A)(a)(b)	3,000,000	3,172,500
Sprint Nextel Corp. 8.375%, due 08/15/17(b)	4,650,000	4,673,250
Telemar Norte Leste S.A. 9.500%, due 04/23/19(144A)(a)	1,000,000	1,199,267

		30,528,872

Total Domestic Bonds & Debt Securities (Cost $1,423,341,348)		1,428,120,359

Convertible Bonds - 12.1%
Aerospace & Defense - 0.4%
GenCorp, Inc. 2.250%, due 11/15/24	3,560,000	3,324,150
L-3 Communications Corp. 3.000%, due 08/01/35	4,000,000	4,020,000

		7,344,150

Airlines - 0.2%
UAL Corp. 4.500%, due 06/30/21(b)	3,425,000	3,352,619

Auto Components - 0.0%
TRW Automotive, Inc. 3.500%, due 12/01/15(144A)(a)	400,000	460,500

Automobiles - 0.3%
Ford Motor Co. 4.250%, due 11/15/16	4,500,000	5,677,650

Beverages - 0.4%
Central European Distribution Corp. 3.000%, due 03/15/13(b)	2,988,000	2,506,185
Molson Coors Brewing Co. 2.500%, due 07/30/13(b)	5,000,000	5,387,500

		7,893,685

Biotechnology - 1.2%
Amgen, Inc. 0.125%, due 02/01/11	4,000,000	3,975,000
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13	3,500,000	4,405,625
Decode Genetics, Inc. 3.500%, due 04/15/11(d)	1,666,000	74,137

Security Description	Par Amount	Value

Biotechnology - continued
Fisher Scientific International, Inc. 3.250%, due 03/01/24	$2,500,000	$3,178,125
Gilead Sciences, Inc. 0.625%, due 05/01/13(b)	5,000,000	5,575,000
Human Genome Sciences, Inc. 2.250%, due 10/15/11	2,000,000	3,160,000
Incyte Corp., Ltd. 4.750%, due 10/01/15(144A)(a)	500,000	745,000

		21,112,887

Commercial & Professional Services - 0.2%
Charles River Associates, Inc. 2.875%, due 06/15/34	3,000,000	2,955,000

Commercial Banks - 0.0%
National City Corp. 4.000%, due 02/01/11	500,000	506,250

Communications Equipment - 0.5%
ADC Telecommunications, Inc. 1.121%, due 06/15/13(b)(e)	2,400,000	2,118,000
Ciena Corp. 0.250%, due 05/01/13	3,000,000	2,441,250
JDS Uniphase Corp. 1.000%, due 05/15/26	5,500,000	4,888,890

		9,448,140

Computers & Peripherals - 0.8%
EMC Corp. 1.750%, due 12/01/11(b)	4,000,000	4,875,000
NetApp, Inc. 1.750%, due 06/01/13	3,200,000	4,112,000
SanDisk Corp. 1.000%, due 05/15/13	6,000,000	5,362,500

		14,349,500

Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3.000%, due 06/01/15(144A)(a)	3,670,000	3,386,951

Diversified Financial Services - 0.1%
Ingersoll-Rand Co., Ltd. - Class A 4.500%, due 04/15/12(b)	1,000,000	2,036,400

Diversified Telecommunication Services - 0.2%
Qwest Communications International, Inc. 3.500%, due 11/15/25	2,500,000	2,781,250

Electrical Equipment - 0.8%
Evergreen Solar, Inc. 4.000%, due 07/15/13	3,350,000	972,569
General Cable Corp. 4.500%/2.250% , due 11/15/29(h)	3,700,000	3,468,750

See accompanying notes to financial statements.

15

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Electrical Equipment - continued
Roper Industries, Inc. 1.481%/0.00% , due 01/15/34(h)	$12,500,000	$8,750,000
Suntech Power Holdings Co., Ltd. 3.000%, due 03/15/13	1,000,000	756,250

		13,947,569

Electronic Equipment, Instruments & Components - 0.2%
Itron, Inc. 2.500%, due 08/01/26(b)	4,000,000	4,415,000

Energy Equipment & Services - 0.2%
Exterran Energy Corp. 4.750%, due 01/15/14	3,500,000	3,346,875

Food Products - 0.4%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14(b)	7,500,000	7,106,250

Health Care Equipment & Supplies - 0.3%
Medtronic, Inc. 1.500%, due 04/15/11	1,500,000	1,498,125
1.625%, due 04/15/13	1,650,000	1,657,112
NuVasive, Inc. 2.250%, due 03/15/13	2,500,000	2,634,375

		5,789,612

Health Care Providers & Services - 0.1%
Five Star Quality Care, Inc. 3.750%, due 10/15/26	1,500,000	1,350,000

Industrial Conglomerates - 0.1%
Textron, Inc. 4.500%, due 05/01/13	1,600,000	2,324,000

IT Services - 0.1%
Alliance Data Systems Corp. 1.750%, due 08/01/13	2,000,000	1,945,000

Life Sciences Tools & Services - 0.1%
Nektar Therapeutics 3.250%, due 09/28/12	900,000	867,375

Machinery - 0.2%
Actuant Corp. 2.000%, due 11/15/23(b)	1,400,000	1,480,500
Danaher Corp. 0.683%, due 01/22/21(g)	2,500,000	2,715,625

		4,196,125

Media - 0.6%
Liberty Media Corp. 3.250%, due 03/15/31	8,250,000	4,908,750
Sinclair Broadcast Group, Inc. 6.000%, due 09/15/12(b)	5,000,000	4,662,500
Virgin Media, Inc. 6.500%, due 11/15/16	700,000	823,830

		10,395,080

Security Description	Par Amount	Value

Metals & Mining - 1.0%
Newmont Mining Corp. 1.250%, due 07/15/14	$5,000,000	$7,150,000
Placer Dome, Inc. 2.750%, due 10/15/23	5,550,000	10,288,312

		17,438,312

Multiline Retail - 0.1%
Saks, Inc. 7.500%, due 12/01/13(144A)(a)(b)	1,300,000	2,091,375

Oil, Gas & Consumable Fuels - 0.2%
Patriot Coal Corp. 3.250%, due 05/31/13	1,125,000	922,500
Quicksilver Resources, Inc. 1.875%, due 11/01/24	2,000,000	1,995,000

		2,917,500

Pharmaceuticals - 0.9%
Alza Corp. 0.600%, due 07/28/20(b)(g)	7,000,000	6,133,750
Salix Pharmaceuticals, Ltd. 2.750%, due 05/15/15	925,000	1,005,752
Teva Pharmaceutical Finance Co. B.V. 1.750%, due 02/01/26(b)	4,675,000	5,376,250
Teva Pharmaceutical Finance Co. LLC, Series C 0.250%, due 02/01/26	3,750,000	4,387,500

		16,903,252

Professional Services - 0.6%
FTI Consulting, Inc. 3.750%, due 07/15/12	5,000,000	7,356,250
Omnicom Group, Inc. 0.000%, due 07/01/38(b)(g)	3,000,000	2,835,000

		10,191,250

Real Estate Investment Trusts (REITs) - 0.1%
ProLogis 3.250%, due 03/15/15	2,700,000	2,475,900

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp. 2.950%, due 12/15/35(b)	5,000,000	4,775,000

Software - 1.0%
Concur Technologies, Inc. 2.500%, due 04/15/15(144A)(a)	4,550,000	4,622,800
Informatica Corp. 3.000%, due 03/15/26	2,500,000	3,131,250
Microsoft Corp. 0.000%, due 06/15/13 (144A)(a)(g)	875,000	868,394

See accompanying notes to financial statements.

16

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Software - continued
Salesforce.com, Inc. 0.750%, due 01/15/15 (144A)(a)	$2,360,000	$2,715,416
Sybase, Inc. 3.500%, due 08/15/29 (144A)(a)	800,000	1,180,000
Symantec Corp. 0.750%, due 06/15/11(b)	5,000,000	4,981,250

		17,499,110

Wireless Telecommunication Services - 0.3%
SBA Communications Corp. 4.000%, due 10/01/14	4,500,000	5,799,600

Total Convertible Bonds (Cost $217,531,655)		217,079,167

Common Stocks - 2.1%
Auto Components - 0.3%
Cooper-Standard Holdings, Inc.*	27,799	840,920
Cooper-Standard Holdings, Inc.	160,434	4,813,020

		5,653,940

Chemicals - 0.5%
LyondellBasell Industries N.V. - Class A*(b)	259,587	4,192,330
LyondellBasell Industries N.V. - Class B*	234,336	3,784,526

		7,976,856

Containers & Packaging - 0.5%
Smurfit-Stone Container Enterprises, Inc. *(b)	339,449	8,401,348

Electronic Equipment, Instruments & Components - 0.0%
FLIR Systems, Inc.*(b)	24,783	720,937

Media - 0.4%
Charter Communications, Inc. - Class A*(b)	194,623	6,870,192

Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.(b)	5,600	331,128
Vale S.A. (ADR)(b)	286,195	6,968,858

		7,299,986

Paper & Forest Products - 0.0%
Indah Kiat Pulp and Paper Corp.*	1,867,500	376,598

Total Common Stocks (Cost $36,918,106)		37,299,857

Preferred Stocks - 0.1%
Commercial Banks - 0.1%
US Bancorp, Series A 7.189%, due 04/15/11(b)(e)	2,305	1,689,853

Security Description	Shares	Value

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Assoc. 8.250%, due 12/31/10*(e)	136,300	$46,342

Total Preferred Stocks (Cost $5,146,061)		1,736,195

Convertible Preferred Stocks - 3.0%
Auto Components - 0.0%
Cooper-Standard Holding, Inc. 7.000%, due 12/31/49*	5,486	768,040

Commercial Banks - 0.7%
Fifth Third Bancorp, Series G 8.500%, due 12/31/49	42,000	5,323,920
Wells Fargo & Co., Series L 7.500%, due 12/31/49	7,500	6,982,500

		12,306,420

Diversified Financial Services - 1.0%
AMG Capital Trust I 5.100%, due 04/15/36	75,000	2,976,562
Bank of America Corp. 7.250%, due 12/31/49	9,000	8,172,000
Citigroup, Inc. 7.500%, due 12/15/12(b)	60,000	6,780,000

		17,928,562

Electric Utilities - 0.1%
PPL Corp. 9.500%, due 07/01/13*	27,200	1,415,216

Insurance - 0.2%
Hartford Financial Services Group, Inc. 7.250%, due 04/01/13(b)	150,000	3,471,000

Oil, Gas & Consumable Fuels - 0.6%
El Paso Corp. 4.990%, due 12/31/49	5,500	5,397,040
Williams Holdings of Delaware, Inc. 5.500%, due 06/01/33	65,000	5,468,125

		10,865,165

Pharmaceuticals - 0.3%
Mylan, Inc. 6.500%, due 11/15/10	5,500	5,846,445

Road & Rail - 0.1%
Kansas City Southern 5.125%, due 12/31/49	1,000	1,200,000

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11*	125,000	66,869

Total Convertible Preferred Stocks (Cost $59,004,784)		53,867,717

See accompanying notes to financial statements.

17

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Warrants - 0.0%
Auto Components - 0.0%
Cooper-Standard Holding, Inc., expires 11/27/17*(b)	11,583	$170,850
Cooper-Standard Holding, Inc., expires 11/27/17*	9,292	134,734

		305,584

Media - 0.0%
Charter Communications, Inc., expires 11/30/14*	19,873	104,333

Total Warrants (Cost $275,133)		409,917

Short-Term Investments - 14.8%
Mutual Funds - 13.7%
State Street Navigator Securities Lending Prime Portfolio(i)	245,068,271	245,068,271

Repurchase Agreement - 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $20,602,000 on 07/01/10 collateralized by $19,595,000 Federal National Mortgage Association at 5.375% due 11/15/11 with a value of $21,015,638.	$20,602,000	20,602,000

Total Short-Term Investments (Cost $265,670,271)		265,670,271

Total Investments - 112.0% (Cost $2,012,604,197#)		2,009,112,682

Other Assets and Liabilities (net) - (12.0)%		(215,320,411)

Net Assets - 100.0%		$1,793,792,271

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $84,372,811 and $87,864,326, respectively, resulting in a net unrealized depreciation of $3,491,515.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of the security was held on loan. As of June 30, 2010, the market value of securities loaned was $239,173,758 and the collateral received consisted of cash in the amount of $245,068,271. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Zero coupon bond - Interest rate represents current yield to maturity.
(h)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(i)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Credit Composition as of June 30, 2010 (Unaudited)
Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA	0.7
AA	1.1
A	6.1
BBB	14.3
BB	26.8
B	34.0
Below B	12.6
Not Rated	8.6

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Municipals	$—	$4,929,199	$—	$4,929,199
Domestic Bonds & Debt Securities
Aerospace & Defense	—	25,230,375	—	25,230,375
Agriculture	—	2,469,310	—	2,469,310
Airlines	—	7,327,813	—	7,327,813
Auto Components	—	20,469,719	—	20,469,719
Automobiles	—	3,943,088	—	3,943,088
Beverages	—	5,093,750	—	5,093,750
Building Products	—	6,943,325	—	6,943,325
Capital Markets	—	4,807,261	—	4,807,261
Chemicals	—	42,795,684	—	42,795,684
Commercial & Professional Services	—	39,897,558	—	39,897,558
Commercial Banks	—	20,984,188	—	20,984,188
Communications Equipment	—	12,396,500	—	12,396,500
Computers & Peripherals	—	17,374,031	—	17,374,031
Consumer Finance	—	26,701,207	—	26,701,207
Containers & Packaging	—	41,112,070	—	41,112,070
Diversified Financial Services	—	67,947,062	—	67,947,062
Diversified Telecommunication Services	—	73,589,222	—	73,589,222
Electric Utilities	—	47,418,437	—	47,418,437
Electrical Equipment	—	23,213,483	—	23,213,483
Electronic Equipment, Instruments & Components	—	7,616,698	—	7,616,698
Energy Equipment & Services	—	38,011,409	—	38,011,409
Entertainment & Leisure	—	21,646,719	—	21,646,719
Food & Staples Retailing	—	17,244,250	—	17,244,250
Food Products	—	33,203,743	—	33,203,743
Gas Utilities	—	20,176,990	—	20,176,990
Health Care Equipment & Supplies	—	16,987,125	—	16,987,125
Health Care Providers & Services	—	82,390,895	—	82,390,895
Hotels, Restaurants & Leisure	—	74,979,882	—	74,979,882
Household Durables	—	19,376,475	—	19,376,475
Independent Power Producers & Energy Traders	—	26,684,989	—	26,684,989
Insurance	—	21,343,505	—	21,343,505

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

Description	Level 1	Level 2	Level 3	Total
Internet & Catalog Retail	$—	$6,614,000	$—	$6,614,000
Internet Software & Services	3,596,250	—	—	3,596,250
IT Services	—	3,486,960	—	3,486,960
Leisure Equipment & Products	—	1,490,625	—	1,490,625
Life Sciences Tools & Services	—	11,228,139	—	11,228,139
Machinery	—	33,632,153	—	33,632,153
Manufacturing	—	12,713,750	—	12,713,750
Media	—	80,151,860	—	80,151,860
Metals & Mining	—	60,184,755	—	60,184,755
Multi-Utilities	—	1,040,397	—	1,040,397
Multiline Retail	—	22,923,923	—	22,923,923
Oil, Gas & Consumable Fuels	—	155,763,599	—	155,763,599
Paper & Forest Products	—	13,229,502	—	13,229,502
Personal Products	—	12,450,762	—	12,450,762
Pharmaceuticals	—	9,477,107	—	9,477,107
Real Estate Investment Trusts (REITs)	—	15,964,041	—	15,964,041
Semiconductors & Semiconductor Equipment	—	17,162,534	—	17,162,534
Software	—	13,289,687	—	13,289,687
Specialty Retail	—	23,867,562	—	23,867,562
Textiles, Apparel & Luxury Goods	—	14,216,149	—	14,216,149
Thrifts & Mortgage Finance	—	3,603,250	—	3,603,250
Trading Companies & Distributors	—	5,534,375	—	5,534,375
Transportation	—	6,593,344	—	6,593,344
Wireless Telecommunication Services	—	30,528,872	—	30,528,872
Total Domestic Bonds & Debt Securities	3,596,250	1,424,524,109	—	1,428,120,359
Total Convertible Bonds*	—	217,079,167	—	217,079,167
Common Stocks
Auto Components	5,653,940	—	—	5,653,940
Chemicals	7,976,856	—	—	7,976,856
Containers & Packaging	8,401,348	—	—	8,401,348
Electronic Equipment, Instruments & Components	720,937	—	—	720,937
Media	6,870,192	—	—	6,870,192
Metals & Mining	7,299,986	—	—	7,299,986
Paper & Forest Products	—	376,598	—	376,598
Total Common Stocks	36,923,259	376,598	—	37,299,857
Preferred Stocks
Commercial Banks	—	1,689,853	—	1,689,853
Thrifts & Mortgage Finance	46,342	—	—	46,342
Total Preferred Stocks	46,342	1,689,853	—	1,736,195
Convertible Preferred Stocks
Auto Components	768,040	—	—	768,040
Commercial Banks	12,306,420	—	—	12,306,420
Diversified Financial Services	14,952,000	2,976,562	—	17,928,562
Electric Utilities	1,415,216	—	—	1,415,216
Insurance	3,471,000	—	—	3,471,000
Oil, Gas & Consumable Fuels	—	10,865,165	—	10,865,165
Pharmaceuticals	5,846,445	—	—	5,846,445
Road & Rail	1,200,000	—	—	1,200,000

See accompanying notes to financial statements.

20

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

Description	Level 1	Level 2	Level 3	Total
Thrifts & Mortgage Finance	$—	$66,869	$—	$66,869
Total Convertible Preferred Stocks	39,959,121	13,908,596	—	53,867,717
Total Warrants*	409,917	—	—	409,917
Short-Term Investments
Mutual Funds	245,068,271	—	—	245,068,271
Repurchase Agreement	—	20,602,000	—	20,602,000
Total Short-Term Investments	245,068,271	20,602,000	—	265,670,271
Total Investments	$326,003,160	$1,683,109,522	$—	$2,009,112,682

Futures Contracts**
Futures Contracts Short (Depreciation)	$339,669	$—	$—	$339,669
Total Futures Contracts	339,669	—	—	339,669

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized Depreciation	Net Sales	Balance as of June 30, 2010
Common Stock
Media	$9,955,250	$(4,583,712)	$(5,371,538)	$—

Total	$9,955,250	$(4,583,712)	$(5,371,538)	$—

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$1,988,510,682
Repurchase Agreement	20,602,000
Cash	3,253,234
Receivable for investments sold	1,562,186
Receivable for shares sold	845,524
Dividends receivable	325,353
Interest receivable	28,081,429

Total assets	2,043,180,408

Liabilities
Payables for:
Investments purchased	1,976,697
Shares redeemed	1,256,746
Variation margin on financial futures contracts	3,126
Collateral for securities loaned	245,068,271
Accrued Expenses:
Management fees	734,351
Distribution and service fees - Class B	152,567
Distribution and service fees - Class E	3,712
Administration fees	9,465
Custodian and accounting fees	8,525
Deferred trustees’ fees	11,173
Other expenses	163,504

Total liabilities	249,388,137

Net Assets	$1,793,792,271

Net Assets Represented by
Paid in surplus	$1,846,469,250
Accumulated net realized loss	(105,411,268)
Unrealized depreciation on investments and futures contracts	(3,831,184)
Undistributed net investment income	56,565,473

Net Assets	$1,793,792,271

Net Assets
Class A	$1,023,192,666

Class B	741,137,597

Class E	29,462,008

Capital Shares Outstanding *
Class A	86,491,633

Class B	63,130,000

Class E	2,505,328

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.83

Class B	11.74

Class E	11.76

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,992,002,197.
(b)	Includes securities loaned at value of $239,173,758.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends	$1,944,230
Interest (a)	63,794,396

Total investment income	65,738,626

Expenses
Management fees	4,476,522
Administration fees	54,141
Custodian and accounting fees	81,678
Distribution and service fees - Class B	931,984
Distribution and service fees - Class E	23,747
Audit and tax services	16,971
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	101,530
Insurance	2,932
Miscellaneous	6,764

Net expenses	5,725,994

Net investment income	60,012,632

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	17,454,842
Futures contracts	(1,079,383)

Net realized gain on investments and futures contracts	16,375,459

Net change in unrealized depreciation on:
Investments	(19,799,543)
Futures contracts	(339,669)

Net change in unrealized depreciation on investments and futures contracts	(20,139,212)

Net realized and unrealized loss on investments and futures contracts	(3,763,753)

Net Increase in Net Assets from Operations	$56,248,879

(a)	Includes net income on securities loaned of $239,704.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$60,012,632	$111,999,944
Net realized gain (loss) on investments and futures contracts	16,375,459	(72,109,051)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(20,139,212)	456,133,780

Net increase in net assets resulting from operations	56,248,879	496,024,673

Distributions to Shareholders
From net investment income
Class A	(67,467,681)	(81,693,514)
Class B	(47,579,027)	(45,231,315)
Class E	(2,023,797)	(2,080,126)
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(117,070,505)	(129,004,955)

Net increase (decrease) in net assets from capital share transactions	75,361,472	(78,852,689)

Net Increase in Net Assets	14,539,846	288,167,029
Net assets at beginning of period	1,779,252,425	1,491,085,396

Net assets at end of period	$1,793,792,271	$1,779,252,425

Undistributed net investment income at end of period	$56,565,473	$113,623,346

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	7,710,718	$94,348,977	17,694,827	$186,704,841
Reinvestments	5,575,841	67,467,681	8,518,615	81,693,514
Redemption	(9,052,147)	(110,486,310)	(39,967,501)	(404,225,483)

Net increase (decrease)	4,234,412	$51,330,348	(13,754,059)	$(135,827,128)

Class B
Sales	3,532,351	$43,084,758	10,243,026	$108,743,058
Reinvestments	3,961,618	47,579,027	4,746,203	45,231,315
Redemptions	(5,324,261)	(64,416,871)	(9,343,018)	(99,160,551)

Net increase	2,169,708	$26,246,914	5,646,211	$54,813,822

Class E
Sales	171,203	$2,096,549	637,423	$6,793,788
Reinvestments	168,229	2,023,797	218,043	2,080,126
Redemptions	(522,907)	(6,336,136)	(628,526)	(6,713,297)

Net increase (decrease)	(183,475)	$(2,215,790)	226,940	$2,160,617

Increase (decrease) derived from capital shares transactions		$75,361,472		$(78,852,689)

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data

	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.24		$9.72	$12.63	$12.51	$12.28	$12.63

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.41		0.78	0.78	0.77	0.71	0.75
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		2.61	(3.00)	0.07	0.39	(0.52)

Total from Investment Operations	0.40		3.39	(2.22)	0.84	1.10	0.23

Less Distributions
Dividends from Net Investment Income	(0.81)		(0.87)	(0.51)	(0.70)	(0.87)	(0.58)
Distributions from Net Realized Capital Gains	—		—	(0.18)	(0.02)	—	—

Total Distributions	(0.81)		(0.87)	(0.69)	(0.72)	(0.87)	(0.58)

Net Asset Value, End of Period	$11.83		$12.24	$9.72	$12.63	$12.51	$12.28

Total Return (%)	3.15		37.12	(18.40)	6.85	9.35	1.81

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.53	*	0.55	0.53	0.53	0.56	0.56
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.53	*	0.55	0.53	0.54	N/A	N/A
Ratio of Net Investment Income to Average Net Assetsb (%)	6.79	*	7.21	6.84	6.11	5.85	5.92
Portfolio Turnover Rate (%)	18.2		39.4	24.8	36.0	36.7	42.1
Net Assets, End of Period (in millions)	$1,023.2		$1,006.5	$933.7	$1,228.9	$1,059.0	$856.4

	Class B
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.14		$9.65	$12.54	$12.43	$12.19	$12.54

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.39		0.74	0.75	0.73	0.67	0.71
Net Realized and Unrealized Gain (Loss) on Investments	0.00	+	2.59	(2.97)	0.07	0.40	(0.52)

Total from Investment Operations	0.39		3.33	(2.22)	0.80	1.07	0.19

Less Distributions
Dividends from Net Investment Income	(0.79)		(0.84)	(0.49)	(0.67)	(0.83)	(0.54)
Distributions from Net Realized Capital Gains	—		—	(0.18)	(0.02)	—	—

Total Distributions	(0.79)		(0.84)	(0.67)	(0.69)	(0.83)	(0.54)

Net Asset Value, End of Period	$11.74		$12.14	$9.65	$12.54	$12.43	$12.19

Total Return (%)	3.05		36.77	(18.60)	6.55	9.15	1.49

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.78	*	0.80	0.78	0.78	0.81	0.81
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.78	*	0.80	0.78	0.78	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (%)	6.53	*	6.93	6.57	5.85	5.59	5.65
Portfolio Turnover Rate (%)	18.2		39.4	24.8	36.0	36.7	42.1
Net assets, End of Period (in millions)	$741.1		$740.0	$533.6	$800.6	$765.9	$704.5

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.16		$9.67	$12.56	$12.44	$12.21	$12.57

Income (Loss) from Investment Operations
Net Investment Income(a)	0.40		0.76	0.76	0.74	0.69	0.72
Net Realized and Unrealized Gain (Loss) on Investment	(0.00	)+	2.58	(2.97)	0.08	0.38	(0.52)

Total from Investment Operations	0.40		3.34	(2.21)	0.82	1.07	0.20

Less Distributions
Dividends from Net Investment Income	(0.80)		(0.85)	(0.50)	(0.68)	(0.84)	(0.56)
Distributions from Net Realized Capital Gains	—		—	(0.18)	(0.02)	—	—

Total Distributions	(0.80)		(0.85)	(0.68)	(0.70)	(0.84)	(0.56)

Net Asset Value, End of Period	$11.76		$12.16	$9.67	$12.56	$12.44	$12.21

Total Return (%)	3.12		36.87	(18.52)	6.73	9.18	1.60

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.68	*	0.70	0.68	0.68	0.71	0.71
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates (%)	0.68	*	0.70	0.68	0.68	N/A	N/A
Ratio of Net Investment Income to Average Net Asset (%)	6.62	*	7.03	6.66	5.95	5.69	5.76
Portfolio Turnover Rate (%)	18.2		39.4	24.8	36.0	36.7	42.1
Net Assets, End of Period (in millions)	$29.5		$32.7	$23.8	$37.8	$37.1	$35.1

*	Annualized
+	Net realized and unrealized gain (loss) on investments was less than $0.01.
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

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Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Lord Abbett Bond Debenture Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Lord, Abbett & Co. LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

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Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$4,476,522	0.60%	First $250 Million

	0.55%	$250 Million to $500 Million

	0.50%	$500 Million to $1 Billion

	0.45%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$373,943,151	$—	$321,031,639

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2010, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives & Liability Derivatives - Fair Value
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location		Fair Value

Interest Rate	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts	*	$(339,669)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

Interest Rate
Location Statement of Operations - Net Realized Gain (Loss)

Future contracts	$(1,079,383)

Location Statement of Operations-Net Change in Unrealized Gain (Loss)

Future contracts	$(339,669)

For the six months ended June 30, 2010, the average per contract outstanding for each derivative type was as follows:

Average Number of Contracts, Notional Amounts or Shares/Unit	Interest Rate Risk

Futures contracts(a)	(200)

(a) Amount(s) represent(s) average number of contracts or number of shares/units.

6. Futures Contracts

The futures contracts outstanding as of June 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts - Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 6/30/2010	Unrealized Depreciation

U.S. Treasury Note 10 Year Futures	09/21/2010	(200)	$(24,169,706)	$(24,509,375)	$(339,669)

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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Lord Abbett Bond Debenture Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$129,004,955	$83,910,650	$—	$29,586,781	$129,004,955	$113,497,431

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$117,070,489	$—	$13,432,910	$(122,351,234)	$8,152,165

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$41,997,878	$80,353,356	$122,351,234

10. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

11. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Lord Abbett Growth and Income Portfolio

Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Lord Abbett Growth and Income Portfolio had a return of -5.34% and -5.45% for Class A and B Shares, respectively, versus -5.12% and -6.65% for its benchmarks, the Russell 1000 Value Index1 and the S&P 500 Index2, respectively.

Market Environment/Conditions

Gross domestic product rose 3.7% in the first quarter, down from 5.0% in the fourth quarter of 2009. Though inflation was higher than it was in the second half of 2009, it remained subdued: the 12-month change in the Consumer Price Index (CPI)a was 2% as of May 2010.

Much of the improvement in the economy appears to be occurring in the manufacturing sector. The Institute of Supply Management’s (ISM) purchasing managers index fluctuated in the first six months of the year, but remained above the critical 50% mark that indicates expansion, and finished higher versus the end of 2009. The June reading of the index declined more than expected to 56.2%, but remained well above the 50% mark. Industrial production rose in four of the first five months of 2010, and data through May 2010 indicated that manufacturers’ shipments grew in 10 of the previous 12 months. New orders for manufactured goods rose in 12 of the previous 14 months.

Job creation improved in the first half of 2010, though many of the new jobs were temporary census positions, and the unemployment rate showed little improvement. The unemployment rate fell from 10% at the end of 2009 to 9.5%. The Federal Reserve kept the fed funds target rate between 0% and 0.25% during the period, explaining that economic conditions were likely to warrant low rates for an “extended period.”

Yields on Treasuries rose early in the period as good news on the economy increased confidence in the recovery and investors became wary of the growing fiscal deficit. Toward the end of the period, low inflation expectations and concerns about the European debt crisis contributed increased demand for Treasuries that caused yields to fall.

Strong corporate earnings driven initially by cost-cutting efforts and later by revenue growth helped boost the stock market early in the first half of 2010. Strong earnings continued to drive the market in April, but news of the sovereign debt crisis in Greece and other European countries contributed to rising market volatility. Debate in the U.S. Congress over financial reform legislation and growing concern over the oil spill in the Gulf of Mexico also weighed on markets later in the first half.

The S&P 500 Index declined 6.65% for the first half of 2010. Of the 10 major sectors, four outperformed the broader market in the first half of 2010: consumer staples, consumer discretionary, financials, and industrials. Value stocks outperformed growth stocks during the period, and small caps outperformed large caps.

Portfolio Review/Current Positioning

The Portfolio slightly underperformed the Russell 1000 Value Index for the six months ended June 30, 2010.

Stock selection within the consumer staples sector detracted from performance relative to the Portfolio’s benchmark. Shares of agricultural processing company Archer-Daniels-Midland Co. waned following its fiscal second quarter earnings announcement. The company posted stronger than expected earnings, and its processing margins were solid; however, the operating profit for the agricultural services segment was well below analysts’ expectations. The shortfall was mainly due to merchandizing and handling results, and a delayed harvest in the United States.

Within the health care sector, unfavorable stock selection detracted. Share prices of biotechnology firm Gilead Sciences, Inc. tumbled following the release of its fiscal first quarter earnings. The company surpassed analysts’ expectations for earnings and revenue but lowered full year earnings and revenue guidance based upon weaker expectations for its franchise HIV businesses. Elsewhere within the sector, shares of medical device manufacturer Boston Scientific declined throughout the period. While the company reported fiscal fourth quarter results that were in line with expectations, earnings guidance provided by management for fiscal year 2010 was less than analysts’ expectations. Also, the firm suspended shipments of its implantable cardioverter-defibrillator after it failed to seek regulatory approval of changes in its manufacturing process.

The consumer discretionary sector was the largest contributor to the Portfolio’s relative performance for the period as a result of both a beneficial overweight and favorable stock selection. An overweight position within the hotels, restaurants and leisure industry contributed positively as a result of the strong results of the Portfolio within these areas. Shares of television home shopping company HSN, Inc. rose sharply following its release of yet another surprisingly good quarterly earnings report. Consensus earnings estimates for 2010 have risen more than 40% since the beginning of the year.

Stock selection within the materials sector was another key contributor to relative performance. The share prices of mining companies Newmont Mining Corp. and Barrick Gold Corp. rose in sympathy with the increase in the price of gold which continued to break out to new highs during the period. Further, demand for gold continues to increase as evidenced by the record interest in gold ETFs.

The Portfolio continues to be positioned for a cyclical recovery in the economy, but exposure to the most cyclical parts of the market is down considerably from a year ago. The energy sector moved from a market weight to a substantial overweight during the second quarter, primarily due to the substantial reduction in the benchmark sector weight arising out of the annual Russell index reconstitution. During the second quarter we closed several small integrated oil company holdings and added to two others.

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Lord Abbett Growth and Income Portfolio

Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary* (continued)

Consumer discretionary is now the Portfolio’s second largest overweight sector relative to the benchmark, and is concentrated generally in the hotels, restaurants, & leisure and in the multi-line retail areas. All of the increase in active weight in this sector was due to the index rebalancing, as the index’s exposure declined by over three percentage points. During the first half of the year we trimmed profitable positions in retailers and automobile companies.

The materials sector remains overweight in the Portfolio with an emphasis on the metals & mining and chemical industries. During the period, we increased the exposure to one gold mining company and closed a small position in a chemical company that we believed was fully valued.

Eli M. Salzmann, Partner and Director

Lawrence D. Sachs, Partner and Portfolio Manager

Lord, Abbett & Co. LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Exxon Mobil Corp.	4.5
Wells Fargo & Co.	4.3
JPMorgan Chase & Co.	3.5
Chevron Corp.	3.2
Bank of New York Mellon Corp.	2.2
Schlumberger, Ltd.	2.2
Kroger Co. (The)	2.2
SunTrust Banks, Inc.	2.2
Delta Air Lines, Inc.	2.1
Bank of America Corp.	2.1

Top Sectors

% of Market Value
Financials	27.9
Energy	16.5
Non-Cyclical	15.6
Cyclical	12.2
Basic Materials	6.5
Short-Term Investments	5.5
Communications	5.3
Industrials	4.9
Utilities	3.2
Technology	2.4

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Lord Abbett Growth and Income Portfolio

Lord Abbett Growth and Income Portfolio managed by

Lord, Abbett & Co. LLC vs. Russell 1000 Value Index1 and S&P 500 Index2

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year	Since Inception[4]
Lord Abbett Growth and Income Portfolio—Class A	-5.34%	13.15%	-1.23%	2.04%	—
Class B	-5.45%	12.92%	-1.47%	—	1.62%
Russell 1000 Value Index[1]	-5.12%	16.92%	-1.64%	2.38%	—
S&P 500 Index[2]	-6.65%	14.43%	-0.79%	-1.59%	—

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of the Class A shares is 12/11/89. Inception of the Class B shares is 3/22/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

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Lord Abbett Growth and Income Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.55%	$1,000.00	$946.61	$2.65
Hypothetical	0.55%	1,000.00	1,022.07	2.76

Class B
Actual	0.80%	$1,000.00	$945.45	$3.86
Hypothetical	0.80%	1,000.00	1,020.83	4.01

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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Lord Abbett Growth and Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.6%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	15,431	$602,272
Lockheed Martin Corp.	157,900	11,763,550
Raytheon Co.	129,401	6,261,714

		18,627,536

Airlines - 2.5%
AMR Corp.*(a)	1,162,823	7,883,940
Delta Air Lines, Inc.*	3,350,302	39,366,048

		47,249,988

Automobiles - 1.5%
Ford Motor Co.*	2,727,177	27,489,944

Beverages - 0.7%
PepsiCo, Inc.	205,609	12,531,869

Biotechnology - 1.9%
Amgen, Inc.*	540,493	28,429,932
Gilead Sciences, Inc.*	204,600	7,013,688

		35,443,620

Capital Markets - 7.7%
Bank of New York Mellon Corp.	1,688,221	41,682,176
Charles Schwab Corp. (The)	1,621,222	22,988,928
Franklin Resources, Inc.	134,799	11,618,326
Goldman Sachs Group, Inc. (The)	215,100	28,236,177
Morgan Stanley	967,189	22,448,457
State Street Corp.	495,739	16,765,893

		143,739,957

Chemicals - 2.2%
Dow Chemical Co. (The)	828,824	19,659,705
Mosaic Co. (The)	419,600	16,356,008
Potash Corp. of Saskatchewan, Inc.	50,516	4,356,500

		40,372,213

Commercial Banks - 12.6%
BB&T Corp.	418,974	11,023,206
KeyCorp	2,528,275	19,442,435
M&T Bank Corp.(a)	204,473	17,369,981
PNC Financial Services Group, Inc.	536,853	30,332,195
Regions Financial Corp.	1,493,123	9,824,749
SunTrust Banks, Inc.	1,731,889	40,353,014
Wells Fargo & Co.	3,092,959	79,179,750
Zions Bancorporation	1,213,262	26,170,061

		233,695,391

Computers & Peripherals - 1.3%
EMC Corp.*	581,500	10,641,450
Hewlett-Packard Co.	335,130	14,504,426

		25,145,876

Construction & Engineering - 0.2%
Fluor Corp.	109,788	4,665,990

Security Description	Shares	Value

Diversified Financial Services - 7.4%
Bank of America Corp.	2,722,193	$39,117,913
CBOE Holdings, Inc.*	87,403	2,844,968
Citigroup, Inc.*	8,286,454	31,157,067
JPMorgan Chase & Co.	1,780,842	65,196,626

		138,316,574

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	1,427,918	34,541,337
Verizon Communications, Inc.	629,363	17,634,751

		52,176,088

Electric Utilities - 2.0%
NextEra Energy, Inc.	144,200	7,031,192
PPL Corp.	407,700	10,172,115
Progress Energy, Inc.	300,600	11,789,532
Southern Co.	232,509	7,737,900

		36,730,739

Electrical Equipment - 0.6%
Emerson Electric Co.	272,900	11,923,001

Energy Equipment & Services - 3.6%
Halliburton Co.	1,030,499	25,298,751
Schlumberger, Ltd.	749,277	41,464,989

		66,763,740

Food & Staples Retailing - 2.2%
Kroger Co. (The)	2,093,763	41,226,194

Food Products - 1.6%
Archer-Daniels-Midland Co.	935,463	24,153,655
Kraft Foods, Inc. - Class A	201,508	5,642,224

		29,795,879

Health Care Equipment & Supplies - 1.0%
Covidien Plc	449,479	18,060,066

Health Care Providers & Services - 1.7%
CIGNA Corp.	57,700	1,792,162
UnitedHealth Group, Inc.	1,027,301	29,175,348

		30,967,510

Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	538,936	16,297,425
Hyatt Hotels Corp. - Class A*(a)	548,449	20,341,973
Marriott International, Inc. - Class A(a)	692,158	20,723,211

		57,362,609

Household Durables - 0.6%
Pulte Group, Inc.*(a)	1,268,103	10,499,893

Household Products - 1.0%
Colgate-Palmolive Co.	231,800	18,256,568

Insurance - 0.9%
Berkshire Hathaway, Inc. - Class B*	222,316	17,716,362

See accompanying notes to financial statements.

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Lord Abbett Growth and Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Internet & Catalog Retail - 1.8%
HSN, Inc.*(a)	1,414,739	$33,953,736

Machinery - 3.2%
Caterpillar, Inc.(a)	380,072	22,830,925
Eaton Corp.	568,654	37,212,718

		60,043,643

Media - 2.8%
Comcast Corp. - Class A	1,504,854	26,139,314
Omnicom Group, Inc.	172,217	5,907,043
Time Warner Cable, Inc.	240,026	12,500,554
Time Warner, Inc.	230,900	6,675,319

		51,222,230

Metals & Mining - 4.6%
Barrick Gold Corp.	684,129	31,066,298
Cliffs Natural Resources, Inc.	296,232	13,970,301
Newmont Mining Corp.	461,938	28,520,052
United States Steel Corp.	312,162	12,033,845

		85,590,496

Multi-Utilities - 1.4%
PG&E Corp.	432,000	17,755,200
Public Service Enterprise Group, Inc.	237,000	7,425,210

		25,180,410

Multiline Retail - 2.8%
JC Penney Co., Inc.(a)	268,336	5,763,857
Kohl’s Corp.*	249,819	11,866,403
Target Corp.	687,508	33,804,768

		51,435,028

Office Electronics - 0.1%
Xerox Corp.	223,600	1,797,744

Oil, Gas & Consumable Fuels - 13.6%
Anadarko Petroleum Corp.	305,177	11,013,838
Apache Corp.	77,200	6,499,468
Chevron Corp.	867,300	58,854,978
El Paso Corp.	1,649,554	18,326,545
EOG Resources, Inc.	123,576	12,156,171
Exxon Mobil Corp.	1,468,381	83,800,487
Hess Corp.	209,499	10,546,180
Marathon Oil Corp.	662,121	20,585,342
Petroleo Brasileiro S.A. (ADR)	251,024	8,615,144
Suncor Energy, Inc.	364,815	10,740,153
Valero Energy Corp.	699,500	12,577,010

		253,715,316

Pharmaceuticals - 4.6%
Abbott Laboratories	511,135	23,910,895
Johnson & Johnson	367,559	21,708,035
Merck & Co., Inc.	364,059	12,731,143
Pfizer, Inc.	515,300	7,348,178

Security Description	Shares/Par Amount	Value

Pharmaceuticals - continued
Teva Pharmaceutical Industries, Ltd. (ADR)	365,196	$18,986,540

		84,684,791

Real Estate Investment Trusts (REITs) - 0.3%
Annaly Capital Management, Inc.	298,000	5,110,700

Road & Rail - 1.7%
Hertz Global Holdings, Inc.*(a)	3,414,179	32,298,133

Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	768,700	9,239,774
Intel Corp.	556,100	10,816,145

		20,055,919

Specialty Retail - 0.5%
Home Depot, Inc. (The)	35,220	988,625
J. Crew Group, Inc.*(a)	213,766	7,868,727

		8,857,352

Total Common Stocks (Cost $1,730,209,253)		1,832,703,105

Short-Term Investments - 5.8%
Mutual Funds - 3.9%
State Street Navigator Securities Lending Prime Portfolio(b)	72,220,330	72,220,330

Repurchase Agreements - 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $23,918,015 on 07/01/10 collateralized by $24,275,000 Federal Home Loan Mortgage Corp. at 2.000% due 04/15/13 with a value of $24,396,375.	$23,918,015	23,918,015
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $11,129,985 on 07/01/10 collateralized by $10,325,000 Federal Home Loan Mortgage Corp. at 4.125% due 09/27/13 with a value of $11,357,500.	11,129,985	11,129,985

Total Short-Term Investments (Cost $107,268,330)		107,268,330

Total Investments - 104.4% (Cost $1,837,477,583#)		1,939,971,435

Other Assets and Liabilities (net) - (4.4)%		(81,596,230)

Net Assets - 100.0%		$1,858,375,205

See accompanying notes to financial statements.

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Lord Abbett Growth and Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $209,092,609 and $106,598,757, respectively, resulting in a net unrealized appreciation of $102,493,852.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $70,379,559 and the collateral received consisted of cash in the amount of $72,220,330. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

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Lord Abbett Growth and Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,832,703,105	$—	$—	$1,832,703,105
Short-Term Investments
Mutual Funds	72,220,330	—	—	72,220,330
Repurchase Agreements	—	35,048,000	—	35,048,000
Total Short-Term Investments	72,220,330	35,048,000	—	107,268,330
Total Investments	$1,904,923,435	$35,048,000	$—	$1,939,971,435

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Lord Abbett Growth and Income Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$1,904,923,435
Repurchase Agreements	35,048,000
Cash	465
Receivable for investments sold	25,042,774
Receivable for shares sold	322,638
Dividends receivable	1,049,690

Total assets	1,966,387,002

Liabilities
Payables for:
Investments purchased	33,356,527
Shares redeemed	1,223,165
Collateral for securities loaned	72,220,330
Accrued Expenses:
Management fees	859,504
Distribution and service fees - Class B	184,892
Administration fees	9,734
Custodian and accounting fees	13,224
Deferred trustees’ fees	11,173
Other expenses	133,248

Total liabilities	108,011,797

Net Assets	$1,858,375,205

Net Assets Represented by
Paid in surplus	$2,825,207,561
Accumulated net realized loss	(1,077,491,329)
Unrealized appreciation on investments	102,493,852
Undistributed net investment income	8,165,121

Net Assets	$1,858,375,205

Net Assets
Class A	$1,009,093,946

Class B	849,281,259

Capital Shares Outstanding*
Class A	56,853,360

Class B	48,072,326

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$17.75

Class B	17.67

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $1,802,429,583.
(b)	Includes securities loaned at value $70,379,559.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$14,986,460
Interest (b)	100,443

Total investment income	15,086,903

Expenses
Management fees	5,511,673
Administration fees	62,851
Custodian and accounting fees	70,470
Distribution and service fees - Class B	1,186,136
Audit and tax services	15,295
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	76,733
Insurance	2,024
Miscellaneous	7,997

Total expenses	6,962,904
Less broker commission recapture	(49,172)

Net expenses	6,913,732

Net investment income	8,173,171

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain on:
Investments	79,791,546
Foreign currency transaction	266

Net realized gain on investments and foreign currency transactions	79,791,812

Net change in unrealized depreciation on investments	(186,052,410)

Net realized and unrealized loss on investments and foreign currency transactions	(106,260,598)

Net Decrease in Net Assets from Operations	$(98,087,427)

(a)	Net of foreign withholdings taxes of $72,478.
(b)	Includes net income on securities loaned of $96,929.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Lord Abbett Growth and Income Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$8,173,171	$24,498,752
Net realized gain (loss) on investments and foreign currency transactions	79,791,812	(727,124,892)
Net change in unrealized appreciation (depreciation) on investments	(186,052,410)	1,005,067,760

Net increase (decrease) in net assets resulting from operations	(98,087,427)	302,441,620

Distributions to Shareholders
From net investment income
Class A	(14,568,737)	(41,222,236)
Class B	(9,790,143)	(18,320,336)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(24,358,880)	(59,542,572)

Net decrease in net assets from capital share transactions	(100,428,751)	(545,810,142)

Net Decrease in Net Assets	(222,875,058)	(302,911,094)
Net assets at beginning of period	2,081,250,263	2,384,161,357

Net assets at end of period	$1,858,375,205	$2,081,250,263

Undistributed net investment income at end of period	$8,165,121	$24,350,830

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	1,997,045	$39,887,157	11,183,995	$166,894,917
Reinvestments	692,430	14,568,737	2,811,885	41,222,236
Redemption	(5,965,893)	(121,054,384)	(47,936,702)	(724,583,798)

Net decrease	(3,276,418)	$(66,598,490)	(33,940,822)	$(516,466,645)

Class B
Sales	1,794,231	$35,352,349	5,006,990	$78,064,264
Reinvestments	467,310	9,790,143	1,253,958	18,320,336
Redemptions	(4,024,033)	(78,972,753)	(7,702,645)	(125,728,097)

Net decrease	(1,762,492)	$(33,830,261)	(1,441,697)	$(29,343,497)

Decrease derived from capital shares transactions		$(100,428,751)		$(545,810,142)

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Lord Abbett Growth and Income Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$18.97	$16.44	$28.89	$29.36	$27.59	$27.44

Income (Loss) from Investment Operations
Net Investment Income(a)	0.09	0.22	0.43	0.45	0.46	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(1.06)	2.73	(9.93)	0.73	4.22	0.61

Total From Investment Operations	(0.97)	2.95	(9.50)	1.18	4.68	1.01

Less Distributions
Distributions from Net Investment Income	(0.25)	(0.42)	(0.44)	(0.31)	(0.54)	(0.31)
Distributions from Net Realized Capital Gains	—	—	(2.51)	(1.34)	(2.37)	(0.55)

Total Distributions	(0.25)	(0.42)	(2.95)	(1.65)	(2.91)	(0.86)

Net Asset Value, End of Period	$17.75	$18.97	$16.44	$28.89	$29.36	$27.59

Total Return (%)	(5.34)	18.67	(36.19)	4.01	18.03	3.68

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.55 *	0.56	0.52	0.51	0.54	0.53
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.55 *	0.56	0.53	0.52	0.54	0.55 (b)
Ratio of Net Investment Income to Average Net Assets (%)	0.89 *	1.38	1.92	1.55	1.64	1.46
Portfolio Turnover Rate (%)	20.7	83.5	112.2	84.1	50.2	45.9
Net assets, End of Period (in millions)	$1,009.1	$1,140.8	$1,546.8	$2,608.8	$2,172.1	$1,985.7

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$18.87	$16.33	$28.69	$29.20	$27.43	$27.27

Income (Loss) from Investment Operations
Net Investment Income(a)	0.06	0.16	0.37	0.38	0.39	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(1.06)	2.74	(9.86)	0.71	4.20	0.61

Total From Investment Operations	(1.00)	2.90	(9.49)	1.09	4.59	0.94

Less Distributions
Distributions from Net Investment Income	(0.20)	(0.36)	(0.36)	(0.26)	(0.45)	(0.23)
Distributions from Net Realized Capital Gains	—	—	(2.51)	(1.34)	(2.37)	(0.55)

Total Distributions	(0.20)	(0.36)	(2.87)	(1.60)	(2.82)	(0.78)

Net Asset Value, End of Period	$17.67	$18.87	$16.33	$28.69	$29.20	$27.43

Total Return (%)	(5.45)	18.39	(36.33)	3.72	17.78	3.39

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.80 *	0.81	0.77	0.76	0.79	0.78
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.80 *	0.81	0.78	0.77	0.79	0.80 (b)
Ratio of Net Investment Income to Average Net Assets (%)	0.64 *	1.00	1.66	1.31	1.40	1.21
Portfolio Turnover Rate (%)	20.7	83.5	112.2	84.1	50.2	45.9
Net Assets, End of Period (in millions)	$849.3	$940.4	$837.4	$1,546.7	$1,596.5	$1,130.5

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Lord Abbett Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Lord Abbett Growth and Income Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

12

MET INVESTORS SERIES TRUST

Lord Abbett Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

13

MET INVESTORS SERIES TRUST

Lord Abbett Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Lord, Abbett & Co. LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$5,511,673	0.60%	First $600 Million

	0.55%	$600 Million to $1.1 Billion

	0.50%	$1.1 Billion to $1.5 Billion

	0.45%	Over $1.5 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$413,802,749	$—	$486,110,009

14

MET INVESTORS SERIES TRUST

Lord Abbett Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$59,542,572	$64,315,525	$—	$349,550,072	$59,542,572	$413,865,597

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$24,358,348	$—	$130,750,415	$(999,487,294)	$(844,378,531)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2016	Expiring 12/31/2017	Total

$9,173,099*	$306,752,150	$683,562,045	$999,487,294

* The Portfolio acquired capital losses in the merger with J.P. Morgan Enhanced Index Portfolio on April 28, 2003.

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

15

MET INVESTORS SERIES TRUST

Lord Abbett Growth and Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

MET INVESTORS SERIES TRUST

Lord Abbett Mid Cap Value Portfolio

Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Lord Abbett Mid Cap Value Portfolio had a return of -2.32% and -2.45% for Class A and B Shares, respectively, versus -0.88% and -1.99% for its benchmarks, the Russell Midcap Value Index1 and the S&P MidCap 400/Citigroup Value Index2, respectively.

Market Environment/Conditions

Gross domestic product rose 3.7% in the first quarter, down from 5.0% in the fourth quarter of 2009. Though inflation was higher than it was in the second half of 2009, it remained subdued: the 12-month change in the Consumer Price Index (CPI)a was 2% as of May 2010.

Much of the improvement in the economy appears to be occurring in the manufacturing sector. The Institute of Supply Management’s (ISM) purchasing managers index fluctuated in the first six months of the year, but remained above the critical 50% mark that indicates expansion, and finished higher versus the end of 2009. The June reading of the index declined more than expected to 56.2%, but remained well above the 50% mark. Industrial production rose in four of the first five months of 2010, and data through May 2010 indicated that manufacturers’ shipments grew in 10 of the previous 12 months. New orders for manufactured goods rose in 12 of the previous 14 months.

Job creation improved in the first half of 2010, though many of the new jobs were temporary census positions, and the unemployment rate showed little improvement. The unemployment rate fell from 10% at the end of 2009 to 9.5%. The Federal Reserve kept the fed funds target rate between 0% and 0.25% during the period, explaining that economic conditions were likely to warrant low rates for an “extended period.”

Yields on Treasuries rose early in the period as good news on the economy increased confidence in the recovery and investors became wary of the growing fiscal deficit. Toward the end of the period, low inflation expectations and concerns about the European debt crisis contributed increased demand for Treasuries that caused yields to fall.

Strong corporate earnings driven initially by cost-cutting efforts and later by revenue growth helped boost the stock market early in the first half of 2010. Strong earnings continued to drive the market in April, but news of the sovereign debt crisis in Greece and other European countries contributed to rising market volatility. Debate in the U.S. Congress over financial reform legislation and growing concern over the oil spill in the Gulf of Mexico also weighed on markets later in the first half.

The S&P 500 Index declined 6.65% for the first half of 2010. Of the 10 major sectors, four outperformed the broader market in the first half of 2010: consumer staples, consumer discretionary, financials, and industrials. Value stocks outperformed growth stocks during the period, and small caps outperformed large caps.

Portfolio Review/Current Positioning

During the six months, the largest detractor from performance relative to the Portfolio’s benchmark was stock selection within the poor performing energy sector. Oilfield services companies Weatherford International, Ltd. and Halliburton Co. saw their shares dip in response to the oil spill in the Gulf of Mexico and the Obama administration’s efforts to impose a moratorium on oil and gas drilling. A large underweight within financials, a stronger performing sector, also hampered performance.

Positive stock selection within the industrials sector was the largest contributor to relative performance during the six month period. WABCO Holdings, Inc., a commercial vehicle parts manufacturer, benefited from a recovery in European truck production levels, as well as from higher earnings and sales in emerging markets. Railroad operator Kansas City Southern saw strong financial performance driven by a recovery in the U.S. economy and expected growth in its Mexico operations. Within the utilities sector, our sizable underweight also aided relative performance, as this sector underperformed the overall market.

We continue to seek out high-quality companies with positive fundamental changes in this healing economic environment. Health care remains the largest overweight, with a focus on companies that likely would benefit from the stronger economic environment; however, we slightly reduced the Portfolio’s exposure from the level six months ago following profit taking in managed care names due to concerns over the impact of health care reform. Information technology continues to be a large overweight, particularly within the software and semiconductor segments. We remain underweight within the financials sector, although we have added exposure to commercial banks and capital markets. The utilities sector remains a significant underweight, and we have minimal representation in the consumer staples industry, as we continue to have difficulty finding names that meet our investment criteria.

Robert P. Fetch, CFA,

Partner and Director

Jeff Diamond, CFA

Portfolio Manager

Lord, Abbett & Co. LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views

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Managed by Lord, Abbett & Co. LLC

Portfolio Manager Commentary* (continued)

expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
WABCO Holdings, Inc.	2.3
VeriFone Holdings, Inc.	2.1
Interpublic Group Cos., Inc.	2.1
Omnicom Group, Inc.	2.0
El Paso Corp.	2.0
City National Corp.	1.9
Comerica, Inc.	1.9
KeyCorp	1.8
Lazard, Ltd.—Class A	1.8
Williams Cos., Inc. (The)	1.7

Top Sectors

% of Market Value
Financials	17.6
Non-Cyclical	14.4
Short-Term Investments	12.8
Industrials	12.3
Technology	10.5
Energy	9.2
Cyclical	7.5
Communications	7.2
Basic Materials	6.3
Utilities	2.2

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Lord Abbett Mid Cap Value Portfolio

Lord Abbett Mid Cap Value Portfolio managed by

Lord, Abbett & Co. LLC vs. Russell Midcap Value Index1 and

S&P MidCap 400/Citigroup Value Index2

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year	Since Inception[4]
Lord Abbett Mid Cap Value Portfolio—Class A	-2.32%	22.84%	-1.81%	6.48%	—
Class B	-2.45%	22.57%	-2.06%	—	4.13%
Russell Midcap Value Index[1]	-0.88%	28.91%	0.71%	7.55%	—
S&P MidCap 400/Citigroup Value Index[2]	-1.99%	25.54%	1.48%	6.10%	—

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap® companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

2 The S&P MidCap 400/Citigroup Value Index uses a multi-factor methodology to calculate value in separate dimensions. Style scores are calculated taking standardized measures of 4 value factors for each constituent. Combined, the growth and value indices are exhaustive, containing the full market capitalization of the S&P MidCap 400.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of the Class A shares is 8/20/97. Inception of the Class B shares is 4/3/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

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Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.75%	$1,000.00	$976.78	$3.68
Hypothetical	0.75%	1,000.00	1,021.08	3.76

Class B
Actual	1.00%	$1,000.00	$975.52	$4.90
Hypothetical	1.00%	1,000.00	1,019.84	5.01

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 97.2%
Aerospace & Defense - 0.3%
Curtiss-Wright Corp.	29,800	$865,392

Auto Components - 0.8%
Lear Corp.*	38,000	2,515,600

Building Products - 0.6%
Simpson Manufacturing Co., Inc.	49,600	1,217,680
Universal Forest Products, Inc.(a)	24,100	730,471

		1,948,151

Capital Markets - 2.9%
Invesco, Ltd.	98,300	1,654,389
Jefferies Group, Inc.(a)	52,082	1,097,889
Lazard, Ltd. - Class A	220,800	5,897,568
Raymond James Financial, Inc.	46,000	1,135,740

		9,785,586

Chemicals - 1.9%
Air Products & Chemicals, Inc.	38,600	2,501,666
Celanese Corp., Series A	32,500	809,575
Olin Corp.	167,800	3,035,502

		6,346,743

Commercial & Professional Services - 0.9%
Republic Services, Inc.	85,886	2,553,391
Tetra Tech, Inc.*	15,400	301,994

		2,855,385

Commercial Banks - 12.5%
CIT Group, Inc.*	38,700	1,310,382
City National Corp.(a)	125,500	6,429,365
Comerica, Inc.	171,900	6,331,077
Commerce Bancshares, Inc.	82,650	2,974,574
Cullen/Frost Bankers, Inc.(a)	78,500	4,034,900
KeyCorp	786,200	6,045,878
M&T Bank Corp.(a)	39,043	3,316,703
Signature Bank*	19,193	729,526
SunTrust Banks, Inc.	108,900	2,537,370
TCF Financial Corp.(a)	215,104	3,572,877
UMB Financial Corp.	40,800	1,450,848
Zions Bancorporation	123,000	2,653,110

		41,386,610

Computers & Peripherals - 1.3%
Diebold, Inc.	90,700	2,471,575
QLogic Corp.*	116,400	1,934,568

		4,406,143

Containers & Packaging - 2.7%
Ball Corp.	66,722	3,524,923
Greif, Inc. - Class A	51,400	2,854,756
Owens-Illinois, Inc.*	96,800	2,560,360

		8,940,039

Security Description	Shares	Value

Diversified Consumer Services - 0.7%
Regis Corp.(a)	144,300	$2,246,751

Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	126,957	4,228,938

Electric Utilities - 1.2%
Northeast Utilities	70,958	1,808,010
PPL Corp.	88,000	2,195,600

		4,003,610

Electrical Equipment - 0.9%
AMETEK, Inc.	77,100	3,095,565

Electronic Equipment, Instruments & Components - 1.1%
Trimble Navigation, Ltd.*	61,600	1,724,800
Tyco Electronics, Ltd.	75,900	1,926,342

		3,651,142

Energy Equipment & Services - 2.1%
Halliburton Co.	154,729	3,798,597
Helmerich & Payne, Inc.	25,800	942,216
Weatherford International, Ltd.*	182,500	2,398,050

		7,138,863

Gas Utilities - 2.7%
EQT Corp.	133,700	4,831,918
Questar Corp.	91,500	4,162,335

		8,994,253

Health Care Equipment & Supplies - 3.4%
Cooper Cos., Inc. (The)(a)	131,300	5,224,427
DENTSPLY International, Inc.(a)	25,500	762,705
Kinetic Concepts, Inc.*(a)	88,600	3,234,786
Zimmer Holdings, Inc.*	38,600	2,086,330

		11,308,248

Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	113,000	3,587,750
DaVita, Inc.*	41,800	2,609,992
HEALTHSOUTH Corp.*(a)	131,682	2,463,770
McKesson Corp.	45,099	3,028,849
Patterson Cos., Inc.	170,000	4,850,100
Universal Health Services, Inc. - Class B	44,800	1,709,120

		18,249,581

Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc. - Class A(a)	48,507	1,452,300
Penn National Gaming, Inc.*	56,400	1,302,840

		2,755,140

Household Durables - 1.4%
Fortune Brands, Inc.	119,400	4,678,092

Industrial Conglomerates - 1.5%
Tyco International, Ltd.	141,300	4,977,999

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Insurance - 3.0%
ACE, Ltd.	34,388	$1,770,294
Aon Corp.	47,200	1,752,064
Markel Corp.*(a)	5,000	1,700,000
PartnerRe, Ltd.	51,270	3,596,078
W.R. Berkley Corp.	42,900	1,135,134

		9,953,570

Internet & Catalog Retail - 1.3%
NutriSystem, Inc.(a)	186,000	4,266,840

IT Services - 4.0%
Fiserv, Inc.*	88,700	4,050,042
VeriFone Holdings, Inc.*	376,778	7,132,407
Western Union Co.	131,800	1,965,138

		13,147,587

Life Sciences Tools & Services - 0.4%
Pharmaceutical Product Development, Inc.	54,700	1,389,927

Machinery - 6.5%
Actuant Corp. - Class A	10,794	203,251
Eaton Corp.	76,300	4,993,072
Kennametal, Inc.(a)	90,400	2,298,872
Pall Corp.	62,700	2,154,999
Parker Hannifin Corp.	56,800	3,150,128
Pentair, Inc.	36,800	1,184,960
WABCO Holdings, Inc.*	243,400	7,662,232

		21,647,514

Media - 4.8%
Interpublic Group Cos., Inc.*	983,280	7,010,786
Meredith Corp.(a)	79,300	2,468,609
Omnicom Group, Inc.	189,400	6,496,420

		15,975,815

Metals & Mining - 5.1%
Agnico-Eagle Mines, Ltd.	65,000	3,950,700
IAMGOLD Corp.	197,148	3,485,577
Reliance Steel & Aluminum Co.	90,800	3,282,420
Royal Gold, Inc.	17,700	849,600
Steel Dynamics, Inc.	197,600	2,606,344
United States Steel Corp.(a)	76,300	2,941,365

		17,116,006

Multi-Utilities - 1.1%
CMS Energy Corp.(a)	250,076	3,663,613

Multiline Retail - 1.5%
Big Lots, Inc.*	53,100	1,703,979
JC Penney Co., Inc.	100,900	2,167,332
Nordstrom, Inc.	31,800	1,023,642

		4,894,953

Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.(a)	51,200	1,603,584
El Paso Corp.	584,200	6,490,462

Security Description	Shares	Value

Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	17,238	$1,695,702
Forest Oil Corp.*	28,000	766,080
Range Resources Corp.	44,200	1,774,630
Williams Cos., Inc. (The)	305,100	5,577,228

		17,907,686

Pharmaceuticals - 3.8%
Mylan, Inc.*(a)	283,609	4,832,697
Par Pharmaceutical Cos., Inc.*	44,900	1,165,604
Warner Chilcott Plc - Class A*	196,600	4,492,310
Watson Pharmaceuticals, Inc.*	53,900	2,186,723

		12,677,334

Professional Services - 0.9%
FTI Consulting, Inc.*	70,300	3,064,377

Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.	42,000	2,661,540
Duke Realty Corp.	112,691	1,279,043

		3,940,583

Road & Rail - 1.6%
Heartland Express, Inc.(a)	102,400	1,486,848
Kansas City Southern*	104,200	3,787,670

		5,274,518

Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	62,900	1,752,394
Micron Technology, Inc.*(a)	456,300	3,873,987
National Semiconductor Corp.	265,800	3,577,668
Xilinx, Inc.(a)	149,300	3,771,318

		12,975,367

Software - 3.7%
Adobe Systems, Inc.*	124,889	3,300,816
Autodesk, Inc.*	60,228	1,467,154
Intuit, Inc.*	155,800	5,417,166
McAfee, Inc.*	65,851	2,022,943

		12,208,079

Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	42,900	504,075
Guess?, Inc.	20,500	640,420
PetSmart, Inc.	117,100	3,532,907
Pier 1 Imports, Inc.*	156,500	1,003,165

		5,680,567

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	28,600	2,035,748

Water Utilities - 0.2%
Aqua America, Inc.(a)	30,300	535,704

Total Common Stocks (Cost $304,129,181)		322,733,619

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Short-Term Investments - 14.3%
Mutual Funds - 12.2%
State Street Navigator Securities Lending Prime Portfolio(b)	40,363,846	$40,363,846

Repurchase Agreement - 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $7,116,000 on 07/01/10 collateralized by $6,600,000 Federal Home Loan Mortgage Corp. at 4.125% due 09/27/13 with a value of $7,260,000.	$7,116,000	7,116,000

Total Short-Term Investments (Cost $47,479,846)		47,479,846

Total Investments - 111.5% (Cost $351,609,027#)		370,213,465

Other Assets and Liabilities (net) - (11.5)%		(38,264,030)

Net Assets - 100.0%		$331,949,435

*	Non-Income Producing Security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $33,736,035 and $15,131,597, respectively, resulting in a net unrealized appreciation of $18,604,438.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $38,923,228 and the collateral received consisted of cash in the amount of $40,363,846. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$322,733,619	$—	$—	$322,733,619
Short-Term Investments
Mutual Funds	40,363,846	—	—	40,363,846
Repurchase Agreement	—	7,116,000	—	7,116,000
Total Short-Term Investments	40,363,846	7,116,000	—	47,479,846
Total Investments	$363,097,465	$7,116,000	$—	$370,213,465

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$363,097,465
Repurchase Agreement	7,116,000
Cash	92,827
Receivable for investments sold	4,647,765
Receivable for shares sold	205,965
Dividends receivable	214,596

Total assets	375,374,618

Liabilities
Payables for:
Investments purchased	2,441,420
Shares redeemed	290,295
Collateral for securities loaned	40,363,846
Accrued Expenses:
Management fees	196,298
Distribution and service fees - Class B	64,505
Administration fees	2,169
Custodian and accounting fees	6,806
Deferred trustees’ fees	11,173
Other expenses	48,671

Total liabilities	43,425,183

Net Assets	$331,949,435

Net Assets Represented by
Paid in surplus	$480,465,752
Accumulated net realized loss	(167,491,624)
Unrealized appreciation on investments	18,604,438
Undistributed net investment income	370,869

Net Assets	$331,949,435

Net Assets
Class A	$35,835,972

Class B	296,113,463

Capital Shares Outstanding*
Class A	2,878,818

Class B	24,061,466

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.45

Class B	12.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $344,493,027.
(b)	Includes securities loaned at value of $38,923,228.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$2,109,344
Interest (b)	55,996

Total investment income	2,165,340

Expenses
Management fees	1,210,032
Administration fees	12,286
Custodian and accounting fees	35,823
Distribution and service fees - Class B	397,832
Audit and tax services	15,421
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	25,546
Insurance	473
Miscellaneous	4,450

Total expenses	1,731,588
Less broker commission recapture	(10,489)

Net expenses	1,721,099

Net investment income	444,241

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	26,931,542

Net change in unrealized depreciation on investments	(35,614,363)

Net realized and unrealized loss on investments	(8,682,821)

Net Decrease in Net Assets from Operations	$(8,238,580)

(a)	Net of foreign withholding taxes of $1,593.
(b)	Includes net income on securities loaned of $55,367.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$444,241	$2,278,984
Net realized gain (loss) on investments	26,931,542	(141,779,487)
Net change in unrealized appreciation (depreciation) on investments	(35,614,363)	212,261,602

Net increase (decrease) in net assets resulting from operations	(8,238,580)	72,761,099

Distributions to Shareholders
From net investment income
Class A	(301,340)	(876,126)
Class B	(1,948,665)	(5,213,906)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(2,250,005)	(6,090,032)

Net increase (decrease) in net assets from capital share transactions	(2,869,959)	13,419,634

Net Increase (Decrease) in Net Assets	(13,358,544)	80,090,701
Net assets at beginning of period	345,307,979	265,217,278

Net assets at end of period	$331,949,435	$345,307,979

Undistributed net investment income at end of period	$370,869	$2,176,633

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	156,408	$2,190,533	81,998	$857,577
Reinvestments	20,912	301,340	90,415	876,126
Redemption	(276,535)	(3,692,245)	(744,848)	(7,747,000)

Net decrease	(99,215)	$(1,200,372)	(572,435)	$(6,013,297)

Class B
Sales	2,645,356	$35,366,592	5,535,127	$57,648,109
Reinvestments	136,748	1,948,665	543,681	5,213,906
Redemptions	(2,920,135)	(38,984,844)	(4,118,986)	(43,429,084)

Net increase (decrease)	(138,031)	$(1,669,587)	1,959,822	$19,432,931

Increase (decrease) derived from capital shares transactions		$(2,869,959)		$13,419,634

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Lord Abbett Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.84	$10.40	$19.70	$22.79	$22.47	$21.64

Income (Loss) from Investment Operations
Net Investment Income(a)	0.03	0.11	0.26	0.16	0.17	0.19
Net Realized and Unrealized Gain (loss) on Investments	(0.31)	2.60	(7.04)	0.33	2.44	1.60

Total From Investment Operations	(0.28)	2.71	(6.78)	0.49	2.61	1.79

Less Distributions
Distributions from Net Investment Income	(0.11)	(0.27)	(0.13)	(0.24)	(0.17)	(0.13)
Distributions from Net Realized Capital Gains	—	—	(2.39)	(3.34)	(2.12)	(0.83)

Total Distributions	(0.11)	(0.27)	(2.52)	(3.58)	(2.29)	(0.96)

Net Asset Value, End of Period	$12.45	$12.84	$10.40	$19.70	$22.79	$22.47

Total Return (%)	(2.32)	26.86	(38.66)	0.90	12.49	8.28
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursements (%)	0.75 *	0.76	0.75	0.73	0.77	0.76
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.75 *	0.76	0.75	0.75	0.78	0.76
Ratio of Net Investment Income to Average Net Assets (%)	0.47 *	1.04	1.78	0.74	0.80	0.86
Portfolio Turnover Rate (%)	41.9	112.7	30.2	38.4	27.8	26.2
Net Assets, End of Period (in millions)	$35.8	$38.2	$36.9	$77.1	$96.8	$113.3

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.69	$10.27	$19.48	$22.56	$22.28	$21.48

Income (Loss) from Investment Operations
Net Investment Income(a)	0.01	0.08	0.22	0.11	0.12	0.14
Net Realized and Unrealized Gain (loss) on Investments	(0.31)	2.57	(6.95)	0.31	2.40	1.59

Total From Investment Operations	(0.30)	2.65	(6.73)	0.42	2.52	1.73

Less Distributions
Distributions from Net Investment Income	(0.08)	(0.23)	(0.09)	(0.16)	(0.12)	(0.10)
Distributions from Net Realized Capital Gains	—	—	(2.39)	(3.34)	(2.12)	(0.83)

Total Distributions	(0.08)	(0.23)	(2.48)	(3.50)	(2.24)	(0.93)

Net Asset Value, End of Period	$12.31	$12.69	$10.27	$19.48	$22.56	$22.28

Total Return (%)	(2.45)	26.53	(38.77)	0.60	12.18	8.05
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursements (%)	1.00 *	1.01	1.00	0.98	1.02	1.01
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.00 *	1.01	1.00	1.01	1.03	1.02
Ratio of Net Investment Income to Average Net Assets (%)	0.22 *	0.76	1.56	0.53	0.56	0.62
Portfolio Turnover Rate (%)	41.9	112.7	30.2	38.4	27.8	26.2
Net Assets, End of Period (in millions)	$296.1	$307.1	$228.3	$422.8	$266.4	$229.0

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Lord Abbett Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

12

MET INVESTORS SERIES TRUST

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Lord, Abbett & Co. LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

13

MET INVESTORS SERIES TRUST

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$1,210,032	0.70%	First $200 Million

	0.65%	$200 Million to $500 Million

	0.625%	Over $500 Million

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$142,428,635	$—	$145,365,133

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements.

14

MET INVESTORS SERIES TRUST

Lord Abbett Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Market, Credit and Counterparty Risk - continued

Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$6,090,032	$13,402,339	$—	$47,302,691	$6,090,032	$60,705,030

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$2,184,149	$—	$52,337,234	$(192,541,599)	$(138,020,216)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$50,589,228	$141,952,371	$192,541,599

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

15

MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

Managed by Eaton Vance Management

Portfolio Manager Commentary*

Performance

For the period since the Portfolio’s inception on April 30, 2010 through June 30, 2010, the Met/Eaton Vance Floating Rate Portfolio Class A and Class B Shares posted returns of -2.00% and -2.10%, respectively, versus -2.61% for its benchmark, the S&P LSTA Leveraged Loan Index1.

Market Environment/Conditions

The two month period was marked by significant negative market headlines including the “flash crash”, European sovereign fears, and the Gulf of Mexico oil disaster. The bank loan market’s nearly 3% decline in May and June was primarily a technical reaction to the European sovereign debt turmoil which produced more significant price declines in equity and high yield markets. Negative outflows from the high yield market cut off bond-for-loan take out activity, while average weekly retail bank loan inflows also slowed considerably over the quarter. Many bank loan investors found themselves fully or near fully invested late in the second quarter just as a number of new loan issues with favorable terms and pricing were launching in the primary market, further causing the active “bid” in the secondary market to wane. While we have seen very little forced selling, bank loan prices have declined in the face of very little demand. The good news is that the issuer friendly trends that we witnessed in April have reversed to buyer friendly trends as the market has grown very picky over new loans.

Another positive trend from our perspective is that bank loan issuer fundamentals continue to strengthen. Operating performance, as measured by quarter over quarter Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA) improvements, continues to improve and was up about 9.4% in the first quarter for companies that publicly file financial statements and are in the Index according to S&P’s Leveraged Commentary and Data. This is the third consecutive quarter of increases. Covenant relief requests, ratings downgrades to CCC, and new defaults have also all diminished to modest levels, further indicating fundamental improvements. Only 1% of loans in the market defaulted in the first half of the 2010 and the trailing twelve month market default rate has fallen to an eighteen month low of 4.0% at June end, down from a high of 10.8% just seven months ago.

Portfolio Review/Current Positioning

As mentioned above, both the Portfolio and Index registered negative returns for the two month period ended June 30, 2010. On a relative basis, the Portfolio (Class A Shares) outperformed the Index by 61 basis points. During the two month since inception period, higher quality loans were the strongest relative performing loan categories as BBB returned -1.21%, BB returned -1.69%, CCC returned -2.95%, and Default returned -4.16%. The Portfolio’s meaningful overweight to BB loans coupled with a significant underweight to Default loans were the main drivers of the relative outperformance during the period.

The Portfolio remains highly diversified with broad exposure to the floating-rate asset class. As of the end of the second quarter, the Portfolio held over 220 loans. The Portfolio continues to maintain an overweight position to both BB and B loans and an underweight to the lower quality CCC and Default loan categories. Relative to the benchmark, the Portfolio maintains a higher average loan price (95.1% vs. 89.8%), a lower average loan spread (2.95% vs. 3.38%), and a similar average loan maturity (4.1 vs. 4.0 years).

From a sector perspective, sector exposures within the Portfolio are typically a fallout of bottom-up security selection. With that said, the largest sector overweight positions at the end of the second quarter were held in Business Equipment & Services and Health Care, while the largest underweight positions were reflected in Utilities and Publishing.

Scott H. Page, CFA

Craig P. Russ

Andrew N. Sveen, CFA

Portfolio Managers

Eaton Vance Management

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

Managed by Eaton Vance Management

Portfolio Manager Commentary (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Health Management Associates, Inc. (2.283%, due 02/28/14)	1.2
Community Health Systems, Inc.( 2.788%, due 07/25/14)	1.2
Biomet, Inc. (3.510%, due 03/25/15)	1.0
Asurion Corp. (3.361%, due 07/03/14)	0.8
HCA, Inc. (3.783%, due 03/31/17)	0.8
AMC Entertainment, Inc. (2.097%, due 01/28/13)	0.8
Calpine Corp. (3.415%, due 03/29/14)	0.8
Rite Aid Corp. (6.000%, due 06/04/14)	0.8
Sabre, Inc. (2.344%, due 09/30/14)	0.8
National CineMedia LLC (2.290%, due 02/13/15)	0.7

Top Sectors

% of Market Value
Senior Floating-Rate Interests	94.5
Short-Term Investments	5.5

2

MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

Met/Eaton Vance Floating Rate Portfolio managed by Eaton Vance Management vs. S&P LSTA Leveraged Loan Index1

Cumulative Return[2] (for the period ended 6/30/10)
Since Inception[3]
Met/Eaton Vance Floating Rate Portfolio—Class A	-2.00%
Class B	-2.10%
S&P LSTA Leveraged Loan Index[1]	-2.61%

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The S&P LSTA Leveraged Loan Index is a weekly total return index that uses Mark-to-Market Pricing to calculate market value change. The Index tracks the current outstanding balance and spread over London Interbank Offered Rate (LIBOR) for fully funded term loans. The facilities included represent a broad cross section of leveraged loans syndicated in the U.S., including dollar-denominated loans to overseas issuers.

2 “Cumulative Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A and Class B shares is 4/30/10.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

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Met/Eaton Vance Floating Rate Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 30, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 30, 2010*	Ending Account Value June 30, 2010	Expenses Paid During Period** April 30, 2010 to June 30, 2010

Class A
Actual	0.72%	$1,000.00	$980.00	$1.21
Hypothetical	0.72%	1,000.00	1,007.27	1.23

Class B
Actual	0.97%	$1,000.00	$979.00	$1.63
Hypothetical	0.97%	1,000.00	1,006.85	1.65

* Commencement of operations—April 30, 2010.

** Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent two month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (62 days) in the most recent fiscal half-year, divided by 365 (to reflect the two month period).

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Met/Eaton Vance Floating Rate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Senior Floating-Rate Interests(a) - 96.1%
Aerospace and Defense - 3.0%
AWAS Capital, Inc., Term Loan 2.313%, due 03/22/13	$1,970,596	$1,845,792
Booz Allen Hamilton, Inc., Term Loan 6.000%, due 07/31/15	2,349,798	2,350,091
DAE Aviation Holdings, Inc., Term Loan 4.090%, due 07/31/14	3,056,627	2,766,248
Delos Aircraft, Inc., Term Loan 7.000%, due 03/17/16	1,075,000	1,059,451
Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility Deposits 2.633%, due 03/26/14	56,138	45,534
Term Loan 2.397%, due 03/26/14	941,430	763,604
International Lease Finance Corp., Term Loan 6.750%, due 03/17/15	1,450,000	1,433,947
Transdigm, Inc., Term Loan 2.538%, due 06/23/13	2,200,000	2,134,689
Triumph Group, Inc., Term Loan 4.500%, due 06/16/16	375,000	375,469
Wesco Aircraft Hardware Corp., Term Loan 2.600%, due 09/29/13	1,359,163	1,301,399

		14,076,224

Air Transport - 0.4%
Delta Air Lines, Inc., Term Loan 2.298%, due 04/30/12	2,000,000	1,915,000

Auto components - 2.0%
Accuride Corp., Term Loan 9.750%, due 06/28/13	2,000,000	2,001,250
Federal-Mogul Corp., Term Loan 2.288%, due 12/29/14-12/28/15	4,094,885	3,577,906
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan 2.240%, due 04/30/14	3,000,000	2,772,501
Tenneco, Inc., Term Loan 5.088%, due 06/03/16	1,000,000	998,750

		9,350,407

Automobile - 1.5%
Ford Motor Co., Term Loan
3.331%, due 12/16/13	1,992,259	1,886,627
3.350%, due 12/16/13	1,989,975	1,873,997
Hertz Corp. (The)
Synthetic Letter of Credit 2.098%, due 12/21/12	379,938	362,485
Term Loan 2.100%, due 12/21/12	2,054,381	1,960,009
KAR Holdings, Inc., Term Loan 3.100%, due 10/18/13	1,300,000	1,234,458

		7,317,576

Security Description	Par Amount	Value

Automotive - 0.3%
Allison Transmission, Inc., Term Loan 3.099%, due 08/07/14	$1,370,955	$1,252,283

Broadcast Media - 0.9%
Block Communications, Inc., Term Loan 2.347%, due 12/22/11	1,123,587	1,058,981
Intelsat Corp.
Incremental Term Loan 2.792%, due 01/03/14	653,173	607,961
Term Loan 2.792%, due 01/03/14	3,000,000	2,785,179

		4,452,121

Broadcast Radio and Television - 2.5%
CW Media Holdings, Inc., Term Loan 3.533%, due 02/16/15	1,352,046	1,303,598
Intelsat Subsidiary Holding, Co., Term Loan 2.792%, due 07/03/13	2,249,951	2,126,204
Live Nation Entertainment, Inc., Term Loan 4.500%, due 11/07/16	1,471,313	1,461,503
Nielsen Finance LLC, Term Loan 2.350%, due 08/09/13	2,500,000	2,355,208
4.100%, due 05/02/16	2,493,687	2,404,849
Univision Communications, Inc., Term Loan 2.597%, due 09/29/14	2,484,228	2,091,238

		11,742,600

Brokerage/Securities Dealers/Investment Houses - 0.6%
Citco III, Ltd., Term Loan 4.747%, due 05/30/14	2,771,349	2,625,853

Building and Development - 0.4%
Mueller Water Products, Inc., Term Loan 5.376%, due 05/23/14	2,029,833	2,020,952

Buildings and Real Estate - 0.7%
Beacon Sales Acquisition, Inc., Term Loan 2.314%, due 09/30/13	1,560,995	1,495,953
RE/MAX International, Inc., Term Loan 6.000%, due 03/11/16	1,995,000	1,992,507

		3,488,460

Business Equipment and Services - 3.4%
Acosta, Inc., Term Loan 2.600%, due 07/28/13	2,892,487	2,736,113
Activant Solutions, Inc., Term Loan 2.813%, due 05/01/13	1,332,742	1,251,668
Acxiom Corp., Extended Term Loan 3.316%, due 03/15/15	1,113,750	1,110,966
Audatex North America, Inc., Term Loan 2.313%, due 05/16/14	1,443,926	1,386,771

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Business Equipment and Services - continued
Brand Energy & Infrastructure Services, Inc., Term Loan 2.809%, due 02/07/14	$1,871,511	$1,672,663
Dealer Computer Services, Inc., Term Loan due 04/21/17(b)	2,000,000	1,982,916
Education Management LLC, Term Loan 2.313%, due 06/03/13	1,989,428	1,839,911
West Corp., Term Loan
2.751%, due 10/24/13	1,488,402	1,386,074
4.251%, due 07/15/16	2,679,124	2,540,133

		15,907,215

Cable Television - 2.5%
Bresnan Communications LLC, Term Loan 2.314%, due 06/30/13	1,287,000	1,277,951
2.390%, due 03/29/14	1,800,000	1,787,344
Charter Communications Operating LLC
Extended Term Loan 3.790%, due 09/06/16	2,992,481	2,793,694
Term Loan 2.350%, due 03/06/14	2,992,327	2,780,779
Insight Midwest Holdings LLC, Term Loan 2.070%, due 04/07/14	2,400,000	2,260,200
MCC Iowa LLC, Term Loan 2.080%, due 01/31/15	1,215,998	1,124,615

		12,024,583

Casinos & Gaming - 0.5%
Isle of Capri Casinos, Inc.
Delayed Draw Term Loan 5.000%, due 11/25/13	1,097,179	1,030,800
Term Loan 5.000%, due 11/25/13	1,496,144	1,405,627

		2,436,427

Chemicals, Plastics and Rubber - 6.2%
Celanese U.S. Holdings LLC, Dollar Term Loan 2.042%, due 04/02/14	2,500,000	2,375,000
Chemtura, DIP Term Loan 6.000%, due 03/22/11	1,200,000	1,204,500
Columbian Chemicals Acquisitions LLC, Term Loan 6.563%, due 03/16/13	2,261,830	2,239,212
Cristal Inorganic Chemicals U.S., Inc., Term Loan 2.783%, due 05/15/14	984,720	907,789
Hercules Offshore LLC, Term Loan 6.000%, due 07/11/13	2,200,000	1,927,292
Hexion Specialty Chemicals, Inc., Extended Term Loan 4.313%, due 05/05/15	2,272,850	2,034,201

Security Description	Par Amount	Value

Chemicals, Plastics and Rubber - continued
Huntsman International LLC, New Term Loan due 04/21/14(b)	$2,000,000	$1,933,935
Ineos U.S. Finance LLC, Term Loan
7.501%, due 12/16/13	1,250,000	1,200,000
8.001%, due 12/16/14	1,250,000	1,201,562
ISP Chemco, Inc., Term Loan 2.125%, due 06/04/14	1,396,401	1,312,035
Kraton Polymers LLC, Term Loan 2.375%, due 05/13/13	1,839,895	1,737,168
MacDermid, Inc., Term Loan 2.347%, due 04/12/14	1,972,732	1,820,462
Momentive Performance Materials, Inc. (Nautilus), Term Loan 2.625%, due 12/04/13	2,097,509	1,877,271
Polymer Group, Inc., Term Loan
2.600%, due 11/22/12	1,337,465	1,334,121
7.000%, due 11/24/14	2,205,704	2,205,704
Rockwood Specialties Group, Inc., Term Loan 4.500%, due 07/30/12	2,970,000	2,968,453
Styron S.A.R.L. LLC, Term Loan 7.500%, due 06/17/16	1,000,000	999,167

		29,277,872

Commercial Services - 1.5%
Brickman Group Holdings, Inc., Term Loan 2.533%, due 01/23/14	1,640,914	1,550,663
Interline Brands, Inc. Delayed Draw Term Loan 2.097%, due 06/23/13	2,088,528	1,942,331
Term Loan 2.097%, due 06/23/13	568,541	528,744
Language Line LLC, Term Loan 5.500%, due 11/04/15	3,059,625	3,023,292

		7,045,030

Computer Software & Services - 1.2%
SunGard Data Systems, Inc., Term Loan due 02/28/14(b)	3,000,000	2,831,250
4.003%, due 02/26/16	3,000,000	2,871,429

		5,702,679

Containers & Packaging-Metal & Glass - 0.6%
BWAY Corp., Term Loan 5.500%, due 06/16/17	550,000	550,000
Reynolds Group Holdings, Inc. Dollar Term Loan 6.250%, due 05/05/16	1,490,625	1,483,917
Incremental Term Loan 5.750%, due 05/05/16	575,000	572,125

		2,606,042

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Containers & Packaging-Paper - 1.1%
Graham Packaging Co. LP, Term Loan 2.695%, due 10/07/11	$2,448,852	$2,428,955
Graphic Packaging International, Inc., Term Loan 2.300%, due 05/16/14	2,700,000	2,562,046

		4,991,001

Containers & Packaging-Plastics - 0.3%
Berry Plastics Corp., Term Loan 2.350%, due 04/03/15	1,795,361	1,591,139

Diversified/Conglomerate Manufacturing - 2.2%
Affinion Group, Inc., Term Loan 5.000%, due 10/10/16	1,995,000	1,899,615
Manitowoc Co., Inc. (The), Term Loan 7.500%, due 11/06/14	2,700,000	2,698,499
Mitchell International, Inc., Term Loan 2.563%, due 03/28/14	2,189,425	2,031,377
N.E.W. Holdings I LLC, Secured Term Loan 6.000%, due 03/05/16	1,985,714	1,951,957
Vangent, Inc., Term Loan 3.000%, due 02/14/13	1,719,365	1,633,396

		10,214,844

Diversified/Conglomerate Services - 2.2%
Advantage Sales & Marketing, Inc., Term Loan 5.000%, due 05/05/16	2,244,375	2,228,945
Aquilex Holdings LLC, Term Loan 5.500%, due 04/01/16	1,000,000	993,750
Compass Minerals Group, Inc., Term Loan 1.933%, due 12/22/12	1,972,349	1,942,763
Getty Images, Inc., Term Loan 6.250%, due 07/02/15	2,718,200	2,730,772
US Investigations Services, Inc., Term Loan 3.539%, due 02/21/15	2,792,802	2,471,630

		10,367,860

Electronics/Electrical - 4.6%
Aspect Software, Inc., Term Loan 6.250%, due 04/19/16	1,000,000	981,667
Fender Musical Instruments Corp., Term Loan 2.790%, due 06/09/14	1,216,114	1,081,328
Freescale Semiconductor, Inc., Extended Term Loan 4.604%, due 12/01/16	1,893,906	1,667,230

Security Description	Par Amount	Value

Electronics/Electrical - continued
Infor Enterprise Solutions Holdings, Inc.
Extended Dollar Term Loan 5.100%, due 07/28/15	$2,434,749	$2,227,795
Extended Term Loan 6.100%, due 07/28/15	1,423,917	1,330,473
Intergraph Corp., Term Loan 4.788%, due 05/29/14	1,674,762	1,651,211
Network Solutions LLC, Term Loan 2.600%, due 03/07/14	1,086,800	1,020,233
Protection One Alarm Monitoring, Inc., Term Loan 6.000%, due 05/16/16	1,100,000	1,084,875
Sabre, Inc., Term Loan 2.344%, due 09/30/14	4,000,000	3,564,444
Sensata Technologies Finance, Co. LLC, Term Loan 2.078%, due 04/26/13	1,396,364	1,307,346
Serena Software, Inc., Term Loan 2.537%, due 03/10/13	1,700,000	1,612,875
VeriFone, Inc., Term Loan 3.100%, due 10/31/13	2,551,181	2,487,402
Vertafore, Inc., Term Loan 5.500%, due 07/31/14	1,677,111	1,643,569

		21,660,448

Entertainment - 0.8%
Six Flags Theme Parks, Inc., Term Loan 6.000%, due 06/30/16	2,000,000	1,986,242
Universal City Development Partners, Ltd., Term Loan 5.500%, due 11/06/14	1,994,987	1,990,824

		3,977,066

Environmental Services - 0.4%
IESI Corp., Term Loan 3.250%, due 01/20/12	2,000,000	2,002,500

Finance - 1.3%
Asset Acceptance Capital Corp., Term Loan 3.849%, due 06/05/13	1,841,255	1,772,208
First Data Corp., Term Loan 3.097%, due 09/24/14	997,436	842,584
Grosvenor Capital Management Holdings LLLP, Term Loan 2.375%, due 12/05/13	1,532,736	1,410,117
Lender Processing Services, Inc., Term Loan 2.847%, due 07/02/14	1,977,304	1,973,186

		5,998,095

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Financial Intermediaries - 2.5%
iPayment, Inc., Term Loan 2.458%, due 05/10/13	$1,411,893	$1,297,177
LPL Holdings, Inc. Extended Term Loan 4.250%, due 06/25/15	1,892,515	1,826,277
Term Loan 2.221%, due 06/28/13	601,235	574,179
5.250%, due 06/28/17	1,371,562	1,359,561
MSCI, Inc., Term Loan 4.750%, due 06/01/16	2,075,000	2,076,729
Nuveen Investments, Inc., Term Loan 3.446%, due 11/13/14	1,900,000	1,601,046
SS&C Technologies, Inc., Term Loan 2.479%, due 11/28/12	3,074,455	2,982,221

		11,717,190

Food Service - 1.2%
Aramark Corp. Extended Letter of Credit 3.448%, due 07/26/16	92,560	89,118
Extended Term Loan 3.783%, due 07/26/16	1,407,440	1,355,101
Synthetic Letter of Credit 2.073%, due 01/27/14	92,560	86,602
Term Loan 2.408%, due 01/27/14	1,278,214	1,195,929
Cracker Barrel Old Country Store, Inc., Term Loan 2.850%, due 04/27/16	1,218,601	1,190,421
Dave & Buster's, Inc., Term Loan 6.500%, due 05/25/15	500,000	497,500
OSI Restaurant Partners LLC Revolving Term Loan 2.815%, due 06/14/13	110,356	95,300
Term Loan 2.875%, due 06/14/14	1,289,644	1,113,699

		5,623,670

Food, Beverages & Tobacco - 2.6%
American Seafoods Group LLC, Term Loan 5.500%, due 05/07/15	450,000	449,294
Dean Foods Co., Term Loan 1.915%, due 04/02/14	2,200,000	2,050,715
Dole Food Co., Inc., Term Loan 5.021%, due 03/02/17	1,748,852	1,749,158
JRD Holdings, Inc., Term Loan 2.600%, due 07/02/14	2,100,000	2,026,500
Pinnacle Foods Holdings Corp., Term Loan 2.851%, due 04/02/14	2,000,000	1,878,928
7.500%, due 04/02/14	1,700,000	1,698,672

Security Description	Par Amount	Value

Food, Beverages & Tobacco - continued
Wm. Bolthouse Farms, Inc., Term Loan 5.500%, due 02/11/16	$2,225,000	$2,213,165

		12,066,432

Forest Products - 1.0%
Georgia-Pacific Corp., Term Loan 2.537%, due 12/20/12- 12/21/12	5,086,741	4,928,736

Health Care - 2.7%
1-800 Contacts, Inc., Term Loan 7.700%, due 03/04/15	997,468	992,481
CareStream Health, Inc., Term Loan 2.347%, due 04/30/13	2,191,024	2,070,213
Health Management Associates, Inc., Term Loan 2.283%, due 02/28/14	5,983,514	5,580,458
Multiplan Merger Corp., Term Loan 3.625%, due 04/12/13	1,579,171	1,512,056
Quintiles Transnational Corp., Term Loan 2.471%, due 03/31/13	2,261,451	2,174,763
SkillSoft Corp., Term Loan 6.500%, due 05/19/17	500,000	499,219

		12,829,190

Health Care-Equipment & Supplies - 0.3%
Mylan Laboratories, Inc., Term Loan 3.754%, due 10/02/14	1,481,155	1,472,357

Health Care-Providers & Services - 1.8%
Community Health Systems, Inc. Delayed Draw Term Loan 2.788%, due 07/25/14	477,350	446,382
Term Loan 2.788%, due 07/25/14	5,842,773	5,463,723
Vanguard Health Holding Co. II LLC, Term Loan 5.000%, due 01/29/16	2,750,000	2,718,375

		8,628,480

Healthcare, Education and Childcare - 9.1%
Alliance Healthcare Services, Inc., Term Loan 5.500%, due 06/01/16	2,461,378	2,423,431
Biomet, Inc., Term Loan 3.510%, due 03/25/15	4,992,308	4,809,155
Catalent Pharma Solutions, Dollar Term Loan 2.597%, due 04/10/14	2,294,088	2,068,980
CRC Health Corp., Term Loan 2.783%, due 02/06/13	1,638,723	1,515,819
DJO Finance LLC, Term Loan 3.347%, due 05/20/14	1,372,503	1,311,426

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Healthcare, Education and Childcare - continued
Emdeon Business Services LLC, Term Loan 2.430%, due 11/16/13	$1,795,036	$1,728,471
Fresenius U.S. Finance I, Inc., Term Loan due 09/10/14(b)	1,000,000	1,002,500
HCA, Inc. Extended Term Loan 3.783%, due 03/31/17	4,000,000	3,830,936
Term Loan 2.783%, due 11/18/13	1,781,543	1,684,064
Healthsouth Corp. Extended Term Loan 4.290%, due 09/10/15	1,994,975	1,968,968
Term Loan 2.790%, due 03/11/13	2,514,001	2,428,105
Ikaria Acquisition, Inc., Term Loan 7.000%, due 05/16/16	500,000	485,000
IMS Health, Inc., Term Loan 5.250%, due 02/26/16	2,228,040	2,216,668
inVentiv Health, Inc., Term Loan 2.290%, due 07/06/14	1,459,905	1,437,093
Inverness Medical Innovations, Inc., Term Loan 2.425%, due 06/26/14	2,792,802	2,640,363
Laureate Education, Inc., Term Loan 7.000%, due 08/31/14	995,000	976,593
MPT Operating Partnership LP, Term Loan 5.000%, due 05/17/16	700,000	696,500
National Mentor Holdings, Inc. Letter of Credit 2.300%, due 06/29/13	87,607	78,847
Term Loan 2.540%, due 06/29/13	1,408,724	1,267,852
Radnet Management, Inc., Term Loan 5.751%, due 04/01/16	1,000,000	993,750
Rehabcare Group, Inc., Term Loan 6.000%, due 11/24/15	1,361,889	1,357,208
Select Medical Corp., Extended Term Loan 4.234%, due 08/22/14	2,800,000	2,711,332
TZ Merger Sub, Inc., Term Loan 7.500%, due 08/04/15	2,138,258	2,141,823
VWR Funding, Inc., Term Loan 2.847%, due 06/30/14	1,400,000	1,338,555

		43,113,439

Home and Office Furnishings, Housewares, and Durable Consumer Products - 0.4%
National Bedding Co. LLC, Term Loan 2.325%, due 02/28/13	2,198,873	2,105,421

Security Description	Par Amount	Value

Hotel, Motel, Inns and Gaming - 1.2%
Harrah's Operating Co., Inc., Term Loan 3.316%, due 01/28/15	$2,500,000	$2,082,913
Las Vegas Sands LLC Delayed Draw Term Loan 2.100%, due 05/23/14	897,121	795,323
Term Loan 2.100%, due 05/23/14	1,895,116	1,680,073
VML U.S. Finance LLC, Term Loan 5.040%, due 05/27/13	996,994	972,818

		5,531,127

Hotels, Restaurants & Leisure - 0.1%
Wendy’s/Arby’s Restaurants LLC, Term Loan 5.000%, due 05/24/17	550,000	550,000

Household Products - 0.4%
Spectrum Brands, Inc., Term Loan 8.000%, due 06/16/16	2,000,000	2,007,084

Insurance - 3.2%
Alliant Holdings I, Inc., Term Loan 3.290%, due 08/21/14	1,647,895	1,507,823
Applied Systems, Inc., Term Loan 2.847%, due 09/26/13	2,791,916	2,589,502
Asurion Corp., Term Loan 3.361%, due 07/03/14	4,189,447	3,976,984
CCC Information Services, Inc., Term Loan 2.600%, due 02/10/13	2,745,450	2,663,086
Conseco, Inc., Term Loan 7.500%, due 10/10/13	2,000,000	1,938,126
Hub International Holdings, Inc., Term Loan 3.033%, due 06/13/14	1,396,401	1,249,779
USI Holdings Corp., Term Loan 3.290%, due 05/05/14	1,396,401	1,271,598

		15,196,898

Leisure - 1.2%
AMC Entertainment, Inc., Term Loan 2.097%, due 01/28/13	4,000,000	3,828,332
Orbitz Worldwide, Inc., Term Loan 3.396%, due 07/25/14	2,000,000	1,878,808

		5,707,140

Leisure Equipment & Products - 1.5%
Bombardier Recreational Products, Inc., Term Loan 3.193%, due 06/28/13	1,784,810	1,504,818
Travelport LLC
Delayed Draw Term Loan 2.790%, due 08/23/13	1,994,859	1,872,362
Dollar Term Loan 2.811%, due 08/23/13	1,692,646	1,588,368

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Leisure Equipment & Products - continued
Yankee Candle Co., Inc. (The), Term Loan 2.350%, due 02/06/14	$2,000,000	$1,909,000

		6,874,548

Leisure, Amusement, Motion Pictures, Entertainment - 1.3%
Carmike Cinemas, Inc., Term Loan 5.500%, due 01/27/16	2,052,308	2,042,414
Cedar Fair LP, Term Loan 4.347%, due 08/30/14	2,294,026	2,273,595
Zuffa LLC, Term Loan 2.438%, due 06/22/15	1,695,630	1,653,644

		5,969,653

Lodging and Casinos - 0.2%
LodgeNet Entertainment Corp., Term Loan 2.540%, due 04/04/14	1,232,772	1,131,068

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) - 0.3%
Rexnord Corp., Term Loan 2.625%, due 07/19/13	1,595,866	1,508,759

Manufacturing - 2.5%
Diversey, Inc., Term Loan 5.500%, due 11/24/15	1,368,125	1,361,284
Dresser, Inc., Term Loan 2.695%, due 05/04/14	1,388,764	1,279,977
Harbor Freight Tools U.S.A, Inc., Term Loan 5.016%, due 02/23/16	1,527,176	1,521,449
Polypore, Inc., Incremental Term Loan 2.350%, due 07/03/14	1,994,739	1,914,950
Sensus Metering Systems, Inc., Term Loan 7.000%, due 06/03/13	3,132,092	3,147,753
TriMas Corp., Term Loan 6.000%, due 12/15/15	2,870,418	2,834,538

		12,059,951

Media - 2.2%
Mediacom Broadband LLC, Term Loan 4.500%, due 10/23/17	2,000,000	1,910,500
National CineMedia LLC, Term Loan 2.290%, due 02/13/15	3,400,000	3,214,418
UPC Financing Partnership, Term Loan 3.930%, due 12/30/16	3,000,000	2,814,000
2.180%, due 12/29/17	2,800,000	2,572,500

		10,511,418

Mining, Steel, Iron and Non-Precious Metals - 0.6%
Noranda Aluminum Acquisition Corp., Term Loan 2.538%, due 05/18/14	1,097,883	1,008,222
Oxbow Carbon and Mineral Holdings LLC, Term Loan 2.533%, due 05/08/14	1,964,699	1,859,097

		2,867,319

Security Description	Par Amount	Value

Oil and Gas - 1.8%
Atlas Pipeline Partners LP, Term Loan 6.750%, due 07/27/14	$2,700,000	$2,688,749
Citgo Petroleum Corp., Term Loan due 06/30/15 - 06/15/17(b)	1,950,000	1,934,856
Sheridan Production Partners I LLC, Term Loan 7.500%, due 04/20/17	605,425	592,519
Targa Resources, Inc., Term Loan 5.750%, due 07/05/16	866,380	866,380
Vulcan Energy Corp., Term Loan 5.500%, due 09/29/15	2,174,250	2,195,993

		8,278,497

Other Broadcasting and Entertainment - 0.4%
Mediacom Illinois LLC, Term Loan 5.500%, due 03/31/17	1,985,000	1,943,647

Personal Non-Durable Consumer Prod. - 0.8%
Bausch and Lomb, Inc.
Delayed Draw Term Loan 3.597%, due 04/24/15	897,735	847,359
Term Loan 3.651%, due 04/24/15	1,800,000	1,698,995
Jarden Corp., Term Loan 3.033%, due 01/24/12	1,489,547	1,467,513

		4,013,867

Personal, Food and Miscellaneous Services - 0.3%
QCE LLC, Term Loan 5.125%, due 05/05/13	1,000,000	841,250
Sagittarius Restaurants LLC, Term Loan 7.500%, due 05/18/15	375,000	368,902

		1,210,152

Publishing & Printing - 1.7%
American Media Operations, Inc., Term Loan 10.000%, due 01/30/13	2,593,349	2,472,598
Cengage Learning Acquisitions, Inc., Term Loan 3.030%, due 07/03/14	997,436	864,154
Merrill Communications LLC, Term Loan 8.500%, due 12/24/12	1,593,936	1,500,292
Valassis Communications, Inc., Term Loan 2.790%, due 03/02/14	1,408,756	1,360,154
Visant Corp., Term Loan 2.350%, due 10/04/11	1,718,131	1,696,654

		7,893,852

Retail-Food & Drug - 2.2%
General Nutrition Centers, Inc., Term Loan 2.606%, due 09/16/13	2,500,000	2,354,168

See accompanying notes to financial statements.

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Met/Eaton Vance Floating Rate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Retail-Food & Drug - continued
Pantry, Inc. (The), Term Loan 2.100%, due 05/15/14	$1,968,233	$1,887,043
Rite Aid Corp., Term Loan 6.000%, due 06/04/14	3,872,177	3,654,367
Roundy's Supermarkets, Inc., Extended Term Loan 7.000%, due 11/03/13	2,493,540	2,483,411

		10,378,989

Retail-Multiline - 0.3%
Rent-A-Center, Inc., Extended Term Loan 3.540%, due 03/31/15	1,301,874	1,288,856

Retailers-Other - 1.2%
Mapco Express, Inc., Term Loan 6.500%, due 04/28/11	1,118,553	1,090,589
Neiman Marcus Group, Inc. (The), Term Loan 2.468%, due 04/05/13	2,000,000	1,877,778
Pep Boys-Manny, Moe & Jack (The), Term Loan 2.540%, due 10/02/13	1,462,731	1,398,736
Petco Animal Supplies, Inc., Term Loan 2.680%, due 10/25/13	1,710,962	1,637,891

		6,004,994

Retail-Specialty - 0.6%
FTD, Inc., Term Loan 6.750%, due 07/31/14	974,394	974,394
Savers, Inc., Term Loan 5.751%, due 03/11/16	2,075,000	2,085,375

		3,059,769

Road & Rail - 0.4%
Kansas City Southern Railway Co. (The), Term Loan 2.152%, due 04/26/13	1,895,065	1,846,898

Steel - 0.5%
John Maneely Co., Term Loan 3.552%, due 12/09/13	2,600,000	2,457,650

Surface Transport - 0.5%
Brenntag Holding GmbH and Co., Term Loan 4.078%, due 01/20/14	2,400,000	2,376,000

Telecommunications - 2.6%
Alaska Communications Systems Holdings, Inc.
Incremental Term Loan 2.283%, due 02/01/12	41,787	40,394
Term Loan 2.283%, due 02/01/12	2,319,701	2,242,379

Security Description	Par Amount	Value

Telecommunications - continued
Cequel Communications LLC, Term Loan 2.292%, due 11/05/13	$2,500,000	$2,383,985
ClientLogic Corp., Term Loan 5.795%, due 01/30/14	2,394,165	2,331,318
CommScope, Inc., Term Loan 3.028%, due 12/26/14	1,955,181	1,911,189
Telesat Canada, Term Loan 3.350%, due 10/31/14	1,595,910	1,526,754
Trilogy International Partners LLC, Term Loan 4.033%, due 06/29/12	2,000,000	1,820,000

		12,256,019

Telecommunications-Wireline - 0.4%
NTELOS Inc., Term Loan 5.750%, due 08/07/15	1,985,000	1,985,993

Telecommunications/Wireless - 0.7%
Cellular South, Inc., Term Loan 1.821%, due 05/29/14	1,094,062	1,053,035
CSC Holdings, Inc., Extended Term Loan 2.100%, due 03/29/16	2,294,250	2,204,871

		3,257,906

Textiles and Leather - 0.2%
Phillips-Van Heusen Corp., Term Loan 4.750%, due 05/06/16	700,000	701,313

Theaters - 1.2%
Cinemark U.S.A., Inc., Extended Term Loan 3.586%, due 04/29/16	2,892,732	2,817,399
Regal Cinemas Corp., Term Loan 4.033%, due 11/21/16	2,963,759	2,903,248

		5,720,647

Utilities - 2.9%
Calpine Corp., Term Loan 3.415%, due 03/29/14	4,116,621	3,776,428
Covanta Energy Corp.
Synthetic Letter of Credit 1.934%, due 02/10/14	421,218	391,733
Term Loan 1.875%, due 02/10/14	827,793	769,847
Dynegy Holdings, Inc.
Synthetic Letter of Credit 4.100%, due 04/02/13	2,500,000	2,341,408
Term Loan 4.100%, due 04/02/13	181,735	170,206
NRG Energy, Inc.
Synthetic Letter of Credit 2.183%, due 02/01/13	1,480,634	1,417,707

See accompanying notes to financial statements.

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Met/Eaton Vance Floating Rate Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Utilities - continued
Term Loan 2.283%, due 02/01/13	$1,067,151	$1,021,797
Texas Competitive Electric Holdings Co. LLC, Term Loan 3.851%, due 10/10/14	3,092,051	2,293,667
3.975%, due 10/10/14	2,294,103	1,701,937

		13,884,730

Total Senior Floating-Rate Interests (Cost $467,213,303)		455,003,936

Short-Term Investment - 5.6%
Repurchase Agreement - 5.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $26,504,000 on 07/01/10 collateralized by $26,835,000 Federal Home Loan Bank at 1.000% due 12/28/11 with a value of $27,036,263. 0.000%, due 07/01/10 (Cost - $26,504,000)	26,504,000	26,504,000

Total Investments - 101.7% (Cost $493,717,303#)		$481,507,936

Other assets and liabilities (net) - (1.7)%		(7,936,156)

Net Assets - 100.0%		$473,571,780

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $340,745 and $12,550,112, respectively, resulting in a net unrealized depreciation of $12,209,367.
(a)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.
(b)	This Senior Loan will settle after June 30, 2010, at which time the interest rate will be determined.

Credit Quality Composition as of June 30, 2010 (Unaudited)
Portfolio Composition by Credit Quality	% of Fixed Income Market Value
BBB	4.3
BB	50.3
B	40.8
CCC	1.8
Not Rated	2.8

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the period ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Senior Floating-Rate Interests*	$—	$455,003,936	$—	$455,003,936
Total Short-Term Investment	—	26,504,000	—	26,504,000
Total Investments	$—	$481,507,936	$—	$481,507,936

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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Met/Eaton Vance Floating Rate Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$455,003,936
Repurchase Agreement	26,504,000
Cash	1,000,102
Receivable for investments sold	986,753
Receivable for shares sold	337,297
Interest receivable	1,755,611

Total assets	485,587,699

Liabilities
Payables for:
Investments purchased	11,722,350
Shares redeemed	16,582
Accrued Expenses:
Management fees	233,843
Distribution and service fees - Class B	496
Administration fees	2,478
Custodian and accounting fees	27,575
Deferred trustees’ fees	1,202
Other expenses	11,393

Total liabilities	12,015,919

Net Assets	$473,571,780

Net Assets Represented by
Paid in surplus	$483,275,942
Accumulated net realized gain	130,628
Unrealized depreciation on investments	(12,209,367)
Undistributed net investment income	2,374,577

Net Assets	$473,571,780

Net Assets
Class A	$469,897,184

Class B	3,674,596

Capital Shares Outstanding *
Class A	47,971,988

Class B	375,331

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.80

Class B	9.79

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $467,213,303.

Statement of Operations

For the Period April 30, 2010* to June 30, 2010 (Unaudited)

Investment Income
Interest	$2,940,850

Total investment income	2,940,850

Expenses
Management fees	474,816
Administration fees	5,129
Custodian and accounting fees	45,035
Distribution and service fees - Class B	680
Audit and tax services	12,653
Legal	14,642
Trustees’ fees and expenses	3,992
Shareholder reporting	7,474
Insurance	408
Organizational cost	425
Miscellaneous	1,019

Total expenses	566,273

Net investment income	2,374,577

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	130,628

Net change in unrealized depreciation on investments	(12,209,367)

Net realized and unrealized loss on investments	(12,078,739)

Net Decrease in Net Assets from Operations	$(9,704,162)

*	Commencement of operations.

See accompanying notes to financial statements.

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Met/Eaton Vance Floating Rate Portfolio

Statement of Changes in Net Assets

June 30, 2010

Period Ended June 30, 2010* (Unaudited)
Increase (Decrease) in Net Assets:
Operations
Net investment income	$2,374,577
Net realized gain on investments	130,628
Net change in unrealized depreciation on investments	(12,209,367)

Net decrease in net assets resulting from operations	(9,704,162)

Distributions to Shareholders
From net investment income
Class A	—
Class B	—
From net realized gains
Class A	—
Class B	—

Net decrease in net assets resulting from distributions	—

Net increase in net assets from capital share transactions	483,275,942

Net Increase in Net Assets	473,571,780

Net assets at end of period	$473,571,780

Undistributed net investment income at end of period	$2,374,577

Other Information:
Capital Shares

Transactions in capital shares were as follows:

	Period Ended June 30, 2010* (Unaudited)
	Shares	Value
Class A
Sales	48,267,701	$482,494,217
Reinvestment	—	—
Redemption	(295,713)	(2,916,821)

Net increase	47,971,988	$479,577,396

Class B
Sales	433,484	$4,268,616
Reinvestment	—	—
Redemptions	(58,153)	(570,070)

Net increase	375,331	$3,698,546

Increase derived from capital shares transactions		$483,275,942

*	For the period 4/30/2010 (Commencement of operations) through 6/30/2010.

See accompanying notes to financial statements.

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Met/Eaton Vance Floating Rate Portfolio

Financial Highlights

Selected per share data
	Class A
	Period Ended June 30, 2010(b) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(a)	0.05
Net Realized and Unrealized Loss on Investments	(0.25)

Total From Investment Operations	(0.20)

Less Distributions
Distributions from Net Investment Income	—
Distributions from Net Realized Capital Gains	—

Total Distributions	—

Net Asset Value, End of Period	$9.80

Total Return (%)	(2.00)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.72	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.72	*
Ratio of Net Investment Income to Average Net Assets (%)	3.03	*
Portfolio Turnover Rate (%)	2.4
Net Assets, End of Period (in millions)	$469.9

	Class B
	Period Ended June 30, 2010(b) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income(a)	0.06
Net Realized and Unrealized Loss on Investments	(0.27)

Total From Investment Operations	(0.21)

Less Distributions
Distributions from Net Investment Income	—
Distributions from Net Realized Capital Gains	—

Total Distributions	—

Net Asset Value, End of Period	$9.79

Total Return (%)	(2.10)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.97	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.97	*
Ratio of Net Investment Income to Average Net Assets (%)	3.68	*
Portfolio Turnover Rate (%)	2.4
Net Assets, End of Period (in millions)	$3.7

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/30/2010.

See accompanying notes to financial statements.

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Met/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Eaton Vance Floating Rate Portfolio (the “Portfolio”) (commenced operations on April 30, 2010), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the a valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Eaton Vance Management (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the period ended June 30, 2010	% per annum	Average Daily Net Assets

$474,816	0.625%	First $100 Million

	0.60%	Over $100 Million

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

18

MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B
0.80%	1.05%

The expenses reimbursed for the period ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the period ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$493,346,266	$—	$10,765,981

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective June 30, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

8. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

20

MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

Board of Trustees’ Consideration of Management and Advisory Agreements

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 9-10, 2010, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), initially approved the Trust’s management agreement (the “Management Agreement”) with MetLife Advisers, LLC (the “Adviser”) and the investment advisory agreement (the “Advisory Agreement”, and collectively with the Management Agreement, the “Agreements”) between the Adviser and Eaton Vance Management (the “Subadviser”) for the Met/Eaton Vance Floating Rate Portfolio (the “Portfolio”).

In considering the Agreements, the Board reviewed a variety of materials provided by the Adviser and the Subadviser relating to the Portfolio, the Adviser and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services to be provided by the Adviser and the Subadviser under their respective Agreements. The Independent Trustees also assessed a report provided by an independent consultant, who reviewed and provided analyses regarding fees and expenses, as more fully discussed below.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed initial approval of the Agreements. The Independent Trustees also discussed the proposed initial approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Management Agreement with the Adviser and the Advisory Agreement with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolio by the Adviser and the Subadviser; (2) the performance of comparable funds and accounts managed by the Subadviser as compared to a peer group and an appropriate index; (3) the Adviser’s and the Subadviser’s personnel and operations; (4) the financial condition of the Adviser and of the Subadviser; (5) the level and method of computing the Portfolio’s management and subadvisory fees; (6) the anticipated profitability of the Adviser under the Management Agreement and of the Subadviser under the Advisory Agreement; (7) any “fall-out” benefits to the Adviser, the Subadviser and their affiliates (i.e., ancillary benefits realized by the Adviser, the Subadviser or their affiliates from the Adviser’s or Subadviser’s relationship with the Trust); (8) the anticipated effect of growth in size on the Portfolio’s performance and expenses; (9) fees paid to the Subadviser by comparable institutional and retail accounts; and (10) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolio by the Adviser’s affiliates, including distribution services.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Adviser to the Portfolio, the Board took into account the extensive responsibilities that the Adviser would have as investment adviser to the Portfolio, including the selection of the Subadviser for the Portfolio and oversight of the Subadviser’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Portfolio. The Adviser’s role in coordinating the activities of the Portfolio’s other service providers was also considered. The Board also evaluated the expertise and performance of the personnel who would be overseeing the Subadviser and compliance with the Portfolio’s investment restrictions, tax and other requirements. The Board considered information received from the Trust’s Chief Compliance Officer (the “CCO”) regarding the Portfolio’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including the policies and procedures in place relating to proxy voting. The Board also took into account its familiarity with management through Board meetings, discussions and reports. The Board also took into consideration the quality of services the Adviser provided to other portfolios of the Trust.

The Board also recognized the Adviser’s reputation and long-standing experience in serving as an investment adviser to the Trust, and considered the anticipated benefit to shareholders of investing in a portfolio that is part of a family of variable annuity portfolios offering a variety of investments. In addition, the Board reviewed the financial condition of the Adviser and whether it had the financial wherewithal to provide a high level and quality of services to the Portfolio. In its review, the Board also received and took into account information regarding any services and/or payments to be provided to the Adviser by the Subadviser in connection with marketing activities.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who would be providing services to the Portfolio. The Board also considered, among other things, the Subadviser’s compliance program and any disciplinary history. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the CCO and his staff would be conducting regular, periodic compliance reviews with the Subadviser and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadviser and procedures reasonably designed by the Subadviser to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of the Subadviser.

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MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

Board of Trustees’ Consideration of Management and Advisory Agreements—(Continued)

The Board considered the Subadviser’s investment process and philosophy. The Board took into account that the Subadviser’s responsibilities would include the development and maintenance of an investment program for the Portfolio which would be consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed the Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Portfolio.

Performance. The Board considered the performance record of a composite consisting of funds and accounts managed by the Subadviser that had investment objectives and investment strategies similar to those the Subadviser intended to use in managing the Portfolio (the “Composite”). Among other data relating specifically to the Composite, the Board considered that the Composite outperformed the median of its peer group for the one-, three-, five-, and ten-year periods ended December 31, 2009. The Board also considered that the Composite outperformed its benchmark, the S&P/LSTA Leveraged Loan Index, for the three-, five- and ten-year periods ended December 31, 2009 and underperformed its benchmark for the one-year period. Based on its review, the Board concluded that the Composite’s performance was satisfactory.

Fees and expenses. The Board gave substantial consideration to the proposed management fee payable under the Management Agreement and the proposed subadvisory fee payable under the Advisory Agreement. The Independent Trustees, with the assistance of Bobroff Consulting, Inc., an independent consultant (“Bobroff”), also examined the fees to be paid by the Portfolio in light of fees paid to other investment managers by comparable funds. In addition, the Board considered the Portfolio’s proposed management fee and total expenses as compared to similarly situated funds underlying variable insurance products and retail funds deemed to be comparable to the Portfolio as determined by Bobroff.

The Board considered that the Portfolio’s proposed management fee was slightly above the median of the peer group. The Board further considered that the Portfolio’s estimated total expenses (exclusive of 12b-1 fees) were above the median of the peer group.

The Board noted that the subadvisory fee for the Portfolio would be paid by the Adviser, not the Portfolio, out of the management fee. It was further noted that the Adviser negotiated such fee at arm’s length. The Board also considered that the Adviser had agreed to enter into an expense limitation agreement with the Portfolio, pursuant to which the Adviser would agree to waive a portion of its management fee and/or reimburse certain expenses as a means of limiting the Portfolio’s total annual operating expenses.

The Board also compared the proposed subadvisory fee to be paid by the Adviser to the fees charged by the Subadviser to manage other funds and funds not subject to regulation under the 1940 Act, such as separate accounts. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

After consideration of all relevant factors, the Board concluded that the proposed management and subadvisory fees were consistent with industry norms and were fair and reasonable in light of the services to be provided.

Profitability. The Board examined the anticipated profitability of the Adviser with respect to the Portfolio. The Board noted that a major component of profitability of the Adviser would be the margin between the management fee that the Adviser would receive from the Portfolio and the portion of that fee the Adviser would pay to the Subadviser. The Board considered the profitability of the insurance products, the function of which is supported in part by the Adviser’s revenues under the Management Agreement. The Board also considered that the Trust’s distributor, MetLife Investors Distribution Company, would receive 12b-1 payments to support the distribution of the products. The Board concluded after discussions with management that the anticipated profitability of the Adviser and its affiliates from their relationship with the Portfolio was reasonable in light of all relevant factors.

In considering the anticipated profitability to the Subadviser and its affiliates of their relationships with the Portfolio, the Board noted that the proposed subadvisory fee under the Advisory Agreement would be paid by the Adviser out of the management fee that it would receive under the Management Agreement. The Board also relied on the ability of the Adviser to negotiate the Advisory Agreement and the fee thereunder at arm’s length. The Board reviewed data with regard to the anticipated profitability of the Portfolio to the Subadviser and analyzed the reasonableness of such profitability, finding no indication of excessive profitability. However, the Board placed more reliance on the fact that the Advisory Agreement was negotiated at arm’s length and that the proposed subadvisory fee would be paid by the Adviser than on the Subadviser’s anticipated profitability.

Economies of scale. The Board also considered the probable effect of the Portfolio’s growth in size on its performance and fees. The Board noted that the proposed management fee schedule contained breakpoints that would reduce the fee rate above specified asset levels. The Board also noted the proposed subadvisory fee did not contain breakpoints and took into account management’s discussion of that fee. The Board also took into account that the proposed subadvisory fee would be paid by the Adviser out of the management fee. The Board also noted that if the Portfolio’s assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. The Board concluded that the proposed management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflected potential economies of scale.

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MET INVESTORS SERIES TRUST

Met/Eaton Vance Floating Rate Portfolio

Board of Trustees’ Consideration of Management and Advisory Agreements—(Continued)

Other factors. As part of its evaluation of the Adviser’s compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. Among them, the Board recognized that an affiliate of the Adviser, MetLife Investors Distribution Company, serves as the distributor for the Trust, and, as such, would receive payments pursuant to Rule 12b-1 from the Portfolio to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also considered that affiliates of the Adviser may benefit from certain indirect tax benefits relating to dividend received deductions and foreign tax credits. The Board concluded that anticipated ancillary benefits that may accrue to the Adviser and its affiliates by virtue of the Adviser’s relationship with the Portfolio were fair and reasonable in light of the anticipated costs of providing investment management and other services to the Portfolio and the ongoing commitment of the Adviser to the Portfolio.

The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadviser and its affiliates by virtue of the Subadviser’s relationship to the Portfolio were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolio and the ongoing commitment of the Subadviser to the Portfolio.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Adviser’s or the Subadviser’s affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Adviser or the Subadviser in connection with the services to be provided to the Trust and the various relationships that they and their affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

Conclusion. In considering the initial approval of each of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval of the Management Agreement and the Advisory Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the Management Agreement and the Advisory Agreement with respect to the Portfolio.

23

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Met/Franklin Income Portfolio had a return of -0.08% and -0.20% for Class A and B Shares, respectively, versus 5.33% and -6.65% for its benchmarks, the Barclays Capital U.S. Aggregate Bond Index1 and the S&P 500 Index2, respectively.

Market Environment/Conditions

During the period, markets experienced significant volatility, with a broad flight to quality in the period’s latter half. For example, equity markets, as measured by the S&P 500, advanced nearly 10% in early 2010, peaking on April 23, before declining about 15% through period-end.

Similar to equity markets, the bond market rallied to start the year, with credit spreads contracting through April before widening to higher levels than where they began the period. Investment grade yield spreads were 172 basis points (bps; 100 basis points equal one percentage point) at the beginning of the period, reached as low as 139 bps on April 30, and ended the period at 193 bps. High yield corporate bond credit spreads were 634 bps at year-end 2009, reached a period-low 572 bps on April 30, and ended the period at 708 bps.

While riskier assets declined in the period’s latter half, the market’s flight to quality drove U.S. Treasury yields significantly lower. Yields on two-year Treasury notes fell from 1.14% at the beginning of the period to 0.61% at period-end, while 10-year Treasury bond yields fell from 3.85% to 2.97% over the same period.

Factors that contributed to significant market swings during the period included concerns over rising government deficits and debt levels in the U.S. and abroad, waning consumer confidence, weak job growth during the recent economic recovery and continued high unemployment. Combined, these factors led to growing uncertainty regarding the future pace of economic growth.

Portfolio Review/Current Positioning

At period-end, the Portfolio held approximately 56% of total net assets in fixed income securities, predominantly high yield corporate bonds, 37% in equity securities, which includes approximately 6% in convertible bonds and preferred stocks, and 7% in short-term investments and other net assets. During the period, our fixed income allocation rose mainly because of security appreciation and new positions in financial company CIT Group and industrial company Case New Holland. We believe the CIT bonds were attractively valued given the company’s strong performance since it restructured its operations. Our technology fixed income weighting also increased as we added to existing positions in Freescale Semiconductor and First Data Corp. Both of these companies were taken private, and we invested in various parts of their capital structures as we saw opportunities to receive attractive yields with potential for capital appreciation. Offsetting some of the increase in fixed income was a reduction in bonds of several companies, including Host Hotels and Dollar General.

The Portfolio's equity weighting increased primarily due to investments made in health care, including Merck, and in the telecommunications sector where we added a new position in Telstra. The Portfolio also increased its exposure in the utilities sector through several securities, including a large position in Public Service Enterprise Group.

The largest contributors to performance among fixed income holdings included Freescale Semiconductor, Ford Motor Credit Company and Chesapeake Energy. Detractors to performance included Energy Future Holdings, First Data Corp. and Dynegy Holdings. Significant equity contributors included Newmont Mining, Citigroup Holdings and Felcor Lodging Trust convertible preferred stock, while detractors included energy holdings Exxon Mobil and BP.

At period-end, we continue to focus on prospects for continued strength and the opportunities they can present for attractive investment across fixed income and equity markets. With our Portfolio’s flexibility to invest across the capital spectrum and across a wide range of asset classes, our goal is to focus on investment opportunities that we believe offer the most compelling risk-reward trade-off between growth potential, valuation, and risk.

Edward D. Perks CFA

Portfolio Manager

Franklin Advisers, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Merck & Co., Inc.	2.1
Texas Competitive Electric Holdings Co. LLC (10.250%, due 11/01/15)	1.9
Exxon Mobil Corp.	1.6
JPMorgan Chase & Co., Series 1 (7.900%, due 12/31/49)	1.5
Southern Co.	1.5
Tenet Healthcare Corp. (9.250%, due 02/01/15)	1.4
Tenet Healthcare Corp. (7.375%, due 02/01/13)	1.3
Bank of America Corp.	1.3
Canadian Oil Sands Trust	1.3
Case New Holland, Inc. (7.875%, due 12/01/17)	1.2

Top Equity Sectors

% of Market Value
Short-Term Investments	22.6
Utilities	9.8
Financials	7.2
Energy	4.9
Others	9.5

Top Fixed Sectors

% of Market Value
Domestic Bonds & Debt Securities	43.7
Convertible Bonds	1.1
Loan Participation	0.9
Municipals	0.3

2

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Met/Franklin Income Portfolio managed by

Franklin Advisers, Inc. vs. Barclays Capital U.S. Aggregate Bond Index1 and

S&P 500 Index 2

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	Since Inception[4]
Met/Franklin Income Portfolio—Class A	-0.08%	16.83%	1.55%
Class B	-0.20%	16.61%	1.31%
Barclays Capital U.S. Aggregate Bond Index[1]	5.33%	9.50%	7.09%
S&P 500 Index[2]	-6.65%	14.43%	-10.99%

The performance of Class B shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

4Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.77%	$1,000.00	$999.23	$3.82
Hypothetical	0.77%	1,000.00	1,020.98	3.86

Class B
Actual	1.02%	$1,000.00	$998.02	$5.05
Hypothetical	1.02%	1,000.00	1,019.74	5.11

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 0.4%
California State General Obligation Unlimited, Build America Bonds 7.950%, due 03/01/36 (Cost - $1,001,180)	$1,000,000	$1,051,390

Domestic Bonds & Debt Securities - 53.1%
Aerospace & Defense - 0.4%
Bombardier, Inc. 7.750%, due 03/15/20 (144A)(a)	1,000,000	1,042,500

Chemicals - 1.9%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 02/01/18	900,000	816,750
Huntsman International LLC 7.875%, due 11/15/14(b)	1,275,000	1,230,375
7.375%, due 01/01/15(b)	1,235,000	1,160,900
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A)(a)(h)	158,000	142,244
Kerling Plc 10.625%, due 01/28/17 (144A)(a)(h)	1,100,000	1,370,557
LBI Escrow Corp. 8.000%, due 11/01/17 (144A)(a)	600,000	620,250

		5,341,076

Commercial & Professional Services - 2.4%
Hertz Corp. 8.875%, due 01/01/14	2,850,000	2,899,875
Class A 10.500%, due 01/01/16(b)	1,000,000	1,042,500
Quintiles Transnational Corp. 9.500%, due 12/30/14 (144A)(a)(b)(c)	2,700,000	2,720,250
United Rentals North America, Inc. 7.750%, due 11/15/13(b)	250,000	243,125

		6,905,750

Commercial Banks - 0.8%
Wells Fargo Capital XIII 7.700%, due 12/29/49(d)	300,000	304,500
Wells Fargo Capital XV 9.750%, due 09/26/44(d)	1,835,000	1,972,625

		2,277,125

Consumer Finance - 3.5%
Ally Financial, Inc. 8.000%, due 03/15/20 (144A)(a)	1,500,000	1,470,000
Ford Motor Credit Co. LLC 7.000%, due 10/01/13-04/15/15	2,000,000	2,010,551
8.000%, due 06/01/14(b)	2,000,000	2,065,832

Security Description	Par Amount	Value

Consumer Finance - continued
8.700%, due 10/01/14	$2,500,000	$2,607,765
12.000%, due 05/15/15	1,500,000	1,738,032

		9,892,180

Diversified Financial Services - 5.1%
Bank of America Corp. 8.125%, due 12/29/49(b)(d)	1,500,000	1,450,770
CIT Group, Inc. 7.000%, due 05/01/14-05/01/15(b)	2,600,000	2,435,500
7.000%, due 05/01/16-05/01/17	4,900,000	4,479,500
Credit Suisse Securities USA LLC 12.000%, due 07/22/10	21,000	468,615
11.000%, due 09/03/10	50,000	673,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.750%, due 01/15/16 (144A)(a)	650,000	631,719
8.000%, due 01/15/18 (144A)(a)	500,000	486,250
International Lease Finance Corp. 8.625%, due 09/15/15 (144A)(a)	400,000	380,000
8.750%, due 03/15/17 (144A)(a)	900,000	855,000
Petroplus Finance, Ltd. 6.750%, due 05/01/14 (144A)(a)	800,000	700,000
7.000%, due 05/01/17 (144A)(a)	1,070,000	877,400
9.375%, due 09/15/19 (144A)(a)	1,340,000	1,159,100
Washington Mutual Preferred Funding LLC 9.750%, due 10/29/49 (144A)(a)(e)	100,000	4,125

		14,600,979

Diversified Telecommunication Services - 0.9%
Clearwire Communications LLC/Clearwire Finance, Inc. 12.000%, due 12/01/15 (144A)(a)	1,000,000	1,012,500
New Communications Holdings, Inc. 8.250%, due 04/15/17 (144A)(a)	300,000	302,625
8.500%, due 04/15/20 (144A)(a)	400,000	403,000
Virgin Media Secured Finance Plc 7.000%, due 01/15/18 (144A)(a)(i)	500,000	739,876

		2,458,001

Electric Utilities - 3.3%
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.000%, due 06/01/16 (144A)(a)(b)	500,000	513,750
Public Service Co. of New Mexico 7.950%, due 05/15/18	300,000	316,444
Texas Competitive Electric Holdings Co. LLC
3.906%, due 10/10/14	3,000,000	2,228,625
10.250%, due 11/01/15(b)	8,250,000	5,486,250
10.500%, due 11/01/16(b)(c)	633,750	408,769

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Electric Utilities - continued
Series B 10.250%, due 11/01/15	$825,000	$548,625

		9,502,463

Electronic Equipment, Instruments & Components - 0.2%
Sanmina-SCI Corp. 6.750%, due 03/01/13	500,000	496,250

Energy Equipment & Services - 0.6%
SEACOR Holdings, Inc. 7.375%, due 10/01/19	900,000	952,056
SESI LLC 6.875%, due 06/01/14	790,000	774,200

		1,726,256

Food & Staples Retailing - 0.4%
SUPERVALU, Inc. 8.000%, due 05/01/16	1,000,000	995,000

Food Products - 0.2%
JBS USA LLC/JBS USA Finance, Inc. 11.625%, due 05/01/14 (144A)(a)	560,000	630,000

Health Care Providers & Services - 6.3%
Community Health Systems, Inc. 8.875%, due 07/15/15	700,000	723,625
HCA, Inc.
6.375%, due 01/15/15	750,000	704,062
9.250%, due 11/15/16	2,500,000	2,656,250
8.500%, due 04/15/19	2,100,000	2,236,500
7.875%, due 02/15/20	1,400,000	1,447,250
Tenet Healthcare Corp.
7.375%, due 02/01/13	3,725,000	3,743,625
9.250%, due 02/01/15	3,900,000	4,046,250
US Oncology Holdings, Inc.
6.643%, due 03/15/12(c)(d)	837,000	782,595
9.125%, due 08/15/17	550,000	567,875
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.000%, due 02/01/18	1,200,000	1,158,000

		18,066,032

Health Care Technology - 0.2%
IMS Health, Inc. 12.500%, due 03/01/18 (144A)(a)	500,000	577,500

Hotels, Restaurants & Leisure - 0.8%
Harrah’s Operating Co., Inc. 11.250%, due 06/01/17	1,000,000	1,057,500
Host Hotels & Resorts LP
6.875%, due 11/01/14	275,000	275,687
9.000%, due 05/15/17(b)	300,000	320,625
Series Q 6.750%, due 06/01/16(b)	450,000	445,500

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure - continued
MGM Resorts International 6.750%, due 04/01/13 (144A)(a)	$200,000	$179,500

		2,278,812

Household Durables - 0.5%
Diversey, Inc. 8.250%, due 11/15/19 (144A)(a)	1,000,000	1,025,000
KB HOME 6.250%, due 06/15/15	400,000	358,000

		1,383,000

Independent Power Producers & Energy Traders - 1.2%
AES Corp. (The) 8.000%, due 10/15/17	650,000	659,750
Calpine Corp. 7.250%, due 10/15/17 (144A)(a)(b)	1,000,000	965,000
Dynegy Roseton/Danskammer Pass Through Trust, Series B 7.670%, due 11/08/16	500,000	440,000
RRI Energy, Inc. 7.875%, due 06/15/17	1,300,000	1,235,000

		3,299,750

Insurance - 0.2%
Liberty Mutual Group, Inc. 10.750%, due 06/15/58 (144A)(a)(d)	500,000	545,000

Machinery - 2.0%
Case New Holland, Inc. 7.875%, due 12/01/17 (144A)(a)	3,300,000	3,366,000
Manitowoc Co., Inc. (The) 9.500%, due 02/15/18(b)	800,000	798,000
Navistar International Corp. 8.250%, due 11/01/21	500,000	510,000
Terex Corp. 8.000%, due 11/15/17(b)	1,000,000	930,000

		5,604,000

Manufacturing - 0.9%
RBS Global, Inc./Rexnord Corp.
11.750%, due 08/01/16(b)	500,000	523,750
8.500%, due 05/01/18 (144A)(a)	2,200,000	2,134,000

		2,657,750

Media - 3.3%
Cablevision Systems Corp.
7.750%, due 04/15/18	1,000,000	1,005,000
8.000%, due 04/15/20(b)	1,000,000	1,017,500
CCH II LLC/CCH II Capital Corp. 13.500%, due 11/30/16	1,466,756	1,716,104

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Media - continued
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (144A)(a)	$1,200,000	$1,201,500
Clear Channel Worldwide Holdings, Inc.
Series A 9.250%, due 12/15/17 (144A)(a)	200,000	200,000
Series B 9.250%, due 12/15/17 (144A)(a)	600,000	606,000
Dex One Corp. 12.000%, due 01/29/17(c)	461,677	442,056
DISH DBS Corp. 7.875%, due 09/01/19	2,500,000	2,612,500
EchoStar DBS Corp. 7.750%, due 05/31/15	500,000	517,500

		9,318,160

Metals & Mining - 0.9%
Severstal Columbus LLC 10.250%, due 02/15/18 (144A)(a)	2,500,000	2,575,000

Multiline Retail - 0.0%
Dollar General Corp. 10.625%, due 07/15/15	42,000	46,148

Oil & Gas Exploration & Production - 0.3%
Antero Resources Finance Corp. 9.375%, due 12/01/17 (144A)(a)	700,000	703,500
Sabine Pass LNG LP 7.250%, due 11/30/13	150,000	135,750

		839,250

Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp. 5.950%, due 09/15/16	1,000,000	861,766
ATP Oil & Gas Corp. 11.875%, due 05/01/15 (144A)(a)(b)	1,000,000	730,000
Callon Petroleum Co. 13.000%, due 09/15/16	409,500	323,505
Chesapeake Energy Corp. 9.500%, due 02/15/15	1,000,000	1,110,000
6.500%, due 08/15/17	600,000	594,750
7.250%, due 12/15/18	2,000,000	2,075,000
6.875%, due 11/15/20	885,000	897,169
CONSOL Energy, Inc. 8.250%, due 04/01/20 (144A)(a)	700,000	733,250
Denbury Resources, Inc. 8.250%, due 02/15/20	598,000	627,900
Dynegy Holdings, Inc. 7.500%, due 06/01/15(b)	2,500,000	1,990,625
8.375%, due 05/01/16(b)	1,430,000	1,138,637
7.750%, due 06/01/19	616,000	428,890

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
El Paso Corp. 12.000%, due 12/12/13	$400,000	$463,000
7.250%, due 06/01/18	500,000	503,848
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A)(a)	1,500,000	1,440,000
Forest Oil Corp. 8.500%, due 02/15/14	1,000,000	1,047,500
7.250%, due 06/15/19	732,000	710,040
Holly Corp. 9.875%, due 06/15/17 (144A)(a)	1,000,000	1,032,500
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A)(a)	1,300,000	1,334,125
Newfield Exploration Co. 6.625%, due 04/15/16	1,057,000	1,067,570
6.875%, due 02/01/20	700,000	682,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875%, due 03/15/18 (144A)(a)	1,000,000	1,020,000
Petrohawk Energy Corp. 10.500%, due 08/01/14	400,000	432,000
7.875%, due 06/01/15	1,430,000	1,440,725
Pioneer Natural Resources Co. 6.650%, due 03/15/17	250,000	252,515
6.875%, due 05/01/18	530,000	534,865
Plains Exploration & Production Co. 7.750%, due 06/15/15	500,000	497,500
10.000%, due 03/01/16(b)	500,000	537,500
Quicksilver Resources, Inc. 11.750%, due 01/01/16	300,000	332,250
SandRidge Energy, Inc. 3.916%, due 04/01/14(d)	1,040,000	912,494
9.875%, due 05/15/16 (144A)(a)	400,000	408,000
8.000%, due 06/01/18 (144A)(a)	1,290,000	1,228,725
W&T Offshore, Inc. 8.250%, due 06/15/14 (144A)(a)(b)	1,230,000	1,113,150
Western Refining, Inc. 11.250%, due 06/15/17 (144A)(a)	1,000,000	910,000

		29,412,299

Paper & Forest Products - 0.3%
NewPage Corp. 10.000%, due 05/01/12(b)	800,000	438,000
11.375%, due 12/31/14	450,000	410,625

		848,625

Pharmaceuticals - 0.1%
Talecris Biotherapeutics Holdings Corp. 7.750%, due 11/15/16 (144A)(a)	300,000	319,500

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Real Estate Investment Trusts (REITs) - 0.9%
Host Marriott LP 6.375%, due 03/15/15	$1,300,000	$1,280,500
iStar Financial, Inc. 8.625%, due 06/01/13	350,000	287,000
10.000%, due 06/15/14(b)	1,070,000	1,064,650

		2,632,150

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. 8.125%, due 12/15/17 (144A)(a)(b)	500,000	497,500
Freescale Semiconductor, Inc. 8.875%, due 12/15/14(b)	3,500,000	3,211,250
10.125%, due 12/15/16(b)	101,000	81,305
10.125%, due 03/15/18 (144A)(a)	2,190,000	2,250,225

		6,040,280

Software - 1.3%
First Data Corp. 9.875%, due 09/24/15(b)	2,600,000	1,989,000
9.875%, due 09/24/15	1,100,000	830,500
11.250%, due 03/31/16(b)	1,400,000	868,000

		3,687,500

Transportation - 0.5%
CEVA Group Plc 11.500%, due 04/01/18 (144A)(a)	1,400,000	1,455,439

Utilities - 1.0%
Energy Future Holdings Corp. 10.875%, due 11/01/17(b)	2,100,000	1,564,500
11.250%, due 11/01/17(c)	56,180	36,798
Series P 5.550%, due 11/15/14(b)	1,840,000	1,316,290

		2,917,588

Wireless Telecommunication Services - 0.3%
Cricket Communications, Inc. 9.375%, due 11/01/14(b)	900,000	918,000

Total Domestic Bonds & Debt Securities (Cost $149,565,725)		151,289,363

Convertible Bonds - 1.4%
Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The) 10.550%, due 07/21/10 (144A)(a)	2,000,000	1,201,948
9.000%, due 08/20/10 (144A)(a)	3,000,000	1,268,691

		2,470,639

Commercial Banks - 0.2%
CapitalSource, Inc. 4.000%, due 07/15/34	450,000	430,313

Security Description	Shares/Par Amount	Value

Hotels, Restaurants & Leisure - 0.0%
MGM Resorts International 4.250%, due 04/15/15 (144A)(a)	$150,000	$118,688

Real Estate Investment Trusts (REITs) - 0.1%
iStar Financial, Inc. 0.791%, due 10/01/12(d)	500,000	360,000

Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. 6.000%, due 05/01/15(b)	500,000	479,085

Total Convertible Bonds (Cost $3,470,397)		3,858,725

Loan Participation - 1.1%
Automotive - 0.2%
Allison Transmission, Inc. 3.099%, due 08/07/14	479,742	438,304

Finance - 0.6%
First Data Corp. 1.000%, due 09/24/14	2,000,000	1,684,310

Media - 0.2%
Clear Channel Communications 3.997%, due 11/13/15	746,125	572,536

Printing, Publishing, and Broadcasting - 0.0%
Supermedia, Inc. 1.000%, due 12/31/15	247,324	100,815

Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC 3.975%, due 10/10/14	492,424	365,809

Total Loan Participation (Cost $3,246,516)		3,161,774

Common Stocks - 32.2%
Beverages - 0.6%
Diageo Plc	60,000	940,520
PepsiCo, Inc.	12,000	731,400

		1,671,920

Commercial Banks - 1.3%
Barclays Plc	50,000	198,306
HSBC Holdings Plc	37,000	337,687
Wells Fargo & Co.	125,000	3,200,000

		3,735,993

Diversified Financial Services - 2.6%
Bank of America Corp.	250,000	3,592,500
Citigroup, Inc.*	349,845	1,315,417
JPMorgan Chase & Co.	70,000	2,562,700

		7,470,617

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	100,000	$2,419,000
CenturyLink, Inc.(b)	30,000	999,300
Telstra Corp., Ltd.	500,000	1,370,518
Verizon Communications, Inc.	50,000	1,401,000

		6,189,818

Electric Utilities - 5.9%
American Electric Power Co., Inc.	60,000	1,938,000
Duke Energy Corp.(b)	190,000	3,040,000
FirstEnergy Corp.(b)	50,000	1,761,500
NextEra Energy, Inc.(b)	60,000	2,925,600
Pinnacle West Capital Corp.(b)	15,000	545,400
PPL Corp.(b)	26,300	656,185
Progress Energy, Inc.(b)	40,000	1,568,800
Southern Co.(b)	130,000	4,326,400

		16,761,885

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	20,000	831,400
Schlumberger, Ltd.(b)	20,000	1,106,800

		1,938,200

Gas Utilities - 0.2%
AGL Resources, Inc.	20,000	716,400

Industrial Conglomerates - 0.2%
General Electric Co.	40,000	576,800

Media - 0.8%
Charter Communications, Inc. - Class A*(b)	14,553	513,721
Comcast Corp. - Class A	50,000	868,500
Dex One Corp.*(b)	43,546	827,374

		2,209,595

Metals & Mining - 1.6%
Barrick Gold Corp.	40,000	1,816,400
Newmont Mining Corp.	40,900	2,525,166
Nucor Corp.(b)	10,000	382,800

		4,724,366

Multi-Utilities - 5.6%
Ameren Corp.	60,000	1,426,200
CenterPoint Energy, Inc.	34,400	452,704
Consolidated Edison, Inc.(b)	20,000	862,000
Dominion Resources, Inc.(b)	65,000	2,518,100
PG&E Corp.(b)	80,000	3,288,000
Public Service Enterprise Group, Inc.(b)	80,000	2,506,400
Sempra Energy(b)	40,000	1,871,600
TECO Energy, Inc.(b)	80,000	1,205,600
Xcel Energy, Inc.(b)	91,927	1,894,615

		16,025,219

Security Description	Shares	Value

Office Electronics - 0.3%
Xerox Corp.(b)	100,000	$804,000

Oil, Gas & Consumable Fuels - 4.7%
BP Plc (ADR)	30,000	866,400
Callon Petroleum Co.*(b)	20,471	128,967
Canadian Oil Sands Trust	140,000	3,562,869
ConocoPhillips Co.	65,000	3,190,850
Exxon Mobil Corp.	80,000	4,565,600
Spectra Energy Corp.	60,000	1,204,200

		13,518,886

Pharmaceuticals - 3.7%
Johnson & Johnson	40,000	2,362,400
Merck & Co., Inc.	170,000	5,944,900
Pfizer, Inc.	150,000	2,139,000

		10,446,300

Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	120,000	2,334,000
Xilinx, Inc.(b)	30,000	757,800

		3,091,800

Wireless Telecommunication Services - 0.7%
Vodafone Group Plc	950,000	1,969,398

Total Common Stocks (Cost $94,770,052)		91,851,197

Preferred Stocks - 2.4%
Capital Markets - 0.3%
Deutsche Bank AG 12.000%, due 11/04/10(144A)(a)	35,000	789,264

Consumer Finance - 0.0%
Ally Financial, Inc., Series G 7.000%, due 12/31/11(144A)*(a)	141	109,597

Diversified Financial Services - 1.6%
JPMorgan Chase & Co., Series 1 7.900%, due 12/31/49(d)	4,250,000	4,394,921

Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp. 5.750%, due 12/31/49(144A)*(a)	1,500	1,465,837

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. 8.375%, due 12/31/12*(d)	10,300	4,146
Federal National Mortgage Assoc. 8.250%, due 12/31/10*(d)	6,900	2,346

		6,492

Total Preferred Stocks (Cost $6,470,293)		6,766,111

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Convertible Preferred Stocks - 3.4%
Automobiles - 0.0%
General Motors Corp. 6.250%, due 07/15/33	15,000	$102,762

Commercial Banks - 0.9%
Wells Fargo & Co., Series L 7.500%, due 12/31/49	2,800	2,606,800

Diversified Financial Services - 1.8%
Bank of America Corp. 7.250%, due 12/31/49(b)	3,000	2,724,000
Citigroup, Inc. 7.500%, due 12/15/12	20,000	2,260,000

		4,984,000

Electric Utilities - 0.2%
NextEra Energy, Inc. 8.375%, due 06/01/12	10,000	493,500

Health Care Providers & Services - 0.3%
Tenet Healthcare Corp. 7.000%, due 10/01/12	1,100	966,570

Real Estate Investment Trusts (REITs) - 0.2%
FelCor Lodging Trust, Inc. 1.950%, due 12/31/49*	34,000	669,375

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Assoc. 8.750%, due 05/13/11*	3,800	2,033

Total Convertible Preferred Stocks (Cost $8,977,771)		9,825,040

Warrant - 0.0%
Media - 0.0%
Charter Communications, Inc., expires 11/30/14* (Cost - $4,455)	1,273	6,683

Short-Term Investments - 27.5%
Discount Notes - 7.4%
Federal Farm Credit Bank 0.120%, due 07/01/10(f)	$8,320,000	8,320,000
Federal Home Loan Bank 0.001%, due 07/01/10(f)	12,765,000	12,765,000

		21,085,000

Mutual Funds - 20.1%
State Street Navigator Securities Lending Prime Portfolio(g)	57,239,488	57,239,488

Total Short-Term Investments (Cost $78,324,488)		78,324,488

Total Investments - 121.5% (Cost $345,830,877#)		346,134,771

Other Assets and Liabilities (net) - (21.5)%		(61,335,617)

Net Assets - 100.0%		$284,799,154

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $13,208,673 and $12,904,779, respectively, resulting in a net unrealized appreciation of $303,894.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $55,576,903 and the collateral received consisted of cash in the amount of $57,239,488. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Zero coupon bond - Interest rate represents current yield to maturity.
(g)	Represents investment of collateral received from securities lending transactions.
(h)	Par shown in Euro Currency. Value is shown in USD.
(i)	Par shown in Pound Sterling. Value is shown in USD.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,051,390	$—	$1,051,390
Total Domestic Bonds & Debt Securities*	—	151,289,363	—	151,289,363
Total Convertible Bonds*	—	3,858,725	—	3,858,725
Total Loan Participation*	—	3,161,774	—	3,161,774
Common Stocks
Beverages	731,400	940,520	—	1,671,920
Commercial Banks	3,200,000	535,993	—	3,735,993
Diversified Financial Services	7,470,617	—	—	7,470,617
Diversified Telecommunication Services	4,819,300	1,370,518	—	6,189,818
Electric Utilities	16,761,885	—	—	16,761,885
Energy Equipment & Services	1,938,200	—	—	1,938,200
Gas Utilities	716,400	—	—	716,400
Industrial Conglomerates	576,800	—	—	576,800
Media	2,209,595	—	—	2,209,595
Metals & Mining	4,724,366	—	—	4,724,366
Multi-Utilities	16,025,219	—	—	16,025,219
Office Electronics	804,000	—	—	804,000
Oil, Gas & Consumable Fuels	13,518,886	—	—	13,518,886
Pharmaceuticals	10,446,300	—	—	10,446,300
Semiconductors & Semiconductor Equipment	3,091,800	—	—	3,091,800
Wireless Telecommunication Services	—	1,969,398	—	1,969,398
Total Common Stocks	87,034,768	4,816,429	—	91,851,197
Preferred Stocks
Capital Markets	—	789,264	—	789,264
Consumer Finance	109,597	—	—	109,597
Diversified Financial Services	—	4,394,921	—	4,394,921
Oil, Gas & Consumable Fuels	—	1,465,837	—	1,465,837
Thrifts & Mortgage Finance	6,492	—	—	6,492
Total Preferred Stocks	116,089	6,650,022	—	6,766,111

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS - continued

Description	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks
Automobiles	$—	$102,762	$—	$102,762
Commercial Banks	2,606,800	—	—	2,606,800
Diversified Financial Services	4,984,000	—	—	4,984,000
Electric Utilities	493,500	—	—	493,500
Health Care Providers & Services	—	966,570	—	966,570
Real Estate Investment Trusts (REITs)	669,375	—	—	669,375
Thrifts & Mortgage Finance	—	2,033	—	2,033
Total Convertible Preferred Stocks	8,753,675	1,071,365	—	9,825,040
Total Warrant*	6,683	—	—	6,683
Short-Term Investments
Discount Notes	—	21,085,000	—	21,085,000
Mutual Funds	57,239,488	—	—	57,239,488
Total Short-Term Investments	57,239,488	21,085,000	—	78,324,488
Total Investments	$153,150,703	$192,984,068	$—	$346,134,771

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$346,134,771
Cash	59,460
Cash denominated in foreign currencies (c)	486
Receivable for investments sold	1,553,188
Receivable for shares sold	345,364
Dividends receivable	278,624
Interest receivable	3,028,619

Total assets	351,400,512

Liabilities
Payables for:
Investments purchased	9,126,298
Shares redeemed	11,622
Collateral for securities loaned	57,239,488
Accrued Expenses:
Management fees	156,164
Distribution and service fees - Class B	8,596
Administration fees	1,863
Custodian and accounting fees	2,684
Deferred trustees’ fees	11,173
Other expenses	43,470

Total liabilities	66,601,358

Net Assets	$284,799,154

Net Assets Represented by
Paid in surplus	$267,067,406
Accumulated net realized gain	7,335,239
Unrealized appreciation on investments and foreign currency transactions	301,061
Undistributed net investment income	10,095,448

Net Assets	$284,799,154

Net Assets
Class A	$242,028,119

Class B	42,771,035

Capital Shares Outstanding*
Class A	25,276,105

Class B	4,481,351

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.58

Class B	9.54

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $345,830,877.
(b)	Includes securities loaned at value of $55,576,903.
(c)	Identified cost of cash denominated in foreign currencies was $537.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$1,964,094
Interest (b)	9,307,827

Total investment income	11,271,921

Expenses
Management fees	1,030,583
Administration fees	9,715
Custodian and accounting fees	31,326
Distribution and service fees - Class B	46,716
Audit and tax services	15,213
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	31,814
Insurance	891
Miscellaneous	3,703

Total expenses	1,199,686
Less management fee waiver	(124,441)
Less broker commission recapture	(810)

Net expenses	1,074,435

Net investment income	10,197,486

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	6,242,402
Foreign currency transactions	(9,148)

Net realized gain on investments and foreign currency transactions	6,233,254

Net change in unrealized depreciation on:
Investments	(17,959,272)
Foreign currency transactions	(1,015)

Net change in unrealized depreciation on investments and foreign currency transactions	(17,960,287)

Net realized and unrealized loss on investments and foreign currency transactions	(11,727,033)

Net Decrease in Net Assets from Operations	$(1,529,547)

(a)	Net of foreign withholding taxes of $15,340.
(b)	Includes net income on securities loaned of $71,474.

See accompanying notes to financial statements.

13

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$10,197,486	$13,216,694
Net realized gain on investments and foreign currency transactions	6,233,254	4,400,704
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(17,960,287)	31,444,220

Net increase (decrease) in net assets resulting from operations	(1,529,547)	49,061,618

Distributions to Shareholders
From net investment income
Class A	(10,752,103)	—
Class B	(1,727,909)	—
From net realized gains
Class A	(1,447,311)	—
Class B	(239,114)	—

Net decrease in net assets resulting from distributions	(14,166,437)	—

Net increase in net assets from capital share transactions	47,480,126	101,994,474

Net Increase in Net Assets	31,784,142	151,056,092
Net assets at beginning of period	253,015,012	101,958,920

Net assets at end of period	$284,799,154	$253,015,012

Undistributed net investment income at end of period	$10,095,448	$12,377,974

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	3,137,174	$31,681,632	11,235,260	$94,324,106
Reinvestments	1,210,259	12,199,414	—	—
Redemption	(953,305)	(9,318,437)	(1,041,168)	(9,178,415)

Net increase	3,394,128	$34,562,609	10,194,092	$85,145,691

Class B
Sales	1,385,006	$13,809,816	2,228,213	$19,527,849
Reinvestments	195,724	1,967,023	—	—
Redemptions	(287,167)	(2,859,322)	(308,310)	(2,679,066)

Net increase	1,293,563	$12,917,517	1,919,903	$16,848,783

Increase derived from capital shares transactions		$47,480,126		$101,994,474

See accompanying notes to financial statements.

14

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008(b)
Net Asset Value, Beginning of Period	$10.10	$7.87	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.38	0.66	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)	1.57	(2.29)

Total From Investment Operations	0.01	2.23	(1.93)

Less Distributions
Distributions from Net Investment Income	(0.47)	—	(0.20)
Distributions from Net Realized Capital Gains	—	—	—
Distributions from Return of Capital	(0.06)	—	(0.00)+

Total Distributions	(0.53)	—	(0.20)

Net Asset Value, End of Period	$9.58	$10.10	$7.87

Total Return (%)	(0.08)	28.05	(19.19)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.77	0.82	0.88 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.86	0.93	1.03 *
Ratio of Net Investment Income to Average Net Assets (%)	7.63	7.42	6.13 *
Portfolio Turnover Rate (%)	18.2	33.4	12.7
Net Assets, End of Period (in millions)	$242.0	$220.9	$92.0

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008(b)
Net Asset Value, Beginning of Period	$10.07	$7.86	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.37	0.64	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	1.57	(2.30)

Total From Investment Operations	(0.02)	2.21	(1.95)

Less Distributions
Distributions from Net Investment Income	(0.45)	—	(0.19)
Distributions from Net Realized Capital Gains	—	—	—
Distributions from Return of Capital	(0.06)	—	(0.00)+

Total Distributions	(0.51)	—	(0.19)

Net Asset Value, End of Period	$9.54	$10.07	$7.86

Total Return (%)	(0.20)	27.83	(19.36)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.02	1.07	1.14 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.11	1.18	1.28 *
Ratio of Net Investment Income to Average Net Assets (%)	7.39	7.13	6.06 *
Portfolio Turnover Rate (%)	18.2	33.4	12.7
Net Assets, End of Period (in millions)	$42.8	$32.1	$10.0

*	Annualized
+	Distributions from return of capital were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements.

15

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Franklin Income Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

16

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

High Yield Debt Securities. The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt

17

MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Franklin Advisers, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$1,030,583	0.800%	First $200 Million

	0.675%	$200 Million to $500 Million

	0.650%	Over $500 Million

The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

The Adviser has agreed to voluntarily waive a portion of its management fee reflecting the difference between the actual contractual management fee of the Portfolio, which is calculated based on the average daily net assets of the Portfolio, and the management fee for the Portfolio if the level of aggregated average daily net assets used for calculating the subadvisory fee were also applied for purposes of calculating the management fee.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2010. Effective May 1, 2010, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under Expense Limitation Agreement
Class A	Class B

0.90%	1.15%

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to

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MET INVESTORS SERIES TRUST

Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$98,241,229	$—	$44,950,880

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

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Met/Franklin Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Return of Capital		Total
2009	2008	2009	2008	2009	2008	2009	2008

$—	$2,406,295	$—	$—	$—	$34,892	$—	$2,441,187

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards and Deferrals	Total

$13,326,022	$856,662	$19,252,567	$—	$33,435,251

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$1,629,801	$1,629,801

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Franklin Mutual Shares Portfolio had a return of -5.25% and -5.39% for Class A and B shares, respectively, versus -6.65% for its benchmark, the S&P 500 Index1.

Market Environment/Conditions

Global market performance in the first half of 2010 was nearly a mirror image of the market picture in the first half of 2009. You may recall that 2009 started with a continuing downward trend, bringing us to the brink of economic collapse but culminating in a dramatic bounce starting in March (and extending through year-end 2009). In 2010, markets had a choppy start but resumed their upward climb, reflecting optimism about a sustained, if not robust, global economic recovery. Concerns emanating from the European debt crisis, together with a weak employment recovery in the U.S., abruptly interrupted this smooth ascent and prompted a drop in the Standard & Poor’s 500 Index of more than 15%, leaving the index down 6.65% for the six-month period ended June 30, 2010. Major European markets performed even worse, not surprising given the sovereign credit concerns and more direct potential economic impact. Most of the larger Asian markets such as Japan, China and Australia experienced declines in this period as well.

The particular trigger point for the sharp drop starting in April was the Greek government’s reassessment of its fiscal condition and resulting market skepticism about its ability to meet debt obligations and address structural deficits. Although Greece represents a modest portion of the global economic base, developments there mushroomed into “who’s next” speculation and raised questions about the survivability of the euro currency and the European Union itself. This loss of confidence and downward spiral was eerily reminiscent of the pattern exhibited by financial institutions in 2008 and early 2009. Although the immediate crisis was averted by the announcement of a 750 million euro stabilization fund from the European Union and International Monetary Fund, broader concerns for Europe, and for the global economy at large, remain unanswered. The potential chain of events is unsettling: Weak countries could be forced to restructure debt, resulting in write-downs at large (and levered) European banks, further weakening sovereigns and reducing capital available to be used by companies and consumers to drive an economic recovery.

The financial strain from the European debt crisis has been modest to date. Sovereign governments and the European Union have continued to move aggressively to prevent uncertainty and panic from spreading. As a result, the distrust of counterparties that threatened to collapse markets in 2008 has been contained so far. However, European politicians, regulators and financial leaders must continue to act decisively to maintain market confidence. In the longer run, we think leaders must carefully maintain sufficient stimulus until consumer spending and business investment are strong enough to carry the economy without triggering a further crisis of confidence in sovereigns’ ability to meet their obligations. Such a crisis could cause credit costs to climb, resulting either in debt restructurings of major nations (likely generating another bank crisis) or widespread inflation if money is printed to meet obligations.

Europe was not all to blame for the market’s woes. The U.S. recovery has been plagued by anemic employment gains, and a consumer-driven economy such as ours cannot sustain growth without new jobs. As well, the U.S. fiscal position remains stretched and eventually will require a greater balance between revenues and expenditures. The “China factor” also weighed on investor sentiment—although China remains a growth engine, we think the difference between 2% growth and 11% growth in China could tilt the global economic balance between a sustainable recovery and a global double-dip recession. China’s formal announcement of flexibility on its currency exchange rate was mildly encouraging, but the true extent of any change remained unclear.

The good news is that corporate earnings continued to be healthy and many companies experienced an improving business environment. Revenues continued to recover and cost-control efforts persisted, driving operating leverage and profits. Low interest rates and continued profitability meant cash balances grew at many firms. Daily market volatility reflected fundamental improvement in the operating environment offset by clear concerns over the headwinds noted above.

At this mid-point of 2010, the ongoing tug of war continues between strong profits and evidence of recovery against macroeconomic concerns. Sovereign debt issues virtually guarantee that economic growth will have to find sustainable drivers in corporate and consumer activity, as fiscal and monetary stimulus wind down. Trade imbalances persist, and while Chinese flexibility on exchange rates is a positive sign for economic balance, it is not a panacea. As a result, we at Franklin Mutual Advisers will continue to look for individual investment opportunities with a particular eye on risks as well as the potential impact of a changing economic backdrop.

Portfolio Review/Current Positioning

Even as the stock market lost ground in the first half of 2010, several Portfolio investments increased in value, supporting its performance versus the benchmark index. Three holdings that added significantly to overall Portfolio performance were Dr. Pepper Snapple Group (DPS), a North American soft drink bottler and distributor; A.P. Moller-Maersk, a Danish industrial conglomerate engaged in container shipping, port operations, oil production and food retailing; and Berkshire Hathaway, a U.S. company with interests in a variety of industries, including insurance, utilities, apparel, food, building materials, jewelry and furniture retailers.

Earlier this year, PepsiCo purchased Pepsi Americas (PAS) and Pepsi Bottling Group (PBG), the two largest North American Pepsi bottlers. PAS and PBG held some distribution rights for certain brands owned by DPS. PepsiCo’s purchase of these two bottlers triggered a change in control for the distribution rights held by PAS and PBG for Dr. Pepper

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary* (continued)

and other brands owned by DPS. After the distribution contracts were renegotiated, PepsiCo paid DPS $900 million to retain the distribution rights for certain DPS brands. After PepsiCo announced the acquisition of PAS and PBG, Coca-Cola made a bid to buy the North American assets of its largest bottler, Coca-Cola Enterprises. This transaction also triggered a change in control, and Coca-Cola also agreed to make a sizable payment to retain distribution rights to distribute certain DPS brands. All of these factors contributed to a rise in DPS’s stock price over the period.

Shares of A.P. Moller-Maersk rose over the six-month period, propelled by investors’ growing awareness of significant and ongoing improvements in the company’s container shipping business, which is the world’s largest. This business segment, in particular, has had a major influence on the stock’s historical performance.

Berkshire Hathaway was added to the S&P 500 after its acquisition of railroad operator Burlington Northern led to an increase of its shares available for trading. As a result, the share price benefited from index-fund buying. At period-end, there was no material change to our fundamental outlook for Berkshire’s businesses or the stock’s valuation.

Three key detractors from Portfolio performance were offshore oil drilling contractor Transocean; U.S. software giant Microsoft; and Orkla, a Norwegian conglomerate that engages in the production of aluminum, specialty chemicals, industrial materials, and a wide range of food and other consumer products.

Transocean is the world’s largest offshore drilling contractor and owns a diversified fleet of deepwater, mid-water and shallow water rigs. Transocean’s stock price posted a steep decline during the period after its Deepwater Horizon rig, which was part of a joint effort with well operator BP, caught fire and sank in the Gulf of Mexico, triggering the biggest oil spill and environmental disaster in U.S. history. While investigations into the exact cause of the fire and resultant liabilities were ongoing at the end of June and could take years, we continue to believe the company is insured for the rig and loss of life and that its liability with respect to environmental clean-up should remain limited.

Microsoft was in the midst of a major product upgrade cycle, with new versions of core products like Windows and Office being released in 2009 and 2010. Microsoft shares had been strong in 2009 in anticipation of this product cycle and the resumption of enterprise IT spending, but in the first half of 2010 the share price deteriorated. In particular, the share price plummeted in May and June as fears of a double-dip recession and currency headwinds weighed on investors’ assessment of future sales.

Orkla’s share price fell following the announcement of its first quarter 2010 earnings results and some disappointment regarding the write-down in the value of its holding in Renewable Energy Corp. (REC). According to our analysis, the company’s industrial operations were beginning to perform better, including its Orkla Brands subsidiary. However, other Orkla holdings, especially those in the solar energy segment such as REC and Elkem Solar, continued to struggle. As a result, Orkla wrote off a further 4.6 billion in Norwegian krone from the value of its REC stake.

We initiated new positions in various health care firms, including a couple of large pharmaceutical companies. The market was skeptical about these firms for a variety of reasons: They are likely the central target of health care reform, they were struggling to convert their massive research and development spending into profitable new products, and they have engaged in significant merger activity at times without creating much value. Market expectations of these companies were low, and consequently so were their valuations. We like companies where expectations are so low that even a little improvement can make them excellent investments.

We also found other pockets of value we felt were attractive. We added to positions in Europe in the midst of market fear and in out-of-favor industries. We added significantly to Telefonica, a Spanish telecommunications firm trading close to what we felt were attractive valuations, and initiated a position in Volkswagen, an attractive asset play with significant upside potential in a recovering global market. We thought these companies represented opportunities largely because the market viewed them as proxies for the macroeconomic concerns noted above, while our analysis concluded otherwise.

Merger arbitrage and distressed debt remained moderate allocations during the period. Merger arbitrage opportunities existed but were not as large or attractive as the opportunities in 2009. During the period, we continued to expect an acceleration of merger and acquisition activity in the second half of 2010, driven by availability of relatively cheap capital for large companies, the ability to drive profit growth through cost savings-driven deals, and a desire to show growth even in the current low-growth period. However, CEOs and boards of directors generally react to uncertainty just as investors do, and activity slowed toward the end of the period. Distressed debt opportunities remained scarce, with continual capital flows into credit funds driving yields down to normal, non-distressed levels.

At period-end, we remain focused on our discipline of buying securities at what we think are very attractive prices and investing opportunistically for the long term through all economic cycles. Formidable headwinds remain as we enter the latter half of 2010, but imbalances and upheavals often generate mispriced securities, and we believe that volatility should help us find value for our shareholders.

Peter A. Langerman, Co-Portfolio Manager

F. David Segal, CFA, Co-Portfolio Manager

Debbie A. Turner, CFA, Assistant Portfolio Manager

Franklin Mutual Advisers, LLC

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Managed by Franklin Mutual Advisers, LLC

Portfolio Manager Commentary* (continued)

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
CVS Caremark Corp.	2.9
Kraft Foods, Inc.—Class A	2.3
Altria Group, Inc.	2.3
British American Tobacco Plc	2.3
Microsoft Corp.	2.1
News Corp.—Class A	1.9
Nestle S.A.	1.9
Imperial Tobacco Group Plc	1.9
Weyerhaeuser Co.	1.9
Bank of America Corp.	1.7

Top Sectors

% of Market Value
Non-Cyclical	29.0
Financials	13.9
Short-Term Investments	11.2
Communications	8.5
Industrials	6.9
Cyclical	6.7
Technology	6.1
Energy	5.5
Loan Participation	4.5
Others	7.7

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Met/Franklin Mutual Shares Portfolio managed by

Franklin Mutual Advisers, LLC vs. S&P 500 Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	Since Inception[3]
Met/Franklin Mutual Shares Portfolio—Class A	-5.25%	15.21%	-10.16%
Class B	-5.39%	14.78%	-10.41%
S&P 500 Index[1]	-6.65%	14.43%	-10.99%

The performance of Class B shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.90%	$1,000.00	$947.50	$4.35
Hypothetical	0.90%	1,000.00	1,020.33	4.51

Class B
Actual	1.15%	$1,000.00	$946.10	$5.55
Hypothetical	1.15%	1,000.00	1,019.09	5.76

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Domestic Bonds & Debt Securities - 0.9%

Diversified Financial Services - 0.9%
CIT Group, Inc. 7.000%, due 05/01/13- 05/01/17	$7,046,754	$6,471,348

Total Domestic Bonds & Debt Securities (Cost $5,432,737)		6,471,348

Loan Participation - 4.8%
Buildings and Real Estate - 1.8%
Realogy Corp. 3.292%, due 10/10/13(a)	6,692,340	5,667,609
3.293%, due 10/10/13(a)	6,311,936	5,345,453
3.375%, due 10/10/13	1,801,784	1,525,895
13.500%, due 10/15/17(a)	273,000	288,527

		12,827,484

Cable Television - 0.0%
Charter Communications, Inc. 7.250%, due 03/06/14(a)	112,856	113,255

Entertainment - 0.3%
Six Flags Theme Parks, Inc. 9.250%, due 12/31/16(a)	2,281,000	2,290,124

Finance - 0.8%
CIT Group 9.500%, due 01/20/12	2,233,440	2,279,851
13.000%, due 01/20/12(a)	893,640	925,011
First Data Corp. 3.097%, due 09/24/14(a)	2,767,600	2,333,067

		5,537,929

Forest Products - 0.2%
Smurfit-Stone Container Enterprises, Inc. 6.750%, due 02/22/16(a)	1,527,000	1,525,473

Telecommunications - 0.8%
Avaya, Inc. 0.000%, due 10/26/14(a)	7,241,000	6,212,452

Utilities - 0.9%
Boston Generating LLC 2.415%, due 12/21/13(a)	108,530	91,830
2.540%, due 12/21/13(a)	504,803	427,126
Texas Competitive Electric Holdings LLC 3.851%, due 10/10/14(a)	7,842,290	5,784,516
3.975%, due 10/10/14(a)	98,288	73,016

		6,376,488

Total Loan Participation (Cost $34,350,412)		34,883,205

Common Stocks - 86.6%
Aerospace & Defense - 0.1%
GenCorp, Inc.*(b)	143,356	627,899

Security Description	Shares	Value

Air Freight & Logistics - 0.4%
TNT N.V.	124,452	$3,152,622

Automobiles - 0.5%
Daimler AG*	78,235	3,981,684

Beverages - 5.3%
Brown-Forman Corp. - Class B	63,393	3,627,981
Carlsberg A.S. - Class B	52,612	4,020,314
Coca-Cola Enterprises, Inc.	159,521	4,125,213
Dr Pepper Snapple Group, Inc.	314,828	11,771,419
PepsiCo, Inc.	92,280	5,624,466
Pernod Ricard S.A.(b)	130,439	10,141,501

		39,310,894

Biotechnology - 0.5%
Amgen, Inc.*	75,540	3,973,404

Building Products - 0.9%
Owens Corning, Inc.*(b)	209,589	6,268,807

Capital Markets - 2.2%
Goldman Sachs Group, Inc. (The)	25,010	3,283,063
Morgan Stanley	350,265	8,129,650
UBS AG*	346,552	4,595,020

		16,007,733

Chemicals - 1.0%
Linde AG	72,202	7,619,835

Commercial Banks - 3.3%
Barclays Plc	1,602,566	6,355,954
CIT Group, Inc.*	24,162	818,125
Intesa Sanpaolo	928,712	2,458,056
PNC Financial Services Group, Inc.	97,038	5,482,647
Wells Fargo & Co.	346,209	8,862,951

		23,977,733

Communications Equipment - 1.0%
Motorola, Inc.*	1,093,529	7,129,809

Computers & Peripherals - 1.1%
Dell, Inc.*	699,789	8,439,455

Diversified Consumer Services - 0.3%
Hillenbrand, Inc.	90,072	1,926,640

Diversified Financial Services - 2.4%
Bank of America Corp.	883,049	12,689,414
Bond Street Holdings LLC - Class A (144A)*(c)	51,700	1,034,000
Deutsche Boerse AG	66,279	4,047,317

		17,770,731

Diversified Telecommunication Services - 2.0%
Cable & Wireless Communications Plc	3,329,133	2,841,395
Cable & Wireless Worldwide Plc	3,329,133	4,266,507

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Diversified Telecommunication Services - coninued
Telefonica S.A.	405,530	$7,526,685

		14,634,587

Electric Utilities - 2.8%
E. On AG	283,649	7,674,476
Entergy Corp.(b)	51,930	3,719,227
Exelon Corp.	181,113	6,876,861
Prime Infrastructure Group(b)	762,551	2,095,971

		20,366,535

Electrical Equipment - 0.5%
Alstom S.A.(b)	84,400	3,825,276

Electronic Equipment, Instruments & Components - 0.6%
Tyco Electronics, Ltd.	179,432	4,553,984

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	61,086	2,539,345
Exterran Holdings, Inc.*(b)	18,513	477,821
Pride International, Inc.*	117,147	2,617,064
Transocean, Ltd.*(b)	162,125	7,511,251

		13,145,481

Food & Staples Retailing - 5.2%
Carrefour S.A.	90,047	3,573,405
CVS Caremark Corp.	716,829	21,017,426
Kroger Co. (The)	466,044	9,176,406
Wal-Mart Stores, Inc.	98,698	4,744,413

		38,511,650

Food Products - 5.4%
General Mills, Inc.	191,960	6,818,419
Groupe Danone	35,973	1,930,768
Kraft Foods, Inc. - Class A	613,998	17,191,944
Nestle S.A.	288,197	13,909,369

		39,850,500

Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	21,489	3,184,455
Boston Scientific Corp.*	641,571	3,721,112

		6,905,567

Health Care Providers & Services - 2.6%
Tenet Healthcare Corp.*	1,551,881	6,735,163
UnitedHealth Group, Inc.	432,464	12,281,978

		19,017,141

Hotels, Restaurants & Leisure - 0.1%
Thomas Cook Group Plc	214,165	565,013

Household Durables - 0.4%
Stanley Black & Decker, Inc.	51,492	2,601,376

Independent Power Producers & Energy Traders - 0.9%
NRG Energy, Inc.*	324,089	6,873,928

Security Description	Shares	Value

Industrial Conglomerates - 3.2%
Orkla A.S.A.	1,308,218	$8,403,232
Siemens AG	111,888	10,063,272
Tyco International, Ltd.	141,544	4,986,595

		23,453,099

Insurance - 4.5%
ACE, Ltd.	161,862	8,332,656
Berkshire Hathaway, Inc. - Class B*	107,130	8,537,189
CNO Financial Group, Inc.*(b)	206,603	1,022,685
Old Republic International Corp.(b)	383,596	4,653,019
Travelers Cos., Inc. (The)	92,327	4,547,105
White Mountains Insurance Group, Ltd.	5,449	1,766,566
Zurich Financial Services AG	20,231	4,442,163

		33,301,383

Leisure Equipment & Products - 1.2%
Mattel, Inc.	402,943	8,526,274

Marine - 1.3%
A.P. Moller - Maersk A.S. - Class B	1,199	9,448,855

Media - 4.5%
British Sky Broadcasting Group Plc	150,723	1,572,692
News Corp. - Class A	1,169,773	13,990,485
Time Warner Cable, Inc.	86,125	4,485,390
Time Warner, Inc.	146,530	4,236,182
Virgin Media, Inc.(b)	515,677	8,606,649

		32,891,398

Multi-Utilities - 0.4%
GDF Suez	100,334	2,853,099

Office Electronics - 1.4%
Xerox Corp.	1,269,346	10,205,542

Oil, Gas & Consumable Fuels - 3.9%
BP Plc	511,880	2,459,402
Marathon Oil Corp.	362,299	11,263,876
Noble Energy, Inc.	37,516	2,263,341
Royal Dutch Shell Plc - Class A	357,521	9,117,777
Total S.A.	82,460	3,688,445

		28,792,841

Paper & Forest Products - 3.4%
Domtar Corp.(b)	80,075	3,935,686
International Paper Co.	325,506	7,366,201
Weyerhaeuser Co.	389,231	13,700,931

		25,002,818

Pharmaceuticals - 3.3%
Eli Lilly & Co.	313,589	10,505,231
Novartis AG	131,501	6,381,737
Pfizer, Inc.	493,260	7,033,888

		23,920,856

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Real Estate - 0.5%
Canary Wharf Group Plc (144A)*(c)	767,618	$3,389,410

Real Estate Investment Trusts (REITs) - 1.3%
Alexander's, Inc.(b)	18,738	5,676,115
Link (The)	1,610,254	3,984,017

		9,660,132

Real Estate Management & Development - 0.4%
Forestar Real Estate Group, Inc.*(b)	90,350	1,622,686
St. Joe Co. (The)*(b)	65,383	1,514,270

		3,136,956

Semiconductors & Semiconductor Equipment - 1.8%
LSI Corp.*	1,543,073	7,098,136
Maxim Integrated Products, Inc.(b)	357,802	5,986,027

		13,084,163

Software - 2.9%
Microsoft Corp.	671,703	15,455,886
Nintendo Co., Ltd.	19,233	5,596,805

		21,052,691

Tobacco - 8.9%
Altria Group, Inc.	854,674	17,127,667
British American Tobacco Plc	534,076	16,918,189
Imperial Tobacco Group Plc	492,096	13,726,260
Japan Tobacco, Inc.	1,557	4,835,540
Lorillard, Inc.	33,199	2,389,664
Philip Morris International, Inc.	100,450	4,604,628
Reynolds American, Inc.(b)	115,649	6,027,626

		65,629,574

Wireless Telecommunication Services - 1.5%
Vodafone Group Plc	5,209,210	10,798,955

Total Common Stocks (Cost $610,274,836)		636,186,330

Preferred Stock - 0.9%
Automobiles - 0.9%
Volkswagen AG 0.000% (Cost - $6,557,838)	75,620	6,653,959

Short-Term Investments - 11.7%
Mutual Funds - 5.8%
State Street Navigator Securities Lending Prime Portfolio(d)	42,298,179	42,298,179

Security Description	Par Amount	Value

Repurchase Agreement - 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $18,746,000 on 07/01/10 collateralized by $19,100,000 Federal National Mortgage Association at 2.000% due 12/16/13 with a value of $19,123,875.	$18,746,000	$18,746,000

U.S. Treasuries - 3.4%
U.S. Treasury Bills 0.015%, due 07/08/10(e)	5,000,000	4,999,981
0.130%, due 08/19/10(e)	5,000,000	4,999,113
0.143%, due 11/26/10(e)	5,000,000	4,997,050
0.160%, due 12/09/10(e)	5,000,000	4,996,422
0.155%, due 12/16/10(e)	5,000,000	4,996,382

		24,988,948

Total Short-Term Investments (Cost $86,033,135)		86,033,127

Total Investments - 104.9% (Cost $742,648,958#)		770,227,969

Other Assets and Liabilities (net) - (4.9)%		(35,695,780)

Total Net Assets - 100.0%		$734,532,189

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $65,231,095 and $37,652,084, respectively, resulting in a net unrealized appreciation of $27,579,011.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.
(b)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $41,355,718 and the collateral received consisted of cash in the amount of $42,298,179 and non-cash collateral with a value of $732,573. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(c)	Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Represents investment of collateral received from securities lending transactions.
(e)	Zero coupon bond - Interest rate represents current yield to maturity.

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Country Diversification as of June 30, 2010 (Unaudited)
Top Ten Countries
% of Net Assets
United States	59.2
United Kingdom	9.8
Switzerland	7.9
Germany	5.5
France	3.5
Denmark	1.8
Japan	1.4
Norway	1.1
Spain	1.0
Hong Kong	0.5

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Domestic Bonds & Debt Securities	$—	$6,471,348	$—	$6,471,348
Total Loan Participation*	—	34,883,205	—	34,883,205
Common Stocks
Aerospace & Defense	627,899	—	—	627,899
Air Freight & Logistics	—	3,152,622	—	3,152,622
Automobiles	—	3,981,684	—	3,981,684
Beverages	25,149,079	14,161,815	—	39,310,894
Biotechnology	3,973,404	—	—	3,973,404
Building Products	6,268,807	—	—	6,268,807
Capital Markets	11,412,713	4,595,020	—	16,007,733
Chemicals	—	7,619,835	—	7,619,835
Commercial Banks	15,163,723	8,814,010	—	23,977,733
Communications Equipment	7,129,809	—	—	7,129,809
Computers & Peripherals	8,439,455	—	—	8,439,455
Diversified Consumer Services	1,926,640	—	—	1,926,640
Diversified Financial Services	12,689,414	5,081,317	—	17,770,731
Diversified Telecommunication Services	—	14,634,587	—	14,634,587
Electric Utilities	10,596,088	9,770,447	—	20,366,535
Electrical Equipment	—	3,825,276	—	3,825,276
Electronic Equipment, Instruments & Components	4,553,984	—	—	4,553,984
Energy Equipment & Services	13,145,481	—	—	13,145,481
Food & Staples Retailing	34,938,245	3,573,405	—	38,511,650
Food Products	24,010,363	15,840,137	—	39,850,500
Health Care Equipment & Supplies	6,905,567	—	—	6,905,567
Health Care Providers & Services	19,017,141	—	—	19,017,141
Hotels, Restaurants & Leisure	—	565,013	—	565,013
Household Durables	2,601,376	—	—	2,601,376
Independent Power Producers & Energy Traders	6,873,928	—	—	6,873,928
Industrial Conglomerates	4,986,595	18,466,504	—	23,453,099
Insurance	28,859,220	4,442,163	—	33,301,383
Leisure Equipment & Products	8,526,274	—	—	8,526,274
Marine	—	9,448,855	—	9,448,855
Media	31,318,706	1,572,692	—	32,891,398
Multi-Utilities	—	2,853,099	—	2,853,099
Office Electronics	10,205,542	—	—	10,205,542

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

Description	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$22,644,994	$6,147,847	$—	$28,792,841
Paper & Forest Products	25,002,818	—	—	25,002,818
Pharmaceuticals	17,539,119	6,381,737	—	23,920,856
Real Estate	—	—	3,389,410	3,389,410
Real Estate Investment Trusts (REITs)	5,676,115	3,984,017	—	9,660,132
Real Estate Management & Development	3,136,956	—	—	3,136,956
Semiconductors & Semiconductor Equipment	13,084,163	—	—	13,084,163
Software	15,455,886	5,596,805	—	21,052,691
Tobacco	30,149,585	35,479,989	—	65,629,574
Wireless Telecommunication Services	—	10,798,955	—	10,798,955
Total Common Stocks	432,009,089	200,787,831	3,389,410	636,186,330
Total Preferred Stock	—	6,653,959	—	6,653,959
Short-Term Investments
Mutual Funds	42,298,179	—	—	42,298,179
Repurchase Agreement	—	18,746,000	—	18,746,000
U.S. Treasuries	—	24,988,948	—	24,988,948
Total Short-Term Investments	42,298,179	43,734,948	—	86,033,127
Total Investments	$474,307,268	$292,531,291	$3,389,410	$770,227,969

Forward Contracts**
Forward Contracts to Buy (Appreciation)	$—	$57,197	$—	$57,197
Forward Contracts to Buy (Depreciation)	—	(511,379)	—	(511,379)
Forward Contracts to Sell (Appreciation)	—	10,882,232	—	10,882,232
Forward Contracts to Sell (Depreciation)	—	(693,937)	—	(693,937)
Total Forward Contracts	—	9,734,113	—	9,734,113

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized Appreciation / (Depreciation)	Net Purchases	Net Transfers out of Level 3	Balance as of June 30, 2010
Common Stocks
Diversified Financial Services	$1,034,000	$—	$—	$1,034,000	$—
Real Estate	—	(283,766)	3,673,176	—	3,389,410

Total	$1,034,000	$(283,766)	$3,673,176	$1,034,000	$3,389,410

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$751,481,969
Repurchase Agreement	18,746,000
Cash	520
Cash denominated in foreign currencies (c)	1,101,844
Receivable for investments sold	2,065,073
Receivable for shares sold	731,820
Dividends receivable	2,008,102
Interest receivable	278,226
Unrealized appreciation on forward currency contracts	10,939,429

Total assets	787,352,983

Liabilities
Due to Adviser	15,871
Payables for:
Investments purchased	8,590,351
Shares redeemed	94,140
Unrealized depreciation on forward currency contracts	1,205,316
Collateral for securities loaned	42,298,179
Accrued Expenses:
Management fees	497,031
Distribution and service fees - Class B	38,481
Administration fees	4,092
Custodian and accounting fees	22,957
Deferred trustees' fees	11,173
Other expenses	43,203

Total liabilities	52,820,794

Net Assets	$734,532,189

Net Assets Represented by
Paid in surplus	$656,994,731
Accumulated net realized gain	37,318,078
Unrealized appreciation on investments and foreign currency transactions	37,316,111
Undistributed net investment income	2,903,269

Net Assets	$734,532,189

Net Assets
Class A	$549,553,967

Class B	184,978,222

Capital Shares Outstanding*
Class A	72,410,172

Class B	24,496,574

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.59

Class B	7.55

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $723,902,958.
(b)	Includes securities loaned at value of $41,355,718.
(c)	Identified cost of cash denominated in foreign currencies was $1,113,337.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$10,236,630
Interest (b)	2,004,411

Total investment income	12,241,041

Expenses
Management fees	3,267,785
Administration fees	25,655
Deferred Expense Reimbursement	139,371
Custodian and accounting fees	145,020
Distribution and service fees - Class B	216,818
Audit and tax services	15,426
Legal	17,527
Trustees’ fees and expenses	12,203
Shareholder reporting	46,343
Miscellaneous	3,225

Total expenses	3,889,373

Net investment income	8,351,668

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain on:
Investments	26,203,875
Foreign currency transaction	14,501,727

Net realized gain on investments and foreign currency transactions	40,705,602

Net change in unrealized appreciation (depreciation) on:
Investments	(88,549,515)
Foreign currency transaction	4,930,066

Net change in unrealized depreciation on investments and foreign currency transaction	(83,619,449)

Net realized and unrealized loss on investments and foreign currency transactions	(42,913,847)

Net Decrease in Net Assets from Operations	$(34,562,179)

(a)	Net of foreign withholding taxes of $765,383.
(b)	Includes net income on securities loaned of $396,535.

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$8,351,668	$7,152,750
Net realized gain on investments and foreign currency transactions	40,705,602	973,076
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(83,619,449)	148,394,634

Net increase (decrease) in net assets resulting from operations	(34,562,179)	156,520,460

Distributions to Shareholders
From net investment income
Class A	—	—
Class B	—	—
From net realized gains
Class A	(9,081,969)	—
Class B	(2,364,247)	—

Net decrease in net assets resulting from distributions	(11,446,216)	—

Net increase (decrease) in net assets from capital share transactions	(28,540,242)	529,757,343

Net Increase (Decrease) in Net Assets	(74,548,637)	686,277,803
Net assets at beginning of period	809,080,826	122,803,023

Net assets at end of period	$734,532,189	$809,080,826

Undistributed (distributions in excess) of net investment income	$2,903,269	$(5,448,399)

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	6,655,135	$55,206,936	69,470,732	$454,214,814
Reinvestments	1,047,517	9,081,969	—	—
Redemption	(16,358,029)	(139,950,501)	(2,425,133)	(18,383,588)

Net increase (decrease)	(8,655,377)	$(75,661,596)	67,045,599	$435,831,226

Class B
Sales	6,656,892	$54,413,268	15,407,187	$105,080,118
Reinvestments	273,957	2,364,247	—	—
Redemptions	(1,184,837)	(9,656,161)	(1,587,956)	(11,154,001)

Net increase	5,746,012	$47,121,354	13,819,231	$93,926,117

Increase (decrease) derived from capital shares transactions		$(28,540,242)		$529,757,343

See accompanying notes to financial statements.

13

MET INVESTORS SERIES TRUST

Met/Franklin Mutual Shares Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008(b)
Net Asset Value, Beginning of Period	$8.11	$6.48	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.08	0.11	0.07
Net Realized/Unrealized Gain (Loss) on Investments	(0.49)	1.52	(3.40)

Total From Investment Operations	(0.41)	1.63	(3.33)

Less Distributions
Dividends from Net Investment Income	—	—	(0.19)
Distributions from Net Realized Capital Gains	(0.11)	—	—
Distributions from Return of Capital	—	—	(0.00)+

Total Distributions	(0.11)	—	(0.19)

Net Asset Value, End of Period	$7.59	$8.11	$6.48

Total Return (%)	(5.25)	25.15	(33.20)

Ratios/Supplemental data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.90	0.90	0.90 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.90	0.90	1.32 *
Ratio of Net Investment Income to Average Net Assets (%)	2.07	1.47	1.29 *
Portfolio Turnover Rate (%)	20.6	60.8	23.6
Net Assets, End of Period (in millions)	$549.6	$657.6	$90.9

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008(b)
Net Asset Value, Beginning of Period	$8.08	$6.47	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.08	0.09	0.05
Net Realized/Unrealized Gain (loss) on Investments	(0.50)	1.52	(3.39)

Total From Investment Operations	(0.42)	1.61	(3.34)

Less Distributions
Dividends from Net Investment Income	—	—	(0.19)
Distributions from Net Realized Capital Gains	(0.11)	—	—
Distributions from Return of Capital	—	—	(0.00)+

Total Distributions	(0.11)	—	(0.19)

Net Asset Value, End of Period	$7.55	$8.08	$6.47

Total Return (%)	(5.39)	24.88	(33.36)

Ratios/Supplemental data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.15	1.15	1.15 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.15	1.15	1.60 *
Ratio of Net Investment Income to Average Net Assets (%)	1.93	1.27	1.05 *
Portfolio Turnover Rate (%)	20.6	60.8	23.6
Net Assets, End of Period (in millions)	$185.0	$151.5	$31.9

*	Annualized
+	Distributions from return of capital were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/2008.

See accompanying notes to financial statements.

14

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Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Franklin Mutual Shares Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Companies (“Metlife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Franklin Mutual Advisers, LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months June 30, 2010	% per annum	Average Daily Net Assets

$3,267,785	0.800%	ALL

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009	2010
		Subject to repayment until December 31,
Class A	Class B	2013	2014	2015

0.90%	1.15%	$—	$—	$—

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Adviser in accordance with the Expense Limitation Agreement during the six months ended June 30, 2010:                    $139,371

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$204,954,799	$—	$150,334,553

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tends to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the option contract, or if the counterparty to the option contract is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying instrument.

At June 30, 2010, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$10,939,429	Unrealized depreciation on forward foreign currency exchange contracts	$(1,205,316)

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

Foreign Currency Exchange
Location Statement of Operations—Net Realized Gain (Loss)

Foreign currency transactions	$14,501,727

Location Statement of Operations—Net Change in Unrealized Gain (Loss)

Foreign currency transactions	$4,888,411

For the six months ended June 30, 2010, the average per contract outstanding for each derivative type was as follows:

Average Number of Contracts, Notional Amounts or Shares/Unit	Foreign Currency Risk

Foreign currency transactions	$216,799,136

6. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/19/2010	State Street Bank and Trust Company	193,400	AUD	$163,086	$164,111	$(1,025)
11/10/2010	Bank of America Securities LLC	966,300	CHF	899,227	876,423	22,804
7/23/2010	Bank of America Securities LLC	1,451,900	DKK	239,574	248,475	(8,901)
7/23/2010	Deutsche Bank Securities, Inc.	1,235,000	DKK	203,784	202,114	1,670
7/23/2010	State Street Bank and Trust Company	3,149,566	DKK	519,701	543,884	(24,183)

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/23/2010	State Street Bank and Trust Company	1,378,000	DKK	$227,380	$232,715	$(5,335)
7/16/2010	Barclays Capital, Inc.	1,925,587	EUR	2,366,806	2,510,128	(143,322)
7/16/2010	Deutsche Bank Securities, Inc.	699,969	EUR	860,357	864,042	(3,685)
7/16/2010	Deutsche Bank Securities, Inc.	2,160,000	EUR	2,654,932	2,646,972	7,960
7/16/2010	State Street Bank and Trust Company	903,854	EUR	1,110,958	1,177,956	(66,998)
7/16/2010	State Street Bank and Trust Company	300,000	EUR	368,741	361,344	7,397
8/12/2010	Deutsche Bank Securities, Inc.	678,000	GBP	1,013,381	1,013,461	(80)
10/20/2010	Deutsche Bank Securities, Inc.	16,300,000	JPY	184,527	173,432	11,095
10/20/2010	State Street Bank and Trust Company	31,540,000	JPY	357,054	351,589	5,465
8/16/2010	Bank of America Securities LLC	3,681,000	NOK	566,301	619,906	(53,605)
8/16/2010	Bank of America Securities LLC	5,540,000	NOK	852,298	884,137	(31,839)
8/16/2010	Barclays Capital, Inc.	7,501,524	NOK	1,154,067	1,240,879	(86,812)
8/16/2010	Deutsche Bank Securities, Inc.	3,700,000	NOK	569,224	612,502	(43,278)
8/16/2010	Deutsche Bank Securities, Inc.	1,577,700	NOK	242,720	242,536	184
8/16/2010	State Street Bank and Trust Company	2,770,000	NOK	426,149	464,813	(38,664)
8/16/2010	State Street Bank and Trust Company	2,040,000	NOK	313,843	314,165	(322)
8/16/2010	State Street Bank and Trust Company	2,580,050	NOK	396,926	400,256	(3,330)
8/16/2010	State Street Bank and Trust Company	1,801,400	NOK	277,135	276,513	622

						$(454,182)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/19/2010	Deutsche Bank Securities, Inc.	1,006,300	AUD	$848,571	$872,462	$23,891
11/10/2010	Bank of America Securities LLC	629,000	CHF	585,340	553,186	(32,154)
11/10/2010	Deutsche Bank Securities, Inc.	20,075,179	CHF	18,681,720	18,217,041	(464,679)
7/23/2010	Bank of America Securities LLC	1,732,000	DKK	285,793	282,227	(3,566)
7/23/2010	State Street Bank and Trust Company	24,209,526	DKK	3,994,747	4,348,288	353,541
7/23/2010	State Street Bank and Trust Company	3,400,000	DKK	561,025	565,912	4,887
7/16/2010	Bank of America Securities LLC	59,266,631	EUR	72,846,697	81,017,484	8,170,787
7/16/2010	Bank of America Securities LLC	328,577	EUR	403,866	444,736	40,870
7/16/2010	Deutsche Bank Securities, Inc.	333,787	EUR	410,270	448,911	38,641
7/16/2010	Deutsche Bank Securities, Inc.	166,430	EUR	204,566	205,133	567
7/16/2010	State Street Bank and Trust Company	1,217,589	EUR	1,496,582	1,664,932	168,350
7/16/2010	State Street Bank and Trust Company	1,348,195	EUR	1,657,114	1,823,474	166,360
7/16/2010	State Street Bank and Trust Company	393,382	EUR	483,520	532,337	48,817
7/16/2010	State Street Bank and Trust Company	654,322	EUR	804,250	874,574	70,324
7/16/2010	State Street Bank and Trust Company	1,443,585	EUR	1,774,361	1,944,090	169,729
7/16/2010	State Street Bank and Trust Company	2,700,000	EUR	3,318,665	3,663,954	345,289
7/16/2010	State Street Bank and Trust Company	671,674	EUR	825,578	903,395	77,817
7/16/2010	State Street Bank and Trust Company	181,418	EUR	222,987	244,301	21,314
7/16/2010	State Street Bank and Trust Company	105,232	EUR	129,344	140,985	11,641
7/16/2010	State Street Bank and Trust Company	113,246	EUR	139,195	150,498	11,303

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/16/2010	State Street Bank and Trust Company	970,000	EUR	$1,192,261	$1,191,936	$(325)
7/16/2010	State Street Bank and Trust Company	313,575	EUR	385,426	383,897	(1,529)
8/12/2010	Barclays Capital, Inc.	35,439,841	GBP	52,970,605	53,071,162	100,557
8/12/2010	Deutsche Bank Securities, Inc.	375,974	GBP	561,955	557,006	(4,949)
8/12/2010	State Street Bank and Trust Company	1,000,000	GBP	1,494,663	1,481,470	(13,193)
10/20/2010	Barclays Capital, Inc.	356,942,257	JPY	4,040,829	3,867,825	(173,004)
8/16/2010	Bank of America Securities LLC	2,834,000	NOK	435,995	435,457	(538)
8/16/2010	Deutsche Bank Securities, Inc.	65,812,602	NOK	10,124,895	11,019,457	894,562
8/16/2010	Deutsche Bank Securities, Inc.	3,400,000	NOK	523,071	569,019	45,948
8/16/2010	Deutsche Bank Securities, Inc.	3,996,700	NOK	614,869	673,980	59,111
8/16/2010	State Street Bank and Trust Company	1,250,000	NOK	192,305	212,391	20,086
8/16/2010	State Street Bank and Trust Company	2,689,695	NOK	413,794	451,634	37,840

						$10,188,295

AUD-Australian Dollar

CHF-Swiss Franc

DKK-Danish Krone

EUR-Euro

GBP-Great Britain Pound

JPY-Japanese Yen

NOK-Norwegian Krone

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

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Met/Franklin Mutual Shares Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Return of Capital		Total
2009	2008	2009	2008	2009	2008	2009	2008

$—	$3,467,847	$—	$ —	$—	$26,460	$—	$3,494,307

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards and Post October Loss Deferrals	Total

$11,446,134	$—	$112,107,237	$—	$123,553,371

10. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

11. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22

MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Met/Franklin Templeton Founding Strategy Portfolio had a return of -5.68% and -5.91% for Class A and B Shares, respectively, versus -6.65% for its benchmark, the S&P 500 Index1.

Market Environment/Conditions

After a strong start in 2010, common stocks fell sharply from May onward due to concerns about the overall economy and the sovereign debt crisis in Europe. The Standard & Poor’s 500 Index fell 6.65% during the six month period ending June 2010. The index’s second quarter return of -11.40% broke the streak of four straight quarters of positive returns. During the first half of 2010, stocks of larger companies generally fell more than the stocks of mid and smaller sized companies and growth style stocks fell more than value style stocks. The consumer and industrial sectors, while both down for the period, held up better than the energy, technology, and materials sector. Foreign stocks, as measured by the MSCI EAFE Index2, were down 13.23% during the six months ending June. On a local currency basis, foreign stocks were down only 7.34% with the remainder of the decline coming from a stronger dollar, which makes foreign securities less valuable to the U.S. dollar based investor. On a regional basis, Europe was down the most among developed countries, while Japan was down only modestly. Emerging market and small cap foreign stocks generally held up better than stocks of larger companies from developed countries. In response to concerns about the strength and duration of the economic recovery, Treasury yields fell as investors sought the safety of government securities. Spreads between these relatively safe Treasuries and riskier corporate bonds widened as investors worried about borrowers’ abilities to repay loans in an uncertain economic environment.

Portfolio Review/Current Positioning

The Portfolio is a “fund of funds” consisting of three portfolios of the Met Investors Series Trust subadvised by the Franklin Templeton organization: the Met/Franklin Mutual Shares Portfolio, the Met/Templeton Growth Portfolio, and the Met/Franklin Income Portfolio. The Portfolio’s strategy is to hold one-third of its assets in each of the underlying portfolios and to rebalance the Portfolio on a quarterly basis. MetLife Advisers expects that the combination of these three underlying portfolios will provide a diversified portfolio with exposure to both bonds and stocks, including foreign stocks. The Portfolio’s holding of approximately 25% to 30% of its assets in cash and bonds provided a performance cushion when stock prices fell sharply late in the period. However, the approximate 70% equity exposure resulted in the Portfolio’s negative return, although it did hold up better than an all-equity index.

Among the component portfolios, the Met/Franklin Income Portfolio, with its significant (over 50%) fixed income exposure, contributed the most to the Founding Strategy Portfolio’s six-month performance relative to its primary benchmark, the S&P 500. Franklin Income, even with nearly 40% of its assets in equities and a large exposure to high yield bonds, was able to limit its decline to less than 0.10%. The largest equity contributors included Newmont Mining, Citigroup Holdings and Felcor Lodging Trust convertible preferred stock, while detractors included energy holdings Exxon Mobil and BP.

The Met/Franklin Mutual Shares Portfolio’s strong relative performance was due in part to its exposure to cash, which provided ballast in a falling equity market, along with good stock selection. Three holdings that added significantly to the Portfolio’s relative performance were Dr. Pepper Snapple Group; A.P. Moller-Maersk, a Danish industrial conglomerate; and Berkshire Hathaway.

The Met/Templeton Growth Portfolio’s over weighted allocation in the consumer discretionary sector, particularly stock selection in the automotive industry and overweighting in the media industry, boosted relative results. Among the Portfolio’s automotive holdings, South Korea’s Hyundai Motors performed well, mainly due to strong operating results and the prospect of increased Chinese auto demand as the strengthening yuan boosted purchasing power. Two U.S. telecommunications, cable television and Internet services providers, Time Warner Cable and Comcast, were key contributors to Portfolio performance during the period.

Investment Committee

MetLife Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as of June 30, 2010 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Met/Franklin Income Portfolio (Class A)	35.5
Met/Franklin Mutual Shares Portfolio (Class A)	32.6
Met/Templeton Growth Portfolio (Class A)	31.9

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MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

Met/Franklin Templeton Founding Strategy Portfolio managed by

MetLife Advisers, LLC vs. S&P 500 Index1

	Average Annual Return (for the six months ended 6/30/10)[3]
	6 Month	1 Year	Since Inception[4]
Met/Franklin Templeton Founding Strategy Portfolio—Class A	-5.68%	13.84%	-6.51%
Class B	-5.91%	13.46%	-6.75%
S&P 500 Index[1]	-6.65%	14.43%	-10.99%

The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market- weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

2 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of the Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A(a)(b)
Actual	0.87%	$1,000.00	$943.20	$4.17
Hypothetical	0.87%	1,000.00	1,020.50	4.33

Class B(a)(b)
Actual	1.12%	$1,000.00	$940.90	$5.37
Hypothetical	1.12%	1,000.00	1,019.26	5.58

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

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MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Funds - 100.0%
Affiliated Investment Companies - 100.0%
Met/Franklin Income Portfolio (Class A)(a)	25,219,266	$241,600,568
Met/Franklin Mutual Shares Portfolio (Class A)(a)	29,290,683	222,316,287
Met/Templeton Growth Portfolio (Class A)(a)	28,414,444	217,654,637

Total Mutual Funds (Cost $646,370,412)		681,571,492

Total Investments - 100.0% (Cost $646,370,412#)		681,571,492

Other Assets And Liabilities (net) - 0.0%		(183,755)

Net Assets - 100.0%		$681,387,737

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $35,201,080 and $0, respectively, resulting in a net unrealized appreciation of $35,201,080.
(a)	A Portfolio of Met Investors Series Trust.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$681,571,492	$—	$—	$681,571,492
Total Investments	$681,571,492	$—	$—	$681,571,492

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$681,571,492
Receivable for shares sold	1,068,222
Receivable from Adviser	7,453

Total assets	682,647,167

Liabilities
Payables for:
Investments purchased	955,249
Shares redeemed	111,054
Accrued Expenses:
Management fees	26,974
Distribution and service fees - Class B	142,658
Administration fees	2,563
Custodian and accounting fees	4,120
Deferred trustees’ fees	11,173
Other expenses	5,639

Total liabilities	1,259,430

Net Assets	$681,387,737

Net Assets Represented by
Paid in surplus	$643,584,931
Accumulated net realized loss	(10,013,573)
Unrealized appreciation on investments	35,201,080
Undistributed net investment income	12,615,299

Net Assets	$681,387,737

Net Assets
Class A	$1,167,235

Class B	680,220,502

Capital Shares Outstanding*
Class A	137,837

Class B	80,649,298

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.47

Class B	8.43

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $646,370,412.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$13,653,883

Total investment income	13,653,883

Expenses
Management fees	162,456
Administration fees	12,563
Custodian and accounting fees	12,562
Distribution and service fees - Class B	858,989
Audit and tax services	8,946
Legal	17,356
Trustees’ fees and expenses	12,198
Miscellaneous	2,226

Total expenses	1,087,296
Less expenses reimbursed by the Adviser	(56,230)

Net expenses	1,031,066

Net investment income	12,622,817

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(4,272,623)
Capital gain distributions from Underlying Portfolios	4,550,264

Net realized gain on investments and capital gain distributions from Underlying Portfolios	277,641

Net change in unrealized depreciation on investments	(56,812,675)

Net realized and unrealized loss on investments	(56,535,034)

Net Decrease in Net Assets from Operations	$(43,912,217)

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$12,622,817	$(1,398,480)
Net realized gain (loss) on investments and capital gain distributions from Underlying Portfolios	277,641	(8,657,895)
Net change in unrealized appreciation (depreciation) on investments	(56,812,675)	152,014,257

Net increase (decrease) in net assets resulting from operations	(43,912,217)	141,957,882

Distributions to Shareholders
From net investment income
Class A	—	—
Class B	—	—
From net realized gains
Class A	(4)	—
Class B	(2,521)	—

Net decrease in net assets resulting from distributions	(2,525)	—

Net increase in net assets from capital share transactions	59,360,698	247,306,353

Net Increase in Net Assets	15,445,956	389,264,235
Net assets at beginning of period	665,941,781	276,677,546

Net assets at end of period	$681,387,737	$665,941,781

Undistributed (distributions in excess of) net investment income at end of period	$12,615,299	$(7,518)

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	27,829	$251,012	76,041	$630,966
Reinvestments	—	4	—
Redemption	(6,664)	(60,130)	(6,820)	(54,126)

Net increase	21,165	$190,886	69,221	$576,840

Class B
Sales	12,463,210	$112,514,364	43,526,092	$317,493,103
Reinvestments	267	2,521	—
Redemptions	(6,042,022)	(53,347,073)	(8,929,017)	(70,763,590)

Net increase	6,421,455	$59,169,812	34,597,075	$246,729,513

Increase derived from capital shares transactions		$59,360,698		$247,306,353

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008(b)
Net Asset Value, Beginning of Period	$8.98		$6.97	$10.00

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.17		(0.00)+	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)		2.01	(2.97)

Total From Investment Operations	(0.51)		2.01	(2.89)

Less Distributions
Distributions from Net Investment Income	—		—	(0.14)
Distributions from Net Realized Capital Gains	(0.00	)++	—	—

Total distributions	(0.00	)++	—	(0.14)

Net Asset Value, End of Period	$8.47		$8.98	$6.97

Total Return (%)	(5.68)		28.84	(28.92)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(c)	0.05	*	0.05	0.05 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(d)	0.07	*	0.08	0.44 *
Ratio of Net Investment Income to Average Net Assets (%)(e)	3.92	*	(0.04)	1.23 *
Portfolio Turnover Rate (%)	4.3		6.7	4.4
Net assets, End of Period (in millions)	$1.2		$1.0	$0.3

	Class B
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008(b)
Net Asset Value, Beginning of Period	$8.96		$6.97	$10.00

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.16		(0.02)	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)		2.01	(3.16)

Total From Investment Operations	(0.53)		1.99	(2.90)

Less Distributions
Distributions from Net Investment Income	—		—	(0.13)
Distributions from Net Realized Capital Gains	(0.00	)+	—	—

Total Distributions	(0.00	)++	—	(0.13)

Net Asset Value, End of Period	$8.43		$8.96	$6.97

Total Return (%)	(5.91)		28.55	(28.98)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(c)	0.30	*	0.30	0.30 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(d)	0.32	*	0.33	0.38 *
Ratio of Net Investment Income to Average Net Assets (%)(e)	3.67	*	(0.29)	4.97 *
Portfolio Turnover Rate (%)	4.3		6.7	4.4
Net assets, End of Period (in millions)	$680.2		$664.9	$276.3

*	Annualized
+	Net investment loss was less than $0.01.
++	Distributions from net realized capital gains were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2008.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Franklin Templeton Founding Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is a “fund of funds” that invests, on a fixed percentage basis, in a combination of the Trust’s portfolios sub-advised by subsidiaries of Franklin Resources, Inc. (collectively, “Franklin Templeton”), which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio’s assets will be allocated on an equal basis (33 1/3%) among the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the “Underlying Portfolios”), each of which is a separate portfolio of the Trust.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

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Met/Franklin Templeton Founding Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$162,456	0.05%	First $500 Million

	0.04%	$500 Million to $1 Billion

	0.03%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009	2010
		Subject to repayment until December 31,
Class A	Class B	2013	2014	2015

0.05%	0.30%	$85,140	$133,123	$56,230

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

11

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Met/Franklin Templeton Founding Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$105,916,117	$—	$29,349,365

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2010 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

Met/Franklin Income*	21,844,665	4,304,859	(930,258)	25,219,266

Met/Franklin Mutual Shares*	27,262,974	3,596,744	(1,569,035)	29,290,683

Met/Templeton Growth*	25,577,978	3,759,334	(922,869)	28,414,443

* The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2010. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Loss on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

Met/Franklin Income	$(90,149)	$1,443,977	$10,727,335	$241,600,568

Met/Franklin Mutual Shares	(2,627,227)	3,106,287	—	222,316,287

Met/Templeton Growth	(1,555,247)	—	2,926,548	217,654,637

12

MET INVESTORS SERIES TRUST

Met/Franklin Templeton Founding Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2009	2008	2009	2008	2009	2008
$—	$5,068,146	$—	$—	$—	$5,068,146

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$—	$2,460	$81,722,606	$—	$81,725,066

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

13

MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

Managed by Templeton Global Advisors Limited

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Met/Templeton Growth Portfolio had a return of -11.72% and -11.86% for Class A and B Shares, respectively, versus -9.84% for its benchmark, the Morgan Stanley Capital International (MSCI) World Index.1

Market Environment/Conditions

During the six months under review, economic indicators remained mixed. The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand. Labor market weakness persisted, however, and U.S. property markets declined further after a stimulus tax credit for first-time homebuyers expired. Corporate fundamentals remained strong, and the majority of earnings announcements from companies around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. Stock markets, however, largely ignored these encouraging business fundamentals and instead reacted to economic news and sovereign debt worries, which led to across-the-board equity sector declines. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. Policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

Global equities entered 2010 with positive momentum as corporate earnings and economic indicators continued to recover from the worst recessionary conditions in a half century. Significant downward volatility returned in the latter part of the period after growing concerns about the state of sovereign finances accompanied by several sovereign credit downgrades in Europe, along with renewed worries about the sustainability of the fragile economic recovery, triggered a broad-based sell-off. A resurgence in investor risk aversion caused the more economically sensitive and cyclical sectors that had led returns since the market bottomed in March 2009 to markedly lag behind the more defensive or counter-cyclical sectors that had been relatively out of favor. European policymakers responded to credit market fears by pledging €750 billion in liquidity to help stabilize markets and forestall government debt defaults. This intervention, however, did little to quell investor anxiety. Most equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006 and a renewed flight to safety further compressed already meager U.S. Treasury yields.

Portfolio Review/Current Positioning

The return of significant negative volatility during the period was reflected in broad-based declines across most global equity markets and industry sectors. Portfolio returns lagged the MSCI World Index during the review period primarily due to stock selection in the health care and energy sectors. In the health care sector, European pharmaceutical companies, including France’s Sanofi-Aventis and the U.K.’s GlaxoSmithKline Plc, were among the Portfolio’s main detractors. Fiscal austerity measures necessitated by Europe’s worsening sovereign debt crisis sparked concerns that governmental budgetary constraints could force reimbursement rates lower and potentially weaken regional pharmaceutical companies. We conservatively forecasted this scenario into our financial models, and at period-end we believed the Portfolio’s health care holdings still represented significant value even after we factored in the potential reimbursement rates. Our energy sector allocation also detracted from performance, largely due to our exposure to BP, the British oil company that operated the failed Deepwater Horizon rig in the Gulf of Mexico. At period-end, we believed that although BP remained fundamentally attractive from a long-term investment perspective, the wide range of external factors influencing the stock and the potential for continued volatility and uncertainty warranted a heightened degree of near-term caution.

From a geographic perspective, the Portfolio’s overweighted European allocation was a major hinderance, largely due to the region’s sovereign credit weakness, macroeconomic uncertainty and a flagging currency that compounded U.S.-dollar investment losses with an unfavorable foreign exchange impact. Stock selection in Germany and Spain helped relative returns, offset by stock selection in the U.K. and an overweighting in France. The Portfolio’s underweighted position in the Japanese and U.S. markets, which showed more limited losses during the turbulent review period, also detracted significantly from relative performance.

The Portfolio’s overweighted allocation in the consumer discretionary sector, particularly stock selection in the automotive industry and overweighting in the media industry, boosted relative results. Among the Portfolio’s automotive holdings, South Korea’s Hyundai Motors Co. performed well, mainly due to strong operating results and the prospect of increased Chinese auto demand as the strengthening yuan boosted purchasing power. U.S. telecommunications, cable television and Internet services providers Time Warner Cable, Inc. and Comcast Corp. were key contributors to Portfolio performance during the period, largely due to an improved advertising market and growing consumer demand for broadband services. Among emerging market countries, stocks from China, South Korea and India were among the Portfolio’s best contributors to relative results.

During the review period, there were no major strategic changes to the Portfolio, and we continued to buy shares of companies whose long-term earnings growth, cash-flow generating capability and asset value potential were misunderstood or undervalued by the market in our analysis. We also sold shares of companies that appeared fully or overvalued. The largest new acquisition was a stake in U.S.-based oilfield services firm Baker Hughes, Inc. The stock lagged the market’s recovery rally due to concerns over a recent acquisition that we believed were exaggerated. Over the long term, we think Baker Hughes is well positioned to benefit from an industry shift toward integrated services, and we sought to take advantage of depressed valuations to initiate a position at about half the stock’s long-term average valuation. Other significant new purchases include U.S. bank Bank of America Corp., U.S. networking equipment manufacturer Brocade Communication Systems, Inc. and French energy

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MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

Managed by Templeton Global Advisors Limited

Portfolio Manager Commentary* (continued)

production and rail transport conglomerate Alstom S.A. Significant liquidations included Norwegian oilfield services firm Aker Solutions and U.S. medical equipment manufacturer Boston Scientific for losses, and U.S. motorcycle manufacturer Harley-Davidson for a gain.

We maintain that Europe offers very attractive investment opportunities. While sentiment in the region remained depressed (equity sector risk appetite was the lowest of all the major regions in the world), at period-end Europe was cheaper than any other region in the world on current earnings, forward earnings and book value, and traded at roughly half its long-term average on each metric. European equities also offer some of the highest free cash flow yields in the world as well as dividend yields on par with the longest-dated Treasury bonds. Furthermore, despite uneven debt distribution, total leverage in Europe is lower than in the U.S., the U.K. and Japan, and policymakers in the region responded aggressively to the crisis, offering aid and expressing a concerted desire to hold down the currency to boost exports and ease the burdens of sovereign debtors. From a sector and style perspective, we found the highest concentration of values among larger cap multinationals in the consumer discretionary, telecommunications, technology and health care sectors. Although current imbalances in the global financial system represent a formidable challenge for policymakers and equity investors, we feel that corporate fundamentals remain strong, excess corporate leverage has been reduced, valuations are selectively very attractive and emerging markets represent powerful global growth catalysts for companies in a number of industries.

Team Managed Approach

Lisa F. Myers CFA

Tucker Scott CFA

Cynthia L. Sweeting CFA

Templeton Global Advisors Limited

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Accenture Plc—Class A	2.4
Amgen, Inc.	2.3
Oracle Corp.	2.1
Microsoft Corp.	1.9
Sanofi-Aventis	1.9
Comcast Corp.—Special Class A	1.7
Pfizer, Inc.	1.6
Vodafone Group Plc	1.6
News Corp.—Class A	1.6
GlaxoSmithKline Plc	1.5

Top Sectors

% of Market Value
Communications	18.4
Non-Cyclical	18.3
Financials	11.9
Technology	11.6
Industrials	10.4
Energy	9.2
Cyclical	9.1
Short-Term Investments	8.4
Basic Materials	1.9
Diversified	0.8

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MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

Met/Templeton Growth Portfolio managed by

Templeton Global Advisors Limited vs. Morgan Stanley Capital International (MSCI) World Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	Since Inception[3]
Met/Templeton Growth Portfolio—Class A	-11.72%	9.02%	-10.80%
Class B	-11.86%	8.62%	-11.04%
Morgan Stanley Capital International (MSCI) World Index[1]	-9.84%	10.20%	-13.83%

The performance of Class B shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Morgan Stanley Capital International (MSCI) World Index is an unmanaged free-float adjusted market capitalization index that is designed to measure global developed market equity performance. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3Inception of Class A and Class B shares is 4/28/08. Index returns are based on an inception date of 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.80%	$1,000.00	$882.83	$3.73
Hypothetical	0.80%	1,000.00	1,020.83	4.01

Class B
Actual	1.05%	$1,000.00	$881.36	$4.90
Hypothetical	1.05%	1,000.00	1,019.59	5.26

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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Met/Templeton Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 93.2%
Aerospace & Defense - 0.6%
BAE Systems Plc	256,230	$1,190,843
Empresa Brasileira de Aeronautica S.A. (ADR)(a)	25,230	528,568

		1,719,411

Air Freight & Logistics - 2.7%
Deutsche Post AG	115,690	1,686,718
FedEx Corp.	32,540	2,281,379
United Parcel Service, Inc. - Class B	61,860	3,519,216

		7,487,313

Auto Components - 0.6%
Compagnie Generale des Etablissements Michelin - Class B(a)	24,450	1,712,981

Automobiles - 2.8%
Bayerische Motoren Werke (BMW) AG	42,370	2,059,751
Hyundai Motor Co.	33,700	3,947,686
Toyota Motor Corp.	54,400	1,868,879

		7,876,316

Biotechnology - 2.8%
Amgen, Inc.*	119,810	6,302,006
Biogen Idec, Inc.*	31,991	1,517,973

		7,819,979

Capital Markets - 0.6%
Bank of New York Mellon Corp.	48,290	1,192,280
UBS AG*	39,420	522,680

		1,714,960

Commercial & Professional Services - 0.4%
Brambles, Ltd.	103,316	474,491
Rentokil Initial Plc*	373,350	593,006

		1,067,497

Commercial Banks - 3.8%
DBS Group Holdings, Ltd.	236,500	2,297,998
HSBC Holdings Plc	252,800	2,315,893
ICICI Bank, Ltd. (ADR)	54,080	1,954,451
Intesa Sanpaolo	493,125	1,305,172
KB Financial Group, Inc.	37,097	1,416,073
UniCredito Italiano S.p.A.	569,839	1,271,286

		10,560,873

Communications Equipment - 2.2%
Brocade Communications Systems, Inc.*	195,000	1,006,200
Cisco Systems, Inc.*	156,610	3,337,359
Telefonaktiebolaget LM Ericsson - Class B	161,731	1,810,946

		6,154,505

Security Description	Shares	Value

Computers & Peripherals - 1.1%
Dell, Inc.*	111,980	$1,350,479
Lite-On Technology Corp.	1,002,858	1,096,989
Seagate Technology*	57,910	755,146

		3,202,614

Construction Materials - 0.6%
CRH Plc	81,718	1,708,021

Consumer Finance - 0.8%
American Express Co.	58,820	2,335,154

Diversified Financial Services - 1.5%
Bank of America Corp.	43,130	619,778
ING Groep N.V.*	285,064	2,127,182
JPMorgan Chase & Co.	37,370	1,368,116

		4,115,076

Diversified Telecommunication Services - 4.7%
AT&T, Inc.	43,610	1,054,926
China Telecom Corp., Ltd. (ADR)	30,950	1,483,124
France Telecom S.A.(a)	157,660	2,734,356
Singapore Telecommunications, Ltd.	1,711,000	3,695,033
Telefonica S.A.	103,436	1,919,784
Telekom Austria AG	55,330	618,153
Telenor ASA	120,910	1,523,734

		13,029,110

Electrical Equipment - 0.5%
Alstom S.A.(a)	19,760	895,586
Shanghai Electric Group Co., Ltd.*	1,190,000	524,769

		1,420,355

Electronic Equipment, Instruments & Components - 1.6%
Flextronics International, Ltd.*	233,810	1,309,336
FUJIFILM Holdings Corp.	39,000	1,120,734
Tyco Electronics, Ltd.	78,510	1,992,584

		4,422,654

Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	47,340	1,967,924
Halliburton Co.	102,990	2,528,405
SBM Offshore N.V.	54,836	786,530

		5,282,859

Food & Staples Retailing - 1.3%
CVS Caremark Corp.	63,078	1,849,447
Tesco Plc	294,640	1,659,628

		3,509,075

Food Products - 1.1%
Nestle S.A.	59,960	2,893,874
Premier Foods Plc*	224,610	63,903

		2,957,777

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Health Care Equipment & Supplies - 1.9%
Covidien Plc	94,180	$3,784,152
Medtronic, Inc.	43,310	1,570,854

		5,355,006

Health Care Providers & Services - 0.6%
Quest Diagnostics, Inc.	34,940	1,738,964

Hotels, Restaurants & Leisure - 0.6%
Accor S.A.(a)	26,430	1,219,921
Compass Group Plc	72,160	547,697

		1,767,618

Household Durables - 0.2%
Persimmon Plc*	114,040	590,364

Industrial Conglomerates - 4.1%
General Electric Co.	172,650	2,489,613
Koninklijke (Royal) Philips Electronics N.V.	57,060	1,709,431
Siemens AG	38,880	3,496,890
Tyco International, Ltd.	106,280	3,744,244

		11,440,178

Insurance - 4.9%
ACE, Ltd.	34,470	1,774,516
Aviva Plc	544,980	2,534,013
AXA S.A.	99,640	1,518,790
Muenchener Rueckversicherungs-Gesellschaft AG	14,520	1,827,008
Progressive Corp. (The)	145,210	2,718,331
RenaissanceRe Holdings, Ltd.	29,740	1,673,470
Standard Life Plc	22,824	58,600
Swiss Reinsurance Co., Ltd.	33,420	1,375,154
Torchmark Corp.	5,130	253,986

		13,733,868

Internet & Catalog Retail - 0.4%
Expedia, Inc.	57,400	1,077,972

IT Services - 2.7%
Accenture Plc - Class A	171,270	6,619,586
Cap Gemini S.A.(a)	19,520	857,155

		7,476,741

Life Sciences Tools & Services - 0.5%
Lonza Group AG(a)	21,770	1,449,612

Machinery - 0.2%
GEA Group AG	23,610	471,390

Media - 8.9%
British Sky Broadcasting Group Plc	78,700	821,181
Comcast Corp. - Special Class A	288,770	4,744,491
News Corp. - Class A	369,500	4,419,220
Pearson Plc	202,810	2,655,052
Reed Elsevier N.V.	110,840	1,228,948
Time Warner Cable, Inc.	50,466	2,628,269

Security Description	Shares	Value

Media - continued
Time Warner, Inc.	34,356	$993,232
Viacom, Inc. - Class B	46,600	1,461,842
Vivendi	157,120	3,194,784
Walt Disney Co. (The)	82,130	2,587,095

		24,734,114

Metals & Mining - 1.0%
Alcoa, Inc.(a)	97,070	976,524
POSCO	1,560	592,081
Vale S.A. (ADR)	61,620	1,295,252

		2,863,857

Multiline Retail - 0.6%
Target Corp.	32,310	1,588,683

Office Electronics - 0.5%
Konica Minolta Holdings, Inc.	143,000	1,374,729

Oil, Gas & Consumable Fuels - 7.5%
BG Group Plc	90,620	1,341,995
BP Plc	571,110	2,743,981
Chevron Corp.	28,870	1,959,118
Eni S.p.A.	115,560	2,132,104
Gazprom (ADR)	61,500	1,156,798
Petroleo Brasileiro S.A. (ADR)	42,980	1,280,804
Repsol YPF S.A.	23,945	486,233
Royal Dutch Shell Plc	149,020	3,609,418
StatoilHydro ASA	70,900	1,372,196
Talisman Energy, Inc.	52,000	789,402
Total S.A.	89,020	3,981,875

		20,853,924

Paper & Forest Products - 0.4%
Svenska Cellulosa AB(a)	90,250	1,067,635

Pharmaceuticals - 9.9%
Abbott Laboratories	25,190	1,178,388
Bristol-Myers Squibb Co.	55,380	1,381,177
GlaxoSmithKline Plc	241,650	4,096,927
Merck & Co., Inc.	104,740	3,662,758
Merck KGaA	18,140	1,328,235
Novartis AG	61,510	2,985,077
Pfizer, Inc.	321,610	4,586,159
Roche Holdings AG	24,220	3,326,904
Sanofi-Aventis	86,240	5,226,886

		27,772,511

Professional Services - 1.3%
Adecco S.A.(a)	29,550	1,394,637
Hays Plc	476,490	646,743
Randstad Holding N.V.*	43,230	1,710,207

		3,751,587

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Real Estate Management & Development - 1.1%
Cheung Kong Holdings, Ltd.	112,000	$1,292,721
Swire Pacific, Ltd.	153,000	1,733,621

		3,026,342

Semiconductors & Semiconductor Equipment - 2.5%
Samsung Electronics Co., Ltd.	6,497	4,079,387
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	294,339	2,872,749

		6,952,136

Software - 5.9%
Check Point Software Technologies, Ltd.*	34,030	1,003,204
Microsoft Corp.	235,400	5,416,554
Nintendo Co., Ltd.	3,938	1,145,959
Oracle Corp.	275,760	5,917,810
SAP AG	70,300	3,138,401

		16,621,928

Specialty Retail - 2.7%
Chico’s FAS, Inc.(a)	107,930	1,066,348
Home Depot, Inc. (The)	50,900	1,428,763
Industria de Diseno Textil S.A.	30,219	1,722,569
Kingfisher Plc	696,250	2,161,586
USS Co., Ltd.	15,990	1,140,182

		7,519,448

Trading Companies & Distributors - 0.6%
Wolseley Plc*	91,936	1,798,117

Wireless Telecommunication Services - 2.6%
Sprint Nextel Corp.*	349,470	1,481,753
Turkcell Iletisim Hizmetleri A.S. (ADR)	105,490	1,369,260
Vodafone Group Plc	2,152,120	4,461,453

		7,312,466

Total Common Stocks (Cost $264,533,365)		260,435,720

Short-Term Investments - 8.5%
Mutual Funds - 1.8%
State Street Navigator Securities Lending Prime Portfolio(b)	5,107,957	5,107,957

Security Description	Par Amount	Value

Repurchase Agreement - 6.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $18,792,000 on 07/01/10 collateralized by $16,690,000 Federal Home Loan Mortgage Corp. at 4.750% due 01/19/16 with a value of $19,172,638.	$18,792,000	$18,792,000

Total Short-Term Investments (Cost $23,899,957)		23,899,957

Total Investments - 101.7% (Cost $288,433,322#)		284,335,677

Other Assets and Liabilities (net) - (1.7)%		(4,890,007)

Net Assets - 100.0%		$279,445,670

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $19,309,605 and $23,407,250, respectively, resulting in a net unrealized depreciation of $4,097,645.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $4,822,022 and the collateral received consisted of cash in the amount of $5,107,957. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Country Diversification as of June 30, 2010 (Unaudited)
Top Ten Countries
% of Net Assets
United States	40.6
United Kingdom	12.1
Switzerland	7.7
France	7.6
Germany	5.0
Ireland	4.6
South Korea	3.6
Netherlands	2.7
Singapore	2.6
Japan	2.4

See accompanying notes to financial statements.

7

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Met/Templeton Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$528,568	$1,190,843	$—	$1,719,411
Air Freight & Logistics	5,800,595	1,686,718	—	7,487,313
Auto Components	—	1,712,981	—	1,712,981
Automobiles	—	7,876,316	—	7,876,316
Biotechnology	7,819,979	—	—	7,819,979
Capital Markets	1,192,280	522,680	—	1,714,960
Commercial & Professional Services	—	1,067,497	—	1,067,497
Commercial Banks	1,954,451	8,606,422	—	10,560,873
Communications Equipment	4,343,559	1,810,946	—	6,154,505
Computers & Peripherals	2,105,625	1,096,989	—	3,202,614
Construction Materials	—	1,708,021	—	1,708,021
Consumer Finance	2,335,154	—	—	2,335,154
Diversified Financial Services	1,987,894	2,127,182	—	4,115,076
Diversified Telecommunication Services	2,538,050	10,491,060	—	13,029,110
Electrical Equipment	—	1,420,355	—	1,420,355
Electronic Equipment, Instruments & Components	3,301,920	1,120,734	—	4,422,654
Energy Equipment & Services	4,496,329	786,530	—	5,282,859
Food & Staples Retailing	1,849,447	1,659,628	—	3,509,075
Food Products	—	2,957,777	—	2,957,777
Health Care Equipment & Supplies	5,355,006	—	—	5,355,006
Health Care Providers & Services	1,738,964	—	—	1,738,964
Hotels, Restaurants & Leisure	—	1,767,618	—	1,767,618
Household Durables	—	590,364	—	590,364
Industrial Conglomerates	6,233,857	5,206,321	—	11,440,178
Insurance	6,420,303	7,313,565	—	13,733,868
Internet & Catalog Retail	1,077,972	—	—	1,077,972
IT Services	6,619,586	857,155	—	7,476,741
Life Sciences Tools & Services	—	1,449,612	—	1,449,612
Machinery	—	471,390	—	471,390
Media	16,834,149	7,899,965	—	24,734,114
Metals & Mining	2,271,776	592,081	—	2,863,857
Multiline Retail	1,588,683	—	—	1,588,683
Office Electronics	—	1,374,729	—	1,374,729
Oil, Gas & Consumable Fuels	4,977,348	15,876,576	—	20,853,924
Paper & Forest Products	—	1,067,635	—	1,067,635

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$10,808,482	$16,964,029	$—	$27,772,511
Professional Services	—	3,751,587	—	3,751,587
Real Estate Management & Development	—	3,026,342	—	3,026,342
Semiconductors & Semiconductor Equipment	2,872,749	4,079,387	—	6,952,136
Software	12,337,568	4,284,360	—	16,621,928
Specialty Retail	2,495,111	5,024,337	—	7,519,448
Trading Companies & Distributors	—	1,798,117	—	1,798,117
Wireless Telecommunication Services	2,851,013	4,461,453	—	7,312,466
Total Common Stocks	124,736,418	135,699,302	—	260,435,720
Short-Term Investments
Mutual Funds	5,107,957	—	—	5,107,957
Repurchase Agreement	—	18,792,000	—	18,792,000
Total Short-Term Investments	5,107,957	18,792,000	—	23,899,957
Total Investments	$129,844,375	$154,491,302	$—	$284,335,677

See accompanying notes to financial statements.

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Met/Templeton Growth Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$265,543,677
Repurchase Agreement	18,792,000
Cash	636
Cash denominated in foreign currencies (c)	48,717
Receivable for investments sold	4,491
Receivable for shares sold	398,881
Dividends receivable	632,658

Total assets	285,421,060

Liabilities
Payables for:
Due to Adviser	7,326
Investments purchased	566,119
Shares redeemed	62,197
Collateral for securities loaned	5,107,957
Accrued Expenses:
Management fees	156,768
Distribution and service fees - Class B	12,923
Administration fees	1,875
Custodian and accounting fees	7,689
Deferred trustees’ fees	11,173
Other expenses	41,363

Total liabilities	5,975,390

Net Assets	$279,445,670

Net Assets Represented by
Paid in surplus	$285,593,457
Accumulated net realized loss	(4,477,969)
Unrealized depreciation on investments and foreign currency transactions	(4,094,819)
Undistributed net investment income	2,425,001

Net Assets	$279,445,670

Net Assets
Class A	$218,217,395

Class B	61,228,275

Capital Shares Outstanding*
Class A	28,497,429

Class B	8,020,142

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.66

Class B	7.63

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $269,641,322.
(b)	Includes securities loaned at value of $4,822,022.
(c)	Identified cost of cash denominated in foreign currencies was $48,811.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$4,009,422
Interest (b)	87,435

Total investment income	4,096,857

Expenses
Management fees	902,260
Administration fees	9,540
Deferred Expense Reimbursement	24,442
Custodian and accounting fees	67,061
Distribution and service fees - Class B	43,554
Audit and tax services	15,281
Legal	17,527
Trustees’ fees and expenses	12,203
Shareholder reporting	28,109
Insurance	2,739
Miscellaneous	3,689

Total expenses	1,126,405
Less management fee waiver	(31,999)

Net expenses	1,094,406

Net investment income	3,002,451

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(95,229)
Foreign currency transactions	144,118

Net realized gain on investments and foreign currency transactions	48,889

Net change in unrealized appreciation (depreciation) on:
Investments	(40,618,808)
Foreign currency transactions	2,201

Net change in unrealized depreciation on investments and foreign currency transactions	(40,616,607)

Net realized and unrealized loss on investments and foreign currency transactions	(40,567,718)

Net Decrease in Net Assets from Operations	$(37,565,267)

(a)	Net of foreign withholdings taxes of $353,009.
(b)	Includes net income on securities loaned of $86,601.

See accompanying notes to financial statements.

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Met/Templeton Growth Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,002,451	$2,915,515
Net realized gain (loss) on investments and foreign currency transactions	48,889	(2,899,953)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(40,616,607)	58,796,276

Net increase (decrease) in net assets resulting from operations	(37,565,267)	58,811,838

Distributions to Shareholders
From net investment income
Class A	(2,934,574)	(43,954)
Class B	(264,975)	(2,762)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(3,199,549)	(46,716)

Net increase in net assets from capital share transactions	75,353,083	87,203,587

Net Increase in Net Assets	34,588,267	145,968,709
Net assets at beginning of period	244,857,403	98,888,694

Net assets at end of period	$279,445,670	$244,857,403

Undistributed net investment income at end of period	$2,425,001	$2,622,099

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	3,463,491	$29,735,779	13,133,870	$89,775,172
Reinvestments	326,790	2,934,574	6,933	43,954
Redemption	(925,651)	(7,479,247)	(1,751,133)	(13,606,593)

Net increase	2,864,630	$25,191,106	11,389,670	$76,212,533

Class B
Sales	6,107,399	$53,251,705	1,807,650	$12,973,945
Reinvestments	29,606	264,975	436	2,762
Redemptions	(400,905)	(3,354,703)	(255,333)	(1,985,653)

Net increase	5,736,100	$50,161,977	1,552,753	$10,991,054

Increase derived from capital shares transactions		$75,353,083		$87,203,587

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009		2008(b)
Net Asset Value, Beginning of Period	$8.77	$6.60		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.09	0.13		0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.09)	2.04		(3.43)

Total From Investment Operations	(1.00)	2.17		(3.36)

Less Distributions
Distributions from Net Investment Income	(0.11)	(0.00	)+	(0.04)
Distributions from Net Realized Capital Gains	—	—		—

Total Distributions	(0.11)	(0.00	)+	(0.04)

Net Asset Value, End of Period	$7.66	$8.77		$6.60

Total Return (%)	(11.72)	33.08		(33.62)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.80 *	0.80		0.80 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.82 *	0.87		1.27 *
Ratio of Net Investment Income to Average Net Assets (%)	2.25 *	1.69		1.41 *
Portfolio Turnover Rate (%)	2.3	3.0		2.7
Net Assets, End of Period (in millions)	$218.2	$224.9		$94.1

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009		2008(b)
Net Asset Value, Beginning of Period	$8.75	$6.60		$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.10	0.10		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)	2.05		(3.43)

Total from Investment Operations	(1.02)	2.15		(3.37)

Less Distributions
Distributions from Net Investment Income	(0.10)	(0.00	)+	(0.03)
Distributions from Net Realized Capital Gains	—	—		—

Total Distributions	(0.10)	(0.00	)+	(0.03)

Net Asset Value, End of Period	$7.63	$8.75		$6.60

Total Return (%)	(11.86)	32.62		(33.67)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.05 *	1.05		1.05 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.07 *	1.12		1.54 *
Ratio of Net Investment Income to Average Net Assets (%)	2.55 *	1.33		1.11 *
Portfolio Turnover Rate (%)	2.3	3.0		2.7
Net Assets, End of Period (in millions)	$61.2	$20.0		$4.8

*	Annualized
+	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—4/28/08.

See accompanying notes to financial statements.

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Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Templeton Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“Metlife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with

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MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Templeton Global Advisors Limited (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$902,260	0.700%	First $100 Million

	0.680%	$100 Million to $250 Million

	0.670%	$250 Million to $500 Million

	0.660%	$500 Million to $750 Million

	0.650%	Over $750 Million

The advisory fee the Adviser pays to the subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

The Adviser has agreed to voluntarily waive a portion of its management fee reflecting the difference between the actual contractual management fee of the Portfolio, which is calculated based on the average daily net assets of the Portfolio, and the management fee for the Portfolio if the level of aggregated average daily net assets used for calculating the advisory fee were also applied for purposes of calculating the management fee.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2008	2009	2010
		Subject to repayment until December 31,
Class A	Class B	2013	2014	2015

0.80%	1.05%	$142,344	$75,357	$—

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Adviser in accordance with the Expense Limitation Agreement during the six months ended June 30, 2010:                 $24,442

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MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$78,499,878	$—	$5,583,437

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gains		Total
2009	2008	2009	2008	2009	2008

$46,716	$547,465	$—	$—	$46,716	$547,465

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MET INVESTORS SERIES TRUST

Met/Templeton Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information - continued

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards and Deferrals	Total

$3,199,545	$—	$36,081,206	$(4,656,204)	$34,624,547

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$1,077,426	$3,578,778	$4,656,204

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Met/Templeton International Bond Portfolio had a return of 4.50% and 4.39% for Class A and B Shares, respectively, versus -3.34% for its benchmark, the Citigroup World Government Bond Index (WGBI) ex-U.S.1.

Market Environment/Conditions

The global economic recovery continued to gather strength, particularly in emerging markets. This improvement supported the strong performance of financial markets in the first four months of the period. However, beginning in May, markets largely focused on sovereign and financial risks in overleveraged European countries, which contributed to increased volatility across asset classes. The large fiscal deficits and growing debt burdens of Greece, Spain, and Portugal, among others, were at the center of these concerns and prompted policymakers to provide unprecedented support, including 750 billion euros from the International Monetary Fund and European Union, to ease the financing needs of these governments and regional banks. The euro and peripheral European currencies suffered relative to most others as a result of these challenges, and the general rise in risk aversion favored the U.S. dollar and Japanese yen in particular. Government bond yields fell in many countries as a result of the flight to quality and markets pricing in a slower normalization of monetary policy as a result of the international uncertainty.

Portfolio Review/Current Positioning

During the period, the Portfolio benefited from its currency and duration positioning while sovereign credit exposure detracted moderately. European currencies contributed significantly to relative performance, led by the Portfolio’s net negative euro exposure. This positive result more than offset losses in peripheral European currencies and the Portfolio’s underweighted Japanese yen exposure. Other Asian currency performance was mixed with the Malaysian ringgit and Indonesian rupiah contributing to results, while the South Korean won and Australian dollar detracted. Regarding duration exposure, underweighted exposure to Europe and Japanese government bonds detracted from performance. However, this was more than offset by local market government bond positions in Mexico and Indonesia where yields fell significantly. Sovereign credit exposure results were mixed as losses later in the period, particularly in peripheral European countries including Lithuania and Hungary, offset gains from earlier in the period.

We continue to position to benefit from the significant differences between economies around the world. We maintain currency and sovereign credit exposure in rapidly growing emerging markets, especially in Asia. At the same time, we are avoiding currency and credit exposure to economies that continue to have challenging outlooks due to a previous over-reliance on leverage. We maintain little duration exposure in the developed world where yields have fallen to historical lows.

Michael Hasenstab, Ph.D.

Portfolio Manager

Franklin Advisers, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Egypt Treasury Bill, Series 364 (105.241%, due 4/12/11)	4.7
Sweden Government (5.250%, due 3/15/11)	4.5
Korea Treasury Bond (4.750%, due 12/10/11)	4.2
Mexican Bonos (10.000%, due 12/5/24)	4.2
Korea Treasury Bond (5.500%, due 6/10/11)	4.2
Russian-Eurobonds (7.500%, due 3/31/30)	3.9
Norwegian Government Bond (6.000%, due 5/16/11)	3.7
Korea Treasury Bond, Series 1206 (4.000%, due 6/10/12)	3.6
Indonesia Government (10.000%, due 9/15/24)	3.3
Queensland Treasury Corp. (6.000%, due 6/14/11)	2.9

Top Countries

% of Market Value
South Korea	13.9
Mexico	11.6
Australia	9.3
United States	9.2
Indonesia	7.0
Egypt	5.2
Brazil	5.0
Sweden	4.9
Israel	4.5
Others	29.4

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MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Met/Templeton International Bond Portfolio managed by

Franklin Advisers, Inc. vs. Citigroup World Government Bond Index (“WGBI”) ex U.S.1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 month	1 Year	Since Inception[3]
Met/Templeton International Bond Portfolio—Class A	4.50%	14.47%	12.85%
Class B	4.39%	14.14%	12.57%
Citigroup World Government Bond Index (“WGBI”) ex U.S.[1]	-3.34%	1.52%	5.45%

The performance of Class B shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Citigroup World Government Bond Index (“WGBI”) ex U.S. is market capitalization weighted and tracks total returns of government bonds in 22 countries globally.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A and Class B shares is 5/1/09. Index returns are based on an inception date of 5/1/09.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.71%	$1,000.00	$1,044.97	$3.60
Hypothetical	0.71%	1,000.00	1,021.27	3.56

Class B
Actual	0.96%	$1,000.00	$1,043.90	$4.87
Hypothetical	0.96%	1,000.00	1,020.03	4.81

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 3.0%
California State General Obligation Unlimited, Build America Bonds 6.650%, due 03/01/22	$815,000	$858,219
7.950%, due 03/01/36	1,160,000	1,219,612
7.625%, due 03/01/40	2,820,000	3,049,745
California State General Obligation Unlimited, Refunding 4.500%, due 08/01/28	380,000	345,048
California State General Obligation Unlimited, Taxable Various Purposes 6.200%, due 03/01/19	715,000	746,532
California State General Obligation Unlimited, Various Purposes
5.250%, due 03/01/30	1,210,000	1,224,532
5.500%, due 03/01/40	1,015,000	1,029,342
City of Detroit, MI General Obligation Limited, District State Aid 4.500%, due 11/01/23	280,000	270,984
Illinois State General Obligation Unlimited, Taxable 4.421%, due 01/01/15	2,920,000	2,903,677
New York State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds 5.500%, due 03/15/30	4,965,000	4,986,201
5.600%, due 03/15/40	1,600,000	1,610,752
Tulare, CA Sewer Revenue Bonds Build America, FSA 8.750%, due 11/15/44	1,585,000	1,617,556

Total Municipals (Cost $19,294,119)		19,862,200

Foreign Bonds & Debt Securities - 28.8%
Argentina - 2.2%
Argentina Bonos 0.389%, due 08/03/12(a)	44,400,000	14,985,000

Australia - 9.3%
Australia Government Bond, Series 123 5.750%, due 04/15/12(f)	16,770,000	14,539,105
New South Wales Treasury Corp. 5.500%, due 03/01/17(f)	12,800,000	10,928,758
Queensland Treasury Corp. 6.000%, due 06/14/11-09/14/17(f)	35,210,000	30,450,082
7.125%, due 09/18/17 (144A)(b)(q)	305,000	228,805
Series 13 6.000%, due 08/14/13(f)	6,880,000	6,015,551

		62,162,301

Security Description	Par Amount	Value

Germany - 0.7%
Kreditanstalt fuer Wiederaufbau, Series EMTN 4.660%, due 01/05/12(p)	$32,000,000	$5,068,969

Multi-National - 1.5%
Corp. Andina De Fomento 8.125%, due 06/04/19	3,700,000	4,561,145
European Investment Bank, Series EMTN 5.375%, due 07/16/12(p)	32,000,000	5,208,364

		9,769,509

Norway - 3.7%
Norwegian Government Bond 6.000%, due 05/16/11(p)	154,330,000	24,568,293

Russia - 3.9%
Russian-Eurobonds 7.500%, due 03/31/30 (144A)(b)(c)	23,184,000	26,284,860

South Africa - 0.4%
Republic of South Africa 4.500%, due 04/05/16(i)	2,000,000	2,529,015

South Korea - 0.7%
Export-Import Bank of Korea 8.125%, due 01/21/14	2,200,000	2,520,711
Korea Development Bank 8.000%, due 01/23/14	2,200,000	2,506,225

		5,026,936

Sweden - 4.5%
Sweden Government 5.250%, due 03/15/11(t)	226,590,000	30,125,687

United Arab Emirates - 0.8%
Emirate of Abu Dhabi 6.750%, due 04/08/19 (144A)(b)(c)	4,600,000	5,276,113

Venezuela - 1.1%
Petroleos de Venezuela S.A., Series 2011 12.495%, due 07/10/11(c)(d)	8,795,000	7,651,650

Total Foreign Bonds & Debt Securities (Cost $193,712,115)		193,448,333

Foreign Bonds & Debt Securites - Emerging Markets - 61.1%
Sovereign - 61.1%
Brazil Notas do Tesouro Nacional
Series B 6.000%, due 05/15/15-05/15/45(g)	1,989,500	20,878,131

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Sovereign - continued
Series F 10.000%, due 01/01/12-01/01/17(g)	$2,198,000	$11,995,063
Egypt Treasury Bill
Series 273 143.562%, due 01/25/11(d)(h)	17,700,000	2,933,613
Series 364 153.824%, due 01/11/11(d)(h)	3,875,000	644,845
105.214%, due 04/12/11(d)(h)	193,075,000	31,293,844
Hungary Government International Bond 3.875%, due 02/24/20(i)	6,510,000	6,920,241
Indonesia Government 12.800%, due 06/15/21(j)	93,010,000,000	13,587,391
10.000%, due 09/15/24-02/15/28(j)	279,030,000,000	33,140,752
Israel Government Bond - Shahar 7.000%, due 04/29/11(k)	62,615,000	16,990,126
Israel Treasury Bill - Makam
Series 0111 140.693%, due 01/05/11(d)(k)	10,055,000	2,557,376
Series 1010 272.016%, due 10/06/10(d)(k)	24,870,000	6,367,731
Series 211 122.224%, due 02/02/11(d)(k)	2,805,000	711,973
Series 311 108.404%, due 03/02/11(d)(k)	1,385,000	350,831
Series 411 94.866%, due 04/06/11(d)(k)	10,035,000	2,535,727
Korea Treasury Bond
5.500%, due 06/10/11(l)	33,500,000,000	28,104,344
4.750%, due 12/10/11(l)	34,000,000,000	28,352,694
Series 1206 4.000%, due 06/10/12(l)	29,000,000,000	23,898,156
Series 1212 4.250%, due 12/10/12(l)	1,450,000,000	1,201,256
Malaysia Government Bond 3.833%, due 09/28/11(n)	4,000,000	1,250,729
Mexican Bonos
7.750%, due 12/14/17(o)	195,000,000	16,162,795
8.000%, due 12/07/23(o)	200,000,000	16,634,904
10.000%, due 12/05/24-11/20/36(o)	455,000,000	44,600,125
Peru Government Bond 8.600%, due 08/12/17(r)	5,700,000	2,338,291
Poland Government Bond
5.750%, due 04/25/14(s)	13,000,000	3,936,196
6.250%, due 10/24/15(s)	45,000,000	13,848,696

Security Description	Par Amount	Value

Sovereign - continued
Qatar Government International Bond 6.550%, due 04/09/19 (144A)(b)	$4,550,000	$5,175,625
Republic of Hungary
5.750%, due 06/11/18(i)	4,650,000	5,636,497
6.250%, due 01/29/20	5,150,000	5,086,779
Republic of Iraq 5.800%, due 01/15/28	4,200,000	3,444,000
Republic of Korea 7.125%, due 04/16/19	4,600,000	5,540,254
Republic of Lithuania
6.750%, due 01/15/15 (144A)(b)	7,480,000	7,876,664
7.375%, due 02/11/20 (144A)(b)	6,420,000	6,720,710
Socialist Republic of Vietnam 6.750%, due 01/29/20 (144A)(b)(c)	5,080,000	5,274,790
South Africa Government International Bond
5.250%, due 05/16/13(i)	1,800,000	2,369,914
6.875%, due 05/27/19	7,970,000	9,140,992
Sri Lanka Government Bond
Series A 12.000%, due 07/15/11(m)	27,640,000	248,377
11.000%, due 08/01/15(m)	522,600,000	4,689,343
Series B
11.000%, due 09/01/15(m)	762,125,000	6,839,430
Sri Lanka Treasury Bill, Series 364 163.766%, due 02/04/11(d)(m)	45,500,000	377,748
Venezuela Government International Bond
5.375%, due 08/07/10(c)	6,500,000	6,448,000
1.307%, due 04/20/11(a)	635,000	587,102
10.750%, due 09/19/13(c)	3,985,000	3,486,875

Total Foreign Bonds & Debt Securities - Emerging Markets (Cost $379,319,886)		410,178,930

Short-Term Investments - 6.2%
Discount Notes - 3.8%
Federal Home Loan Bank 0.001%, due 07/01/10(d)	195,000	195,000
Federal Home Loan Mortgage Corp. 0.145%, due 07/01/10(d)	25,000,000	24,999,975

		25,194,975

See accompanying notes to financial statements.

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Met/Templeton International Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Mutual Funds - 1.9%
State Navigator Securities lending Prime Portfolio(e)	13,036,101	$13,036,101

Repurchase Agreement - 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $3,054,000 on 07/01/10 collateralized by $3,115,000 Federal National Mortgage Association at 2.000% due 12/16/13 with a value of $3,118,894.	$3,054,000	3,054,000

Total Short-Term Investments (Cost $41,285,101)		41,285,076

Total Investments - 99.1% (Cost $633,611,221#)		664,774,539

Other Assets and Liabilities (net) - 0.9%		6,049,049

Net Assets - 100.0%		$670,823,588

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $46,038,641 and $14,875,323, respectively, resulting in a net unrealized appreciation of $31,163,318.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of the security was held on loan. As of June 30, 2010, the market value of securities loaned was $12,708,883 and the collateral received consisted of cash in the amount of $13,036,101. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Zero coupon bond - Interest rate represents current yield to maturity.
(e)	Represents investment of collateral received from securities lending transactions.
(f)	Par shown in Australian Dollar. Value is shown in USD.
(g)	Par shown in Brazilian Real. Value is shown in USD.
(h)	Par shown in Egyptian Pound. Value is shown in USD.
(i)	Par shown in Euro Currency. Value is shown in USD.
(j)	Par shown in Indonesian Rupiah. Value is shown in USD.
(k)	Par shown in Israeli Shekel. Value is shown in USD.
(l)	Par shown in South Korean Won. Value is shown in USD.
(m)	Par shown in Sri Lankan Rupee. Value is shown in USD.
(n)	Par shown in Malaysian Ringgit. Value is shown in USD.
(o)	Par shown in Mexican Peso. Value is shown in USD.
(p)	Par shown in Norwegian Krone. Value is shown in USD.
(q)	Par shown in New Zeland Dollar. Value is shown in USD.
(r)	Par shown in Peruvian Nouveau Sol. Value is shown in USD.
(s)	Par Shown in Polish Zloty. Value is shown in USD.
(t)	Par shown in Swedish Krona. Value is shown in USD.

FSA - Financial Security Assurance, Inc.

Portfolio Composition as of June 30, 2010 (Unaudited)

Top Industries

% of Net Assets
Global Government Investment Grade	65.4
Global Government High Yield	24.6
Foreign Corporate Investment Grade	3.0

Credit Quality Composition

% of Fixed Income Market Value
AAA/Government/Government Agency	21.7
AA	1.8
A	32.8
BBB	17.3
BB	10.0
B	2.4
Not Rated	14.0

See accompanying notes to financial statements.

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Met/Templeton International Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$19,862,200	$—	$19,862,200
Total Foreign Bonds & Debt Securities*	—	193,448,333	—	193,448,333
Total Foreign Bonds & Debt Securites - Emerging Markets*	—	410,178,930	—	410,178,930
Short-Term Investments
Discount Notes	—	25,194,975	—	25,194,975
Mutual Funds	13,036,101	—	—	13,036,101
Repurchase Agreement	—	3,054,000	—	3,054,000
Total Short-Term Investments	13,036,101	28,248,975	—	41,285,076
Total Investments	13,036,101	651,738,438	—	664,774,539

Forward Contracts**
Forward Contracts to Buy (Appreciation)	$—	$3,095,933	$—	$3,095,933
Forward Contracts to Buy (Depreciation)	—	(5,377,106)	—	(5,377,106)
Forward Contracts to Sell (Appreciation)	—	20,206,691	—	20,206,691
Forward Contracts to Sell (Depreciation)	—	(6,550,669)	—	(6,550,669)
Forward Cross Currency Contracts to Buy (Appreciation)	—	145,961	—	145,961
Forward Cross Currency Contracts to Buy (Depreciation)	—	(6,091,770)	—	(6,091,770)
Forward Cross Currency Contracts to Sell (Appreciation)	—	8,189,000	—	8,189,000
Forward Cross Currency Contracts to Sell (Depreciation)	—	(21,757)	—	(21,757)
Total Forward Contracts	—	13,596,283	—	13,596,283

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$661,720,539
Repurchase Agreement	3,054,000
Cash	185
Cash denominated in foreign currencies (c)	889,441
Receivable for shares sold	358,885
Dividends receivable	130,845
Interest receivable	6,563,637
Unrealized appreciation on forward foreign currency exchange contracts	31,637,585

Total assets	704,355,117

Liabilities
Payables for:
Investments purchased	1,989,653
Shares redeemed	89,098
Unrealized depreciation on forward foreign currency exchange contracts	18,041,302
Collateral for securities loaned	13,036,101
Accrued Expenses:
Management fees	330,012
Distribution and service fees - Class B	4,172
Administration fees	3,686
Custodian and accounting fees	6,200
Deferred trustees’ fees	9,507
Other expenses	21,798

Total liabilities	33,531,529

Net Assets	$670,823,588

Net Assets Represented by
Paid in surplus	$589,791,913
Accumulated net realized gain	1,425,935
Unrealized appreciation on investments and foreign currency transactions	44,548,366
Undistributed net investment income	35,057,374

Net Assets	$670,823,588

Net Assets
Class A	$649,666,344

Class B	21,157,244

Capital Shares Outstanding*
Class A	56,848,898

Class B	1,856,061

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.43

Class B	11.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $630,557,221.
(b)	Includes securities loaned at value of $12,708,883.
(c)	Identified cost of cash denominated in foreign currencies was $885,557.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Interest (a)(b)	$22,021,014

Total investment income	22,021,014

Expenses
Management fees	2,042,101
Administration fees	21,695
Custodian and accounting fees	295,971
Distribution and service fees - Class B	19,265
Audit and tax services	18,306
Legal	17,527
Trustees’ fees and expenses	12,214
Shareholder reporting	13,837
Insurance	4,672
Miscellaneous	2,490

Total expenses	2,448,078

Net investment income	19,572,936

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	8,930,959
Foreign currency transactions	(4,711,494)

Net realized gain on investments and foreign currency transactions	4,219,465

Net change in unrealized appreciation (depreciation) on:
Investments	(17,948,504)
Foreign currency transactions	25,987,977

Net change in unrealized appreciation on investments and foreign currency transactions	8,039,473

Net realized and unrealized gain on investments and foreign currency transactions	12,258,938

Net Increase in Net Assets from Operations	$31,831,874

(a)	Net of foreign withholding taxes of $465,653.
(b)	Includes net income on securities loaned of $9,453.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Period Ended December 31, 2009*
Increase (Decrease) in Net Assets:
Operations
Net investment income	$19,572,936	$18,352,508
Net realized gain (loss) on investments and foreign currency transactions	4,219,465	(131,941)
Net change in unrealized appreciation on investments and foreign currency transactions	8,039,473	36,508,893

Net increase in net assets resulting from operations	31,831,874	54,729,460

Distributions to Shareholders
From net investment income
Class A	(5,154,619)	—
Class B	(126,328)	—
From net realized gains
Class A	(242,709)	—
Class B	(6,186)	—

Net decrease in net assets resulting from distributions	(5,529,842)	—

Net increase (decrease) in net assets from capital share transactions	(10,214,936)	600,007,032

Net Increase in Net Assets	16,087,096	654,736,492
Net assets at beginning of period	654,736,492	—

Net assets at end of period	$670,823,588	$654,736,492

Undistributed net investment income at end of period	$35,057,374	$20,765,385

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Period Ended December 31, 2009*
	Shares	Value	Shares	Value
Class A
Sales	4,549,801	$52,389,122	59,358,834	$599,252,993
Reinvestments	453,557	5,397,328	—	—
Redemption	(6,695,104)	(79,265,999)	(818,190)	(8,643,976)

Net increase (decrease)	(1,691,746)	$(21,479,549)	58,540,644	$590,609,017

Class B
Sales	1,237,069	$14,216,784	931,083	$9,951,923
Reinvestments	11,154	132,514	—	—
Redemptions	(271,600)	(3,084,685)	(51,646)	(553,908)

Net increase	976,623	$11,264,613	879,437	$9,398,015

Increase (decrease) derived from capital shares transactions		$(10,214,936)		$600,007,032

*	For the period 5/1/2009 (Commencement of operations) through 12/31/2009.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009(b)
Net Asset Value, Beginning of Period	$11.02		$10.00

Income from Investment Operations:
Net Investment Income(a)	0.33		0.34
Net Realized and Unrealized Gain on Investments	0.17		0.68

Total From Investment Operations	0.50		1.02

Less Distributions
Distributions from Net Investment Income	(0.09)		—
Distributions from Net Realized Capital Gains	(0.00	)+	—

Total Distributions	(0.09)		—

Net Asset Value, End of Period	$11.43		$11.02

Total Return (%)	4.50		10.20

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.71	*	0.73	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.71	*	0.73	*
Ratio of Net Investment Income to Average Net Assets (%)	5.75	*	4.87	*
Portfolio Turnover Rate (%)	13.1		14.8
Net Assets, End of Period (in millions)	$649.7		$645.1

	Class B
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009(b)
Net Asset Value, Beginning of Period	$11.00		$10.00

Income from Investment Operations:
Net Investment Income(a)	0.33		0.41
Net Realized and Unrealized Gain on Investments	0.15		0.59

Total From Investment Operations	0.48		1.00

Less Distributions
Distributions from Net Investment Income	(0.08)		—
Distributions from Net Realized Capital Gains	(0.00	)+	—

Total Distributions	(0.08)		—

Net Asset Value, End of Period	$11.40		$11.00

Total Return (%)	4.39		10.00

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.96	*	0.98	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.96	*	0.98	*
Ratio of Net Investment Income to Average Net Assets (%)	5.80	*	5.71	*
Portfolio Turnover Rate (%)	13.1		14.8
Net Assets, End of Period (in millions)	$21.2		$9.7

*	Annualized
+	Distributions from net realized capital gains were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—5/1/2009.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Met/Templeton International Bond Portfolio (the “Portfolio”), which is non-diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the

13

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Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities. The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Franklin Advisers, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$2,042,101	0.60%	ALL

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Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2010. Effective May 1, 2010, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under Expense Limitation Agreement
Class A	Class B

1.00%	1.25%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases			Sales
	Foreign			Foreign
U.S. Government	Government	Non-Government	U.S. Government	Government	Non-Government

$—	$65,643,598	$18,549,811	$—	$70,033,427	$25,485,387

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Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. The Portfolio may also enter into these contracts for other portfolio management purposes. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

At June 30, 2010, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$31,637,585	Unrealized depreciation on forward foreign currency exchange contracts	$(18,041,302)

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

Foreign Currency Exchange
Location Statement of Operations - Net Realized Gain (Loss)

Foreign currency transactions	$(4,711,494)

Location Statement of Operations - Net Change in Unrealized Gain (Loss)

Foreign currency transactions	$26,101,287

For the six months ended June 30, 2010, the average per contract outstanding for each derivative type was as follows:

Average Number of Contracts, Notional Amounts or Shares/Unit(a)	Foreign Currency Risk

Foreign currency transactions	$888,110,795

(a)	Amount Represents average notional amount.

16

MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/8/2011	Morgan Stanley & Co., Inc.	4,007,013	AUD	$3,312,304	$3,337,000	$(24,696)
2/8/2011	UBS Securities LLC	4,005,906	AUD	3,311,389	3,337,000	(25,611)
1/4/2011	Deutsche Bank Securities, Inc.	11,600,000	BRL	6,181,274	6,163,656	17,618
2/10/2011	Deutsche Bank Securities, Inc.	438,900,000	CLP	800,016	816,938	(16,922)
2/10/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	438,900,000	CLP	800,016	816,938	(16,922)
2/11/2011	Barclays Capital, Inc.	438,100,000	CLP	798,526	816,932	(18,406)
2/14/2011	Deutsche Bank Securities, Inc.	433,400,000	CLP	789,867	816,965	(27,098)
2/16/2011	Morgan Stanley & Co., Inc.	864,300,000	CLP	1,575,055	1,633,992	(58,937)
2/18/2011	Deutsche Bank Securities, Inc.	202,200,000	CLP	368,450	386,616	(18,166)
2/18/2011	JPMorgan Securities, Inc.	405,100,000	CLP	738,175	773,092	(34,917)
2/22/2011	Deutsche Bank Securities, Inc.	403,900,000	CLP	735,874	773,088	(37,214)
2/22/2011	JPMorgan Securities, Inc.	687,600,000	CLP	1,252,752	1,314,346	(61,594)
2/22/2011	Morgan Stanley & Co., Inc.	896,000,000	CLP	1,632,441	1,716,376	(83,935)
2/22/2011	Morgan Stanley & Co., Inc.	1,221,300,000	CLP	2,225,111	2,319,482	(94,371)
2/23/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	407,800,000	CLP	742,950	773,154	(30,204)
2/24/2011	Morgan Stanley & Co., Inc.	404,900,000	CLP	737,638	773,153	(35,515)
2/25/2011	Deutsche Bank Securities, Inc.	606,300,000	CLP	1,104,501	1,159,717	(55,216)
2/25/2011	Morgan Stanley & Co., Inc.	865,080,000	CLP	1,575,922	1,654,516	(78,594)
2/28/2011	JPMorgan Securities, Inc.	246,100,000	CLP	448,270	467,871	(19,601)
3/1/2011	Merrill Lynch, Pierce, Fenner & Smith, Inc.	221,000,000	CLP	402,534	421,514	(18,980)
3/1/2011	Morgan Stanley & Co., Inc.	313,500,000	CLP	571,016	597,712	(26,696)
3/2/2011	Deutsche Bank Securities, Inc.	78,100,000	CLP	142,248	149,474	(7,226)
3/15/2011	Morgan Stanley & Co., Inc.	113,400,000	CLP	206,437	219,025	(12,588)
3/21/2011	JPMorgan Securities, Inc.	408,600,000	CLP	743,653	791,707	(48,054)
5/9/2011	Deutsche Bank Securities, Inc.	8,066,295,000	CLP	14,644,791	15,190,763	(545,972)
5/9/2011	JPMorgan Securities, Inc.	8,126,730,000	CLP	14,754,514	15,304,576	(550,062)
5/10/2011	Deutsche Bank Securities, Inc.	440,900,000	CLP	800,434	830,320	(29,886)
5/9/2011	Deutsche Bank Securities, Inc.	158,947,880	CNY	23,722,263	23,975,124	(252,861)
5/10/2011	Citibank	159,770,200	CNY	23,846,113	23,881,943	(35,830)
8/17/2010	Citibank	5,965,000	ILS	1,537,949	1,574,128	(36,179)
8/19/2010	Citibank	2,983,000	ILS	769,097	786,967	(17,870)
8/19/2010	Citibank	2,985,000	ILS	769,613	785,320	(15,707)
8/19/2010	Deutsche Bank Securities, Inc.	598,000	ILS	154,180	157,534	(3,354)
8/20/2010	Citibank	2,289,600	ILS	590,318	599,042	(8,724)
8/23/2010	Citibank	3,907,300	ILS	1,007,390	1,024,677	(17,287)
3/29/2011	Morgan Stanley & Co., Inc.	1,525,657	ILS	392,903	406,311	(13,408)
3/31/2011	Morgan Stanley & Co., Inc.	926,692	ILS	238,649	247,171	(8,522)
7/19/2010	Citibank	7,329,000	INR	157,540	146,580	10,960
7/20/2010	JPMorgan Securities, Inc.	7,329,000	INR	157,520	146,580	10,940
8/20/2010	Deutsche Bank Securities, Inc.	57,675,000	INR	1,235,164	1,154,886	80,278
8/23/2010	Deutsche Bank Securities, Inc.	15,400,000	INR	329,704	308,000	21,704
8/23/2010	Deutsche Bank Securities, Inc.	34,584,000	INR	740,422	692,927	47,495

17

MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
9/1/2010	Deutsche Bank Securities, Inc.	35,346,000	INR	$756,041	$708,337	$47,704
10/26/2010	Deutsche Bank Securities, Inc.	241,987,000	INR	5,146,969	5,095,751	51,218
10/26/2010	HSBC Bank Plc	80,751,000	INR	1,717,542	1,698,591	18,951
10/27/2010	HSBC Bank Plc	120,290,000	INR	2,558,303	2,547,869	10,434
5/10/2011	HSBC Bank Plc	1,228,565,000	INR	25,755,279	26,650,000	(894,721)
2/9/2011	HSBC Bank Plc	17,719,843,900	KRW	14,450,956	15,013,000	(562,044)
9/16/2010	HSBC Bank Plc	10,421,193	MYR	3,207,924	2,963,934	243,990
9/27/2010	JPMorgan Securities, Inc.	7,165,900	MYR	2,204,749	2,062,723	142,026
10/12/2010	JPMorgan Securities, Inc.	58,458,531	MYR	17,973,521	16,974,022	999,499
1/4/2011	JPMorgan Securities, Inc.	22,161,555	MYR	6,786,819	6,450,000	336,819
5/10/2011	Citibank	50,424,120	MYR	15,365,010	15,275,407	89,603
6/6/2011	HSBC Bank Plc	99,141,840	MYR	30,179,016	29,614,912	564,104
8/9/2010	Citibank	975,918	NZD	671,523	699,928	(28,405)
8/9/2010	Deutsche Bank Securities, Inc.	292,000	NZD	200,923	201,918	(995)
10/4/2010	Deutsche Bank Securities, Inc.	75,232,000	PHP	1,607,779	1,559,342	48,437
10/4/2010	HSBC Bank Plc	60,346,000	PHP	1,289,651	1,247,463	42,188
10/5/2010	Deutsche Bank Securities, Inc.	89,947,000	PHP	1,922,070	1,871,206	50,864
10/5/2010	HSBC Bank Plc	89,969,000	PHP	1,922,540	1,871,210	51,330
10/6/2010	JPMorgan Securities, Inc.	23,762,000	PHP	507,720	498,992	8,728
10/7/2010	Deutsche Bank Securities, Inc.	73,838,000	PHP	1,577,538	1,559,343	18,195
10/8/2010	Citibank	29,555,000	PHP	631,378	623,734	7,644
10/8/2010	Deutsche Bank Securities, Inc.	59,085,000	PHP	1,262,222	1,247,466	14,756
10/8/2010	HSBC Bank Plc	59,197,000	PHP	1,264,615	1,247,474	17,141
10/8/2010	JPMorgan Securities, Inc.	29,478,000	PHP	629,733	623,728	6,005
10/12/2010	Deutsche Bank Securities, Inc.	17,593,000	PHP	375,693	374,239	1,454
10/13/2010	HSBC Bank Plc	29,334,000	PHP	626,359	623,730	2,629
10/13/2010	JPMorgan Securities, Inc.	52,487,000	PHP	1,120,737	1,122,717	(1,980)
10/13/2010	JPMorgan Securities, Inc.	20,484,000	PHP	437,388	435,830	1,558
10/15/2010	JPMorgan Securities, Inc.	9,568,000	PHP	204,264	204,009	255
10/18/2010	JPMorgan Securities, Inc.	31,771,000	PHP	678,073	680,015	(1,942)
10/19/2010	Deutsche Bank Securities, Inc.	16,007,000	PHP	341,597	339,996	1,601
10/21/2010	Deutsche Bank Securities, Inc.	63,989,000	PHP	1,365,298	1,360,021	5,277
10/21/2010	JPMorgan Securities, Inc.	32,130,000	PHP	685,540	680,000	5,540
10/25/2010	Deutsche Bank Securities, Inc.	62,498,000	PHP	1,332,979	1,312,983	19,996
10/25/2010	HSBC Bank Plc	93,846,000	PHP	2,001,580	1,969,486	32,094
10/25/2010	JPMorgan Securities, Inc.	31,270,000	PHP	666,937	656,519	10,418
10/26/2010	HSBC Bank Plc	81,150,000	PHP	1,730,631	1,706,872	23,759
10/28/2010	Deutsche Bank Securities, Inc.	25,083,000	PHP	534,827	525,188	9,639
1/13/2011	JPMorgan Securities, Inc.	61,929,000	PHP	1,311,049	1,328,264	(17,215)
1/13/2011	JPMorgan Securities, Inc.	52,920,000	PHP	1,120,326	1,142,981	(22,655)
1/13/2011	JPMorgan Securities, Inc.	26,260,000	PHP	555,929	562,915	(6,986)
1/14/2011	HSBC Bank Plc	22,640,000	PHP	479,254	484,071	(4,817)
1/18/2011	Deutsche Bank Securities, Inc.	25,275,000	PHP	534,857	542,965	(8,108)
1/18/2011	HSBC Bank Plc	44,316,000	PHP	937,794	949,337	(11,543)

18

MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
1/19/2011	Deutsche Bank Securities, Inc.	15,814,000	PHP	$334,621	$338,412	$(3,791)
1/19/2011	JPMorgan Securities, Inc.	63,113,000	PHP	1,335,457	1,354,211	(18,754)
2/3/2011	Deutsche Bank Securities, Inc.	59,600,000	PHP	1,259,574	1,244,779	14,795
2/3/2011	HSBC Bank Plc	21,300,000	PHP	450,150	445,048	5,102
2/4/2011	Bank of America Securities LLC	16,800,000	PHP	355,019	353,684	1,335
2/4/2011	HSBC Bank Plc	16,800,000	PHP	355,019	353,327	1,692
2/7/2011	Bank of America Securities LLC	21,000,000	PHP	443,664	443,506	158
2/7/2011	JPMorgan Securities, Inc.	23,000,000	PHP	485,918	486,258	(340)
8/16/2010	Deutsche Bank Securities, Inc.	35,874,650	PLN	10,655,048	12,060,733	(1,405,685)

						$(2,281,173)

Forward Foreign Currency Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/20/2010	UBS Securities LLC	2,270,000	EUR	$2,790,637	$3,199,905	$409,268
8/23/2010	UBS Securities LLC	2,271,000	EUR	2,791,910	3,212,239	420,329
9/7/2010	Barclays Capital, Inc.	2,255,000	EUR	2,772,477	3,212,022	439,545
10/4/2010	UBS Securities LLC	2,310,000	EUR	2,840,605	3,375,834	535,229
10/6/2010	UBS Securities LLC	3,220,000	EUR	3,959,671	4,677,694	718,023
10/8/2010	UBS Securities LLC	3,217,000	EUR	3,956,022	4,724,969	768,947
10/26/2010	Deutsche Bank Securities, Inc.	4,106,000	EUR	5,049,701	6,064,562	1,014,861
10/27/2010	Deutsche Bank Securities, Inc.	4,112,000	EUR	5,057,105	6,153,197	1,096,092
10/27/2010	UBS Securities LLC	4,118,000	EUR	5,064,484	6,166,911	1,102,427
11/2/2010	Deutsche Bank Securities, Inc.	531,000	EUR	653,065	784,340	131,275
11/3/2010	Deutsche Bank Securities, Inc.	1,990,000	EUR	2,447,469	2,925,698	478,229
11/5/2010	Deutsche Bank Securities, Inc.	1,525,000	EUR	1,875,592	2,236,031	360,439
1/4/2011	Deutsche Bank Securities, Inc.	15,484,300	EUR	19,049,803	22,306,683	3,256,880
1/11/2011	Deutsche Bank Securities, Inc.	8,479,000	EUR	10,431,801	12,119,119	1,687,318
1/11/2011	UBS Securities LLC	8,953,000	EUR	11,014,968	12,801,447	1,786,479
1/18/2011	Deutsche Bank Securities, Inc.	1,805,000	EUR	2,220,791	2,611,059	390,268
1/27/2011	Citibank	1,858,400	EUR	2,286,598	2,623,596	336,998
2/8/2011	Citibank	2,553,000	EUR	3,141,438	3,503,597	362,159
2/8/2011	UBS Securities LLC	1,915,000	EUR	2,356,386	2,629,008	272,622
2/9/2011	Barclays Capital, Inc.	558,000	EUR	686,616	761,489	74,873
2/9/2011	HSBC Bank Plc	419,000	EUR	515,577	573,024	57,447
2/10/2011	Barclays Capital, Inc.	465,000	EUR	572,183	635,423	63,240
2/10/2011	Deutsche Bank Securities, Inc.	137,000	EUR	168,579	187,320	18,741
2/11/2011	UBS Securities LLC	446,000	EUR	548,806	613,304	64,498
2/16/2011	JPMorgan Securities, Inc.	956,000	EUR	1,176,396	1,300,734	124,338
2/16/2011	UBS Securities LLC	956,000	EUR	1,176,396	1,300,064	123,668
2/18/2011	Deutsche Bank Securities, Inc.	1,022,000	EUR	1,257,625	1,404,167	146,542
2/18/2011	UBS Securities LLC	1,022,000	EUR	1,257,625	1,404,034	146,409
3/7/2011	Bank of America Securities LLC	2,023,000	EUR	2,489,627	2,767,990	278,363

19

MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
3/7/2011	UBS Securities LLC	2,677,000	EUR	$3,294,479	$3,666,848	$372,369
3/8/2011	HSBC Bank Plc	714,000	EUR	878,696	977,030	98,334
4/7/2011	Deutsche Bank Securities, Inc.	3,184,000	EUR	3,919,061	4,302,635	383,574
4/7/2011	HSBC Bank Plc	3,821,000	EUR	4,703,119	5,163,814	460,695
4/7/2011	UBS Securities LLC	1,911,000	EUR	2,352,175	2,581,570	229,395
4/13/2011	UBS Securities LLC	3,193,000	EUR	3,930,276	4,301,290	371,014
4/14/2011	HSBC Bank Plc	2,625,000	EUR	3,231,141	3,583,493	352,352
5/10/2011	UBS Securities LLC	17,552,000	EUR	21,608,223	22,420,925	812,702
5/11/2011	Deutsche Bank Securities, Inc.	8,138,999	EUR	10,019,959	10,382,921	362,962
8/17/2010	UBS Securities LLC	305,946,000	JPY	3,459,353	3,225,373	(233,980)
8/18/2010	JPMorgan Securities, Inc.	152,028,000	JPY	1,719,020	1,612,687	(106,333)
8/19/2010	HSBC Bank Plc	151,323,000	JPY	1,711,076	1,608,450	(102,626)
8/20/2010	Barclays Capital, Inc.	151,705,000	JPY	1,715,424	1,610,833	(104,591)
8/20/2010	Deutsche Bank Securities, Inc.	151,899,000	JPY	1,717,618	1,608,452	(109,166)
8/23/2010	Citibank	303,103,000	JPY	3,427,545	3,221,672	(205,873)
8/23/2010	Credit Suisse First Boston Corp.	300,880,000	JPY	3,402,407	3,221,672	(180,735)
8/24/2010	Barclays Capital, Inc.	301,452,000	JPY	3,408,931	3,221,674	(187,257)
8/24/2010	JPMorgan Securities, Inc.	302,459,000	JPY	3,420,319	3,221,676	(198,643)
8/25/2010	Deutsche Bank Securities, Inc.	149,920,000	JPY	1,695,379	1,610,831	(84,548)
9/1/2010	JPMorgan Securities, Inc.	150,260,000	JPY	1,699,419	1,610,840	(88,579)
9/2/2010	HSBC Bank Plc	148,685,000	JPY	1,681,634	1,610,836	(70,798)
9/9/2010	HSBC Bank Plc	223,934,000	JPY	2,533,035	2,416,258	(116,777)
9/10/2010	Deutsche Bank Securities, Inc.	193,175,000	JPY	2,185,145	2,104,395	(80,750)
9/10/2010	HSBC Bank Plc	223,165,000	JPY	2,524,384	2,416,252	(108,132)
9/13/2010	UBS Securities LLC	160,467,000	JPY	1,815,263	1,753,661	(61,602)
9/15/2010	Barclays Capital, Inc.	126,257,000	JPY	1,428,320	1,402,934	(25,386)
9/15/2010	HSBC Bank Plc	127,670,000	JPY	1,444,305	1,402,936	(41,369)
9/15/2010	UBS Securities LLC	190,155,000	JPY	2,151,185	2,104,392	(46,793)
9/16/2010	Deutsche Bank Securities, Inc.	63,483,000	JPY	718,184	701,470	(16,714)
9/16/2010	HSBC Bank Plc	189,374,000	JPY	2,142,390	2,104,389	(38,001)
9/21/2010	HSBC Bank Plc	62,949,000	JPY	712,209	701,460	(10,749)
9/21/2010	JPMorgan Securities, Inc.	126,965,000	JPY	1,436,491	1,402,928	(33,563)
9/24/2010	JPMorgan Securities, Inc.	70,389,000	JPY	796,431	777,822	(18,609)
9/27/2010	JPMorgan Securities, Inc.	7,000,000	JPY	79,207	77,786	(1,421)
9/28/2010	JPMorgan Securities, Inc.	39,663,000	JPY	448,809	440,749	(8,060)
9/29/2010	JPMorgan Securities, Inc.	66,105,000	JPY	748,029	734,582	(13,447)
11/8/2010	Citibank	94,232,353	JPY	1,067,206	1,041,445	(25,761)
11/10/2010	Barclays Capital, Inc.	92,567,000	JPY	1,048,390	1,033,604	(14,786)
11/12/2010	Barclays Capital, Inc.	229,154,000	JPY	2,595,450	2,557,380	(38,070)
11/12/2010	UBS Securities LLC	93,849,000	JPY	1,062,955	1,048,253	(14,702)
11/15/2010	Deutsche Bank Securities, Inc.	306,357,000	JPY	3,470,090	3,420,117	(49,973)
11/16/2010	Barclays Capital, Inc.	73,747,000	JPY	835,346	820,825	(14,521)
11/16/2010	JPMorgan Securities, Inc.	152,982,000	JPY	1,732,856	1,710,060	(22,796)
11/17/2010	Barclays Capital, Inc.	305,461,000	JPY	3,460,089	3,420,118	(39,971)

20

MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/17/2010	HSBC Bank Plc	79,941,000	JPY	$905,526	$889,231	$(16,295)
11/17/2010	UBS Securities LLC	122,208,000	JPY	1,384,303	1,368,051	(16,252)
11/18/2010	Barclays Capital, Inc.	425,961,000	JPY	4,825,147	4,788,166	(36,981)
11/29/2010	Bank of America Securities LLC	330,341,000	JPY	3,742,872	3,727,928	(14,944)
11/29/2010	Barclays Capital, Inc.	301,915,000	JPY	3,420,796	3,420,125	(671)
11/29/2010	Barclays Capital, Inc.	179,396,000	JPY	2,032,616	2,052,069	19,453
11/29/2010	Citibank	119,465,000	JPY	1,353,578	1,368,050	14,472
12/1/2010	Deutsche Bank Securities, Inc.	296,207,000	JPY	3,356,266	3,420,128	63,862
12/28/2010	Barclays Capital, Inc.	109,297,635	JPY	1,239,144	1,201,548	(37,596)
12/28/2010	Citibank	109,701,956	JPY	1,243,728	1,201,548	(42,180)
12/28/2010	JPMorgan Securities, Inc.	109,471,259	JPY	1,241,112	1,201,548	(39,564)
1/7/2011	Barclays Capital, Inc.	88,890,000	JPY	1,007,993	975,607	(32,386)
1/7/2011	Citibank	44,450,000	JPY	504,053	487,808	(16,245)
1/7/2011	UBS Securities LLC	44,440,000	JPY	503,940	487,789	(16,151)
1/11/2011	Deutsche Bank Securities, Inc.	44,590,000	JPY	505,686	487,840	(17,846)
1/11/2011	HSBC Bank Plc	44,630,000	JPY	506,139	487,760	(18,379)
1/13/2011	HSBC Bank Plc	139,260,000	JPY	1,579,389	1,518,383	(61,006)
1/14/2011	Barclays Capital, Inc.	138,210,000	JPY	1,567,515	1,518,349	(49,166)
1/14/2011	UBS Securities LLC	109,940,000	JPY	1,246,890	1,214,734	(32,156)
1/26/2011	Barclays Capital, Inc.	411,460,000	JPY	4,667,839	4,581,332	(86,507)
1/26/2011	Deutsche Bank Securities, Inc.	102,590,000	JPY	1,163,840	1,145,361	(18,479)
1/26/2011	UBS Securities LLC	359,980,000	JPY	4,083,820	4,008,597	(75,223)
1/27/2011	HSBC Bank Plc	353,837,000	JPY	4,014,220	3,939,708	(74,512)
2/10/2011	Morgan Stanley & Co., Inc.	133,761,000	JPY	1,517,968	1,503,563	(14,405)
2/22/2011	HSBC Bank Plc	144,240,000	JPY	1,637,325	1,604,217	(33,108)
2/22/2011	JPMorgan Securities, Inc.	144,300,000	JPY	1,638,006	1,603,690	(34,316)
3/1/2011	HSBC Bank Plc	159,900,000	JPY	1,815,371	1,790,654	(24,717)
3/1/2011	JPMorgan Securities, Inc.	160,000,000	JPY	1,816,506	1,790,751	(25,755)
3/1/2011	UBS Securities LLC	178,400,000	JPY	2,025,404	2,005,441	(19,963)
3/18/2011	Citibank	142,403,000	JPY	1,617,337	1,581,058	(36,279)
3/18/2011	Morgan Stanley & Co., Inc.	85,500,000	JPY	971,063	948,925	(22,138)
3/18/2011	UBS Securities LLC	115,450,000	JPY	1,311,219	1,283,762	(27,457)
3/22/2011	Bank of America Securities LLC	86,066,450	JPY	977,584	956,453	(21,131)
4/20/2011	Citibank	100,800,000	JPY	1,145,737	1,099,794	(45,943)
4/20/2011	UBS Securities LLC	100,800,000	JPY	1,145,737	1,099,213	(46,524)
9/1/2010	Deutsche Bank Securities, Inc.	144,360,789	MXN	11,182,656	10,355,124	(827,532)
8/9/2010	Citibank	975,918	NZD	671,523	641,627	(29,896)
8/9/2010	Credit Suisse First Boston Corp.	964,786	NZD	663,863	635,746	(28,117)
8/9/2010	Deutsche Bank Securities, Inc.	56,386,623	NZD	38,799,258	37,091,120	(1,708,138)
8/11/2010	Credit Suisse First Boston Corp.	483,358	NZD	332,542	321,012	(11,530)
8/11/2010	Credit Suisse First Boston Corp.	483,121	NZD	332,379	320,855	(11,524)
8/12/2010	Deutsche Bank Securities, Inc.	4,553,540	NZD	3,132,506	2,974,372	(158,134)
8/24/2010	Credit Suisse First Boston Corp.	4,449,491	NZD	3,057,983	2,933,905	(124,078)
8/27/2010	Deutsche Bank Securities, Inc.	4,428,000	NZD	3,042,481	2,960,118	(82,363)

						$13,656,022

21

MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Forward Foreign Cross-Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/9/2011	Barclays Capital, Inc.	1,270,000	AUD	93,764,100	JPY	$1,049,697	$1,094,486	$(44,789)
2/9/2011	Citibank	1,270,000	AUD	93,996,510	JPY	1,049,697	1,094,486	(44,789)
2/9/2011	Deutsche Bank Securities, Inc.	1,270,000	AUD	94,188,280	JPY	1,049,697	1,094,486	(44,789)
8/17/2010	Deutsche Bank Securities, Inc.	2,203,000	BRL	106,993,101	JPY	1,215,418	1,202,216	13,202
8/18/2010	Deutsche Bank Securities, Inc.	1,628,000	BRL	78,388,200	JPY	897,957	882,720	15,237
8/19/2010	Deutsche Bank Securities, Inc.	2,442,000	BRL	114,788,652	JPY	1,346,594	1,308,051	38,543
8/31/2010	Deutsche Bank Securities, Inc.	1,630,000	BRL	76,158,490	JPY	896,106	865,824	30,282
9/2/2010	Deutsche Bank Securities, Inc.	2,445,000	BRL	113,049,465	JPY	1,343,480	1,305,079	38,401
9/15/2010	Deutsche Bank Securities, Inc.	3,668,000	BRL	171,028,936	JPY	2,009,731	2,022,720	(12,989)
1/26/2011	Deutsche Bank Securities, Inc.	4,860,000	BRL	221,318,082	JPY	2,575,078	2,669,596	(94,518)
1/27/2011	HSBC Bank Plc	1,813,000	BRL	82,831,908	JPY	960,374	995,060	(34,686)
1/27/2011	HSBC Bank Plc	1,813,000	BRL	82,823,605	JPY	960,374	995,060	(34,686)
2/10/2011	HSBC Bank Plc	2,124,000,000	KRW	159,795,365	JPY	1,732,171	1,815,617	(83,446)
2/14/2011	Deutsche Bank Securities, Inc.	631,000,000	KRW	47,941,042	JPY	514,593	542,283	(27,690)
2/14/2011	JPMorgan Securities, Inc.	728,000,000	KRW	55,151,515	JPY	593,699	621,213	(27,514)
2/16/2011	JPMorgan Securities, Inc.	425,000,000	KRW	32,534,639	JPY	346,596	365,246	(18,650)
11/29/2010	UBS Securities LLC	27,237,000	NOK	3,185,502	EUR	4,169,934	4,883,896	(713,962)
12/1/2010	UBS Securities LLC	8,810,000	NOK	1,021,449	EUR	1,348,677	1,556,180	(207,503)
2/8/2011	UBS Securities LLC	18,244,200	NOK	2,189,313	EUR	2,784,786	3,063,755	(278,969)
2/9/2011	Deutsche Bank Securities, Inc.	36,433,000	NOK	4,378,598	EUR	5,560,886	6,056,621	(495,735)
2/9/2011	UBS Securities LLC	25,499,600	NOK	3,065,040	EUR	3,892,086	4,239,053	(346,967)
7/2/2010	Deutsche Bank Securities, Inc.	39,200,000	PLN	8,641,023	EUR	11,678,310	12,277,625	(599,315)
2/9/2011	Deutsche Bank Securities, Inc.	4,666,000	PLN	1,119,885	EUR	1,372,935	1,575,686	(202,751)
2/10/2011	Barclays Capital, Inc.	4,666,000	PLN	1,113,657	EUR	1,372,869	1,547,364	(174,495)
2/14/2011	Deutsche Bank Securities, Inc.	4,666,000	PLN	1,123,498	EUR	1,372,606	1,582,312	(209,706)
5/24/2011	Morgan Stanley & Co., Inc.	5,956,000	PLN	1,402,171	EUR	1,744,120	1,774,626	(30,506)
7/5/2011	Deutsche Bank Securities, Inc.	39,200,000	PLN	9,282,501	EUR	11,457,868	11,521,448	(63,580)
4/29/2011	UBS Securities LLC	261,920,000	SEK	27,198,339	EUR	33,736,059	36,028,749	(2,292,690)
6/29/2011	UBS Securities LLC	22,382,000	SEK	2,328,184	EUR	2,880,722	2,870,426	10,296
6/29/2011	UBS Securities LLC	16,252,000	SEK	1,694,417	EUR	2,091,747	2,098,792	(7,045)

								$(5,945,809)

Forward Foreign Cross-Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/2/2010	Deutsche Bank Securities, Inc.	8,641,023	EUR	39,200,000	PLN	$10,620,243	$12,277,625	$1,657,382
11/29/2010	UBS Securities LLC	3,185,502	EUR	27,237,000	NOK	3,918,307	4,883,896	965,589
12/1/2010	UBS Securities LLC	1,021,449	EUR	8,810,000	NOK	1,256,440	1,556,180	299,740
2/8/2011	UBS Securities LLC	2,189,313	EUR	18,244,200	NOK	2,693,925	3,063,755	369,830
2/9/2011	Deutsche Bank Securities, Inc.	4,378,598	EUR	36,433,000	NOK	5,387,843	6,056,621	668,778
2/9/2011	Deutsche Bank Securities, Inc.	1,119,885	EUR	4,666,000	PLN	1,378,013	1,575,686	197,673

22

MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver		Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
2/9/2011	UBS Securities LLC	3,065,040	EUR	25,499,600	NOK	$3,771,517	$4,239,053	$467,536
2/10/2011	Barclays Capital, Inc.	1,113,657	EUR	4,666,000	PLN	1,370,356	1,547,364	177,008
2/14/2011	Deutsche Bank Securities, Inc.	1,123,498	EUR	4,666,000	PLN	1,382,495	1,582,312	199,817
4/29/2011	UBS Securities LLC	27,198,339	EUR	261,920,000	SEK	33,481,661	36,028,749	2,547,088
5/24/2011	Morgan Stanley & Co., Inc.	1,402,171	EUR	5,956,000	PLN	1,726,350	1,774,626	48,276
6/29/2011	UBS Securities LLC	2,328,184	EUR	22,382,000	SEK	2,867,057	2,870,426	3,369
6/29/2011	UBS Securities LLC	1,694,417	EUR	16,252,000	SEK	2,086,600	2,098,793	12,193
7/5/2011	Deutsche Bank Securities, Inc.	9,282,501	EUR	39,200,000	PLN	11,431,393	11,521,448	90,055
8/17/2010	Deutsche Bank Securities, Inc.	106,993,101	JPY	2,203,000	BRL	1,209,779	1,202,216	(7,563)
8/18/2010	Deutsche Bank Securities, Inc.	78,388,200	JPY	1,628,000	BRL	886,356	882,720	(3,636)
8/19/2010	Deutsche Bank Securities, Inc.	114,788,652	JPY	2,442,000	BRL	1,297,966	1,308,051	10,085
8/31/2010	Deutsche Bank Securities, Inc.	76,158,490	JPY	1,630,000	BRL	861,327	865,824	4,497
9/2/2010	Deutsche Bank Securities, Inc.	113,049,465	JPY	2,445,000	BRL	1,278,594	1,305,079	26,485
9/15/2010	Deutsche Bank Securities, Inc.	171,028,936	JPY	3,668,000	BRL	1,934,816	2,022,720	87,904
1/26/2011	Deutsche Bank Securities, Inc.	221,318,082	JPY	4,860,000	BRL	2,510,760	2,669,596	158,836
1/27/2011	HSBC Bank Plc	82,831,908	JPY	1,813,000	BRL	939,714	995,060	55,346
1/27/2011	HSBC Bank Plc	82,823,605	JPY	1,813,000	BRL	939,619	995,060	55,441
2/9/2011	Barclays Capital, Inc.	93,764,100	JPY	1,270,000	AUD	1,064,045	1,094,486	30,441
2/9/2011	Citibank	93,996,510	JPY	1,270,000	AUD	1,066,683	1,094,486	27,803
2/9/2011	Deutsche Bank Securities, Inc.	94,188,280	JPY	1,270,000	AUD	1,068,859	1,094,486	25,627
2/10/2011	HSBC Bank Plc	159,795,365	JPY	2,124,000,000	KRW	1,813,416	1,815,617	2,201
2/14/2011	Deutsche Bank Securities, Inc.	47,941,042	JPY	631,000,000	KRW	544,101	542,283	(1,818)
2/14/2011	JPMorgan Securities, Inc.	55,151,515	JPY	728,000,000	KRW	625,935	621,213	(4,722)
2/16/2011	JPMorgan Securities, Inc.	32,534,639	JPY	425,000,000	KRW	369,264	365,246	(4,018)

								$8,167,243

AUD - Australian Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNY - China Yuan Renminbi

EUR - Euro

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

7. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

23

MET INVESTORS SERIES TRUST

Met/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

9. Income Tax Information

The tax character of distributions paid for the year ended December 31, 2009 were as follows:

Ordinary Income	Long-Term Capital Gain	Total
2009	2009	2009

$—	$—	$—

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$5,529,823	$—	$49,205,672	$—	$54,735,495

10. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

11. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the MetLife Aggressive Strategy Portfolio had a return of -7.23% and -7.31% for Class A and B Shares, respectively, versus -5.27% for its benchmark, the Dow Jones Aggressive Index1.

Market Environment/Conditions

After a strong start in 2010, common stocks fell sharply from May onward due to concerns about the overall economy and the sovereign debt crisis in Europe. The Standard & Poor’s 500 Index2 fell 6.65% during the six month period ending June 2010. The index’s second quarter return of -11.40% broke the streak of four straight quarters of positive returns. During the first half of 2010, stocks of larger companies generally fell more than the stocks of mid and smaller sized companies and growth style stocks fell more than value style stocks. The consumer and industrial sectors, while both down for the period, held up better than the energy, technology, and materials sector. Foreign stocks, as measured by the MSCI EAFE Index3, were down 13.23% during the six months ending June. On a local currency basis, foreign stocks were down only 7.34% with the remainder of the decline coming from a stronger dollar, which makes foreign securities less valuable to the U.S. dollar based investor. On a regional basis, Europe was down the most among developed countries, while Japan was down only modestly. Emerging market and small cap foreign stocks generally held up better than stocks of larger companies from developed countries.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes. MetLife Advisers uses holdings based analysis to achieve its objectives by investing in the underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. The Portfolio has a broad asset allocation goal of 100% to equities. In addition, the Portfolio has goals for the sub-asset classes that make up the broad asset category; for example, equities will be broken down by capitalization and region. To attain these goals, MetLife Advisers establishes target percentages among the various underlying portfolios. While the broad asset class goal did not change, several small adjustments to the target allocations of the sub-asset classes and the underlying portfolios were made during the year. Most notable was a modest increase in the asset class target for Foreign Equities (from 27% to 29%).

The first six months of 2010 was composed of two distinct market environments. The January to April period was characterized by a continuation of the trends of the last nine months of 2009 during which risk was rewarded: strong equity returns and better bond returns in the credit sectors than in the government sectors. In May and June, the markets resembled the risk-averse period of 2008 and early 2009, where stock prices fell as investors fled to the safety of Treasury bonds. While the Portfolio does not have an explicit goal for cash, it did hold a residual position in cash from the various underlying portfolios. Within the equity portfolios, the cash positions cushioned some of the decline.

Although all underlying equity portfolios produced a negative return for the six month period, some lost less than their respective index and thus added to relative performance. The biggest contributors to relative performance were the Harris Oakmark International Portfolio, the MFS® Emerging Markets Equity Portfolio, and the Met/Dimensional International Small Company Portfolio. Harris was helped by strong stock selection, particularly in the U.K., Germany, and France. Individual holdings OMRON and British Sky Broadcasting had the most positive impact on performance during the period. Both the MFS® Emerging Markets Equity Portfolio and the Met/Dimensional International Small Company Portfolio held up better than the broader MSCI EAFE Index during the period as smaller companies and those in the faster-growing developing economies did better than larger companies from developed countries (especially those in Europe).

The largest detractors from relative performance during the period were the BlackRock Large Cap Value Portfolio, the MFS® Value Portfolio, the Jennison Growth Portfolio, and the Rainier Large Cap Equity Portfolio. BlackRock’s underweight position coupled with unfavorable security selection in the financial services sector, along with weak security selection in the information technology sector, caused the majority of the Portfolio’s underperformance. For MFS® Value, stock selection in the financial services sector was the principal detractor from the Portfolio’s performance; in particular, they held an overweight position in poor-performing financial services firms Goldman Sachs Group, State Street Corporation, and Bank of New York Mellon. Jennison’s overall stock selection in several sectors detracted from Portfolio performance. Rainier was hurt primarily by stock selection in the financial services sector.

1

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary (continued)

Investment Committee

MetLife Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as of June 30, 2010 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Davis Venture Value Portfolio (Class A)	8.1
Jennison Growth Portfolio (Class A)	7.9
Rainier Large Cap Equity Portfolio (Class A)	6.9
Harris Oakmark International Portfolio (Class A)	5.1
Clarion Global Real Estate Portfolio (Class A)	5.1
MFS® Research International Portfolio (Class A)	5.1
Van Kampen Comstock Portfolio (Class A)	5.0
Invesco Small Cap Growth Portfolio (Class A)	5.0
MFS® Value Portfolio (Class A)	5.0
BlackRock Large Cap Value Portfolio (Class A)	4.9

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MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

MetLife Aggressive Strategy Portfolio managed by
MetLife Advisers, LLC vs. Dow Jones Aggressive Index1

	Average Annual Return[4] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[5]
MetLife Aggressive Strategy Portfolio—Class A	-7.23%	14.46%	-1.08%	-0.17%
Class B	-7.31%	14.26%	-1.36%	0.11%
Dow Jones Aggressive Index[1]	-5.27%	18.67%	2.29%	3.65%

The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

4 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5 Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A(a)(b)
Actual	0.79%	$1,000.00	$927.70	$3.78
Hypothetical	0.79%	1,000.00	1,020.88	3.96

Class B(a)(b)
Actual	1.04%	$1,000.00	$926.90	$4.97
Hypothetical	1.04%	1,000.00	1,019.64	5.21

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period,

multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial

Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Funds - 100.0%
Affiliated Investment Companies - 100.0%
Artio International Stock Portfolio (Class A)(b)	3,060,190	$25,001,755
BlackRock Large Cap Value Portfolio (Class A)(b)	3,522,909	30,191,334
Clarion Global Real Estate Portfolio (Class A)(a)	3,869,206	31,611,414
Davis Venture Value Portfolio (Class A)(b)	1,910,459	49,442,677
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	1,208,057	12,032,252
Harris Oakmark International Portfolio (Class A)(a)	2,840,548	31,615,299
Invesco Small Cap Growth Portfolio (Class A)(a)	2,813,168	30,944,846
Janus Forty Portfolio (Class A)(a)	422,602	24,054,530
Jennison Growth Portfolio (Class A)(b)	4,963,209	48,341,659
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A)(a)	4,312,270	24,321,203
Lord Abbett Growth and Income Portfolio (Class A)(a)	1,690,783	30,011,402
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	90,019	12,535,993
Met/Dimensional International Small Company Portfolio (Class A)(b)	1,947,412	24,615,284
MFS® Emerging Markets Equity Portfolio (Class A)(a)	2,167,275	19,592,170
MFS® Research International Portfolio (Class A)(a)	3,876,336	31,282,029
MFS® Value Portfolio (Class A)(b)	3,018,448	30,908,904
Neuberger Berman Genesis Portfolio (Class A)(b)	1,378,197	12,610,499
Rainier Large Cap Equity Portfolio (Class A)(a)	6,566,798	42,093,176
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	2,427,254	18,665,580
Third Avenue Small Cap Value Portfolio (Class A)(a)	1,538,261	18,059,181
Turner Mid Cap Growth Portfolio (Class A)(a)	1,744,104	17,894,503
Van Eck Global Natural Resources Portfolio (Class A)(b)	1,402,379	17,291,337

Security Description	Shares	Value

Affiliated Investment Companies - continued
Van Kampen Comstock Portfolio (Class A)(a)	3,968,624	$30,994,952

Total Mutual Funds (Cost $670,471,049)		614,111,979

Total Investments - 100.0% (Cost $670,471,049#)		614,111,979

Other Assets And Liabilities (net) - 0.0%		(204,896)

Net Assets - 100.0%		$613,907,083

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $21,118,015 and $77,477,085, respectively, resulting in a net unrealized depreciation of $56,359,070.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—	other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—	unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$614,111,979	$—	$—	$614,111,979
Total Investments	$614,111,979	$—	$—	$614,111,979

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$614,111,979
Receivable for shares sold	613,945
Receivable from Adviser	6,625

Total assets	614,732,549

Liabilities
Payables for:
Investments purchased	421,385
Shares redeemed	190,640
Accrued Expenses:
Management fees	49,973
Distribution and service fees - Class B	132,276
Administration fees	2,563
Custodian and accounting fees	4,088
Deferred trustees’ fees	11,173
Other expenses	13,368

Total liabilities	825,466

Net Assets	$613,907,083

Net Assets Represented by
Paid in surplus	$862,073,768
Accumulated net realized loss	(200,006,524)
Unrealized depreciation on investments	(56,359,070)
Undistributed net investment income	8,198,909

Net Assets	$613,907,083

Net Assets
Class A	$255,147

Class B	613,651,936

Capital Shares Outstanding*
Class A	33,201

Class B	79,993,822

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.68

Class B	7.67

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $670,471,049.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$9,356,507

Total investment income	9,356,507

Expenses
Management fees	308,507
Administration fees	12,563
Custodian and accounting fees	12,529
Distribution and service fees - Class B	821,374
Audit and tax services	6,316
Legal	17,356
Trustees’ fees and expenses	12,198
Miscellaneous	3,755

Total expenses	1,194,598
Less expenses reimbursed by the Adviser	(44,529)

Net expenses	1,150,069

Net investment income	8,206,438

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(11,169,369)
Capital gain distributions from Underlying Portfolios	2,551,810

Net realized loss on investments and capital gain distributions from Underlying Portfolios	(8,617,559)

Net change in unrealized depreciation on investments	(48,399,553)

Net realized and unrealized loss on investments	(57,017,112)

Net Decrease in Net Assets from Operations	$(48,810,674)

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$8,206,438	$8,101,785
Net realized loss on investments and capital gain distributions from Underlying Portfolios	(8,617,559)	(157,378,133)
Net change in unrealized appreciation (depreciation) on investments	(48,399,553)	307,163,328

Net increase (decrease) in net assets resulting from operations	(48,810,674)	157,886,980

Distributions to Shareholders
From net investment income
Class A	(4,286)	—
Class B	(8,105,028)	—
From net investment income
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(8,109,314)	—

Net increase (decrease) in net assets from capital share transactions	16,936,433	(5,133,800)

Net Increase (Decrease) in Net Assets	(39,983,555)	152,753,180
Net assets at beginning of period	653,890,638	501,137,458

Net assets at end of period	$613,907,083	$653,890,638

Undistributed net investment income at end of period	$8,198,909	$8,101,785

Other Information:
Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	1,503	$12,684	4,127	$27,383
Reinvestments	480	4,286	—	—
Redemption	(4,163)	(36,955)	(6,102)	(37,487)

Net decrease	(2,180)	$(19,985)	(1,975)	$(10,104)

Class B
Sales	7,195,814	$60,680,651	11,502,960	$81,223,467
Reinvestments	908,635	8,105,028	—	—
Redemptions	(6,238,439)	(51,829,261)	(12,756,849)	(86,347,163)

Net increase (decrease)	1,866,010	$16,956,418	(1,253,889)	$(5,123,696)

Increase (decrease) derived from capital shares transactions		$16,936,433		$(5,133,800)

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$8.39	$6.31	$12.61	$13.21	$11.68	$10.27

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12	0.12	0.11	0.09	0.22	0.77
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	1.96	(4.71)	0.34	1.42	0.79

Total From Investment Operations	(0.59)	2.08	(4.60)	0.43	1.64	1.56

Less Distributions
Dividends from Net Investment Income	(0.12)	—	(0.41)	(0.20)	(0.02)	(0.11)
Distributions from Net Realized Capital Gains	—	—	(1.29)	(0.83)	(0.09)	(0.04)
Distributions from Return of Capital	—	—	(0.00)+	—	—	—

Total Distributions	(0.12)	—	(1.70)	(1.03)	(0.11)	(0.15)

Net Asset Value, End of Period	$7.68	$8.39	$6.31	$12.61	$13.21	$11.68

Total Return (%)	(7.23)	32.96	(40.67)	3.12	14.10%	15.12

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(c)	0.10 *	0.10	0.10	0.10	0.10	0.12	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(d)	0.11 *	0.12	0.11	0.10	0.11	0.12	*
Ratio of Net Investment Income to Average Net Assets (%)(e)	2.83 *	1.75	1.11	0.69	1.75	1.08	*
Portfolio Turnover Rate (%)	10.8	40.4	29.6	27.2	26.0	18.3
Net Assets, End of Period (in millions)	$0.3	$0.3	$0.2	$0.4	$0.3	$0.1

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.37	$6.31	$12.58	$13.18	$11.68	$10.69

Income (Loss) from Investment Operations
Net Investment Income(a)	0.10	0.10	0.08	0.05	0.18	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)	1.96	(4.70)	0.35	1.41	0.91

Total From Investment Operations	(0.60)	2.06	(4.62)	0.40	1.59	1.11

Less Distributions
Dividends from Net Investment Income	(0.10)	—	(0.36)	(0.17)	(0.00)++	(0.08)
Distributions from Net Realized Capital Gains	—	—	(1.29)	(0.83)	(0.09)	(0.04)
Distributions from Return of Capital	—	—	(0.00)+	—	—	—

Total Distributions	(0.10)	—	(1.65)	(1.00)	(0.09)	(0.12)

Net Asset Value, End of Period	$7.67	$8.37	$6.31	$12.58	$13.18	$11.68

Total Return (%)	(7.31)	32.65	(40.81)	2.89	13.64	10.38

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(c)	0.35 *	0.35	0.35	0.35	0.35	0.35
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(d)	0.36 *	0.37	0.36	0.35	0.36	0.37
Ratio of Net Investment Income to Average Net Assets (%)(e)	2.50 *	1.51	0.84	0.36	1.45	1.80
Portfolio Turnover Rate (%)	10.9	40.4	29.6	27.2	26.0	18.3
Net Assets, End of Period (in millions)	$613.7	$653.6	$500.9	$816.8	$855.9	$661.7

*	Annualized
+	Distributions from return of capital were less than $0.01.
++	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Aggressive Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

10

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$308,507	0.10%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.05%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

			Expenses Deferred in
	Maximum Expense Ratio under current Expense Limitation Agreement		2006	2007	2008	2009	2010
			Subject to repayment until December 31,
	Class A	Class B	2011	2012	2013	2014	2015

MetLife Aggressive Strategy Portfolio	0.10%	0.35%	$221,376	$11,142	$75,771	$120,935	$44,529

Strategic Growth Portfolio*	N/A	N/A	$36,665	$131,207	$65,845	$—	$—

* On November 7, 2008, the Strategic Growth Portfolio, a series of the Trust, merged with and into MetLife Aggressive Strategy Portfolio. At that time, the Adviser was entitled to a subsidy amount of $233,717 from the Portfolio. The repayment of such subsidy amount will be repaid, as applicable, by the MetLife Aggressive Strategy Portfolio. During the six months ended June 30, 2010 the Portfolio did not pay any of subsidy amount for the Strategic Growth Portfolio.

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

11

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$90,806,484	$—	$71,273,390

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2010 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010
Artio International Stock	2,710,144	456,316	(106,270)	3,060,190
BlackRock Large Cap Value	3,441,454	219,359	(137,904)	3,522,909
Clarion Global Real Estate	3,383,437	617,401	(131,632)	3,869,206
Davis Venture Value	2,097,054	113,089	(299,684)	1,910,459
Goldman Sachs Mid Cap Value	1,286,369	70,178	(148,490)	1,208,057
Harris Oakmark International	2,143,876	786,545	(88,873)	2,841,548
Invesco Small Cap Growth	2,942,100	129,993	(258,925)	2,813,168
Janus Forty	403,681	33,893	(14,972)	422,602
Jennison Growth	5,463,033	309,818	(809,642)	4,963,209
Legg Mason ClearBridge Aggressive Growth	4,449,853	273,874	(411,457)	4,312,270
Lord Abbett Growth and Income	1,695,527	97,014	(101,758)	1,690,783
Met/Artisan Mid Cap Value	90,160	5,022	(5,163)	90,019
Met/Dimensional International Small Company	1,280,397	726,619	(59,604)	1,947,412
MFS® Emerging Markets Equity	2,072,306	170,751	(75,782)	2,167,275
MFS® Research International	2,712,360	1,285,337	(121,361)	3,876,336
MFS® Value	2,897,891	238,846	(118,289)	3,018,448
Neuberger Berman Genesis	—	1,402,910	(24,713)	1,378,197
Rainier Large Cap Equity	7,340,364	504,964	(1,278,530)	6,566,798
T. Rowe Mid Cap Growth	2,585,195	111,727	(269,668)	2,427,254

12

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Affiliated Issuers - continued

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010
Third Avenue Small Cap Value	2,593,146	133,054	(1,187,939)	1,538,261
Turner Mid Cap Growth	1,910,124	81,185	(247,205)	1,744,104
Van Eck Global Natural Resources	1,328,641	165,668	(91,930)	1,402,379
Van Kampen Comstock	3,840,926	296,106	(168,408)	3,968,624

Underlying Portfolio (Class A)	Net Realized Gain/ (Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010
Artio International Stock	$(459,054)	$—	$408,541	$25,001,755
BlackRock Large Cap Value	223,729	—	349,216	30,191,334
Clarion Global Real Estate	(709,797)	—	2,894,046	31,611,414
Davis Venture Value	(40,746)	—	600,020	49,442,677
Goldman Sachs Mid Cap Value	(295,818)	—	169,701	12,032,252
Harris Oakmark International	(664,554)	—	557,276	31,615,299
Invesco Small Cap Growth	(341,824)	—	—	30,944,846
Janus Forty	174,448	—	460,780	24,054,530
Jennison Growth	(736,648)	—	360,406	48,341,659
Legg Mason ClearBridge Aggressive Growth	(899,313)	—	17,490	24,321,203
Lord Abbett Growth and Income	(984,338)	—	415,202	30,011,402
Met/Artisan Mid Cap Value	(189,730)	—	101,818	12,535,993
Met/Dimensional International Small Company	222,935	1,077,776	327,040	24,615,284
MFS® Emerging Markets Equity	(252,732)	—	249,305	19,592,170
MFS® Research International	(682,000)	—	496,586	31,282,029
MFS® Value	251,959	—	474,432	30,908,904
Neuberger Berman Genesis	(20,013)	—	—	12,610,499
Rainier Large Cap Equity	(2,739,723)	—	343,031	42,093,176
T. Rowe Mid Cap Growth	639,172	—	—	18,665,580
Third Avenue Small Cap Value	(2,955,449)	—	472,110	18,059,181
Turner Mid Cap Growth	(463,733)	—	—	17,894,503
Van Eck Global Natural Resources	411,796	1,474,034	100,653	17,291,337
Van Kampen Comstock	(657,936)	—	558,854	30,994,952

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2009	2008	2009	2008	2009	2008	2009	2008

$—	$24,550,055	$—	$76,896,493	$—	$155,455	$—	$101,602,003

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$8,109,303	$—	$(43,250,887)	$(156,097,595)	$(191,239,179)

13

MET INVESTORS SERIES TRUST

MetLife Aggressive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information - continued

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$17,248,289*	$138,849,306	$156,097,595

* The Portfolio acquired capital losses in the merger with Strategic Growth Portfolio on November 7, 2008.

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the MetLife Balanced Strategy Portfolio had a return of -2.64% and -2.61% for Class A and B Shares, respectively, versus -1.47% for its benchmark, the Dow Jones Moderate Index1.

Market Environment/Conditions

After a strong start in 2010, common stocks fell sharply from May onward due to concerns about the overall economy and the sovereign debt crisis in Europe. The Standard & Poor’s 500 Index2 fell 6.65% during the six month period ending June 2010. The index’s second quarter return of -11.40% broke the streak of four straight quarters of positive returns. During the first half of 2010, stocks of larger companies generally fell more than the stocks of mid and smaller sized companies and growth style stocks fell more than value style stocks. The consumer and industrial sectors, while both down for the period, held up better than the energy, technology, and materials sector. Foreign stocks, as measured by the MSCI EAFE Index3, were down 13.23% during the six months ending June. On a local currency basis, foreign stocks were down only 7.34% with the remainder of the decline coming from a stronger dollar, which makes foreign securities less valuable to the U.S. dollar based investor. On a regional basis, Europe was down the most among developed countries, while Japan was down only modestly. Emerging market and small cap foreign stocks generally held up better than stocks of larger companies from developed countries. In response to concerns about the strength and duration of the economic recovery, Treasury yields fell as investors sought the safety of government securities. Spreads between these relatively safe Treasuries and riskier corporate bonds widened as investors worried about borrowers’ abilities to repay loans in an uncertain economic environment.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes. MetLife Advisers uses holdings based analysis to achieve its objectives by investing in the underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. The Portfolio has a broad asset allocation goal of 35% to fixed income and 65% to equities. In addition, the Portfolio has goals for the sub-asset classes that make up the broad asset category; for example, equities will be broken down by capitalization and region. To attain these goals, MetLife Advisers establishes target percentages among the various underlying portfolios. While the broad asset class goal did not change, several small adjustments to the target allocations of the sub-asset classes and the underlying portfolios were made during the year. Most notable was a modest increase in the asset class target for Foreign Equities (from 17% to 18%).

The first six months of 2010 was composed of two distinct market environments. The January to April period was characterized by a continuation of the trends of the last nine months of 2009 during which risk was rewarded: strong equity returns and better bond returns in the credit sectors than in the government sectors. In May and June, the markets resembled the risk-averse period of 2008 and early 2009, where stock prices fell as investors fled to the safety of Treasury bonds. The Portfolio’s fixed income position dampened some of the impact of the equity segment’s negative returns on absolute performance. While the Portfolio does not have an explicit goal for cash, it did hold a residual position in cash from the various underlying portfolios. Relative to what could have been earned in bonds, holding cash detracted from the Portfolio’s relative performance within the fixed income segment. However, within the equity portfolios, the cash positions cushioned some of the decline.

Although all underlying equity portfolios produced a negative return for the six month period, some lost less than their respective index and thus added to relative performance. The biggest contributors to relative performance were the Harris Oakmark International Portfolio, the MFS® Emerging Markets Equity Portfolio, and the Met/Dimensional International Small Company Portfolio. Harris was helped by strong stock selection, particularly in the U.K., Germany, and France. Individual holdings OMRON and British Sky Broadcasting had the most positive impact on performance during the period. Both the MFS® Emerging Markets Equity Portfolio and the Met/Dimensional International Small Company Portfolio held up better than the broader MSCI EAFE Index during the period as smaller companies and those in the faster-growing developing economies did better than larger companies from developed countries (especially those in Europe).

The largest detractors from relative performance during the period were the BlackRock Large Cap Value Portfolio, the MFS® Value Portfolio, the Jennison Growth Portfolio, and the Rainier Large Cap Equity Portfolio. BlackRock’s underweight position coupled with unfavorable security selection in the financial services sector, along with weak security selection in the information technology sector, caused the majority of the Portfolio’s underperformance. For MFS® Value, stock selection in the financial services sector was the principal detractor from the Portfolio’s performance; in particular, they held an overweight position in poor-performing financial services firms Goldman Sachs Group, State Street Corporation, and Bank of New York Mellon. Jennison’s overall stock selection in several sectors detracted from Portfolio performance. Rainier was hurt primarily by stock selection in the financial services sector.

The PIMCO Total Return Portfolio—the single largest exposure within the fixed income segment of the Portfolio—contributed the most to both absolute and relative return during the six month period ending June, owing to flexible interest rate strategies and limited risk exposures. In addition, the Met/Templeton International Bond Portfolio, despite overall weakness within foreign bonds, did much better than its benchmark and added to the Portfolio’s relative performance. Aiding results were its currency and duration positioning, in particular a lack of exposure to the weaker European regions and a bias towards emerging market countries with faster-growing economies. While still positive for the full six month period, those underlying portfolios with a larger focus on below-investment grade credit (BlackRock High Yield Portfolio and Lord Abbett Bond Debenture Portfolio) lagged the broad bond indices as concerns about the health of the recovery increased, especially in the last two months of the period.

1

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary* (continued)

Investment Committee

MetLife Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as of June 30, 2010 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
PIMCO Total Return Portfolio (Class A)	17.9
Western Asset Management U.S. Government Portfolio (Class A)	5.6
BlackRock Large Cap Value Portfolio (Class A)	5.6
MFS® Value Portfolio (Class A)	4.7
Davis Venture Value Portfolio (Class A)	4.7
Harris Oakmark International Portfolio (Class A)	3.9
MFS® Research International Portfolio (Class A)	3.8
Jennison Growth Portfolio (Class A)	3.7
Rainier Large Cap Equity Portfolio (Class A)	3.7
PIMCO Inflation Protected Bond Portfolio (Class A)	3.4

2

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

MetLife Balanced Strategy Portfolio managed by
MetLife Advisers, LLC vs. Dow Jones Moderate Index1

	Average Annual Return (for the six months ended 6/30/10)[4]
	6 Month	1 Year	5 Year	Since Inception[5]
MetLife Balanced Strategy Portfolio—Class A	-2.64%	15.33%	1.48%	2.11%
Class B	-2.61%	15.16%	1.23%	1.94%
Dow Jones Moderate Index[1]	-1.47%	13.92%	3.40%	4.18%

The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

4 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5 Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A(a)(b)
Actual	0.69%	$1,000.00	$973.60	$3.38
Hypothetical	0.69%	1,000.00	1,021.37	3.46

Class B(a)(b)
Actual	0.94%	$1,000.00	$973.90	$4.60
Hypothetical	0.94%	1,000.00	1,020.13	4.71

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Funds - 100.0%
Affiliated Investment Companies - 100.0%
Artio International Stock Portfolio (Class A)(b)	25,631,933	$209,412,890
BlackRock Bond Income Portfolio (Class A)(b)	1,548,021	164,539,193
BlackRock High Yield Portfolio (Class A)(a)	19,776,145	155,836,021
BlackRock Large Cap Value Portfolio (Class A)(b)	47,215,589	404,637,593
Clarion Global Real Estate Portfolio (Class A)(a)	17,288,931	141,250,565
Davis Venture Value Portfolio (Class A)(b)	13,298,912	344,175,836
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	13,492,076	134,381,080
Harris Oakmark International Portfolio (Class A)(a)	25,384,299	282,527,249
Invesco Small Cap Growth Portfolio (Class A)(a)	18,883,979	207,723,767
Janus Forty Portfolio (Class A)(a)	3,543,680	201,706,248
Jennison Growth Portfolio (Class A)(b)	27,732,355	270,113,140
Lazard Mid Cap Portfolio (Class A)(a)	7,694,235	69,709,773
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A)(a)	24,086,694	135,848,953
Lord Abbett Bond Debenture Portfolio (Class A)(a)	19,791,508	234,133,544
Lord Abbett Growth and Income Portfolio (Class A)(a)	11,330,885	201,123,216
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	501,333	69,815,636
Met/Dimensional International Small Company Portfolio (Class A)(b)	10,849,984	137,143,791
Met/Eaton Vance Floating Rate Portfolio (Class A)(a)	15,979,824	156,602,278
Met/Templeton International Bond Portfolio (Class A)(a)	13,451,422	153,749,754
MFS® Emerging Markets Equity Portfolio (Class A)(a)	8,065,634	72,913,332
MFS® Research International Portfolio (Class A)(a)	34,651,997	279,641,616
MFS® Value Portfolio (Class A)(b)	33,704,768	345,136,826
Neuberger Berman Genesis Portfolio (Class A)(b)	7,694,425	70,403,989
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	22,099,116	246,626,132
PIMCO Total Return Portfolio (Class A)(a)	107,289,865	1,305,717,651

Security Description	Shares	Value

Affiliated Investment Companies - continued
Rainier Large Cap Equity Portfolio (Class A)(a)	41,959,228	$268,958,653
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	18,071,979	138,973,519
Third Avenue Small Cap Value Portfolio (Class A)(a)	11,438,808	134,291,605
Turner Mid Cap Growth Portfolio (Class A)(a)	6,471,370	66,396,257
Van Eck Global Natural Resources Portfolio (Class A)(b)	5,222,505	64,393,484
Van Kampen Comstock Portfolio (Class A)(a)	26,560,253	207,435,577
Western Asset Management U.S. Government Portfolio (Class A)(b)	33,947,434	411,442,905

Total Mutual Funds (Cost $7,522,964,222)		7,286,762,073

Total Investments - 100.0% (Cost $7,522,964,222#)		7,286,762,073

Other Assets And Liabilities (net) - 0.0%		(1,897,946)

Net Assets - 100.0%		$7,284,864,127

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $231,838,764 and $468,040,913, respectively, resulting in a net unrealized depreciation of $236,202,149.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,286,762,073	$—	$—	$7,286,762,073
Total Investments	$7,286,762,073	$—	$—	$7,286,762,073

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$7,286,762,073
Cash	2
Receivable for investments sold	89,947
Receivable for shares sold	2,767,830

Total assets	7,289,619,852

Liabilities
Due to Adviser	1,370
Payables for:
Shares redeemed	2,855,857
Accrued Expenses:
Management fees	337,136
Distribution and service fees - Class B	1,531,231
Administration fees	2,563
Custodian and accounting fees	4,088
Deferred trustees’ fees	11,173
Other expenses	12,307

Total liabilities	4,755,725

Net Assets	$7,284,864,127

Net Assets Represented by
Paid in surplus	$8,494,201,163
Accumulated net realized loss	(1,122,701,276)
Unrealized depreciation on investments	(236,202,149)
Undistributed net investment income	149,566,389

Net Assets	$7,284,864,127

Net Assets
Class A	$1,628,834

Class B	7,283,235,293

Capital Shares Outstanding*
Class A	182,523

Class B	818,693,798

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.92

Class B	8.90

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $7,522,964,222.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$160,836,958

Total investment income	160,836,958

Expenses
Management fees	2,019,607
Administration fees	12,563
Deferred Expense Reimbursement	8,215
Custodian and accounting fees	12,529
Distribution and service fees - Class B	9,166,070
Audit and tax services	7,317
Legal	17,356
Trustees’ fees and expenses	12,198
Miscellaneous	6,589

Total expenses	11,262,444

Net investment income	149,574,514

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(79,983,714)
Capital gain distributions from Underlying Portfolios	28,645,445

Net realized loss on investments and capital gain distributions from Underlying Portfolios	(51,338,269)

Net change in unrealized depreciation on investments	(311,761,292)

Net realized and unrealized loss on investments	(363,099,561)

Net Decrease in Net Assets from Operations	$(213,525,047)

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$149,574,514	$146,995,519
Net realized loss on investments and capital gain distributions from Underlying Portfolios	(51,338,269)	(965,117,815)
Net change in unrealized appreciation (depreciation) on investments	(311,761,292)	2,289,687,785

Net increase (decrease) in net assets resulting from operations	(213,525,047)	1,471,565,489

Distributions to Shareholders
From net investment income
Class A	(40,007)	—
Class B	(160,875,717)	—
From net investment income
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(160,915,724)	—

Net increase in net assets from capital share transactions	608,258,981	735,873,121

Net Increase in Net Assets	233,818,210	2,207,438,610
Net assets at beginning of period	7,051,045,917	4,843,607,307

Net assets at end of period	$7,284,864,127	$7,051,045,917

Undistributed net investment income at end of period	$149,566,389	$160,907,599

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	13,662	$128,747	80,505	$669,558
Reinvestments	4,095	40,007	—	—
Redemption	(22,508)	(216,254)	(126,708)	(1,018,743)

Net decrease	(4,751)	$(47,500)	(46,203)	$(349,185)

Class B
Sales	76,706,992	$725,159,285	144,726,192	$1,162,696,338
Reinvestments	16,500,074	160,875,717	—	—
Redemptions	(29,839,895)	(277,728,521)	(55,621,850)	(426,474,032)

Net increase	63,367,171	$608,306,481	89,104,342	$736,222,306

Increase derived from capital shares transactions		$608,258,981		$735,873,121

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$9.37	$7.28	$12.15	$12.17	$10.92	$10.04

Income (Loss) from Investment Operations
Net Investment Income(a)	0.20	0.29	0.17	0.15	0.31	0.56
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)	1.80	(3.83)	0.47	1.03	0.47

Total From Investment Operations	(0.23)	2.09	(3.66)	0.62	1.34	1.03

Less Distributions
Dividends from Net Investment Income	(0.22)	—	(0.53)	(0.24)	(0.02)	(0.13)
Distributions from Net Realized Capital Gains	—	—	(0.68)	(0.40)	(0.07)	(0.02)

Total Distributions	(0.22)	—	(1.21)	(0.64)	(0.09)	(0.15)

Net Asset Value, End of Period	$8.92	$9.37	$7.28	$12.15	$12.17	$10.92

Total Return (%)	(2.64)	28.71	(31.75)	5.16	12.35	10.21

Ratios /Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(d)	0.06 *	0.06	0.06	0.06	0.08	0.03 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(e)	0.06 *	0.06	0.06	0.06	0.08 (c)	0.03 *
Ratio of Net Investment Income to Average Net Assets (%)(f)	4.19 *	3.72	1.75	1.22	2.74	7.70 *
Portfolio Turnover Rate (%)	12.5	28.3	23.4	17.0	20.7	17.3
Net Assets, End of Period (in millions)	$1.6	$1.8	$1.7	$1.1	$0.7	$0.2
	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.33	$7.27	$12.12	$12.15	$10.92	$10.31

Income (Loss) from Investment Operations
Net Investment Income(a)	0.19	0.21	0.19	0.13	0.26	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)	1.85	(3.87)	0.46	1.04	0.52

Total From Investment Operations	(0.23)	2.06	(3.68)	0.59	1.30	0.74

Less Distributions
Dividends from Net Investment Income	(0.20)	—	(0.49)	(0.22)	(0.00)+	(0.11)
Distributions from Net Realized Capital Gains	—	—	(0.68)	(0.40)	(0.07)	(0.02)

Total Distributions	(0.20)	—	(1.17)	(0.62)	(0.07)	(0.13)

Net Asset Value, End of Period	$8.90	$9.33	$7.27	$12.12	$12.15	$10.92

Total Return (%)	(2.61)	28.34	(31.93)	4.88	11.98	7.12

Ratios /Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(d)	0.31 *	0.31	0.31	0.31	0.33	0.31
Ratio of Expenses to Average Net Assets Before Reimbursement and rebates (%)(e)	0.31 *	0.31	0.31	0.31	0.33 (c)	0.31
Ratio of Net Investment Income to Average Net Assets (%)(f)	4.08 *	2.59	1.94	1.05	2.31	2.12
Portfolio Turnover Rate (%)	12.5	28.3	23.4	17.0	20.7	17.3
Net Assets, End of Period (in millions)	$7,283.2	$7,049.3	$4,841.9	$6,743.6	$5,167.2	$3,529.8

*	Annualized
+	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Excludes the effect of deferred expense reimbursement.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	See Note 3 of the Notes to Financial Statements.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Balanced Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

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MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$2,019,607	0.10%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.05%	Over $1 Billion

Expense Limitation Agreement - On November 7, 2008, the Strategic Growth and Income Portfolio, a series of the Trust, merged with and into the Portfolio.

The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting the expenses of the Strategic Growth and Income Portfolio. The Expense Limitation Agreement with respect to the Strategic Growth and Income Portfolio has since expired. Pursuant to the Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Strategic Growth and Income Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with the accounting principles generally accepted in the Unites States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolio’s fees and expenses, but including amounts payable pursuant a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to a certain percentage of Strategic Growth and Income Portfolio’s average daily net assets, as set forth in the Expense Limitation Agreement.

At the time of the merger, the Adviser, subject to approval by the Trust’s Board, was entitled to an aggregate reimbursement of $280,240 from the Strategic Growth and Income Portfolio. Such amount was a contractual obligation of the Strategic Growth and Income Portfolio under the Expense Limitation Agreement. As a result of the merger, the Portfolio assumed this contractual obligation of the Strategic Growth and Income Portfolio. Any reimbursement of the Adviser owed by the Strategic Growth and Income Portfolio will now be made by the Portfolio, subject to prior approval by the Trust’s Board. The obligation to reimburse the Adviser for any expenses of the Strategic Growth and Income Portfolio paid by the Adviser expires on December 31, 2013.

The Adviser was reimbursed $16,435 by the Portfolio, on behalf of the Strategic Growth and Income Portfolio, during the year ended December 31, 2009 and $8,215 during the six months ended June 30, 2010.

Expenses Deferred in
2006	2007	2008	2009	2010
Subject to repayment until December 31,
2011	2012	2013	2014	2015

$12,015	$127,809	$115,766	$—	$—

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

11

MET INVESTORS SERIES TRUST

MetLife Balanced Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$1,541,288,184	$—	$915,660,963

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2010 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

Artio International Stock	22,402,089	3,367,774	(137,930)	25,631,933

BlackRock Bond Income	1,278,135	277,129	(7,243)	1,548,021

BlackRock High Yield	17,444,075	2,973,732	(641,662)	19,776,145

BlackRock Large Cap*	37,924,959	9,727,003	(436,373)	47,215,589

Clarion Global Real Estate	14,917,576	2,961,795	(590,440)	17,288,931

Davis Venture Value	17,974,411	1,236,621	(5,912,120)	13,298,912

Goldman Sachs Mid Cap Value*	14,172,989	1,014,555	(1,695,468)	13,492,076

Harris Oakmark International	17,721,104	7,794,373	(131,178)	25,384,299

Invesco Small Cap Growth	12,970,222	6,049,585	(135,828)	18,883,979

Janus Forty	2,224,555	1,337,293	(18,168)	3,543,680

Jennison Growth	26,755,086	2,016,822	(1,039,553)	27,732,355

Lazard Mid Cap	7,682,076	555,948	(543,789)	7,694,235

Legg Mason ClearBridge Aggressive Growth	24,511,464	1,491,294	(1,916,064)	24,086,694

Loomis Sayles Global Markets	14,349,024	1,277,098	(15,626,122)	—

Lord Abbett Bond Debenture	17,029,187	3,083,737	(321,416)	19,791,508

Lord Abbett Growth and Income	11,212,922	839,719	(721,756)	11,330,885

Met/Artisan Mid Cap Value	993,366	61,017	(553,050)	501,333

Met/Dimensional International Small Company*	9,411,911	1,581,571	(143,498)	10,849,984

Met/Eaton Vance Floating Rate*	—	16,048,272	(68,448)	15,979,824

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MetLife Balanced Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Affiliated Issuers - continued

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

Met/Templeton International Bond	12,420,063	1,098,918	(67,559)	13,451,422

MFS® Emerging Markets Equity	7,612,316	596,516	(143,198)	8,065,634

MFS® Research International	22,421,542	12,410,738	(180,283)	34,651,997

MFS® Value	31,938,804	2,521,546	(755,582)	33,704,768

Neuberger Berman Genesis	—	7,730,104	(35,679)	7,694,425

PIMCO Inflation Protected Bond	24,080,061	3,118,778	(5,099,723)	22,099,116

PIMCO Total Return	83,883,539	23,909,299	(502,973)	107,289,865

Rainier Large Cap Equity*	40,450,672	3,545,453	(2,036,897)	41,959,228

T. Rowe Price Mid Cap Growth	18,990,350	1,141,041	(2,059,412)	18,071,979

Third Avenue Small Cap Value	17,148,387	1,202,954	(6,912,533)	11,438,808

Turner Mid Cap Growth	14,028,109	714,215	(8,270,954)	6,471,370

Van Eck Global Natural Resources	4,879,109	704,068	(360,672)	5,222,505

Van Kampen Comstock	33,864,015	2,587,135	(9,890,897)	26,560,253

Western Asset Management U.S. Government	28,081,318	6,024,492	(158,376)	33,947,434

* The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2010. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http:// www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

Artio International Stock	$(667,658)	$—	$3,481,752	$209,412,890

BlackRock Bond Income	59,378	—	5,817,060	164,539,193

BlackRock High Yield	(181,886)	—	9,995,883	155,836,021

BlackRock Large Cap	608,013	—	3,967,109	404,637,593

Clarion Global Real Estate	(3,281,466)	—	13,148,629	141,250,565

Davis Venture Value	1,830,386	—	5,302,292	344,175,836

Goldman Sachs Mid Cap Value	(2,150,002)	—	1,926,935	134,381,080

Harris Oakmark International	(1,014,483)	—	4,748,654	282,527,249

Invesco Small Cap Growth	(208,260)	—	—	207,723,767

Janus Forty	176,024	—	2,616,808	201,706,248

Jennison Growth	(38,908)	—	1,819,547	270,113,140

Lazard Mid Cap	(869,150)	—	827,217	69,709,773

Legg Mason ClearBridge Aggressive Growth	(3,212,958)	—	99,332	135,848,953

Loomis Sayles Global Markets	6,887,622	—	5,245,586	—

Lord Abbett Bond Debenture	(143,471)	—	14,259,541	234,133,544

Lord Abbett Growth and Income	(6,407,961)	—	2,829,652	201,123,216

Met/Artisan Mid Cap Value	(24,140,996)	—	1,156,799	69,815,636

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Affiliated Issuers - continued

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

Met/Dimensional International Small Company	$562,559	$8,164,158	$2,477,330	$137,143,791

Met/Eaton Vance Floating Rate	(9,573)	—	—	156,602,278

Met/Templeton International Bond	84,810	52,059	1,105,632	153,749,754

MFS® Emerging Markets Equity	537,968	—	944,039	72,913,332

MFS® Research International	(1,002,532)	—	4,232,646	279,641,616

MFS® Value	1,861,653	—	5,390,397	345,136,826

Neuberger Berman Genesis	(33,228)	—	—	70,403,989

PIMCO Inflation Protected Bond	4,123,417	7,820,124	7,477,791	246,626,132

PIMCO Total Return	117,520	5,985,092	41,442,661	1,305,717,651

Rainier Large Cap Equity	(4,290,890)	—	1,948,112	268,958,653

T. Rowe Price Mid Cap Growth	1,842,190	—	—	138,973,519

Third Avenue Small Cap Value	(18,738,539)	—	3,217,134	134,291,605

Turner Mid Cap Growth	(4,380,240)	—	—	66,396,257

Van Eck Global Natural Resources	1,760,999	5,580,530	381,060	64,393,484

Van Kampen Comstock	(29,622,706)	—	5,079,192	207,435,577

Western Asset Management U.S. Government	(41,346)	1,043,482	9,898,168	411,442,905

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$—	$303,866,430	$—	$372,729,683	$—	$676,596,113

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$160,915,117	$—	$(146,714,527)	$(849,089,336)	$(834,888,746)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2017	Total

$849,089,336	$849,089,336

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Recent Accounting Pronouncement - continued

measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MetLife Defensive Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the MetLife Defensive Strategy Portfolio had a return of 1.24% and 1.06% for Class A and B Shares, respectively, versus 0.39% for its benchmark, the Dow Jones Moderately Conservative Index1.

Market Environment/Conditions

After a strong start in 2010, common stocks fell sharply from May onward due to concerns about the overall economy and the sovereign debt crisis in Europe. The Standard & Poor’s 500 Index2 fell 6.65% during the six month period ending June 2010. The index’s second quarter return of -11.40% broke the streak of four straight quarters of positive returns. During the first half of 2010, stocks of larger companies generally fell more than the stocks of mid and smaller sized companies and growth style stocks fell more than value style stocks. The consumer and industrial sectors, while both down for the period, held up better than the energy, technology, and materials sector. Foreign stocks, as measured by the MSCI EAFE Index3, were down 13.23% during the six months ending June. On a local currency basis, foreign stocks were down only 7.34% with the remainder of the decline coming from a stronger dollar, which makes foreign securities less valuable to the U.S. dollar based investor. On a regional basis, Europe was down the most among developed countries, while Japan was down only modestly. Emerging market and small cap foreign stocks generally held up better than stocks of larger companies from developed countries. In response to concerns about the strength and duration of the economic recovery, Treasury yields fell as investors sought the safety of government securities. Spreads between these relatively safe Treasuries and riskier corporate bonds widened as investors worried about borrowers’ abilities to repay loans in an uncertain economic environment.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes. MetLife Advisers uses holdings based analysis to achieve its objectives by investing in the underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. The Portfolio has a broad asset allocation goal of 65% to fixed income and 35% to equities. In addition, the Portfolio has goals for the sub-asset classes that make up the broad asset category; for example, equities will be broken down by capitalization and region. To attain these goals, MetLife Advisers establishes target percentages among the various underlying portfolios. While the broad asset class goal did not change, several small adjustments to the target allocations of the sub-asset classes and the underlying portfolios were made during the year. Most notable was a modest increase in the asset class target for Foreign Equities (from 8% to 9%).

The first six months of 2010 was composed of two distinct market environments. The January to April period was characterized by a continuation of the trends of the last nine months of 2009 during which risk was rewarded: strong equity returns and better bond returns in the credit sectors than in the government sectors. In May and June, the markets resembled the risk-averse period of 2008 and early 2009, where stock prices fell as investors fled to the safety of Treasury bonds. The Portfolio’s fixed income position dampened much of the impact of the equity segment’s negative returns on absolute performance. While the Portfolio does not have an explicit goal for cash, it did hold a residual position in cash from the various underlying portfolios. Relative to what could have been earned in bonds, holding cash detracted from the Portfolio’s relative performance within the fixed income segment. However, within the equity portfolios, the cash positions cushioned some of the decline.

The PIMCO Total Return Portfolio—the single largest exposure within the fixed income segment of the Portfolio—contributed the most to both absolute and relative return during the six month period ending June, owing to flexible interest rate strategies and limited risk exposures. In addition, the Met/Templeton International Bond Portfolio, despite overall weakness within foreign bonds, did much better than its benchmark and added to the Portfolio’s relative performance. Aiding results were its currency and duration positioning, in particular a lack of exposure to the weaker European regions and a bias towards emerging market countries with faster-growing economies. While still positive for the full six month period, those underlying portfolios with a larger focus on below-investment grade credit (BlackRock High Yield Portfolio and Lord Abbett Bond Debenture Portfolio) lagged the broad bond indices as concerns about the health of the recovery increased, especially in the last two months of the period.

Although all underlying equity portfolios produced a negative return for the six month period, some lost less than their respective index and thus added to relative performance. The biggest contributors to relative performance were the Harris Oakmark International Portfolio, the MFS® Research International Portfolio, and the Artio International Stock Portfolio. Harris was helped by strong stock selection, particularly in the U.K., Germany, and France. Individual holdings OMRON and British Sky Broadcasting had the most positive impact on performance during the period. Both the MFS® Research International Portfolio and the Artio International Stock Portfolio held up better than the broader MSCI EAFE Index during the period as they avoided many of the downtrodden financial institutions in developed markets while also using currency to hedge losses.

The largest detractors from relative performance during the period were the BlackRock Large Cap Value Portfolio, the MFS® Value Portfolio, the Jennison Growth Portfolio, and the Rainier Large Cap Equity Portfolio. BlackRock’s underweight position coupled with unfavorable security selection in the financial services sector, along with weak security selection in the information technology sector, caused the majority of the Portfolio’s underperformance. For MFS® Value, stock selection in the financial services sector was the principal detractor from the Portfolio’s performance; in particular, they held an overweight position in poor-performing financial services firms Goldman Sachs Group, State Street Corporation, and Bank of New York Mellon. Jennison’s overall stock selection in several sectors detracted

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MetLife Defensive Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary* (continued)

from Portfolio performance. Rainier was hurt primarily by stock selection in the financial services sector.

Investment Committee

MetLife Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as of June 30, 2010 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
PIMCO Total Return Portfolio (Class A)	25.5
Western Asset Management U.S. Government Portfolio (Class A)	12.8
PIMCO Inflation Protected Bond Portfolio (Class A)	9.6
BlackRock Bond Income Portfolio (Class A)	7.5
Lord Abbett Bond Debenture Portfolio (Class A)	6.1
MFS® Value Portfolio (Class A)	3.6
BlackRock Large Cap Value Portfolio (Class A)	3.5
Met/Eaton Vance Floating Rate Portfolio (Class A)	3.1
Van Kampen Comstock Portfolio (Class A)	2.7
Davis Venture Value Portfolio (Class A)	2.7

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MetLife Defensive Strategy Portfolio

MetLife Defensive Strategy Portfolio managed by MetLife Advisers, LLC vs. Dow Jones Moderately Conservative Index1

	Average Annual Return (for the six months ended 6/30/10)[4]
	6 Month	1 Year	5 Year	Since Inception[5]
MetLife Defensive Strategy Portfolio—Class A	1.24%	15.09%	3.55%	3.89%
Class B	1.06%	14.83%	3.26%	3.29%
Dow Jones Moderately Conservative Index[1]	0.39%	11.74%	3.70%	4.17%

The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderately Conservative Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

4 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5 Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MetLife Defensive Strategy Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A(a)(b)
Actual	0.66%	$1,000.00	$1,012.40	$3.29
Hypothetical	0.66%	1,000.00	1,021.52	3.31

Class B(a)(b)
Actual	0.91%	$1,000.00	$1,010.60	$4.54
Hypothetical	0.91%	1,000.00	1,020.28	4.56

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

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MetLife Defensive Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Funds - 100.0%
Affiliated Investment Companies - 100.0%
Artio International Stock Portfolio (Class A)(b)	4,700,096	$38,399,782
BlackRock Bond Income Portfolio (Class A)(b)	1,476,927	156,982,588
BlackRock High Yield Portfolio (Class A)(a)	5,420,547	42,713,910
BlackRock Large Cap Value Portfolio (Class A)(b)	8,654,761	74,171,302
Clarion Global Real Estate Portfolio (Class A)(a)	2,375,653	19,409,081
Davis Venture Value Portfolio (Class A)(b)	2,199,971	56,935,248
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	1,851,285	18,438,803
Harris Oakmark International Portfolio (Class A)(a)	3,482,516	38,760,399
Invesco Small Cap Growth Portfolio (Class A)(a)	1,725,239	18,977,625
Jennison Growth Portfolio (Class A)(b)	5,727,310	55,784,000
Lazard Mid Cap Portfolio (Class A)(a)	2,113,165	19,145,278
Lord Abbett Bond Debenture Portfolio (Class A)(a)	10,833,696	128,162,627
Lord Abbett Growth and Income Portfolio (Class A)(a)	2,076,876	36,864,541
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	137,938	19,209,217
Met/Eaton Vance Floating Rate Portfolio (Class A)(a)	6,552,295	64,212,489
Met/Templeton International Bond Portfolio (Class A)(a)	3,684,393	42,112,609
MFS® Research International Portfolio (Class A)(a)	4,781,501	38,586,715
MFS® Value Portfolio (Class A)(b)	7,398,528	75,760,928
Neuberger Berman Genesis Portfolio (Class A)(b)	2,112,556	19,329,889
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	18,080,214	201,775,193
PIMCO Total Return Portfolio (Class A)(a)	43,947,244	534,837,957
Rainier Large Cap Equity Portfolio (Class A)(a)	5,768,051	36,973,206
Third Avenue Small Cap Value Portfolio (Class A)(a)	1,564,409	18,366,164
Van Eck Global Natural Resources Portfolio (Class A)(b)	1,439,280	17,746,327

Security Description	Shares	Value

Van Kampen Comstock Portfolio (Class A)(a)	7,303,497	$57,040,311
Western Asset Management U.S. Government Portfolio (Class A)(b)	22,233,989	269,475,947

Total Mutual Funds (Cost $2,023,331,392)		2,100,172,136

Total Investments - 100.0% (Cost $2,023,331,392#)		2,100,172,136

Other Assets And Liabilities (net) - 0.0%		(569,217)

Net Assets - 100.0%		$2,099,602,919

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $98,897,452 and $22,056,708, respectively, resulting in a net unrealized appreciation of $76,840,744.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

See accompanying notes to financial statements.

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MetLife Defensive Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted prices in active markets for identical investments

Level 2—other observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,100,172,136	$—	$—	$2,100,172,136
Total Investments	$2,100,172,136	$—	$—	$2,100,172,136

See accompanying notes to financial statements.

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MetLife Defensive Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$2,100,172,136
Receivable for shares sold	6,249,780

Total assets	2,106,421,916

Liabilities
Payables for:
Investments purchased	5,927,087
Shares redeemed	320,773
Accrued Expenses:
Management fees	116,622
Distribution and service fees - Class B	428,991
Administration fees	2,563
Custodian and accounting fees	4,087
Deferred trustees’ fees	11,173
Other expenses	7,701

Total liabilities	6,818,997

Net Assets	$2,099,602,919

Net Assets Represented by
Paid in surplus	$2,113,743,162
Accumulated net realized loss	(145,388,600)
Unrealized appreciation on investments	76,840,744
Undistributed net investment income	54,407,613

Net Assets	$2,099,602,919

Net Assets
Class A	$57,150

Class B	2,099,545,769

Capital Shares Outstanding*
Class A	5,766

Class B	212,859,951

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.91

Class B	9.86

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,023,331,392.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$57,771,484

Total investment income	57,771,484

Expenses
Management fees	684,286
Administration fees	12,563
Deferred Expense Reimbursement	112,272
Custodian and accounting fees	12,529
Distribution and service fees - Class B	2,491,562
Audit and tax services	8,994
Legal	17,356
Trustees’ fees and expenses	12,198
Miscellaneous	3,695

Total expenses	3,355,455

Net investment income	54,416,029

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on:
Investments	29,971,150
Capital gain distributions from Underlying Portfolios	10,564,450

Net realized gain on investments and capital gain distributions from Underlying Portfolios	40,535,600

Net change in unrealized depreciation on investments	(72,933,694)

Net realized and unrealized loss on investments	(32,398,094)

Net Increase in Net Assets from Operations	$22,017,935

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

MetLife Defensive Strategy Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$54,416,029	$60,200,920
Net realized gain (loss) on investments and capital gain distributions from Underlying Portfolios	40,535,600	(155,233,971)
Net change in unrealized appreciation (depreciation) on investments	(72,933,694)	425,265,415

Net increase in net assets resulting from operations	22,017,935	330,232,364

Distributions to Shareholders
From net investment income
Class A	(2,077)	(1,949)
Class B	(67,872,917)	(43,226,221)
From net realized gains
Class A	—	(1,088)
Class B	—	(25,171,316)

Net decrease in net assets resulting from distributions	(67,874,994)	(68,400,574)

Net increase in net assets from capital share transactions	241,035,100	499,176,747

Net Increase in Net Assets	195,178,041	761,008,537
Net assets at beginning of period	1,904,424,878	1,143,416,341

Net assets at end of period	$2,099,602,919	$1,904,424,878

Undistributed net investment income at end of period	$54,407,613	$67,866,578

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	552	$5,812	2,145	$20,112
Reinvestments	201	2,077	364	3,037
Redemption	(634)	(6,631)	(3,326)	(29,783)

Net increase (decrease)	119	$1,258	(817)	$(6,634)

Class B
Sales	39,094,773	$394,001,532	81,979,579	$739,206,046
Reinvestments	6,608,853	67,872,917	8,230,750	68,397,537
Redemptions	(21,572,030)	(220,840,607)	(33,671,685)	(308,420,202)

Net increase	24,131,596	$241,033,842	56,538,644	$499,183,381

Increase derived from capital shares transactions		$241,035,100		$499,176,747

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

MetLife Defensive Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$10.14		$8.68	$11.28	$11.10	$10.29	$9.82

Income (Loss) from Investment Operations
Net Investment Income(a)	0.29		0.50	0.27	0.23	0.36	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		1.41	(2.51)	0.46	0.56	0.43

Total From investment operations	0.14		1.91	(2.24)	0.69	0.91	0.60

Less Distributions
Dividends from Net Investment Income	(0.37)		(0.29)	(0.16)	(0.25)	(0.02)	(0.11)
Distributions from Net Realized Capital Gains	—		(0.16)	(0.20)	(0.26)	(0.08)	(0.02)

Total Distributions	(0.37)		(0.45)	(0.36)	(0.51)	(0.10)	(0.13)

Net Asset Value, End of Period	$9.91		$10.14	$8.68	$11.28	$11.10	$10.29

Total Return (%)	1.24		23.24	(20.48)	6.20	9.01	6.07

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(c)	0.09	*	0.10	0.09	0.09	0.11	0.12	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(d)	0.09	*	0.10	0.09	0.09	0.12	0.12	*
Ratio of Net Investment Income to Average Net Assets (%)(e)	5.77	*	5.53	2.74	2.05	3.44	2.53	*
Portfolio Turnover Rate (%)	15.6		28.1	29.5	39.2	35.3	36.1
Net Assets, End of Period (in millions)	$0.1		$0.1	$— ++	$— ++	$— ++	$—	++

	Class B
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.09		$8.65	$11.25	$11.09	$10.29	$9.95

Income (Loss) from Investment Operations
Net Investment Income(a)	0.28		0.37	0.29	0.19	0.29	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)		1.51	(2.55)	0.46	0.59	0.26

Total From Investment Operations	0.12		1.88	(2.26)	0.65	0.88	0.45

Less Distributions
Dividends from Net Investment Income	(0.35)		(0.28)	(0.14)	(0.23)	(0.00)+	(0.09)
Distributions from Net Realized Capital Gains	—		(0.16)	(0.20)	(0.26)	(0.08)	(0.02)

Total Distributions	(0.35)		(0.44)	(0.34)	(0.49)	(0.08)	(0.11)

Net Asset Value, End of Period	$9.86		$10.09	$8.65	$11.25	$11.09	$10.29

Total Return (%)	1.06		22.91	(20.65)	5.92	8.63	4.48

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(c)	0.34	*	0.35	0.35	0.35	0.35	0.35
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(d)	0.34	*	0.35	0.35	0.36	0.39	0.40
Ratio of Net Investment Income to Average Net Assets (%)(e)	5.46	*	3.99	2.93	1.72	2.79	1.90
Portfolio Turnover Rate (%)	15.6		28.1	29.5	39.2	35.3	36.1
Net Assets, End of Period (in millions)	$2,099.5		$1,904.4	$1,143.4	$809.5	$541.5	$356.1

*	Annualized
+	Distributions from net investment income were less than $0.01.
++	Net Assets less than 1/10 of $1 million.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(d)	See Note 3 of the Notes to Financial Statements.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

MetLife Defensive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Defensive Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

10

MET INVESTORS SERIES TRUST

MetLife Defensive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$684,286	0.10%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.05%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolios’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement		Expenses Deferred in
		2006	2007	2008	2009	2010
		Subject to repayment until December 31,
Class A	Class B	2011	2012	2013	2014	2015

0.10%	0.35%	$—	$—	$—	$—	$—

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratio as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Adviser in accordance with the Expense Limitation Agreement during the six months ended June 30, 2010:                    $112,272

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust

11

MET INVESTORS SERIES TRUST

MetLife Defensive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$551,504,826	$—	$313,211,648

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2010 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

Artio International Stock	4,118,122	832,946	(250,972)	4,700,096

BlackRock Bond Income	704,603	808,222	(35,898)	1,476,927

BlackRock High Yield	7,212,130	1,245,813	(3,037,396)	5,420,547

BlackRock Large Cap	10,456,262	1,284,971	(3,086,472)	8,654,761

Clarion Global Real Estate	2,056,583	555,235	(236,165)	2,375,653

Davis Venture Value	2,123,891	291,333	(215,253)	2,199,971

Goldman Sachs Mid Cap Value	3,907,619	377,505	(2,433,839)	1,851,285

Harris Oakmark International	3,257,290	510,764	(285,538)	3,482,516

Invesco Small Cap Growth	1,787,930	217,506	(280,197)	1,725,239

Jennison Growth	3,688,360	2,206,617	(167,667)	5,727,310

Lazard Mid Cap	2,117,860	282,205	(286,900)	2,113,165

Loomis Sayles Global Markets	3,956,120	387,004	(4,343,124)	—

Lord Abbett Bond Debenture	10,952,225	2,055,914	(2,174,443)	10,833,696

Lord Abbett Growth and Income	2,061,111	283,381	(267,616)	2,076,876

Met/Artisan Mid Cap Value	136,931	17,866	(16,859)	137,938

Met/Eaton Vance Floating Rate	—	6,576,917	(24,622)	6,552,295

Met/Templeton International Bond	3,423,694	489,496	(228,797)	3,684,393

MFS® Research International	2,060,629	2,826,092	(105,220)	4,781,501

MFS® Value	8,805,314	1,121,643	(2,528,429)	7,398,528

Neuberger Berman Genesis	—	2,120,986	(8,430)	2,112,556

12

MET INVESTORS SERIES TRUST

MetLife Defensive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Affiliated Issuers - continued

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

PIMCO Inflation Protected Bond	18,253,550	3,404,271	(3,577,607)	18,080,214

PIMCO Total Return	36,994,483	8,696,183	(1,743,422)	43,947,244

Rainier Large Cap Equity	5,576,510	866,602	(675,061)	5,768,051

Third Avenue Small Cap Value	1,575,798	218,171	(229,560)	1,564,409

Van Eck Global Natural Resources	1,345,326	284,122	(190,168)	1,439,280

Van Kampen Comstock	7,002,178	1,009,720	(708,401)	7,303,497

Western Asset Management U.S. Government	18,576,822	4,544,547	(887,380)	22,233,989

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

Artio International Stock	$(944,173)	$—	$626,708	$38,399,782

BlackRock Bond Income	319,740	—	3,132,324	156,982,588

BlackRock High Yield	352,747	—	4,042,757	42,713,910

BlackRock Large Cap	7,496,552	—	1,071,850	74,171,302

Clarion Global Real Estate	420,914	—	1,777,189	19,409,081

Davis Venture Value	(1,350,596)	—	613,734	56,935,248

Goldman Sachs Mid Cap Value	566,284	—	521,477	18,438,803

Harris Oakmark International	(515,199)	—	855,151	38,760,399

Invesco Small Cap Growth	969,420	—	—	18,977,625

Jennison Growth	(289,517)	—	245,845	55,784,000

Lazard Mid Cap	440,922	—	223,601	19,145,278

Loomis Sayles Global Markets	10,875,985	—	1,417,234	—

Lord Abbett Bond Debenture	(185,860)	—	8,969,268	128,162,627

Lord Abbett Growth and Income	930,714	—	509,964	36,864,541

Met/Artisan Mid Cap Value	650,996	—	156,188	19,209,217

Met/Eaton Vance Floating Rate	(3,666)	14,047	(14,047)	64,212,489

Met/Templeton International Bond	388,722	—	312,383	42,112,609

MFS® Research International	(417,035)	—	380,777	38,586,715

MFS® Value	7,375,596	—	1,455,606	75,760,928

Neuberger Berman Genesis	(6,730)	5,788,371	(5,788,371)	19,329,889

PIMCO Inflation Protected Bond	2,044,015	2,579,049	8,744,299	201,775,193

PIMCO Total Return	1,298,157	—	20,437,197	534,837,957

Rainier Large Cap Equity	(1,424,610)	—	263,284	36,973,206

Third Avenue Small Cap Value	309,970	1,508,822	(1,218,790)	18,366,164

Van Eck Global Natural Resources	997,869	—	1,611,850	17,746,327

Van Kampen Comstock	(259,861)	674,161	354,944	57,040,311

Western Asset Management U.S. Government	(70,206)	—	7,069,062	269,475,947

13

MET INVESTORS SERIES TRUST

MetLife Defensive Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$43,228,302	$16,351,745	$25,172,272	$20,825,523	$68,400,574	$37,177,268

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$67,874,096	$—	$96,045,271	$(132,195,033)	$31,724,334

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2017	Total

$132,195,033	$132,195,033

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14

MET INVESTORS SERIES TRUST

MetLife Growth Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the MetLife Growth Strategy Portfolio had a return of -5.17% and -5.28% for Class A and B Shares, respectively, versus -3.46% for its benchmark, the Dow Jones Moderately Aggressive Index1.

Market Environment/Conditions

After a strong start in 2010, common stocks fell sharply from May onward due to concerns about the overall economy and the sovereign debt crisis in Europe. The Standard & Poor’s 500 Index2 fell 6.65% during the six month period ending June 2010. The index’s second quarter return of -11.40% broke the streak of four straight quarters of positive returns. During the first half of 2010, stocks of larger companies generally fell more than the stocks of mid and smaller sized companies and growth style stocks fell more than value style stocks. The consumer and industrial sectors, while both down for the period, held up better than the energy, technology, and materials sector. Foreign stocks, as measured by the MSCI EAFE Index3, were down 13.23% during the six months ending June. On a local currency basis, foreign stocks were down only 7.34% with the remainder of the decline coming from a stronger dollar, which makes foreign securities less valuable to the U.S. dollar based investor. On a regional basis, Europe was down the most among developed countries, while Japan was down only modestly. Emerging market and small cap foreign stocks generally held up better than stocks of larger companies from developed countries. In response to concerns about the strength and duration of the economic recovery, Treasury yields fell as investors sought the safety of government securities. Spreads between these relatively safe Treasuries and riskier corporate bonds widened as investors worried about borrowers’ abilities to repay loans in an uncertain economic environment.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes. MetLife Advisers uses holdings based analysis to achieve its objectives by investing in the underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. The Portfolio has a broad asset allocation goal of 15% to fixed income and 85% to equities. In addition, the Portfolio has goals for the sub-asset classes that make up the broad asset category; for example, equities will be broken down by capitalization and region. To attain these goals, MetLife Advisers establishes target percentages among the various underlying portfolios. While the broad asset class goal did not change, several small adjustments to the target allocations of the sub-asset classes and the underlying portfolios were made during the year. Most notable was a modest increase in the asset class target for Foreign Equities (from 22% to 24%).

The first six months of 2010 was composed of two distinct market environments. The January to April period was characterized by a continuation of the trends of the last nine months of 2009 during which risk was rewarded: strong equity returns and better bond returns in the credit sectors than in the government sectors. In May and June, the markets resembled the risk-averse period of 2008 and early 2009, where stock prices fell as investors fled to the safety of Treasury bonds. The Portfolio’s fixed income position dampened a small amount of the impact of the larger equity segment’s negative returns on absolute performance. While the Portfolio does not have an explicit goal for cash, it did hold a residual position in cash from the various underlying portfolios. Within the equity portfolios, the cash positions cushioned some of the decline.

Although all underlying equity portfolios produced a negative return for the six month period, some lost less than their respective index and thus added to relative performance. The biggest contributors to relative performance were the Harris Oakmark International Portfolio, the MFS® Emerging Markets Equity Portfolio, and the Met/Dimensional International Small Company Portfolio. Harris was helped by strong stock selection, particularly in the U.K., Germany, and France. Individual holdings OMRON and British Sky Broadcasting had the most positive impact on performance during the period. Both the MFS® Emerging Markets Equity Portfolio and the Met/Dimensional International Small Company Portfolio held up better than the broader MSCI EAFE Index during the period as smaller companies and those in the faster-growing developing economies did better than larger companies from developed countries (especially those in Europe).

The largest detractors from relative performance during the period were the BlackRock Large Cap Value Portfolio, the MFS® Value Portfolio, the Jennison Growth Portfolio, and the Rainier Large Cap Equity Portfolio. BlackRock’s underweight position coupled with unfavorable security selection in the financial services sector, along with weak security selection in the information technology sector, caused the majority of the Portfolio’s underperformance. For MFS® Value, stock selection in the financial services sector was the principal detractor from the Portfolio’s performance; in particular, they held an overweight position in poor-performing financial services firms Goldman Sachs Group, State Street Corporation, and Bank of New York Mellon. Jennison’s overall stock selection in several sectors detracted from Portfolio performance. Rainier was hurt primarily by stock selection in the financial services sector.

The PIMCO Total Return Portfolio—the single largest exposure within the fixed income segment of the Portfolio—contributed the most to both absolute and relative return during the six month period ending June, owing to flexible interest rate strategies and limited risk exposures. In addition, the Met/Templeton International Bond Portfolio, despite overall weakness within foreign bonds, did much better than its benchmark and added to the Portfolio’s relative performance. Aiding results were its currency and duration positioning, in particular a lack of exposure to the weaker European regions and a bias towards emerging market countries with faster-growing economies. While still positive for the full six month period, those underlying portfolios with a larger focus on below-investment grade credit (BlackRock High Yield Portfolio and Lord Abbett Bond Debenture Portfolio) lagged the broad bond indices as concerns about the health of the recovery increased, especially in the last two months of the period.

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MET INVESTORS SERIES TRUST

MetLife Growth Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary* (continued)

Investment Committee

MetLife Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as of June 30, 2010 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
PIMCO Total Return Portfolio (Class A)	7.0
MFS® Research International Portfolio (Class A)	6.0
MFS® Value Portfolio (Class A)	5.9
Davis Venture Value Portfolio (Class A)	5.9
Jennison Growth Portfolio (Class A)	5.8
BlackRock Large Cap Value Portfolio (Class A)	5.8
Rainier Large Cap Equity Portfolio (Class A)	5.7
PIMCO Inflation Protected Bond Portfolio (Class A)	4.7
Harris Oakmark International Portfolio (Class A)	4.0
Van Kampen Comstock Portfolio (Class A)	3.9

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MET INVESTORS SERIES TRUST

MetLife Growth Strategy Portfolio

MetLife Growth Strategy Portfolio managed by

MetLife Advisers, LLC vs. Dow Jones Moderately Aggressive Index1

	Average Annual Return[4] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[5]
MetLife Growth Strategy Portfolio—Class A	-5.17%	15.16%	0.04%	0.85%
Class B	-5.28%	14.83%	-0.24%	0.97%
Dow Jones Moderately Aggressive Index[1]	-3.46%	16.18%	2.92%	3.98%

The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

4“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5 Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MetLife Growth Strategy Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A(a)(b)
Actual	0.76%	$1,000.00	$948.30	$3.67
Hypothetical	0.76%	1,000.00	1,021.03	3.81

Class B(a)(b)
Actual	1.01%	$1,000.00	$947.20	$4.88
Hypothetical	1.01%	1,000.00	1,019.79	5.06

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

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MetLife Growth Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Funds - 100.0%
Affiliated Investment Companies - 100.0%
Artio International Stock Portfolio (Class A)(b)	23,160,569	$189,221,852
BlackRock High Yield Portfolio (Class A)(a)	8,953,898	70,556,715
BlackRock Large Cap Value Portfolio (Class A)(b)	42,672,766	365,705,609
Clarion Global Real Estate Portfolio (Class A)(a)	23,446,322	191,556,451
Davis Venture Value Portfolio (Class A)(b)	14,434,859	373,574,143
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	12,193,846	121,450,711
Harris Oakmark International Portfolio (Class A)(a)	22,904,963	254,932,236
Invesco Small Cap Growth Portfolio (Class A)(a)	22,719,430	249,913,727
Janus Forty Portfolio (Class A)(a)	3,198,984	182,086,191
Jennison Growth Portfolio (Class A)(b)	37,562,043	365,854,295
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A)(a)	43,530,468	245,511,842
Lord Abbett Bond Debenture Portfolio (Class A)(a)	5,974,514	70,678,496
Lord Abbett Growth and Income Portfolio (Class A)(a)	13,651,930	242,321,762
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	908,966	126,582,540
Met/Dimensional International Small Company Portfolio (Class A)(b)	14,748,820	186,425,080
Met/Eaton Vance Floating Rate Portfolio (Class A)(a)	7,237,741	70,929,858
Met/Templeton International Bond Portfolio (Class A)(a)	12,177,595	139,189,909
MFS® Emerging Markets Equity Portfolio (Class A)(a)	14,587,147	131,867,808
MFS® Research International Portfolio (Class A)(a)	47,033,820	379,562,925
MFS® Value Portfolio (Class A)(b)	36,564,584	374,421,342
Neuberger Berman Genesis Portfolio (Class A)(b)	13,916,137	127,332,653
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	26,618,431	297,061,695
PIMCO Total Return Portfolio (Class A)(a)	36,460,691	443,726,609
Rainier Large Cap Equity Portfolio (Class A)(a)	56,876,201	364,576,446
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	16,339,842	125,653,387

Security Description	Shares	Value

Affiliated Investment Companies - continued
Third Avenue Small Cap Value Portfolio (Class A)(a)	15,530,166	$182,324,151
Turner Mid Cap Growth Portfolio (Class A)(a)	11,733,806	120,388,851
Van Eck Global Natural Resources Portfolio (Class A)(b)	9,429,629	116,267,329
Van Kampen Comstock Portfolio (Class A)(a)	32,050,872	250,317,309

Total Mutual Funds (Cost $6,902,386,539)		6,359,991,922

Total Investments - 100.0% (Cost $6,902,386,539#)		6,359,991,922

Other Assets And Liabilities (net) - 0.0%		(1,695,730)

Net Assets - 100.0%		$6,358,296,192

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $240,389,396 and $782,784,013, respectively, resulting in a net unrealized depreciation of $542,394,617.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MetLife Growth Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$6,359,991,922	$—	$—	$6,359,991,922
Total Investments	$6,359,991,922	$—	$—	$6,359,991,922

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MetLife Growth Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$6,359,991,922
Receivable for investments sold	1,467,224
Receivable for shares sold	359,475

Total assets	6,361,818,621

Liabilities
Due to Adviser	1,223
Payables for:
Shares redeemed	1,824,779
Accrued Expenses:
Management fees	303,480
Distribution and service fees - Class B	1,362,805
Administration fees	2,563
Custodian and accounting fees	4,087
Deferred trustees’ fees	11,173
Other expenses	12,319

Total liabilities	3,522,429

Net Assets	$6,358,296,192

Net Assets Represented by
Paid in surplus	$8,469,400,952
Accumulated net realized loss	(1,670,792,045)
Unrealized depreciation on investments	(542,394,617)
Undistributed net investment income	102,081,902

Net Assets	$6,358,296,192

Net Assets
Class A	$2,287,907

Class B	6,356,008,285

Capital Shares Outstanding*
Class A	264,513

Class B	737,384,312

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.65

Class B	8.62

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $6,902,386,539.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$112,652,788

Total investment income	112,652,788

Expenses
Management fees	1,902,719
Administration fees	12,563
Deferred Expense Reimbursement	7,335
Custodian and accounting fees	12,529
Distribution and service fees - Class B	8,580,641
Audit and tax services	7,287
Legal	17,356
Trustees’ fees and expenses	12,198
Miscellaneous	7,185

Total expenses	10,559,813

Net investment income	102,092,975

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(125,756,348)
Capital gain distributions from Underlying Portfolios	26,837,304

Net realized loss on investments and capital gain distributions from Underlying Portfolios	(98,919,044)

Net change in unrealized depreciation on investments	(360,609,455)

Net realized and unrealized loss on investments	(459,528,499)

Net Decrease in Net Assets from Operations	$(357,435,524)

See accompanying notes to financial statements.

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MetLife Growth Strategy Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$102,092,975	$113,899,043
Net realized loss on investments and capital gain distributions from Underlying Portfolios	(98,919,044)	(1,473,627,924)
Net change in unrealized appreciation (depreciation) on investments	(360,609,455)	2,994,558,933

Net increase (decrease) in net assets resulting from operations	(357,435,524)	1,634,830,052

Distributions to Shareholders
From net investment income
Class A	(47,063)	—
Class B	(118,844,419)	—
From net investment income
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(118,891,482)	—

Net decrease in net assets from capital share transactions	(83,292,510)	(99,935,745)

Net Increase (Decrease) in Net Assets	(559,619,516)	1,534,894,307
Net assets at beginning of period	6,917,915,708	5,383,021,401

Net assets at end of period	$6,358,296,192	$6,917,915,708

Undistributed net investment income at end of period	$102,081,902	$118,880,409

Other Information:
Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	7,778	$72,604	110,557	$828,450
Reinvestments	4,802	47,063	—	—
Redemption	(56,656)	(510,218)	(136,464)	(1,126,387)

Net decrease	(44,076)	$(390,551)	(25,907)	$(297,937)

Class B
Sales	16,445,953	$155,518,859	69,593,023	$509,262,244
Reinvestments	12,151,781	118,844,419	—	—
Redemptions	(38,811,015)	(357,265,237)	(79,241,649)	(608,900,052)

Net decrease	(10,213,281)	$(82,901,959)	(9,648,626)	$(99,637,808)

Decrease derived from capital shares transactions		$(83,292,510)		$(99,935,745)

See accompanying notes to financial statements.

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MetLife Growth Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$9.29	$7.12	$12.89	$12.89	$11.39	$10.19

Income (Loss) from Investment Operations
Net Investment Income(a)	0.14	0.16	0.16	0.10	0.26	0.90
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)	2.01	(4.77)	0.55	1.33	0.44

Total From Investment Operations	(0.46)	2.17	(4.61)	0.65	1.59	1.34

Less Distributions
Dividends from Net Investment Income	(0.18)	—	(0.41)	(0.19)	(0.02)	(0.12)
Distributions from Net Realized Capital Gains	—	—	(0.75)	(0.46)	(0.07)	(0.02)

Total Distributions	(0.18)	—	(1.16)	(0.65)	(0.09)	(0.14)

Net Asset Value, End of Period	$8.65	$9.29	$7.12	$12.89	$12.89	$11.39

Total Return (%)	(5.17)	30.48	(37.74)	5.03	14.04	13.20

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(d)	0.06 *	0.06	0.06	0.06	0.08	0.04	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(e)	0.06 *	0.06	0.06	0.06	0.08 (c)	0.04	*
Ratio of Net Investment Income to Average Net Assets (%)(f)	3.10 *	2.02	1.50	0.77	2.19	11.87	*
Portfolio Turnover Rate (%)	12.3	39.3	23.0	15.3	19.8	15.1
Net Assets, End of Period (in millions)	$2.3	$2.9	$2.4	$3.8	$2.6	$1.2

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006		2005
Net Asset Value, Beginning of Period	$9.25	$7.11	$12.85	$12.87	$11.40		$10.56

Income (Loss) from Investment Operations
Net Investment Income(a)	0.14	0.15	0.13	0.07	0.22		0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)	1.99	(4.75)	0.53	1.32		0.74

Total From Investment Operations	(0.47)	2.14	(4.62)	0.60	1.54		0.96

Less Distributions
Dividends from Net Investment Income	(0.16)	—	(0.37)	(0.16)	(0.00	)+	(0.10)
Distributions from Net Realized Capital Gains	—	—	(0.75)	(0.46)	(0.07)		(0.02)

Total Distributions	(0.16)	—	(1.12)	(0.62)	(0.07)		(0.12)

Net Asset Value, End of Period	$8.62	$9.25	$7.11	$12.85	$12.87		$11.40

Total Return (%)	(5.28)	30.10	(37.87)	4.70	13.59		9.12

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(d)	0.31 *	0.31	0.31	0.31	0.33		0.31
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(e)	0.31 *	0.31	0.31	0.31	0.33	(c)	0.31
Ratio of Net Investment Income to Average Net Assets (%)(f)	2.97 *	1.92	1.28	0.50	1.81		2.03
Portfolio Turnover Rate (%)	12.3	39.3	23.0	15.3	19.8		15.1
Net Assets, End of Period (in millions)	$6,356.0	$6,915.0	$5,380.6	$8,190.5	$5,510.3		$3,206.2

*	Annualized
+	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Excludes the effect of deferred expense reimbursement.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	See Note 3 of the Notes to Financial Statements.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

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MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Growth Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

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MET INVESTORS SERIES TRUST

MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets
$1,902,719	0.10%	First $500 Million
	0.075%	$500 Million to $1 Billion
	0.05%	Over $1 Billion

Expense Limitation Agreement – On November 7, 2008, the Strategic Conservative Growth Portfolio, a series of the Trust, merged with and into the Portfolio.

The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting the expenses of the Strategic Conservative Growth Portfolio. The Expense Limitation Agreement with respect to the Strategic Conservative Growth Portfolio has since expired. Pursuant to the Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Strategic Conservative Growth Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with the accounting principles generally accepted in the Unites States of America, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, and Underlying Portfolio’s fees and expenses, but including amounts payable pursuant a plan adopted in accordance with Rule 12b-1 under the 1940 Act were limited to a certain percentage of Strategic Conservative Growth Portfolio’s average daily net assets, as set forth in the Expense Limitation Agreement.

At the time of the merger, the Adviser, subject to approval by the Trust’s Board, was entitled to an aggregate reimbursement of $275,495 from the Strategic Conservative Growth Portfolio. Such amount was a contractual obligation of the Strategic Conservative Growth Portfolio under the Expense Limitation Agreement. As a result of the merger, the Portfolio assumed this contractual obligation of the Strategic Conservative Growth Portfolio. Any reimbursement of the Adviser owed by the Strategic Conservative Growth Portfolio will now be made by the Portfolio, subject to prior approval by the Trust’s Board. The obligation to reimburse the Adviser for any expenses of the Strategic Conservative Growth Portfolio paid by the Adviser expires on December 31, 2013.

The Adviser was reimbursed $14,673 by the Portfolio, on behalf of the Strategic Conservative Growth Portfolio, during the year ended December 31, 2009 and $7,335 during the six months ended June 30, 2010.

Expenses Deferred in
2006	2007	2008	2009	2010
Subject to repayment until December 31,
2011	2012	2013	2014	2015

$14,657	$126,028	$112,802	$—	$—

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a

11

MET INVESTORS SERIES TRUST

MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$838,176,153	$—	$911,540,701

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2010 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

Artio International Stock	21,675,025	2,291,621	(806,077)	23,160,569

BlackRock High Yield	8,431,189	1,060,499	(537,790)	8,953,898

BlackRock Large Cap Value	44,039,009	601,690	(1,967,933)	42,672,766

Clarion Global Real Estate	21,645,738	2,833,553	(1,032,969)	23,446,322

Davis Venture Value	19,878,910	262,751	(5,706,802)	14,434,859

Goldman Sachs Mid Cap Value*	13,719,228	201,088	(1,726,470)	12,193,846

Harris Oakmark International	22,859,912	844,963	(799,912)	22,904,963

Invesco Small Cap Growth	25,095,942	93,875	(2,470,387)	22,719,430

Janus Forty	3,228,388	99,726	(129,130)	3,198,984

Jennison Growth	45,312,955	679,637	(8,430,549)	37,562,043

Legg Mason ClearBridge Aggressive Growth*	47,456,575	401,514	(4,327,621)	43,530,468

Loomis Sayles Global Markets	13,882,751	622,954	(14,505,705)	—

Lord Abbett Bond Debenture	5,487,616	742,372	(255,474)	5,974,514

Lord Abbett Growth and Income	14,464,086	219,732	(1,031,888)	13,651,930

Met/Artisan Mid Cap Value	961,504	10,379	(62,917)	908,966

Met/Dimensional International Small Company*	9,100,336	6,086,262	(437,778)	14,748,820

Met/Eaton Vance Floating Rate	—	7,366,795	(129,054)	7,237,741

Met/Templeton International Bond	12,005,122	583,517	(411,044)	12,177,595

MFS® Emerging Markets Equity	14,732,563	362,176	(507,592)	14,587,147

12

MET INVESTORS SERIES TRUST

MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Affiliated Issuers - continued

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

MFS® Research International	28,922,807	19,500,663	(1,389,650)	47,033,820

MFS® Value	37,082,527	944,901	(1,462,844)	36,564,584

Neuberger Berman Genesis	—	14,181,793	(265,656)	13,916,137

PIMCO Inflation Protected Bond	23,273,936	4,181,627	(837,132)	26,618,431

PIMCO Total Return	27,022,106	10,509,009	(1,070,424)	36,460,691

Rainier Large Cap Equity*	58,703,915	1,595,532	(3,423,246)	56,876,201

T.Rowe Price Mid Cap Growth	18,380,188	67,387	(2,107,733)	16,339,842

Third Avenue Small Cap Value	27,649,460	455,645	(12,574,939)	15,530,166

Turner Mid Cap Growth*	13,581,460	48,475	(1,896,129)	11,733,806

Van Eck Global Natural Resources*	9,447,834	757,193	(775,398)	9,429,629

Van Kampen Comstock	32,767,434	676,232	(1,392,794)	32,050,872

* The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of June 30, 2010. Once filed,

the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/ (Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

Artio International Stock	$(3,567,557)	$—	$3,200,656	$189,221,852

BlackRock High Yield	988,620	—	4,591,147	70,556,715

BlackRock Large Cap Value	3,396,313	—	4,379,906	365,705,609

Clarion Global Real Estate	(9,570,849)	—	18,146,874	191,556,451

Davis Venture Value	(15,396,421)	—	5,573,274	373,574,143

Goldman Sachs Mid Cap Value	(3,161,721)	—	1,774,825	121,450,711

Harris Oakmark International	(5,912,151)	—	5,822,339	254,932,236

Invesco Small Cap Growth	(1,247,757)	—	—	249,913,727

Janus Forty	1,589,557	—	3,612,524	182,086,191

Jennison Growth	(13,091,247)	—	2,929,885	365,854,295

Legg Mason ClearBridge Aggressive Growth	(8,468,485)	—	182,854	245,511,842

Loomis Sayles Global Markets	(3,647,950)	—	4,825,829	—

Lord Abbett Bond Debenture	(46,416)	—	4,366,014	70,678,496

Lord Abbett Growth and Income	(9,556,734)	—	3,472,035	242,321,762

Met/Artisan Mid Cap Value	(5,314,827)	—	1,064,044	126,582,540

Met/Dimensional International Small Company	1,561,798	7,506,147	2,277,664	186,425,080

Met/Eaton Vance Floating Rate	(17,698)	—	—	70,929,858

Met/Templeton International Bond	556,302	47,857	1,016,376	139,189,909

MFS® Emerging Markets Equity	(1,688,309)	—	1,736,746	131,867,808

MFS® Research International	(7,592,950)	—	5,186,402	379,562,925

MFS® Value	3,103,904	—	5,948,836	374,421,342

13

MET INVESTORS SERIES TRUST

MetLife Growth Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/ (Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

Neuberger Berman Genesis	(214,240)	—	—	$127,332,653

PIMCO Inflation Protected Bond	826,740	7,176,040	6,861,901	297,061,695

PIMCO Total Return	530,008	1,831,645	12,682,888	443,726,609

Rainier Large Cap Equity	(8,182,236)	—	2,689,611	364,576,446

T.Rowe Price Mid Cap Growth	(999,091)	—	—	125,653,387

Third Avenue Small Cap Value	(37,449,446)	—	4,936,484	182,324,151

Turner Mid Cap Growth	(2,034,156)	—	—	120,388,851

Van Eck Global Natural Resources	3,533,954	10,275,615	701,659	116,267,329

Van Kampen Comstock	(4,683,303)	—	4,672,015	250,317,309

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$—	$266,267,801	$—	$476,321,509	$—	$742,589,310

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$118,887,927	$—	$(415,552,576)	$(1,338,105,587)	$(1,634,770,236)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2015		Expiring 12/31/2017	Total

$841,458	*	$1,337,264,129	$1,338,105,587

*	The Portfolio acquired capital losses in the merger with Strategic Conservative Growth Portfolio on November 7, 2008.

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the MetLife Moderate Strategy Portfolio had a return of -0.39% and -0.46% for Class A and B Shares, respectively, versus -1.47% for its benchmark, the Dow Jones Moderate Index1.

Market Environment/Conditions

After a strong start in 2010, common stocks fell sharply from May onward due to concerns about the overall economy and the sovereign debt crisis in Europe. The Standard & Poor’s 500 Index2 fell 6.65% during the six month period ending June 2010. The index’s second quarter return of -11.40% broke the streak of four straight quarters of positive returns. During the first half of 2010, stocks of larger companies generally fell more than the stocks of mid and smaller sized companies and growth style stocks fell more than value style stocks. The consumer and industrial sectors, while both down for the period, held up better than the energy, technology, and materials sector. Foreign stocks, as measured by the MSCI EAFE Index3, were down 13.23% during the six months ending June. On a local currency basis, foreign stocks were down only 7.34% with the remainder of the decline coming from a stronger dollar, which makes foreign securities less valuable to the U.S. dollar based investor. On a regional basis, Europe was down the most among developed countries, while Japan was down only modestly. Emerging market and small cap foreign stocks generally held up better than stocks of larger companies from developed countries. In response to concerns about the strength and duration of the economic recovery, Treasury yields fell as investors sought the safety of government securities. Spreads between these relatively safe Treasuries and riskier corporate bonds widened as investors worried about borrowers’ abilities to repay loans in an uncertain economic environment.

Portfolio Review/Current Positioning

The Portfolio is structured to be broadly diversified across and within a wide variety of fixed income and equity asset classes. MetLife Advisers uses holdings based analysis to achieve its objectives by investing in the underlying portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. The Portfolio has a broad asset allocation goal of 50% to fixed income and 50% to equities. In addition, the Portfolio has goals for the sub-asset classes that make up the broad asset category; for example, equities will be broken down by capitalization and region. To attain these goals, MetLife Advisers establishes target percentages among the various underlying portfolios. While the broad asset class goal did not change, several small adjustments to the target allocations of the sub-asset classes and the underlying portfolios were made during the year. Most notable was a modest increase in the asset class target for Foreign Equities (from 13% to 14%).

The first six months of 2010 was composed of two distinct market environments. The January to April period was characterized by a continuation of the trends of the last nine months of 2009 during which risk was rewarded: strong equity returns and better bond returns in the credit sectors than in the government sectors. In May and June, the markets resembled the risk-averse period of 2008 and early 2009, where stock prices fell as investors fled to the safety of Treasury bonds. The Portfolio’s fixed income position dampened some of the impact of the equity segment’s negative returns on absolute performance. While the Portfolio does not have an explicit goal for cash, it did hold a residual position in cash from the various underlying portfolios. Relative to what could have been earned in bonds, holding cash detracted from the Portfolio’s relative performance within the fixed income segment. However, within the equity portfolios, the cash positions cushioned some of the decline.

Although all underlying equity portfolios produced a negative return for the six month period, some lost less than their respective index and thus added to relative performance. The biggest contributors to relative performance were the Harris Oakmark International Portfolio, the MFS® Emerging Markets Equity Portfolio, and the Met/Dimensional International Small Company Portfolio. Harris was helped by strong stock selection, particularly in the U.K., Germany, and France. Individual holdings OMRON and British Sky Broadcasting had the most positive impact on performance during the period. Both the MFS® Emerging Markets Equity Portfolio and the Met/Dimensional International Small Company Portfolio held up better than the broader MSCI EAFE Index during the period as smaller companies and those in the faster-growing developing economies did better than larger companies from developed countries (especially those in Europe).

The largest detractors from relative performance during the period were the BlackRock Large Cap Value Portfolio, the MFS® Value Portfolio, the Jennison Growth Portfolio, and the Rainier Large Cap Equity Portfolio. BlackRock’s underweight position coupled with unfavorable security selection in the financial services sector, along with weak security selection in the information technology sector, caused the majority of the Portfolio’s underperformance. For MFS® Value, stock selection in the financial services sector was the principal detractor from the Portfolio’s performance; in particular, they held an overweight position in poor-performing financial services firms Goldman Sachs Group, State Street Corporation, and Bank of New York Mellon. Jennison’s overall stock selection in several sectors detracted from Portfolio performance. Rainier was hurt primarily by stock selection in the financial services sector.

The PIMCO Total Return Portfolio—the single largest exposure within the fixed income segment of the Portfolio—contributed the most to both absolute and relative return during the six month period ending June, owing to flexible interest rate strategies and limited risk exposures. In addition, the Met/Templeton International Bond Portfolio, despite overall weakness within foreign bonds, did much better than its benchmark and added to the Portfolio’s relative performance. Aiding results were its currency and duration positioning, in particular a lack of exposure to the weaker European regions and a bias towards emerging market countries with faster-growing economies. While still positive for the full six month period, those underlying portfolios with a larger focus on below-investment grade credit (BlackRock High Yield Portfolio and Lord Abbett Bond Debenture Portfolio) lagged the broad bond indices as concerns about the health of the recovery increased, especially in the last two months of the period.

1

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Managed by MetLife Advisers, LLC

Portfolio Manager Commentary* (continued)

Investment Committee

MetLife Advisers, LLC

*This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are as of June 30, 2010 and are subject to change at any time based upon economic, market, or other conditions. MetLife Advisers undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation, or country diversification (or that of the underlying portfolios used in the Portfolio) is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
PIMCO Total Return Portfolio (Class A)	25.0
Western Asset Management U.S. Government Portfolio (Class A)	8.8
PIMCO Inflation Protected Bond Portfolio (Class A)	5.5
MFS® Value Portfolio (Class A)	4.6
Davis Venture Value Portfolio (Class A)	4.6
BlackRock Large Cap Value Portfolio (Class A)	4.5
BlackRock Bond Income Portfolio (Class A)	4.4
Lord Abbett Bond Debenture Portfolio (Class A)	4.2
MFS® Research International Portfolio (Class A)	3.8
Jennison Growth Portfolio (Class A)	3.6

2

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

MetLife Moderate Strategy Portfolio managed by

MetLife Advisers, LLC vs. Dow Jones Moderate Index1

	Average Annual Return (for the six months ended 6/30/10)[4]
	6 Month	1 Year	5 Year	Since Inception[5]
MetLife Moderate Strategy Portfolio—Class A	-0.39%	16.01%	2.85%	3.31%
Class B	-0.46%	15.85%	2.58%	2.86%
Dow Jones Moderate Index[1]	-1.47%	13.92%	3.40%	4.18%

The performance of Class B shares will differ from that of the other class because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays and Dow Jones.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

4 ”Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

5 Inception of the Class B shares is 11/4/04. Inception of the Class A shares is 5/2/05. Index returns are based on an inception date of 11/4/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A(a)(b)
Actual	0.70%	$1,000.00	$1,003.90	$3.48
Hypothetical	0.70%	1,000.00	1,021.32	3.51

Class B(a)(b)
Actual	0.95%	$1,000.00	$995.40	$4.70
Hypothetical	0.95%	1,000.00	1,020.08	4.76

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a) The annualized expense ratio shown reflects an expense limitation agreement between MetLife Advisers, LLC and the Portfolio as described in Note 3 of the Notes to Financial Statements.

(b) The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

4

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Mutual Funds - 100.0%
Affiliated Investment Companies - 100.0%
Artio International Stock Portfolio (Class A)(b)	7,649,905	$62,499,724
BlackRock Bond Income Portfolio (Class A)(b)	1,381,800	146,871,565
BlackRock High Yield Portfolio (Class A)(a)	8,844,751	69,696,635
BlackRock Large Cap Value Portfolio (Class A)(b)	17,614,745	150,958,365
Clarion Global Real Estate Portfolio (Class A)(a)	7,738,575	63,224,154
Davis Venture Value Portfolio (Class A)(b)	5,962,963	154,321,477
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)	3,014,060	30,020,041
Harris Oakmark International Portfolio (Class A)(a)	8,526,486	94,899,790
Invesco Small Cap Growth Portfolio (Class A)(a)	5,639,618	62,035,797
Jennison Growth Portfolio (Class A)(b)	12,431,645	121,084,223
Lazard Mid Cap Portfolio (Class A)(a)	3,443,492	31,198,039
Lord Abbett Bond Debenture Portfolio (Class A)(a)	11,810,668	139,720,199
Lord Abbett Growth and Income Portfolio (Class A)(a)	3,380,193	59,998,428
Met/Artisan Mid Cap Value Portfolio (Class A)(b)	224,870	31,315,372
Met/Dimensional International Small Company Portfolio (Class A)(b)	2,429,079	30,703,559
Met/Eaton Vance Floating Rate Portfolio (Class A)(a)	7,145,441	70,025,323
Met/Templeton International Bond Portfolio (Class A)(a)	6,017,037	68,774,739
MFS® Emerging Markets Equity Portfolio (Class A)(a)	3,609,653	32,631,259
MFS® Research International Portfolio (Class A)(a)	15,569,728	125,647,705
MFS® Value Portfolio (Class A)(b)	15,073,323	154,350,828
Neuberger Berman Genesis Portfolio (Class A)(b)	3,443,266	31,505,884
PIMCO Inflation Protected Bond Portfolio (Class A)(a)	16,443,515	183,509,628
PIMCO Total Return Portfolio (Class A)(a)	68,940,993	839,011,881
Rainier Large Cap Equity Portfolio (Class A)(a)	14,087,431	90,300,431
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)	4,043,986	31,098,252

Security Description	Shares	Value

Third Avenue Small Cap Value Portfolio (Class A)(a)	5,122,988	$60,143,882
Van Eck Global Natural Resources Portfolio (Class A)(b)	2,338,976	28,839,577
Van Kampen Comstock Portfolio (Class A)(a)	11,887,589	92,842,072
Western Asset Management U.S. Government Portfolio (Class A)(b)	24,277,628	294,244,851

Total Mutual Funds (Cost $3,304,636,022)		3,351,473,680

Total Investments - 100.0% (Cost $3,304,636,022#)		3,351,473,680

Other Assets And Liabilities (net) - 0.0%		(887,812)

Net Assets - 100.0%		$3,350,585,868

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $138,237,217 and $91,399,559, respectively, resulting in a net unrealized appreciation of $46,837,658.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,351,473,680	$—	$—	$3,351,473,680
Total Investments	$3,351,473,680	$—	$—	$3,351,473,680

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$3,351,473,680
Receivable for shares sold	1,643,719

Total assets	3,353,117,399

Liabilities
Payables for:
Investments purchased	413,850
Shares redeemed	1,227,949
Accrued Expenses:
Management fees	169,839
Distribution and service fees - Class B	694,855
Administration fees	2,563
Custodian and accounting fees	4,088
Deferred trustees’ fees	11,173
Other expenses	7,214

Total liabilities	2,531,531

Net Assets	$3,350,585,868

Net Assets Represented by
Paid in surplus	$3,570,972,212
Accumulated net realized loss	(346,182,140)
Unrealized appreciation on investments	46,837,658
Undistributed net investment income	78,958,138

Net Assets	$3,350,585,868

Net Assets
Class A	$1,122,499

Class B	3,349,463,369

Capital Shares Outstanding*
Class A	118,649

Class B	354,907,996

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.46

Class B	9.44

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,304,636,022.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$84,097,628

Total investment income	84,097,628

Expenses
Management fees	998,874
Administration fees	12,563
Custodian and accounting fees	12,529
Distribution and service fees - Class B	4,063,180
Audit and tax services	8,994
Legal	17,356
Trustees’ fees and expenses	12,198
Miscellaneous	4,657

Total expenses	5,130,351

Net investment income	78,967,277

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on:
Investments	3,861,155
Capital gain distributions from Underlying Portfolios	14,082,519

Net realized gain on investments and capital gain distributions from Underlying Portfolios	17,943,674

Net change in unrealized depreciation on investments	(119,990,009)

Net realized and unrealized loss on investments	(102,046,335)

Net Decrease in Net Assets from Operations	$(23,079,058)

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$78,967,277	$78,239,344
Net realized gain (loss) on investments and capital gain distributions from Underlying Portfolios	17,943,674	(326,989,861)
Net change in unrealized appreciation (depreciation) on investments	(119,990,009)	828,550,004

Net increase (decrease) in net assets resulting from operations	(23,079,058)	579,799,487

Distributions to Shareholders
From net investment income
Class A	(31,438)	(38,184)
Class B	(87,462,960)	(76,842,486)
From net realized gains
Class A	—	(26,840)
Class B	—	(57,923,961)

Net decrease in net assets resulting from distributions	(87,494,398)	(134,831,471)

Net increase in net assets from capital share transactions	405,814,602	694,329,585

Net Increase in Net Assets	295,241,146	1,139,297,601
Net assets at beginning of period	3,055,344,722	1,916,047,121

Net assets at end of period	$3,350,585,868	$3,055,344,722

Undistributed net investment income at end of period	$78,958,138	$87,485,259

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	5,994	$58,433	17,419	$145,124
Reinvestments	3,119	31,438	8,379	65,024
Redemption	(3,370)	(33,245)	(23,043)	(210,127)

Net increase	5,743	$56,626	2,755	$21

Class B
Sales	49,973,014	$491,033,497	95,887,374	$823,714,473
Reinvestments	8,694,131	87,462,960	17,389,219	134,766,447
Redemptions	(17,703,237)	(172,738,481)	(31,117,395)	(264,151,356)

Net increase	40,963,908	$405,757,976	82,159,198	$694,329,564

Increase derived from capital shares transactions		$405,814,602		$694,329,585

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$9.76	$8.29	$11.73	$11.58	$10.57	$9.91

Income (Loss) from Investment Operations
Net Investment Income(a)	0.25	0.33	0.27	0.20	0.19	1.25
Net Realized/unrealized Gain (Loss) on Investments	(0.27)	1.70	(3.22)	0.54	0.93	(0.44)

Total From Investment Operations	(0.02)	2.03	(2.95)	0.74	1.12	0.81

Less Distributions
Dividends from Net Investment Income	(0.28)	(0.33)	(0.21)	(0.27)	(0.02)	(0.13)
Distributions from Net Realized Capital Gains	—	(0.23)	(0.28)	(0.32)	(0.09)	(0.02)

Total Distributions	(0.28)	(0.56)	(0.49)	(0.59)	(0.11)	(0.15)

Net Asset Value, End of Period	$9.46	$9.76	$8.29	$11.73	$11.58	$10.57

Total Return (%)	(0.39)	26.35	(26.19)	6.49	10.62	8.16

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(d)	0.07 *	0.07	0.07	0.07	0.09	0.09 *
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(e)	0.07 *	0.07	0.07	0.07	0.09 (c)	0.09 *
Ratio of Net Investment Income to Average Net Assets (%)(f)	5.02 *	3.82	2.74	1.73	1.76	17.59 *
Portfolio Turnover Rate (%)	15.6	28.4	21.6	18.1	22.2	22.6
Net Assets, End of Period (in millions)	$1.1	$1.1	$0.9	$0.9	$0.9	$0.3

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006		2005
Net Asset Value, Beginning of Period	$9.73	$8.26	$11.70	$11.56	$10.57		$10.11

Income (Loss) from Investment Operations
Net Investment Income(a)	0.24	0.28	0.25	0.16	0.30		0.22
Net Realized/unrealized Gain (Loss) on Investments	(0.27)	1.73	(3.23)	0.55	0.78		0.37

Total From Investment Operations	(0.03)	2.01	(2.98)	0.71	1.08		0.59

Less Distributions
Dividends from Net Investment Income	(0.26)	(0.31)	(0.18)	(0.25)	(0.00	)+	(0.11)
Distributions from Net Realized Capital Gains	—	(0.23)	(0.28)	(0.32)	(0.09)		(0.02)

Total Distributions	(0.26)	(0.54)	(0.46)	(0.57)	(0.09)		(0.13)

Net Asset Value, End of Period	$9.44	$9.73	$8.26	$11.70	$11.56		$10.57

Total Return (%)	(0.46)	26.09	(26.42)	6.21	10.23		5.81

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(d)	0.32 *	0.32	0.32	0.32	0.35		0.35
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(e)	0.32 *	0.32	0.32	0.32	0.35	(c)	0.35
Ratio of Net Investment Income to Average Net Assets (%)(f)	4.86 *	3.26	2.45	1.40	2.70		2.14
Portfolio Turnover Rate (%)	15.6	28.4	21.6	18.1	22.2		22.6
Net Assets, End of Period (in millions)	$3,349.5	$3,054.2	$1,915.1	$2,251.9	$1,680.4		$1,170.1

*	Annualized
+	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.
(c)	Excludes the effect of deferred expense reimbursement.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	See Note 3 of the Notes to Financial Statements.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MetLife Moderate Strategy Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in other Portfolios of the Trust or of Metropolitan Series Fund, Inc. (“Underlying Portfolios”).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying Portfolios are valued at their closing daily net asset value. The net asset value of the Portfolio is calculated based on the net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Income and capital gain distributions from the Underlying Portfolios are recorded on the ex-dividend date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

10

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$998,874	0.10%	First $500 Million

	0.075%	$500 Million to $1 Billion

	0.05%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$919,909,819	$—	$508,467,457

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the six months ended June 30, 2010 were as follows:

Underlying Portfolio (Class A)	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010

Artio International Stock	6,530,706	1,167,381	(48,182)	7,649,905

BlackRock Bond Income	559,347	829,120	(6,667)	1,381,800

BlackRock High Yield	7,632,331	1,515,381	(302,961)	8,844,751

BlackRock Large Cap Value	19,899,459	2,148,140	(4,432,854)	17,614,745

Clarion Global Real Estate	6,524,041	1,571,379	(356,845)	7,738,575

Davis Venture Value	6,736,596	724,861	(1,498,494)	5,962,963

Goldman Sachs Mid Cap Value	6,196,219	580,423	(3,762,582)	3,014,060

Harris Oakmark International	5,166,431	3,409,038	(48,983)	8,526,486

Invesco Small Cap Growth	2,836,004	2,846,055	(42,441)	5,639,618

Jennison Growth	8,773,628	3,731,746	(73,729)	12,431,645

Lazard Mid Cap	3,359,352	370,657	(286,517)	3,443,492

Loomis Sayles Global Markets	6,274,888	710,005	(6,984,893)	—

Lord Abbett Bond Debenture	12,417,313	2,123,197	(2,729,842)	11,810,668

Lord Abbett Growth and Income	4,903,580	504,873	(2,028,260)	3,380,193

Met/Artisan Mid Cap Value	217,144	23,450	(15,724)	224,870

Met/Dimensional International Small Company	2,058,699	132,962	(62,582)	2,129,079

Met/Eaton Vance Floating Rate	—	7,175,846	(30,405)	7,145,441

Met/Templeton International Bond	5,434,261	625,226	(42,450)	6,017,037

MFS® Emerging Markets Equity	3,328,425	389,656	(108,428)	3,609,653

MFS® Research International	6,536,717	9,118,372	(85,361)	15,569,728

MFS® Value	16,759,886	1,894,941	(3,581,504)	15,073,323

Neuberger Berman Genesis	—	3,459,186	(15,920)	3,443,266

PIMCO Inflation Protected Bond	15,804,641	2,668,321	(2,029,447)	16,443,515

PIMCO Total Return	51,389,120	17,926,726	(374,853)	68,940,993

Rainier Large Cap Equity	13,266,859	1,674,682	(854,110)	14,087,431

T.Rowe Price Mid Cap Growth	4,151,602	401,740	(509,356)	4,043,986

Third Avenue Small Cap Value	7,499,333	780,372	(3,156,717)	5,122,988

Turner Mid Cap Growth	3,066,321	201,191	(3,267,512)	—

Van Eck Global Natural Resources	2,132,773	395,339	(189,136)	2,338,976

Van Kampen Comstock	14,808,171	1,660,092	(4,580,674)	11,887,589

Western Asset Management U.S. Government	19,662,026	4,749,410	(133,808)	24,277,628

12

MET INVESTORS SERIES TRUST

MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Transactions in Securities of Affiliated Issuers - continued

Underlying Portfolio (Class A)	Net Realized Gain/ (Loss) on sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend income from Underlying Portfolios	Ending Value as of June 30, 2010

Artio International Stock	$(229,101)	$—	$1,037,798	$62,499,724

BlackRock Bond Income	56,682	—	2,601,573	146,871,565

BlackRock High Yield	(84,933)	—	4,469,972	69,696,635

BlackRock Large Cap Value	10,741,590	—	2,127,654	150,958,365

Clarion Global Real Estate	(3,065,072)	—	5,877,073	63,224,154

Davis Venture Value	(8,187,847)	—	2,031,523	154,321,477

Goldman Sachs Mid Cap Value	(5,423,325)	—	860,956	30,020,041

Harris Oakmark International	(385,836)	—	1,415,336	94,899,790

Invesco Small Cap Growth	89,066	—	—	62,035,797

Jennison Growth	(170,887)	—	609,901	121,084,223

Lazard Mid Cap	(122,062)	—	369,684	31,198,039

Loomis Sayles Global Markets	9,313,734	—	2,344,544	—

Lord Abbett Bond Debenture	(816,496)	—	10,627,461	139,720,199

Lord Abbett Growth and Income	(3,894,361)	—	1,264,649	59,998,428

Met/Artisan Mid Cap Value	575,996	—	258,523	31,315,372

Met/Dimensional International Small Company	264,725	1,825,115	553,812	30,703,559

Met/Eaton Vance Floating Rate	(4,762)	—	—	70,025,323

Met/Templeton International Bond	56,712	23,273	494,262	68,774,739

MFS® Emerging Markets Equity	418,101	—	421,998	32,631,259

MFS® Research International	(442,849)	—	1,261,727	125,647,705

MFS® Value	10,407,775	—	2,891,420	154,350,828

Neuberger Berman Genesis	(15,755)	—	—	31,505,884

PIMCO Inflation Protected Bond	1,564,973	5,246,857	5,017,172	183,509,628

PIMCO Total Return	322,593	3,747,169	25,946,575	839,011,881

Rainier Large Cap Equity	(1,802,118)	—	652,917	90,300,431

T.Rowe Price Mid Cap Growth	89,916	—	—	31,098,252

Third Avenue Small Cap Value	(7,388,603)	—	1,437,585	60,143,882

Turner Mid Cap Growth	10,232,524	—	—	—

Van Eck Global Natural Resources	928,243	2,493,417	170,260	28,839,577

Van Kampen Comstock	(9,158,801)	—	2,270,380	92,842,072

Western Asset Management U.S. Government	(8,667)	746,688	7,082,873	294,244,851

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$76,898,871	$40,263,688	$57,932,600	$58,078,187	$134,831,471	$98,341,875

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MetLife Moderate Strategy Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information - continued

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$87,492,778	$—	$69,814,232	$(267,112,380)	$(109,805,370)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2017	Total

$267,112,380	$267,112,380

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary *

Performance

For the six months ended June 30, 2010, the MFS® Emerging Markets Equity Portfolio provided a total return -3.70% and -3.86% for Class A and B Shares, respectively, versus -6.17% for its benchmark, the MSCI Emerging Markets (EM) Index SM1.

Market Environment/Conditions

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

Portfolio Review/Current Positioning

Security selection in the financial services sector was a principal factor for strong performance relative to the MSCI Emerging Markets (EM) Index. Banking and finance firm Public Bank Bhd (Malaysia) was among the Portfolio’s top contributors over the reporting period.

Stock selection and an overweighted position in the strong-performing retailing sector also boosted relative performance. Top relative contributors within this sector included export trading company Li & Fung, Ltd. (Hong Kong) and discount retailer BIM Birlesik Magazalar A.S. (Turkey).

Stock selection in the consumer staples sector had a positive impact on relative returns. Health care products manufacturer Dabur India Limited aided relative results.

Stocks in other sectors that benefited relative performance included pharmaceutical and health care products manufacturer Genomma Lab Internacional S.A. de C.V. (Mexico), technology consulting firm Infosys Technologies, Ltd. (India), telecommunications company PT XL Axiata Tbk (Indonesia), electronics maker HTC Corp. (Taiwan), investment and management company First Pacific Co., Ltd. (Hong Kong), and auto manufacturer Astra International (Indonesia).

During the reporting period, currency exposure was a contributor to the Portfolio’s relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Over the reporting period, no sectors materially detracted from relative performance. Individual securities that held back relative returns included steel manufacturer Steel Authority of India and information technology products and electronics maker Acer (Taiwan). The timing of our ownership in generic drug manufacturer Teva Pharmaceutical Industries (Israel) also hurt relative results.

From a positioning standpoint, our decreased weighting to the Energy sector was the most significant absolute change in our Portfolio exposures over the last six months as we reduced our weighting to both integrated and independent energy companies. We also decreased our overall exposure to the Consumer Products sector (alcoholic beverages and tobacco) and to the Autos and Housing sector (automotive). In contrast, we increased our Retailing exposure over the last six months, mostly in general merchandise and specialty stores. Additionally, we raised our weightings in Leisure (gaming and lodging, as well as cable television). As of June 30th, compared with the MSCI Emerging Markets (EM) Index, the Portfolio had its largest underweight positions within Basic Materials, Energy, and Industrial Goods and Services, while having our largest overweight positions within Retailing, Health Care and as well as Leisure.

Jose Luis Garcia

Robert Lau

Portfolio Manager

Massachusetts Financial Services Company

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

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MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Samsung Electronics Co., Ltd.	4.0
Infosys Technologies, Ltd. (ADR)	2.5
Petroleo Brasileiro S.A. (ADR)	2.3
Taiwan Semiconductor Manufacturing Co., Ltd.	2.1
Vale S.A. (ADR)	2.1
China Construction Bank Corp.	2.0
CNOOC, Ltd.	2.0
Public Bank Berhad	1.8
Turkiye Garanti Bankasi A.S.	1.7
Sands China, Ltd.	1.7

Top Countries

% of Market Value
Brazil	15.0
India	9.7
Taiwan	9.0
South Korea	8.1
Hong Kong	7.6
South Africa	7.4
China	6.7
Russia	5.5
Mexico	5.4
Others	25.6

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MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

MFS® Emerging Markets Equity Portfolio managed by

Massachusetts Financial Services Company vs. MSCI Emerging Markets (EM) IndexSM1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	Since Inception[3]
MFS® Emerging Markets Equity Portfolio—Class A	-3.70%	26.19%	1.30%
Class B	-3.86%	25.88%	1.03%
MSCI Emerging Markets (EM) IndexSM1	-6.17%	23.15%	4.48%

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share class.

1 The Morgan Stanley Capital International (MSCI) Emerging Market (EM) IndexSM is an unmanaged market capitalization weighed equity index composed of companies that are representative of the market structure of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A and Class B shares is 5/1/06. Index returns are based on an inception date of 5/1/06.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MFS® Emerging Markets Equity Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	1.13%	$1,000.00	$963.00	$5.50
Hypothetical	1.13%	1,000.00	1,019.19	5.66

Class B
Actual	1.38%	$1,000.00	$961.40	$6.71
Hypothetical	1.38%	1,000.00	1,017.95	6.90

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MFS® Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 97.4%
Bermuda - 1.9%
Credicorp, Ltd.	32,965	$2,996,189
Dairy Farm International Holdings, Ltd.	423,900	2,943,517
Li & Fung, Ltd.	2,286,000	10,262,516

		16,202,222

Brazil - 13.9%
Anhanguera Educacional Participacoes S.A.	404,900	6,157,720
Banco Santander Brasil S.A.	476,700	4,922,540
BM&F BOVESPA S.A.	523,300	3,382,808
Brasil Brokers Participacoes	1,008,100	3,269,605
CIA Brasileira de Meios de Pagamento	290,840	2,463,578
CIA. Hering	109,400	2,865,391
Companhia de Bebidas das Americas (ADR)(a)	48,795	4,928,783
CPFL Energia S.A.	91,500	2,009,538
CSU Cardsystem S.A.	1,302,348	6,096,421
Diagnosticos da America S.A.	655,100	6,202,541
Duratex S.A.	258,189	2,359,664
Equatorial Energia S.A.	194,000	1,756,806
Fleury S.A.*	576,900	6,426,610
Itau Unibanco Banco Multiplo S.A. (ADR)(a)	349,124	6,287,723
Kroton Educacional S.A.*	462,023	3,437,269
LPS Brasil-Consultoria de Imoveis S.A.	198,700	2,544,582
Petroleo Brasileiro S.A. (ADR)(a)	563,988	19,356,068
Redecard S.A.	257,200	3,654,936
Totvs S.A.	48,100	3,590,512
Tractebel Energia S.A.	241,670	2,853,792
Vale S.A. (ADR)(a)	731,048	17,801,019
Vivo Participacoes S.A. (ADR)	119,639	3,101,043

		115,468,949

Cayman Islands - 3.6%
Hengan International Group Co., Ltd.	819,000	6,603,363
Sands China, Ltd.*	9,608,800	14,104,870
Stella International Holdings, Ltd.	4,712,000	9,064,732

		29,772,965

Chile - 1.0%
Banco Santander Chile (ADR)(a)	52,428	3,517,394
Empresa Nacional de Telecomunicaciones S.A.	203,154	2,732,513
Enersis S.A. (ADR)	112,427	2,238,422

		8,488,329

China - 7.0%
Anhui Conch Cement Co., Ltd. - Class H	2,916,000	8,427,868
Bank of China, Ltd.	22,813,000	11,508,983
China Construction Bank Corp.	20,697,000	16,656,013

Security Description	Shares	Value

China - continued
China Merchants Bank Co., Ltd.	563,680	$1,346,854
China Pacific Insurance (Group) Co., Ltd. - Class H	3,394,600	13,383,133
China Shenhua Energy Co., Ltd.	1,951,000	7,075,983

		58,398,834

Colombia - 0.3%
Bancolombia S.A. (ADR)(a)	55,121	2,763,216

Czech Republic - 0.8%
Komercni Banka A.S.	39,213	6,375,172

Egypt - 0.8%
Commercial International Bank Egypt SAE (GDR)	560,600	6,839,320

Hong Kong - 7.9%
China Mobile, Ltd.	757,500	7,525,525
China Overseas Land & Investment, Ltd.	3,328,000	6,199,295
China Unicom, Ltd. (ADR)(a)	473,486	6,297,364
CNOOC, Ltd.	9,784,000	16,629,193
First Pacific Co., Ltd.	16,578,800	11,217,417
Hang Lung Properties, Ltd.	2,077,000	8,005,880
Hong Kong Exchanges & Clearing, Ltd.	362,700	5,664,944
Sinotruk Hong Kong, Ltd.	5,416,500	4,297,682

		65,837,300

India - 10.1%
BEML, Ltd.	155,022	3,288,760
Dabur India, Ltd.	2,543,982	11,473,744
Housing Development Finance Corp., Ltd.	202,450	12,762,506
ICICI Bank, Ltd.	349,002	6,387,897
Infosys Technologies, Ltd. (ADR)(a)	348,859	20,900,143
National Aluminium Co., Ltd.	384,207	3,511,060
Oil & Natural Gas Corp., Ltd.	32,942	927,015
Reliance Industries, Ltd.	534,615	12,448,870
Steel Authority of India, Ltd.	2,900,416	11,963,359

		83,663,354

Indonesia - 1.3%
PT XL Axiata Tbk*	23,407,000	10,480,634

Israel - 2.1%
Nice Systems, Ltd. (ADR)*(a)	142,030	3,620,345
Teva Pharmaceutical Industries, Ltd. (ADR)	263,560	13,702,484

		17,322,829

Luxembourg - 0.3%
Tenaris S.A. (ADR)(a)	72,945	2,524,627

Malaysia - 2.5%
Genting Berhad	1,033,200	2,262,555
Public Bank Berhad	4,095,000	15,064,352
Public Bank Berhad	79,735	291,950

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Malaysia - continued
Tradewinds (Malaysia) Berhad	3,297,500	$3,092,946

		20,711,803

Mexico - 5.6%
America Movil S.A.B. de C.V. (ADR)	263,100	12,497,250
Banco Compartamos S.A. de C.V.	429,900	2,252,429
Bolsa Mexicana de Valores S.A. de C.V.	1,630,600	2,582,595
Corporacion GEO S.A.B. de C.V. - Series B*(a)	905,120	2,434,649
Corporacion Moctezuma S.A.B. de C.V.	1,686,300	3,680,256
Genomma Lab Internacional S.A. de C.V.*	1,744,000	5,838,413
Grupo Continental S.A.	1,544,932	4,319,425
Grupo Mexico S.A.B. de C.V., Series B	1,294,493	3,097,585
Grupo Televisa S.A. (ADR)	200,272	3,486,736
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A(a)	310,369	1,817,027
Mexichem S.A.B. de C.V.	905,300	2,363,864
Urbi, Desarrollos Urbanos, S.A. de C.V.*	1,328,136	2,484,500

		46,854,729

Panama - 0.3%
Copa Holdings S.A. - Class A	52,787	2,334,241

Philippines - 0.9%
Manila Water Co.	10,798,000	3,777,936
Philippine Long Distance Telephone Co.	73,146	3,751,802

		7,529,738

Russia - 5.8%
Gazprom (ADR)	711,755	13,387,002
Gazprom (ADR)	5,170	97,248
LUKOIL (ADR)	267,829	13,793,193
Magnitogorsk Iron & Steel Works (GDR)	420,650	3,907,838
Metal and Metallurgical Co. Norilsk Nickel (ADR)	369,550	5,365,866
Mobile Telesystems (ADR)	394,697	7,562,395
Novolipetsk Steel (GDR)	149,200	3,879,200

		47,992,742

South Africa - 7.6%
Anglo Platinum, Ltd.*	80,390	7,612,198
Foschini, Ltd.	1,142,484	9,664,911
Gold Fields, Ltd.	385,144	5,218,955
Lewis Group, Ltd.	742,101	5,716,245
Massmart Holdings, Ltd.	310,922	4,790,604
MTN Group, Ltd.	918,950	12,123,107
Naspers, Ltd. - Class N	267,192	9,037,049
Shoprite Holdings, Ltd.	459,478	4,965,424
Tiger Brands, Ltd.	204,380	4,536,406

		63,664,899

South Korea - 8.4%
Hana Financial Group, Inc.	320,550	8,490,037

Security Description	Shares	Value

South Korea - continued
KT&G Corp.	131,504	$6,465,991
POSCO	12,299	4,667,947
Samsung Electronics Co., Ltd.	53,320	33,478,977
Samsung Fire & Marine Insurance Co., Ltd.	47,684	7,557,609
Shinsegae Co., Ltd.	21,120	9,116,957

		69,777,518

Taiwan - 9.3%
Acer, Inc.	3,851,240	8,931,407
Formosa Plastics Corp.	3,047,000	6,405,146
High Tech Computer Corp.	913,130	12,114,656
Hon Hai Precision Industry Co., Ltd.*	2,734,450	9,603,721
Siliconware Precision Industries Co.	9,667,000	10,456,885
Taiwan Semiconductor Manufacturing Co., Ltd.	9,536,842	17,832,949
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,254,038	12,239,411

		77,584,175

Thailand - 0.5%
PTT Exploration and Production Public Co., Ltd.	999,900	4,429,937

Turkey - 3.1%
BIM Birlesik Magazalar A.S.	258,662	7,173,133
Tupras-Turkiye Petrol Rafinerileri A.S.	255,514	4,651,764
Turkiye Garanti Bankasi A.S.	3,425,012	14,241,702

		26,066,599

United Kingdom - 2.4%
Standard Chartered Plc	428,750	10,501,319
Standard Chartered Plc	175,829	4,270,121
Tanjong Plc	1,007,900	5,407,060

		20,178,500

Total Common Stocks (Cost $744,342,873)		811,262,632

Preferred Stocks - 1.7%
Brazil - 1.7%
AES Tiete S.A.	123,600	1,429,240
Eletropaulo Metropolitana de Sao Paulo S.A.	212,180	4,251,995
NET Servicos de Comunicacao S.A.*	224,200	2,123,994
Suzano Papel e Celulose S.A.	212,875	1,804,357
Universo Online S.A.	296,800	1,520,016
Usinas Siderurgicas de Minas Gerais S.A. - Class A	107,250	2,875,420

Total Preferred Stocks (Cost $11,619,818)		14,005,022

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Short-Term Investments - 4.7%
Commercial Paper - 1.1%
AT&T, Inc. 0.050%, due 07/01/10	$9,171,000	$9,171,000

Mutual Funds - 3.6%
State Street Navigator Securities Lending Prime Portfolio(b)	30,145,339	30,145,339

Total Short-Term Investments (Cost $39,316,339)		39,316,339

Total Investments - 103.8% (Cost $795,279,030#)		864,583,993

Other Assets and Liabilities (net) - (3.8)%		(31,809,674)

Net Assets - 100.0%		$832,774,319

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $107,088,313 and $37,783,350, respectively, resulting in a net unrealized appreciation of $69,304,963.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $29,091,855 and the collateral received consisted of cash in the amount of $30,145,339. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

GDR - A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of June 30, 2010 (Unaudited)
% of Net Assets
Commercial Banks	14.7
Oil, Gas & Consumable Fuels	11.1
Semiconductors & Semiconductor Equipment	8.9
Metals & Mining	8.4
Wireless Telecommunication Services	5.9
IT Services	4.0
Food & Staples Retailing	3.5
Diversified Telecommunication Services	3.1
Diversified Financial Services	2.7
Insurance	2.5

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$5,939,706	$10,262,516	$—	$16,202,222
Brazil	60,631,088	54,837,861	—	115,468,949
Cayman Islands	—	29,772,965	—	29,772,965
Chile	5,755,816	2,732,513	—	8,488,329
China	—	58,398,834	—	58,398,834
Colombia	2,763,216	—	—	2,763,216
Czech Republic	—	6,375,172	—	6,375,172
Egypt	6,839,320	—	—	6,839,320
Hong Kong	6,297,364	59,539,936	—	65,837,300
India	20,900,143	62,763,211	—	83,663,354
Indonesia	—	10,480,634	—	10,480,634
Israel	17,322,829	—	—	17,322,829
Luxembourg	2,524,627	—	—	2,524,627
Malaysia	—	20,711,803	—	20,711,803
Mexico	46,854,729	—	—	46,854,729
Panama	2,334,241	—	—	2,334,241
Philippines	—	7,529,738	—	7,529,738
Russia	34,605,740	13,387,002	—	47,992,742
South Africa	—	63,664,899	—	63,664,899
South Korea	—	69,777,518	—	69,777,518
Taiwan	12,239,411	65,344,764	—	77,584,175
Thailand	4,429,937	—	—	4,429,937
Turkey	—	26,066,599	—	26,066,599
United Kingdom	—	20,178,500	—	20,178,500
Total Common Stocks	229,438,167	581,824,465	—	811,262,632
Preferred Stocks
Brazil	2,123,994	11,881,028	—	14,005,022
Total Preferred Stocks	2,123,994	11,881,028	—	14,005,022
Total Short-Term Investments*	39,316,339	—	—	39,316,339
Total Investments	$270,878,500	$593,705,493	$—	$864,583,993

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$864,583,993
Cash	99,514
Cash denominated in foreign currencies (c)	119,982
Receivable for shares sold	394,665
Dividends receivable	1,077,384

Total assets	866,275,538

Liabilities
Payables for:
Investments purchased	1,690,442
Shares redeemed	807,816
Collateral for securities loaned	30,145,339
Accrued Expenses:
Management fees	659,462
Distribution and service fees - Class B	75,524
Administration fees	4,449
Custodian and accounting fees	59,761
Deferred trustees’ fees	11,173
Other expenses	47,253

Total liabilities	33,501,219

Net Assets	$832,774,319

Net Assets Represented by
Paid in surplus	$993,824,228
Accumulated net realized loss	(233,311,352)
Unrealized appreciation on investments and foreign currency	69,311,281
Undistributed net investment income	2,950,162

Net Assets	$832,774,319

Net Assets
Class A	$465,938,704

Class B	366,835,615

Capital Shares Outstanding*
Class A	51,546,224

Class B	40,850,798

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.04

Class B	8.98

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $795,279,030.
(b)	Includes securities loaned at value of $29,091,855.
(c)	Identified cost of cash denominated in foreign currencies was $119,879.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$9,331,088
Interest (b)	41,433

Total investment income	9,372,521

Expenses
Management fees	3,824,995
Administration fees	25,081
Custodian and accounting fees	559,621
Distribution and service fees - Class B	450,042
Audit and tax services	17,000
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	32,041
Insurance	1,334
Miscellaneous	10,682

Total expenses	4,950,521

Net investment income	4,422,000

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	33,010,858
Foreign currency transactions	(323,617)

Net realized gain on investments and foreign currency transactions	32,687,241

Net change in unrealized depreciation on:
Investments	(74,386,322)
Foreign currency transactions	(8,557)

Net change in unrealized depreciation on investments and foreign currency transactions	(74,394,879)

Net realized and unrealized loss on investments and foreign currency transactions	(41,707,638)

Net Decrease in Net Assets from Operations	$(37,285,638)

(a)	Net of foreign withholding taxes of $1,368,145.
(b)	Includes net income on securities loaned of $31,310.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$4,422,000	$7,553,928
Net realized gain (loss) on investments, futures contracts, and foreign currency transactions	32,687,241	(102,811,570)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(74,394,879)	412,004,466

Net increase (decrease) in net assets resulting from operations	(37,285,638)	316,746,824

Distributions to Shareholders
From net investment income
Class A	(5,296,876)	(10,503,630)
Class B	(4,115,531)	(3,450,912)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(9,412,407)	(13,954,542)

Net increase (decrease) in net assets from capital share transactions	119,121,820	(119,602,174)

Net Increase in Net Assets	72,423,775	183,190,108
Net assets at beginning of period	760,350,544	577,160,436

Net assets at end of period	$832,774,319	$760,350,544

Undistributed net investment income at end of period	$2,950,162	$7,940,569

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	9,041,399	$88,523,714	17,103,036	$113,145,693
Reinvestments	534,499	5,296,876	1,736,137	10,503,630
Redemption	(2,193,068)	(20,501,629)	(50,713,439)	(333,228,250)

Net increase (decrease)	7,382,830	$73,318,961	(31,874,266)	$(209,578,927)

Class B
Sales	9,070,883	$85,677,140	17,567,421	$135,256,171
Reinvestments	417,821	4,115,531	573,241	3,450,912
Redemptions	(4,724,163)	(43,989,812)	(6,615,789)	(48,730,330)

Net increase	4,764,541	$45,802,859	11,524,873	$89,976,753

Increase (decrease) derived from capital shares transactions		$119,121,820		$(119,602,174)

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006(b)
Net Asset Value, Beginning of Period	$9.50	$5.75	$14.39	$10.51	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.06	0.10	0.23	0.18	0.12
Net Realized and Unrealized Gain (loss) on Investments	(0.40)	3.79	(7.42)	3.71	0.48

Total From Investment Operations	(0.34)	3.89	(7.19)	3.89	0.60

Less Distributions
Dividends from Net Investment Income	(0.12)	(0.14)	(0.19)	(0.01)	(0.09)
Distributions from Net Realized Capital Gains	—	—	(1.26)	—	—

Total Distributions	(0.12)	(0.14)	(1.45)	(0.01)	(0.09)

Net Asset Value, End of Period	$9.04	$9.50	$5.75	$14.39	$10.51

Total Return (%)	(3.70)	69.17	(55.38)	36.93	6.04

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.13 *	1.17	1.11	1.17	1.30	*
Ratio of Expenses to Average Net Assets Before Reimbursement and rebates (%)	1.13 *	1.17	1.11	1.25 (c)	1.49	*
Ratio of Net Investment Income to Average Net Assets (%)	1.23 *	1.39	2.34	1.49	1.91	*
Portfolio Turnover Rate (%)	24.4	92.0	107.6	126.8	58.2
Net Assets, End of Period (in millions)	$465.9	$419.7	$437.0	$572.9	$368.3

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006(b)
Net Asset Value, Beginning of Period	$9.44	$5.71	$14.32	$10.49	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.04	0.07	0.21	0.13	0.07
Net Realized and Unrealized Gain (loss) on Investments	(0.40)	3.79	(7.39)	3.71	0.51

Total from Investment Operations	(0.36)	3.86	(7.18)	3.84	0.58

Less Distributions
Dividends from Net Investment Income	(0.10)	(0.13)	(0.17)	(0.01)	(0.09)
Distributions from Net Realized Capital Gains	—	—	(1.26)	—	—

Total Distributions	(0.10)	(0.13)	(1.43)	(0.01)	(0.09)

Net Asset Value, End of Period	$8.98	$9.44	$5.71	$14.32	$10.49

Total Return (%)	(3.86)	68.95	(55.53)	36.62	5.78

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.38 *	1.42	1.38	1.46	1.55	*
Ratio of Expenses to Average Net Assets Before Reimbursement and rebates (%)	1.38 *	1.42	1.38	1.52 (c)	1.92	*
Ratio of Net Investment Income to Average Net Assets (%)	0.97 *	0.94	2.21	1.06	1.12	*
Portfolio Turnover Rate (%)	24.4	92.0	107.6	126.8	58.2
Net Assets, End of Period (in millions)	$366.8	$340.7	$140.3	$78.8	$23.4

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MFS® Emerging Markets Equity Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

12

MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

13

MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Massachusetts Financial Services Company (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$3,824,995	1.05%	First $250 Million

	1.00%	$250 Million to $500 Million

	0.85%	$500 Million to $1 Billion

	0.75%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio of the Trust. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2010. Effective May 1, 2010, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business,

14

MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under Expense Limitation Agreement
Class A	Class B

1.30%	1.55%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$303,973,741	$—	$191,984,310

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has

15

MET INVESTORS SERIES TRUST

MFS® Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Market, Credit and Counterparty Risk - continued

unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$13,954,542	$36,432,381	$—	$32,115,114	$13,954,542	$68,547,495

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$9,411,989	$—	$116,428,227	$(238,720,006)	$(112,879,790)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$139,768,419	$98,951,587	$238,720,006

8 Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the MFS® Research International Portfolio provided a total return of -12.35% -12.41% and -12.42% for Class A, B and E Shares, respectively, versus -13.23% and -11.06% for its benchmarks, the MSCI EAFE Index1 and MSCI AC World (ex.-U.S.) Index2, respectively.

Market Environment

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity has been led by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries impaired market sentiment. At the same time, the improving trend in global macroeconomic data began to weaken somewhat. These two dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery.

Portfolio Review/Current Positioning

Stock selection in the capital goods sector was the primary contributor to performance relative to the MSCI EAFE Index. Within this sector, automotive and industrial products manufacturer Tomkins Plc (U.K.), ship builder and repairer Keppel Corp., Ltd. (Singapore), gold mining company Lihir Gold, Ltd. (Australia), and railroad company East Japan Railway Co. delivered strong relative results.

Stock selection in the financial services sector also boosted relative returns. Financial services firm HDFC Bank, Ltd. (India) was among the Portfolio’s top contributors. Not owning poor-performing banking firm Banco Santander Brasil S.A. (Spain) also helped relative results.

Elsewhere, not owning integrated oil company BP (U.K.) and telecommunications company Telefonica (Spain) benefited relative results as both stocks considerably underperformed the overall benchmark during the period. The Portfolio’s holdings of natural gas producer Tokyo Gas Co., Ltd. (Japan) and global food company Nestle S.A. (Switzerland) also bolstered relative performance.

During the reporting period, currency exposure was a contributor to the Portfolio’s relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Stock selection in the health care sector held back relative performance. Not owning pharmaceutical company AstraZeneca (U.K.) and health care company Novo Nordisk (Denmark) detracted from relative results as both stocks turned in strong performance relative to the benchmark.

Stock selection in the technology sector was another negative factor for relative returns. Within this sector, information technology products and electronics maker Acer (Taiwan) was among the Portfolio’s top detractors.

Stocks in other sectors that detracted from relative performance included financial services firm BNP Paribas (France), power and gas company E.ON AG (Germany), agrichemical products company Monsanto, financial services firm ING Groep N.V. (The Netherlands), and integrated oil company Total S.A. (France). The Portfolio’s timing of ownership in banking firm Unione di Banche (Italy) and energy and environmental services provider GDF SUEZ (France) also adversely affected relative returns.

From a positioning standpoint over the last six months, based upon market activity, valuation and opportunity, within the Energy sector we reduced our weighting to both integrated and independent energy companies. Within the Financial Services sector, we decreased our exposure to banks and diversified financials, while increasing our exposure to major banks and insurance companies. In contrast within Capital Goods, we increased our exposures in conglomerates and automotive names. Additionally, in Technology, we raised our weightings in business services, computer systems and computer software. Using the eight global MFS sectors as a measurement standard, the Portfolio always maintains a similar sector-level exposure when compared with the MSCI EAFE Index. As of June 30th, compared with the MSCI EAFE Index, the Portfolio’s sector weightings were all within 50 basis points.

Team Managed

The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luis Garcia.

Massachusetts Financial Services Company

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings,

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MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary* (continued)

asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Nestle S.A.	3.2
HSBC Holdings Plc	2.5
Roche Holdings AG	2.4
Vodafone Group Plc	2.1
Royal Dutch Shell Plc—Class A	2.0
BNP Paribas	2.0
Total S.A.	2.0
Siemens AG	1.9
BHP Billiton Plc	1.9
Sanofi-Aventis	1.8

Top Countries

% of Market Value
Japan	16.0
United Kingdom	14.7
France	10.5
United States	9.3
Germany	9.0
Switzerland	9.0
Netherlands	6.3
Hong Kong	3.2
Brazil	2.6
Others	19.4

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MFS® Research International Portfolio

MFS® Research International Portfolio managed by

Massachusetts Financial Services Company vs. MSCI EAFE Index1
and MSCI AC World (ex-U.S.) Index2

	Average Annual Return (for the six months ended 6/30/10)[3]
	6 Month	1 Year	5 Year	Since Inception[4]
MFS® Research International Portfolio—Class A	-12.35%	7.89%	2.87%	3.74%
Class B	-12.41%	7.73%	2.62%	2.92%
Class E	-12.42%	7.63%	2.71%	5.74%
MSCI EAFE Index[1]	-13.23%	5.92%	0.88%	1.81%
MSCI AC World (ex-U.S.) Index[2]	-11.06%	10.43%	3.38%	3.70%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The Morgan Stanley Capital International AC World (ex-U.S.) Index (“MSCI ACWI (ex-U.S.) Index”) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

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MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.76%	$1,000.00	$876.50	$3.54
Hypothetical	0.76%	1,000.00	1,021.03	3.81

Class B
Actual	1.01%	$1,000.00	$875.90	$4.70
Hypothetical	1.01%	1,000.00	1,019.79	5.06

Class E
Actual	0.91%	$1,000.00	$875.80	$4.23
Hypothetical	0.91%	1,000.00	1,020.28	4.56

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 99.3%
Australia - 2.3%
Commonwealth Bank of Australia	574,680	$23,463,653
Downer EDI, Ltd.	1,038,770	3,140,743
Iluka Resources, Ltd.*(a)	3,383,685	13,203,110
Nufarm, Ltd.	1,104,578	5,004,240

		44,811,746

Belgium - 0.5%
KBC Grope N.V.*	260,733	10,051,343

Bermuda - 2.0%
Cheung Kong Infrastructure Holdings, Ltd.	1,442,000	5,348,108
Esprit Holdings, Ltd.	3,017,519	16,311,365
Hiscox, Ltd.	1,648,683	8,401,031
Li & Fung, Ltd.(a)	2,020,817	9,072,033

		39,132,537

Brazil - 2.8%
Banco Santander Brasil S.A. (ADR)(a)	1,666,720	17,217,218
BM&F BOVESPA S.A.	1,633,400	10,558,912
CPFL Energia S.A.	362,900	7,970,068
Diagnosticos da America S.A.	362,600	3,433,127
Tractebel Energia S.A.	695,670	8,214,911
Vivo Participacoes S.A. (ADR)	295,050	7,647,696

		55,041,932

Canada - 1.0%
Teck Resources, Ltd. - Class B	658,040	19,532,412

China - 2.4%
Bank of China, Ltd.(a)	28,141,000	14,196,918
China Construction Bank Corp.(a)	23,721,000	19,089,592
China Pacific Insurance (Group) Co., Ltd. - Class H(a)	3,669,000	14,464,948

		47,751,458

Czech Republic - 0.5%
CEZ	245,500	10,143,704

Finland - 0.9%
Fortum OYJ	456,880	10,108,832
Nokia OYJ	927,540	7,612,020

		17,720,852

France - 11.3%
BNP Paribas(a)	737,089	39,555,956
Danone S.A.(a)	551,030	29,575,262
Dassault Systemes S.A.(a)	103,410	6,289,624
Legrand S.A.	156,980	4,648,223
LVMH Moet Hennessy Louis Vuitton S.A.(a)	313,910	34,366,829
Publicis Groupe(a)	266,770	10,658,294
Sanofi-Aventis	585,810	35,505,128

Security Description	Shares	Value

France - continued
Schneider Electric S.A.(a)	230,292	$23,427,138
Total S.A.	859,330	38,437,928

		222,464,382

Germany - 9.6%
Bayer AG	378,893	21,247,535
Bayerische Motoren Werke (BMW) AG	247,290	12,021,617
Deutsche Boerse AG(a)	266,050	16,246,302
E. On AG(a)	926,449	25,066,229
Linde AG(a)	310,850	32,805,541
MAN SE	199,498	16,530,418
Rhoen-Klinikum AG(a)	661,510	14,767,442
Siemens AG	413,210	37,164,347
Symrise AG	624,372	12,964,406

		188,813,837

Hong Kong - 3.5%
BOC Hong Kong (Holdings), Ltd.(a)	3,699,500	8,418,669
China Unicom (Hong Kong), Ltd.(a)	7,044,850	9,418,281
CNOOC, Ltd.(a)	3,762,170	6,394,302
Hong Kong Exchanges & Clearing, Ltd.(a)	1,444,900	22,567,625
Hutchison Whampoa, Ltd.	3,426,000	21,108,382

		67,907,259

India - 2.4%
BEML, Ltd.	272,787	5,787,120
HDFC Bank, Ltd. (ADR)(a)	126,920	18,145,752
ICICI Bank, Ltd.(a)	1,017,679	18,626,909
ICICI Bank, Ltd. (ADR)(a)	98,677	3,566,187

		46,125,968

Indonesia - 0.3%
PT XL Axiata Tbk*	14,438,000	6,464,707

Israel - 0.4%
Cellcom Israel, Ltd.	268,160	6,704,000

Japan - 17.2%
Aeon Credit Service Co., Ltd.	1,191,000	10,552,360
Bridgestone Corp.(a)	1,122,900	17,783,466
East Japan Railway Co.	421,000	28,035,435
GLORY, Ltd.(a)	764,300	16,619,571
Inpex Holdings, Inc.	2,266	12,581,562
Japan Tobacco, Inc.	4,847	15,053,220
JGC Corp.	1,196,000	18,112,646
KDDI Corp.	2,823	13,395,891
Konica Minolta Holdings, Inc.	2,221,000	21,351,564
Lawson, Inc.	569,700	24,873,487
Miraca Holdings, Inc.	503,200	15,059,827
Mitsubishi Corp.	932,600	19,413,588
Nomura Holdings, Inc.	2,189,300	11,972,988
Nomura Research Institute, Ltd.	575,300	12,150,091

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Japan - continued
Ricoh Co., Ltd.(a)	619,000	$7,859,077
Santen Pharmaceutical Co., Ltd.	492,600	17,708,163
Sumitomo Mitsui Financial Group, Inc.	884,200	24,936,192
Tokyo Gas Co., Ltd.	5,318,000	24,288,512
Yamato Holdings Co., Ltd.	1,912,500	25,283,186

		337,030,826

Mexico - 0.7%
Grupo Televisa S.A. (ADR)	121,180	2,109,744
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A	1,160,180	6,792,166
Urbi, Desarrollos Urbanos, S.A. de C.V.*	2,138,780	4,000,945

		12,902,855

Netherlands - 6.8%
Akzo Nobel N.V.(a)	623,490	32,415,458
Heineken N.V.	518,010	22,069,435
ING Groep N.V.*	3,280,486	24,479,385
Koninklijke (Royal) KPN N.V.	1,926,880	24,728,774
Schlumberger, Ltd.(a)	213,640	11,822,838
SNS REAAL N.V.*	1,988,730	8,673,878
TNT N.V.	346,275	8,771,850

		132,961,618

Papua New Guinea - 0.7%
Lihir Gold, Ltd.	3,745,030	13,620,361

Portugal - 0.5%
EDP - Energias de Portugal S.A.	3,101,900	9,205,453

Singapore - 1.0%
K-Green Trust*	643,600	483,962
Keppel Corp., Ltd.	3,218,000	19,431,053

		19,915,015

South Korea - 0.8%
Samsung Electronics Co., Ltd.	26,241	16,476,404

Spain - 1.4%
Inditex S.A.	336,140	19,160,934
Red Electrica Corporacion S.A.(a)	243,125	8,734,919

		27,895,853

Sweden - 0.8%
Telefonaktiebolaget LM Ericsson - Class B	1,462,970	16,381,267

Switzerland - 9.6%
Credit Suisse Group AG	586,620	22,053,523
Geberit AG	57,684	8,947,721
Julius Baer Group, Ltd.	323,154	9,203,021
Nestle S.A.	1,321,455	63,777,919
Noble Corp.	241,490	7,464,456
Roche Holdings AG	337,800	46,400,830
Swiss Reinsurance Co., Ltd.(a)	310,310	12,768,524

Security Description	Shares	Value

Switzerland - continued
Zurich Financial Services AG	82,720	$18,163,002

		188,778,996

Taiwan - 2.3%
Acer, Inc.	9,639,520	22,355,002
Taiwan Semiconductor Manufacturing Co., Ltd.	12,348,753	23,090,943

		45,445,945

United Kingdom - 15.8%
Aberdeen Asset Management Plc	4,380,170	8,387,958
Amlin Plc	716,974	4,124,385
Barclays Plc	5,817,990	23,074,792
BG Group Plc	1,126,250	16,678,671
BHP Billiton Plc	1,415,510	36,643,619
HSBC Holdings Plc	5,437,645	49,627,696
Reckitt Benckiser Group Plc	464,670	21,502,671
Royal Dutch Shell Plc - Class A	1,579,310	39,899,034
Tesco Plc	2,392,200	13,474,624
Tomkins Plc	7,409,330	24,901,471
Tullow Oil Plc	406,133	6,052,060
Vodafone Group Plc	20,053,770	41,572,476
WPP Plc	2,547,240	23,963,282

		309,902,739

United States - 1.8%
Cognizant Technology Solutions Corp. - Class A*	194,500	9,736,670
Monsanto Co.(a)	121,070	5,595,855
Synthes, Inc.(a)	130,560	15,017,020
Virgin Media, Inc.(a)	316,010	5,274,207

		35,623,752

Total Common Stocks (Cost $2,094,239,088)		1,948,807,221

Short-Term Investments - 8.2%
Mutual Funds - 7.5%
State Street Navigator Securities Lending Prime Portfolio(b)	146,896,187	146,896,187

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreement - 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $14,619,000 on 07/01/10 collateralized by $13,170,000 Federal Home Loan Mortgage Corp. at 4.750% due 11/17/15 with a value of $14,915,025.	$14,619,000	$14,619,000

Total Short-Term Investments (Cost $161,515,187)		161,515,187

Total Investments - 107.5% (Cost $2,255,754,275#)		2,110,322,408

Other Assets and Liabilities (net) - (7.5)%		(147,707,532)

Net Assets - 100.0%		$1,962,614,876

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $74,950,892 and $220,382,759, respectively, resulting in a net unrealized depreciation of $145,431,867.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $139,517,085 and the collateral received consisted of cash in the amount of $146,896,187. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.
ADR	- An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of June 30, 2010 (Unaudited)
% of Net Assets
Commercial Banks	13.8
Pharmaceuticals	6.2
Oil, Gas & Consumable Fuels	6.1
Industrial Conglomerates	5.2
Food Products	4.8
Chemicals	4.5
Metals & Mining	4.2
Diversified Financial Services	4.2
Electric Utilities	3.9
Wireless Telecommunication Services	3.5

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$44,811,746	$—	$44,811,746
Belgium	—	10,051,343	—	10,051,343
Bermuda	—	39,132,537	—	39,132,537
Brazil	33,079,825	21,962,107	—	55,041,932
Canada	19,532,412	—	—	19,532,412
China	—	47,751,458	—	47,751,458
Czech Republic	—	10,143,704	—	10,143,704
Finland	—	17,720,852	—	17,720,852
France	—	222,464,382	—	222,464,382
Germany	—	188,813,837	—	188,813,837
Hong Kong	—	67,907,259	—	67,907,259
India	21,711,939	24,414,029	—	46,125,968
Indonesia	—	6,464,707	—	6,464,707
Israel	6,704,000	—	—	6,704,000
Japan	—	337,030,826	—	337,030,826
Mexico	12,902,855	—	—	12,902,855
Netherlands	11,822,838	121,138,780	—	132,961,618
Papua New Guinea	—	13,620,361	—	13,620,361
Portugal	—	9,205,453	—	9,205,453
Singapore	—	19,915,015	—	19,915,015
South Korea	—	16,476,404	—	16,476,404
Spain	—	27,895,853	—	27,895,853
Sweden	—	16,381,267	—	16,381,267
Switzerland	7,464,456	181,314,540	—	188,778,996
Taiwan	—	45,445,945	—	45,445,945
United Kingdom	—	309,902,739	—	309,902,739
United States	20,606,732	15,017,020	—	35,623,752
Total Common Stocks	133,825,057	1,814,982,164	—	1,948,807,221
Short-Term Investments
Mutual Funds	146,896,187	—	—	146,896,187
Repurchase Agreement	—	14,619,000	—	14,619,000
Total Short-Term Investments	146,896,187	14,619,000	—	161,515,187
Total Investments	$280,721,244	$1,829,601,164	$—	$2,110,322,408

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$2,095,703,408
Repurchase Agreement	14,619,000
Cash	274
Cash denominated in foreign currencies (c)	656,855
Receivable for investments sold	15,629,830
Receivable for shares sold	900,880
Dividends receivable	6,943,502

Total assets	2,134,453,749

Liabilities
Payables for:
Investments purchased	22,520,907
Shares redeemed	965,594
Collateral for securities loaned	146,896,187
Accrued Expenses:
Management fees	1,103,761
Distribution and service fees - Class B	132,147
Distribution and service fees - Class E	1,976
Administration fees	9,991
Custodian and accounting fees	52,105
Deferred trustees’ fees	11,173
Other expenses	145,032

Total liabilities	171,838,873

Net Assets	$1,962,614,876

Net Assets Represented by
Paid in surplus	$2,716,590,507
Accumulated net realized loss	(635,956,699)
Unrealized depreciation on investments and foreign currency	(145,456,094)
Undistributed net investment income	27,437,162

Net Assets	$1,962,614,876

Net Assets
Class A	$1,322,558,083

Class B	624,623,849

Class E	15,432,944

Capital Shares Outstanding*
Class A	163,790,155

Class B	77,900,024

Class E	1,918,470

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.07

Class B	8.02

Class E	8.04

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $2,241,135,275.
(b)	Includes securities loaned at value of $139,517,085.
(c)	Identified cost of cash denominated in foreign currencies was $658,733.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$34,792,268
Interest (b)	1,361,396

Total investment income	36,153,664

Expenses
Management fees	6,433,404
Administration fees	55,632
Custodian and accounting fees	616,206
Distribution and service fees - Class B	849,592
Distribution and service fees - Class E	13,310
Audit and tax services	16,556
Legal	17,680
Trustees’ fees and expenses	12,198
Shareholder reporting	92,605
Insurance	871
Miscellaneous	4,934

Total expenses	8,112,988
Less management fee waiver	(181,072)
Less broker commission recapture	(12,567)

Net expenses	7,919,349

Net investment income	28,234,315

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(69,944,996)
Futures contracts	251,494
Foreign currency transactions	332,452

Net realized loss on investments, futures contracts and foreign currency transactions	(69,361,050)

Net change in unrealized depreciation on:
Investments	(231,378,137)
Foreign currency	(38,383)

Net change in unrealized depreciation on investments and foreign currency transactions	(231,416,520)

Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(300,777,570)

Net Decrease in Net Assets from Operations	$(272,543,255)

(a)	Net of foreign withholding taxes of $4,433,070.
(b)	Includes net income on securities loaned of $1,372,785.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$28,234,315	$31,527,194
Net realized loss on investments, futures contracts and foreign currency transactions	(69,361,050)	(198,421,458)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(231,416,520)	607,652,940

Net increase (decrease) in net assets resulting from operations	(272,543,255)	440,758,676

Distributions to Shareholders
From net investment income
Class A	(20,180,205)	(30,224,454)
Class B	(11,984,940)	(18,321,308)
Class E	(321,360)	(590,422)
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(32,486,505)	(49,136,184)

Net increase in net assets from capital share transactions	486,251,443	4,047,512

Net Increase in Net Assets	181,221,683	395,670,004
Net assets at beginning of period	1,781,393,193	1,385,723,189

Net assets at end of period	$1,962,614,876	$1,781,393,193

Undistributed net investment income at end of period	$27,437,162	$31,689,352

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	55,035,425	$500,146,681	25,666,044	$186,230,792
Reinvestments	2,162,937	20,180,205	4,671,477	30,224,454
Redemption	(5,218,486)	(45,948,902)	(31,982,274)	(241,006,594)

Net increase (decrease)	51,979,876	$474,377,984	(1,644,753)	$(24,551,348)

Class B
Sales	7,087,697	$63,302,443	14,518,401	$110,027,491
Reinvestments	1,292,874	11,984,940	2,849,348	18,321,308
Redemptions	(7,049,546)	(62,038,159)	(12,353,054)	(95,848,649)

Net increase	1,331,025	$13,249,224	5,014,695	$32,500,150

Class E
Sales	164,477	$1,485,938	233,994	$1,784,077
Reinvestments	34,592	321,360	91,538	590,422
Redemptions	(359,160)	(3,183,063)	(846,875)	(6,275,789)

Net decrease	(160,091)	$(1,375,765)	(521,343)	$(3,901,290)

Increase derived from capital shares transactions		$486,251,443		$4,047,512

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.38	$7.41	$14.43	$15.04	$13.00	$11.72

Income (Loss) from Investment Operations
Net Investment Income(a)	0.14	0.17	0.30	0.22	0.19	0.14
Net Realized and Unrealized Gain (loss) on Investments	(1.27)	2.07	(5.76)	1.68	3.17	1.83

Total From Investment Operations	(1.13)	2.24	(5.46)	1.90	3.36	1.97

Less Distributions
Dividends from Net Investment Income	(0.18)	(0.27)	(0.26)	(0.24)	(0.27)	(0.07)
Distributions from Net Realized Capital Gains	—	—	(1.30)	(2.27)	(1.05)	(0.62)

Total Distributions	(0.18)	(0.27)	(1.56)	(2.51)	(1.32)	(0.69)

Net Asset Value, End of Period	$8.07	$9.38	$7.41	$14.43	$15.04	$13.00

Total Return (%)	(12.35)	31.93	(42.25)	13.60	26.91	16.77

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.76 *	0.80	0.77	0.79	0.94	0.93
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.78 *	0.81	0.77	0.79	0.95	0.93 (b)
Ratio of Net Investment Income to Average Net Assets (%)	3.27 *	2.20	2.85	1.54	1.34	1.18
Portfolio Turnover Rate (%)	31.0	71.9	75.4	65.5	104.1	84.5
Net Assets, End of Period (in Millions)	$1,322.6	$1,049.1	$840.8	$959.1	$706.0	$624.2

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.31	$7.35	$14.32	$14.95	$12.94	$11.68

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12	0.15	0.27	0.19	0.15	0.11
Net Realized and Unrealized Gain (loss) on Investments	(1.25)	2.06	(5.71)	1.65	3.15	1.81

Total From Investment Operations	(1.13)	2.21	(5.44)	1.84	3.30	1.92

Less Distributions
Dividends from Net Investment Income	(0.16)	(0.25)	(0.23)	(0.20)	(0.24)	(0.04)
Distributions from Net Realized Capital Gains	—	—	(1.30)	(2.27)	(1.05)	(0.62)

Total Distributions	(0.16)	(0.25)	(1.53)	(2.47)	(1.29)	(0.66)

Net Asset Value, End of Period	$8.02	$9.31	$7.35	$14.32	$14.95	$12.94

Total Return (%)	(12.41)	31.57	(42.36)	13.29	26.56	16.42

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.01 *	1.05	1.01	1.04	1.19	1.19
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.03 *	1.06	1.01	1.04	1.20	1.19 (b)
Ratio of Net Investment Income to Average Net Assets (%)	2.69 *	1.93	2.54	1.31	1.12	0.90
Portfolio Turnover Rate (%)	31.0	71.9	75.4	65.5	104.1	84.5
Net Assets, End of Period (in Millions)	$624.6	$712.9	$525.7	$842.8	$623.0	$443.5

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.34	$7.37	$14.36	$14.99	$12.96	$11.70

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12	0.16	0.29	0.20	0.16	0.13
Net Realized and Unrealized Gain (loss) on Investments	(1.26)	2.06	(5.74)	1.66	3.17	1.81

Total From Investment Operations	(1.14)	2.22	(5.45)	1.86	3.33	1.94

Less Distributions
Dividends from Net Investment Income	(0.16)	(0.25)	(0.24)	(0.22)	(0.25)	(0.06)
Distributions from Net Realized Capital Gains	—	—	(1.30)	(2.27)	(1.05)	(0.62)

Total Distributions	(0.16)	(0.25)	(1.54)	(2.49)	(1.30)	(0.68)

Net Asset Value, End of Period	$8.04	$9.34	$7.37	$14.36	$14.99	$12.96

Total Return (%)	(12.42)	31.74	(42.33)	13.38	26.79	16.52

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.91 *	0.95	0.91	0.94	1.09	1.09
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.93 *	0.96	0.91	0.94	1.10	1.09 (b)
Ratio of Net Investment Income to Average Net Assets (%)	2.75 *	2.07	2.66	1.41	1.18	1.07
Portfolio Turnover Rate (%)	31.0	71.9	75.4	65.5	104.1	84.5
Net Assets, End of Period (in millions)	$15.4	$19.4	$19.2	$32.6	$26.7	$14.6

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is MFS® Research International Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

13

MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid

14

MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Massachusetts Financial Services Company (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$6,433,404	0.80%	First $200 Million

	0.75%	$200 Million to $500 Million

	0.70%	$500 Million to $1 Billion

	0.65%	$1 Billion

Effective November 12, 2009, the Subadviser reduced the subadvisory fee it charges to the Adviser for managing the Portfolio. This fee change reduced the subadvisory fee charged on the Portfolio’s average daily net assets in excess of $1.5 billion. In connection with this change in the subadvisory fee, the Adviser agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

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MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$1,040,878,273	$—	$576,943,288

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2010, the Portfolio entered into equity index futures contracts which were subject to equity price risk. At June 30, 2010, the Portfolio did not have any open futures contacts. During the period April 29—May 5, 2010, the Portfolio had 5,171 in equity index futures contracts. For the six months ended June 30, 2010, the Portfolio had realized gains in the amount of $251,494 which is shown under Net realized gain (loss) on futures contracts in the Statement of Operations.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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MET INVESTORS SERIES TRUST

MFS® Research International Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$49,136,184	$101,637,300	$—	$103,196,486	$49,136,184	$204,833,786

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$32,486,429	$—	$32,107,520	$(513,532,304)	$(448,938,355)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2016	Expiring 12/31/2017	Total

$6,377,357*	$337,233,962	$169,920,985	$513,532,304

* The Portfolio acquired capital losses in the merger with J.P. Morgan International Equity Portfolio on April 28, 2003, which are subject to an annual limitation of $2,138,073.

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

Managed by Morgan Stanley Investment Management Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Morgan Stanley Mid Cap Growth Portfolio had a return of 0.17% and 0.01% for Class A and B Shares, respectively, versus -3.31% for its benchmark, the Russell Midcap Growth Index1.

Market Environment/Conditions

Over the six-month review period, the U.S. equity market reversed course from the rally that had begun in March of 2009, to finish the period in negative territory. Volatility returned to the markets as investor confidence in the global economic recovery fell. After several consecutive quarters of improving economic data in the U.S., employment and housing reports began to disappoint expectations, fueling concerns about the potential for double-dip recession. Sovereign debt woes in Greece and other European economies further threatened the developed world’s still-fragile economic progress as well as challenged the viability of the European Union. Investors also worried about economic conditions in China, which some had hoped would lead the global economy out of the downturn, when policy makers there enacted measures to contain its economic growth.

Portfolio Review/Current Positioning

The Portfolio’s outperformance relative to the Index during the period was largely driven by stock selection and an underweight in the technology sector. A position in China’s leading search engine Baidu was the leading contributor within the sector. Stock selection in the consumer discretionary sector was also favorable, with a holding in resort and casino operator Wynn Resorts, Ltd. the most additive to performance. The utilities sector further bolstered relative gains, as both stock selection and an underweight position there were advantageous. The sector’s outperformance was generated solely by a position in Millicom International Cellular S.A., a telecommunications operator in Central and South America, Africa and Asia.

However, positive contributions were modestly offset by the Portfolio’s positions in the financials, producer durables and health care sectors. In financials, both stock selection and an overweight in the sector dampened relative returns. The Portfolio’s exposure to Greenhill & Co. Inc., an independent investment bank in North America and Europe, was the most detrimental. Although an overweight allocation to producer durables benefited relative performance, it was offset by stock selection there, with weak results from a holding in industrial water treatment company Nalco Holding Co. Finally, an underweight position in the health care sector and a lagging position in Ironwood Pharmaceuticals, Inc. detracted from relative results. The team has found attractive new company specific opportunities in areas such as technology, healthcare and business services. We also added to existing names in waste management, infant nutrition and gaming/hoteling. These purchases were funded primarily by the sale of Baidu, which graduated in market cap out of the mid cap arena. We also trimmed several names that have done quite well recently.

In the first half of 2010, we have seen a significant amount of market volatility, especially at the end of June. Rather than focus on short-term volatility, we continue to maintain a three- to five-year outlook, evaluating companies on quality, the nature and sustainability of competitive advantage, and balance sheet strength.

Dennis Lynch, Managing Director

David Cohen, Managing Director

Sam Chainani, Managing Director

Alexander Norton, Executive Director

Jason Yeung, Executive Director

Armistead Nash, Executive Director

Morgan Stanley Investment Management Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

Managed by Morgan Stanley Investment Management Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Li & Fung, Ltd.	3.4
Ctrip.com International, Ltd. (ADR)	3.2
Ultra Petroleum Corp.	3.1
Wynn Resorts, Ltd.	3.1
Illumina, Inc.	3.0
Salesforce.com, Inc.	3.0
Verisk Analytics, Inc.—Class A	2.9
Teradata Corp.	2.8
Mead Johnson Nutrition Co.	2.7
Las Vegas Sands Corp.	2.5

Top Sectors

% of Market Value
Non-Cyclical	25.3
Technology	15.5
Cyclical	15.2
Communications	14.1
Industrials	9.9
Financials	9.0
Energy	7.3
Basic Materials	1.9
Short-Term Investments	1.8

2

MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

Morgan Stanley Mid Cap Growth Portfolio managed by

Morgan Stanley Investment Management Inc. vs. Russell Midcap Growth Index 1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[3]
Morgan Stanley Mid Cap Growth Portfolio—Class A	0.17%	27.65%	3.72%	2.84%
Class B	0.01%	27.33%	3.47%	2.03%
Class E	—	—	—	-8.96%
Russell Midcap Growth Index[1]	-3.31%	21.30%	1.37%	0.75%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 04/27/10. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.89%	$1,000.00	$1,001.70	$4.42
Hypothetical	0.89%	1,000.00	1,020.38	4.46

Class B
Actual	1.14%	$1,000.00	$1,000.10	$5.65
Hypothetical	1.14%	1,000.00	1,019.14	5.71

Class E **
Actual	1.04%	$1,000.00	$910.40	$1.77
Hypothetical	1.04%	1,000.00	1,007.05	1.86

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period (Class A and B) / to reflect the two month period (Class E)).

** Class Inception April 27, 2010.

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MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 97.5%
Air Freight & Logistics - 3.6%
C.H. Robinson Worldwide, Inc.	177,345	$9,871,023
Expeditors International of Washington, Inc.	367,857	12,694,745

		22,565,768

Beverages - 1.1%
Coca-Cola Enterprises, Inc.	260,979	6,748,917

Biotechnology - 0.9%
Ironwood Pharmaceuticals, Inc. (IPO)*	68,285	786,643
Ironwood Pharmaceuticals, Inc.*	44,752	515,543
Ironwood Pharmaceuticals, Inc. - Class A*	389,590	4,643,913

		5,946,099

Capital Markets - 3.2%
Calamos Asset Management, Inc. - Class A	322,567	2,993,422
Greenhill & Co., Inc.	161,201	9,854,217
T. Rowe Price Group, Inc.	162,139	7,197,350

		20,044,989

Chemicals - 3.3%
Intrepid Potash, Inc.*(a)	244,947	4,793,613
Nalco Holding Co.	435,403	8,908,345
Rockwood Holdings, Inc.*	310,027	7,034,513

		20,736,471

Commercial & Professional Services - 3.5%
Covanta Holding Corp.*(a)	672,828	11,162,216
Stericycle, Inc.*	169,910	11,142,698

		22,304,914

Commercial Banks - 1.0%
CIT Group, Inc.*	183,652	6,218,457

Computers & Peripherals - 2.8%
Teradata Corp.*	581,282	17,717,475

Construction Materials - 2.2%
Martin Marietta Materials, Inc.(a)	133,933	11,358,858
Texas Industries, Inc.	83,771	2,474,595

		13,833,453

Distributors - 3.4%
Li & Fung, Ltd.	4,800,000	21,548,590

Diversified Consumer Services - 3.1%
New Oriental Education & Technology Group, Inc. (ADR)*(a)	121,331	11,306,836
Strayer Education, Inc.(a)	40,438	8,406,656

		19,713,492

Diversified Financial Services - 5.9%
IntercontinentalExchange, Inc.*	85,168	9,626,539
Leucadia National Corp.*	509,695	9,944,150
Moody’s Corp.(a)	138,273	2,754,398

Security Description	Shares	Value

Diversified Financial Services - continued
MSCI, Inc. - Class A*	543,711	$14,897,681

		37,222,768

Food Products - 2.7%
Mead Johnson Nutrition Co.	336,554	16,868,086

Health Care Equipment & Supplies - 4.9%
Gen-Probe, Inc.*(a)	261,005	11,854,847
IDEXX Laboratories, Inc.*	171,443	10,440,879
Intuitive Surgical, Inc.*	27,449	8,663,453

		30,959,179

Hotels, Restaurants & Leisure - 10.1%
Accor S.A.*	191,158	8,823,215
Ctrip.com International, Ltd. (ADR)*	537,149	20,175,316
Las Vegas Sands Corp.*(a)	713,822	15,804,019
Wynn Resorts, Ltd.	256,006	19,525,578

		64,328,128

Household Durables - 2.2%
Gafisa S.A. (ADR)	493,280	5,973,621
NVR, Inc.*	12,562	8,228,487

		14,202,108

Internet & Catalog Retail - 3.8%
Netflix, Inc.*	96,277	10,460,496
Priceline.com, Inc.*	77,203	13,629,418

		24,089,914

Internet Software & Services - 4.1%
Akamai Technologies, Inc.*(a)	272,222	11,044,046
Alibaba.com, Ltd.	4,744,300	9,363,427
Equinix, Inc.*(a)	68,950	5,600,119

		26,007,592

IT Services - 1.7%
Redecard S.A.	748,832	10,641,264

Life Sciences Tools & Services - 4.6%
Illumina, Inc.*(a)	443,060	19,286,402
Techne Corp.	178,127	10,233,396

		29,519,798

Machinery - 0.9%
Schindler Holding AG	72,000	6,055,765

Media - 3.5%
Discovery Communications, Inc. - Class C*	223,442	6,911,061
Groupe Aeroplan, Inc.	654,626	5,468,848
Morningstar, Inc.*(a)	231,904	9,860,558

		22,240,467

Multiline Retail - 0.7%
Sears Holdings Corp.*	65,486	4,233,670

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Oil, Gas & Consumable Fuels - 5.5%
Petrohawk Energy Corp.*	174,849	$2,967,188
Range Resources Corp.(a)	308,609	12,390,651
Ultra Petroleum Corp.*	448,940	19,865,595

		35,223,434

Professional Services - 7.2%
Corporate Executive Board Co.	189,568	4,979,951
IHS, Inc. - Class A*	149,266	8,720,120
Intertek Group Plc	642,800	13,753,405
Verisk Analytics, Inc. - Class A*	616,489	18,433,021

		45,886,497

Software - 8.9%
Autodesk, Inc.*	305,654	7,445,731
Red Hat, Inc.*	348,205	10,077,053
Rovi Corp.*	166,791	6,323,047
Salesforce.com, Inc.*	221,407	19,001,149
Solera Holdings, Inc.	367,246	13,294,305

		56,141,285

Trading Companies & Distributors - 1.7%
Fastenal Co.	214,404	10,760,937

Wireless Telecommunication Services - 1.0%
Millicom International Cellular S.A.	76,529	6,204,206

Total Common Stocks (Cost $673,190,145)		617,963,723

Preferred Stock - 0.1%
Automobiles - 0.1%
Better Place LLC* (Cost - $741,720)	247,240	741,720

Short-Term Investments - 1.8%
Mutual Funds - 1.2%
State Street Navigator Securities Lending Prime Portfolio(b)	7,622,768	7,622,768

Repurchase Agreement - 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $3,943,000 on 07/01/10 collateralized by $4,020,000 Federal National Mortgage Association at 2.000% due 12/16/13 with a value of $4,025,025.	$3,943,000	3,943,000

Total Short-Term Investments (Cost $11,565,768)		11,565,768

Total Investments - 99.4% (Cost $685,497,633#)		630,271,211

Other assets and liabilities (net) - 0.6%		3,504,363

Net Assets - 100.0%		$633,775,574

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $12,422,444 and $67,648,866, respectively, resulting in a net unrealized depreciation of $55,226,422.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $7,401,290 and the collateral received consisted of cash in the amount of $7,622,768. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

IPO - Initial Public Offering

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$22,565,768	$—	$—	$22,565,768
Beverages	6,748,917	—	—	6,748,917
Biotechnology	4,643,913	—	1,302,186	5,946,099
Capital Markets	20,044,989	—	—	20,044,989
Chemicals	20,736,471	—	—	20,736,471
Commercial & Professional Services	22,304,914	—	—	22,304,914
Commercial Banks	6,218,457	—	—	6,218,457
Computers & Peripherals	17,717,475	—	—	17,717,475
Construction Materials	13,833,453	—	—	13,833,453
Distributors	—	21,548,590	—	21,548,590
Diversified Consumer Services	19,713,492	—	—	19,713,492
Diversified Financial Services	37,222,768	—	—	37,222,768
Food Products	16,868,086	—	—	16,868,086
Health Care Equipment & Supplies	30,959,179	—	—	30,959,179
Hotels, Restaurants & Leisure	55,504,913	8,823,215	—	64,328,128
Household Durables	14,202,108	—	—	14,202,108
Internet & Catalog Retail	24,089,914	—	—	24,089,914
Internet Software & Services	16,644,165	9,363,427	—	26,007,592
IT Services	—	10,641,264	—	10,641,264
Life Sciences Tools & Services	29,519,798	—	—	29,519,798
Machinery	—	6,055,765	—	6,055,765
Media	22,240,467	—	—	22,240,467
Multiline Retail	4,233,670	—	—	4,233,670
Oil, Gas & Consumable Fuels	35,223,434	—	—	35,223,434
Professional Services	32,133,092	13,753,405	—	45,886,497
Software	56,141,285	—	—	56,141,285
Trading Companies & Distributors	10,760,937	—	—	10,760,937
Wireless Telecommunication Services	6,204,206	—	—	6,204,206
Total Common Stocks	546,475,871	70,185,666	1,302,186	617,963,723
Total Preferred Stock	—	—	741,720	741,720

See accompanying notes to financial statements.

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Morgan Stanley Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS - continued

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$7,622,768	$—	$—	$7,622,768
Repurchase Agreement	—	3,943,000	—	3,943,000
Total Short-Term Investments	7,622,768	3,943,000	—	11,565,768
Total Investments	$554,098,639	$74,128,666	$2,043,906	$630,271,211

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Balance as of June 30, 2010
Common Stock
Biotechnology	$984,544	$(450,564)	$768,206	$1,302,186
Preferred Stock	—	—	741,720	741,720

Total	$984,544	$(450,564)	$1,509,926	$2,043,906

See accompanying notes to financial statements.

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Morgan Stanley Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$626,328,211
Repurchase Agreement	3,943,000
Cash	914
Cash denominated in foreign currencies (c)	65,583
Receivable for investments sold	16,578,056
Receivable for shares sold	116,194
Dividends receivable	191,794

Total assets	647,223,752

Liabilities
Due to Adviser	155,355
Payables for:
Investments purchased	4,646,262
Shares redeemed	366,265
Collateral for securities loaned	7,622,768
Accrued Expenses:
Management fees	354,333
Distribution and service fees - Class B	37,096
Distribution and service fees - Class E	2,108
Administration fees	3,698
Custodian and accounting fees	2,984
Deferred trustees’ fees	19,406
Other expenses	237,903

Total liabilities	13,448,178

Net Assets	$633,775,574

Net Assets Represented by
Paid in surplus	$593,153,665
Accumulated net realized gain	95,717,438
Unrealized depreciation on investments and foreign currency transactions	(55,227,742)
Undistributed net investment income	132,213

Net Assets	$633,775,574

Net Assets
Class A	$447,633,404

Class B	170,146,502

Class E	15,995,668

Capital Shares Outstanding*
Class A	49,698,556

Class B	19,425,568

Class E	1,808,769

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.01

Class B	8.76

Class E	8.84

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $681,554,633.
(b)	Includes securities loaned at value of $7,401,290.
(c)	Identified cost of cash denominated in foreign currencies was $66,053.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$1,618,745
Interest (b)	93,824

Total investment income	1,712,569

Expenses
Management fees	1,054,702
Administration fees	10,988
Deferred Expense Reimbursement	106,357
Custodian and accounting fees	25,701
Distribution and service fees - Class B	168,402
Distribution and service fees - Class E	4,331
Audit and tax services	15,415
Legal	18,050
Trustees’ fees and expenses	12,198
Shareholder reporting	168,473
Insurance	199
Miscellaneous	4,731

Total expenses	1,589,547
Less management fee waiver	(16,712)

Net expenses	1,572,835

Net investment income	139,734

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain on:
Investments	105,137,104
Foreign currency transactions	724,343

Net realized gain on investments and foreign currency transactions	105,861,447

Net change in unrealized depreciation on:
Investments	(164,322,355)
Foreign currency transactions	(1,352)

Net change in unrealized depreciation on investments and foreign currency transactions	(164,323,707)

Net realized and unrealized loss on investments and foreign currency transactions	(58,462,260)

Net Decrease in Net Assets from Operations	$(58,322,526)

(a)	Net of foreign withholding taxes of $283,338.
(b)	Includes net income on securities loaned of $93,360.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$139,734	$45,455
Net realized gain on investments and foreign currency transactions	105,861,447	305,811
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(164,323,707)	45,019,047

Net increase (decrease) in net assets resulting from operations	(58,322,526)	45,370,313

Distributions to Shareholders
From net investment income
Class A	(38,454)	(4,077)
Class B	(6,879)	—
Class E	—	—
From net realized gain
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(45,333)	(4,077)

Net increase in net assets from capital share transactions	562,881,984	9,519,563

Net Increase in Net Assets	504,514,125	54,885,799
Net assets at beginning of period	129,261,449	74,375,650

Net assets at end of period	$633,775,574	$129,261,449

Undistributed net investment income at end of period	$132,213	$37,812

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	358,013	$3,469,691	153,400	$1,129,797
Fund subscription in kind	669,850	23,087,664	—	—
Shares issued through acquisition	47,521,630	460,754,791	—	—
Reinvestments	3,884	38,454	658	4,077
Redemption	(1,268,078)	(12,113,604)	(599,378)	(4,200,627)

Net increase (decrease)	47,285,299	$475,236,996	(445,320)	$(3,066,753)

Class B
Sales	1,614,923	$14,788,163	3,882,682	$26,916,046
Shares issued through acquisition	6,954,679	67,947,214	—	—
Reinvestments	714	6,879	—	—
Redemptions	(1,420,327)	(12,973,362)	(2,036,529)	(14,329,730)

Net increase	7,149,989	$69,768,894	1,846,153	$12,586,316

Class E*
Sales	20,592	$192,702	—	$—
Shares issued through acquisition	1,880,909	18,545,759	—	—
Reinvestments	—	—	—	—
Redemptions	(92,732)	(862,367)	—	—

Net increase	1,808,769	$17,876,094	—	$—

Increase derived from capital shares transactions		$562,881,984		$9,519,563

*	Commencement of operation April 27, 2010.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.01		$5.71		$11.82	$10.44	$10.19	$10.43

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.02		0.02		0.02	0.05	(0.01)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.00	+	3.28		(5.10)	2.29	0.90	0.54

Total From Investment Operations	0.02		3.30		(5.08)	2.34	0.89	0.50

Less Distributions
Distributions from Net Investment Income	(0.02)		(0.00	)++	(0.15)	—	—	—
Distributions from Net Realized Capital Gains	—		—		(0.88)	(0.96)	(0.64)	(0.74)

Total Distributions	(0.02)		(0.00	)++	(1.03)	(0.96)	(0.64)	(0.74)

Net Asset Value, End of Period	$9.01		$9.01		$5.71	$11.82	$10.44	$10.19

Total Return (%)	0.17		57.83		(46.67)	23.84	8.65	4.71

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.89	*	0.90		0.89	0.88	0.90	0.90
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.90	*	0.90		0.89	0.88	1.08	0.99
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.31	*	0.24		0.25	0.46	(0.08)	(0.35)
Portfolio Turnover Rate (%)	18.5		32.8		38.1	62.0	226.6	103.9
Net Assets, End of Period (in millions)	$447.6		$21.7		$16.3	$29.6	$24.0	$21.5

	Class B
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.76		$5.57		$11.55	$10.25	$10.04	$10.30

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	(0.01)		0.00	+	(0.00)+	0.02	(0.03)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	0.01		3.19		(4.97)	2.24	0.88	0.54

Total From Investment Operations	—		3.19		(4.97)	2.26	0.85	0.48

Less Distributions
Distributions from Net Investment Income	(0.00	)++	—		(0.13)	—	—	—
Distributions from Net Realized Capital Gains	—		—		(0.88)	(0.96)	(0.64)	(0.74)

Total Distributions	(0.00	)++	—		(1.01)	(0.96)	(0.64)	(0.74)

Net Asset Value, End of Period	$8.76		$8.76		$5.57	$11.55	$10.25	$10.04

Total Return (%)	0.01		57.27		(46.75)	23.48	8.37	4.58

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.14	*	1.15		1.14	1.13	1.15	1.15
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.15	*	1.15		1.14	1.14	1.34	1.24
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.20	)*	0.00	++	(0.03)	0.19	(0.30)	(0.58)
Portfolio Turnover Rate (%)	18.5		32.8		38.1	62.0	226.6	103.9
Net Assets, End of Period (in millions)	$170.1		$107.5		$58.0	$81.5	$54.8	$40.9

Please see the following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class E
	For the Period Ended June 30, 2010(b) (Unaudited)
Net Asset Value, Beginning of Period	$9.71

Income (Loss) from Investment Operations
Net Investment Income(a)	0.00	+
Net Realized and Unrealized Loss on Investments	(0.87)

Total From Investment Operations	(0.87)

Less Distributions
Distributions from Net Investment Income	—
Distributions from Net Realized Capital Gains	—

Total Distributions	—

Net Asset Value, End of Period	$8.84

Total Return (%)	(8.96)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.04	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.05	*
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.20	*
Portfolio Turnover Rate (%)	18.5
Net Assets, End of Period (in millions)	$16.0

*	Annualized
+	Net investment income was less than $0.01.
++	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/27/2010.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap Growth Portfolio) (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Companies (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

14

MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Morgan Stanley Investment Management Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$1,054,702	0.70%	First $200 Million

	0.65%	$200 Million to $500 Million

	0.625%	Over $500 Million

Effective May 1, 2010, the Subadviser reduced the subadvisory fee it charges to the Adviser for managing the Portfolio. This fee change reduced the subadvisory fee charged on the Portfolio’s average daily net assets less than or equal to $200 million and those in excess of $500 million but less than $750 million. In connection with this change in the subadvisory fee, the Adviser agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement			Expenses Deferred in
			2006	2007	2008	2009	2010
			Subject to repayment until December 31,
Class A	Class B	Class E	2011	2012	2013	2014	2015

0.90%	1.15%	1.05%	$143,445	$6,445	$—	$—	$—

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

The following amount was repaid to the Adviser in accordance with the Expense Limitation Agreement during the six month ended June 30, 2010:                     $106,357

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of

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MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreement, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolios, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$607,025,812	$—	$588,218,604

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Acquisition

At close of business on April 30, 2010, the Portfolio with aggregate Class A, Class B and Class E net assets of $23,327,535, $124,098,506 and $1,015, respectively, acquired all of the assets and liabilities of FI Mid Cap Opportunities Portfolio of the Metropolitan Series Fund, Inc. (“FI Mid Cap”). The acquisition was accomplished by a tax-free exchange of 48,191,480 Class A shares of the Portfolio (valued at $483,842,455) for 35,884,974 Class A shares of FI Mid Cap, 6,954,679 Class B shares of the Portfolio (valued at $67,947,214) for 5,156,153 of Class B shares of FI Mid Cap and 1,880,909 Class E shares of the Portfolio (valued at $18,545,759) for 1,391,511 Class E shares of FI Mid Cap. FI Mid Cap then distributed the shares of the Portfolio that it received from the Portfolio to its shareholders by class. The transaction was part of a restructuring

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MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Acquisition - continued

designed to eliminate the offering of overlapping Portfolios in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. The reorganization was proposed because FI Mid Cap had experienced a significant decline in assets, which, if it continued, would affect the Portfolio’s ability to maintain certain operational efficiencies. FI Mid Cap’s net assets on April 30, 2010, were $483,842,455, $67,947,214 and $18,545,759 for Class A, Class B and Class E, respectively, including investments valued at $540,212,782 with a cost basis of $435,057,033. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from FI Mid Cap were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Portfolio acquired $947,760,943 in capital loss carry forwards from FI Mid Cap.

The net assets immediately after the acquisition were $717,762,484, which included $105,155,748 of acquired unrealized appreciation and $1,400,330 of acquired distributions in excess of net investment income.

Assuming the acquisition had been completed on January 1, 2010, the Portfolio’s pro-forma results of operations for the year ended June 30, 2010 are as follows:

(Unaudited)
Net Investment loss	$(928,074	)(a)
Net realized and unrealized gain (loss) on
Investments and foreign currency transactions	80,818,345	(b)

Net increase in assets from operations	$79,890,271

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of FI Mid Cap that have been included in the Portfolio’s Statement of Operations since April 30, 2010.

(a) $139,734 as reported plus $(1,400,330) FI Mid Cap pre-merger, plus $282,870 in lower Advisory fees, plus $49,652 of pro-forma eliminated other expenses.

(b) $(58,462,260) as reported plus $139,280,605 FI Mid Cap pre-merger.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$4,077	$8,878,237	$—	$1,361,895	$4,077	$10,240,132

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total
$45,330	$—	$3,905,743	$(10,100,057)	$(6,148,984)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010		Expiring 12/31/2016	Total

$2,029,752	*	$8,070,305	$10,100,057

* The Portfolio acquired capital losses in the merger with Lord Abbett Developing Growth Portfolio on April 28, 2003 which are subject to an annual limitation of $771,861.

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MET INVESTORS SERIES TRUST

Morgan Stanley Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

Managed by OppenheimerFunds, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Oppenheimer Capital Appreciation Portfolio had a return of -11.65%, -11.80% and -11.80% for Class A, B and E Shares respectively, versus -7.65% for its benchmark, the Russell 1000 Growth Index1.

Market Environment/Conditions

The first half of 2010 saw a continuation of the economic recovery that began in 2009. Improving manufacturing activity and a rebound in corporate earnings helped bolster the confidence of consumers, businesses and investors, adding a degree of support to the economic expansion. However, the rebound proved to be more sluggish than most previous recoveries, as stubbornly high unemployment and ongoing weakness in housing markets produced headwinds that constrained the pace of economic growth. Nonetheless, improved investor sentiment helped sustain a stock market rally through the first four months of the year. As it was in 2009, the rally was led by smaller, more speculative stocks that had been severely beaten down during the Great Recession and financial crisis.

The investment climate changed significantly in May, when a number of developments appeared to threaten the global economic recovery. A sovereign debt crisis arose in Europe, where Greece and other peripheral members of the European Union found themselves unable to finance their heavy debt loads. Although the International Monetary Fund and the European Union came to Greece’s aid, investors worried that other nations might succumb to the same fiscal pressures.

Meanwhile, robust economic growth in China seemed to spark local inflationary pressures, particularly in urban property markets. The Chinese government raised short-term interest rates and adopted other measures to forestall an acceleration of inflation, but global investors grew concerned that these measures might choke off regional economic growth, which has been a key driver of the global recovery. Finally, economic concerns intensified in the United States, where employment gains have remained relatively modest, real estate markets have continued to struggle and consumers have been reluctant to spend. Consequently, stock prices fell sharply in May and June, giving back all of their previous 2010 gains and ending the reporting period lower than where they began.

Portfolio Review/Current Positioning

In the midst of a volatile market environment, particularly over May and June, the Portfolio underperformed the Index primarily in the information technology, materials and consumer discretionary sectors due to weaker relative stock selection.

In terms of detractors from performance, within the information technology sector, the Portfolio’s overweight exposure to hard hit securities NVIDIA Corp., QUALCOMM, Inc. and Google, Inc. detracted significantly from relative performance. In materials, the Portfolio’s overweight position in The Monsanto Co. and Xstrata plc, which both had a difficult reporting period, detracted from performance. Overweighting consumer discretionary stock Apollo Group, Inc. hurt relative performance, as did underweighting the hotels, restaurants and leisure subsector, which produced positive results for the Index during the period. By period end, we exited our position in Apollo Group.

Positive contributors to performance during the reporting period included overweighting consumer discretionary holding Cablevision Systems Corp., health care companies Express Scripts, Inc., Novo Nordisk S.A. and Thermo Fisher Scientific, Inc., and underweighting hard hit information technology holding Microsoft Corp., which we exited over the last month of the reporting period.

By the end of the reporting period, the Portfolio’s holdings were still in the process of being transitioned, under the management of Portfolio Manager Julie Van Cleave, who assumed management of the Portfolio on April 26, 2010. In managing the Portfolio, Ms. Van Cleave will seek to manage risk and opportunity through top-down sector analysis as well as bottom-up stock selection. She will seek businesses with dominant and rising market share and strong metrics around growth, quality and innovation, while maintaining sensitivity to valuations and risk. We believe her sensitivity to risk and her preference for quality growth companies supported by long-term growth themes will fit well within the style and objectives of the Portfolio. As of June 30, 2010, the Portfolio was underweight most notably in industrials, consumer discretionary, and energy, and overweight in healthcare, financials and telecommunications.

Julie Van Cleave, CFA; Portfolio Manager

OppenheimerFunds, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

Managed by OppenheimerFunds, Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Apple, Inc.	4.4
Google, Inc.—Class A	3.3
Hewlett-Packard Co.	3.0
QUALCOMM, Inc.	2.8
PepsiCo, Inc.	2.7
Occidental Petroleum Corp.	2.2
Oracle Corp.	2.2
Express Scripts, Inc.	2.1
Visa, Inc.—Class A	2.0
Colgate-Palmolive Co.	1.7

Top Sectors

% of Market Value
Non-Cyclical	24.7
Technology	16.3
Communications	15.3
Industrials	9.0
Energy	8.4
Cyclical	8.1
Short-Term Investments	7.9
Financials	6.7
Basic Materials	3.6

2

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

Oppenheimer Capital Appreciation Portfolio managed by

OppenheimerFunds, Inc. vs. Russell 1000 Growth Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[3]
Oppenheimer Capital Appreciation Portfolio—Class A	-11.65%	8.47%	-1.78%	-0.89%
Class B	-11.80%	8.12%	-1.99%	-2.63%
Class E	-11.80%	8.15%	-1.91%	-1.38%
Russell 1000 Growth Index[1]	-7.65%	13.62%	0.38%	-2.23%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within Russell 1000 companies, that have higher price-to-book ratios and higher forecasted growth values.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A shares is 1/2/02. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 5/2/05. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.65%	$1,000.00	$883.50	$3.04
Hypothetical	0.65%	1,000.00	1,021.57	3.26

Class B
Actual	0.90%	$1,000.00	$882.00	$4.20
Hypothetical	0.90%	1,000.00	1,020.33	4.51

Class E
Actual	0.80%	$1,000.00	$882.00	$3.73
Hypothetical	0.80%	1,000.00	1,020.83	4.01

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.8%
Aerospace & Defense - 3.4%
General Dynamics Corp.	63,710	$3,730,858
Goodrich Corp.(a)	74,990	4,968,087
Lockheed Martin Corp.(a)	94,660	7,052,170
United Technologies Corp.	92,420	5,998,982

		21,750,097

Beverages - 2.7%
PepsiCo, Inc.	287,380	17,515,811

Biotechnology - 3.5%
Amgen, Inc.*	169,910	8,937,266
Celgene Corp.*	164,250	8,347,185
Gilead Sciences, Inc.*	154,150	5,284,262

		22,568,713

Capital Markets - 2.3%
Charles Schwab Corp. (The)	316,320	4,485,417
Credit Suisse Group AG	157,983	5,939,248
Goldman Sachs Group, Inc. (The)	19,270	2,529,573
T. Rowe Price Group, Inc.(a)	42,220	1,874,146

		14,828,384

Chemicals - 3.5%
Celanese Corp., Series A	95,810	2,386,627
Ecolab, Inc.	37,550	1,686,370
Monsanto Co.	79,590	3,678,650
Potash Corp. of Saskatchewan, Inc.	63,890	5,509,874
Praxair, Inc.(a)	121,570	9,238,104

		22,499,625

Commercial Banks - 0.9%
PNC Financial Services Group, Inc.	5,690	327,630
Wells Fargo & Co.	202,070	5,172,992

		5,500,622

Communications Equipment - 4.5%
Cisco Systems, Inc.*	268,470	5,721,096
Juniper Networks, Inc.*(a)	239,610	5,467,900
QUALCOMM, Inc.	543,190	17,838,360

		29,027,356

Computers & Peripherals - 8.6%
Apple, Inc.*	113,940	28,659,328
Hewlett-Packard Co.	449,810	19,467,777
NetApp, Inc.*(a)	210,030	7,836,219

		55,963,324

Diversified Financial Services - 3.6%
BM&F BOVESPA S.A.	874,740	5,654,649
CME Group, Inc. - Class A	16,140	4,544,217
IntercontinentalExchange, Inc.*	46,680	5,276,240
JPMorgan Chase & Co.	190,560	6,976,402
MSCI, Inc. - Class A*	35,470	971,878

		23,423,386

Security Description	Shares	Value

Electrical Equipment - 1.7%
ABB, Ltd.*	507,903	$8,828,306
Emerson Electric Co.	46,360	2,025,469

		10,853,775

Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc.(a)	351,660	5,679,309

Energy Equipment & Services - 2.9%
Cameron International Corp.*(a)	99,290	3,228,911
Halliburton Co.	282,570	6,937,093
Schlumberger, Ltd.(a)	154,170	8,531,768

		18,697,772

Food & Staples Retailing - 1.6%
Wal-Mart Stores, Inc.	220,680	10,608,088

Food Products - 3.1%
Danone S.A.	12,180	653,733
General Mills, Inc.	92,560	3,287,731
Nestle S.A.	189,743	9,157,644
Unilever N.V.	261,900	7,176,983

		20,276,091

Health Care Equipment & Supplies - 3.5%
Baxter International, Inc.	174,070	7,074,204
Covidien Plc	32,410	1,302,234
DENTSPLY International, Inc.(a)	153,900	4,603,149
St. Jude Medical, Inc.*(a)	104,810	3,782,593
Stryker Corp.(a)	122,930	6,153,876

		22,916,056

Health Care Providers & Services - 4.0%
Express Scripts, Inc.*	294,740	13,858,675
Henry Schein, Inc.*(a)	105,530	5,793,597
Medco Health Solutions, Inc.*	109,960	6,056,597

		25,708,869

Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.(a)	141,980	9,352,223

Household Products - 1.7%
Colgate-Palmolive Co.	137,950	10,864,942

Internet & Catalog Retail - 1.1%
Amazon.com, Inc.*	62,345	6,811,815

Internet Software & Services - 4.7%
Akamai Technologies, Inc.*(a)	31,700	1,286,069
eBay, Inc.*(a)	400,250	7,848,903
Google, Inc. - Class A*	47,540	21,152,923

		30,287,895

IT Services - 4.7%
Cognizant Technology Solutions Corp. - Class A*	63,540	3,180,812
International Business Machines Corp.	10,470	1,292,836
MasterCard, Inc. - Class A(a)	43,210	8,621,691

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

IT Services - continued
Visa, Inc. - Class A	181,630	$12,850,323
Western Union Co.	285,340	4,254,419

		30,200,081

Life Sciences Tools & Services - 1.7%
Mettler-Toledo International, Inc.*	5,900	658,617
Thermo Fisher Scientific, Inc.*	206,790	10,143,050

		10,801,667

Machinery - 1.9%
Danaher Corp.	17,430	647,002
Joy Global, Inc.	135,800	6,802,222
Parker Hannifin Corp.	84,850	4,705,781

		12,155,005

Media - 3.0%
Cablevision Systems Corp. - Class A	334,320	8,027,023
McGraw-Hill Cos., Inc. (The)(a)	159,460	4,487,205
Walt Disney Co. (The)(a)	224,040	7,057,260

		19,571,488

Metals & Mining - 0.4%
Barrick Gold Corp.	10,370	470,902
Xstrata Plc	143,780	1,884,467

		2,355,369

Multiline Retail - 0.5%
Target Corp.	64,160	3,154,747

Oil, Gas & Consumable Fuels - 5.1%
Apache Corp.	74,750	6,293,202
ConocoPhillips	26,280	1,290,085
EOG Resources, Inc.	50,450	4,962,767
Occidental Petroleum Corp.	181,540	14,005,811
Range Resources Corp.(a)	63,430	2,546,715
Southwestern Energy Co.*	105,350	4,070,724

		33,169,304

Pharmaceuticals - 4.5%
Allergan, Inc.	185,240	10,792,082
Bristol-Myers Squibb Co.	51,790	1,309,769
Novo Nordisk A.S. - Class B	65,730	5,329,144
Roche Holdings AG	52,947	7,272,897
Shire, Ltd.	226,760	4,611,015

		29,314,907

Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.(a)	53,480	3,510,427

Road & Rail - 1.0%
Union Pacific Corp.	94,940	6,599,279

Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Corp. - Class A(a)	317,460	10,466,656
First Solar, Inc.*(a)	59,150	6,733,044

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp.*(a)	431,270	$4,403,267

		21,602,967

Software - 4.3%
Adobe Systems, Inc.*(a)	368,350	9,735,490
Oracle Corp.	651,230	13,975,396
VMware, Inc. - Class A*(a)	70,300	4,400,077

		28,110,963

Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.*	168,740	6,256,879
TJX Cos., Inc. (The)	81,580	3,422,281

		9,679,160

Textiles, Apparel & Luxury Goods - 3.7%
Coach, Inc.	282,720	10,333,416
NIKE, Inc. - Class B(a)	114,780	7,753,389
Polo Ralph Lauren Corp.(a)	76,790	5,602,598

		23,689,403

Tobacco - 0.8%
Philip Morris International, Inc.	111,410	5,107,034

Wireless Telecommunication Services - 2.3%
Crown Castle International Corp.*	226,860	8,452,803
NII Holdings, Inc.*	205,140	6,671,153

		15,123,956

Total Common Stocks (Cost $652,293,889)		639,279,910

Short-Term Investments - 8.5%
Mutual Funds - 7.8%
State Street Navigator Securities Lending Prime Portfolio(b)	50,435,397	50,435,397

Repurchase Agreement - 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $4,469,000 on 07/01/10 collateralized by $3,970,000 Federal Home Loan Mortgage Corp. at 4.750% due 01/19/16 with a value of $4,560,538.	$4,469,000	4,469,000

Total Short-Term Investments (Cost $54,904,397)		54,904,397

Total Investments - 107.3% (Cost $707,198,286#)		694,184,307

Other Assets and Liabilities (net) - (7.3)%		(46,951,880)

Net Assets - 100.0%		$647,232,427

See accompanying notes to financial statements.

6

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $48,899,150 and $61,913,129, respectively, resulting in a net unrealized depreciation of $13,013,979.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $48,718,712 and the collateral received consisted of cash in the amount of $50,435,397 and non-cash collateral with a value of $10,041. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$21,750,097	$—	$—	$21,750,097
Beverages	17,515,811	—	—	17,515,811
Biotechnology	22,568,713	—	—	22,568,713
Capital Markets	8,889,136	5,939,248	—	14,828,384
Chemicals	22,499,625	—	—	22,499,625
Commercial Banks	5,500,622	—	—	5,500,622
Communications Equipment	29,027,356	—	—	29,027,356
Computers & Peripherals	55,963,324	—	—	55,963,324
Diversified Financial Services	17,768,737	5,654,649	—	23,423,386
Electrical Equipment	2,025,469	8,828,306	—	10,853,775
Electronic Equipment, Instruments & Components	5,679,309	—	—	5,679,309
Energy Equipment & Services	18,697,772	—	—	18,697,772
Food & Staples Retailing	10,608,088	—	—	10,608,088
Food Products	10,464,714	9,811,377	—	20,276,091
Health Care Equipment & Supplies	22,916,056	—	—	22,916,056
Health Care Providers & Services	25,708,869	—	—	25,708,869
Hotels, Restaurants & Leisure	9,352,223	—	—	9,352,223
Household Products	10,864,942	—	—	10,864,942
Internet & Catalog Retail	6,811,815	—	—	6,811,815
Internet Software & Services	30,287,895	—	—	30,287,895
IT Services	30,200,081	—	—	30,200,081
Life Sciences Tools & Services	10,801,667	—	—	10,801,667
Machinery	12,155,005	—	—	12,155,005
Media	19,571,488	—	—	19,571,488
Metals & Mining	470,902	1,884,467	—	2,355,369
Multiline Retail	3,154,747	—	—	3,154,747
Oil, Gas & Consumable Fuels	33,169,304	—	—	33,169,304
Pharmaceuticals	12,101,851	17,213,056	—	29,314,907
Real Estate Management & Development	3,510,427	—	—	3,510,427
Road & Rail	6,599,279	—	—	6,599,279
Semiconductors & Semiconductor Equipment	21,602,967	—	—	21,602,967
Software	28,110,963	—	—	28,110,963
Specialty Retail	9,679,160	—	—	9,679,160
Textiles, Apparel & Luxury Goods	23,689,403	—	—	23,689,403

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS—(Continued)

Description	Level 1	Level 2	Level 3	Total
Tobacco	$5,107,034	$—	$—	$5,107,034
Wireless Telecommunication Services	15,123,956	—	—	15,123,956
Total Common Stocks	589,948,807	49,331,103	—	639,279,910
Short-Term Investments
Mutual Funds	50,435,397	—	—	50,435,397
Repurchase Agreement	—	4,469,000	—	4,469,000
Total Short-Term Investments	50,435,397	4,469,000	—	54,895,754
Total Investments	$640,384,204	$53,800,103	$—	$694,184,307

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$689,715,307
Repurchase Agreement	4,469,000
Cash	698
Cash denominated in foreign currencies (c)	544,724
Receivable for investments sold	54,476,973
Receivable for shares sold	102,736
Dividends receivable	757,558

Total assets	750,066,996

Liabilities
Payables for:
Investments purchased	51,526,938
Shares redeemed	343,624
Collateral for securities loaned	50,435,397
Accrued Expenses:
Management fees	341,585
Distribution and service fees - Class B	64,965
Distribution and service fees - Class E	554
Administration fees	3,749
Custodian and accounting fees	12,842
Deferred trustees’ fees	11,173
Other expenses	93,742

Total liabilities	102,834,569

Net Assets	$647,232,427

Net Assets Represented by
Paid in surplus	$903,899,084
Accumulated net realized loss	(243,007,413)
Unrealized depreciation on investments and foreign currency transactions	(13,009,685)
Distributions in excess of net investment income	(649,559)

Net Assets	$647,232,427

Net Assets
Class A	$345,837,923

Class B	297,111,039

Class E	4,283,465

Capital Shares Outstanding*
Class A	69,641,453

Class B	60,558,171

Class E	865,468

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$4.97

Class B	4.91

Class E	4.95

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $702,729,286.
(b)	Includes securities loaned at value of $48,718,712.
(c)	Identified cost of cash denominated in foreign currencies was $543,142.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$3,861,748
Interest (b)	84,583

Total investment income	3,946,331

Expenses
Management fees	2,197,520
Administration fees	23,302
Custodian and accounting fees	69,400
Distribution and service fees - Class B	421,235
Distribution and service fees - Class E	3,639
Audit and tax services	15,400
Legal	17,527
Trustees’ fees and expenses	12,167
Shareholder reporting	58,945
Insurance	2,451
Miscellaneous	5,776

Total expenses	2,827,362

Net investment income	1,118,969

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions
Net realized loss on:
Investments	(6,551,261)
Foreign currency transactions	(33,463)

Net realized loss on investments and foreign currency transactions	(6,584,724)

Net change in unrealized depreciation on:
Investments	(81,365,928)
Foreign currency transactions	(3,457)

Net change in unrealized depreciation on investments and foreign currency transactions	(81,369,385)

Net realized and unrealized loss on investments and foreign currency transactions	(87,954,109)

Net Decrease in Net Assets from Operations	$(86,835,140)

(a)	Net of foreign withholding taxes of $167,468.
(b)	Includes net income on securities loaned of $84,228.

See accompanying notes to financial statements.

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Oppenheimer Capital Appreciation Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$1,118,969	$1,991,461
Net realized loss on investments and foreign currency transactions	(6,584,724)	(81,473,955)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(81,369,385)	320,831,563

Net increase (decrease) in net assets resulting from operations	(86,835,140)	241,349,069

Distributions to Shareholders
From net investment income
Class A	(2,574,087)	—
Class B	(1,488,387)	—
Class E	(26,076)	—
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(4,088,550)	—

Net decrease in net assets from capital share transactions	(30,452,325)	(47,964,231)

Net Increase (Decrease) in Net Assets	(121,376,015)	193,384,838
Net assets at beginning of period	768,608,442	575,223,604

Net assets at end of period	$647,232,427	$768,608,442

Undistributed (distributions in excess of) net investment income at end of period	$(649,559)	$2,320,022

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	789,821	$4,440,210	1,982,408	$9,020,751
Reinvestments	433,348	2,574,087	—	—
Redemption	(4,345,487)	(24,245,062)	(8,684,096)	(39,506,113)

Net decrease	(3,122,318)	$(17,230,765)	(6,701,688)	$(30,485,362)

Class B
Sales	2,508,592	$13,736,888	6,850,597	$30,979,459
Reinvestments	253,558	1,488,387	—	—
Redemptions	(5,119,472)	(28,199,988)	(10,861,164)	(48,999,408)

Net decrease	(2,357,322)	$(12,974,713)	(4,010,567)	$(18,019,949)

Class E
Sales	157,925	$883,246	591,021	$2,700,811
Reinvestments	4,405	26,076	—	—
Redemptions	(210,129)	(1,156,169)	(474,820)	(2,159,731)

Net increase (decrease)	(47,799)	$(246,847)	116,201	$541,080

Decrease derived from capital shares transactions		$(30,452,325)		$(47,964,231)

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.66	$3.93	$9.94	$9.27	$8.69	$8.36

Income (Loss) from Investment Operations
Net Investment Income(a)	0.01	0.02	0.02	0.03	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.66)	1.71	(3.49)	1.26	0.66	0.39

Total From Investment Operations	(0.65)	1.73	(3.47)	1.29	0.68	0.42

Less Distributions
Dividends from Net Investment Income	(0.04)	—	(0.31)	(0.01)	(0.03)	(0.01)
Distributions from Net Realized Capital Gains	—	—	(2.23)	(0.61)	(0.07)	(0.08)

Total Distributions	(0.04)	—	(2.54)	(0.62)	(0.10)	(0.09)

Net Asset Value, End of Period	$4.97	$5.66	$3.93	$9.94	$9.27	$8.69

Total Return (%)	(11.65)	44.02	(45.80)	14.45	7.81	4.99

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.65 *	0.67	0.62	0.62	0.65	0.69
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.65 *	0.67	0.62	0.62	0.65	0.64 (b)
Ratio of Net Investment Income to Average Net Assets (%)	0.42 *	0.42	0.38	0.33	0.22	0.42
Portfolio Turnover Rate (%)	25.9	45.4	84.4	70.8	60.7	72.4
Net Assets, End of Period (in millions)	$345.8	$411.9	$312.0	$124.7	$505.6	$664.2

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.59	$3.89	$9.86	$9.20	$8.62	$8.31

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	0.00 +	0.01	0.01	0.00 +	(0.01)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.66)	1.69	(3.47)	1.27	0.67	0.38

Total from Investment Operations	(0.66)	1.70	(3.46)	1.27	0.66	0.39

Less Distributions
Dividends from Net Investment Income	(0.02)	—	(0.28)	—	(0.01)	—
Distributions from Net Realized Capital Gains	—	—	(2.23)	(0.61)	(0.07)	(0.08)

Total Distributions	(0.02)	—	(2.51)	(0.61)	(0.08)	(0.08)

Net Asset Value, End of Period	$4.91	$5.59	$3.89	$9.86	$9.20	$8.62

Total Return (%)	(11.80)	43.70	(45.94)	14.29	7.62	4.71

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.90 *	0.92	0.88	0.89	0.90	0.94
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.90 *	0.92	0.88	0.89	0.90	0.89 (b)
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.17 *	0.17	0.12	0.03	(0.06)	0.18
Portfolio Turnover Rate (%)	25.9	45.4	84.4	70.8	60.7	72.4
Net Assets, End of Period (in millions)	$297.1	$351.6	$260.1	$553.3	$535.1	$501.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(c)
Net Asset Value, Beginning of Period	$5.64	$3.92	$9.93	$9.25	$8.68	$7.97

Income (Loss) from Investment Operations
Net Investment Income(a)	0.01	0.01	0.01	0.01	0.00 +	0.01
Net Realized/Unrealized Gain (Loss) on Investments	(0.67)	1.71	(3.49)	1.28	0.67	0.79

Total From Investment Operations	(0.66)	1.72	(3.48)	1.29	0.67	0.80

Less Distributions
Dividends from Net Investment Income	(0.03)	—	(0.30)	(0.00)+	(0.03)	(0.01)
Distributions from Net Realized Capital Gains	—	—	(2.23)	(0.61)	(0.07)	(0.08)

Total Distributions	(0.03)	—	(2.53)	(0.61)	(0.10)	(0.09)

Net Asset Value, End of Period	$4.95	$5.64	$3.92	$9.93	$9.25	$8.68

Total Return (%)	(11.80)	43.88	(45.91)	14.48	7.68	10.01

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.80 *	0.82	0.78	0.80	0.80	0.83	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.80 *	0.82	0.78	N/A	0.80	0.80	(b)*
Ratio of Net Investment Income to Average Net Assets (%)	0.27 *	0.26	0.22	0.13	0.03	0.15	*
Portfolio Turnover Rate (%)	25.9	45.4	84.4	70.8	60.7	72.4
Net Assets, End of Period (in millions)	$4.3	$5.1	$3.1	$6.2	$2.5	$0.9

*	Annualized
+	Net investment income was less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.
(c)	Commencement of operations—05/02/2005.

See accompanying notes to financial statements.

13

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Oppenheimer Capital Appreciation Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

14

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

15

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with OppenheimerFunds, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$2,197,520	0.65%	First $150 Million

	0.625%	$150 Million to $300 Million

	0.60%	$300 Million to $500 Million

	0.55%	$500 Million to $700 Million

	0.525%	$700 Million to $900 Million

	0.50%	Over $900 Million

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2010. Effective May 1, 2010, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under Expense Limitation Agreement
Class A	Class B	Class E

0.75%	1.00%	0.90%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

For the period July 1, 2005 through October 31, 2006, if the average monthly net assets of the Portfolio were in excess of $1 billion, a discount to the total fees for the Portfolio for that month of 2.5% was applied. Such fee was accrued daily and paid monthly by the tenth business day following the end of the month in which such fee was accrued. If the Subadviser shall serve for less than the whole of any month, the foregoing compensation was prorated. For the purpose of determining fees payable to the Subadviser, the value of the Portfolio’s net assets was computed at the times and in the manner specified in the Trust’s Registration Statement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the

16

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$186,271,913	$—	$209,849,484

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$—	$18,990,316	$—	$147,185,884	$—	$166,176,200

17

MET INVESTORS SERIES TRUST

Oppenheimer Capital Appreciation Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information - continued

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$4,053,934	$—	$54,198,134	$(223,987,517)	$(165,735,449)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$140,690,487	$83,297,030	$223,987,517

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the PIMCO Inflation Protected Bond Portfolio had a return of 5.45%, 5.30% and 5.34% for Class A, B and E Shares, respectively, versus 4.41% for its benchmark, the Barclay’s Capital U.S. TIPS Index1.

Market Environment/Conditions

Treasury Inflation-Protected Securities (TIPS) gained over the period as represented by the Barclays Capital U.S. TIPS Index. Real yields increased in the 2-year sector and experienced a moderate decline across the remaining maturity sectors of the yield curve. Real coupon income helped returns as did positive inflation accruals. TIPS gained despite continued near-term disinflationary pressures weighing on market sentiment, but underperformed comparable maturity nominal bonds overall. Shorter maturity TIPS experienced price losses as the European debt crisis and continued disappointing U.S. employment figures increased near-term disinflationary pressures, causing the 2-year TIPS sector to sell off. Longer dated issues, however, rallied as the global flight to quality supported U.S. real yields amid the European debt crisis. Although longer-term real yields were supported by the concerns of European sovereign debt risk, accompanying deflationary pressures diminished gains in the TIPS sector relative to nominal U.S. Treasuries.

Volatility spiked across financial markets during the quarter after a relatively calm first quarter. Investors’ confidence was shaken by a range of macroeconomic events, including signs that the U.S. and Chinese economies might be slowing in addition to the ongoing debt crisis in Europe. A combination of safe-haven and reserve currency status guided inflows into U.S. Treasuries. Treasury yields in the U.S. fell sharply, and the yield curve flattened as uncertainty drove a flight to higher quality assets. The U.S. Treasury reaffirmed its commitment to the TIPS program by announcing the increased frequency of 10-year TIPS auctions to six per year. The Federal Reserve kept the target range for the federal funds rate at 0 to  1/4 percent in response to continued high unemployment, low resource utilization rates, and constrained inflation trends. All remaining special liquidity facilities that were created to support markets during the recent financial crisis were closed this quarter. Regulation implications for health care, the financial services industry, and the spill in the Gulf of Mexico added to investor uncertainty. The growing budget shortfall in Greece, Spain, and Portugal threaten to derail the global recovery underway since 2008. Greece saw its credit rating cut to junk status while Moody’s Investor Service put Spain’s AAA rating on review for a downgrade. China continued to tighten lending standards to avert real estate and asset price bubbles, raising the risk of an economic downturn. China’s decision to allow its currency to appreciate for the first time in almost two years was driven in part by this anti-inflation strategy.

Portfolio Review/Current Positioning

Flexible interest rate strategies and limited risk exposures helped protect the Portfolio during a highly volatile period. The Portfolio’s above-benchmark U.S. nominal duration added to returns as the 10-year Treasury yield fell sharply during this period. Exposure to European nominal rates also added to returns. Core Eurozone bonds performed well as investors fled the periphery of Europe and moved toward sovereign credits with sound fiscal conditions. Exposure to U.S. corporate securities between January 2010 and April 2010 benefited performance as corporate spreads over U.S. Treasuries decreased during this period. Exposure to non-agency mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS) senior in capital structures added to returns over the period as these bonds outperformed like duration Treasuries and tended to fare better than their more subordinated counterparts as investors favored higher quality assets. Exposure to emerging local rates, specifically in Brazil, also added to returns over the period as rates fell in this country.

The Portfolio’s U.S. curve steepening strategy detracted from returns as the U.S. yield curve flattened in an indication that concerns about disinflation or even deflation were on the rise. Below-index U.S. real duration also detracted from performance as the ten-year U.S. real yield declined. Additionally, exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, detracted from performance as these mostly depreciated relative to the U.S. dollar.

With regard to duration positioning, the Portfolio is overweight duration with a focus on the U.S. The Portfolio is currently underweight U.S. TIPS exposure given weak growth and near-term disinflation pressures. The Portfolio also has a small allocation to non-agency MBS and CMBS that have senior positions in the capital structure and offer relatively attractive yields. The Portfolio retains cash positions that enhance tactical flexibility and allow PIMCO to supply liquidity at attractive valuations. With regard to credit, the Portfolio maintains exposure to well-capitalized financial companies that should continue to benefit from a steep yield curve and improved asset quality. The Portfolio also has exposure to emerging market sovereign and corporate credits, such as those in Mexico and Brazil that have strong credit fundamentals. Additionally, the Portfolio has modest currency exposure to countries with sound fiscal conditions and banking systems, such as Brazil, Australia and Canada. We also hold a basket of Asian currencies including the Chinese renminbi, which stand to benefit versus the U.S. dollar in light of China’s potential currency flexibility. Lastly, we have positions that could gain from an expected depreciation of the British pound, euro and yen. These currencies could be challenged by slow growth and deteriorating fiscal conditions.

Mihir Worah

Executive Vice President

Pacific Investment Management Company LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary* (continued)

above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Market Value
U.S. Treasury Inflation Indexed Notes	26.0
U.S. Treasury Inflation Indexed Bonds	25.8
U.S. Treasury Notes	2.6
Federal Home Loan Mortgage Corp.	1.4
Westpac Banking Corp.	1.0
General Electric Capital Corp., Series G	1.0
Royal Bank of Scotland Plc, Series MTN	0.8
Bank of Montreal, Series CB2	0.8
Dexia Credit Local	0.8
Commonwealth Bank of Australia	0.7

Top Sectors

% of Market Value
U. S. Government & Agency Obligations	56.9
Short-Term Investments	19.1
Domestic Bonds & Debt Securities	16.9
Asset-Backed Securities	5.9
Foreign Bonds & Debt Securities	1.1
Municipals	0.1

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

PIMCO Inflation Protected Bond Portfolio managed by

Pacific Investment Management Company LLC vs. Barclays Capital U.S. TIPS Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 year	Since Inception[3]
PIMCO Inflation Protected Bond Portfolio—Class A	5.45%	12.61%	5.33%	6.07%
Class B	5.30%	12.37%	5.06%	5.81%
Class E	5.34%	12.41%	—	6.69%
Barclays Capital U.S. TIPS Index[1]	4.41%	9.52%	4.98%	5.83%

The performance of Class A shares will differ from that of the other classes of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1The Barclays Capital U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index Securities.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class A and Class B shares is 5/1/03. Inception of Class E shares is 5/1/06. Index returns are based on an inception date of 5/1/03.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.51%	$1,000.00	$1,054.50	$2.60
Hypothetical	0.51%	1,000.00	1,022.27	2.56

Class B
Actual	0.76%	$1,000.00	$1,053.00	$3.87
Hypothetical	0.76%	1,000.00	1,021.03	3.81

Class E
Actual	0.66%	$1,000.00	$1,053.40	$3.36
Hypothetical	0.66%	1,000.00	1,021.52	3.31

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 0.1%
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47	$1,000,000	$717,981
California County Tobacco Securitization Agency 5.625%, due 06/01/23	115,000	115,703
Los Angeles Department of Water & Power, Systems, Subser A-2 5.000%, due 07/01/44(AMBAC)	1,300,000	1,332,318
Tobacco Settlement Financing Corp. 6.000%, due 06/01/23	645,000	653,727
7.467%, due 06/01/47	1,135,000	846,744

Total Municipals (Cost $4,107,836)		3,666,473

Asset-Backed Securities - 10.4%
Ace Securities Corp. 0.397%, due 12/25/36(a)	91,836	83,241
American Express Credit Account Master Trust 0.380%, due 06/17/13(a)	576,000	575,913
American Express Issuance Trust 0.550%, due 09/15/11(a)	1,140,000	1,140,952
American General Mortgage Loan Series 2010 Class A1 5.150%, due 03/25/58 (144A)(a)(b)	8,528,182	8,541,925
American Money Management Corp. 0.722%, due 05/03/18 (144A)(a)(b)	500,000	470,956
Ares Management LLC Series CLO Funds 2006-6RA Class A1B 0.764%, due 03/12/18 (144A)(a)(b)	2,671,212	2,566,097
Arkle Master Issuer Plc 1.535%, due 05/17/60 (144A)(a)(b)	6,900,000	6,813,750
Asset Backed Funding Certificates 0.697%, due 06/25/34(a)	877,507	678,941
Banc of America Commercial Mortgage, Inc. 5.658%, due 06/10/49(a)	1,100,000	1,065,463
5.744%, due 02/10/51(a)	1,100,000	1,150,450
Banc of America Funding Corp. 4.361%, due 02/20/36(a)	3,183,489	2,905,157
Banc of America Large Loan, Inc. 0.860%, due 08/15/29 (144A)(a)(b)	5,305,459	4,846,173

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Banc of America Mortgage Securities 6.500%, due 09/25/33	$175,393	$181,569
5.187%, due 11/25/34(a)	339,294	316,931
2.869%, due 06/25/35(a)	817,189	761,862
4.784%, due 09/25/35(a)	479,861	406,588
Bank of America Auto Trust
1.700%, due 12/15/11 (144A)(b)	7,315,483	7,329,020
1.160%, due 02/15/12 (144A)(b)	380,610	381,086
Bank of America Credit Card Trust 0.370%, due 03/15/14(a)	875,000	872,015
Bear Stearns ALT-A Trust 0.507%, due 02/25/34(a)	429,974	322,108
4.539%, due 09/25/35(a)	2,852,000	2,159,378
Bear Stearns ARM Trust 3.478%, due 01/25/35(a)	5,144,540	4,973,591
2.760%, due 03/25/35(a)	2,860,934	2,653,070
2.934%, due 03/25/35(a)	20,022	18,490
2.530%, due 08/25/35(a)	408,598	390,747
Bear Stearns Asset Backed Securities Trust 1.007%, due 10/25/32(a)	31,939	29,585
0.677%, due 01/25/36(a)	12,431	12,189
0.397%, due 11/25/36(a)	27,833	26,201
1.347%, due 10/25/37(a)	4,015,739	3,111,718
Bear Stearns Commercial Mortgage Securities 1.542%, due 05/18/11 (144A)(b)(c)	3,700,000	3,633,316
6.440%, due 06/16/30	2,744	2,750
Bear Stearns Mortgage Funding Trust 0.417%, due 02/25/37(a)	428,765	425,906
Bear Stearns Structured Products, Inc. 5.487%, due 01/26/36(a)	1,072,342	677,745
Capital Auto Receivables Asset Trust 5.020%, due 09/15/11	103,639	104,132
1.800%, due 10/15/12(a)	5,967,483	6,012,277
Carrington Mortgage Loan Trust 0.667%, due 10/25/35(a)	516,231	487,384
Chase Issuance Trust 0.800%, due 09/17/12(a)	14,200,000	14,227,735
0.837%, due 06/16/14(a)	1,940,000	1,941,894
Chrysler Financial Auto Securitization Trust 1.850%, due 06/15/11	2,000,000	2,003,772
Citigroup Mortgage Loan Trust, Inc. 2.510%, due 08/25/35(a)	591,564	522,330
2.560%, due 08/25/35(a)	566,132	490,820

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
2.820%, due 12/25/35(a)	$118,808	$105,128
4.700%, due 12/25/35(a)	8,658,598	7,927,716
College Loan Corp. Trust 0.566%, due 01/25/24(a)	900,000	899,688
Countrywide Alternative Loan Trust 0.627%, due 12/25/35(a)	69,337	45,267
0.428%, due 09/20/46(a)	12,402	12,370
0.528%, due 02/20/47(a)	1,953,994	977,561
0.527%, due 05/25/47(a)	698,708	365,914
Countrywide Asset-Backed Certificates 0.397%, due 05/25/37-05/25/47(a)	82,180	80,213
0.427%, due 06/25/37(a)	380,330	369,446
0.457%, due 10/25/46(a)	72,392	71,066
Countrywide Home Loans 3.069%, due 11/19/33(a)	100,346	98,059
3.385%, due 08/25/34(a)	518,248	367,761
0.637%, due 04/25/35(a)	1,653,500	935,159
0.687%, due 06/25/35 (144A)(a)(b)	393,395	322,833
Credit Suisse First Boston Mortgage Securities Corp., Series 2010-RR4 5.467%, due 09/16/39 (144A)(b)	2,000,000	2,094,266
Credit-Based Asset Servicing and Securitization LLC 0.467%, due 07/25/37 (144A)(a)(b)	411,604	354,918
CSAB Mortgage Backed Trust 5.720%, due 09/25/36	1,437,271	1,006,469
Daimler Chrysler Auto Trust 1.830%, due 09/10/12(a)	961,422	966,759
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 0.447%, due 10/25/36(a)	81,873	28,102
5.869%, due 10/25/36	1,327,601	755,541
5.886%, due 10/25/36	1,327,601	732,932
Equity One ABS, Inc. 0.647%, due 04/25/34(a)	119,192	78,869
First Franklin Mortgage Loan Asset Backed Certificates 0.397%, due 11/25/36(a)	309,830	302,569
First Horizon Pass Trust Mortgage 2.266%, due 06/25/34(a)	583,334	503,789
First NLC Trust 0.417%, due 08/25/37 (144A)(a)(b)	2,479,117	1,626,592
Ford Credit Auto Owner Trust 2.100%, due 11/15/11	977,102	979,171

Security Description	Par Amount	Value

Asset-Backed Securities - continued
2.000%, due 12/15/11	$3,477,583	$3,484,278
2.850%, due 05/15/13(a)	12,000,000	12,233,142
Fremont Home Loan Trust 0.397%, due 10/25/36(a)	2,745	2,716
0.407%, due 01/25/37(a)	106,571	89,826
Gallatin Funding, Ltd. 0.686%, due 08/15/17 (144A)(a)(b)	1,000,000	931,628
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37	1,813,702	1,830,229
Greenpoint Mortgage Funding Trust 0.567%, due 06/25/45(a)	706,280	415,377
0.617%, due 11/25/45(a)	318,550	177,072
0.427%, due 10/25/46(a)	313,660	284,406
Greenwich Capital Commercial Funding Corp. 4.755%, due 06/10/36	3,657,694	3,692,932
GS Mortgage Securities Corp. II
6.615%, due 02/14/16 (144A)(b)	1,700,000	1,757,422
6.878%, due 05/03/18 (144A)(a)(b)	1,500,000	1,558,439
0.481%, due 03/06/20 (144A)(a)(b)	2,000,000	1,916,935
GSAMP Trust 0.417%, due 10/25/36(a)	3,301	3,040
0.447%, due 01/25/47(a)	86,070	84,044
GSR Mortgage Loan Trust 2.943%, due 09/25/35(a)	1,215,959	1,142,967
Harborview Mortgage Loan Trust 0.568%, due 05/19/35(a)	179,047	106,082
0.438%, due 01/19/38(a)	27,591	27,522
Hilton Hotel Pool Trust
0.851%, due 10/03/15 (144A)(a)(b)	3,480,000	3,476,905
7.458%, due 10/03/15(144A)(b)	1,300,000	1,321,093
Honda Auto Receivables Owner Trust 1.500%, due 08/15/11	4,407,275	4,415,462
Household Home Equity Loan Trust 5.910%, due 03/20/36	4,953,673	4,969,119
HSI Asset Securitization Corp. Trust 0.397%, due 10/25/36(a)	53,094	42,319
0.407%, due 05/25/37(a)	405,759	390,255
Impac Secured Assets Corp. 0.427%, due 01/25/37(a)	712	712
Indymac Index Mortgage Loan Trust 0.437%, due 11/25/46(a)	59,893	59,777

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
JPMorgan Chase Commercial Mortgage Securities Corp. 5.794%, due 02/12/51(a)	$1,500,000	$1,520,722
JPMorgan Mortgage Acquisition Corp. 0.397%, due 07/25/36(a)	10,400	10,321
0.407%, due 03/25/47(a)	994,349	716,047
JPMorgan Mortgage Trust 5.017%, due 02/25/35(a)	3,582,028	3,588,302
3.359%, due 07/25/35(a)	824,341	831,624
4.943%, due 08/25/35(a)	1,430,783	1,203,807
5.640%, due 07/27/37 (144A)(a)(b)	2,264,917	1,969,452
Lehman XS Trust 0.427%, due 11/25/46(a)	47,353	47,215
Magnolia Funding, Ltd. 3.000%, due 04/20/17 (144A)(b)(d)	1,917,778	2,345,350
Master Adjustable Rate Mortgages Trust 2.326%, due 12/25/33(a)	549,627	473,565
2.959%, due 11/21/34(a)	600,000	521,044
MBNA Credit Card Master Note Trust 4.500%, due 01/15/13	6,540,000	6,571,561
Mellon Residential Funding Corp. 0.790%, due 12/15/30(a)	138,492	129,745
0.700%, due 11/15/31(a)	1,122,539	1,048,581
Merrill Lynch Floating Trust 0.419%, due 06/15/22 (144A)(a)(b)	275,215	260,703
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, due 09/12/17	5,400,000	5,388,429
Merrill Lynch/Countrywide Mortgage Investors Trust 1.250%, due 10/25/35(a)	3,038,531	2,741,284
1.347%, due 10/25/35(a)	534,468	446,720
0.597%, due 11/25/35(a)	414,048	338,720
5.428%, due 12/25/35(a)	936,909	872,967
0.417%, due 07/25/37(a)	41,850	40,832
Morgan Stanley Capital, Inc. 0.387%, due 10/25/36(a)	58,027	57,347
0.397%, due 10/25/36- 11/25/36(a)	88,535	87,744
Morgan Stanley Dean Witter Capital I 7.414%, due 03/11/16 (144A)(a)(b)	1,000,000	1,042,460
Navigator CDO, Ltd. 1.286%, due 11/15/15 (144A)(a)(b)	2,000,000	1,960,157

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Park Place Securities, Inc. 0.607%, due 09/25/35(a)	$30,826	$27,309
Residential Accredit Loans, Inc. 0.647%, due 08/25/35(a)	283,565	169,266
1.773%, due 09/25/45(a)	307,675	174,021
Residential Asset Mortgage Products, Inc. 0.427%, due 02/25/37(a)	3,057,170	2,994,247
Securitized Asset Sales, Inc. 2.848%, due 11/26/23(a)	7,670	7,423
Sequoia Mortgage Trust 0.698%, due 10/19/26(a)	273,173	225,962
SLC Student Loan Trust 0.937%, due 09/15/14(a)	30,918	30,944
SLM Student Loan Trust 0.306%, due 10/27/14(a)	33,082	33,075
0.316%, due 01/25/16- 04/25/17(a)	498,393	498,119
0.816%, due 10/25/17(a)	860,000	859,838
1.846%, due 12/15/17 (144A)(a)(b)	4,300,000	4,300,000
1.816%, due 04/25/23 (144A)(a)(b)	28,451,779	29,446,900
Small Business Administration Participation Certificates 5.510%, due 11/01/27	6,226,965	6,857,809
Soundview Home Equity Loan Trust 0.407%, due 11/25/36 (144A)(a)(b)	72,348	37,389
Structured Adjustable Rate Mortgage Loan Trust 2.744%, due 02/25/34(a)	390,429	366,225
1.802%, due 01/25/35(a)	231,417	121,541
Structured Asset Investment Loan Trust 0.397%, due 07/25/36(a)	10,464	10,327
Structured Asset Mortgage Investments, Inc. 0.678%, due 10/19/34(a)	186,512	169,523
0.598%, due 07/19/35(a)	365,650	234,950
0.537%, due 06/25/36(a)	186,626	102,465
0.417%, due 08/25/36(a)	14,491	14,468
0.557%, due 05/25/46(a)	80,553	42,119
Structured Asset Securities Corp. 1.847%, due 04/25/35(a)	836,867	613,767
2.942%, due 10/25/35 (144A)(a)(b)	405,509	318,859
0.397%, due 05/25/36- 10/25/36(a)	124,326	122,450
SWAN Environment Pvt, Ltd. 6.015%, due 04/25/41(a)(e)	928,321	786,536

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Symphony CLO, Ltd. 0.676%, due 05/15/19 (144A)(a)(b)	$3,500,000	$3,206,375
TBW Mortgage Backed Pass Through Certificates 0.457%, due 01/25/37(a)	125,582	116,528
6.015%, due 07/25/37	585,118	381,542
Thornburg Mortgage Securities Trust 0.477%, due 06/25/37(a)	2,221,180	2,089,089
0.467%, due 10/25/46(a)	2,114,809	2,064,066
Truman Capital Mortgage Loan Trust 0.687%, due 01/25/34 (144A)(a)(b)	5,047	4,902
Wachovia Bank Commercial Mortgage Trust
0.430%, due 06/15/20 (144A)(a)(b)	4,120,895	3,492,122
0.440%, due 09/15/21 (144A)(a)(b)	3,019,838	2,744,505
WaMu Mortgage Pass Through Certificates 1.621%, due 11/25/42(a)	49,240	42,498
0.637%, due 10/25/45(a)	2,085,580	1,625,392
0.607%, due 11/25/45(a)	330,785	256,984
1.413%, due 02/25/46(a)	340,106	230,278
3.325%, due 07/25/46- 11/25/46(a)	1,846,653	1,264,703
1.223%, due 12/25/46(a)	189,144	121,080
Wells Fargo Mortgage Backed Securities Trust 2.968%, due 09/25/34(a)	1,412,101	1,416,641
2.992%, due 11/25/34(a)	595,061	593,586
5.043%, due 03/25/36(a)	371,103	333,164

Total Asset-Backed Securities (Cost $259,174,798)		254,500,770

Domestic Bonds & Debt Securities - 29.9%
Airlines - 0.0%
Southwest Airlines Co. 5.125%, due 03/01/17	1,000,000	1,016,201

Capital Markets - 3.6%
Bear Stearns Cos., Inc. 0.534%, due 02/01/12(a)	4,240,000	4,220,348
6.950%, due 08/10/12	5,050,000	5,541,910
Series B 0.728%, due 11/28/11(a)	1,000,000	997,196
Goldman Sachs Group, Inc. (The) 0.533%, due 02/06/12(a)	1,500,000	1,462,987

Security Description	Par Amount	Value

Capital Markets - continued
Lehman Brothers Holdings, Inc. 0.000%, due 11/24/08(f)	$300,000	$60,000
0.000%, due 12/23/08(f)	6,300,000	1,260,000
6.200%, due 09/26/14(f)	700,000	141,750
7.000%, due 09/27/27(f)	400,000	81,000
Merrill Lynch & Co., Inc. Series 5754 0.544%, due 11/01/11(a)	7,100,000	6,980,976
Series C 0.768%, due 06/05/12(a)	5,300,000	5,150,339
1.492%, due 09/27/12(a)(d)	3,000,000	3,544,610
Series MTN 6.050%, due 08/15/12	15,100,000	16,062,987
Morgan Stanley 6.750%, due 04/15/11	14,800,000	15,315,188
Series 1 1.388%, due 12/01/11(a)	3,815,000	3,871,046
Series EMTN 1.029%, due 03/01/13(a)(d)	2,600,000	3,007,737
Series F 0.545%, due 01/09/12(a)	11,340,000	11,030,713
Series GMTN 0.595%, due 01/09/14(a)	8,925,000	8,223,540

		86,952,327

Chemicals - 0.5%
Dow Chemical Co. (The) 2.624%, due 08/08/11(a)	8,940,000	9,079,705
4.850%, due 08/15/12	2,000,000	2,110,772

		11,190,477

Commercial Banks - 16.9%
ANZ National International, Ltd.
6.200%, due 07/19/13 (144A)(b)	3,600,000	3,991,194
0.900%, due 08/19/14 (144A)(a)(b)	5,000,000	5,043,750
Bank of Montreal, Series CB2 2.850%, due 06/09/15 (144A)(b)	34,000,000	34,595,306
Bank of Scotland Plc 4.880%, due 04/15/11	2,800,000	2,882,937
Barclays Bank Plc 1.639%, due 12/16/11(a)	27,400,000	27,400,000
7.434%, due 09/29/49 (144A)(a)(b)	700,000	630,000
Commonwealth Bank of Australia
0.714%, due 07/12/13 (144A)(a)(b)	29,700,000	29,611,702
1.038%, due 06/25/14 (144A)(a)(b)	7,900,000	7,944,911

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Commercial Banks - continued
0.819%, due 09/17/14 (144A)(a)(b)	$7,500,000	$7,477,972
Dexia Credit Local
1.188%, due 09/23/11 (144A)(a)(b)	2,700,000	2,717,946
0.808%, due 04/29/14 (144A)(a)(b)	32,400,000	32,444,304
Export-Import Bank of Korea, Series 97 0.512%, due 10/04/11 (144A)(a)(b)	1,600,000	1,602,283
ING Bank Australia, Ltd., Series RTD 5.610%, due 06/24/14(a)(e)	800,000	677,152
ING Bank NV 1.333%, due 03/30/12 (144A)(a)(b)	26,100,000	26,197,588
National Australia Bank, Ltd.
5.350%, due 06/12/13 (144A)(b)	3,000,000	3,252,462
0.795%, due 07/08/14 (144A)(a)(b)	15,500,000	15,670,887
NIBC Bank NV 2.800%, due 12/02/14 (144A)(b)	18,000,000	18,250,038
Royal Bank of Scotland Plc
1.450%, due 10/20/11 (144A)(b)	25,000,000	25,055,300
Series EMTN 1.213%, due 04/23/12(a)	800,000	810,516
Series MTN 0.798%, due 03/30/12(a)(b)	36,500,000	36,257,567
Santander US Debt S.A. Unipersonal 1.333%, due 03/30/12 (144A)(a)(b)	22,000,000	21,360,416
Societe Financement de l'Economie Francaise
2.125%, due 01/30/12 (144A)(b)	800,000	812,249
0.504%, due 07/16/12 (144A)(a)(b)	21,500,000	21,613,520
Svenska Handelsbanken AB 1.536%, due 09/14/12 (144A)(a)(b)	8,700,000	8,739,263
UBS AG, Series MTN 1.785%, due 09/29/11(a)	2,600,000	2,612,818
Wachovia Bank National Association, Series BKNT 0.606%, due 12/02/10(a)	2,300,000	2,300,449
Wachovia Corp. 0.433%, due 10/15/11(a)	3,500,000	3,475,829

Security Description	Par Amount	Value

Commercial Banks - continued
0.443%, due 04/23/12(a)	$22,500,000	$22,243,860
Series E 0.688%, due 03/01/12(a)	1,700,000	1,681,273
Westpac Banking Corp.
0.726%, due 12/14/12 (144A)(a)(b)	43,500,000	43,529,319
0.817%, due 09/10/14 (144A)(a)(b)	1,300,000	1,302,661

		412,185,472

Computers & Peripherals - 0.2%
Lexmark International, Inc. 5.900%, due 06/01/13	5,000,000	5,332,440

Consumer Finance - 1.0%
Ally Financial, Inc. 6.875%, due 09/15/11	700,000	713,125
American Express Bank FSB, Series BKNT 0.477%, due 05/29/12(a)	1,400,000	1,379,769
American Express Centurion Bank 0.430%, due 07/13/10(a)	5,000,000	4,999,875
American Express Credit Corp.
Series B 0.501%, due 10/04/10(a)	2,000,000	1,999,876
Series C 0.510%, due 06/16/11(a)	1,400,000	1,393,162
0.467%, due 02/24/12(a)	3,000,000	2,967,501
5.875%, due 05/02/13	400,000	437,939
FCE Bank Plc, Series EMTN 7.125%, due 01/16/12(d)	2,500,000	3,111,031
Ford Motor Credit Co. LLC
7.250%, due 10/25/11	5,800,000	5,960,011
7.800%, due 06/01/12	400,000	412,084

		23,374,373

Diversified Financial Services - 4.5%
Bank of America Corp.
0.536%, due 08/15/11(a)	500,000	494,048
Series 170 0.830%, due 06/11/12 (a)(g)	2,300,000	3,304,995
Citigroup, Inc.
6.500%, due 01/18/11	13,200,000	13,520,852
0.535%, due 05/18/11(a)	5,300,000	5,257,547
5.250%, due 02/27/12	4,000,000	4,144,536
0.662%, due 03/16/12(a)	2,000,000	1,953,130
5.300%, due 10/17/12	11,000,000	11,405,548
Countrywide Home Loans, Inc., Series L
4.000%, due 03/22/11	1,400,000	1,425,787
General Electric Capital Corp., Series G 0.539%, due 09/21/12(a)	42,900,000	43,019,520

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Financial Services - continued
Green Valley, Ltd. 4.240%, due 01/10/11 (144A)(a)(b)(d)	$500,000	$616,123
HSBC Finance Corp.
5.700%, due 06/01/11	3,800,000	3,928,242
0.586%, due 04/24/12(a)	1,608,000	1,569,408
0.875%, due 07/19/12(a)	3,932,000	3,828,360
Series MTN 0.584%, due 08/09/11(a)	9,200,000	9,119,150
International Lease Finance Corp. 6.625%, due 11/15/13	1,100,000	1,025,750
Racers, Series A 0.479%, due 07/25/17 (144A)(a)(b)	1,600,000	1,518,683
TransCapitalInvest, Ltd. 7.700%, due 08/07/13 (144A)(b)	2,700,000	2,923,325
Vita Capital III, Ltd., Series B-II 1.411%, due 01/01/12 (144A)(a)(b)	800,000	777,280

		109,832,284

Diversified Telecommunication Services - 0.6%
Cellco Partnership/Verizon Wireless Capital LLC 3.750%, due 05/20/11	8,300,000	8,502,935
Telefonica Emisiones SAU 0.674%, due 02/04/13(a)	6,000,000	5,789,712

		14,292,647

Food Products - 0.1%
Wm. Wrigley Jr. Co. 1.912%, due 06/28/11 (144A)(a)(b)	2,400,000	2,400,235

Household Durables - 0.4%
Black & Decker Corp. (The) 8.950%, due 04/15/14	2,000,000	2,436,012
D.R. Horton, Inc. 5.250%, due 02/15/15	7,500,000	7,181,250

		9,617,262

Insurance - 1.2%
Allstate Life Global Funding II 5.375%, due 04/30/13	4,300,000	4,717,930
American International Group, Inc.
8.250%, due 08/15/18	1,700,000	1,729,750
8.175%, due 05/15/58(a)	2,700,000	2,153,250
Foundation Re II, Ltd., Series 2006-I 7.195%, due 11/26/10 (144A)(a)(b)	1,000,000	956,200

Security Description	Par Amount	Value

Insurance - continued
Merna Reinsurance, Ltd., Series A 0.940%, due 07/07/10 (144A)(a)(b)	$4,000,000	$3,999,200
Pricoa Global Funding 1 0.667%, due 06/26/12 (144A)(a)(b)	17,300,000	16,891,927

		30,448,257

Machinery - 0.3%
PACCAR, Inc. 1.710%, due 09/14/12(a)	7,300,000	7,430,290

Media - 0.3%
EchoStar DBS Corp. 7.000%, due 10/01/13	6,200,000	6,417,000

Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets Plc 0.667%, due 04/11/11(a)	400,000	382,672

Thrifts & Mortgage Finance - 0.3%
Sovereign Bancorp, Inc. 4.900%, due 09/23/10	7,900,000	7,950,963

Total Domestic Bonds & Debt Securities (Cost $735,777,723)		728,822,900

Foreign Bonds & Debt Securities - 2.0%
Australia - 1.0%
Australia Government Bond
Series 15CI 4.000%, due 08/20/15(e)	4,900,000	7,006,591
Series 20CI 4.000%, due 08/20/20(e)	5,100,000	7,005,606
Series 25CI 3.000%, due 09/20/25(e)	10,800,000	9,825,980
New South Wales Treasury Corp., Series CIB1 2.750%, due 11/20/25(e)	1,200,000	1,030,208

		24,868,385

Canada - 1.0%
Canadian Government Bond
2.000%, due 12/01/14(h)	4,700,000	4,386,371
2.500%, due 06/01/15(h)	12,600,000	12,009,389
Series L256 4.250%, due 12/01/21(h)	5,305,294	6,577,804

		22,973,564

Total Foreign Bonds & Debt Securities (Cost $49,240,692)		47,841,949

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - 100.6%
Federal Home Loan Mortgage Corp.
0.607%, due 03/09/11- 08/25/31(a)	$795,318	$788,927
0.298%, due 12/21/11(a)	30,300,000	30,292,092
0.297%, due 12/29/11(a)	20,000,000	19,994,200
5.500%, due 05/15/16	410,978	411,679
0.750%, due 03/15/17(a)	234,007	233,670
0.580%, due 02/15/19(a)	7,305,324	7,318,375
0.500%, due 10/15/20(a)	2,414,262	2,406,087
0.700%, due 12/15/30(a)	218,986	219,000
2.631%, due 01/01/34(a)	223,566	232,239
Federal National Mortgage Assoc.
0.497%, due 08/25/34(a)	246,662	232,626
2.817%, due 11/01/34(a)	2,561,274	2,676,939
2.845%, due 05/25/35(a)	1,392,586	1,456,743
1.147%, due 02/25/36(a)	2,484,998	2,462,411
0.407%, due 12/25/36- 07/25/37(a)	3,971,845	3,650,152
0.727%, due 07/25/37(a)	326,520	326,166
0.547%, due 10/27/37(a)	6,400,000	6,389,969
0.697%, due 05/25/42(a)	185,777	180,263
5.950%, due 02/25/44	339,476	372,415
1.634%, due 07/01/44(a)	63,333	62,905
1.621%, due 09/01/44(a)	108,144	107,940
FHLMC Structured Pass Through Securities 1.621%, due 10/25/44-02/25/45(a)	8,068,419	8,181,735
Government National Mortgage Assoc. 0.648%, due 03/20/37(a)	19,509,921	19,340,813
U.S. Treasury Inflation Indexed Bond
2.000%, due 04/15/12-01/15/26	150,800,722	158,231,495
2.375%, due 01/15/17-01/15/27	333,439,827	369,840,986
2.625%, due 07/15/17	106,467,144	120,233,026
1.625%, due 01/15/18	50,789,266	53,598,522
1.375%, due 07/15/18	21,330,623	22,137,198
1.750%, due 01/15/28	78,063,000	79,380,313
3.625%, due 04/15/28	99,792,184	129,457,007
3.875%, due 04/15/29(i)	99,137,333	133,347,445
3.375%, due 04/15/32	2,087,855	2,724,814
2.125%, due 02/15/40	40,959,154	45,026,275
U.S. Treasury Inflation Indexed Note
3.375%, due 01/15/12	3,805,870	4,014,599
3.000%, due 07/15/12	123,915,734	131,921,806
0.625%, due 04/15/13	20,317,989	20,754,501
1.875%, due 07/15/13-07/15/19	90,690,593	96,809,963
2.000%, due 01/15/14-01/15/16	427,075,458	457,412,202
1.250%, due 04/15/14	82,002,771	85,712,085
1.625%, due 01/15/15	48,755,899	51,528,891

Security Description	Shares/Par Amount	Value

U. S. Government & Agency Obligations - continued
2.500%, due 07/15/16-01/15/29	$120,588,270	$135,844,713
2.125%, due 01/15/19	37,669,485	41,165,665
1.375%, due 01/15/20	92,371,644	94,731,462
U.S. Treasury Note
3.125%, due 05/15/19	4,300,000	4,390,369
3.625%, due 08/15/19	51,100,000	54,042,236
3.375%, due 11/15/19	19,300,000	19,992,098
3.500%, due 05/15/20	32,700,000	34,227,646

Total U.S. Government & Agency Obligations (Cost $2,428,262,685)		2,453,862,663

Loan Participation - 0.0%
Automobile - 0.0%
Ford Motor Corp.
3.310%, due 12/15/13 (144A)(a)(b)	459,833	435,923
3.350%, due 12/15/13-12/16/13 (144A)(a)(b)	508,759	482,306

Total Loan Participation (Cost $949,950)		918,229

Convertible Preferred Stock - 0.0%
Commercial Banks - 0.0%
Wells Fargo & Co., Series L 7.500% (Cost - $900,000)	900	837,900

Short-Term Investments - 33.8%
Commercial Paper - 0.1%
BP Capital Markets Plc 16.363%, due 08/27/10 (144A)(b)	$300,000	292,227
Nordea Bank Finland Plc, Series YCD 0.600%, due 10/14/11(a)	2,940,000	2,942,820

		3,235,047

Repurchase Agreements - 33.3%
Credit Suisse Securities (USA) LLC, Repurchase Agreement, dated 06/30/10 at 0.010% to be repurchased at $244,400,068 on 07/01/10 collateralized by $249,288,000 U.S. Treasury Note at 1.875% due 06/30/15 with a value of $250,495,489.	244,400,000	244,400,000

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreements - continued
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $3,568,000 on 07/01/10 collateralized by $3,645,000 U.S. Treasury Bill 0.000% due 12/23/10 with a value of $3,643,178.	$3,568,000	$3,568,000
Morgan Stanley & Co., Repurchase Agreement, dated 06/30/10 at 0.010% to be repurchased at $243,600,068 on 07/01/10 collateralized by $250,560,000 Federal Home Loan Bank at 3.000% due 12/10/10 with a value of $251,273,261.	243,600,000	243,600,000
Morgan Stanley & Co., Repurchase Agreement, dated 06/30/10 at 0.010% to be repurchased at $800,000 on 07/01/10 collateralized by $823,000 Federal Home Loan Mortgage Corp. at 1.3000% due 06/08/12 with a value of $824,625.	800,000	800,000
Morgan Stanley & Co., Repurchase Agreement, dated 06/30/10 at 0.010% to be repurchased at $17,000,005 on 07/01/10 collateralized by $16,575,000 U.S. Treasury Bond at 4.375% due 11/15/39 with a value of $18,051,211.	17,000,000	17,000,000
Morgan Stanley & Co., Repurchase Agreement, dated 06/30/10 at 0.010% to be repurchased at $58,300,016 on 07/01/10 collateralized by $57,615,000 U.S. Treasury Note at 2.250% due 01/31/15 with a value of $59,637,543.	58,300,000	58,300,000
UBS Securities, Inc., Repurchase Agreement, dated 06/30/10 at 0.010% to be repurchased at $244,400,068 on 07/01/10 collateralized by $246,515,000 Federal Home Loan Mortgage Corp. at 2.500% due 08/27/12 with a value of $249,441,544.	244,400,000	244,400,000

		812,068,000

Security Description	Par Amount	Value

U.S. Government & Agency Discount Notes - 0.4%
U.S. Treasury Bill 0.000%, due 07/01/10(c)	$1,170,000	$1,170,000
0.000%, due 07/01/10(c)	810,000	810,000
0.000%, due 07/01/10(c)	800,000	800,000
0.000%, due 07/01/10(c)	330,000	330,000
0.070%, due 07/22/10(c)	450,000	449,982
0.151%, due 07/22/10(c)	1,770,000	1,769,844
0.161%, due 07/29/10(c)	3,290,000	3,289,588

		8,619,414

Total Short-Term Investments (Cost $823,922,461)		823,922,461

Total Investments - 176.8% (Cost $4,302,336,145#)		4,314,373,345

Other Assets and Liabilities (net) - (76.8)%		(1,874,325,007)

Total Net Assets - 100.0%		$2,440,048,338

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $36,238,328 and $24,201,128, respectively, resulting in a net unrealized appreciation of $12,037,200.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.
(b)	Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Zero coupon bond - Interest rate represents current yield to maturity.
(d)	Par shown in Euro Currency. Value is shown in USD.
(e)	Par shown in Australian Dollar. Value is shown in USD.
(f)	Security is in default and/or issuer is in bankruptcy.
(g)	Par shown in Pound Sterling. Value is shown in USD.
(h)	Par shown in Canadian Dollar. Value is shown in USD.
(i)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $133,347,445.

AMBAC - Ambac Indemnity Corporation

Credit Composition as of June 30, 2010 (Unaudited)
Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	8.2
AA	5.8
A	80.8
BBB	0.7
BB	0.9
B	1.5
C	0.7
D	0.1
Not Rated	1.3

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

PIMCO Inflation Protected Bond Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$3,666,473	$—	$3,666,473
Asset-Backed Securities	—	237,668,521	16,832,249	254,500,770
Domestic Bonds & Debt Securities
Airlines	—	1,016,201	—	1,016,201
Capital Markets	—	86,952,327	—	86,952,327
Chemicals	—	11,190,477	—	11,190,477
Commercial Banks	—	412,185,472	—	412,185,472
Computers & Peripherals	—	5,332,440	—	5,332,440
Consumer Finance	—	23,374,373	—	23,374,373
Diversified Financial Services	—	108,313,601	1,518,683	109,832,284
Diversified Telecommunication Services	—	14,292,647	—	14,292,647
Food Products	—	2,400,235	—	2,400,235
Household Durables	—	9,617,262	—	9,617,262
Insurance	—	30,448,257	—	30,448,257
Machinery	—	7,430,290	—	7,430,290
Media	—	6,417,000	—	6,417,000
Oil, Gas & Consumable Fuels	—	382,672	—	382,672
Thrifts & Mortgage Finance	—	7,950,963	—	7,950,963
Total Domestic Bonds & Debt Securities	—	727,304,217	1,518,683	728,822,900
Total Foreign Bonds & Debt Securities*	—	47,841,949	—	47,841,949
U. S. Government & Agency Obligations	—	2,453,862,663	—	2,453,862,663
Total Loan Participation*	—	918,229	—	918,229
Total Convertible Preferred Stock*	837,900	—	—	837,900
Short-Term Investments
Commercial Paper	3,235,047	—	—	3,235,047
Repurchase Agreements	564,100,000	247,968,000	—	812,068,000
U.S. Government & Agency Discount Notes	—	8,619,414	—	8,619,414
Total Short-Term Investments	567,335,047	256,587,414	—	823,922,461
Total Investments	$568,172,947	$3,727,849,466	$18,350,932	$4,314,373,345

See accompanying notes to financial statements.

13

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

Description	Level 1	Level 2	Level 3	Total
Forward Contracts**
Forward Contracts to Buy (Appreciation)	$—	$440,745	$—	$440,745
Forward Contracts to Buy (Depreciation)	—	(1,731,937)	—	(1,731,937)
Forward Contracts to Sell (Appreciation)	—	8,466,823	—	8,466,823
Forward Contracts to Sell (Depreciation)	—	(413,497)	—	(413,497)
Total Forward Contracts	—	6,762,134	—	6,762,134
Futures Contracts**
Futures Contracts Long (Appreciation)	980,656	—	—	980,656
Total Futures Contracts	980,656	—	—	980,656
Written Options**
Call Options Written	—	(2,836,264)	—	(2,836,264)
Put Options Written	687,569	1,807,418	—	2,494,987
Total Written Options	687,569	(1,028,846)	—	(341,277)
SWAP Contracts**
Credit Default SWAPS Buy Protection (Appreciation)	—	365,207	—	365,207
Credit Default SWAPS Buy Protection (Depreciation)	—	(298,479)	—	(298,479)
Credit Default SWAPS Sell Protection (Appreciation)	—	102,911	—	102,911
Credit Default SWAPS Sell Protection (Depreciation)	—	(159,556)	—	(159,556)
Interest Rate SWAPS (Appreciation)	—	5,697,034	—	5,697,034
Interest Rate SWAPS (Depreciation)	—	(1,259,682)	—	(1,259,682)
Total SWAP Contracts	—	4,447,435	—	4,447,435

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Net Transfers out to Level 3	Balance as of June 30, 2010
Asset Backed Securities	$—	$—	$13,290	$182,107	$16,711,466	$(74,614)	$—	$16,832,249
Domestic Bonds and Debt Securities
Diversified Financial Services	—	604	—	(3,921)	1,522,000	—	—	1,518,683
U. S. Government & Agency Obligations	6,080,000	—	—	309,969	—	—	(6,389,969)	—

Total	$6,080,000	$604	$13,290	$488,153	$18,233,466	$(74,614)	$(6,389,969)	$18,350,932

See accompanying notes to financial statements.

14

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PIMCO Inflation Protected Bond Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$3,502,305,345
Repurchase Agreement	812,068,000
Cash	135,045
Cash denominated in foreign currencies (b)	448,121
Receivable for investments sold	2,399,523
Receivable for shares sold	1,664,652
Net variation margin on financial futures contracts	3,273
Interest receivable	23,153,533
Swaps premium paid	2,532,002
Unrealized appreciation on swap contracts	6,165,152
Unrealized appreciation on forward currency exchange contracts	8,907,568

Total assets	4,359,782,214

Liabilities
Payables for:
Investments purchased	1,891,497,458
Payable for cash collateral	16,194,696
Shares redeemed	727,797
Unrealized depreciation on forward currency exchange contracts	2,145,434
Unrealized depreciation on swap contracts	1,717,717
Outstanding written options (c)	4,424,160
Swap interest payable	12,051
Swap premium received	1,662,612
Accrued Expenses:
Management fees	938,827
Distribution and service fees - Class B	239,070
Distribution and service fees - Class E	6,354
Administration fees	12,041
Custodian and accounting fees	27,823
Deferred trustees' fees	11,173
Other expenses	116,663

Total liabilities	1,919,733,876

Net Assets	$2,440,048,338

Net Assets Represented by
Paid in surplus	$2,350,564,965
Accumulated net realized gain	39,843,868
Unrealized appreciation on investments, futures contracts, written options contracts and foreign currency transactions	25,569,414
Undistributed net investment income	24,070,091

Net Assets	$2,440,048,338

Net Assets
Class A	$1,206,904,451

Class B	1,181,351,840

Class E	51,792,047

Capital Shares Outstanding*
Class A	108,163,010

Class B	106,247,396

Class E	4,657,107

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.16

Class B	11.12

Class E	11.12

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $3,490,268,145.
(b)	Identified cost of cash denominated in foreign currencies was $447,915.
(c)	Premiums received on written options were $4,082,883.

Statement of Operations

Six Months Ended June 30, 2010

Investment Income
Dividends (a)	$28,065
Interest	28,392,037

Total investment income	28,420,102

Expenses
Management fees	5,475,512
Administration fees	68,798
Custodian and accounting fees	131,351
Distribution and service fees - Class B	1,334,542
Distribution and service fees - Class E	37,533
Audit and tax services	34,134
Legal	17,527
Trustees' fees and expenses	12,198
Shareholder reporting	82,427
Insurance	6,981
Miscellaneous	7,618

Total expenses	7,208,621

Net investment income	21,211,481

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options Contracts, Swaps Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	78,493,631
Futures contracts	5,633,669
Written options contracts	4,023,778
Swap contracts	(5,732,529)
Foreign currency transactions	4,429,293

Net realized gain on investments, futures contracts, written options contracts, swaps contracts and foreign currency transactions	86,847,842

Net change in unrealized appreciation (depreciation) on:
Investments	2,731,002
Futures contracts	(2,167,504)
Written options contracts	(642,791)
Swap contracts	8,038,092
Foreign currency transactions	6,575,621

Net change in unrealized appreciation on investments, futures contracts, written options contracts, swaps contracts and foreign currency transactions	14,534,420

Net realized and unrealized gain on investments, futures contracts, written options contracts, swaps contracts and foreign currency transactions	101,382,262

Net Increase in Net Assets from Operations	$122,593,743

(a)	Net of foreign withholding taxes of $(75).

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$21,211,481	$46,602,750
Net realized gain on investments, futures contracts, written options contracts, swaps contracts and foreign currency transactions	86,847,842	200,325,124
Net change in unrealized appreciation on investments, futures contracts, written options contracts, swaps contracts and foreign currency transactions	14,534,420	34,387,430

Net increase in net assets resulting from operations	122,593,743	281,315,304

Distributions to Shareholders
From net investment income
Class A	(31,738,835)	(34,784,871)
Class B	(26,604,062)	(23,506,074)
Class E	(1,258,253)	(1,585,313)
From net realized gains
Class A	(33,191,843)	—
Class B	(29,719,980)	—
Class E	(1,383,067)	—

Net decrease in net assets resulting from distributions	(123,896,040)	(59,876,258)

Net increase in net assets from capital share transactions	261,212,663	552,299,912

Net Increase in Net Assets	259,910,366	773,738,958
Net assets at beginning of period	2,180,137,972	1,406,399,014

Net assets at end of period	$2,440,048,338	$2,180,137,972

Undistributed net investment income at end of period	$24,070,091	$62,459,760

Other Information:
Capital Shares
Transactions in capital shares were as follows:

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	12,761,729	$142,495,567	39,438,293	$408,959,688
Reinvestments	5,956,943	64,930,678	3,475,012	34,784,871
Redemption	(14,426,272)	(159,547,664)	(22,886,430)	(233,307,098)

Net increase	4,292,400	$47,878,581	20,026,875	$210,437,461

Class B
Sales	20,221,010	$225,603,345	39,075,446	$413,718,552
Reinvestments	5,186,376	56,324,042	2,352,960	23,506,074
Redemptions	(6,448,409)	(71,904,058)	(9,525,431)	(99,584,091)

Net increase	18,958,977	$210,023,329	31,902,975	$337,640,535

Class E
Sales	502,079	$5,615,536	1,224,757	$12,923,748
Reinvestments	243,215	2,641,320	158,849	1,585,313
Redemptions	(444,004)	(4,946,103)	(990,031)	(10,287,145)

Net increase	301,290	$3,310,753	393,575	$4,221,916

Increase derived from capital shares transactions		$261,212,663		$552,299,912

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data

	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.17		$9.84	$10.98	$10.08	$10.78	$10.64

Income (Loss) from Investment Operations
Net Investment Income(a)	0.11		0.29	0.40	0.49	0.43	0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.49		1.46	(1.09)	0.65	(0.40)	(0.15)

Total From Investment Operations	0.60		1.75	(0.69)	1.14	0.03	0.16

Less Distributions
Dividends from Net Investment Income	(0.30)		(0.42)	(0.43)	(0.24)	(0.43)	—
Distributions from Net Realized Capital Gains	(0.31)		—	(0.02)	—	(0.30)	(0.02)

Total Distributions	(0.61)		(0.42)	(0.45)	(0.24)	(0.73)	(0.02)

Net Asset Value, End of Period	$11.16		$11.17	$9.84	$10.98	$10.08	$10.78

Total Return (%)	5.45		18.37	(6.88)	11.08	0.65	1.48

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.51	*	0.53	0.53	0.55	0.58	0.55
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.51	*	0.53	0.53	0.55	0.58	N/A
Ratio of Net Investment Income to Average Net Assets (%)	1.95	*	2.78	3.74	4.78	4.21	2.85
Portfolio Turnover Rate (%)	342.4		667.7	1,143.3	945.3	851.3	1,228.7
Net Assets, End of Period (in millions)	$1,206.9		$1,160.3	$824.7	$857.5	$885.5	$585.8

	Class B
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.13		$9.80	$10.96	$10.06	$10.76	$10.63

Income (Loss) from Investment Operations
Net Investment Income(a)	0.10		0.27	0.37	0.46	0.40	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.48		1.45	(1.10)	0.66	(0.41)	(0.12)

Total From Investment Operations	0.58		1.72	(0.73)	1.12	(0.01)	0.15

Less Distributions
Dividends from Net Investment Income	(0.28)		(0.39)	(0.41)	(0.22)	(0.39)	—
Distributions from Net Realized Capital Gains	(0.31)		—	(0.02)	—	(0.30)	(0.02)

Total Distributions	(0.59)		(0.39)	(0.43)	(0.22)	(0.69)	(0.02)

Net Asset Value, End of Period	$11.12		$11.13	$9.80	$10.96	$10.06	$10.76

Total Return (%)	5.30		18.05	(7.06)	10.80	0.39	1.39

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.76	*	0.78	0.78	0.80	0.82	0.80
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.76	*	0.78	0.78	0.80	0.82	N/A
Ratio of Net Investment Income to Average Net Assets (%)	1.73	*	2.55	3.44	4.52	3.93	2.52
Portfolio Turnover Rate (%)	342.4		667.7	1,143.3	945.3	851.3	1,228.7
Net Assets, End of Period (in millions)	$1,181.4		$971.4	$542.9	$401.6	$367.0	$385.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data

	Class E
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006(b)
Net Asset Value, Beginning of Period	$11.13		$9.80	$10.96	$10.06	$9.92

Income (Loss) from Investment Operations
Net Investment Income(a)	0.10		0.28	0.37	0.48	0.29
Net Realized and Unrealized Gain (Loss) on Investments	0.48		1.45	(1.09)	0.65	(0.15)

Total From Investment Operations	0.58		1.73	(0.72)	1.13	0.14

Less Distributions
Dividends from Net Investment Income	(0.28)		(0.40)	(0.42)	(0.23)	—
Distributions from Net Realized Capital Gains	(0.31)		—	(0.02)	—	—

Total Distributions	(0.59)		(0.40)	(0.44)	(0.23)	—

Net Asset Value, End of Period	$11.12		$11.13	$9.80	$10.96	$10.06

Total Return (%)	5.34		18.15	(6.92)	10.93	1.41

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.66	*	0.68	0.68	0.71	0.75	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.66	*	0.68	0.68	0.71	0.75	*
Ratio of Net Investment Income to Average Net Assets (%)	1.81	*	2.63	3.47	4.63	4.23	*
Portfolio Turnover Rate (%)	342.4		667.7	1,143.3	945.3	851.3
Net Assets, End of Period (in millions)	$51.8		$48.5	$38.8	$7.3	$3.3

*	Annualized
N/A	Not Applicable
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is PIMCO Inflation Protected Bond Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Companies (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities. The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$5,475,512	0.50%	First $1.2 Billion

	0.45%	Over $1.2 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$11,154,151,450	$446,710,468	$10,664,535,720	$371,163,420

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tends to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the option contract, or if the counterparty to the option contract is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires without being exercised or the Portfolio enters into a closing purchase transaction, the

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying instrument.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into OTC swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Interest Rate Swaps - The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by maintaining a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps - The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio is recorded as a liability on the books. An upfront payment made by the Portfolio is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the unrealized appreciation of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010 for which a Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

At June 30, 2010, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives & Liability Derivatives—Fair Value
Risk Exposure

Interest Rate	Unrealized appreciation on swap contracts	$5,697,034	Unrealized depreciation on swap contracts	$(1,259,682)

	Unrealized appreciation on futures contracts*	3,273	Unrealized depreciation on futures contracts*	—

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	8,907,568	Unrealized depreciation on forward foreign currency exchange contracts	(2,145,434)

Credit	Unrealized appreciation on swap contracts	468,118	Unrealized depreciation on swap contracts	(458,035)

Total		$15,075,993		$(3,863,151)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

Risk Exposure

Location Statement of Operations—Net Realized Gain (Loss)	Interest Rate	Foreign Currency Exchange	Credit	Total
Investments	$—	$—	$—	$—
Future contracts	5,633,669	—	—	5,633,669
Swap contracts	(2,080,389)	—	(3,652,140)	(5,732,529)
Foreign currency transactions	—	4,429,293	—	4,429,293
Written options contracts	4,023,778	—	—	4,023,778

Total	$7,577,058	$4,429,293	$(3,652,140)	$8,354,211

Statement of Operations—Net Change in Unrealized Gain (Loss)	Interest Rate	Foreign Currency Exchange	Credit	Total
Investments	$—	$—	$—	$—
Future contracts	(2,167,504)	—	—	(2,167,504)
Swap contracts	(683,632)	—	3,414,634	2,731,002
Foreign currency transactions	4,854,502	—	—	4,854,502
Written options contracts	(642,791)	—	—	(642,791)

Total	$1,360,575	$—	$3,414,634	$4,775,209

For the six months ended June 30, 2010, the average per contract outstanding for each derivative type was as follows:

Average Number of Contracts, Notional Amounts or Shares/Unit	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Credit Risk	Total

Options written(a)	503,652,794	—	—	—	503,652,794

Swap contracts(a)	—	—	333,700,000	45,600,000	379,300,000

Futures contracts(b)	—	—	1,252	—	1,252

Foreign currency transactions	—	324,334,443	—	—	324,334,443

(a) Amount(s) represent(s) average notional amounts.

(b) Amount(s) represent(s) average number of contracts or number of shares/units.

6. Futures Contracts

The futures contracts outstanding as of June 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 6/30/2010	Unrealized Appreciation

90 Day Euro Dollar Futures	09/13/2010	113	$28,028,238	$28,064,963	$36,725

90 Day Euro Dollar Futures	06/13/2011	333	81,936,613	82,467,450	530,837

U.S. Treasury Note 10 Year Futures	09/21/2010	295	35,738,234	36,151,328	413,094

Net Unrealized Appreciation					$980,656

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Options Written

The option contracts outstanding as of June 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Over the Counter Options Written - Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 6/30/2010	Unrealized Appreciation/ (Depreciation)

IRO USD 10 Year Swaption 3.25	Deutsche Bank Securities, Inc.	08/31/2010	(19,000,000)	$(106,400)	$(444,203)	$(337,803)

IRO USD 10 Year Swaption 3.25	JPMorgan Securities, Inc.	08/31/2010	(25,800,000)	(76,755)	(603,181)	(526,426)

IRO USD 10 Year Swaption 3.25	Citibank	10/29/2010	(4,600,000)	(20,930)	(118,633)	(97,703)

IRO USD 10 Year Swaption 3.25	Morgan Stanley Co., Inc	10/29/2010	(40,400,000)	(222,200)	(1,041,908)	(819,708)

IRO USD 10 Year Swaption 3.5	Goldman Sachs & Co.	08/31/2010	(15,300,000)	(104,040)	(614,719)	(510,679)

IRO USD 10 Year Swaption 3.5	Morgan Stanley Co., Inc	08/31/2010	(16,800,000)	(131,040)	(674,985)	(543,945)

Over the Counter Options Written - Puts

INF Floor USD CPURNS 0.001	Deutsche Bank Securities, Inc.	03/10/2020	(5,100,000)	(38,250)	(49,914)	(11,664)

INF Floor USD CPURNS 0.001	Citibank	04/07/2020	(49,000,000)	(436,720)	(556,179)	(119,459)

INF Floor USD CPURNS 0.001	Citibank	03/12/2020	(13,900,000)	(119,540)	(155,663)	(36,123)

IRO USD 5 Year Swaption 5.5	Deutsche Bank Securities, Inc.	08/31/2010	(45,000,000)	(484,850)	(4)	484,846

IRO USD 7 Year Swaption 5.365	Goldman Sachs & Co.	09/20/2010	(14,000,000)	(450,100)	(7)	450,093

IRO USD 7 Year Swaption 5.365	Morgan Stanley Co., Inc	09/20/2010	(14,000,000)	(117,600)	(7)	117,593

IRO USD 7 Year Swaption 6	Deutsche Bank Securities, Inc.	08/31/2010	(15,000,000)	(117,580)	(1)	117,579

IRO USD 7 Year Swaption 6	JPMorgan Securities, Inc.	08/31/2010	(7,000,000)	(58,064)	(1)	58,063

IRO USD 10 Year Swaption 4.5	Deutsche Bank Securities, Inc.	08/31/2010	(19,000,000)	(68,400)	(640)	67,760

IRO USD 10 Year Swaption 4.5	Goldman Sachs & Co.	08/31/2010	(15,300,000)	(90,270)	(516)	89,754

IRO USD 10 Year Swaption 4.5	Morgan Stanley Co., Inc	08/31/2010	(16,800,000)	(85,680)	(566)	85,114

IRO USD 10 Year Swaption 4.75	JPMorgan Securities, Inc.	08/31/2010	(25,800,000)	(111,585)	(248)	111,337

IRO USD 10 Year Swaption 5	Citibank	10/29/2010	(4,600,000)	(21,850)	(516)	21,334

IRO USD 10 Year Swaption 5	Morgan Stanley Co., Inc	10/29/2010	(40,400,000)	(375,720)	(4,529)	371,191

OTC EPUT U.S. Dollar vs. Japanese Yen 90.0	Morgan Stanley Co., Inc	07/21/2010	(6,500,000)	(60,775)	(143,371)	(82,596)

Euro Dollar 1 Year Mid Curve 93.375	Citibank	09/10/2010	(2,299)	$(784,534)	$(14,369)	$770,165

Net Unrealized Depreciation				$(4,082,883)	$(4,424,160)	$(341,277)

The Portfolio transactions in options written during the six months ended June 30, 2010 were as follows:

Call Options	Number of Contracts	Premium received

Options outstanding December 31, 2009	126,200,214	$1,208,610

Options written	206,400,515	1,307,521

Options closed	(72,100,629)	(986,179)

Options expired	(138,600,100)	(868,588)

Options outstanding June 30, 2010	121,900,000	$661,364

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Option Written - Continued

Put Options	Number of Contracts	Premium received

Options outstanding December 31, 2009	281,900,214	$2,934,050

Options written	280,902,814	2,656,479

Options closed	(72,100,181)	(708,304)

Options expired	(199,300,548)	(1,460,706)

Options outstanding June 30, 2010	291,402,299	$3,421,519

8. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

8/3/2010	Goldman Sachs & Co.	2,976,624	BRL	$1,648,086	$1,634,744	$13,342

7/7/2010	JPMorgan Securities, Inc.	7,667,000	CAD	7,229,055	7,283,751	(54,696)

7/7/2010	JPMorgan Securities, Inc.	9,943,000	CAD	9,375,048	9,544,700	(169,652)

7/7/2010	UBS Securities LLC	5,858,000	CAD	5,523,386	5,763,195	(239,809)

7/6/2010	Goldman Sachs & Co.	1,084,859	CHF	1,006,845	960,000	46,845

9/21/2010	Morgan Stanley & Co., Inc.	1,085,000	CHF	1,008,440	1,008,153	287

11/17/2010	Citibank	9,399,670	CNY	1,390,559	1,417,000	(26,441)

11/17/2010	Deutsche Bank Securities, Inc.	2,363,128	CNY	349,594	356,000	(6,406)

11/17/2010	Deutsche Bank Securities, Inc.	9,239,769	CNY	1,366,904	1,393,000	(26,096)

11/17/2010	Deutsche Bank Securities, Inc.	7,663,644	CNY	1,133,737	1,158,000	(24,263)

11/17/2010	Deutsche Bank Securities, Inc.	4,998,355	CNY	739,442	755,267	(15,825)

11/17/2010	Morgan Stanley & Co., Inc.	4,776,752	CNY	706,658	722,000	(15,342)

11/17/2010	Morgan Stanley & Co., Inc.	4,778,196	CNY	706,872	722,000	(15,128)

1/10/2011	Deutsche Bank Securities, Inc.	10,893,104	CNY	1,615,325	1,626,322	(10,997)

1/10/2011	JPMorgan Securities, Inc.	15,720,000	CNY	2,331,099	2,355,585	(24,486)

1/10/2011	Morgan Stanley & Co., Inc.	3,783,660	CNY	561,074	570,000	(8,926)

1/10/2011	Morgan Stanley & Co., Inc.	6,773,820	CNY	1,004,481	1,020,000	(15,519)

7/26/2010	Barclays Capital, Inc.	6,043,000	EUR	7,428,034	7,418,870	9,164

7/26/2010	Deutsche Bank Securities, Inc.	7,970,000	EUR	9,796,695	9,702,917	93,778

7/26/2010	Deutsche Bank Securities, Inc.	9,401,000	EUR	11,555,675	11,290,582	265,093

8/24/2010	Citibank	21,576,000	EUR	26,525,130	26,636,435	(111,305)

7/28/2010	Deutsche Bank Securities, Inc.	1,683,920,000	KRW	1,376,814	1,400,000	(23,186)

7/28/2010	Deutsche Bank Securities, Inc.	246,914,910	KRW	201,884	206,918	(5,034)

7/28/2010	Deutsche Bank Securities, Inc.	265,640,503	KRW	217,194	225,157	(7,963)

7/28/2010	JPMorgan Securities, Inc.	3,798,400,000	KRW	3,105,665	3,200,000	(94,335)

7/28/2010	Morgan Stanley & Co., Inc.	441,624,000	KRW	361,083	373,419	(12,336)

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

8/27/2010	Morgan Stanley & Co., Inc.	1,057,076,000	KRW	$863,432	$897,882	$(34,450)

11/12/2010	Barclays Capital, Inc.	1,228,870,000	KRW	1,002,510	1,035,012	(32,502)

11/12/2010	Barclays Capital, Inc.	2,602,179,413	KRW	2,122,853	2,110,788	12,065

11/12/2010	Citibank	735,241,587	KRW	599,809	629,622	(29,813)

11/12/2010	Citibank	475,190,000	KRW	387,659	410,000	(22,341)

11/12/2010	Citibank	969,948,000	KRW	791,282	840,000	(48,718)

11/12/2010	Citibank	982,170,000	KRW	801,252	840,000	(38,748)

11/12/2010	Citibank	957,432,000	KRW	781,071	820,000	(38,929)

11/12/2010	Citibank	478,798,000	KRW	390,602	410,000	(19,398)

11/12/2010	Citibank	952,758,000	KRW	777,258	820,000	(42,742)

11/12/2010	Citibank	2,605,450,000	KRW	2,125,521	2,165,434	(39,913)

11/12/2010	Deutsche Bank Securities, Inc.	941,706,000	KRW	768,242	810,000	(41,758)

11/12/2010	Goldman Sachs & Co.	480,930,000	KRW	392,342	410,000	(17,658)

11/12/2010	JPMorgan Securities, Inc.	1,020,150,000	KRW	832,236	900,000	(67,764)

11/12/2010	JPMorgan Securities, Inc.	1,798,827,500	KRW	1,467,480	1,570,000	(102,520)

11/12/2010	JPMorgan Securities, Inc.	994,372,500	KRW	811,207	850,000	(38,793)

11/12/2010	JPMorgan Securities, Inc.	2,126,601,000	KRW	1,734,877	1,799,612	(64,735)

11/12/2010	Morgan Stanley & Co., Inc.	1,841,760,000	KRW	1,502,504	1,600,000	(97,496)

9/24/2010	Morgan Stanley & Co., Inc.	248,120,882	MXN	19,173,364	19,219,278	(45,914)

10/12/2010	Citibank	11,111	MYR	3,416	3,245	171

						$(1,291,192)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

7/30/2010	JPMorgan Securities, Inc.	5,448,000	AUD	$4,604,799	$4,728,864	$124,065

7/7/2010	UBS Securities LLC	46,253,000	CAD	43,610,991	45,987,011	2,376,020

9/21/2010	Barclays Capital, Inc.	1,032,000	CHF	959,180	917,496	(41,684)

7/26/2010	Deutsche Bank Securities, Inc.	13,802,000	EUR	16,965,369	17,027,113	61,744

7/26/2010	JPMorgan Securities, Inc.	48,382,000	EUR	59,470,981	64,442,647	4,971,666

1/4/2011	JPMorgan Securities, Inc.	498,000	EUR	612,672	663,004	50,332

9/23/2010	JPMorgan Securities, Inc.	7,123,000	GBP	10,646,292	10,523,022	(123,270)

7/14/2010	JPMorgan Securities, Inc.	648,690,000	JPY	7,330,795	7,094,781	(236,014)

7/28/2010	Barclays Capital, Inc.	1,228,870,000	KRW	1,004,754	1,036,934	32,180

7/28/2010	Barclays Capital, Inc.	2,602,179,413	KRW	2,127,606	2,115,077	(12,529)

7/28/2010	Citibank	2,605,450,000	KRW	2,130,280	2,169,762	39,482

29

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PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)

9/24/2010	Citibank	24,841,000	MXN	$1,919,570	$2,000,000	$80,430

9/24/2010	Citibank	22,292,100	MXN	1,722,606	1,800,000	77,394

9/24/2010	Citibank	54,558,482	MXN	4,215,968	4,384,673	168,705

9/24/2010	Goldman Sachs & Co.	34,806,800	MXN	2,689,671	2,800,000	110,329

9/24/2010	Goldman Sachs & Co.	66,968,100	MXN	5,174,912	5,400,000	225,088

9/24/2010	UBS Securities LLC	44,654,400	MXN	3,450,637	3,600,000	149,363

10/12/2010	Deutsche Bank Securities, Inc.	11,111	MYR	3,416	3,441	25

						$8,053,326

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - China Yuan Renminbi

EUR - Euro

GBP - Great Britain Pound

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

9. Swap Agreements

Open interest rate swap agreements at June 30, 2010 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Receive	3 Month Libor	4.000%	12/15/2020	Morgan Stanley Capital Services, Inc.	USD	15,900,000	$1,118,619	$854,625	$263,994

Pay	INF EUR FRCPXTOB	2.261%	7/14/2011	JPMorgan Securities, Inc.	EUR	82,600,000	4,429,906	—	4,429,906

Receive	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	66,200,000	(2,337,273)	(1,087,869)	(1,249,404)

Receive	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	2,500,000	89,487	(7,260)	96,747

Receive	ZCS BRL CDI	11.630%	1/2/2012	Morgan Stanley Capital Services, Inc.	BRL	20,000,000	(9,314)	(235)	(9,079)

Receive	ZCS BRL CDI	11.670%	1/2/2012	Goldman Sachs & Co.	BRL	124,800,000	1,862,531	1,107,194	755,337

Receive	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	61,300,000	126,928	29,301	97,627

Receive	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Securities, Inc.	BRL	7,000,000	46,991	29,726	17,265

Receive	ZCS BRL CDI	11.980%	1/2/2013	Morgan Stanley Capital Services, Inc.	BRL	11,300,000	36,158	—	36,158

Receive	ZCS BRL CDI	10.835%	1/2/2012	JPMorgan Securities, Inc.	BRL	10,200,000	19,594	20,793	(1,199)

							$5,383,627	$946,275	$4,437,352

30

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PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Swap Agreements - continued

Open credit default swap agreements at June 30, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2010(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Black and Decker Corp. (The) 8.950%, due 06/20/2014	(2.200%)	3/20/2015	Citibank	0.250%	$2,000,000	$(153,570)	$—	$(153,570)

D.R. Horton, Inc. 5.380%, due 03/20/2015	(1.000%)	3/20/2015	JPMorgan Chase Bank, N.A.	2.800%	7,500,000	598,230	403,143	195,087

Echostar DBS Corp. 6.625%, due 12/20/2013	(3.650%)	12/20/2013	Citibank	3.040%	6,200,000	(130,148)	—	(130,148)

International Lease Finance Corp. 6.625%, due 12/20/2013	(1.530%)	12/20/2013	JPMorgan Chase Bank, N.A.	6.670%	1,100,000	150,085	—	150,085

Lexmark International, Inc. 5.900%, due 06/01/2013	(1.170%)	6/20/2013	JPMorgan Chase Bank, N.A.	1.140%	5,000,000	(14,761)	—	(14,761)

Southwest Airlines Co. 5.125%, due 03/20/2017	(1.320%)	3/20/2017	Bank of America, N.A.	1.630%	1,000,000	20,035	—	20,035

						$469,871	$403,143	$66,728

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2010(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2020	Deutsche Bank Securities, Inc.	1.620%	$7,200,000	$(361,669)	$(238,660)	$(123,009)

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2015	JPMorgan Chase Bank, N.A.	1.350%	2,500,000	(40,010)	(28,451)	(11,559)

Government of France 4.250%, due 04/25/2019	0.250%	6/20/2015	Citibank	0.950%	3,300,000	(93,285)	(78,850)	(14,435)

Government of France 4.250%, due 04/25/2019	0.250%	6/20/2015	Deutsche Bank Securities, Inc.	0.950%	3,000,000	(84,804)	(98,285)	13,481

Government of France 4.250%, due 04/25/2019	0.250%	6/20/2015	JPMorgan Chase Bank, N.A.	0.950%	2,800,000	(79,151)	(98,833)	19,682

Republic of Italy 6.875%, due 09/27/2023	1.000%	6/20/2011	Citibank	1.940%	400,000	(2,834)	(4,964)	2,130

Republic of Italy 6.875%, due 09/27/2023	1.000%	6/20/2015	Deutsche Bank Securities, Inc.	1.950%	800,000	(29,758)	(19,205)	(10,553)

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	6/20/2015	Citibank	0.770%	4,300,000	59,447	34,941	24,506

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	6/20/2015	Deutsche Bank Securities, Inc.	0.770%	5,100,000	70,507	43,720	26,787

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	6/20/2015	Deutsche Bank Securities, Inc.	0.770%	1,800,000	24,884	8,559	16,325

						$(536,673)	$(480,028)	$(56,645)

BRL - Brazilian Real

EUR - Euro

USD - United States Dollar

NA - North America

31

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PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Swap Agreements - continued

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

12. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$59,876,258	$59,358,471	$—	$—	$59,876,258	$59,358,471

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$113,621,826	$6,374,669	$(29,203,306)	$—	90,793,189

13. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to

32

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PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

13. Recent Accounting Pronouncement - continued

measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

14. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

33

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the PIMCO Total Return Portfolio had a return of 5.81%, 5.71% and 5.79% for Class A, B and E Shares, respectively, versus 5.33% for its benchmark, the Barclay’s Capital U.S. Aggregate Bond Index1.

Market Environment/Conditions

Volatility spiked across global financial markets during the second quarter of 2010 after a relatively calm first quarter. Investors’ confidence was shaken by a range of macroeconomic events, including signs that the U.S. and Chinese economies might be slowing and the ongoing debt crisis in Europe. Yields fell sharply as heightened uncertainty drove a flight to higher quality assets. The 10-year Treasury yield fell 90 basis points during the quarter, closing at 2.94 percent on June 30 after barely moving in the first three months of the year. The two-year Treasury note touched an all-time low of 0.59 percent before finishing the quarter at 0.61 percent. In an indication that concerns about disinflation or even deflation were on the rise, the Treasury yield curve flattened during the second quarter as 10 and 30-year Treasury yields fell by more than their shorter maturity counterparts.

Investors had plenty to worry about worldwide. In the U.S., concerns centered on the waning effects of policy stimulus as unemployment remained stubbornly high, consumer confidence appeared to weaken and housing sales fell after the expiration of special tax credits for home buyers. A host of other issues added to the anxiety, including the uncertain impact of new regulations for the health care and financial services industries, the Gulf of Mexico oil spill and weak fiscal conditions of many state and local governments. Europe was perhaps the biggest problem as growing budget shortfalls in Greece, Spain and Portugal raised fears that the region might derail the global economy’s recovery from the crisis that began in 2008. Greece saw its credit rating cut to junk status during the second quarter while Moody’s Investors Service put Spain’s AAA rating on review for a downgrade. Additionally, China, whose rapid growth has helped to cushion the global economy while developed countries pulled themselves out of recession, took steps late in the quarter to liberalize its exchange rate regime. The move followed recent tightening in lending standards to avert real estate and asset price bubbles.

Portfolio Review/Current Positioning

Flexible interest rate strategies and limited risk exposures helped protect the portfolio during a highly volatile period. Exposure to core European interest rates added to returns over the period. Core Eurozone bonds performed well as investors fled the periphery of Europe and moved toward sovereign credits with sound fiscal conditions. Although an underweight to agency mortgage-backed securities (MBS) detracted from returns as these bonds outperformed Treasuries, an allocation to non-agency MBS and commercial mortgage-backed securities (CMBS) senior in capital structures mitigated this negative effect as these bonds outperformed like duration Treasuries, and tended to fare better than their more subordinated counterparts as investors favored higher quality assets. An underweight to the corporate sector added to returns over the period as corporate bonds, including high yield credits, lagged behind Treasuries during the period; worries over sovereign credit risk in Greece and elsewhere in Europe pressured credit markets across the board and caused credit premiums on both investment grade and high yield bonds to jump. Additionally, exposure to the municipal market, via exposure to taxable Build America Bonds (BABS), added to returns over the period. BABS fared better than the municipal sector overall as investors viewed them as an attractive substitute for corporate credit exposure. Exposure to emerging local rates, specifically in Brazil, also added to returns over the period as rates fell in this country.

The Portfolio’s below-benchmark U.S. duration detracted from returns as the 10-year Treasury yield fell sharply during this period. The Portfolio’s U.S. curve steepening strategy also detracted from returns as the U.S. yield curve flattened in an indication that concerns about disinflation or even deflation were on the rise. An underweight to agency MBS detracted from returns over the period as these bonds outperformed like-duration Treasuries during the first part of the year as the Fed’s MBS Purchase Program drove valuations to historically rich levels. Within the corporate sector, an emphasis on bonds of financials companies detracted from returns as financial companies were among the worst performers amid concern about contagion effects from European banks’ potential losses on sovereign bonds. Additionally, exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, detracted from performance and these mostly depreciated relative to the U.S. dollar.

With regard to duration positioning as of June 30, 2010, the Portfolio is overweight to duration with a focus on the U.S. The Portfolio has an emphasis on short-to-intermediate maturities in an attempt to reap gains as these securities “roll down”, or mature, along a historically steep yield curve.

At the end of the reporting period, the Portfolio is modestly underweight agency mortgages, which currently trade near their most expensive levels ever. We are opportunistically adding exposure to mortgage coupons that are least impacted by the distorting effects of the Federal Reserve’s Agency MBS purchase program that ended in March. The Portfolio also has a small allocation to non-agency MBS and CMBS that have senior positions in the capital structure and offer relatively attractive yields. The Portfolio retains cash positions that enhance tactical flexibility and allow PIMCO to supply liquidity at attractive valuations. With regard to credit, the Portfolio maintains its overweight to well-capitalized financial companies that should continue to benefit from a steep yield curve and improved asset quality. The Portfolio also has exposure to attractively priced energy companies that we believe have sufficient balance sheet strength and liquidity to meet their debt obligations. Additionally, the Portfolio has an allocation to taxable BABS, which diversify credit risk versus the corporate market. The Portfolio also has exposure to emerging market sovereign and corporate credits, such as those in Mexico and Brazil that have strong credit fundamentals. Additionally, the Portfolio has modest currency

1

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary* (continued)

exposure to countries with sound fiscal conditions and banking systems, such as Brazil, Australia and Canada. We also hold a basket of Asian currencies including the Chinese renminbi, which stand to benefit versus the U.S. dollar in light of China’s potential currency flexibility. Lastly, we have positions that could gain from an expected depreciation of the British pound, euro and yen. These currencies could be challenged by slow growth and deteriorating fiscal conditions.

William H. Gross, CFA

Managing Director, Co-Chief Investment Officer

Pacific Investment Management Company LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

2

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
U.S. Treasury Notes	32.6
Federal National Mortgage Assoc.	13.7
Federal Home Loan Mortgage Corp.	4.3
U.S. Treasury Bonds	2.0
Brazil Notas do Tesouro Nacional	1.6
ING Bank NV	0.8
Government National Mortgage Assoc.	0.7
Los Angeles Department of Water & Power Build America Bonds	0.7
Barclays Bank Plc	0.7
Centrais Electricas Brasileiras S.A.	0.7

Top Sectors

% of Market Value
U. S. Government & Agency Obligations	48.6
Domestic Bonds & Debt Securities	23.8
Short-Term Investments	17.9
Asset-Backed Securities	3.7
Municipals	2.3
Foreign Bonds & Debt Securities	2.0
Preferred Stocks	0.6
Convertible Preferred Stocks	0.5
Convertible Bonds	0.4
Loan Participation	0.2

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

PIMCO Total Return Portfolio managed by

Pacific Investment Management Company LLC vs. Barclays Capital U.S. Aggregate Bond Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[3]
PIMCO Total Return Portfolio—Class A	5.81%	14.47%	7.30%	7.11%
Class B	5.71%	14.17%	7.04%	6.71%
Class E	5.79%	14.32%	7.15%	6.37%
Barclays Capital U.S. Aggregate Bond Index[1]	5.33%	9.50%	5.54%	5.91%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays Capital U.S. Aggregate Bond Index includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.51%	$1,000.00	$1,058.10	$2.60
Hypothetical	0.51%	1,000.00	1,022.27	2.56

Class B
Actual	0.76%	$1,000.00	$1,057.10	$3.88
Hypothetical	0.76%	1,000.00	1,021.03	3.81

Class E
Actual	0.66%	$1,000.00	$1,057.90	$3.37
Hypothetical	0.66%	1,000.00	1,021.52	3.31

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 2.5%
Badger Tobacco Asset Securitization Corp. 6.125%, due 06/01/27	$155,000	$167,481
Bay Area Toll Bridge Authority, Build America Bonds, Series S1 7.043%, due 04/01/50	10,400,000	10,512,840
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47	4,600,000	3,302,708
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, due 05/15/49	2,500,000	2,662,800
California State General Obligation Unlimited, Build America Bonds 7.950%, due 03/01/36	700,000	735,973
California State General Obligation Unlimited, Build America Bonds, Taxable Various Purposes
7.500%, due 04/01/34	2,900,000	3,097,780
7.550%, due 04/01/39	2,900,000	3,114,745
California State General Obligation Unlimited, Taxable Various Purposes 5.650%, due 04/01/13(a)	2,700,000	2,838,510
California State Public Works Board Lease Revenue, Build America Bonds, Taxable, University Projects, Series B-2 7.804%, due 03/01/35	3,100,000	3,225,364
California State University Revenue , Build America Bonds 6.484%, due 11/01/41	4,400,000	4,662,108
Calleguas-las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, due 07/01/40	7,800,000	8,196,084
Chicago Transit Authority Transfer Tax Receipts Revenue Series A
6.300%, due 12/01/21	400,000	432,152
6.899%, due 12/01/40	7,300,000	8,117,965
Series B 6.300%, due 12/01/21	700,000	756,266
6.899%, due 12/01/40	7,200,000	8,006,760
Clark County NV, Airport Revenue, Series C 6.820%, due 07/01/45	4,800,000	5,366,208

Security Description	Par Amount	Value

Municipals - continued
Clark County NV, Refunding 4.750%, due 06/01/30	$5,500,000	$5,516,610
East Baton Rouge Sewer Commission, Build America Bonds 6.087%, due 02/01/45	17,000,000	17,204,340
Golden State Tobacco Securitization Corp., Series A-1 5.000%, due 06/01/33	10,000,000	7,658,500
Illinois Finance Authority, Peoples Gas Light & Coke 5.000%, due 02/01/33(AMBAC)	7,410,000	7,418,596
Los Angeles Department of Water & Power Build America Bonds 6.166%, due 07/01/40	60,200,000	60,166,288
Systems, Subser A-2 5.000%, due 07/01/44(AMBAC)	2,900,000	2,972,094
Los Angeles, California Unified School District Build America Bonds 6.758%, due 07/01/34	1,100,000	1,206,920
Refunding, Series A 4.500%, due 07/01/25-01/01/28	8,700,000	8,431,662
Metropolitan Transportation Authority, Build America Bonds, Metro Transit Authority, Series A2 6.089%, due 11/15/40	200,000	209,124
Municipal Electric Authority of Georgia 6.655%, due 04/01/57	1,300,000	1,255,241
New Jersey Economic Development Authority, Build America Bonds 1.480%, due 06/15/13(a)	19,100,000	19,076,698
Palomar Community College District, Series A 4.750%, due 05/01/32	300,000	301,893
Pennsylvania Economic Development Financing Authority, Build America Bonds 6.532%, due 06/15/39	1,000,000	1,040,860
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit, Series 2-B 7.242%, due 01/01/41	1,800,000	1,882,854
State of Illinois
4.071%, due 01/01/14	7,300,000	7,216,123
Build America Bonds 6.900%, due 03/01/35	2,100,000	2,029,860

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - continued
State of Texas Transportation Commission Mobility Funding, Series A 4.750%, due 04/01/35	$3,500,000	$3,526,320
Tobacco Settlement Financing Corp.
5.000%, due 06/01/41	900,000	590,139
7.467%, due 06/01/47	7,980,000	5,953,319
Tobacco Settlement Funding Corp.
5.875%, due 05/15/39	2,000,000	1,957,680
6.250%, due 06/01/42	1,300,000	1,231,399

Total Municipals (Cost $220,094,235)		222,042,264

Asset-Backed Securities - 4.1%
Adjustable Rate Mortgage Trust
3.113%, due 05/25/35(a)	1,094,222	1,072,320
5.340%, due 11/25/35(a)	1,212,080	953,658
American Home Mortgage Assets 1.333%, due 11/25/46(a)	6,102,559	2,805,041
American Home Mortgage Investment Trust 2.527%, due 02/25/45(a)	3,172,918	2,863,022
Asset Backed Funding Certificates
0.697%, due 06/25/34(a)	4,350,587	3,366,119
0.407%, due 01/25/37(a)	329,123	322,336
Asset Backed Securities Corp. 0.427%, due 05/25/37(a)	479,696	317,528
Banc of America Commercial Mortgage, Inc. 5.451%, due 01/15/49	8,400,000	8,521,248
Banc of America Funding Corp. 2.926%, due 05/25/35(a)	5,358,024	5,275,422
4.361%, due 02/20/36(a)	11,816,680	10,783,549
5.978%, due 01/20/47(a)	753,745	539,729
Banc of America Mortgage Securities, Inc. 0.797%, due 01/25/34(a)	335,751	321,818
5.000%, due 05/25/34	1,400,911	1,413,172
Bank of America Auto Trust 1.700%, due 12/15/11 (144A)(b)	2,906,151	2,911,529
BCAP LLC Trust 0.517%, due 01/25/37(a)	4,530,635	2,347,476
Bear Stearns Adjustable Rate Mortgage Trust 3.398%, due 02/25/33(a)	42,024	38,116
2.530%, due 08/25/35(a)	76,231	72,901
2.560%, due 08/25/35(a)	2,128,899	2,013,221
Bear Stearns ALT-A Trust 1.187%, due 11/25/34(a)	1,551,318	781,333

Security Description	Par Amount	Value

Asset-Backed Securities - continued
2.759%, due 05/25/35(a)	$3,161,133	$2,444,964
4.539%, due 09/25/35(a)	2,516,471	1,905,333
5.496%, due 11/25/36(a)	7,709,134	4,795,247
5.507%, due 11/25/36(a)	4,312,724	2,760,916
Bear Stearns Asset Backed Securities Trust 0.747%, due 10/27/32(a)	36,531	28,236
1.347%, due 10/25/37(a)	8,100,715	6,277,086
Bear Stearns Commercial Mortgage Securities, Inc. 5.060%, due 11/15/16	14,633	14,719
5.331%, due 02/11/44	400,000	392,732
5.471%, due 01/12/45(a)	1,100,000	1,140,152
5.700%, due 06/11/50	6,400,000	6,486,178
Bear Stearns Mortgage Funding Trust 0.417%, due 02/25/37(a)	1,059,778	1,052,711
Bear Stearns Structured Products, Inc. 5.487%, due 01/26/36(a)	2,546,813	1,609,645
5.563%, due 12/26/46(a)	1,823,462	1,205,483
Carrington Mortgage Loan Trust 0.667%, due 10/25/35(a)	1,256,910	1,186,673
Chevy Chase Mortgage Funding Corp.
0.597%, due 08/25/35 (144A)(a)(b)	124,240	76,631
0.477%, due 05/25/48 (144A)(a)(b)	5,231,898	2,005,967
Citigroup Mortgage Loan Trust, Inc. 2.510%, due 08/25/35(a)	7,803,011	6,889,776
2.560%, due 08/25/35(a)	2,635,442	2,284,850
4.700%, due 12/25/35(a)	12,285,813	11,248,753
0.407%, due 07/25/45(a)	1,418,211	1,088,084
Commercial Mortgage Pass Through Certificates 5.306%, due 12/10/46	1,900,000	1,857,353
Countrywide Alternative Loan Trust
4.653%, due 05/25/35 (144A)(a)(b)	9,146,287	929,390
0.558%, due 03/20/46(a)	361,074	189,094
Countrywide Asset-Backed Certificates 0.427%, due 06/25/37(a)	279,655	271,651
Countrywide Home Loans 5.750%, due 05/25/33	80,585	80,357
0.667%, due 03/25/35(a)	1,741,443	1,027,303
0.637%, due 04/25/35(a)	194,529	110,019
0.687%, due 06/25/35 (144A)(a)(b)	7,553,187	6,198,398
5.607%, due 09/20/36(a)	9,196,067	5,479,099

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Credit Suisse First Boston Mortgage Securities Corp.
0.881%, due 03/25/32 (144A)(a)(b)	$172,622	$143,765
6.500%, due 04/25/33	161,430	163,674
6.000%, due 11/25/35	4,826,722	4,012,964
Credit Suisse Mortgage Capital Certificates 5.658%, due 03/15/39(a)	400,000	416,759
5.467%, due 09/15/39	22,300,000	21,961,633
Daimler Chrysler Auto Trust 1.830%, due 09/10/12(a)	4,422,541	4,447,087
Deutsche Alt-A Securities, Inc. 0.437%, due 08/25/37(a)	200,460	195,030
DSLA Mortgage Loan Trust 2.478%, due 07/19/44(a)	1,490,762	1,118,171
First Horizon Alternative Mortgage Securities 3.936%, due 08/25/35(a)	508,843	486,647
4.353%, due 01/25/36 (144A)(a)(b)	90,453,638	8,365,559
Ford Credit Auto Owner Trust 2.000%, due 12/15/11	1,304,094	1,306,604
1.210%, due 01/15/12	6,586,005	6,599,051
GMAC Mortgage Corp. 5.940%, due 07/01/13	11,853	11,769
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34	869,138	877,320
Green Tree Financial Corp. 6.220%, due 03/01/30	122,503	124,074
Greenpoint Mortgage Funding Trust 0.567%, due 06/25/45(a)	137,811	81,049
0.427%, due 01/25/47(a)	150,730	140,845
Greenwich Capital Commercial Funding Corp. 5.444%, due 03/10/39	9,800,000	9,837,302
4.799%, due 08/10/42(a)	100,000	103,979
GS Mortgage Securities Corp. II 0.441%, due 03/06/20 (144A)(a)(b)	5,475,471	5,302,457
GSR Mortgage Loan Trust 6.000%, due 03/25/32	655	655
2.943%, due 09/25/35(a)	187,071	175,841
3.308%, due 04/25/36(a)	5,031,740	4,194,184
Harborview Mortgage Loan Trust 0.568%, due 05/19/35(a)	2,103,798	1,246,459
0.438%, due 01/19/38(a)	22,993	22,936
0.538%, due 01/19/38(a)	324,186	172,284

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Household Home Equity Loan 1.148%, due 11/20/36(a)	$489,327	$479,678
Indymac ARM Trust 2.342%, due 01/25/32(a)	41,751	31,338
2.503%, due 01/25/32(a)	1,614	1,167
Indymac Index Mortgage Loan Trust 2.785%, due 12/25/34(a)	349,817	256,684
0.437%, due 11/25/46(a)	23,036	22,991
Indymac Residential Asset Backed Trust 0.427%, due 07/25/37(a)	243,830	241,646
JPMorgan Chase Commercial Mortgage Securities 5.420%, due 01/15/49	400,000	391,752
5.882%, due 02/15/51(a)	900,000	904,556
JPMorgan Mortgage Trust 5.017%, due 02/25/35(a)	1,742,928	1,745,981
3.442%, due 07/25/35(a)	9,223,189	8,960,223
5.750%, due 01/25/36	1,861,715	1,631,198
Lehman Brothers-UBS Commercial Mortgage Trust 5.866%, due 09/15/45(a)	15,200,000	15,346,557
Master Alternative Loans Trust 0.747%, due 03/25/36(a)	1,200,914	402,231
Master Asset Securitization Trust 4.500%, due 03/25/18	451,812	451,619
Merrill Lynch Commercial Mortgage Pass-Through Certificates 0.888%, due 07/09/21 (144A)(a)(b)	13,297,259	12,282,804
Merrill Lynch First Franklin Mortgage Loan Trust 0.407%, due 07/25/37(a)	312,362	305,014
Merrill Lynch Mortgage Investments, Inc. 1.347%, due 10/25/35(a)	395,041	330,185
4.250%, due 10/25/35(a)	1,452,876	1,289,114
0.597%, due 11/25/35(a)	302,573	247,526
0.557%, due 02/25/36(a)	2,048,070	1,557,820
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.956%, due 08/12/49(a)	11,800,000	12,037,947
5.485%, due 03/12/51(a)	2,200,000	2,109,862
Mid-State Trust 7.791%, due 03/15/38	195,450	182,696
Morgan Stanley Capital, Inc. 0.410%, due 10/15/20 (144A)(a)(b)	1,049,535	951,752

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
0.407%, due 05/25/37(a)	$1,049,913	$839,081
5.880%, due 06/11/49(a)	3,600,000	3,663,852
5.809%, due 12/12/49	200,000	207,501
Morgan Stanley Reremic Trust 5.808%, due 08/12/45 (144A)(a)(b)	900,000	945,210
Nomura Asset Acceptance Corp. 4.976%, due 05/25/35	8,025,230	5,126,264
Option One Mortgage Loan Trust 0.987%, due 08/25/33(a)	32,363	26,256
0.407%, due 07/25/37(a)	848,298	792,044
Popular ABS Mortgage Pass-Through Trust 0.437%, due 06/25/37(a)	1,984,211	1,718,589
Renaissance Home Equity Loan Trust 0.787%, due 08/25/33(a)	306,638	260,836
Residential Accredit Loans, Inc. 0.747%, due 03/25/33(a)	1,171,812	1,047,839
6.000%, due 06/25/36	4,426,582	2,407,281
0.527%, due 06/25/46(a)	2,828,543	1,178,207
Residential Asset Securities Corp. 0.457%, due 02/25/30(a)	956,342	932,268
Residential Asset Securitization Trust 0.747%, due 05/25/33-01/25/46(a)	3,752,147	2,062,802
Residential Funding Mortgage Securities I 0.697%, due 06/25/18(a)	173,012	172,499
Sequoia Mortgage Trust 0.698%, due 07/20/33(a)	728,400	610,403
SLM Student Loan Trust 0.366%, due 10/25/16(a)	4,406,812	4,403,084
0.766%, due 01/25/17(a)	3,000,000	3,005,281
0.356%, due 04/25/17(a)	2,333,821	2,332,774
0.446%, due 01/25/19(a)	9,642,428	9,580,552
2.846%, due 12/16/19 (144A)(a)(b)	2,200,000	2,200,000
Small Business Administration Participation Certificates 6.220%, due 12/01/28	9,879,580	11,025,343
Soundview Home Equity Loan Trust 0.427%, due 06/25/37(a)	93,272	76,439
Sovereign Commercial Mortgage Securities Trust 5.842%, due 12/22/30 (144A)(a)(b)	1,374,168	1,424,165
Structured Adjustable Rate Mortgage Loan Trust 2.711%, due 01/25/35(a)	4,513,746	3,589,043

Security Description	Par Amount	Value

Asset-Backed Securities - continued
4.541%, due 08/25/35(a)	$353,389	$282,002
Structured Asset Mortgage Investments, Inc. 0.598%, due 07/19/35 (a)	2,310,115	1,983,716
0.577%, due 05/25/45(a)	2,161,366	1,233,082
Structured Asset Securities Corp. 2.942%, due 10/25/35 (144A)(a)(b)	126,721	99,643
Thornburg Mortgage Securities Trust 0.467%, due 10/25/46(a)	1,232,848	1,203,267
Wachovia Asset Securitization, Inc. 0.607%, due 06/25/33(a)	44,890	32,975
Wachovia Bank Commercial Mortgage Trust
0.440%, due 09/15/21 (144A)(a)(b)	3,343,392	3,038,559
5.342%, due 12/15/43	16,700,000	15,254,705
Washington Mutual Pass-Through Certificate 0.887%, due 12/25/27(a)	3,364,239	3,030,582
3.109%, due 02/27/34(a)	583,883	573,640
1.821%, due 06/25/42-08/25/42 (a)	525,611	433,633
Wells Fargo Mortgage Backed Securities Trust 4.252%, due 09/25/33(a)	2,241,444	2,250,151
4.807%, due 03/25/36(a)	11,503,584	10,213,328
4.420%, due 04/25/36(a)	6,819,651	6,510,975
5.698%, due 04/25/36(a)	2,380,096	881,541
5.329%, due 08/25/36(a)	2,752,260	2,728,059

Total Asset-Backed Securities (Cost $389,896,910)		360,804,248

Domestic Bonds & Debt Securities - 26.5%
Automobiles - 0.1%
Daimler Finance North America LLC 7.750%, due 01/18/11	1,700,000	1,756,591
General Motors Corp. 8.375%, due 07/05/33(c)(d)	6,800,000	2,904,244

		4,660,835

Capital Markets - 2.4%
Goldman Sachs Group, Inc. (The) 6.600%, due 01/15/12	10,000,000	10,580,290
0.533%, due 02/06/12(a)	5,400,000	5,266,755
5.700%, due 09/01/12	55,000	58,104
6.250%, due 09/01/17	14,200,000	15,051,347
6.150%, due 04/01/18	1,800,000	1,888,430
7.500%, due 02/15/19	10,000,000	11,195,800
6.750%, due 10/01/37	13,500,000	13,275,252

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Capital Markets - continued
Lehman Brothers Holdings, Inc. 2.851%, due 12/23/08(c)	$12,500,000	$2,500,000
5.625%, due 01/24/13(c)	32,500,000	6,743,750
6.750%, due 12/28/17(c)	14,800,000	25,900
6.875%, due 05/02/18(c)	3,900,000	814,125
Merrill Lynch & Co., Inc. 0.516%, due 07/25/11(a)	3,400,000	3,371,335
Series C 0.768%, due 06/05/12(a)	16,800,000	16,325,601
Series MTN 6.050%, due 08/15/12	11,500,000	12,233,401
6.400%, due 08/28/17	3,100,000	3,237,094
6.875%, due 04/25/18	23,400,000	25,000,490
Morgan Stanley 3.250%, due 12/01/11	7,700,000	7,980,827
0.530%, due 04/19/12(a)	800,000	776,364
Series EMTN
1.041%, due 04/13/16(a)(d)	300,000	311,508
0.754%, due 10/18/16(a)	3,400,000	2,961,893
5.950%, due 12/28/17	48,200,000	48,883,283
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35	495,000	524,007
Scotland International Finance 4.250%, due 05/23/13 (144A)(b)	19,800,000	18,837,938
Small Business Administration
7.449%, due 08/01/10	83,892	84,508
6.353%, due 03/10/11	11,207	11,556
5.471%, due 03/10/18	3,994,716	4,290,597
5.500%, due 10/01/18	64,421	69,287

		212,299,442

Chemicals - 0.6%
Dow Chemical Co.
4.850%, due 08/15/12	26,100,000	27,545,575
6.000%, due 10/01/12	3,300,000	3,557,977
7.375%, due 11/01/29	185,000	205,912
ICI Wilmington, Inc. 5.625%, due 12/01/13	340,000	368,718
NGPL PipeCo LLC 7.119%, due 12/15/17 (144A)(b)	16,400,000	15,663,656
Rohm & Haas Co. 6.000%, due 09/15/17	8,500,000	9,283,828

		56,625,666

Commercial & Professional Services - 0.1%
RR Donnelley & Sons Co. 4.950%, due 04/01/14	6,200,000	6,323,547

Security Description	Par Amount	Value

Commercial Banks - 7.4%
ABN AMRO N.A. Holding Capital 6.523%, due 12/29/49 (144A)(a)(b)	$345,000	$276,000
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A)(b)	8,000,000	8,869,320
Bank of China (Hong Kong), Ltd. 5.550%, due 02/11/20 (144A)(b)	2,500,000	2,526,584
Bank of Montreal, Series CB2 2.850%, due 06/09/15 (144A)(b)	5,600,000	5,698,050
Barclays Bank Plc
5.450%, due 09/12/12	39,300,000	41,786,432
5.000%, due 09/22/16	26,400,000	27,115,704
0.713%, due 03/23/17(a)	1,500,000	1,374,317
6.050%, due 12/04/17 (144A)(b)	59,400,000	60,037,837
10.179%, due 06/12/21 (144A)(b)	18,080,000	22,682,300
7.434%, due 09/29/49 (144A)(a)(b)	6,700,000	6,030,000
Citibank N.A. 1.875%, due 05/07/12- 06/04/12	3,800,000	3,879,654
Credit Agricole S.A. 8.375%, due 10/31/49 (144A)(a)(b)	46,000,000	43,700,000
Danske Bank AS 2.500%, due 05/10/12 (144A)(b)	4,500,000	4,610,668
Deutsche Bank AG London 6.000%, due 09/01/17	26,200,000	28,938,948
Dexia Credit Local 0.808%, due 04/29/14 (144A)(a)(b)	1,200,000	1,201,641
DnB NOR Bank ASA 0.768%, due 09/01/16(a)	1,500,000	1,465,710
Export-Import Bank of Korea 5.125%, due 06/29/20	4,300,000	4,334,047
Fortis Bank Nederland Holding NV 3.000%, due 04/17/12(d)	1,600,000	2,018,264
HSBC Capital Funding LP 4.610%, due 12/31/49 (144A)(a)(b)	585,000	520,596
ING Bank NV 1.333%, due 03/30/12 (144A)(a)(b)	66,800,000	67,049,765

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Commercial Banks - continued
Intesa Sanpaolo/New York, Series YCD 2.375%, due 12/21/12	$45,500,000	$45,137,866
Key Bank N.A., Series EMTN 0.815%, due 11/21/11(a)(d)	500,000	589,631
LeasePlan Corp. NV 3.125%, due 02/10/12(d)	7,700,000	9,749,805
Lloyds TSB Bank Plc 12.000%, due 12/31/49 (144A)(a)(b)	5,800,000	5,830,179
Rabobank Nederland 11.000%, due 12/29/49 (144A)(a)(b)	277,000	342,896
RBS Capital Trust II 6.425%, due 12/29/49	120,000	60,600
Resona Bank, Ltd. 5.850%, due 04/15/16 (144A)(a)(b)	4,400,000	4,163,271
Royal Bank of Scotland Group Plc
7.640%, due 03/31/49	14,500,000	8,373,750
6.990%, due 10/29/49 (144A)(b)	2,000,000	1,310,000
Royal Bank of Scotland Plc
0.823%, due 04/08/11 (144A)(a)(b)	11,100,000	11,084,782
3.000%, due 12/09/11 (144A)(b)	28,900,000	29,679,924
Societe Financement de l’Economie Francaise 0.504%, due 07/16/12 (144A)(a)(b)	57,000,000	57,300,960
Societe Generale
5.922%, due 04/29/49 (144A)(a)(b)	13,200,000	10,005,138
8.875%, due 06/29/49(a)(e)	5,000,000	7,099,820
Svenska Handelsbanken AB 1.536%, due 09/14/12 (144A)(a)(b)	34,000,000	34,153,442
UBS AG
1.584%, due 02/23/12(a)	9,600,000	9,637,920
5.875%, due 12/20/17	21,700,000	23,003,649
USB Capital IX 6.189%, due 04/15/49(a)	8,125,000	5,941,813
Wachovia Bank N.A. 0.867%, due 03/15/16(a)	6,000,000	5,597,388
Wachovia Corp. 0.433%, due 10/15/11(a)	14,900,000	14,797,101

Security Description	Par Amount	Value

Commercial Banks - continued
Westpac Banking Corp. 0.784%, due 07/16/14 (144A)(a)(b)	$29,000,000	$29,183,338
Westpac Capital Trust III 5.819%, due 09/30/13 (144A)(a)(b)	80,000	73,680
Westpac Capital Trust IV 5.256%, due 03/31/16 (144A)(a)(b)	165,000	141,709

		647,374,499

Computers & Peripherals - 0.2%
International Business Machines Corp. 5.700%, due 09/14/17	19,300,000	22,465,779

Construction Materials - 0.0%
C10 Capital, Ltd. 6.722%, due 12/18/49(a)	4,800,000	3,171,600
C8 Capital SPV, Ltd. 6.640%, due 12/31/14 (144A)(a)(b)	1,700,000	1,120,995

		4,292,595

Consumer Finance - 2.0%
Ally Financial, Inc. 6.875%, due 09/15/11-08/28/12	2,000,000	2,017,691
7.250%, due 03/02/11	5,000,000	5,054,115
5.375%, due 06/06/11(d)	4,000,000	4,940,778
6.000%, due 12/15/11	6,047,000	6,051,732
7.000%, due 02/01/12	7,700,000	7,728,236
6.625%, due 05/15/12	10,300,000	10,276,753
8.300%, due 02/12/15 (144A)(b)	3,500,000	3,552,500
American Express Bank FSB S.A. 5.500%, due 04/16/13	16,700,000	18,056,574
6.000%, due 09/13/17	34,000,000	37,372,120
American Express Centurion Bank 6.000%, due 09/13/17	34,000,000	37,416,116
Capital One Financial Corp. 6.750%, due 09/15/17	10,600,000	12,158,200
Ford Motor Credit Co. LLC 7.250%, due 10/25/11	1,300,000	1,335,864
9.750%, due 09/15/10	4,100,000	4,150,860
7.375%, due 02/01/11	5,400,000	5,501,871
3.048%, due 01/13/12(a)	9,000,000	8,752,500
7.800%, due 06/01/12	800,000	824,168
7.000%, due 10/01/13	500,000	510,197
12.000%, due 05/15/15	4,000,000	4,634,752

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Consumer Finance - continued
8.000%, due 12/15/16	$500,000	$511,933
GMAC International Finance B.V. 7.500%, due 04/21/15(d)	2,800,000	3,265,190

		174,112,150

Diversified Financial Services - 6.7%
ANZ Capital Trust II 5.360%, due 12/29/49 (144A)(b)	525,000	505,708
Bank of America Corp. 2.375%, due 06/22/12	29,000,000	29,898,855
5.650%, due 05/01/18	17,800,000	18,270,347
8.000%, due 12/29/49(a)	5,000,000	4,836,350
Bear Stearns & Co., Inc. 6.400%, due 10/02/17	19,300,000	21,468,780
CIT Group, Inc. 7.000%, due 05/01/13- 05/01/17	7,827,626	7,284,153
Citigroup Capital XXI 8.300%, due 12/21/57(a)	35,900,000	35,143,874
Citigroup Funding, Inc. 2.250%, due 12/10/12	5,100,000	5,253,061
Citigroup, Inc. 2.125%, due 04/30/12	2,600,000	2,664,914
5.625%, due 08/27/12	1,000,000	1,031,035
5.500%, due 04/11/13-10/15/14	52,900,000	54,637,122
6.125%, due 11/21/17-05/15/18	47,500,000	49,676,612
8.500%, due 05/22/19	3,800,000	4,537,394
5.875%, due 05/29/37	7,000,000	6,586,160
GATX Financial Corp. 5.800%, due 03/01/16	5,000,000	5,325,320
General Electric Capital Corp. 3.000%, due 12/09/11	1,400,000	1,446,711
2.250%, due 03/12/12	37,700,000	38,694,564
2.000%, due 09/28/12	10,000,000	10,244,340
6.750%, due 03/15/32	165,000	178,099
6.875%, due 01/10/39	6,500,000	7,200,498
6.500%, due 09/15/67 (144A)(a)(b)(e)	11,900,000	15,812,571
6.375%, due 11/15/67(a)	5,400,000	5,055,750
International Lease Finance Corp. 5.450%, due 03/24/11	4,500,000	4,457,250
5.750%, due 06/15/11	12,500,000	12,328,125
1.058%, due 08/15/11(a)(d)	30,400,000	34,481,396
5.400%, due 02/15/12	16,642,000	15,851,505
5.300%, due 05/01/12	24,700,000	23,341,500
5.250%, due 01/10/13	2,900,000	2,668,000
6.375%, due 03/25/13	2,900,000	2,733,250
5.875%, due 05/01/13	1,600,000	1,484,000

Security Description	Par Amount	Value

Diversified Financial Services - continued
JPMorgan Chase & Co. 6.950%, due 08/10/12	$8,200,000	$8,998,746
0.866%, due 06/13/16(a)	5,300,000	4,993,141
6.000%, due 10/01/17-01/15/18	38,600,000	42,326,321
7.250%, due 02/01/18	5,000,000	5,847,205
JPMorgan Chase Capital XXI Series U 1.294%, due 02/02/37(a)	27,300,000	19,916,988
LBG Capital No.1 Plc, Series 144 7.875%, due 11/01/20	285,000	232,275
Macquarie Bank Ltd. 2.600%, due 01/20/12 (144A)(b)	2,200,000	2,248,651
Nationwide Building Society 6.250%, due 02/25/20 (144A)(b)	10,800,000	11,416,928
Pearson Dollar Finance Plc 5.700%, due 06/01/14 (144A)(b)	13,500,000	14,773,711
SLM Corp. 0.476%, due 07/26/10(a)	12,235,000	12,234,315
0.737%, due 03/15/11(a)	1,298,000	1,269,740
3.814%, due 03/15/12(a)	1,500,000	1,387,020
5.000%, due 10/01/13	2,839,000	2,715,978
0.616%, due 01/27/14(a)	11,400,000	9,406,676
4.750%, due 03/17/14(d)	4,600,000	5,074,532
5.375%, due 05/15/14	7,035,000	6,437,940
Teco Finance, Inc. 6.750%, due 05/01/15	4,400,000	5,014,200
Temasek Financial I, Ltd. 4.300%, due 10/25/19 (144A)(b)	5,500,000	5,739,860
Trans Capital Investment, Ltd. 8.700%, due 08/07/18 (144A)(b)	2,800,000	3,271,304

		586,402,775

Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.300%, due 01/15/38	6,400,000	6,968,768
CenturyTel, Inc. 6.000%, due 04/01/17	5,000,000	4,991,785
Deutsche Telekom International Finance B.V. 8.750%, due 06/15/30	50,000	64,757
Embarq Corp. 7.995%, due 06/01/36	6,600,000	6,567,753
France Telecom S.A. 8.500%, due 03/01/31	165,000	227,698

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Telecommunication Services - continued
Qwest Capital Funding, Inc. 7.250%, due 02/15/11	$8,000,000	$8,200,000
Qwest Corp. 8.875%, due 03/15/12	1,720,000	1,853,300
SBC Communications, Inc. 5.100%, due 09/15/14	380,000	421,951
5.625%, due 06/15/16	455,000	516,370
Sprint Capital Corp. 8.750%, due 03/15/32	6,900,000	6,624,000
Verizon Global Funding Corp. 7.375%, due 09/01/12	185,000	207,951
Verizon New York, Inc. 6.875%, due 04/01/12	325,000	351,330
7.375%, due 04/01/32	155,000	175,777
Verizon Wireless Capital LLC 3.065%, due 05/20/11(a)	3,900,000	3,987,929

		41,159,369

Electric Utilities - 1.1%
Arizona Public Service Co. 4.650%, due 05/15/15	165,000	175,146
Centrais Eletricas Brasileiras S.A. 6.875%, due 07/30/19 (144A)(b)	54,400,000	59,228,000
Consumers Energy Co. 5.000%, due 02/15/12	2,500,000	2,634,555
Dominion Resources, Inc. 6.300%, due 03/15/33	210,000	231,926
DTE Energy Co. 6.375%, due 04/15/33	260,000	274,024
Electricite de France
5.500%, due 01/26/14 (144A)(b)	5,100,000	5,641,166
6.500%, due 01/26/19 (144A)(b)	5,100,000	5,944,381
6.950%, due 01/26/39 (144A)(b)	5,100,000	6,168,042
Enel Finance International S.A.
6.250%, due 09/15/17 (144A)(b)	9,350,000	10,148,967
Nisource Finance Corp. 6.150%, due 03/01/13	475,000	518,308
Pepco Holdings, Inc. 6.450%, due 08/15/12	90,000	100,315
7.450%, due 08/15/32	180,000	215,733
Progress Energy, Inc. 7.100%, due 03/01/11	1,600,000	1,663,898
6.850%, due 04/15/12	650,000	707,114

		93,651,575

Security Description	Par Amount	Value

Energy Equipment & Services - 0.0%
Transocean, Inc. 6.800%, due 03/15/38	$1,000,000	$903,795

Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 5.800%, due 02/15/18	6,600,000	7,786,852

Food Products - 0.3%
Kraft Foods, Inc. 6.125%, due 02/01/18	23,500,000	26,711,110
6.875%, due 02/01/38	2,100,000	2,448,999

		29,160,109

Health Care Equipment & Supplies - 0.0%
Covidien International Finance S.A. 6.000%, due 10/15/17	2,600,000	3,021,743

Health Care Providers & Services - 0.2%
Prudential Holding LLC 8.695%, due 12/18/23 (144A)(b)	150,000	179,532
UnitedHealth Group, Inc. 6.000%, due 02/15/18	11,100,000	12,395,825
6.875%, due 02/15/38	2,200,000	2,495,284

		15,070,641

Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. 7.250%, due 02/01/14	5,500,000	5,589,375
PSEG Power LLC 5.500%, due 12/01/15	420,000	464,930
8.625%, due 04/15/31	245,000	322,918

		6,377,223

Insurance - 1.0%
American General Finance Corp. 4.625%, due 09/01/10	3,000,000	3,000,000
4.875%, due 07/15/12	800,000	728,000
Series A 4.625%, due 06/22/11(d)	1,170,000	1,365,608
Series H 4.000%, due 03/15/11	9,200,000	8,947,000
Series J 0.787%, due 12/15/11(a)	3,400,000	3,049,259
6.900%, due 12/15/17	3,200,000	2,564,000
American International Group, Inc. 4.250%, due 05/15/13	8,545,000	8,288,650
5.050%, due 10/01/15	5,100,000	4,711,125
5.850%, due 01/16/18	23,700,000	21,300,375
5.250%/6.250%, due 11/16/22(f)	3,163,000	2,186,424
8.000%, due 05/22/38(a)(d)	2,750,000	2,516,599
8.625%, due 05/22/38(a)(e)	5,500,000	6,247,842
ASIF I 0.466%, due 07/26/10(a)	10,000,000	9,965,820

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Insurance - continued
CNA Financial Corp. 5.850%, due 12/15/14	$5,000,000	$5,185,030
ING Capital Funding Trust III 8.439%, due 12/31/49(a)	200,000	175,000
Liberty Mutual Group, Inc. 5.750%, due 03/15/14 (144A)(b)	5,750,000	5,984,566
Nationwide Financial Services, Inc. 6.250%, due 11/15/11	55,000	57,733
5.900%, due 07/01/12	60,000	63,752
Pacific LifeCorp. 6.000%, due 02/10/20 (144A)(b)	2,600,000	2,764,193
Principal Life Income Funding Trusts 5.300%, due 04/24/13	3,400,000	3,678,946

		92,779,922

Media - 0.5%
British Sky Broadcasting Group Plc 6.100%, due 02/15/18 (144A)(b)	15,000,000	16,861,755
Comcast Corp. 7.050%, due 03/15/33	75,000	86,853
Cox Communications, Inc. 4.625%, due 06/01/13	430,000	458,799
News America Holdings, Inc. 8.250%, due 08/10/18	110,000	138,186
7.750%, due 01/20/24	25,000	30,453
Time Warner Cos., Inc.
5.875%, due 11/15/16	6,500,000	7,337,324
9.150%, due 02/01/23	155,000	209,106
8.375%, due 03/15/23	260,000	334,050
7.625%, due 04/15/31	310,000	373,976
Viacom, Inc. 6.250%, due 04/30/16	15,000,000	17,034,735

		42,865,237

Metals & Mining - 0.1%
Vale Overseas, Ltd. 6.875%, due 11/21/36	8,200,000	8,569,090

Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp. 7.000%, due 08/15/14	800,000	817,000
Duke Capital LLC
6.250%, due 02/15/13	375,000	407,630
8.000%, due 10/01/19	55,000	66,264
El Paso Corp. 7.750%, due 01/15/32	2,715,000	2,696,600
Gaz Capital S.A.
8.146%, due 04/11/18 (144A)(b)	12,400,000	13,593,500

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
8.625%, due 04/28/34	$23,300,000	$26,824,125
Husky Energy, Inc. 6.150%, due 06/15/19	215,000	238,732
Kinder Morgan Energy Partners LP
7.400%, due 03/15/31	225,000	249,611
7.750%, due 03/15/32	135,000	153,346
7.300%, due 08/15/33	90,000	98,714
Magellan Midstream Partners 5.650%, due 10/15/16	385,000	410,170
Shell International Finance B.V. 5.500%, due 03/25/40	4,100,000	4,382,674
Total Capital S.A. 4.450%, due 06/24/20	3,100,000	3,170,661
TransCanada Pipelines, Ltd. 7.625%, due 01/15/39	2,500,000	3,204,460
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12	35,000	39,382
Valero Energy Corp. 7.500%, due 04/15/32	225,000	236,536
Williams Cos., Inc.
6.375%, due 10/01/10 (144A)(b)	2,900,000	2,925,282
7.500%, due 01/15/31	592,000	631,412

		60,146,099

Paper & Forest Products - 0.1%
International Paper Co. 5.250%, due 04/01/16	6,500,000	6,877,650

Pharmaceuticals - 0.8%
GlaxoSmithKline Capital, Inc. 4.850%, due 05/15/13	49,400,000	54,045,378
Roche Holdings, Inc. 7.000%, due 03/01/39 (144A)(b)	8,000,000	10,444,136
Wyeth
5.500%, due 03/15/13-02/15/16	7,500,000	8,505,213
6.450%, due 02/01/24	160,000	189,715

		73,184,442

Real Estate Investment Trusts (REITs) - 0.1%
HCP, Inc. 6.700%, due 01/30/18	7,500,000	7,918,808
Health Care Property Investors, Inc. 5.950%, due 09/15/11	4,100,000	4,251,470

		12,170,278

Road & Rail - 0.3%
Con-way, Inc. 7.250%, due 01/15/18	10,000,000	10,872,990

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Road & Rail - continued
CSX Corp. 6.250%, due 03/15/18	$10,000,000	$11,499,760
Norfolk Southern Corp.
5.590%, due 05/17/25	60,000	64,445
7.800%, due 05/15/27	7,000	9,033
5.640%, due 05/17/29	168,000	177,534
7.250%, due 02/15/31	65,000	80,104
Union Pacific Corp. 6.625%, due 02/01/29	50,000	58,239

		22,762,105

Specialty Retail - 0.2%
Home Depot, Inc. 5.400%, due 03/01/16	5,000,000	5,571,905
Limited Brands, Inc. 6.900%, due 07/15/17	15,000,000	15,112,500

		20,684,405

Tobacco - 0.2%
Altria Group, Inc. 4.125%, due 09/11/15	7,600,000	7,752,403
Philip Morris International, Inc. 6.375%, due 05/16/38	4,100,000	4,828,181
Reynolds American, Inc. 7.625%, due 06/01/16	2,400,000	2,725,190

		15,305,774

Trading Companies & Distributors - 0.1%
GATX Corp. 6.000%, due 02/15/18	5,000,000	5,332,875

Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc.
7.875%, due 03/01/11	40,115,000	41,953,591
8.125%, due 05/01/12	5,000	5,597
8.750%, due 03/01/31	245,000	337,271
Cingular Wireless LLC 6.500%, due 12/15/11	700,000	752,904
Sprint Nextel Corp. 6.000%, due 12/01/16	11,250,000	10,153,125

		53,202,488

Total Domestic Bonds & Debt Securities (Cost $2,296,396,350)		2,325,568,960

Foreign Bonds & Debt Securities - 2.3%
Aruba Guilder - 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13	220,000	246,563

Security Description	Par Amount	Value

Brazil - 1.6%
Brazil Notas do Tesouro Nacional, Series F 10.000%, due 01/01/10- 01/01/12(g)	$25,012,200	$138,666,179

Canada - 0.3%
Canadian Government Bond
2.000%, due 12/01/14(h)	18,900,000	17,638,812
4.500%, due 06/01/15(h)	2,700,000	2,809,488

		20,448,300

Cayman Islands - 0.0%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14 (144A)(b)	245,000	271,663
Mizuho Finance 5.790%, due 04/15/14 (144A)(b)	315,000	340,539
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A)(b)	1,695,561	1,692,557

		2,304,759

Denmark - 0.3%
Nykredit Realkredit A.S.
2.537%, due 04/01/38(a)(i)	23,700,569	3,827,082
2.537%, due 10/01/38(a)(i)	25,249,169	4,043,567
Realkredit Danmark A.S. 2.450%, due 01/01/38(a)(i)	121,084,797	19,430,443

		27,301,092

France - 0.0%
AXA S.A. 8.600%, due 12/15/30	60,000	67,942
France Telecom S.A. 7.750%, due 03/01/31	400,000	417,467

		485,409

Mexico - 0.1%
United Mexican States 6.050%, due 01/11/40	5,100,000	5,406,000

Netherlands - 0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13	425,000	457,588

Norway - 0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A)(a)(b)	115,000	114,204

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Panama - 0.0%
Panama Government International Bond 9.375%, due 04/01/29	$1,161,000	$1,613,790
Republic of Panama 6.700%, due 01/26/36	1,150,000	1,273,625

		2,887,415

Russia - 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13 (144A)(b)	130,000	145,470

Singapore - 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A)(a)(b)	470,000	496,441

South Africa - 0.0%
South Africa Government International Bond 5.875%, due 05/30/22	700,000	739,813

South Korea - 0.0%
Standard Chartered First Bank Korea, Ltd. 7.267%, due 03/03/34 (144A)(a)(b)	240,000	243,286
Woori Bank Korea 6.025%, due 03/13/14 (144A)(a)(b)	305,000	281,041

		524,327

Sweden - 0.0%
Swedbank A.B. 3.625%, due 12/02/11(d)	1,400,000	1,773,821

United Kingdom - 0.0%
British Telecom Plc 9.375%, due 12/15/10	190,000	196,524
HBOS Capital Funding LP 6.071%, due 06/30/49(144A)(a)(b)	45,000	31,500

		228,024

Total Foreign Bonds & Debt Securities (Cost $193,423,134)		202,225,405

U. S. Government & Agency Obligations - 54.0%
Federal Home Loan Bank 0.875%, due 08/22/12	7,900,000	7,911,968
Federal Home Loan Mortgage Corp. 6.500%, due 04/01/11-01/15/24	117,290	128,650
6.000%, due 05/01/11-04/01/23	5,235,208	5,774,991
1.125%, due 06/01/11(j)	33,600,000	33,817,762

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - continued
1.125%, due 07/27/12	$8,600,000	$8,665,231
5.500%, due 05/01/14-02/01/40	90,601,210	97,473,310
1.875%, due 11/15/23(a)	1,658,003	1,669,154
5.000%, due 11/15/24-04/15/30	14,026,622	14,288,708
3.323%, due 01/01/29(a)	1,204,189	1,251,321
2.663%, due 11/01/31(a)	61,350	63,710
3.500%, due 07/15/32	194,361	201,348
3.689%, due 08/01/32(a)	249,949	258,522
0.600%, due 07/15/34(a)	358,064	361,340
2.609%, due 10/01/34(a)	190,356	195,859
2.661%, due 11/01/34(a)	336,445	348,483
3.183%, due 11/01/34(a)	117,834	122,907
3.310%, due 11/01/34(a)	154,581	161,053
3.345%, due 11/01/34(a)	86,219	89,810
2.628%, due 01/01/35(a)	753,833	781,623
2.921%, due 01/01/35(a)	176,764	183,796
2.483%, due 02/01/35(a)	209,779	215,481
2.619%, due 02/01/35(a)	345,567	360,635
2.708%, due 02/01/35(a)	163,430	170,816
2.744%, due 02/01/35(a)	212,029	221,746
2.807%, due 02/01/35(a)	210,650	219,468
2.850%, due 02/01/35(a)	106,659	111,325
3.065%, due 02/01/35(a)	169,754	177,758
5.152%, due 03/01/35(a)	1,554,504	1,650,121
2.967%, due 06/01/35(a)	4,538,961	4,714,428
3.198%, due 08/01/35(a)	2,335,044	2,445,450
4.887%, due 09/01/35(a)	2,492,756	2,561,039
5.244%, due 09/01/35(a)	646,937	670,944
5.500%, due TBA(k)	187,000,000	200,402,500
Federal National Mortgage Assoc. 5.500%, due 11/01/10-03/01/38	40,730,484	43,873,907
7.000%, due 04/01/11-05/01/11	1,386	1,406
8.000%, due 11/01/13-10/01/25	11,725	12,872
6.500%, due 12/01/13-10/01/17	505,275	550,295
6.000%, due 09/01/16-09/01/39	453,675,866	493,578,169
2.552%, due 10/01/28(a)	254,522	264,979
7.500%, due 09/01/30	2,466	2,813
6.262%, due 02/01/31(a)	288,375	296,359
2.881%, due 09/01/31(a)	131,360	135,945
0.748%, due 09/18/31(a)	983,782	988,796
1.247%, due 04/25/32(a)	409,794	417,299
2.761%, due 07/01/32(a)	46,651	48,020
2.834%, due 09/01/32(a)	513,336	531,931
3.291%, due 11/01/32(a)	261,592	272,062
2.525%, due 03/01/33(a)	11,291	11,792
1.869%, due 06/01/33(a)	132,821	135,783
3.251%, due 07/01/33(a)	98,738	103,111
3.306%, due 04/01/34(a)	36,048	37,544

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - continued
2.535%, due 05/01/34(a)	$2,042,946	$2,126,637
4.914%, due 09/01/34(a)	285,969	297,083
5.026%, due 09/01/34(a)	3,584,696	3,741,660
3.028%, due 10/01/34(a)	56,294	58,805
2.817%, due 11/01/34(a)	8,708,330	9,101,592
2.924%, due 11/01/34(a)	19,025	19,784
3.172%, due 11/01/34(a)	472,377	492,549
2.576%, due 12/01/34(a)	6,755,388	6,988,665
2.585%, due 12/01/34(a)	2,273,404	2,351,487
2.853%, due 12/01/34(a)	192,497	200,764
2.025%, due 01/01/35(a)	645,044	669,209
2.640%, due 01/01/35(a)	259,165	269,501
2.772%, due 01/01/35(a)	242,075	252,791
2.851%, due 01/01/35(a)	74,556	77,958
2.852%, due 01/01/35(a)	205,329	214,630
2.572%, due 02/01/35(a)	672,137	700,751
2.797%, due 02/01/35(a)	130,494	136,474
2.352%, due 03/01/35(a)	256,505	263,670
2.812%, due 04/01/35(a)	401,204	420,620
2.578%, due 05/01/35(a)	234,659	244,157
2.687%, due 05/01/35(a)	1,636,361	1,703,905
2.845%, due 05/25/35(a)	4,435,645	4,639,996
4.189%, due 08/01/35(a)	2,647,148	2,747,191
4.730%, due 08/01/35(a)	2,769,219	2,863,955
4.721%, due 09/01/35(a)	5,595,529	5,827,012
4.726%, due 10/01/35(a)	3,093,091	3,217,493
2.385%, due 11/01/35(a)	1,114,052	1,140,950
3.030%, due 11/01/35(a)	1,471,259	1,541,808
4.648%, due 11/01/35(a)	2,066,685	2,147,664
5.379%, due 01/01/36(a)	1,023,433	1,095,570
6.268%, due 08/01/36(a)	1,555,317	1,640,739
4.680%, due 12/01/36(a)	973,000	1,016,772
6.000%, due 08/01/37(j)	39,592,290	43,021,970
1.621%, due 08/01/41-10/01/44(a)	4,613,080	4,628,957
1.671%, due 09/01/41(a)	2,324,892	2,349,567
4.000%, due TBA(k)	39,000,000	39,505,791
4.500%, due TBA(k)	229,000,000	236,729,901
5.500%, due TBA(k)	56,000,000	60,232,036
6.000%, due TBA(k)	200,000,000	216,870,088
FHLMC Structured Pass Through Securities 1.821%, due 07/25/44(a)	12,789,022	12,999,128
1.621%, due 10/25/44-02/25/45(a)	2,658,310	2,697,414
Government National Mortgage Assoc. 6.000%, due 04/15/14-06/15/38	2,250,386	2,457,661
3.375%, due 02/20/22-02/20/27(a)	128,481	131,705
4.375%, due 04/20/22-05/20/32(a)	329,686	340,785
7.000%, due 10/15/23	35,540	40,131

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - continued
7.500%, due 01/15/26-04/15/31	$5,878,592	$6,414,820
3.125%, due 01/20/26-11/20/30(a)	243,529	249,577
3.625%, due 08/20/27-09/20/33(a)	463,243	476,447
3.250%, due 02/20/28-01/20/30(a)	134,651	137,945
4.875%, due 04/20/29(a)	19,208	19,914
0.850%, due 02/16/30(a)	33,558	33,664
0.650%, due 01/16/31(a)	90,693	91,084
3.500%, due 10/20/31(a)	7,492	7,696
2.750%, due 03/20/32(a)	1,411	1,442
4.500%, due 04/20/32(a)	13,463	13,926
3.000%, due 03/20/33(a)	13,797	14,118
6.500%, due 06/15/37-02/15/39	46,234,841	50,861,582
6.000%, due TBA(k)	4,000,000	4,359,376
U.S. Treasury Bond 8.750%, due 05/15/20	19,000,000	28,399,072
4.375%, due 11/15/39(j)	27,600,000	29,799,389
4.625%, due 02/15/40	59,500,000	66,891,030
4.375%, due 05/15/40	45,800,000	49,542,639
U.S. Treasury Inflation Index Bond 2.375%, due 01/15/25-01/15/27	20,302,740	22,550,495
2.000%, due 01/15/26	1,427,842	1,513,847
1.750%, due 01/15/28	6,867,762	6,983,655
U.S. Treasury Note 0.750%, due 05/31/12(j)	518,800,000	520,380,784
0.625%, due 06/30/12	297,300,000	297,370,163
1.375%, due 05/15/13	99,000,000	100,222,254
1.125%, due 06/15/13	149,300,000	149,917,505
2.250%, due 01/31/15	22,700,000	23,269,271
2.375%, due 02/28/15	218,500,000	225,226,959
2.500%, due 04/30/15-06/30/17	411,400,000	417,209,862
2.125%, due 05/31/15	55,800,000	56,767,907
1.875%, due 06/30/15	107,100,000	107,526,793
3.125%, due 04/30/17	139,200,000	145,485,753
2.750%, due 05/31/17(j)	169,600,000	173,150,995
2.750%, due 02/15/19	34,300,000	34,176,726
3.625%, due 08/15/19-02/15/20	197,500,000	208,775,704
3.375%, due 11/15/19	61,200,000	63,394,632
3.500%, due 05/15/20	325,900,000	340,533,888

Total U.S. Government & Agency Obligations (Cost $4,647,312,688)		4,740,922,230

Convertible Bonds - 0.5%
Energy Equipment & Services - 0.5%
Transocean, Inc., Series B 1.500%, due 12/15/37 (Cost - $41,431,054)	44,600,000	39,805,500

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Loan Participation - 0.2%
Automobile - 0.1%
Ford Motor Co.
3.350%, due 11/29/13-12/16/13 (144A)(b)	$3,525,703	$3,342,384
3.310%, due 12/15/13 (144A)(b)	3,186,641	3,020,952

		6,363,336

Finance - 0.1%
American General Finance Corp. 7.250%, due 04/08/15 (144A)(b)	7,900,000	7,710,400
CIT Group, Inc. 9.500%, due 01/18/12 (b)	2,265,058	2,312,125

		10,022,525

Total Loan Participation (Cost $16,645,649)		16,385,861

Preferred Stocks - 0.7%
Commercial Banks - 0.6%
Wells Fargo Co. 7.980%, due 03/15/18(a)	50,400,000	52,164,000

Diversified Financial Services - 0.1%
JPMorgan Chase & Co. Series 1 7.900%, due 12/31/49(a)	8,200,000	8,479,612

Total Preferred Stocks (Cost $56,112,132)		60,643,612

Convertible Preferred Stocks - 0.6%
Commercial Banks - 0.6%
Wells Fargo & Co., Series L 7.500%	53,950	50,227,450

Insurance - 0.0%
American International Group, Inc. 8.500%, due 08/01/11	168,900	1,621,440

Total Convertible Preferred Stocks (Cost $52,682,153)		51,848,890

Warrant - 0.0%
Commercial Banks - 0.0%
Royal Bank of Scotland NV* (Cost - $327,772)	327,772	327,772

Short-Term Investments - 19.9%
Discount Notes - 8.8%
Federal Home Loan Bank 0.200%, due 08/04/10(l)	$31,700,000	31,694,012
0.205%, due 09/03/10(l)	338,000,000	337,876,818

Security Description	Par Amount	Value

Discount Notes - continued
Federal Home Loan Mortgage Corp. 0.200%, due 07/08/10(l)	$75,800,000	$75,797,052
0.200%, due 08/12/10(l)	6,200,000	6,198,553
0.250%, due 10/13/10(l)	111,000,000	110,919,833
Federal National Mortgage Assoc. 0.220%, due 08/09/10(l)	90,000,000	89,978,550
0.200%, due 08/11/10(l)	46,700,000	46,689,363
0.230%, due 09/08/10(l)	69,000,000	68,969,583

		768,123,764

Repurchase Agreements - 9.7%
Barclays Capital, Inc., Repurchase Agreement, dated 06/30/10 at 0.010% to be repurchased at $365,000,101 on 07/01/10 collateralized by $286,920,000 U.S. Treasury Inflation Index Bond at 2.375% due 01/15/25 with a value of $372,663,216.	365,000,000	365,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement, dated 06/10/10 at 0.160% to be repurchased at $43,006,116 on 07/12/10 collateralized by $46,634,000 U.S. Treasury Note at 1.250% due 11/30/10 with a value of $43,222,967.	43,000,000	43,000,000
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $6,212,000 on 07/01/10 collateralized by $6,340,000 U.S. Treasury Bill at 0.000% due 12/23/10 with a value of $6,336,830.	6,212,000	6,212,000
Morgan Stanley & Co., Repurchase Agreement, dated 06/30/10 at 0.010% to be repurchased at $437,500,122 on 07/01/10 collateralized by $432,340,000 U.S. Treasury Note at 2.250% due 01/31/15 with a value of $447,517,060.	437,500,000	437,500,000

		851,712,000

U.S. Government & Agency Discount Notes - 1.4%
U.S. Treasury Bills 0.000%, due 07/01/10(l)	100,000,000	100,000,000
0.161%, due 07/29/10(l)	3,690,000	3,689,538
0.125%, due 08/26/10(j)(l)	770,000	769,850

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

U.S. Government & Agency Discount Notes - continued
0.215%, due 08/26/10(l)	$19,728,000	$19,721,402

		124,180,790

Total Short-Term Investments (Cost $1,744,016,554)		1,744,016,554

Total Investments - 111.3% (Cost $9,658,338,631#)		9,764,591,296

Other Assets and Liabilities (net) - (11.3)%		(989,453,405)

Net Assets - 100.0%		$8,775,137,891

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $274,115,106 and $167,862,441, respectively, resulting in a net unrealized appreciation of $106,252,665.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Par shown in Euro Currency. Value is shown in USD.
(e)	Par shown in Pound Sterling. Value is shown in USD.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)	Par shown in Brazilian Real. Value is shown in USD.
(h)	Par shown in Canadian Dollar. Value is shown in USD.
(i)	Par shown in Danish Krone. Value is shown in USD.
(j)	Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $800,940,750.
(k)	This security is traded on a “to-be-announced” basis.
(l)	Zero coupon bond - Interest rate represents current yield to maturity.

AMBAC - Ambac Indemnity Corporation

Credit Composition as of June 30, 2010 (Unaudited)
Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	65.6
AA	4.5
A	14.0
BBB	10.6
BB	2.5
B	1.4
C	0.7
D	0.1
Not Rated	0.6

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$—	$222,042,264	$—	$222,042,264
Asset-Backed Securities	—	360,792,479	11,769	360,804,248
Total Domestic Bonds & Debt Securities*	—	2,325,568,960	—	2,325,568,960
Total Foreign Bonds & Debt Securities*	—	202,225,405	—	202,225,405
U. S. Government & Agency Obligations	—	4,740,922,230	—	4,740,922,230
Total Convertible Bonds*	—	39,805,500	—	39,805,500
Total Loan Participation*	—	16,385,861	—	16,385,861
Total Preferred Stocks*	—	60,643,612	—	60,643,612
Total Convertible Preferred Stocks*	51,848,890	—	—	51,848,890
Total Warrant*	327,772	—	—	327,772
Short-Term Investments
Discount Notes	—	768,123,764	—	768,123,764
Repurchase Agreements	845,500,000	6,212,000	—	851,712,000
U.S. Government & Agency Discount Notes	—	124,180,790	—	124,180,790
Total Short-Term Investments	845,500,000	898,516,554	—	1,744,016,554
Total Investments	$897,676,662	$8,866,902,865	$11,769	$9,764,591,296

Forward Contracts**
Forward Contracts to Buy (Appreciation)	$—	$1,187,026	$—	$1,187,026
Forward Contracts to Buy (Depreciation)	—	(2,676,423)	—	(2,676,423)
Forward Contracts to Sell (Appreciation)	—	15,604,446	—	15,604,446
Forward Contracts to Sell (Depreciation)	—	(2,706,797)	—	(2,706,797)
Total Forward Contracts	—	11,408,252	—	11,408,252
Futures Contracts**
Futures Contracts Long (Appreciation)	30,463,452	—	—	30,463,452
Total Futures Contracts	30,463,452	—	—	30,463,452
Written Options**
Call Options Written	(385,255)	(17,247,405)	—	(17,632,660)
Put Options Written	(603,463)	8,103,968	—	7,500,505
Total Written Options	(988,718)	(9,143,437)	—	(10,132,155)

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

Description	Level 1	Level 2	Level 3	Total
SWAP Contracts**
Credit Default SWAPS Buy Protection (Appreciation)	$—	$4,897,781	$—	$4,897,781
Credit Default SWAPS Buy Protection (Depreciation)	—	(1,054,691)	—	(1,054,691)
Credit Default SWAPS Sell Protection (Appreciation)	—	6,392,135	—	6,392,135
Credit Default SWAPS Sell Protection (Depreciation)	—	(2,003,479)	—	(2,003,479)
Interest Rate SWAPS (Appreciation)	—	64,058,628	—	64,058,628
Interest Rate SWAPS (Depreciation)	—	(3,864,920)	—	(3,864,920)
Total SWAP Contracts	—	68,425,454	—	68,425,454

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain	Change in Unrealized Appreciation	Net Sales	Net Transfers out of Level 3	Balance as of June 30, 2010
Asset Backed Securities	$14,398	$29	$103	$(2,761)	$—	$11,769
Domestic Bonds & Debt Securities
Commercial Banks	5,694,954	—	135,225	—	(5,830,179)	—

Total	$5,709,352	$29	$135,328	$(2,761)	$(5,830,179)	$11,769

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$8,912,879,296
Repurchase Agreements	851,712,000
Cash	592,816
Cash denominated in foreign currencies (b)	5,730,580
Receivable for investments sold	687,883,039
Receivable for shares sold	10,013,444
Dividends receivable	257,774
Net variation margin on financial futures contracts	84,255
Interest receivable	47,616,409
Swap interest receivable	1,758,603
Swaps premium paid	16,182,137
Unrealized appreciation on swap contracts	75,348,544
Unrealized appreciation on forward currency exchange contracts	16,791,472

Total assets	10,626,850,369

Liabilities
Payables for:
Investments purchased	1,712,367,461
Payable for cash collateral	70,249,364
Shares redeemed	11,367,386
Unrealized depreciation on forward currency exchange contracts	5,383,220
Unrealized depreciation on swap contracts	6,923,090
Outstanding written options (c)	24,950,566
Swap interest payable	2,059,761
Swap premium received	13,873,958
Accrued Expenses:
Management fees	3,396,038
Distribution and service fees - Class B	703,158
Distribution and service fees - Class E	13,091
Administration fees	41,844
Custodian and accounting fees	22,367
Deferred trustees’ fees	11,173
Other expenses	350,001

Total liabilities	1,851,712,478

Net Assets	$8,775,137,891

Net Assets Represented by
Paid in surplus	$8,310,121,502
Accumulated net realized gain	161,880,038
Unrealized appreciation on investments, futures contracts, options written contracts, swap contracts and foreign currency transactions	233,401,658
Undistributed net investment income	69,734,693

Net Assets	$8,775,137,891

Net Assets
Class A	$5,186,003,169

Class B	3,483,205,785

Class E	105,928,937

Capital Shares Outstanding *
Class A	426,135,214

Class B	289,789,935

Class E	8,764,464

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.09

Class B	12.02

Class E	12.09

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $8,806,626,631.
(b)	Identified cost of cash denominated in foreign currencies was $5,681,806.
(c)	Premiums received on written options were $14,818,410.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$2,507,172
Interest	105,327,725

Total investment income	107,834,897

Expenses
Management fees	18,546,707
Administration fees	226,933
Custodian and accounting fees	555,439
Distribution and service fees - Class B	3,914,136
Distribution and service fees - Class E	78,897
Audit and tax services	37,598
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	228,650
Insurance	21,306
Miscellaneous	14,738

Total expenses	23,654,129

Net investment income	84,180,768

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options Contracts, Swaps Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	41,185,206
Futures contracts	88,039,422
Written options contracts	21,718,360
Swap contracts	32,597,286
Foreign currency transactions	11,520,337

Net realized gain on investments, futures contracts, written options contracts, swaps contracts and foreign currency transactions	195,060,611

Net change in unrealized appreciation (depreciation) on:
Investments	135,718,286
Futures contracts	1,377,623
Written options contracts	(12,291,899)
Forward sales commitments	(531,094)
Swap contracts	28,655,358
Foreign currency transactions	5,730,373

Net change in unrealized appreciation on investments, futures contracts, written options contracts, forward sales commitments, swaps contracts and foreign currency transactions	158,658,647

Net realized and unrealized gain on investments, futures contracts, written options contracts, forward sales commitments, swaps contracts and foreign currency transactions	353,719,258

Net Increase in Net Assets from Operations	$437,900,026

(a)	Net of foreign withholding taxes of $162.

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$84,180,768	$211,230,969
Net realized gain on investments, futures contracts, written options contracts, swaps contracts and foreign currency transactions	195,060,611	229,168,119
Net change in unrealized appreciation on investments, futures contracts, written options contracts, forward sales commitments, swaps contracts and foreign currency transactions	158,658,647	480,006,267

Net increase in net assets resulting from operations	437,900,026	920,405,355

Distributions to Shareholders
From net investment income
Class A	(168,538,898)	(218,957,294)
Class B	(117,649,661)	(116,779,980)
Class E	(3,886,900)	(7,161,135)
From net realized gains
Class A	(24,340,157)	(124,139,741)
Class B	(17,748,769)	(68,114,643)
Class E	(582,497)	(4,152,878)

Net decrease in net assets resulting from distributions	(332,746,882)	(539,305,671)

Net increase in net assets from capital share transactions	1,613,983,653	2,536,132,504

Net Increase in Net Assets	1,719,136,797	2,917,232,188
Net assets at beginning of period	7,056,001,094	4,138,768,906

Net assets at end of period	$8,775,137,891	$7,056,001,094

Undistributed net investment income at end of period	$69,734,693	$275,629,384

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	77,582,832	$934,873,828	99,129,618	$1,115,301,813
Reinvestments	16,167,565	192,879,055	32,675,908	343,097,035
Redemption	(8,374,804)	(101,848,054)	(23,530,018)	(274,464,430)

Net increase	85,375,593	$1,025,904,829	108,275,508	$1,183,934,418

Class B
Sales	56,213,308	$674,152,800	130,582,596	$1,450,557,361
Reinvestments	11,493,924	135,398,430	17,795,440	184,894,623
Redemptions	(17,928,032)	(215,074,033)	(26,345,281)	(300,516,385)

Net increase	49,779,200	$594,477,197	122,032,755	$1,334,935,599

Class E
Sales	613,671	$7,406,504	2,024,486	$23,597,827
Reinvestments	377,164	4,469,397	1,084,757	11,314,013
Redemptions	(1,516,758)	(18,274,274)	(1,527,802)	(17,649,353)

Net increase (decrease)	(525,923)	$(6,398,373)	1,581,441	$17,262,487

Increase derived from capital shares transactions		$1,613,983,653		$2,536,132,504

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data

	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.02		$11.60	$12.29	$11.80	$11.60	$11.40

Income (Loss) from Investment Operations
Net Investment Income(a)	0.14		0.45	0.59	0.56	0.49	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.55		1.47	(0.51)	0.35	0.04	(0.12)

Total From Investment Operations	0.69		1.92	0.08	0.91	0.53	0.28

Less Distributions
Distributions from Net Investment Income	(0.47)		(0.96)	(0.48)	(0.42)	(0.32)	(0.01)
Distributions from Net Realized Capital Gains	(0.07)		(0.54)	(0.29)	—	(0.01)	(0.07)

Total Distributions	(0.54)		(1.50)	(0.77)	(0.42)	(0.33)	(0.08)

Net Asset Value, End of Period	$12.17		$12.02	$11.60	$12.29	$11.80	$11.60

Total Return (%)	5.81		18.39	0.64	7.85	4.80	2.46

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.51	*	0.52	0.52	0.54	0.58	0.57
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.51	*	0.52	0.52	0.54	0.58	0.57
Ratio of Net Investment Income to Average Net Assets (%)	2.27	*	3.93	5.00	4.74	4.28	3.42
Portfolio Turnover Rate (%)	291.0		633.1	800.2	943.9	161.2	344.2
Net Assets, End of Period (in millions)	$5,186.0		$4,095.7	$2,696.4	$3,045.1	$1,445.1	$912.6

	Class B
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.87		$11.47	$12.17	$11.69	$11.50	$11.32

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12		0.42	0.55	0.53	0.46	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.55		1.45	(0.50)	0.34	0.04	(0.12)

Total From Investment Operations	0.67		1.87	0.05	0.87	0.50	0.25

Less Distributions
Distributions from Net Investment Income	(0.45)		(0.93)	(0.46)	(0.39)	(0.30)	—
Distributions from Net Realized Capital Gains	(0.07)		(0.54)	(0.29)	—	(0.01)	(0.07)

Total Distributions	(0.52)		(1.47)	(0.75)	(0.39)	(0.31)	(0.07)

Net Asset Value, End of Period	$12.02		$11.87	$11.47	$12.17	$11.69	$11.50

Total Return (%)	5.71		18.03	0.41	7.56	4.52	2.25

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.76	*	0.77	0.78	0.79	0.83	0.82
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.76	*	0.77	0.78	0.79	0.83	0.82
Ratio of Net Investment Income to Average Net Assets (%)	2.03	*	3.64	4.77	4.51	4.01	3.13
Portfolio Turnover Rate (%)	291.0		633.1	800.2	943.9	161.2	344.2
Net Assets, End of Period (in millions)	$3,483.2		$2,849.6	$1,353.6	$1,274.4	$1,219.1	$1,107.7

Please	see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.93		$11.52	$12.21	$11.73	$11.53	$11.34

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13		0.44	0.57	0.54	0.47	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.55		1.44	(0.51)	0.35	0.05	(0.13)

Total From Investment Operations	0.68		1.88	0.06	0.89	0.52	0.26

Less Distributions
Distributions from Net Investment Income	(0.45)		(0.93)	(0.46)	(0.41)	(0.31)	—
Distributions from Net Realized Capital Gains	(0.07)		(0.54)	(0.29)	—	(0.01)	(0.07)

Total Distributions	(0.52)		(1.47)	(0.75)	(0.41)	(0.32)	(0.07)

Net Asset Value, End of Period	$12.09		$11.93	$11.52	$12.21	$11.73	$11.53

Total Return (%)	5.79		18.21	0.47	7.63	4.67	2.33

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.66	*	0.67	0.67	0.69	0.72	0.72
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.66	*	0.67	0.67	0.69	0.72	0.72
Ratio of Net Investment Income to Average Net Assets (%)	2.15	*	3.82	4.88	4.61	4.10	3.24
Portfolio Turnover Rate (%)	291.0		633.1	800.2	943.9	161.2	344.2
Net Assets, End of Period (in millions)	$105.9		$110.9	$88.8	$132.0	$132.5	$146.6

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is PIMCO Total Return Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Companies (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmarked, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells TBA mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

A Portfolio that enters into mortgage dollar rolls is subject to the risk that the market value of the securities the Portfolio is obligated to repurchase may decline below the agreed upon repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds from the dollar roll may be restricted pending a court determination, a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities sold.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$18,546,707	0.50%	First $	1.2 Billion

	0.475%	Over $	1.2 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the period ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$16,119,805,374	$4,642,397,967	$14,102,602,956	$4,137,512,564

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain exposure to the broad equity markets or to enhance return. Writing puts or buying calls tends to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options purchased to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the option contract, or if the counterparty to the option contract is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Portfolio will realize a loss equal to the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily based on the option’s quoted market price. When an option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying instrument.

Swap Agreements - The Portfolio may enter into swap contracts. Swap contracts are derivatives agreements to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid assets, to avoid any potential leveraging of the Portfolio. The Portfolio may enter into OTC swap transactions with counterparties that are approved by the investment adviser in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which the Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

Interest Rate Swaps - The Portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. The Portfolio may enter into these transactions primarily to manage its exposure to interest rates, to protect against currency fluctuations, or to preserve a return or spread on a particular investment. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap contracts. Interest rate swaps are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolio’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by maintaining a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps - The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. An upfront payment received by the Portfolio is recorded as a liability on the books. An upfront payment made by the Portfolio is recorded as an asset on the books. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the unrealized appreciation of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010 for which a Portfolio is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

At June 30, 2010, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives & Liability Derivatives—Fair Value
Risk Exposure

Interest Rate	Unrealized appreciation on swap contracts	$64,058,628	Unrealized depreciation on swap contracts	$(3,864,920)

	Unrealized appreciation on futures contracts*	84,255	Unrealized depreciation on futures contracts*	—

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	16,791,472	Unrealized depreciation on forward foreign currency exchange contracts	(5,383,220)

Credit	Unrealized appreciation on swap contracts	11,289,916	Unrealized depreciation on swap contracts	(3,058,170)

Total		$92,224,271		$(12,306,310)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

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PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

Risk Exposure

Location Statement of Operations—Net Realized Gain (Loss)	Interest Rate	Foreign Currency Exchange	Credit	Total
Investments	$—	$—	$—	$—
Future contracts	88,039,422	—	—	88,039,422
Swap contracts	21,365,785		11,231,501	32,597,286
Foreign currency transactions	—	11,520,337	—	11,520,337
Written options contracts	21,718,360	—	—	21,718,360

Total	$131,123,567	$11,520,337	$11,231,501	$153,875,405

Statement of Operations—Net Change in Unrealized Gain (Loss)	Interest Rate	Foreign Currency Exchange	Credit	Total
Investments	$—	$—	$—	$—
Future contracts	1,377,623	—	—	1,377,623
Swap contracts	29,348,020	—	(692,662)	28,655,358
Foreign currency transactions	—	5,733,797	—	5,733,797
Written options contracts	(12,291,899)	—	—	(12,291,899)

Total	$18,433,744	$5,733,797	$(692,662)	$23,474,879

For the six months ended June 30, 2010, the average per contract outstanding for each derivative type was as follows:

Average Number of Contracts, Notional Amounts or Shares/Unit	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Credit Risk	Total

Options written(a)	(459,951,249)	—	—	—	(459,951,249)

Swap contracts(a)	—	—	3,210,800,000	359,026,791	3,569,826,791

Futures contracts(b)	—	—	23,559	—	23,559

Foreign currency transactions	—	710,402,007	—	—	710,402,007

(a) Amount(s) represent(s) average notional amounts.

(b) Amount(s) represent(s) average number of contracts or number of shares/units.

6. Futures Contracts

The futures contracts outstanding as of June 30, 2010 and the description and unrealized appreciation were as follows:

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 6/30/2010	Unrealized Appreciation

90 Day EuroDollar Futures	12/13/2010	4,103	$1,012,981,725	$1,017,851,725	$4,870,000

90 Day EuroDollar Futures	03/14/2011	60	14,718,000	14,874,000	156,000

EuroDollar Futures	09/13/2010	4,342	1,078,091,114	1,078,389,975	298,861

U.S. Treasury Note 2 Year Futures	09/30/2010	2,882	627,984,249	630,662,659	2,678,410

U.S. Treasury Note 5 Year Futures	09/30/2010	1,007	117,509,945	119,180,024	1,670,079

U.S. Treasury Note 10 Year Futures	09/21/2010	8,831	1,061,421,351	1,082,211,453	20,790,102

Net Unrealized Appreciation					$30,463,452

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PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Options Written

The options contracts outstanding as of June 30, 2010 and the description and unrealized appreciation (depreciation) were as follows:

Over the Counter Options Written - Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 6/30/2010	Unrealized Appreciation/ (Depreciation)

CDX.O C .8 IG14 5 Year 0.8	Morgan Stanley & Co., Inc.	07/21/2010	(6,100,000)	$(8,540)	$(180)	$8,360

IRO USD 10 Year Swaption 3.25	Citibank	08/31/2010	(215,500,000)	(1,378,350)	(5,038,196)	(3,659,846)

IRO USD 10 Year Swaption 3.25	Deutsche Bank Securities, Inc.	08/31/2010	(140,200,000)	(763,640)	(3,277,750)	(2,514,110)

IRO USD 10 Year Swaption 3.25	JPMorgan Securities, Inc.	08/31/2010	(116,300,000)	(345,992)	(2,718,989)	(2,372,997)

IRO USD 10 Year Swaption 3.25	Citibank	10/29/2010	(2,200,000)	(10,010)	(56,738)	(46,728)

IRO USD 10 Year Swaption 3.25	Goldman Sachs & Co.	10/29/2010	(237,800,000)	(1,426,980)	(6,132,814)	(4,705,834)

IRO USD 10 Year Swaption 3.25	Morgan Stanley & Co., Inc.	10/29/2010	(34,500,000)	(231,150)	(889,748)	(658,598)

IRO USD 10 Year Swaption 3.5	JPMorgan Securities, Inc.	08/31/2010	(66,800,000)	(574,480)	(2,683,870)	(2,109,390)

IRO USD 10 Year Swaption 3.5	Morgan Stanley & Co., Inc.	08/31/2010	(36,700,000)	(286,260)	(1,474,522)	(1,188,262)

Exchange Traded Options Written - Calls

U.S. Treasury Note 10 Year Future 120		08/27/2010	(104)	(65,250)	(315,250)	(250,000)

U.S. Treasury Note 10 Year Future 122		08/27/2010	(127)	(75,089)	(210,344)	(135,255)

CDX.O P 1.60 IG14 5 Year 1.6	Morgan Stanley & Co., Inc.	07/21/2010	(6,100,000)	(16,470)	(5,158)	11,312

INF Floor USD 216.687	Citibank	04/07/2020	(38,800,000)	(346,040)	(440,403)	(94,363)

INF Floor USD CPURNS 215.95	Deutsche Bank Securities, Inc.	03/10/2020	(5,800,000)	(43,500)	(56,765)	(13,265)

INF Floor USD CPURNS 215.95	Citibank	03/12/2020	(16,200,000)	(137,080)	(181,420)	(44,340)

IRO USD 5 Year Swaption 4.0	Morgan Stanley & Co., Inc.	12/01/2010	(56,200,000)	(354,060)	(19,636)	334,424

IRO USD 7 Year Swaption 6.0	Citibank	08/31/2010	(181,800,000)	(1,365,678)	(18)	1,365,660

IRO USD 7 Year Swaption 6.0	JPMorgan Securities, Inc.	08/31/2010	(55,000,000)	(459,937)	(6)	459,931

IRO USD 10 Year Swaption 10.0	Morgan Stanley & Co., Inc.	07/10/2012	(40,200,000)	(242,205)	(16,784)	225,421

IRO USD 10 Year Swaption 4.5	Citibank	08/31/2010	(11,200,000)	(40,880)	(377)	40,503

IRO USD 10 Year Swaption 4.5	Deutsche Bank Securities, Inc.	08/31/2010	(122,300,000)	(440,280)	(4,122)	436,158

IRO USD 10 Year Swaption 4.5	JPMorgan Securities, Inc.	08/31/2010	(66,800,000)	(280,560)	(2,251)	278,309

IRO USD 10 Year Swaption 4.5	Morgan Stanley & Co., Inc.	08/31/2010	(36,700,000)	(187,170)	(1,237)	185,933

IRO USD 10 Year Swaption 4.75	Citibank	08/31/2010	(204,300,000)	(2,048,107)	(1,961)	2,046,146

IRO USD 10 Year Swaption 4.75	Deutsche Bank Securities, Inc.	08/31/2010	(17,900,000)	(198,690)	(172)	198,518

IRO USD 10 Year Swaption 4.75	JPMorgan Securities, Inc.	08/31/2010	(116,300,000)	(502,998)	(1,116)	501,882

IRO USD 10 Year Swaption 5.0	Citibank	10/29/2010	(2,200,000)	(10,450)	(247)	10,203

IRO USD 10 Year Swaption 5.0	Goldman Sachs & Co.	10/29/2010	(237,800,000)	(1,916,060)	(26,657)	1,889,403

IRO USD 10 Year Swaption 5.0	Morgan Stanley & Co., Inc.	10/29/2010	(34,500,000)	(276,000)	(3,867)	272,133

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PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Options Written - continued

Over the Counter Options Written - Calls	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 6/30/2010	Unrealized Appreciation/ (Depreciation)

OTC EPUT U.S. Dollar vs. Japanese Yen 90.0	Bank of America Securities LLC	07/21/2010	(14,300,000)	$(112,255)	$(315,415)	$(203,160)

OTC EPUT U.S. Dollar vs. Japanese Yen 90.0	Morgan Stanley & Co., Inc.	07/21/2010	(47,500,000)	(442,984)	(1,047,708)	(604,724)

Exchange Traded Options Written - Puts

U.S. Treasury Note 10 Year Future 114		08/27/2010	(234)	(118,473)	(10,969)	107,504

U.S. Treasury Note 10 Year Future 117		08/27/2010	(127)	(112,792)	(15,875)	96,917

Net Unrealized Depreciation				$(14,818,410)	$(24,950,565)	$(10,132,155)

The Portfolio transactions in options written during the six months ended June 30, 2010 were as follows:

Call Options	Number of Contracts	Premium received

Options outstanding December 31, 2009	471,975,061	$5,238,066

Options written	1,126,102,376	7,135,293

Options closed	(280,376,180)	(4,290,290)

Options expired	(461,601,026)	(2,917,328)

Options outstanding June 30, 2010	856,100,231	$5,165,741

Put Options	Number of Contracts	Premium received

Options outstanding December 31, 2009	1,189,774,115	$14,638,809

Options written	1,304,902,645	9,929,662

Options closed	(398,175,100)	(6,223,757)

Options expired	(784,601,299)	(8,692,045)

Options outstanding June 30, 2010	1,311,900,361	$9,652,669

8. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Buy:

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
7/30/2010	JPMorgan Securities, Inc.	16,629,000	AUD	$14,055,286	$14,433,972	$(378,686)
8/25/2010	HSBC Bank Plc	5,692,511	CNY	839,785	837,750	2,035
8/25/2010	HSBC Bank Plc	5,694,187	CNY	840,032	837,750	2,282
8/25/2010	JPMorgan Securities, Inc.	1,787,085	CNY	263,639	263,000	639

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PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/25/2010	JPMorgan Securities, Inc.	9,035,207	CNY	$1,332,914	$1,329,000	$3,914
8/25/2010	JPMorgan Securities, Inc.	5,693,349	CNY	839,909	837,750	2,159
8/25/2010	JPMorgan Securities, Inc.	5,693,349	CNY	839,909	837,750	2,159
8/25/2010	Morgan Stanley & Co., Inc.	17,837,330	CNY	2,631,443	2,627,000	4,443
8/25/2010	Morgan Stanley & Co., Inc.	3,799,523	CNY	560,523	559,000	1,523
11/17/2010	Citibank	10,096,187	CNY	1,493,600	1,522,000	(28,400)
11/17/2010	Deutsche Bank Securities, Inc.	2,535,716	CNY	375,126	382,000	(6,874)
11/17/2010	Deutsche Bank Securities, Inc.	9,916,335	CNY	1,466,993	1,495,000	(28,007)
11/17/2010	Deutsche Bank Securities, Inc.	8,226,174	CNY	1,216,956	1,243,000	(26,044)
11/17/2010	Deutsche Bank Securities, Inc.	5,366,124	CNY	793,848	810,838	(16,990)
11/17/2010	Morgan Stanley & Co., Inc.	5,127,400	CNY	758,532	775,000	(16,468)
11/17/2010	Morgan Stanley & Co., Inc.	5,128,950	CNY	758,762	775,000	(16,238)
11/23/2010	Barclays Capital, Inc.	3,659,484	CNY	541,511	552,000	(10,489)
11/23/2010	Barclays Capital, Inc.	2,569,293	CNY	380,190	387,000	(6,810)
4/7/2011	Barclays Capital, Inc.	45,527,246	CNY	6,784,525	6,871,000	(86,475)
4/7/2011	Barclays Capital, Inc.	46,831,680	CNY	6,978,913	7,070,000	(91,087)
4/7/2011	Barclays Capital, Inc.	35,734,760	CNY	5,325,237	5,398,000	(72,763)
4/7/2011	Barclays Capital, Inc.	41,917,840	CNY	6,246,647	6,332,000	(85,353)
4/7/2011	Morgan Stanley & Co., Inc.	108,418,125	CNY	16,156,600	16,365,000	(208,400)
7/26/2010	Citibank	1,468,000	EUR	1,804,460	1,803,724	736
7/26/2010	JPMorgan Securities, Inc.	371,000	EUR	456,032	459,365	(3,333)
7/26/2010	JPMorgan Securities, Inc.	4,428,000	EUR	5,442,882	5,294,683	148,199
7/26/2010	JPMorgan Securities, Inc.	580,000	EUR	712,934	699,578	13,356
7/26/2010	JPMorgan Securities, Inc.	229,000	EUR	281,486	276,789	4,697
7/26/2010	UBS Securities LLC	1,145,000	EUR	1,407,430	1,419,998	(12,568)
8/24/2010	Citibank	93,460,000	EUR	114,897,971	115,380,108	(482,137)
10/7/2010	Citibank	39,422,740,000	IDR	4,281,194	3,880,000	401,194
10/7/2010	Citibank	28,923,408,000	IDR	3,140,997	2,880,000	260,997
10/7/2010	UBS Securities LLC	17,383,275,000	IDR	1,887,773	1,750,000	137,773
7/28/2010	Barclays Capital, Inc.	205,000,000	KRW	167,613	172,996	(5,383)
7/28/2010	Barclays Capital, Inc.	435,690,000	KRW	356,231	367,640	(11,409)
7/28/2010	Barclays Capital, Inc.	925,220,100	KRW	756,483	752,028	4,455
7/28/2010	Citibank	926,390,000	KRW	757,439	771,477	(14,038)
7/28/2010	Deutsche Bank Securities, Inc.	203,197,693	KRW	166,139	170,282	(4,143)
7/28/2010	Deutsche Bank Securities, Inc.	202,931,207	KRW	165,922	172,005	(6,083)
7/28/2010	Morgan Stanley & Co., Inc.	337,371,000	KRW	275,843	285,267	(9,424)
8/27/2010	Barclays Capital, Inc.	8,630,203,600	KRW	7,049,247	7,241,926	(192,679)
8/27/2010	Morgan Stanley & Co., Inc.	807,534,000	KRW	659,603	685,920	(26,317)
11/12/2010	Barclays Capital, Inc.	363,155,000	KRW	296,261	310,177	(13,916)
11/12/2010	Barclays Capital, Inc.	352,920,000	KRW	287,911	300,000	(12,089)
11/12/2010	Barclays Capital, Inc.	353,460,000	KRW	288,352	300,000	(11,648)
11/12/2010	Citibank	198,518,600	KRW	161,951	170,001	(8,050)
11/12/2010	Citibank	359,290,000	KRW	293,108	310,000	(16,892)

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
11/12/2010	Citibank	739,008,000	KRW	$602,881	$640,000	$(37,119)
11/12/2010	Citibank	748,320,000	KRW	610,478	640,000	(29,522)
11/12/2010	Citibank	735,588,000	KRW	600,091	630,000	(29,909)
11/12/2010	Citibank	362,018,000	KRW	295,334	310,000	(14,666)
11/12/2010	Citibank	731,997,000	KRW	597,162	630,000	(32,838)
11/12/2010	Deutsche Bank Securities, Inc.	709,186,000	KRW	578,553	610,000	(31,447)
11/12/2010	Goldman Sachs & Co.	375,360,000	KRW	306,218	320,000	(13,782)
11/12/2010	JPMorgan Securities, Inc.	680,100,000	KRW	554,824	600,000	(45,176)
11/12/2010	JPMorgan Securities, Inc.	1,374,900,000	KRW	1,121,641	1,200,000	(78,359)
11/12/2010	JPMorgan Securities, Inc.	760,402,500	KRW	620,335	650,000	(29,665)
11/12/2010	JPMorgan Securities, Inc.	928,474,800	KRW	757,448	785,711	(28,263)
11/12/2010	JPMorgan Securities, Inc.	1,211,086,800	KRW	988,002	1,071,000	(82,998)
11/12/2010	Morgan Stanley & Co., Inc.	1,404,342,000	KRW	1,145,659	1,220,000	(74,341)
11/12/2010	Morgan Stanley & Co., Inc.	518,578,200	KRW	423,055	459,000	(35,945)
9/24/2010	Deutsche Bank Securities, Inc.	6,974,887	MXN	538,979	550,852	(11,873)
9/24/2010	Deutsche Bank Securities, Inc.	1,860,000	MXN	143,730	148,089	(4,359)
9/24/2010	Deutsche Bank Securities, Inc.	1,992,000	MXN	153,930	151,368	2,562
9/24/2010	Deutsche Bank Securities, Inc.	3,075,000	MXN	237,618	240,499	(2,881)
9/24/2010	Morgan Stanley & Co., Inc.	29,007,109	MXN	2,241,504	2,339,000	(97,496)
10/12/2010	Barclays Capital, Inc.	911,223	MYR	280,163	270,000	10,163
10/12/2010	Barclays Capital, Inc.	922,752	MYR	283,707	270,000	13,707
10/12/2010	Barclays Capital, Inc.	618,246	MYR	190,084	180,000	10,084
10/12/2010	Barclays Capital, Inc.	1,238,400	MYR	380,756	360,000	20,756
10/12/2010	Barclays Capital, Inc.	1,314,000	MYR	403,999	389,969	14,030
10/12/2010	Barclays Capital, Inc.	1,493,227	MYR	459,104	453,483	5,621
10/12/2010	Barclays Capital, Inc.	919,377	MYR	282,669	270,000	12,669
10/12/2010	Citibank	3,174,205	MYR	975,933	927,046	48,887
10/12/2010	Citibank	1,347,000	MYR	414,146	399,822	14,324
10/12/2010	Citibank	2,617,000	MYR	804,617	785,061	19,556
10/12/2010	Citibank	2,616,000	MYR	804,309	794,533	9,776
10/12/2010	Citibank	1,493,227	MYR	459,104	453,620	5,484
10/12/2010	Deutsche Bank Securities, Inc.	6,246,000	MYR	1,920,380	1,921,846	(1,466)
11/15/2010	Barclays Capital, Inc.	4,758,000	PHP	101,278	102,389	(1,111)
11/15/2010	Citibank	4,701,000	PHP	100,065	100,880	(815)
11/15/2010	Citibank	4,657,000	PHP	99,128	100,670	(1,542)
11/15/2010	Citibank	5,997,500	PHP	127,662	130,041	(2,379)
11/15/2010	Deutsche Bank Securities, Inc.	4,550,000	PHP	96,851	97,807	(956)
9/16/2010	Citibank	466,977	SGD	334,532	331,730	2,802
9/16/2010	Goldman Sachs & Co.	1,030,327	SGD	738,103	732,182	5,921
10/12/2010	Barclays Capital, Inc.	8,061,000	TWD	252,623	257,746	(5,123)
10/12/2010	Barclays Capital, Inc.	25,622,460	TWD	802,980	828,000	(25,020)
10/12/2010	Citibank	22,296,000	TWD	698,732	710,743	(12,011)
10/12/2010	Citibank	1,624,484	TWD	50,910	52,268	(1,358)

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Forward Foreign Currency Exchange Contracts - continued

Settlement Date	Counterparty	Contracts to Buy		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
10/12/2010	Deutsche Bank Securities, Inc.	21,754,980	TWD	$681,777	$702,000	$(20,223)
1/14/2011	Deutsche Bank Securities, Inc.	12,012,000	TWD	379,172	388,298	(9,126)
1/14/2011	Deutsche Bank Securities, Inc.	3,657,176	TWD	115,443	116,175	(732)
1/14/2011	JPMorgan Securities, Inc.	9,594,000	TWD	302,846	303,800	(954)
1/14/2011	Morgan Stanley & Co., Inc.	14,767,000	TWD	466,137	469,912	(3,775)
1/14/2011	UBS Securities LLC	7,997,000	TWD	252,434	252,311	123

						$(1,489,397)

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
8/3/2010	Morgan Stanley & Co., Inc.	145,830,263	BRL	$80,742,751	$80,609,288	$(133,463)
7/7/2010	UBS Securities LLC	12,480,000	CAD	11,767,133	12,408,231	641,098
9/21/2010	JPMorgan Securities, Inc.	164,276,000	DKK	27,112,746	27,216,263	103,517
7/26/2010	Barclays Capital, Inc.	134,440,000	EUR	165,253,165	179,966,493	14,713,328
7/26/2010	Deutsche Bank Securities, Inc.	2,032,000	EUR	2,497,727	2,515,931	18,204
7/26/2010	JPMorgan Securities, Inc.	28,382,000	EUR	34,887,053	34,954,704	67,651
7/26/2010	JPMorgan Securities, Inc.	1,879,000	EUR	2,309,660	2,311,114	1,454
7/26/2010	UBS Securities LLC	1,129,000	EUR	1,387,763	1,421,242	33,479
9/23/2010	JPMorgan Securities, Inc.	39,515,000	GBP	59,060,539	58,376,695	(683,844)
7/14/2010	UBS Securities LLC	5,167,771,000	JPY	58,400,577	56,618,836	(1,781,741)
7/28/2010	Morgan Stanley & Co., Inc.	2,600,850,000	KRW	2,126,519	2,100,000	(26,519)
7/28/2010	Morgan Stanley & Co., Inc.	634,950,000	KRW	519,151	510,000	(9,151)
11/12/2010	Barclays Capital, Inc.	435,690,000	KRW	355,435	366,959	11,524
11/12/2010	Barclays Capital, Inc.	925,220,100	KRW	754,793	750,503	(4,290)
11/12/2010	Citibank	6,757,500,000	KRW	5,512,755	5,465,729	(47,026)
11/12/2010	Citibank	926,390,000	KRW	755,747	769,938	14,191
11/12/2010	JPMorgan Securities, Inc.	2,735,200,000	KRW	2,231,371	2,212,408	(18,963)
9/16/2010	Deutsche Bank Securities, Inc.	1,497,304	SGD	1,072,634	1,070,834	(1,800)

						$12,897,649

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CNY - China Yuan Renminbi

DKK - Danish Krone

EUR - Euro

GBP - Great Britain Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Forward Foreign Currency Exchange Contracts - continued

PHP - Philippine Peso

SGD - Singapore Dollar

TWD - New Taiwan Dollar

9. Swap Agreements

Open interest rate swap agreements at June 30, 2010 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	Citibank	USD	405,100,000	$33,982,988	$(4,660,100)	$38,643,088
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	Morgan Stanley & Co., Inc.	USD	77,100,000	6,467,757	(759,499)	7,227,256
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	Citibank	USD	2,700,000	83,780	32,130	51,650
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	Deutsche Bank Securities, Inc.	USD	2,700,000	83,780	32,130	51,650
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	JPMorgan Securities, Inc.	USD	51,200,000	1,588,726	251,392	1,337,334
Receive	3-Month USD-LIBOR	2.000%	12/15/2012	Morgan Stanley & Co., Inc.	USD	307,200,000	4,468,655	3,502,598	966,057
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	Morgan Stanley & Co., Inc.	USD	128,100,000	3,974,917	1,135,240	2,839,677
Pay	AUD-BBR-BBSW	4.500%	6/15/2011	Morgan Stanley & Co., Inc.	AUD	200,500,000	(594,488)	191,774	(786,262)
Receive	IRS MXN TIIE	7.330%	1/28/2015	Citibank	MXN	438,000,000	1,249,151	87,935	1,161,216
Receive	IRS MXN TIIE	7.330%	1/28/2015	JPMorgan Securities, Inc.	MXN	282,000,000	804,248	(16,166)	820,414
Receive	IRS MXN TIIE	7.640%	3/1/2017	Goldman Sachs & Co.	MXN	320,700,000	1,019,250	(1,919)	1,021,169
Pay	ZCS BRL CDI	10.835%	1/2/2012	Goldman Sachs & Co.	BRL	27,600,000	53,019	26,466	26,553
Pay	ZCS BRL CDI	12.540%	1/2/2012	Merrill Lynch, Pierce, Fenner & Smith, Inc.	BRL	80,800,000	2,892,230	(443,165)	3,335,395
Pay	ZCS BRL CDI	10.115%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	295,300,000	(10,425,932)	(7,355,900)	(3,070,032)
Pay	ZCS BRL CDI	12.540%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	90,500,000	3,239,441	(503,219)	3,742,660
Pay	ZCS BRL CDI	11.630%	1/2/2012	Morgan Stanley & Co., Inc.	BRL	105,400,000	(49,088)	(42,617)	(6,471)
Receive	ZCS BRL CDI	10.990%	1/2/2012	Goldman Sachs & Co.	BRL	42,300,000	67,547	69,702	(2,155)
Pay	ZCS BRL CDI	12.170%	1/2/2013	JPMorgan Securities, Inc.	BRL	43,900,000	294,702	158,550	136,152
Pay	ZCS BRL CDI	11.930%	1/2/2013	Goldman Sachs & Co.	BRL	63,700,000	147,694	(91,373)	239,067
Pay	ZCS BRL CDI	11.980%	1/2/2013	Morgan Stanley & Co., Inc.	BRL	31,600,000	101,115	49,230	51,885
Pay	ZCS BRL CDI	12.590%	1/2/2013	Morgan Stanley & Co., Inc.	BRL	321,000,000	2,391,476	289,533	2,101,943
Pay	ZCS BRL CDI	12.510%	2/1/2014	Morgan Stanley & Co., Inc.	BRL	3,400,000	47,441	15,642	31,799
Receive	ZCS BRL CDI	11.890%	1/2/2013	Goldman Sachs & Co.	BRL	52,700,000	109,121	47,758	61,363
Receive	ZCS BRL CDI	12.110%	1/2/2014	Goldman Sachs & Co.	BRL	23,900,000	404,851	192,551	212,300

							$52,402,381	$(7,791,327)	$60,193,708

Open credit default swap agreements buy protection at June 30, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issuers - Buy Protection(a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2010(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CAN Financial Corp. 5.850%, due 12/15/2014	(0.630%)	12/20/2014	Bank of America Securities LLC	2.730%	$5,000,000	$417,658	$—	$417,658

CenturyTel, Inc. 6.000%, due 04/01/2017	(0.595%)	6/20/2017	Bank of America Securities LLC	2.120%	5,000,000	476,147	—	476,147

Con-Way, Inc. 7.250%, due 01/15/2018	(1.834%)	3/20/2018	Bank of America Securities LLC	2.720%	10,000,000	471,804	—	471,804
Covidien, Ltd. 6.000%, due 10/15/2017	(0.500%)	12/20/2017	Bank of America Securities LLC	0.780%	2,600,000	35,283	—	35,283

CSX Corp. 6.125%, due 03/15/2018	(1.650%)	3/20/2018	Goldman Sachs & Co.	0.610%	10,000,000	(724,550)	—	(724,550)

Health Care Property Investors, Inc. 5.950%, due 09/15/2011	(0.460%)	9/20/2011	JPMorgan Securities, Inc.	0.970%	4,200,000	37,412	—	37,412

Health Care Property Investors, Inc. 6.700%, due 01/30/2018	(1.227%)	3/20/2018	Bank of America Securities LLC	2.080%	7,500,000	455,414	—	455,414

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Swap Agreements - continued

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2010(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Liberty Mutual Group, Inc. 5.750%, due 03/15/2014	(0.680%)	3/20/2014	Bank of America Securities LLC	2.440%	$5,750,000	$351,998	$—	$351,998

Limited Brands, Inc. 6.900%, due 07/15/2017	(2.290%)	9/20/2017	Bank of America Securities LLC	2.400%	10,000,000	101,646	—	101,646

Limited Brands, Inc. 6.900%, due 07/15/2017	(3.113%)	9/20/2017	Morgan Stanley & Co., Inc.	2.400%	5,000,000	(199,265)	—	(199,265)

Pearson Dollar Financial Plc 5.700%, due 06/01/2014	(0.760%)	6/20/2014	Morgan Stanley & Co., Inc.	0.540%	8,500,000	(73,875)	—	(73,875)

Pearson Dollar Financial Plc 5.700%, due 06/01/2014	(0.830%)	6/20/2014	JPMorgan Securities, Inc.	0.540%	5,000,000	(57,001)	—	(57,001)

R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	(1.030%)	6/20/2014	Bank of America Securities LLC	2.200%	6,200,000	287,392	—	287,392

Rohm & Haas Holdings 6.000%, due 09/15/2017	(0.423%)	9/20/2017	Bank of America Securities LLC	0.860%	8,500,000	246,929	—	246,929

Sprint Nextel Corp. 6.000%, due 12/01/2016	(0.966%)	12/20/2016	Bank of America Securities LLC	4.360%	11,250,000	2,016,098	—	2,016,098

						$3,843,090	$—	$3,843,090

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2010(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250%, due 05/01/2036	5.000%	12/20/2013	Merrill Lynch International	3.340%	$5,000,000	$252,541	$(450,000)	$702,541

Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	3/20/2015	Goldman Sachs & Co.	1.990%	3,100,000	(131,585)	(54,776)	(76,809)

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2015	Citibank	1.350%	11,700,000	(187,248)	(327,293)	140,045

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2015	Deutsche Bank Securities, Inc.	1.350%	6,100,000	(97,625)	(66,949)	(30,676)

Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	6/20/2015	JPMorgan Securities, Inc.	1.350%	12,700,000	(203,252)	(139,386)	(63,866)

China Government International Bond 4.750%, due 10/29/2013	1.000%	3/20/2015	Deutsche Bank Securities, Inc.	0.880%	15,000,000	83,880	85,575	(1,695)

Citigroup, Inc. 6.500%, due 01/18/2011	1.000%	3/20/2011	Goldman Sachs & Co.	1.340%	6,000,000	(10,206)	(34,009)	23,803

Ford Motor Credit Co. 7.000%, due 10/01/2013	3.800%	9/20/2010	Merrill Lynch International	2.700%	500,000	1,845	—	1,845
Ford Motor Credit Co. 7.250%, due 10/25/2011	5.000%	12/20/2014	Citibank	4.800%	500,000	1,441	(10,783)	12,224

General Electric Capital Corp 5.625%, due 09/15/2017	4.000%	12/20/2013	Citibank	2.030%	3,600,000	231,539	—	231,539

General Electric Capital Corp. 5.625%, due 09/15/2017	4.000%	12/20/2013	Citibank	2.030%	20,800,000	1,337,784	—	1,337,784

General Electric Capital Corp. 5.625%, due 09/15/2017	6.950%	3/20/2013	Citibank	1.980%	375,000	48,694	—	48,694

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Swap Agreements - continued

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2010(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

General Electric Capital Corp. 5.625%, due 9/15/2017	4.850%	12/20/2013	Citibank	2.030%	$9,100,000	$837,854	$—	$837,854

General Electric Capital Corp. 5.625%, due 09/15/2017	4.325%	12/20/2013	Citibank	2.030%	10,200,000	764,274	—	764,274

General Electric Capital Corp. 5.625%, due 09/15/2017	4.200%	12/20/2013	Citibank	2.030%	21,900,000	1,551,554	—	1,551,554

General Electric Capital Corp. 5.625%, due 09/15/2017	4.875%	12/20/2013	Citibank	2.030%	3,100,000	287,954	—	287,954

Government of France 4.250%, due 04/25/2019	0.250%	3/20/2015	Citibank	0.940%	4,500,000	(118,774)	(72,912)	(45,862)

Government of France 4.250%, due 04/25/2019	0.250%	3/20/2015	Goldman Sachs & Co.	0.940%	5,200,000	(137,250)	(90,290)	(46,960)

Japanese Government Bond 2.000%, due 03/21/2022	1.000%	3/20/2015	Deutsche Bank Securities, Inc.	0.890%	1,500,000	7,869	17,423	(9,554)

Japanese Government Bond 2.000%, due 03/21/2022	1.000%	3/20/2015	JPMorgan Securities, Inc.	0.890%	2,800,000	14,689	33,194	(18,505)

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	3/20/2015	Citibank	1.290%	4,300,000	(54,362)	(98,727)	44,365

Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	3/20/2015	Deutsche Bank Securities, Inc.	1.290%	6,400,000	(80,911)	(146,943)	66,032

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	3/20/2015	JPMorgan Securities, Inc.	0.760%	8,300,000	116,395	35,107	81,288

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	3/20/2015	JPMorgan Securities, Inc.	0.760%	4,100,000	57,496	19,277	38,219

United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	6/20/2015	Goldman Sachs & Co.	0.770%	35,400,000	489,399	327,080	162,319

						$5,063,995	$(974,412)	$6,038,407

Credit Default Swaps on Credit Indices - Sell Protection(d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2010(b)	Notional Amount(c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

CDX.EM.12	5.000%	12/20/2014	Deutsche Bank Securities, Inc.	N/A	4,400,000	$401,452	$439,300	$(37,848)

CDX.EM.13	5.000%	6/20/2015	Deutsche Bank Securities, Inc.	N/A	45,500,000	4,675,701	5,837,750	(1,162,049)

CDX.EM.13	5.000%	6/20/2015	JPMorgan Securities, Inc.	N/A	27,200,000	2,795,145	3,304,800	(509,655)

CDX.NA.IG.9	0.550%	12/20/2017	JPMorgan Securities, Inc.	N/A	1,928,998	13,648	—	13,648

CDX.NA.IG.10	0.463%	6/20/2013	Goldman Sachs & Co.	N/A	6,172,793	46,153	—	46,153

						$7,932,099	$9,581,850	$(1,649,751)

AUD - Australian Dollar

BRL - Brazilian Real

MXN - Mexican Peso

USD - United States Dollar

IG - Investment Grade

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Swap Agreements - continued

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

10. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

12. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$447,577,455	$260,480,023	$91,728,216	$29,527,836	$539,305,671	$290,007,859

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$298,081,470	$34,499,340	$27,289,953	$—	$359,870,763

MET INVESTORS SERIES TRUST

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

13. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

14. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Pioneer Fund Portfolio had a return of -7.68% and -7.85% for Class A and B Shares, respectively, versus -6.65% for its benchmark, the S&P 500 Index1.

Market Environment/Conditions

The U.S. economy continued to emerge from recession in early 2010, but a sovereign debt crisis in Europe (the bond market declined to continue funding Greece’s budget deficits), Chinese moves to cool its real estate market, and a “soft patch” in the US economy gave rise to fears of a “double dip” recession. The U.S. stock market rally which had begun in March 2009 paused in late January, then resumed, posting solid gains until April, then began a decline which ended with S&P 500 returning -6.7% for the first six months of 2010.

Economically-sensitive stocks were generally favored in the market’s rising phase, but were generally worst-hit in the down market. For the six months, the S&P 500’s materials (down 13%), energy (-12%), and information technology (-11%) sectors were its weakest performers, while the industrials (-1%), consumer discretionary (-2%), and consumer staples (-3%) declined the least.

Portfolio Review/Current Positioning

Security selection in the Materials and Financials sectors was the largest drag on benchmark-relative returns; selection in Consumer Discretionary, Information Technology, and Health Care detracted to a lesser extent.

In Financials, the primary drag on returns was our (relatively risk-averse) emphasis on money managers (market weakness cuts assets under management and revenues) and custody banks; exchanges and money center banks—where we were underweighted—did better. Returns in the Materials sector were pulled down by our emphasis on mining companies, which declined on an Australian “windfall profits” proposal (dramatically scaled back more recently) and macroeconomic fears.

Our position in cellphone maker Nokia (which continues to frustrate investors who see it falling behind in the “smartphone” race) was a drag on both absolute and benchmark-relative returns in the information technology sector. Relative to the index, returns in the consumer discretionary sector were held back by our lack of exposure to advertising-sensitive media names, while relative performance in health care was held back by our emphasis on equipment and service companies and underweight of pharmaceutical and biotech names.

Returns benefited most from good stock selection in the industrials and consumer staples sectors. In the industrials sector, our emphasis on railroads and heavy manufacturers (PACCAR, Inc., Deere & Co. and Caterpillar, Inc.) resulted in positive absolute and strong relative performance in a down market. While investors may fear a double-dip, these companies are generally experiencing solid, and even strengthening, business conditions. In consumer staples, our emphasis on food producers helped; Hershey Co., which had gained over 20% in the first quarter, rose another 12% in the second. There had been some takeover speculation on the stock, but the key to the stock’s performance is that a rationalization of manufacturing, some relief from input commodity price inflation, and solid execution are producing good business results.

While our discipline of generally keeping sector weights within five percentage points of the corresponding sector weights limits the impact of sector weighting decisions, overweighting the consumer discretionary and industrials sectors and underweighting Information technology added more value than was lost by overweighting materials and underweighting financials.

Trading in the first six months of 2010 incrementally reduced our underweights in the information technology, telecom services, and energy sectors while decreasing overweights in materials and consumer staples. While our trades, which are always driven primarily by bottom-up security selection, did not represent a deliberate shift to lower quality, they did incrementally increase the portfolio’s sensitivity to the US economy.

Our largest sales included Burlington Northern (acquired by Berkshire Hathaway), Coca-Cola (prompted by concerns over its move to re-integrate its bottlers, a strategy that makes the firm more capital-intensive), and health care company Alcon (acquired by Novartis).

Our largest purchases included AT&T, Inc. (which offers a high current dividend and the prospect for further growth in wireless revenues), Citrix Systems, Inc. (well positioned in an industry niche where strong growth is expected), and Lockheed Martin Corp. (the valuation and dividend are attractive and the cuts in the nation’s defense budget seem likely to be smaller than was generally feared).

Relative to the S&P 500, we remain overweighted in industrials and materials, emphasizing railroads, machinery, and mining companies which will benefit from a strengthening economy. We have continued to increase our exposure to the information technology sector, but remain underweight, more because of the sector’s high valuations than a negative fundamental view. We continue to underweight financials, and continue to emphasize financially strong, conservatively-managed companies which can stand on their own while avoiding or underweighting lower-quality and riskier names in the sector. Finally, we remain modestly underweight utilities and telecom services due to a perceived lack of catalysts for earnings growth in those sectors.

John A. Carey

Walter Hunnewell, Jr.

Portfolio Manager

Pioneer Investment Management, Inc.

1

MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary* (continued)

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Norfolk Southern Corp.	2.7
Chevron Corp.	2.6
Reed Elsevier N.V. (ADR)	2.5
Fixed Income Clearing Corp.	2.2
PACCAR, Inc.	2.1
Chubb Corp. (The)	2.1
Hewlett-Packard Co.	2.1
Target Corp.	2.0
Rio Tinto Plc (ADR)	1.9
Becton, Dickinson & Co.	1.9

Top Sectors

% of Market Value
Non-Cyclical	20.7
Cyclical	12.5
Industrials	12.2
Technology	11.9
Financials	11.4
Energy	9.5
Short-Term Investments	8.2
Communications	6.2
Basic Materials	6.1
Utilities	1.3

2

MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Pioneer Fund Portfolio managed by

Pioneer Investment Management, Inc. vs. S&P 500 Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Pioneer Fund Portfolio—Class A	-7.68%	12.69%	0.05%	-1.54%	—
Class B	-7.85%	12.31%	—	—	17.62%
S&P 500 Index[1]	-6.65%	14.43%	-0.79%	-1.59%	—

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 02/04/1994. Inception of Class B shares is 04/28/2009.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.67%	$1,000.00	$923.20	$3.19
Hypothetical	0.67%	1,000.00	1,021.47	3.36

Class B
Actual	0.92%	$1,000.00	$921.50	$4.38
Hypothetical	0.92%	1,000.00	1,020.23	4.61

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 97.7%
Aerospace & Defense - 2.9%
General Dynamics Corp.	134,362	$7,868,239
Honeywell International, Inc.	40,339	1,574,431
Lockheed Martin Corp.	61,091	4,551,279
United Technologies Corp.	120,878	7,846,191

		21,840,140

Auto Components - 2.3%
BorgWarner, Inc.*(a)	96,252	3,594,049
Johnson Controls, Inc.	507,348	13,632,441

		17,226,490

Automobiles - 0.9%
Ford Motor Co.*(a)	682,158	6,876,153

Beverages - 1.0%
PepsiCo, Inc.	118,300	7,210,385

Capital Markets - 5.1%
Bank of New York Mellon Corp.	278,095	6,866,165
Franklin Resources, Inc.	88,709	7,645,829
Morgan Stanley	212,552	4,933,332
Northern Trust Corp.(a)	122,970	5,742,699
State Street Corp.	124,852	4,222,495
T. Rowe Price Group, Inc.(a)	189,349	8,405,202

		37,815,722

Chemicals - 2.7%
Air Products & Chemicals, Inc.	66,660	4,320,235
E.I. du Pont de Nemours & Co.	142,524	4,929,905
Ecolab, Inc.	103,595	4,652,451
Monsanto Co.	68,962	3,187,424
Praxair, Inc.	40,156	3,051,454

		20,141,469

Commercial Banks - 2.6%
KeyCorp	395,453	3,041,034
PNC Financial Services Group, Inc.	90,671	5,122,911
U.S. Bancorp	240,548	5,376,248
Wells Fargo & Co.	167,959	4,299,750
Zions Bancorporation	65,682	1,416,761

		19,256,704

Communications Equipment - 2.0%
Cisco Systems, Inc.*	235,849	5,025,942
Lumenis, Ltd.(a)	520	—
Motorola, Inc.*	193,038	1,258,608
Nokia Oyj (ADR)	516,469	4,209,222
QUALCOMM, Inc.	63,936	2,099,658
Research In Motion, Ltd.*	46,464	2,288,817

		14,882,247

Computers & Peripherals - 3.0%
Apple, Inc.*	14,941	3,758,110

Security Description	Shares	Value

Computers & Peripherals - continued
EMC Corp.*	183,683	$3,361,399
Hewlett-Packard Co.	352,644	15,262,432

		22,381,941

Diversified Financial Services - 1.8%
Bank of America Corp.	336,763	4,839,284
CME Group, Inc. - Class A	13,738	3,867,934
JPMorgan Chase & Co.	125,273	4,586,245

		13,293,463

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	300,050	7,258,209
Verizon Communications, Inc.	132,581	3,714,920

		10,973,129

Electric Utilities - 0.9%
PPL Corp.	78,877	1,967,981
Southern Co.	130,837	4,354,256

		6,322,237

Electrical Equipment - 1.4%
Emerson Electric Co.	144,734	6,323,429
Rockwell Automation, Inc.	85,413	4,192,924

		10,516,353

Energy Equipment & Services - 1.6%
Ensco Plc (ADR)	103,486	4,064,930
Helmerich & Payne, Inc.	47,183	1,723,123
Schlumberger, Ltd.(a)	108,241	5,990,057

		11,778,110

Food & Staples Retailing - 3.5%
CVS Caremark Corp.	153,705	4,506,630
Sysco Corp.	229,312	6,551,444
Wal-Mart Stores, Inc.	98,159	4,718,503
Walgreen Co.	378,484	10,105,523

		25,882,100

Food Products - 6.1%
Campbell Soup Co.	118,476	4,244,995
General Mills, Inc.	221,020	7,850,630
H.J. Heinz Co.	199,395	8,617,852
Hershey Co. (The)(a)	252,154	12,085,741
Kellogg Co.	101,012	5,080,904
Kraft Foods, Inc. - Class A	265,515	7,434,420

		45,314,542

Health Care Equipment & Supplies - 6.4%
Baxter International, Inc.	118,092	4,799,259
Becton, Dickinson & Co.	204,407	13,822,001
C.R. Bard, Inc.	124,387	9,643,724
Covidien Plc	71,201	2,860,856
Medtronic, Inc.	107,470	3,897,937
St. Jude Medical, Inc.*	201,774	7,282,024

See accompanying notes to financial statements.

5

MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Health Care Equipment & Supplies - continued
Stryker Corp.	102,097	$5,110,976

		47,416,777

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	40,181	2,646,722
Yum! Brands, Inc.	30,165	1,177,642

		3,824,364

Household Products - 2.1%
Clorox Co. (The)	40,224	2,500,324
Colgate-Palmolive Co.	168,454	13,267,437

		15,767,761

Industrial Conglomerates - 1.5%
3M Co.	83,844	6,622,837
General Electric Co.	310,557	4,478,232

		11,101,069

Insurance - 2.7%
Chubb Corp. (The)	310,110	15,508,601
Travelers Cos., Inc. (The)	83,686	4,121,536

		19,630,137

IT Services - 2.3%
Automatic Data Processing, Inc.	151,851	6,113,521
DST Systems, Inc.	75,928	2,744,038
Fiserv, Inc.*	71,703	3,273,959
International Business Machines Corp.	41,166	5,083,178

		17,214,696

Machinery - 5.0%
Caterpillar, Inc.	100,597	6,042,862
Deere & Co.	168,809	9,399,285
Illinois Tool Works, Inc.	56,278	2,323,156
PACCAR, Inc.(a)	393,034	15,670,266
Parker Hannifin Corp.	59,588	3,304,750

		36,740,319

Media - 3.5%
McGraw-Hill Cos., Inc. (The)	265,643	7,475,194
Reed Elsevier N.V. (ADR)(a)	828,598	18,237,442

		25,712,636

Metals & Mining - 3.7%
Alcoa, Inc.	417,812	4,203,189
BHP Billiton, Ltd. (ADR)(a)	57,187	3,545,022
Freeport-McMoRan Copper & Gold, Inc.	98,980	5,852,687
Rio Tinto Plc (ADR)	322,612	14,065,883

		27,666,781

Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	127,582	3,997,144

Multiline Retail - 2.7%
Nordstrom, Inc.	155,595	5,008,603
Target Corp.	297,839	14,644,744

		19,653,347

Security Description	Shares	Value

Office Electronics - 1.2%
Canon, Inc. (ADR)(a)	243,905	$9,100,096

Oil, Gas & Consumable Fuels - 8.5%
Apache Corp.	145,084	12,214,622
Chevron Corp.	288,613	19,585,278
ConocoPhillips Co.	153,402	7,530,504
CONSOL Energy, Inc.	55,268	1,865,848
Devon Energy Corp.	46,098	2,808,290
Exxon Mobil Corp.	130,567	7,451,459
Hess Corp.	108,371	5,455,396
Marathon Oil Corp.	197,320	6,134,679

		63,046,076

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The) - Class A(a)	73,728	4,108,861

Pharmaceuticals - 4.9%
Abbott Laboratories	207,648	9,713,773
Eli Lilly & Co.	110,391	3,698,098
Johnson & Johnson	83,127	4,909,481
Merck & Co., Inc.	106,079	3,709,583
Pfizer, Inc.	366,441	5,225,449
Teva Pharmaceutical Industries, Ltd. (ADR)	179,394	9,326,694

		36,583,078

Road & Rail - 4.3%
Canadian National Railway Co.	161,536	9,268,936
CSX Corp.	52,296	2,595,450
Norfolk Southern Corp.	378,901	20,100,698

		31,965,084

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	232,797	6,485,725
Applied Materials, Inc.	394,340	4,739,967
ASML Holding N.V.	112,390	3,087,353
Intel Corp.	348,056	6,769,689
Texas Instruments, Inc.	313,522	7,298,792

		28,381,526

Software - 2.0%
Adobe Systems, Inc.*	160,852	4,251,318
Citrix Systems, Inc.*	130,146	5,496,066
Microsoft Corp.	167,184	3,846,904
Oracle Corp.	45,200	969,992

		14,564,280

Specialty Retail - 1.3%
Lowe’s Cos., Inc.	303,523	6,197,940
Staples, Inc.	162,885	3,102,959

		9,300,899

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	181,085	6,618,657

Total Common Stocks (Cost $669,033,173)		724,104,773

Short-Term Investments - 8.7%
Mutual Funds - 6.5%
State Street Navigator Securities Lending Prime Portfolio(b)	48,228,915	48,228,915

Repurchase Agreement - 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $16,448,000 on 07/01/10 collateralized by $16,760,000 Federal National Mortgage Association at 2.000% due 12/16/13 with a value of $16,780,950.	$16,448,000	16,448,000

Total Short-Term Investments (Cost $64,676,915)		64,676,915

Total Investments - 106.4% (Cost $733,710,088#)		788,781,688

Other Assets and Liabilities (net) - (6.4)%		(47,561,688)

Net Assets - 100.0%		$741,220,000

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $84,074,011 and $29,002,411, respectively, resulting in a net unrealized appreciation of $55,071,600.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $46,920,314 and the collateral received consisted of cash in the amount of $48,228,915. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$724,104,773	$—	$—	$724,104,773
Short-Term Investments
Mutual Funds	48,228,915	—	—	48,228,915
Repurchase Agreement	—	16,448,000	—	16,448,000
Total Short-Term Investments	48,228,915	16,448,000	—	64,676,915
Total Investments	$772,333,688	$16,448,000	$—	$788,781,688

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$772,333,688
Repurchase Agreement	16,448,000
Cash	53
Receivable for shares sold	369,507
Dividends receivable	974,688

Total assets	790,125,936

Liabilities
Payables for:
Shares redeemed	222,372
Collateral for securities loaned	48,228,915
Accrued Expenses:
Management fees	402,107
Distribution and service fees - Class B	4,802
Administration fees	4,199
Custodian and accounting fees	849
Deferred trustees’ fees	15,766
Other expenses	26,926

Total liabilities	48,905,936

Net Assets	$741,220,000

Net Assets Represented by
Paid in surplus	$862,216,780
Accumulated net realized loss	(181,949,677)
Unrealized appreciation on investments and foreign currency transactions	55,071,460
Undistributed net investment income	5,881,437

Net Assets	$741,220,000

Net Assets
Class A	$718,784,491

Class B	22,435,509

Capital Shares Outstanding*
Class A	63,954,417

Class B	2,010,245

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.24

Class B	11.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $717,262,088.
(b)	Includes securities loaned at value of $46,920,314.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$8,377,159
Interest (b)	101,244

Total investment income	8,478,403

Expenses
Management fees	2,469,287
Administration fees	24,141
Custodian and accounting fees	28,629
Distribution and service fees - Class B	28,650
Audit and tax services	20,310
Legal	15,592
Trustees’ fees and expenses	13,264
Shareholder reporting	38,684
Insurance	4,940
Miscellaneous	11,469

Total expenses	2,654,966
Less management fee waiver	(61,986)
Less broker commission recapture	(6,770)

Net expenses	2,586,210

Net investment income	5,892,193

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain on:
Investments	9,586,242
Foreign currency transactions	26,768

Net realized gain on investments and foreign currency transactions	9,613,010

Net change in unrealized depreciation on:
Investments	(81,649,694)
Foreign currency transactions	(280)

Net change in unrealized depreciation on investments and foreign currency transactions	(81,649,974)

Net realized and unrealized loss on investments and foreign currency transactions	(72,036,964)

Net Decrease in Net Assets from Operations	$(66,144,771)

(a)	Net of foreign withholding taxes of $162,582.
(b)	Includes net income on securities loaned of $92,205.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$5,892,193	$7,192,110
Net realized gain (loss) on investments and foreign currency transactions	9,613,010	(47,938,024)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(81,649,974)	196,688,217

Net increase (decrease) in net assets resulting from operations	(66,144,771)	155,942,303

Distributions to Shareholders
From net investment income
Class A	(6,734,685)	(956,248)
Class B	(179,031)	—
From net realized gain
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(6,913,716)	(956,248)

Net increase in net assets from capital share transactions	74,990,936	544,391,919

Net Increase in Net Assets	1,932,449	699,377,974
Net assets at beginning of period	739,287,551	39,909,577

Net assets at end of period	$741,220,000	$739,287,551

Undistributed net investment income at end of period	$5,881,437	$6,902,960

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	8,136,190	$104,175,451	36,043,413	$353,176,591
Shares issued through acquisition	—	—	21,509,314	207,564,877
Reinvestments	509,817	6,734,685	102,933	956,248
Redemption	(3,073,858)	(38,190,577)	(3,214,598)	(35,160,541)

Net increase	5,572,149	$72,719,559	54,441,062	$526,537,175

Class B
Sales	453,398	$5,552,650	339,353	$3,816,255
Shares issued through acquisition	—	—	5,490,126	52,705,210
Reinvestments	13,635	179,031	—	—
Redemptions	(284,833)	(3,460,304)	(4,001,434)	(38,666,721)

Net increase	182,200	$2,271,377	1,828,045	$17,854,744

Increase derived from capital shares transactions		$74,990,936		$544,391,919

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Financial Highlights

Selected per share data
	Six Months Ended June 30, 2010 (Unaudited)	Class A
		Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.28	$10.13	$15.23	$14.63	$12.75	$12.03

Income (Loss) from Investment Operations
Net Investment Income(a)	0.10	0.18	0.21	0.15	0.13	0.13
Net Realized/Unrealized Gain (loss) on Investments	(1.03)	2.17	(5.17)	0.58	1.89	0.59

Total From Investment Operations	(0.93)	2.35	(4.96)	0.73	2.02	0.72

Less Distributions
Distributions from Net Investment Income	(0.11)	(0.20)	(0.14)	(0.13)	(0.14)	—
Distributions from Net Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(0.11)	(0.20)	(0.14)	(0.13)	(0.14)	—

Net Asset Value, End of Period	$11.24	$12.28	$10.13	$15.23	$14.63	$12.75

Total Return (%)	(7.68)	23.89	(32.84)	5.01	15.92	5.99

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.67 *	0.72	0.96	0.97	1.09	1.01
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.69 *	0.74	1.04	0.99	1.22	1.01
Ratio of Net Investment Income to Average Net Assets (%)	1.55 *	1.63	1.61	0.95	0.98	1.03
Portfolio Turnover Rate (%)	5.0	41.2	14.3	18.2	28.5	16.0
Net Assets, End of Period (in millions)	$718.8	$717.0	$39.9	$46.1	$43.7	$46.0

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	For the Period Ended December 31, 2009(b)
Net Asset Value, Beginning of Period	$12.20	$9.29

Income (Loss) from Investment Operations
Net Investment Income(a)	0.08	0.10
Net Realized/Unrealized Gain on Investments	(1.02)	2.81

Total from Investment Operations	(0.94)	2.91

Less Distributions
Distributions from Net Investment Income	(0.10)	—
Distributions from Net Realized Capital Gains	—	—

Total Distributions	(0.10)	—

Net Asset Value, End of Period	$11.10	$12.20

Total Return (%)	(7.85)	31.32

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.92 *	0.97	*
Ratio of Expenses to Average Net Assets Before Reimbursement And Rebates (%)	0.94 *	0.99	*
Ratio of Net Investment Income to Average Net Assets (%)	1.29 *	1.34	*
Portfolio Turnover Rate (%)	5.0	41.2
Net Assets, End of Period (in millions)	$22.4	$22.3

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—04/28/2009.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Pioneer Fund Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Companies (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

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MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Pioneer Investment Management, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$2,469,287	0.70%	First $200 Million

	0.65%	$200 Million to $500 Million

	0.60%	$500 Million to $2 Billion

	0.55%	Over $2 Billion

Effective May 1, 2009, the Subadviser reduced the subadvisory fee it charges to the Adviser for managing the Portfolio. This fee change reduced the subadvisory fee charged on the Portfolio’s average daily net assets less than or equal to $2 billion. In connection with this change in the subadvisory fee, the Adviser agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2010. Effective May 1, 2010, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under Expense Limitation Agreement
Class A	Class B

1.00%	1.25%

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution

14

MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$64,213,063	$—	$37,533,863

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Acquisitions

At close of business on May 1, 2009, the Portfolio with aggregate Class A and Class B net assets of $288,986,630 and $1,033 respectively, acquired all of the assets and liabilities of Capital Guardian U.S. Equity Fund of the Metropolitan Series Fund, Inc. (“Capital Guardian”). The acquisition was accomplished by a tax-free exchange of 21,509,314 Class A shares of the Portfolio (valued at $207,564,877) for 33,157,940 Class A shares of Capital Guardian and 5,490,126 Class B shares of the Portfolio (valued at $52,705,210) for 8,440,147 of Class B shares of Capital Guardian. Capital Guardian then distributed the shares of the Portfolio that it received from the Portfolio to its shareholders by class. The transaction was part of a restructuring designed to eliminate the offering of overlapping Portfolios in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. The reorganization was proposed because Capital Guardian equity had experienced a significant decline in assets, which, if it continued, would affect the Portfolio’s ability to maintain certain operational efficiencies. Capital Guardian’s net assets on May 1, 2009, were $207,564,877 and $52,705,210 for Class A and Class B, respectively, including investments valued at $260,152,339 with a cost basis of $317,371,775. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments

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MET INVESTORS SERIES TRUST

Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Acquisitions - continued

received by the Portfolio from Capital Guardian were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Portfolio acquired $139,351,745 in capital loss carryforwards from Capital Guardian.

The net assets immediately after the acquisition were $549,257,750, which included $57,219,436 of acquired unrealized depreciation and $500,176 of acquired undistributed net investment income.

Assuming the acquisition had been completed on January 1, 2009, the Portfolio’s pro-forma results of operations for the year ended December 31, 2009 are as follows:

(Unaudited)
Net Investment income	$7,846,571	(a)
Net realized and unrealized gain (loss) on investments futures contracts and foreign currency	59,249,881	(b)

Net increase (decrease) in assets from operations	$67,096,452

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Capital Guardian that have been included in the Portfolio’s Statement of Operations since May 1, 2009.

(a) $7,192,110 as reported plus $500,176 Capital Guardian pre-merger, plus $66,238 in lower Advisory fees, plus $88,047 of pro-forma eliminated other expenses.

(b) $148,750,193 as reported plus $(89,500,312) Capital Guardian pre-merger.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$956,248	$433,431	$—	$—	$956,248	$433,431

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$6,913,699	$—	$131,413,452	$(186,254,705)	$(47,927,554)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010	Expiring 12/31/2011		Expiring 12/31/2015		Expiring 12/31/2016		Expiring 12/31/2017	Total

$8,376,227*	$1,284,282	*	$89,242,664	**	$43,082,756	**	$44,268,776	$186,254,705

* On May 1, 2006, the Pioneer Fund Portfolio, a series of The Travelers Series Trust, was reorganized into the Portfolio. The Portfolio acquired capital losses which are subject to an annual limitation of $1,630,787.

** The Portfolio acquired capital losses in the merger with Capital Guardian on May 1, 2009.

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of

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Pioneer Fund Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Recent Accounting Pronouncement - continued

Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Pioneer Strategic Income Portfolio had a return of 5.03% and 4.87% for Class A and E Shares, respectively, versus 5.25% for its benchmark, the Barclays Capital U.S. Universal Index1.

Market Environment/Conditions

The first half of 2010 was the tale of two markets: the first quarter continued its year-long honeymoon with risk; Greece’s problems remained localized and increasingly positive U.S. economic data including rising non-farm payrolls and retail sales and improving consumer credit reports, buoyed markets. Investors pulled back from risk, however, in the second quarter. Concerns about potential defaults among highly indebted Eurozone members, most notably Greece and Spain, and their impact on highly exposed European banks, fed more broad-based fears about the potential for a global economic slowdown, if not a “double-dip” recession. Lower purchasing managers index reports out of China, resulting from its tightening policy, combined with increasingly discouraging economic data in June from the U.S.—a 30% decline in home sales, tepid private sector payroll gains, and lower retail sales—led investors to reduce risk positions.

U.S. Treasuries were the big winners, as inflation fears abated and investors flocked to quality and away from the Euro. 10 year yields fell from 3.84% to 2.95% (after peaking at 4.01% in April), for a 9.4% return, while 30 year yields fell from 4.64% to 3.91%, (peaking at 4.85%) for a 15.2% return. Agency mortgaged-backed securities (“Agency MBS”) outperformed Treasuries on a duration-adjusted basis, earning absolute returns of 4.46% and excess returns of 0.72%, propped up by the Fed’s buying program in the first quarter and by the return of traditional mortgage investors including banks in the second quarter. Non-agency mortgage-backed, asset-backed (“ABS”) and commercial mortgage-backed (“CMBS”) were the top performers among spread sectors. Supported by PPIP demand and yield-seekers, floating rate non-agency issues returned 11.13% while CMBS returned 12.14%, for excess returns of 7.50%. Investment grade corporates underperformed Treasuries on a duration-adjusted basis, delivering 5.79% absolute and -1.10% excess returns, as spreads widened from 172 bps to 193 bps. Financials led the underperformance with excess returns of -1.26%. High yield returned 4.74% on an absolute basis, as spreads widened from 639 bps to 713 bps. Bank loans underperformed high yield, returning 2.69%, as inflation fears dissipated in the second quarter. Driven by the second quarter flight to quality, the dollar outperformed all major currencies except the Yen: it rose 14.47% vs. the Euro but declined 5.15% vs. the Yen.

Portfolio Review/Current Positioning

Detractors to performance included the short duration, non-dollar exposure and asset allocation. The half year short duration vs. the benchmark hurt performance by over -60 basis points (bps), including -55 bps in the second quarter. We have positioned the Portfolio with short duration, in the expectation that interest rates will rise from multi-year lows over the next several years. The European crisis and its depressing impact on global growth has reduced near-term inflationary concerns. While duration hurt the Portfolio, the yield curve positioning helped performance by +15 bps. Late in the first quarter, we removed the yield curve steepener from the Portfolio, introducing a slightly barbelled position across the yield curve. With the yield curve reflecting near all-time steep levels, we believed the risk-return tradeoff favored positions that benefited from static or flatter yield curves. The Portfolio gained +6 bps from its yield curve steepener in the first quarter and +9 bps from its more neutral positioning in the second quarter.

The non-dollar currency exposure also hurt performance by -48 bps, primarily in the second quarter, reflecting the flight to quality that favored the United States versus the Eurozone. The 2.9% exposure to the Euro hurt second quarter performance by -15 bps; the 1% positions in the Norwegian Krone and Swedish Krona hurt by -11 and -9 bps, respectively.

Finally, asset allocation (including the lower quality of the Portfolio) hurt performance by -15 bps. The average 37% overweight to corporates hurt performance by approximately -50 bps, primarily reflecting the negative impact of the 25% overweight to industrial corporates. We hold an overweight to credit, given our belief that the corporate sector is the most attractive and healthy sector in the U.S. economy; in addition, valuations continue to be attractive, particularly in light of declining default rates. The lower quality allocation within industrials contributed over -15 bps to this underperformance. While financial corporates underperformed, the lower quality allocation within financial corporates helped performance, so that the overweight to financials contributed on a net basis, adding over +10 bps to performance. Utilities subtracted -10 bps from performance. The underweight to agency MBS reduced performance by almost -20 bps; we hold a significant underweight to this sector, given all-time rich valuations that reflect government support programs. The negative impact of the corporate overweight and agency MBS underweight was counteracted by the benefit of the overweight to ABS (+18 bps) and non-agency collateralized mortgage obligations (“CMOs”) (+14 bps). The non-agency MBS/ABS sector has been a top performer this year, reflecting strong demand and limited new supply.

Performance benefited from strong security selection, which contributed approximately +120 bps, particularly within corporates and ABS. Security selection within industrial corporates added approximately +115 bps to performance. Security selection within financial and utility corporates, as well as ABS each added +10-15 bps to performance.

We have not materially altered the asset allocation of the Portfolio since the beginning of 2010. At the margin, we have added floating rate non-agency MBS/ABS and bank loans, the latter, as part of the high yield allocation, to hedge against rising interest rates. While we had low exposure to European sovereigns and corporates (and no exposure to Greece and de minimis exposure to other stressed European countries), we further reduced exposure to pan-European issues prior to the European crisis. The most important change we made to portfolio positioning was the removal of the yield curve steepener, discussed above.

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Pioneer Strategic Income Portfolio

Managed by Pioneer Investment Management, Inc.

Portfolio Manager Commentary* (continued)

We favor corporate credit, the spreads of which have recently widened above long term averages, and particularly in light of the strong financial position of corporations and declining defaults. We continue to increase exposure to floating rate instruments such as certain non-agency MBS and bank loans, are maintaining our investment grade and high yield corporate exposures and continue to focus on security selection. We have positioned our portfolios with slightly short duration but have removed the yield curve steepener. With the yield curve already reflecting all-time steep levels, we believe the risk-return tradeoff now favors positions that benefit from static or flatter yield curves. Relative to historic levels, we continue to have an underweight to non-dollar currency. The Euro has not yet reclaimed its role as a credit risk diversifier, and continues to have high correlation with risky assets. We favor currencies, including emerging market currencies, of countries with strong balance sheets.

Ken Taubes, Portfolio Manager, Executive Vice President

Pioneer Investments, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
U.S. Treasury Notes	4.3
U.S. Treasury Bonds	3.4
Federal National Mortgage Assoc.	2.7
Canada Housing Trust	1.2
Brazilian Government International Bond	1.1
Federal Home Loan Mortgage Corp.	0.8
France Government Bond OAT	0.8
JPMorgan Chase & Co.	0.7
Goldman Sachs Capital II	0.6
Dubai Electricity & Water Authority	0.5

Top Sectors

% of Market Value
Financials	49.5
Government	14.8
Mortgage Securities	12.5
Loan Participation	7.5
Energy	5.6
Industrials	4.1
Communications	3.3
Asset-Backed Securities	1.0
Cyclical	0.9
Non-Cyclical	0.8

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Pioneer Strategic Income Portfolio

Pioneer Strategic Income Portfolio managed by

Pioneer Investment Management, Inc. vs. Barclays Capital U.S. Universal Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	10 Year	Since Inception[3]
Pioneer Strategic Income Portfolio—Class A	5.03%	20.05%	7.48%	7.78%	—
Class E	4.87%	19.81%	—	—	9.61%
Barclays Capital U.S. Universal Index[1]	5.25%	10.60%	5.56%	6.59%	—

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Bond Index, the U.S. High Yield Corporate index, the Investment Grade 144A index, the Eurodollar Index, the U.S. Emerging markets index and the non-ERISA portion of the Commercial Mortgage Backed Securities Index.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

3 Inception of Class A shares is 6/16/94. Inception of the Class E shares is 4/28/08.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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Pioneer Strategic Income Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.66%	$1,000.00	$1,050.30	$3.36
Hypothetical	0.66%	1,000.00	1,021.52	3.31

Class E
Actual	0.81%	$1,000.00	$1,048.70	$4.11
Hypothetical	0.81%	1,000.00	1,020.78	4.06

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Municipals - 1.0%
California State University Revenue, Systemwide, Series A 5.000%, due 11/01/39	$1,502,000	$1,513,490
Charlotte Special Facilities Revenue, Refunding Charlotte/Douglas International Airport 5.600%, due 07/01/27	1,000,000	815,050
Connecticut State Health & Educational, Facility Authority Revenue, Yale University, Series Z-1 5.000%, due 07/01/42	1,451,000	1,516,556
Illinois State general Obligation Unlimited Build America Bonds 1.395%, due 02/01/11	1,040,000	1,039,199
Taxable 3.321%, due 01/01/13	730,000	727,080
New Jersey Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc., Project 6.250%, due 09/15/29	463,000	428,877
7.000%, due 11/15/30(a)	117,000	117,073
Wisconsin State General Reserve 5.750%, due 05/01/33	134,000	145,666

Total Municipals (Cost $5,759,757)		6,302,991

Asset-Backed Securities - 15.1%
ACE Securities Corp. 1.247%, due 12/25/34(a)	578,893	425,077
0.397%, due 08/25/36(a)	682,252	577,085
Aegis Asset Backed Securities Trust 2.822%, due 01/25/34(a)	133,002	81,692
Alfa Diversified Payment Rights Finance Co. 2.437%, due 12/15/11 (144A)(a)(b)	441,000	420,065
American Tower Trust 5.957%, due 04/15/37 (144A)(b)	1,082,000	1,161,884
Ameriquest Mortgage Securities, Inc. 5.972%, due 10/25/33(a)	25,000	5,324
Argent Securities, Inc. 0.647%, due 02/25/36(a)	338,187	330,233
Asset Backed Funding Certificates 0.407%, due 01/25/37(a)	186,799	182,947
Asset Backed Securities Corp. Home Equity 0.787%, due 04/25/35(a)	172,169	164,732
Banc of America Alternative Loan Trust 5.000%, due 07/25/19	1,750,592	1,780,400
5.500%, due 09/25/33	1,128,523	1,181,619
6.000%, due 11/25/34	286,101	285,193

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Banc of America Commercial Mortgage, Inc. 4.050%, due 11/10/38	$686,093	$695,412
Banc of America Funding Corp. 5.500%, due 01/25/36	801,557	799,152
0.470%, due 08/26/36 (144A)(a)(b)	1,640,661	1,550,424
Banc of America Mortgage Securities, Inc. 4.750%, due 10/25/20	1,567,337	1,551,228
5.750%, due 01/25/35	479,240	481,623
5.123%, due 09/25/35(a)	689,869	692,870
Bayview Commercial Asset Trust
0.707%, due 04/25/34 (144A)(a)(b)	771,871	628,389
2.258%, due 04/25/36 (144A)(a)(b)(c)	5,699,584	321,457
BCAP LLC Trust 5.000%, due 11/25/36	1,470,000	1,486,901
Bear Stearns Asset Backed Securities Trust 0.477%, due 10/25/36(a)	622,708	553,423
Bear Stearns Commercial Mortgage Securities, Inc. 5.462%, due 04/12/38(a)	2,200,000	2,221,404
Carrington Mortgage Loan Trust 0.837%, due 02/25/35(a)	505,520	499,409
0.747%, due 09/25/35(a)	265,738	233,321
0.457%, due 07/25/36(a)	798,292	743,507
0.447%, due 10/25/36-06/25/37(a)	1,848,000	1,463,087
0.467%, due 02/25/37(a)	406,552	371,215
Charlie Mac 5.000%, due 10/25/34	1,333,829	1,360,624
Chase Mortgage Finance Corp. 5.000%, due 10/25/33	653,858	675,950
5.500%, due 05/25/35-05/25/37	2,399,798	2,307,623
4.213%, due 02/25/37(a)	397,935	407,383
Citicorp Mortgage Securities, Inc. 5.500%, due 02/25/22-04/25/35	1,747,575	1,733,863
5.000%, due 02/25/36	74,762	70,737
Citicorp Residential Mortgage Securities, Inc. 5.939%, due 07/25/36	560,000	525,816
Citigroup Commercial Mortgage Trust 4.639%, due 05/15/43	1,094,110	1,117,603
Citigroup Mortgage Loan Trust, Inc. 4.864%, due 09/25/35(a)	1,098,722	1,011,359
0.497%, due 08/25/36(a)	475,868	341,218
0.447%, due 10/25/36(a)	186,171	183,807
Conseco Finance Securitizations Corp. 6.910%, due 05/01/33(a)	3,319	3,418

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
7.360%, due 09/01/33	$2,310	$2,449
6.681%, due 12/01/33(a)	99,409	101,602
Countrywide Alternative Loan Trust 5.000%, due 08/25/19-05/25/34	2,638,802	2,681,270
0.747%, due 03/25/34(a)	565,972	533,733
5.500%, due 04/25/34-01/25/35	1,276,274	1,212,935
0.697%, due 09/25/35(a)	358,140	203,931
0.677%, due 10/25/35(a)	555,719	303,532
Countrywide Asset-Backed Certificates 0.767%, due 08/25/35 (a)	1,204,686	1,132,833
4.456%, due 10/25/35(a)	922,865	900,776
0.857%, due 11/25/35(a)	1,065,000	930,969
0.547%, due 02/25/37 (144A)(a)(b)	369,132	236,770
0.397%, due 07/25/37(a)	154,115	149,808
0.463%, due 09/25/37(a)	168,074	154,707
5.683%, due 10/25/46(a)	900,000	855,518
Countrywide Home Loan Mortgage Pass Through Trust 3.704%, due 09/25/33(a)	14,657	11,539
4.500%, due 09/25/35	949,708	728,332
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, due 08/25/20	658,599	635,814
6.122%, due 04/15/37 (144A)(a)(b)	70,000	50,666
1.497%, due 09/25/34(a)	223,034	48,700
Credit-Based Asset Servicing and Securitization LLC 0.437%, due 04/25/37(a)	468,461	400,225
Crown Castle Towers LLC 5.470%, due 11/15/36 (144A)(b)	625,000	646,842
5.772%, due 11/15/36 (144A)(b)	1,395,000	1,443,626
CW Capital Cobalt, Ltd. 5.174%, due 08/15/48	339,178	354,515
DB Master Finance LLC 5.779%, due 06/20/31 (144A)(b)	1,505,000	1,466,720
8.285%, due 06/20/31 (144A)(b)	1,751,000	1,603,405
DLJ Commercial Mortgage Corp. 7.180%, due 11/10/33	90,474	90,436
Dominos Pizza Master Issuer LLC 5.261%, due 04/25/37 (144A)(b)	1,700,000	1,574,249
7.629%, due 04/25/37 (144A)(b)	1,602,000	1,396,629
Downey Savings & Loan Association Mortgage Loan Trust 0.718%, due 10/19/45(a)	486,404	154,751
Ellington Loan Acquisition Trust 1.147%, due 05/27/37 (144A)(a)(b)	552,083	480,968

Security Description	Par Amount	Value

Asset-Backed Securities - continued
FBR Securitization Trust 0.637%, due 09/25/35(a)	$575,533	$539,144
0.697%, due 10/25/35(a)	214,405	131,905
First Franklin Mortgage Loan Asset Backed Certificates 0.887%, due 09/25/34(a)	362,768	336,058
0.797%, due 03/25/35(a)	333,000	297,085
0.857%, due 09/25/35(a)	650,000	536,061
0.627%, due 10/25/35(a)	946,047	912,042
Fremont Home Loan Trust 0.457%, due 02/25/36(a)	94,371	92,038
Global Tower Partners Acquisition Partners LLC 7.874%, due 05/15/37 (144A)(b)	240,000	255,534
GMAC Mortgage Corp. Loan Trust 5.500%, due 11/25/33	828,986	868,956
4.250%, due 07/25/40 (144A)(b)	600,000	598,500
Green Tree Financial Corp. 7.860%, due 03/01/30(a)	139,562	130,435
Greenpoint Manufactured Housing 8.450%, due 06/20/31(a)	174,756	164,976
GSAMP Trust 0.777%, due 03/25/35(a)	276,664	261,932
0.607%, due 11/25/35(a)	107,195	105,472
0.477%, due 01/25/37(a)	323,171	283,636
GSR Mortgage Loan Trust 4.772%, due 03/25/37(a)	1,052,401	1,022,929
Home Equity Asset Trust 0.827%, due 07/25/35(a)	524,000	468,844
0.627%, due 12/25/35(a)	400,649	362,326
Impac CMB Trust 0.987%, due 09/25/34(a)	151,182	109,390
0.747%, due 10/25/35(a)	426,861	350,560
Impac Secured Assets Corp. 0.697%, due 05/25/36(a)	604,004	492,194
Indymac Index Mortgage Loan Trust 0.947%, due 04/25/34(a)	50,369	25,954
Indymac Residential Asset Backed Trust 0.427%, due 07/25/37(a)	236,515	234,397
0.477%, due 04/25/47(a)	242,647	235,158
JPMorgan Alternative Loan Trust 6.000%, due 03/25/36	845,354	608,599
JPMorgan Chase Commercial Mortgage Securities Corp. 4.790%, due 10/15/42	92,823	92,774
JPMorgan Mortgage Acquisition Corp. 0.587%, due 12/25/35(a)	216,754	197,976

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
JPMorgan Mortgage Trust 6.000%, due 09/25/34	$1,253,425	$1,281,261
4.930%, due 11/25/35(a)	336,750	320,546
Lehman XS Trust 0.697%, due 12/25/35(a)	788,883	219,205
LNR CDO, Ltd. 3.097%, due 07/24/37 (144A)(a)(b)	215,000	27,950
Luminent Mortgage Trust 0.607%, due 07/25/36(a)	828,481	70,907
Madison Avenue Manufactured Housing Contract Trust 3.597%, due 03/25/32(a)	250,000	192,018
MASTER Alternative Loans Trust 5.500%, due 10/25/19-02/25/35	2,387,571	2,372,986
6.000%, due 07/25/34	1,544,317	1,509,135
MASTER Asset Backed Securities Trust 5.597%, due 12/25/32(a)	13,521	1,875
0.777%, due 05/25/35(a)	261,968	250,271
MASTER Asset Securitization Trust 5.500%, due 11/25/33	569,135	588,392
Merrill Lynch Mortgage Investors Trust 2.800%, due 02/25/35(a)	875,048	786,360
Merrill Lynch Mortgage Trust 4.556%, due 06/12/43	317,330	317,151
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.439%, due 02/12/39(a)	1,400,000	1,421,899
Morgan Stanley Capital, Inc. 0.447%, due 08/25/36(a)	117,153	114,813
0.407%, due 12/25/36(a)	279,815	260,975
Series GMTN 0.417%, due 10/25/36(a)	452,414	382,213
Morgan Stanley Home Equity Loan Trust 0.517%, due 02/25/36(a)	988,888	918,145
0.447%, due 04/25/37(a)	633,471	588,295
Novastar Home Equity Loan 0.717%, due 01/25/36(a)	1,000,000	811,135
Option One Mortgage Loan Trust 0.437%, due 05/25/37(a)	226,614	217,471
0.467%, due 02/25/38(a)	353,789	343,888
PF Export Receivables Master Trust 6.436%, due 06/01/15 (144A)(b)	472,467	500,470
Power Receivables Finance LLC 6.290%, due 01/01/12 (144A)(b)	382,093	389,773
Realkredit Danmark AS 7.000%, due 04/01/32(o)	7,022	1,289
Residential Accredit Loans, Inc. 5.000%, due 08/25/18-03/25/19	2,150,481	2,197,103

Security Description	Par Amount	Value

Asset-Backed Securities - continued
5.500%, due 09/25/32	$303,296	$299,122
0.947%, due 04/25/34(a)	579,288	531,035
Residential Asset Mortgage Products, Inc. 0.817%, due 07/25/35(a)	525,000	443,123
0.507%, due 08/25/36(a)	536,972	455,164
Residential Asset Securities Corp. 0.787%, due 08/25/35(a)	517,000	409,122
0.577%, due 01/25/36(a)	299,396	263,297
0.597%, due 01/25/36(a)	73,602	69,308
Residential Funding Mortgage Securities I 5.500%, due 11/25/35	680,213	611,782
Sasco Net Interest Margin Trust 0.000%, due 05/27/33 (144A)(b)	47,096	15
Saxon Asset Securities Trust 0.457%, due 10/25/46(a)	1,179,255	1,110,083
Securitized Asset Backed Receivables LLC 0.817%, due 04/25/35(a)	381,879	353,951
Sequoia Mortgage Trust 0.968%, due 09/20/33(a)	412,818	362,092
Soundview Home Equity Loan Trust 0.467%, due 01/25/37(a)	280,081	268,877
Specialty Underwriting & Residential Finance 0.597%, due 09/25/36(a)	307,095	280,014
Structured Asset Mortgage Investments, Inc. 0.657%, due 09/25/45(a)	298,454	173,655
Structured Asset Securities Corp. 2.562%, due 06/25/33(a)	574,167	552,297
5.000%, due 05/25/35	631,656	617,416
0.597%, due 11/25/37(a)	409,286	382,254
Tengizchevroil Finance Co. SARL 6.124%, due 11/15/14 (144A)(b)	1,717,295	1,777,401
TIAA Commercial Real Estate Securitization 6.840%, due 05/22/37 (144A)(b)	100,000	38,500
Timberstar Trust 5.668%, due 10/15/36 (144A)(b)	540,000	586,332
7.530%, due 10/15/36 (144A)(b)	1,549,000	1,548,162
Vericrest Opportunity Loan Transferee 4.250%, due 05/25/39 (144A)(a)(b)	457,382	455,461
Wachovia Bank Commercial Mortgage Trust 4.957%, due 08/15/35(a)	1,450,000	1,468,505
4.516%, due 05/15/44	162,099	162,063
5.416%, due 01/15/45	1,600,000	1,617,345
WaMu Mortgage Pass Through Certificates 5.500%, due 04/25/33	950,000	978,642
5.000%, due 11/25/33	318,875	328,782
0.765%, due 10/25/44(a)	178,093	125,848
0.577%, due 04/25/45(a)	941,575	729,521

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Asset-Backed Securities - continued
Wells Fargo Home Equity Trust 0.697%, due 11/25/35(a)	$517,140	$492,893
Wells Fargo Mortgage Backed Securities Trust 4.500%, due 07/25/19	293,827	299,670
5.000%, due 03/25/21	981,193	961,143
4.535%, due 06/25/34(a)	169,863	167,636
2.955%, due 10/25/34(a)	431,852	429,398
5.021%, due 04/25/35(a)	265,451	262,242
2.939%, due 10/25/35(a)	1,233,730	1,131,475
3.002%, due 10/25/35(a)	439,731	432,268
5.500%, due 10/25/35	375,491	363,567

Total Asset-Backed Securities (Cost $97,334,958)		98,456,586

Domestic Bonds & Debt Securities - 50.5%
Aerospace & Defense - 0.7%
Aeroflex, Inc. 11.750%, due 02/15/15	567,000	609,525
BE Aerospace, Inc. 8.500%, due 07/01/18(d)	1,585,000	1,668,212
DigitalGlobe, Inc. 10.500%, due 05/01/14(d)	110,000	118,800
Esterline Technologies Corp. 7.750%, due 06/15/13	1,267,000	1,286,005
GeoEye, Inc. 9.625%, due 10/01/15 (144A)(b)	600,000	615,000

		4,297,542

Airlines - 0.1%
Continental Airlines, Inc. Series 2000-1 8.499%, due 05/01/11	110,955	110,955
Series 971B 7.461%, due 04/01/13	75,770	74,065
Delta Air Lines, Inc. 7.779%, due 01/02/12	177,966	177,076

		362,096

Auto Components - 0.6%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A)(b)(d)	799,000	840,947
Goodyear Tire & Rubber Co. (The) 10.500%, due 05/15/16(d)	235,000	256,738
Lear Corp. 8.750%, due 12/01/16(d)(e)	2,192,000	—
Tenneco, Inc. 8.625%, due 11/15/14(d)	1,272,000	1,289,490
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A)(b)	1,694,000	1,651,650

		4,038,825

Security Description	Par Amount	Value

Automobiles - 0.1%
Fhu-Jin, Ltd., Series B 4.244%, due 08/10/11 (144A)(a)(b)	$500,000	$504,450

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A)(b)	1,254,000	1,524,521
Argentine Beverages Financial 7.375%, due 03/22/12 (144A)(b)	132,800	137,514
Companhia de Bebidas das Americas 10.500%, due 12/15/11(d)	54,000	61,155
8.750%, due 09/15/13(d)	747,000	877,725

		2,600,915

Biotechnology - 0.0%
Biogen Idec, Inc. 6.000%, due 03/01/13	10,000	11,006

Building Products - 0.4%
Masco Corp. 7.125%, due 03/15/20(d)	1,930,000	1,880,454
Voto-Votorantim Overseas Trading Operations NV 6.625%, due 09/25/19 (144A)(b)	500,000	510,000

		2,390,454

Capital Markets - 0.7%
Jefferies Group, Inc. 6.875%, due 04/15/21	1,625,000	1,632,285
Macquarie Group, Ltd. 7.625%, due 08/13/19 (144A)(b)	1,170,000	1,316,801
6.000%, due 01/14/20 (144A)(b)(d)	1,400,000	1,421,469
TD Ameritrade Holding Corp. 5.600%, due 12/01/19(d)	500,000	527,707

		4,898,262

Chemicals - 1.6%
Agrium, Inc. 6.750%, due 01/15/19(d)	2,117,000	2,459,603
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A)(b)	382,000	334,250
CF Industries, Inc. 6.875%, due 05/01/18	800,000	814,000
Cytec Industries, Inc. 8.950%, due 07/01/17	1,060,000	1,296,858
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 02/01/18	1,250,000	1,134,375
Hyundai Capital Services, Inc. 6.000%, due 05/05/15 (144A)(b)	2,165,000	2,320,438

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Chemicals - continued
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A)(b)(p)	$850,000	$765,237
Nova Chemicals Corp. 8.375%, due 11/01/16	525,000	525,000
8.625%, due 11/01/19(d)	625,000	621,875

		10,271,636

Commercial & Professional Services - 0.0%
Aleris International, Inc. 9.000%, due 12/15/14(e)	419,000	4,180

Commercial Banks - 5.1%
American Express Bank FSB S.A. 5.500%, due 04/16/13(d)	550,000	594,678
ATF Bank 9.250%, due 04/12/12 (144A)(b)	562,000	578,860
ATF Capital B.V. 9.250%, due 02/21/14 (144A)(b)	625,000	653,125
Banco de Credito Del Peru 9.750%, due 11/06/69 (144A)(a)(b)	455,000	511,443
Banco Macro S.A. 10.750%, due 06/07/12	500,000	342,500
BNP Paribas 0.496%, due 04/27/17(a)	1,550,000	1,494,522
CoBank AB 7.875%, due 04/16/18 (144A)(b)	385,000	444,820
Credit Agricole S.A. 8.375%, due 12/31/49 (144A)(a)(b)	1,460,000	1,387,000
Goldman Sachs Capital II 5.793%, due 12/29/49(a)	5,300,000	4,028,000
Industrial Bank Of Korea 7.125%, due 04/23/14 (144A)(b)	720,000	810,771
International Bank for Reconstruction & Development (The) 5.750%, due 10/21/19(l)	3,000,000	2,555,897
Kazkommerts International B.V. 8.000%, due 11/03/15 (144A)(b)	640,000	582,400
KeyBank N.A. 5.800%, due 07/01/14(d)	1,225,000	1,308,979
Keycorp 6.500%, due 05/14/13(d)	865,000	946,819
Mellon Funding Corp. 5.500%, due 11/15/18	812,000	871,501
Mid-State Trust 7.540%, due 02/15/36	53,336	49,967
PNC Bank NA 6.000%, due 12/07/17	665,000	726,289

Security Description	Par Amount	Value

Commercial Banks - continued
PNC Financial Services Group, Inc. 8.250%, due 05/29/49(a)(d)	$2,749,000	$2,849,404
Rabobank Nederland 12.551%, due 03/03/15(f)(s)	7,400,000	3,050,858
SBP DPR Finance Co. 3.287%, due 03/15/17 (144A)(a)(b)	1,000,000	1,011,300
Sovereign Bank 8.750%, due 05/30/18	930,000	1,075,378
State Street Capital Trust III 8.250%, due 03/15/42(a)(d)	3,070,000	3,076,140
Turanalem Finance B.V. 8.500%, due 02/10/15 (144A)(b)(e)	775,000	364,250
Wachovia Bank N.A. 6.000%, due 11/15/17	1,215,000	1,325,936
Wells Fargo Capital XIII 7.700%, due 03/26/13(a)(d)	3,005,000	3,050,075

		33,690,912

Communications Equipment - 0.6%
Brocade Communications Systems, Inc. 6.625%, due 01/15/18 (144A)(b)	240,000	239,400
6.875%, due 01/15/20 (144A)(b)(d)	240,000	239,400
GTP Towers Issuer LLC 4.436%, due 02/15/15 (144A)(b)	1,980,000	2,091,439
MasTec, Inc. 7.625%, due 02/01/17	1,147,000	1,121,193

		3,691,432

Computers & Peripherals - 0.3%
SunGard Data Systems, Inc. 10.625%, due 05/15/15	805,000	864,369
10.250%, due 08/15/15(d)	802,000	832,075

		1,696,444

Construction & Engineering - 0.2%
Dycom Industries, Inc. 8.125%, due 10/15/15	1,237,000	1,224,630
Esco Corp. 4.412%, due 12/15/13 (144A)(a)(b)	325,000	299,000

		1,523,630

Construction Materials - 0.2%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A)(a)(b)	1,128,000	745,326
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A)(a)(b)	780,000	514,339

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Construction Materials - continued
Holcim US Finance Sarl & Cie SCS 6.000%, due 12/30/19 (144A)(b)	$225,000	$240,458

		1,500,123

Consumer Finance - 0.1%
SLM Corp. 4.000%, due 07/25/14(a)	989,000	841,451

Containers & Packaging - 0.4%
AEP Industries, Inc. 7.875%, due 03/15/13	452,000	447,480
Consol Glass, Ltd. 7.625%, due 04/15/14 (144A)(b)(p)	325,000	375,475
Graphic Packaging International, Inc. 9.500%, due 08/15/13(d)	1,157,000	1,183,032
Impress Holdings B.V. 9.250%, due 09/15/14 (144A)(b)(p)	500,000	632,960

		2,638,947

Distributors - 0.6%
ACE Hardware Corp. 9.125%, due 06/01/16 (144A)(b)	937,000	986,193
Marfrig Overseas, Ltd. 9.500%, due 05/04/20 (144A)(b)(d)	1,775,000	1,742,347
NSG Holdings LLC 7.750%, due 12/15/25 (144A)(b)	1,165,000	1,031,025

		3,759,565

Diversified Financial Services - 4.3%
American Honda Finance Corp. 6.700%, due 10/01/13 (144A)(b)	1,995,000	2,272,361
Bank of America Corp., Series K 8.000%, due 12/29/49(a)	630,000	609,380
Cantor Fitzgerald LP 7.875%, due 10/15/19 (144A)(b)	2,100,000	2,176,448
Capital One Bank USA N.A. 8.800%, due 07/15/19	720,000	900,328
Capital One Capital VI 8.875%, due 05/15/40(d)	1,365,000	1,405,950
Carillon, Ltd., Series 2 15.787%, due 01/10/11 (144A)(a)(b)	350,000	328,615
Glencore Funding LLC 6.000%, due 04/15/14 (144A)(b)	2,259,000	2,261,302
Green Valley, Ltd. 4.240%, due 01/10/11 (144A)(a)(b)(p)	250,000	308,061

Security Description	Par Amount	Value

Diversified Financial Services - continued
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14	$1,224,000	$1,245,420
Janus Capital Group, Inc. 6.250%/6.500%, due 06/15/12(d)(g)	1,607,000	1,659,279
6.700%/6.950%, due 06/15/17(g)	1,340,000	1,347,013
KazMunaiGaz Finance Sub B.V. 7.000%, due 05/05/20 (144A)(b)	1,530,000	1,550,830
Leucadia National Corp. 7.125%, due 03/15/17	590,000	572,300
Merrill Lynch & Co., Inc. 5.450%, due 02/05/13	1,097,000	1,151,487
Morgan Stanley 6.625%, due 04/01/18(d)	2,054,000	2,156,123
5.500%, due 01/26/20	1,100,000	1,066,085
NCO Group, Inc. 5.311%, due 11/15/13(a)(d)	2,314,000	1,978,470
Nissan Motor Acceptance Corp. 4.500%, due 01/30/15 (144A)(b)	385,000	397,660
Petroplus Finance, Ltd. 7.000%, due 05/01/17 (144A)(b)	110,000	90,200
Prudential Financial, Inc. 5.150%, due 01/15/13(d)	1,300,000	1,376,645
6.200%, due 01/15/15	215,000	236,849
Successor X, Ltd. 0.019%, due 12/09/10 (144A)(a)(b)	250,000	232,625
9.897%, due 04/04/13 (144A)(a)(b)	300,000	273,825
TNK-BP Finance S.A. 7.500%, due 07/18/16 (144A)(b)	1,090,000	1,133,600
6.625%, due 03/20/17 (144A)(b)	375,000	371,250
7.875%, due 03/13/18 (144A)(b)	350,000	366,450
Tyco International Finance S.A. 8.500%, due 01/15/19	677,000	876,564

		28,345,120

Diversified Telecommunication Services - 2.5%
Cincinnati Bell, Inc. 8.250%, due 10/15/17(d)	1,150,000	1,081,000
8.750%, due 03/15/18	696,000	631,620
COLO.COM, Inc. 13.875%, due 03/15/10 (144A)(b)(e)	181,449	—
Digicel Group, Ltd. 8.250%, due 09/01/17 (144A)(b)	1,350,000	1,344,938
Embarq Corp. 7.082%, due 06/01/16	972,000	1,037,460
Global Crossing, Ltd. 12.000%, due 09/15/15 (144A)(b)	1,185,000	1,262,025
Mystic Re. II, Ltd. 2007 10.538%, due 06/07/11 (144A)(a)(b)	400,000	387,480

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Diversified Telecommunication Services - continued
Mystic Re. II, Ltd. 2009 12.538%, due 03/20/12 (144A)(a)(b)	$250,000	$261,350
New Communications Holdings, Inc. 8.250%, due 04/15/17 (144A)(b)(d)	305,000	307,669
8.500%, due 04/15/20 (144A)(b)	600,000	604,500
8.750%, due 04/15/22 (144A)(b)	1,200,000	1,206,000
NII Capital Corp. 10.000%, due 08/15/16	540,000	571,050
Nordic Telephone Co. Holdings 6.159%, due 05/01/16 (144A)(a)(b)(p)	552,235	670,240
PAETEC Holding Corp. 9.500%, due 07/15/15(d)	1,632,000	1,595,280
8.875%, due 06/30/17(d)	500,000	502,500
Qtel International Finance, Ltd. 6.500%, due 06/10/14 (144A)(b)	1,030,000	1,129,170
Qwest Corp. 8.875%, due 03/15/12	475,000	511,813
tw telecom holdings, inc. 8.000%, due 03/01/18 (144A)(b)	400,000	410,000
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications 9.125%, due 04/30/18 (144A)(b)(d)	935,000	1,010,969
Windstream Corp. 8.625%, due 08/01/16	1,560,000	1,579,500
Xanadoo Co. 9.750%, due 12/01/06(e)	8,696	—

		16,104,564

Education - 0.3%
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, due 05/01/19	950,000	1,036,780
President & Fellows of Harvard College 3.700%, due 04/01/13	807,000	851,412

		1,888,192

Electric Utilities - 2.0%
CenterPoint Energy Houston Electric LLC 7.000%, due 03/01/14	557,000	646,707
Commonwealth Edison Co. 6.950%, due 07/15/18	1,100,000	1,237,500
Dubai Electricity & Water Authority 8.500%, due 04/22/15 (144A)(b)	3,045,000	3,113,698
FPL Energy American Wind LLC 6.639%, due 06/20/23 (144A)(b)	422,320	450,085
FPL Energy Wind Funding LLC 6.876%, due 06/27/17 (144A)(b)	468,700	465,185
Israel Electric Corp., Ltd. 7.250%, due 01/15/19 (144A)(b)	845,000	935,578

Security Description	Par Amount	Value

Electric Utilities - continued
9.375%, due 01/28/20 (144A)(b)	$410,000	$516,462
New York State Electric & Gas Corp. 6.150%, due 12/15/17 (144A)(b)	950,000	991,496
Panoche Energy Center LLC 6.885%, due 07/31/29 (144A)(b)	895,560	957,370
Public Service Co. of New Mexico 7.950%, due 05/15/18	425,000	448,296
Star Energy Geothermal Wayang Windu, Ltd. 11.500%, due 02/12/15 (144A)(b)	1,000,000	1,043,037
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15(d)	947,000	629,755
West Penn Power Co. 5.950%, due 12/15/17 (144A)(b)	1,197,000	1,291,721
White Pine Hydro Portfolio LLC 7.260%, due 07/20/15 (144A)(b)	515,000	455,984

		13,182,874

Electrical Equipment - 0.7%
Baldor Electric Co. 8.625%, due 02/15/17(d)	1,984,000	2,063,360
Belden, Inc. 7.000%, due 03/15/17	1,465,000	1,422,881
Coleman Cable, Inc. 9.000%, due 02/15/18 (144A)(b)(d)	971,000	928,519
Legrand S.A. 8.500%, due 02/15/25	20,000	24,292

		4,439,052

Electronic Equipment, Instruments & Components - 0.1%
Agilent Technologies, Inc. 5.500%, due 09/14/15	500,000	538,792

Energy Equipment & Services - 1.3%
Complete Production Services, Inc. 8.000%, due 12/15/16	1,375,000	1,350,937
Oceanografia S.A. de C.V. 11.250%, due 07/15/15 (144A)(b)	1,456,000	851,323
Plains All American Pipeline 6.125%, due 01/15/17	1,467,000	1,594,534
Sevan Marine ASA
7.920%, due 10/24/12 (144A)(a)(b)(q)	1,500,000	235,922
3.619%, due 05/14/13 (144A)(a)(b)	1,300,000	1,053,000
Spectra Energy Capital LLC 6.200%, due 04/15/18	1,109,000	1,231,050
Series B 6.750%, due 07/15/18	600,000	673,460
Weatherford International, Ltd. 9.625%, due 03/01/19(d)	1,209,000	1,458,096

		8,448,322

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Entertainment & Leisure - 0.1%
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A)(b)(d)	$635,000	$506,413

Food Products - 0.8%
Bertin, Ltd. 10.250%, due 10/05/16 (144A)(b)	200,000	213,000
Cargill, Inc. 5.200%, due 01/22/13 (144A)(b)	1,200,000	1,293,080
Independencia International, Ltd. 12.000%, due 12/30/16 (144A)(b)	276,660	105,131
Kraft Foods, Inc. 6.500%, due 02/09/40(d)	1,850,000	2,059,737
Minerva Overseas II, Ltd. 10.875%, due 11/15/19 (144A)(b)	850,000	845,322
Minerva Overseas, Ltd. 9.500%, due 02/01/17 (144A)(b)	575,000	560,625

		5,076,895

Gas Utilities - 0.7%
Korea Gas Corp. 6.000%, due 07/15/14 (144A)(b)(d)	380,000	412,476
NGPL PipeCo LLC 6.514%, due 12/15/12 (144A)(b)	1,284,000	1,279,313
Questar Pipeline Co. 5.830%, due 02/01/18(d)	1,441,000	1,628,545
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A)(b)	1,274,000	1,229,410

		4,549,744

Health Care Equipment & Supplies - 0.1%
Biomet, Inc. 10.375%, due 10/15/17(h)	874,000	943,920

Health Care Providers & Services - 0.6%
DASA Finance Corp. 8.750%, due 05/29/18 (144A)(b)	400,000	435,000
HCA, Inc. 9.125%, due 11/15/14	495,000	519,131
7.190%, due 11/15/15	10,000	8,925
9.625%, due 11/15/16(h)	1,960,657	2,102,805
8.500%, due 04/15/19	417,000	444,105
7.875%, due 02/15/20	500,000	516,875
8.360%, due 04/15/24	50,000	46,750
7.690%, due 06/15/25	50,000	45,000

		4,118,591

Homebuilders - 0.4%
Desarrolladora Homex S.A. de C.V. 9.500%, due 12/11/19 (144A)(b)	1,055,000	1,072,902

Security Description	Par Amount	Value

Homebuilders - continued
Meritage Homes Corp. 6.250%, due 03/15/15	$1,593,000	$1,513,350
Urbi, Desarrollos Urbanos, S.A. de C.V. 9.500%, due 01/21/20 (144A)(b)	346,000	360,705

		2,946,957

Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados B.V. 7.500%, due 10/01/19 (144A)(b)	875,000	918,750
Codere Finance Luxembourg S.A. 8.250%, due 06/15/15 (144A)(b)(p)	1,682,000	1,912,217
Lottomatica SpA 8.250%, due 03/31/66 (144A)(a)(b)(p)	1,957,000	2,269,040
Mashantucket Pequot Tribe 8.500%, due 11/15/15 (144A)(b)(e)	1,670,000	263,025
Peermont Global Proprietary, Ltd. 7.750%, due 04/30/14 (144A)(b)(p)	920,000	969,597
Scientific Games Corp. 6.250%, due 12/15/12	890,000	878,875
7.875%, due 06/15/16 (144A)(b)	435,000	428,475
Scientific Games International, Inc. 9.250%, due 06/15/19(d)	480,000	493,200
Station Casinos, Inc. 6.625%, due 03/15/18(e)	695,000	3,996

		8,137,175

Household Durables - 0.6%
Controladora Mabe S.A. de C.V. 7.875%, due 10/28/19 (144A)(b)	2,121,000	2,237,655
Whirlpool Corp. 5.500%, due 03/01/13	1,422,000	1,523,976

		3,761,631

Household Products - 0.3%
Yankee Acquisition Corp. 9.750%, due 02/15/17(d)	1,684,000	1,721,890

Independent Power Producers & Energy Traders - 0.4%
Colbun S.A. 6.000%, due 01/21/20 (144A)(b)(d)	660,000	691,563
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A)(b)	900,000	914,120
Ormat Funding Corp. 8.250%, due 12/30/20	1,154,240	1,102,300

		2,707,983

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Industrial Conglomerates - 0.2%
Tyco Electronics Group S.A. 6.550%, due 10/01/17	$1,135,000	$1,305,360

Insurance - 3.8%
American General Finance Corp. 6.900%, due 12/15/17	1,522,000	1,219,502
Atlas Reinsurance Plc 10.885%, due 01/10/11 (144A)(a)(b)(p)	250,000	309,567
Blue Fin, Ltd. 4.695%, due 04/10/12 (144A)(a)(b)	250,000	233,675
Series 3 9.397%, due 05/28/13(a)(b)	300,000	290,625
Caelus Re II, Ltd. 6.582%, due 05/24/13 (144A)(a)(b)	300,000	295,005
Caelus Re, Ltd. 6.788%, due 06/07/11 (144A)(a)(b)	250,000	242,703
Delphi Financial Group, Inc. 7.875%, due 01/31/20	2,190,000	2,397,774
Foundation Re III, Ltd., Series 1-A 5.895%, due 02/03/14 (144A)(a)(b)	575,000	554,674
GlobeCat, Ltd. 9.542%, due 01/02/13 (144A)(a)(b)	550,000	496,980
Hanover Insurance Group, Inc. 7.625%, due 10/15/25	2,016,000	2,084,911
7.500%, due 03/01/20(d)	325,000	351,675
HUB International Holdings, Inc. 10.250%, due 06/15/15 (144A)(b)	167,000	154,057
Ibis Re, Ltd. 6.347%, due 05/03/13 (144A)(a)(b)	400,000	379,820
Ironshore Holdings US, Inc. 8.500%, due 05/15/20 (144A)(b)	1,635,000	1,668,830
Liberty Mutual Group, Inc. 7.300%, due 06/15/14 (144A)(b)(d)	394,000	428,732
7.000%, due 03/15/37 (144A)(a)(b)	2,032,000	1,597,030
10.750%, due 06/15/58 (144A)(a)(b)	818,000	891,620
Lincoln National Corp. 8.750%, due 07/01/19(d)	730,000	896,135
6.050%, due 04/20/67(a)	2,382,000	1,810,320
Lodestone Re, Ltd. Series CLA 6.351%, due 05/17/13(a)(b)	525,000	503,790
Series CLB 8.397%, due 05/17/13(a)(b)	800,000	748,360

Security Description	Par Amount	Value

Insurance - continued
Merna Reinsurance II, Ltd. 3.797%, due 04/08/13 (144A)(a)(b)	$300,000	$299,580
Montana Re, Ltd., Series B 13.788%, due 12/07/12 (144A)(a)(b)	250,000	236,025
Muteki, Ltd. 4.845%, due 05/24/11 (144A)(a)(b)	460,000	457,217
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17	2,214,000	2,375,846
Protective Life Corp. 7.375%, due 10/15/19(d)	1,925,000	2,093,617
Prudential Financial, Inc. 8.875%, due 06/15/38(a)(d)	915,000	974,475
Residential Reinsurance 2008, Ltd. 7.288%, due 06/06/11 (144A)(a)(b)	300,000	291,030
USI Holdings Corp. 4.311%, due 11/15/14 (144A)(a)(b)	467,000	384,107

		24,667,682

Internet & Catalog Retail - 0.6%
Expedia, Inc. 8.500%, due 07/01/16	1,165,000	1,258,200
Ticketmaster Entertainment, Inc. 10.750%, due 08/01/16	2,192,000	2,372,840

		3,631,040

Internet Software & Services - 0.4%
Equinix, Inc. 8.125%, due 03/01/18	1,285,000	1,320,338
Terremark Worldwide, Inc. 12.000%, due 06/15/17	1,380,000	1,559,400

		2,879,738

Machinery - 1.4%
American Railcar Industries, Inc. 7.500%, due 03/01/14(d)	1,679,000	1,637,025
Case New Holland, Inc. 7.875%, due 12/01/17 (144A)(b)	1,460,000	1,489,200
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13	557,000	473,450
Cummins, Inc. 6.750%, due 02/15/27	393,000	422,183
Greenbrier Co., Inc. (The) 8.375%, due 05/15/15	1,801,000	1,706,447
Mueller Water Products, Inc. 7.375%, due 06/01/17(d)	1,471,000	1,298,158

See accompanying notes to financial statements.

13

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Machinery - continued
Oshkosh Corp. 8.500%, due 03/01/20	$300,000	$313,500
Titan International, Inc. 8.000%, due 01/15/12	753,000	786,885
Valmont Industries, Inc. 6.625%, due 04/20/20	940,000	961,594
Volvo Treasury AB 5.950%, due 04/01/15 (144A)(b)	200,000	209,279

		9,297,721

Manufacturing - 0.3%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, due 04/15/14	910,000	1,128,402
Park-Ohio Industries, Inc. 8.375%, due 11/15/14	1,022,000	950,460

		2,078,862

Marine - 0.0%
CMA CGM S.A. 7.250%, due 02/01/13 (144A)(b)	395,000	304,480

Media - 0.6%
CanWest Media, Inc. 8.000%, due 09/15/12(e)	454	457
Grupo Televisa S.A. 6.000%, due 05/15/18(d)	1,080,000	1,165,461
News America, Inc. 5.650%, due 08/15/20(d)	200,000	221,331
Time Warner Cable, Inc. 8.750%, due 02/14/19	198,000	250,222
8.250%, due 04/01/19	313,000	385,553
Umbrella Acquisition, Inc. 9.750%, due 03/15/15 (144A)(b)(d)(h)	2,057,102	1,722,823

		3,745,847

Metals & Mining - 3.0%
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A)(b)	1,415,000	1,209,825
Allegheny Technologies, Inc. 9.375%, due 06/01/19	1,295,000	1,531,497
ALROSA Finance S.A. 8.875%, due 11/17/14 (144A)(b)	770,000	820,050
Anglo American Capital Plc 9.375%, due 04/08/14 (144A)(b)(d)	845,000	1,010,961
AngloGold Ashanti Holdings Plc 5.375%, due 04/15/20	1,615,000	1,642,747
ArcelorMittal 6.125%, due 06/01/18(d)	1,500,000	1,571,275

Security Description	Par Amount	Value

Metals & Mining - continued
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11 (144A)(b)(e)	$992,000	$153,760
CII Carbon LLC 11.125%, due 11/15/15 (144A)(b)	1,115,000	1,089,913
Commercial Metals Co. 7.350%, due 08/15/18	1,315,000	1,382,346
Essar Steel Algoma, Inc. 9.375%, due 03/15/15 (144A)(b)	450,000	441,000
Evraz Group S.A. 9.500%, due 04/24/18 (144A)(b)	500,000	504,750
FMG Finance Property, Ltd. 10.625%, due 09/01/16 (144A)(b)	255,000	281,775
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17	270,000	297,386
Industrias Metalurgicas Pescarmona S.A. 11.250%, due 10/22/14 (144A)(b)	897,000	865,605
Noranda Aluminium Acquisition Corp. 5.373%, due 05/15/15(a)(d)(h)	453,249	351,268
Novelis, Inc. 7.250%, due 02/15/15	494,000	479,180
POSCO 8.750%, due 03/26/14 (144A)(b)	1,400,000	1,663,999
Prime Dig Pte, Ltd. 11.750%, due 11/03/14 (144A)(b)	825,000	837,375
Rio Tinto Finance USA, Ltd. 8.950%, due 05/01/14(d)	1,189,000	1,443,381
Southern Copper Corp. 5.375%, due 04/16/20(d)	395,000	398,716
Vedanta Resources Plc 9.500%, due 07/18/18 (144A)(b)	1,330,000	1,419,775

		19,396,584

Oil & Gas Exploration & Production - 0.2%
Gazprom International S.A. 7.201%, due 02/01/20 (144A)(b)	915,493	953,348
Norwegian Energy Co. ASA 12.900%, due 11/20/14(q)	4,000,000	624,746

		1,578,094

Oil, Gas & Consumable Fuels - 4.7%
Berau Capital Resources Pte, Ltd. 12.500%, due 07/08/15 (144A)(b)	890,000	890,000
Buckeye Partners L.P. 6.050%, due 01/15/18	505,000	559,197
Bumi Capital Pte, Ltd. 12.000%, due 11/10/16 (144A)(b)	875,000	896,875
Canadian Natural Resources, Ltd. 5.900%, due 02/01/18	717,000	804,298

See accompanying notes to financial statements.

14

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Copano Energy LLC 8.125%, due 03/01/16	$1,020,000	$1,009,800
DCP Midstream LLC 9.750%, due 03/15/19 (144A)(b)	1,267,000	1,633,165
DDI Holdings A.S. 9.300%, due 01/19/12-04/26/12(b)	1,245,114	1,197,580
Enterprise Products Operating LLC 8.375%, due 08/01/66(a)	1,059,000	1,058,915
7.000%, due 06/01/67(a)	678,000	598,507
Expro Finance Luxembourg SCA 8.500%, due 12/15/16 (144A)(b)	1,745,000	1,675,200
Gaz Capital S.A. 8.146%, due 04/11/18 (144A)(b)	190,000	208,288
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A)(b)	1,525,000	1,509,750
Kinder Morgan Energy Partners LP 5.950%, due 02/15/18(d)	1,559,000	1,686,370
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20 (144A)(b)	825,000	846,656
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 8.750%, due 04/15/18	750,000	761,250
Nakilat, Inc. 6.067%, due 12/31/33 (144A)(b)	520,000	508,431
6.267%, due 12/31/33 (144A)(b)	1,370,000	1,333,292
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875%, due 03/15/18 (144A)(b)	1,705,000	1,739,100
Petrohawk Energy Corp. 9.125%, due 07/15/13	324,000	339,390
10.500%, due 08/01/14	435,000	469,800
Plains Exploration & Production Co. 8.625%, due 10/15/19(d)	1,025,000	1,042,937
Quicksilver Resources, Inc. 7.125%, due 04/01/16(d)	1,017,000	943,268
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.500%, due 09/30/14 (144A)(b)	760,000	814,295
Rosetta Resources, Inc. 9.500%, due 04/15/18 (144A)(b)(d)	1,811,000	1,811,000
SandRidge Energy, Inc. 3.916%, due 04/01/14(a)	700,000	614,179
8.625%, due 04/01/15(d)(h)	1,444,000	1,407,900
8.000%, due 06/01/18 (144A)(b)(d)	602,000	573,405
Seven Seas Petroleum, Inc. Series B 12.500%, due 05/15/05(e)	60,000	0
Southern Union Co. 7.200%, due 11/01/66(a)	2,237,000	1,993,726

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. 9.375%, due 03/15/19(d)	$1,230,000	$1,492,195
XTO Energy, Inc. 6.250%, due 04/15/13	30,000	33,885

		30,452,654

Paper & Forest Products - 0.3%
Appleton Papers, Inc. 10.500%, due 06/15/15 (144A)(b)(d)	600,000	570,000
Graham Packaging Co. LP/GPC Capital Corp. I 8.250%, due 01/01/17 (144A)(b)	745,000	733,825
Louisiana-Pacific Corp. 8.875%, due 08/15/10	10,000	9,963
Sino-Forest Corp. 10.250%, due 07/28/14 (144A)(b)	750,000	800,625

		2,114,413

Real Estate Investment Trusts (REITs) - 2.2%
Developers Diversified Realty Corp. 7.500%, due 04/01/17(d)	1,495,000	1,469,077
Dexus Property Group 7.125%, due 10/15/14 (144A)(b)	2,325,000	2,548,809
Digital Realty Trust LP 4.500%, due 07/15/15 (144A)(b)	900,000	897,273
5.875%, due 02/01/20 (144A)(b)	350,000	357,737
Health Care REIT, Inc. 6.200%, due 06/01/16	535,000	581,841
Healthcare Realty Trust, Inc. 6.500%, due 01/17/17	1,130,000	1,183,182
Hospitality Properties Trust 7.875%, due 08/15/14	2,400,000	2,648,294
Mack-Cali Realty LP 5.125%, due 01/15/15	1,025,000	1,048,368
Senior Housing Properties Trust 6.750%, due 04/15/20	2,235,000	2,218,237
Ventas Realty LP/Ventas Capital Corp. 6.500%, due 06/01/16	1,175,000	1,197,918
6.750%, due 04/01/17	250,000	253,360

		14,404,096

Real Estate Management & Development - 0.3%
Alto Palermo S.A. 11.000%, due 06/11/12 (144A)(b)	119,844	54,529
Forest City Enterprises, Inc. 7.625%, due 06/01/15	36,000	33,390
WEA Finance LLC 7.125%, due 04/15/18 (144A)(b)	1,651,000	1,865,696

		1,953,615

See accompanying notes to financial statements.

15

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Road & Rail - 0.2%
Kansas City Southern de Mexico S.A. de C.V. 7.625%, due 12/01/13(d)	$300,000	$307,500
7.375%, due 06/01/14	1,000,000	1,022,500

		1,330,000

Semiconductors & Semiconductor Equipment - 0.0%
KLA-Tencor Corp. 6.900%, due 05/01/18	154,000	172,543

Software - 0.2%
First Data Corp. 9.875%, due 09/24/15(d)	2,013,000	1,539,945

Specialty Retail - 0.2%
Brown Shoe Co., Inc. 8.750%, due 05/01/12	649,000	658,735
Edcon Proprietary, Ltd. 3.969%, due 06/15/14 (144A)(a)(b)(p)	760,000	667,865
Sally Holdings LLC/ Sally Capital, Inc. 9.250%, due 11/15/14(d)	250,000	260,625

		1,587,225

Textiles, Apparel & Luxury Goods - 0.0%
INVISTA, Inc. 9.250%, due 05/01/12 (144A)(b)	70,000	71,225

Tobacco - 0.4%
Alliance One International, Inc. 10.000%, due 07/15/16 (144A)(b)	2,215,000	2,264,838
10.000%, due 07/15/16 (144A)(b)(d)	250,000	255,625

		2,520,463

Trading Companies & Distributors - 0.4%
GATX Corp. 6.000%, due 02/15/18	1,896,000	2,022,226
Metinvest B.V. 10.250%, due 05/20/15 (144A)(b)	550,000	539,660

		2,561,886

Transportation - 0.4%
Ceva Group Plc
8.500%, due 12/01/14 (144A)(b)(p)	469,000	513,017
11.500%, due 04/01/18 (144A)(b)	1,779,000	1,849,447

		2,362,464

Utilities - 0.6%
Coso Geothermal Power Holdings 7.000%, due 07/15/26 (144A)(b)	1,878,140	1,808,943
Intergen N.V. 9.000%, due 06/30/17 (144A)(b)	1,686,000	1,686,000

Security Description	Par Amount	Value

Utilities - continued
Juniper Generation LLC 6.790%, due 12/31/14 (144A)(b)	$65,267	$60,831
PNM Resources, Inc. 9.250%, due 05/15/15	527,000	563,231

		4,119,005

Wireless Telecommunication Services - 1.6%
Bakrie Telecom Pte, Ltd. 11.500%, due 05/07/15 (144A)(b)	750,000	738,750
Cricket Communications, Inc. 9.375%, due 11/01/14(d)	1,550,000	1,581,000
Crown Castle Towers LLC 6.113%, due 01/15/20 (144A)(b)	785,000	863,162
Intelsat Jackson Holdings, Ltd. 11.500%, due 06/15/16	560,000	596,400
8.500%, due 11/01/19 (144A)(b)(d)	250,000	253,750
Intelsat Luxembourg S.A. 11.500%, due 02/04/17(h)	1,975,585	1,980,524
Intelsat Subsidiary Holding Co., Ltd. 8.500%, due 01/15/13	301,000	304,763
MetroPCS Wireless, Inc. 9.250%, due 11/01/14(d)	815,000	843,525
Telesat Canada/Telesat LLC 12.500%, due 11/01/17(d)	1,220,000	1,372,500
True Move Co., Ltd. 10.750%, due 12/16/13 (144A)(b)	1,525,000	1,505,937
10.375%, due 08/01/14 (144A)(b)	385,000	376,337

		10,416,648

Total Domestic Bonds & Debt Securities (Cost $311,102,500)		330,631,575

U. S. Government & Agency Obligations - 12.7%
Federal Home Loan Mortgage Corp. 7.300%, due 01/15/17(a)(c)	45,806	1,248
4.723%, due 06/15/30(f)(i)	16,281	14,924
6.000%, due 12/01/31(c)	144,018	29,926
5.500%, due 03/15/32(c)	103,790	7,252
7.650%, due 03/15/32(a)(c)	82,151	13,950
5.000%, due 12/01/21-12/01/39	4,644,117	4,912,892
6.000%, due 06/01/17-12/01/36	481,718	524,682
5.500%, due 10/01/16	9,223	9,999
1.325%, due 06/01/31(f)(i)	18,141	14,776
Federal National Mortgage Assoc. 5.000%, due 03/25/17(c)	124,663	3,148
7.353%, due 03/25/18(a)(c)	185,411	19,888
4.500%, due 11/01/18-07/01/35	1,409,411	1,478,588
5.000%, due 02/01/20-06/01/35	6,745,576	7,218,537
5.500%, due 03/01/25	414,687	448,034
5.106%, due 09/17/29(f)(i)	9,404	8,424
7.500%, due 01/01/30-01/25/42	266,725	306,054

See accompanying notes to financial statements.

16

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

U. S. Government & Agency Obligations - continued
7.000%, due 09/01/29-12/25/41	$3,479	$3,905
6.000%, due 01/01/32-04/25/33(c)	177,095	35,392
6.753%, due 01/25/32(a)(c)	181,046	8,292
7.753%, due 03/25/32(a)(c)	83,184	14,196
7.653%, due 09/25/32-10/25/32(a)(c)	74,103	12,151
6.653%, due 02/25/33(a)(c)	402,029	37,601
7.500%, due 01/19/39(a)	19,324	21,918
4.000%, due 07/01/18	764,281	808,451
0.697%, due 02/25/21(a)	238,095	237,909
6.500%, due 07/01/31-10/01/37	562,388	617,008
6.000%, due 12/01/31-07/01/38	6,064,991	6,586,888
5.500%, due 01/01/33(c)	243,835	44,253
Government National Mortgage Assoc. 5.000%, due 10/15/18-04/15/35	288,086	309,757
5.500%, due 08/15/19-11/15/35	3,583,366	3,896,571
6.000%, due 05/15/17-08/15/34	390,634	430,632
6.500%, due 03/15/29-11/15/32	27,059	30,233
4.500%, due 09/15/33-10/15/35	4,053,619	4,249,393
7.000%, due 05/15/23-03/15/31	6,027	6,813
5.750%, due 10/15/38	686,903	746,750
U.S. Treasury Bond 6.250%, due 08/15/23	87,000	112,787
4.500%, due 02/15/36-08/15/39	14,904,000	16,430,325
5.000%, due 05/15/37	289,000	344,497
4.250%, due 05/15/39	3,110,000	3,288,825
4.375%, due 11/15/39	1,955,000	2,110,790
U.S. Treasury Note
4.500%, due 11/15/10	3,330,000	3,383,463
1.250%, due 11/30/10	5,330,000	5,353,734
0.875%, due 01/31/11-02/28/11	7,920,000	7,950,409
3.875%, due 05/15/18	100,000	109,312
3.125%, due 05/15/19(d)	9,000,000	9,189,144
4.375%, due 02/15/38	1,727,000	1,867,588

Total U.S. Government & Agency Obligations (Cost $79,592,920)		83,251,309

Foreign Bonds & Debt Securities - 5.7%
Australia - 0.0%
Queensland Treasury Corp., Series 13G 6.000%, due 08/14/13(l)	138,000	120,882

Brazil - 1.1%
Brazilian Government International Bond 10.250%, due 01/10/28(m)	12,750,000	7,202,938

Canada - 1.9%
Canada Housing Trust 3.750%, due 03/15/20(n)	8,300,000	7,957,607

Security Description	Par Amount	Value

Canada - continued
Canadian Government Bond 4.250%, due 06/01/18(n)	$1,485,000	$1,537,780
Province of Ontario 5.500%, due 04/23/13(l)	3,356,000	2,891,240

		12,386,627

Colombia - 0.0%
Republic of Colombia 9.750%, due 04/09/11	297,700	320,027

France - 0.8%
France Government Bond OAT 3.750%, due 04/25/17(p)	3,937,000	5,234,699

Mexico - 0.0%
United Mexican States 7.500%, due 01/14/12(d)	84,000	91,980

Netherlands - 0.0%
Kingdom of the Netherlands 5.000%, due 07/15/12(p)	130,000	173,410

Norway - 0.7%
Government of Norway 6.000%, due 05/16/11(q)	10,343,000	1,646,536
5.000%, due 05/15/15(q)	7,150,000	1,228,669
4.250%, due 05/19/17(q)	9,440,000	1,584,376

		4,459,581

Peru - 0.1%
Republic of Peru 7.125%, due 03/30/19	433,000	514,188

Qatar - 0.2%
Qatar Government International Bond 5.250%, due 01/20/20 (144A)(b)	1,250,000	1,307,813

Russia - 0.2%
Russian Federation 5.000%/7.500% , due 03/31/30 (144A)(b)(g)	1,101,700	1,249,052

Sweden - 0.7%
Kingdom of Sweden 5.250%, due 03/15/11(r)	16,545,000	2,199,698
5.500%, due 10/08/12(r)	14,715,000	2,069,341

		4,269,039

Total Foreign Bonds & Debt Securities (Cost $35,647,313)		37,330,236

Convertible Bonds - 3.3%
Capital Markets - 0.3%
Affiliated Managers Group, Inc. 3.950%, due 08/15/38(d)	1,679,000	1,645,420

Commercial Banks - 0.1%
National City Corp. 4.000%, due 02/01/11	549,000	555,863

See accompanying notes to financial statements.

17

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Communications Equipment - 0.0%
Mastec, Inc. 4.000%, due 06/15/14	$120,000	$108,300

Diversified Telecommunication Services - 0.2%
GCI, Inc. 7.250%, due 02/15/14(d)	1,090,000	1,094,088

Electrical Equipment - 0.4%
General Cable Corp. 4.500%/2.250% , due 11/15/29(j)	1,430,000	1,340,625
SunPower Corp., Series SPWR 1.250%, due 02/15/27	1,695,000	1,457,700

		2,798,325

Electronic Equipment, Instruments & Components - 0.0%
Anixter International, Inc. 1.000%, due 02/15/13(d)	105,000	95,944

Energy Equipment & Services - 0.4%
Transocean, Ltd. 1.625%, due 12/15/37	607,000	591,066
Series B 1.500%, due 12/15/37	2,276,000	2,031,330

		2,622,396

Health Care Equipment & Supplies - 0.3%
Hologic, Inc. 2.000%/0.000% , due 12/15/37(j)	2,000,000	1,712,500

Health Care Providers & Services - 0.2%
Omnicare, Inc. 3.250%, due 12/15/35	1,906,000	1,586,745

Internet Software & Services - 0.1%
SAVVIS, Inc. 3.000%, due 05/15/12	360,000	338,400

Machinery - 0.0%
Greenbrier Co., Inc. (The) 2.375%, due 05/15/26	132,000	104,280

Marine - 0.2%
Horizon Lines, Inc. 4.250%, due 08/15/12	1,949,000	1,617,670

Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp. 2.500%, due 05/15/37(d)	990,000	775,912
Massey Energy Co. 3.250%, due 08/01/15	3,264,000	2,729,520

		3,505,432

Paper & Forest Products - 0.1%
Sino-Forest Corp. 5.000%, due 08/01/13 (144A)(b)	500,000	514,375

Security Description	Par Amount	Value

Trading Companies & Distributors - 0.2%
WESCO International, Inc. 6.000%, due 09/15/29	$1,123,000	$1,593,256

Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125%, due 06/15/12(d)	2,083,000	1,976,246

Total Convertible Bonds (Cost $18,631,442)		21,869,240

Loan Participation - 7.7%
Aerospace and Defense - 0.5%
Dae Aviation Holding 4.090%, due 07/31/14(a)	845,817	761,236
Hunter Defense Technologies, Inc. 3.790%, due 08/22/14(a)	693,132	655,009
Standard Aero, Ltd. 4.090%, due 07/31/14(a)	823,249	810,900
Triumph Group, Inc. 3.500%, due 06/16/16(a)	1,025,000	1,026,604

		3,253,749

Air Transport - 0.1%
Delta Airlines, Inc. 3.548%, due 04/30/14(a)	657,262	588,969

Auto components - 0.4%
Accuride Corp. 9.750%, due 06/28/13(a)	750,000	749,479
Advanced Disposal Services 6.000%, due 12/23/14(a)	249,375	249,063
Federal Mogul Corp. 2.288%, due 12/29/14-12/28/15(a)	877,985	770,616
Goodyear Tire & Rubber Co. 2.240%, due 04/30/14(a)	750,000	693,562

		2,462,720

Automobile - 0.2%
Ford Motor Co. 3.331%, due 12/16/13(a)	836,654	793,153
HHI Holdings LLC 10.481%, due 03/30/15(a)	430,000	433,225

		1,226,378

Beverage, Food and Tobacco - 0.1%
Reynolds Group Holdings, Inc. 5.750%, due 05/05/16(a)	330,000	328,350
5.250%, due 04/21/17(a)	190,659	188,515

		516,865

Business Equipment and Services - 0.3%
Activant Solutions, Inc. 2.813%, due 05/01/13(a)	415,000	391,656
Aeroflex, Inc. 3.688%, due 08/15/14(a)	1,146,377	1,060,399

See accompanying notes to financial statements.

18

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Business Equipment and Services - continued
Nuance Communications, Inc. 2.350%, due 03/29/13(a)	$349,359	$332,985

		1,785,040

Cable Television - 0.4%
Charter Communications 3.250%, due 03/06/14(a)	275,000	255,549
7.250%, due 03/06/14(a)	274,400	275,372
3.250%, due 09/06/16(a)	350,000	326,758
Wideopenwest Finance LLC 2.840%, due 06/18/14(a)	294,738	268,948
6.878%, due 06/18/14(a)	1,471,445	1,459,180

		2,585,807

Cargo Transport - 0.2%
Ceva Group Plc 3.347%, due 11/04/13-11/04/14(a)	1,146,538	997,487
3.533%, due 11/04/13(a)	316,996	275,787

		1,273,274

Chemicals - 0.0%
Huntsman International, Ltd. 2.111%, due 04/21/14(a)	213,600	198,262

Chemicals, Plastics and Rubber - 0.1%
Celanese U.S. Holdings LLC 2.042%, due 04/02/14(a)	284,086	269,704
Chemtura 6.000%, due 03/22/11(a)	185,000	186,156

		455,860

Chemicals/Plastics - 0.2%
Ineos U.S. Finance 7.501%, due 12/16/13(a)	661,472	637,414
8.001%, due 12/16/14(a)	661,459	637,402

		1,274,816

Commercial Services - 0.1%
Scitor Corp. 4.600%, due 09/26/14(a)	298,876	294,393

Computer Software & Services - 0.1%
SunGuard Data Systems, Inc. 6.750%, due 02/28/14(a)	295,500	296,146
Telcordia Technologies 6.750%, due 04/09/16(a)	315,000	309,618

		605,764

Construction & Engineering - 0.0%
URS Corp. 2.540%, due 05/15/13(a)	223,186	222,067

Containers & Packaging-Metal & Glass - 0.0%
BWAY Corp. 5.500%, due 06/16/17(a)	280,000	280,293

Security Description	Par Amount	Value

Containers & Packaging-Paper - 0.0%
John Henry Holdings 6.750%, due 05/13/16(a)	$200,000	$199,000

Diversified/Conglomerate Manufacturing - 0.1%
Affinion Group, Inc. 5.000%, due 10/10/16(a)	790,000	754,288

Diversified/Conglomerate Service - 0.1%
Keane International 2.790%, due 06/04/13(a)	588,223	539,695

Electronics - 0.1%
Christie 5.250%, due 04/29/16(a)	716,541	711,167

Electronics/Electrical - 0.4%
Flextronics International, Ltd. 2.542%, due 10/01/14(a)	1,781,896	1,657,805
2.553%, due 10/01/14(a)	375,974	349,791
L 1 Identity Solutions, Inc. 7.250%, due 08/05/13(a)	364,917	365,373

		2,372,969

Environmental Services - 0.0%
Synagro Technologies, Inc. 2.350%, due 04/02/14(a)	243,719	210,207

Finance - 0.1%
First Data Corp. 3.097%, due 09/24/14(a)	460,000	387,391

Financial Intermediaries - 0.1%
LPL Holdings, Inc. 5.250%, due 06/28/17(a)	450,000	446,063
MSCI, Inc. 4.750%, due 06/01/16(a)	515,000	515,324

		961,387

Food, Beverages & Tobacco - 0.1%
Pierre Foods, Inc. 7.000%, due 03/03/16(a)	493,750	494,570

Health Care - 0.0%
Psychiatric Solution, Inc. 2.200%, due 07/02/12(a)	233,635	231,358

Health Care-Equipment & Supplies - 0.0%
Hanger Orthopedics 2.350%, due 05/28/13(a)	294,236	286,144

Health Care-Providers & Services - 0.1%
Community Health Systems, Inc. 2.788%, due 07/25/14(a)	358,058	334,505

Healthcare, Education and Childcare - 1.0%
Ardent Health Services, Inc. 6.500%, due 09/09/15(a)	842,888	821,027

See accompanying notes to financial statements.

19

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Healthcare, Education and Childcare - continued
Fresenius U.S. Finance I, Inc. 4.500%, due 09/10/14(a)	$300,474	$301,054
HCA, Inc. 2.783%, due 11/18/13(a)	104,810	98,955
3.783%, due 11/18/13(a)	251,355	240,561
IMS Health, Inc. 5.250%, due 02/26/16(a)	257,462	256,111
Prime Healthcare Services 7.500%, due 04/22/15(a)	1,400,000	1,344,000
Rehabcare Group, Inc. 6.000%, due 11/24/15(a)	259,350	258,410
Renal Advantage Holdings, Inc. 6.000%, due 06/03/16(a)	450,000	449,438
Sun Healthcare Bank 2.433%, due 04/12/14(a)	120,690	116,541
2.446%, due 04/12/14(a)	538,819	520,297
Warner Chilcott 5.500%, due 10/30/14(a)	637,627	637,694
5.750%, due 04/30/15(a)	1,233,557	1,232,311

		6,276,399

Hotels, Restaurants & Leisure - 0.3%
New World Gaming Partners 4.791%, due 09/30/14(a)	1,185,707	1,125,431
6.776%, due 09/30/14(a)	240,158	227,950
Wendy’s/Arby’s Restaurants, LLC 5.000%, due 05/24/17(a)	535,000	535,134

		1,888,515

Insurance - 0.4%
Alliant Holdings I, Inc. 3.290%, due 08/21/14(a)	243,750	223,031
AmWINS Group, Inc. 3.040%, due 06/08/13(a)	734,617	681,357
Hub International Holdings, Inc. 6.750%, due 06/13/14(a)	1,064,650	1,020,733
USI Holdings Corp. 3.290%, due 05/05/14(a)	554,824	508,011
7.000%, due 05/05/14(a)	253,725	246,113

		2,679,245

IT Service - 0.0%
TASC, Inc. 5.500%, due 12/18/14(a)	250,000	250,313

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) - 0.2%
Hudson Products Holdings 7.250%, due 08/24/15(a)	657,693	647,828
Scotsman Industries 5.750%, due 04/05/16	500,000	492,500

		1,140,328

Security Description	Par Amount	Value

Manufacturing - 0.1%
Oshkosh Truck Corp. 6.540%, due 12/06/13(a)	$310,795	$312,203

Media - 0.1%
Mediacom Broadband LLC 4.500%, due 10/23/17(a)	1,000,000	953,750

Mining, Steel, Iron and Non-Precious Metals - 0.1%
Niagra 10.500%, due 06/29/14(a)	305,018	301,968
Novelis, Inc. 2.350%, due 07/06/14(a)	117,580	111,021
2.540%, due 07/06/14(a)	345,344	326,081

		739,070

Personal Non-Durable Consumer Prod. - 0.0%
Jarden Corp. 3.033%, due 01/24/12(a)	246,606	242,985

Personal Products - 0.1%
Revlon Corp. 5.969%, due 03/09/15(a)	450,000	439,173

Retail Store - 0.1%
Pilot Travel Centers LLC 3.250%, due 04/29/16(a)	815,000	815,852

Retail-Specialty - 0.1%
Savers, Inc. 5.751%, due 03/11/16(a)	700,000	700,875

Retailers (other than food/drug) - 0.0%
Hillman Group, Inc. 5.500%, due 05/27/16(a)	275,000	275,458

Road & Rail - 0.0%
Kansas City Railway 2.152%, due 04/26/13(a)	159,359	157,566

Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 4.500%, due 12/15/14(a)	171,638	171,970
Intersil Corp. 4.750%, due 04/27/16(a)	815,000	814,384

		986,354

Surface Transport - 0.1%
Ozburn-Hessey Holding Company, LLC 7.500%, due 04/07/15(a)	760,000	759,289
Telecommunications - 0.4%
Knology, Inc. 2.601%, due 06/30/12(a)	790,095	779,559
Telesat Canada 3.350%, due 10/31/14(a)	1,733,619	1,658,735

		2,438,294

See accompanying notes to financial statements.

20

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Telecommunications/Wireless - 0.1%
Cincinnati Bell, Inc. 6.500%, due 06/09/17(a)	$300,000	$291,844
Intelsat Jackson Holdings, Ltd. 3.292%, due 02/02/14(a)	450,000	414,844

		706,688

Textiles and Leather - 0.0%
Phillips-Van Heusen Corp. 4.750%, due 05/06/16(a)	250,000	250,383

Trading Companies & Distributors - 0.1%
Sig Euro Holding AG & Co. 6.250%, due 11/05/15(a)(p)	432,281	523,326

Utilities - 0.5%
Calpine Corp. 3.415%, due 03/29/14(a)	1,656,783	1,522,252
NRG Energy, Inc. 2.183%, due 02/01/13(a)	51,071	49,039
2.283%, due 02/01/13(a)	77,126	74,056
Texas Competitive Electric Holdings Co. LLC 3.975%, due 10/10/14(a)	1,788,386	1,328,548

		2,973,895

Total Loan Participation (Cost $49,823,647)		50,016,899

Common Stocks - 0.5%
Airlines - 0.0%
Delta Air Lines, Inc.*(d)	2,000	23,500
UAL Corp.*(d)	544	11,185

		34,685

Auto Components - 0.2%
Lear Corp.*(d)	18,807	1,245,023

Building Products - 0.0%
Ainsworth Lumber Co., Ltd.*(b)(d)	54,081	147,371
Owens Corning, Inc.*(d)	2,967	88,743

		236,114

Capital Markets - 0.2%
Legg Mason, Inc.(d)	35,877	1,005,632

Chemicals - 0.1%
Georgia Gulf Corp.*(d)	35,686	476,051
LyondellBasell Industries N.V. - Class A*(d)	4,861	78,505
LyondellBasell Industries N.V. - Class B*	999	16,134
Sterling Chemicals, Inc.*	35	191

		570,881

Commercial & Professional Services - 0.0%
Comdisco Holding Co., Inc.*	83	745

Security Description	Shares	Value

Diversified Financial Services - 0.0%
Leucadia National Corp.*(d)	26	$507

Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc.*(d)	35	105

Food Products - 0.0%
Smithfield Foods, Inc.*(d)	2,165	32,258

Insurance - 0.0%
CNO Financial Group, Inc.*(d)	5,666	28,047

Media - 0.0%
Knology, Inc.*(d)	99	1,082

Metals & Mining - 0.0%
Knia Holdings*	5,112	39,666

Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. - Class A*	136	2,652

Wireless Telecommunication Services - 0.0%
American Tower Corp. - Class A*(d)	1,973	87,798
USA Mobility, Inc.(d)	4	52

		87,850

Total Common Stocks (Cost $2,896,093)		3,285,247

Preferred Stocks - 1.0%
Commercial Banks - 0.1%
US Bancorp, Series A 7.189%, due 04/15/11*(a)(d)	750	549,844

Diversified Financial Services - 0.7%
JPMorgan Chase & Co., Series 1 7.900%, due 04/29/49(a)(d)	4,243,000	4,387,682

Internet Software & Services - 0.0%
PTV, Inc., Series A 10.000%, due 01/10/23*	1	—

Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc., Series A 7.000%, due 03/09/13*	33,370	1,658,072

Total Preferred Stocks (Cost $5,469,260)		6,595,598

Convertible Preferred Stock - 0.3%
Diversified Financial Services - 0.3%
Bank of America Corp. 7.250%(d) (Cost - $1,847,510)	2,485	2,256,380

Warrants - 0.0%
Diversified Telecommunication Services - 0.0%
COLO.COM, Inc., expires 03/15/10* (144A)(b)(e)	220	—

Foreign Government - 0.0%
Republic of Venezuela, expires 04/15/20* (144A)(b)	1,700	43,350

See accompanying notes to financial statements.

21

MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Life Sciences Tools & Services - 0.0%
Mediq, Inc., expires 06/01/09*	110	$—

Media - 0.0%
MDP Acquisitions Plc, expires 10/01/13* (144A)(b)	42	1,831

Total Warrants (Cost $23,074)		45,181

Short-Term Investments - 4.2%
Mutual Funds - 3.1%
State Street Navigator Securities Lending Prime Portfolio(k)	19,932,366	19,932,366

Repurchase Agreement - 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $7,340,000 on 07/01/10 collateralized by $7,495,000 Federal Home Loan Mortgage Corp. at 0.000% due 08/03/10 with a value of $7,487,505.	$7,340,000	7,340,000

Total Short-Term Investments (Cost $27,272,366)		27,272,366

Total Investments - 102.0% (Cost $636,184,178#)		$667,313,608

Other Assets and Liabilities (net) - (2.0)%		(13,110,929)

Net Assets - 100.0%		$654,202,679

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $44,239,766 and $13,110,336, respectively, resulting in a net unrealized appreciation of $31,129,430.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.
(b)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Interest only Separate Trading of Registered Interest and Principal Securities (STRIPS) security. Par shown reflects the notional amount of the Bond.
(d)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $19,411,514 and the collateral received consisted of cash in the amount of $19,932,366. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Zero coupon bond - Interest rate represents current yield to maturity.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Principal only STRIPS security.
(j)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(k)	Represents investment of collateral received from securities lending transactions.
(l)	Par shown in Australian Dollar. Value is shown in USD.
(m)	Par shown in Brazilian Real. Value is shown in USD.
(n)	Par shown in Canadian Dollar. Value is shown in USD.
(o)	Par shown in Danish Krone. Value is shown in USD.
(p)	Par shown in Euro Currency. Value is shown in USD.
(q)	Par shown in Norwegian Krone. Value is shown in USD.
(r)	Par shown in Swedish Krona. Value is shown in USD.
(s)	Par shown in Turkish Lira. Value is shown in USD.

Credit Quality Composition as of June 30, 2010 (Unaudited)
Portfolio Composition by Credit Quality	% of Fixed Income Market Value
AAA/Government/Government Agency	25.7
AA	3.0
A	7.6
BBB	22.0
BB	14.6
B	17.7
CCC	5.1
CC	0.1
D	0.1
Not Rated	4.1

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Municipals	$1,039,199	$5,263,792	$—	$6,302,991
Asset-Backed Securities	—	98,456,571	15	98,456,586
Domestic Bonds & Debt Securities
Aerospace & Defense	—	4,297,542	—	4,297,542
Airlines	—	362,096	—	362,096
Auto Components	—	4,038,825	—	4,038,825
Automobiles	—	504,450	—	504,450
Beverages	—	2,600,915	—	2,600,915
Biotechnology	—	11,006	—	11,006
Building Products	—	2,390,454	—	2,390,454
Capital Markets	—	4,898,262	—	4,898,262
Chemicals	—	10,271,636	—	10,271,636
Commercial & Professional Services	—	4,180	—	4,180
Commercial Banks	1,011,300	32,679,612	—	33,690,912
Communications Equipment	—	3,691,432	—	3,691,432
Computers & Peripherals	—	1,696,444	—	1,696,444
Construction & Engineering	—	1,523,630	—	1,523,630
Construction Materials	—	1,500,123	—	1,500,123
Consumer Finance	—	841,451	—	841,451
Containers & Packaging	—	2,638,947	—	2,638,947
Distributors	—	3,759,565	—	3,759,565
Diversified Financial Services	—	28,345,120	—	28,345,120
Diversified Telecommunication Services	—	16,104,564	—	16,104,564
Education	—	1,888,192	—	1,888,192
Electric Utilities	—	13,182,874	—	13,182,874
Electrical Equipment	—	4,439,052	—	4,439,052
Electronic Equipment, Instruments & Components	—	538,792	—	538,792
Energy Equipment & Services	—	8,448,322	—	8,448,322
Entertainment & Leisure	—	506,413	—	506,413
Food Products	—	5,076,895	—	5,076,895
Gas Utilities	—	4,549,744	—	4,549,744
Health Care Equipment & Supplies	—	943,920	—	943,920
Health Care Providers & Services	—	4,118,591	—	4,118,591

See accompanying notes to financial statements.

23

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

Description	Level 1	Level 2	Level 3	Total
Homebuilders	$—	$2,946,957	$—	$2,946,957
Hotels, Restaurants & Leisure	—	8,137,175	—	8,137,175
Household Durables	—	3,761,631	—	3,761,631
Household Products	—	1,721,890	—	1,721,890
Independent Power Producers & Energy Traders	—	2,707,983	—	2,707,983
Industrial Conglomerates	—	1,305,360	—	1,305,360
Insurance	—	24,667,682	—	24,667,682
Internet & Catalog Retail	—	3,631,040	—	3,631,040
Internet Software & Services	1,320,338	1,559,400	—	2,879,738
Machinery	—	9,297,721	—	9,297,721
Manufacturing	—	2,078,862	—	2,078,862
Marine	—	304,480	—	304,480
Media	—	3,745,847	—	3,745,847
Metals & Mining	—	19,396,584	—	19,396,584
Oil & Gas Exploration & Production	—	1,578,094	—	1,578,094
Oil, Gas & Consumable Fuels	—	30,452,654	—	30,452,654
Paper & Forest Products	—	2,114,413	—	2,114,413
Real Estate Investment Trusts (REITs)	—	14,404,096	—	14,404,096
Real Estate Management & Development	—	1,953,615	—	1,953,615
Road & Rail	—	1,330,000	—	1,330,000
Semiconductors & Semiconductor Equipment	—	172,543	—	172,543
Software	—	1,539,945	—	1,539,945
Specialty Retail	—	1,587,225	—	1,587,225
Textiles, Apparel & Luxury Goods	—	71,225	—	71,225
Tobacco	—	2,520,463	—	2,520,463
Trading Companies & Distributors	—	2,561,886	—	2,561,886
Transportation	—	2,362,464	—	2,362,464
Utilities	—	4,119,005	—	4,119,005
Wireless Telecommunication Services	—	10,416,648	—	10,416,648
Total Domestic Bonds & Debt Securities	2,331,638	328,299,937	—	330,631,575
U.S. Government & Agency Obligations	—	83,251,309	—	83,251,309
Total Foreign Bonds & Debt Securities*	—	37,330,236	—	37,330,236
Total Convertible Bonds*	—	21,869,240	—	21,869,240
Loan Participation
Aerospace and Defense	—	3,253,749	—	3,253,749
Air Transport	—	588,969	—	588,969
Auto components	—	2,462,720	—	2,462,720
Automobile	—	1,226,378	—	1,226,378
Beverage, Food and Tobacco	—	516,865	—	516,865
Business Equipment and Services	—	1,785,040	—	1,785,040
Cable Television	—	2,585,807	—	2,585,807
Cargo Transport	—	1,273,274	—	1,273,274
Chemicals	—	198,262	—	198,262
Chemicals, Plastics and Rubber	—	455,860	—	455,860
Chemicals/Plastics	—	1,274,816	—	1,274,816
Commercial Services	—	516,460	—	516,460
Computer Software & Services	—	605,764	—	605,764
Containers & Packaging-Metal & Glass	—	280,293	—	280,293
Containers & Packaging-Paper	—	199,000	—	199,000

See accompanying notes to financial statements.

24

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

Description	Level 1	Level 2	Level 3	Total
Diversified/Conglomerate Manufacturing	$—	$754,288	$—	$754,288
Diversified/Conglomerate Service	—	539,695	—	539,695
Electronics	—	711,167	—	711,167
Electronics/Electrical	—	2,372,969	—	2,372,969
Environmental Services	—	210,207	—	210,207
Finance	—	387,391	—	387,391
Financial Intermediaries	—	961,387	—	961,387
Food, Beverages & Tobacco	—	494,570	—	494,570
Health Care	—	231,358	—	231,358
Health Care-Equipment & Supplies	—	286,144	—	286,144
Health Care-Providers & Services	—	334,505	—	334,505
Healthcare, Education and Childcare	—	6,276,399	—	6,276,399
Hotels, Restaurants & Leisure	—	1,888,515	—	1,888,515
Insurance	—	2,679,245	—	2,679,245
Leisure	—	250,313	—	250,313
Machinery (Non-Agriculture, Non-Construct, Non-Electronic)	—	1,140,328	—	1,140,328
Manufacturing	—	312,203	—	312,203
Media	—	953,750	—	953,750
Mining, Steel, Iron and Non-Precious Metals	—	437,102	301,968	739,070
Personal Non-Durable Consumer Prod.	—	242,985	—	242,985
Personal Transportation	—	439,173	—	439,173
Retail Store	—	815,852	—	815,852
Retail-Specialty	—	700,875	—	700,875
Retailers(other than food/drug	—	275,458	—	275,458
Road & Rail	—	157,566	—	157,566
Steel	—	986,354	—	986,354
Surface Transport	—	759,289	—	759,289
Telecommunications	—	2,438,294	—	2,438,294
Telecommunications/Wireless	—	706,688	—	706,688
Textiles and Leather	—	250,383	—	250,383
Theaters	—	523,326	—	523,326
Utilities	—	2,973,895	—	2,973,895
Total Loan Participation	—	49,714,931	301,968	50,016,899
Common Stocks
Airlines	34,685	—	—	34,685
Auto Components	1,245,023	—	—	1,245,023
Building Products	236,114	—	—	236,114
Capital Markets	1,005,632	—	—	1,005,632
Chemicals	570,881	—	—	570,881
Commercial & Professional Services	745	—	—	745
Diversified Financial Services	507	—	—	507
Diversified Telecommunication Services	105	—	—	105
Food Products	32,258	—	—	32,258
Insurance	28,047	—	—	28,047
Media	1,082	—	—	1,082
Metals & Mining	—	—	39,666	39,666
Textiles, Apparel & Luxury Goods	2,652	—	—	2,652
Wireless Telecommunication Services	87,850	—	—	87,850
Total Common Stocks	3,245,581	—	39,666	3,285,247

See accompanying notes to financial statements.

25

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Commercial Banks	$—	$549,844	$—	$549,844
Diversified Financial Services	—	4,387,682	—	4,387,682
Internet Software & Services	—	—	—	—
Real Estate Management & Development	1,658,072	—	—	1,658,072
Total Preferred Stocks	1,658,072	4,937,526	—	6,595,598
Convertible Preferred Stock*	2,256,380	—	—	2,256,380
Total Warrants*	—	45,181	—	45,181
Short-Term Investments
Mutual Funds	19,932,366	—	—	19,932,366
Repurchase Agreement	—	7,340,000	—	7,340,000
Total Short-Term Investments	19,932,366	7,340,000	—	27,272,366
Total Investments	$30,463,236	$636,508,723	$341,649	$667,313,608

Forward Contracts**
Forward Contracts to Sell (Appreciation)	$—	$175,973	$—	$175,973
Total Forward Contracts	—	175,973	—	175,973
Futures Contracts**
Futures Contracts Long (Appreciation)	409,268	—	—	409,268
Futures Contracts Short (Depreciation)	(743,370)	—	—	(743,370)
Total Futures Contracts	(334,102)	—	—	(334,102)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards contracts and futures contracts are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/(Loss)	Change in Unrealized Depreciation	Net Purchases	Net Sales	Net Transfers in Level 3	Balance as of June 30, 2010
Asset-Backed Securities	$15	$—	$—	$—	$—	$—	$15
Loan Participation Mining, Steel, Iron and Non-Precious Metals	—	(47,023)	178,946	233,458	(348,358)	284,945	301,968
Common Stocks
Metals & Mining	—	—	(16,764)	56,430	—	—	39,666
Warrants
Media	—	(14,254)	14,254	—	—	—	—

Total	$15	$(61,277)	$176,436	$289,888	$(348,358)	$284,945	$341,649

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$659,973,608
Repurchase Agreement	7,340,000
Cash	536,389
Cash denominated in foreign currencies (c)	6,848,236
Receivable for investments sold	254,773
Receivable for shares sold	925,867
Dividends receivable	46,557
Interest receivable	8,155,293
Net variation margin on financial futures contracts	111,611
Unrealized appreciation on forward currency contracts	175,973

Total assets	684,368,307

Liabilities
Payables for:
Investments purchased	9,434,694
Shares redeemed	415,125
Collateral for securities loaned	19,932,366
Accrued Expenses:
Management fees	310,985
Distribution and service fees - Class E	11,649
Administration fees	3,598
Custodian and accounting fees	15,248
Deferred trustees’ fees	11,173
Other expenses	30,790

Total liabilities	30,165,628

Net Assets	$654,202,679

Net Assets Represented by
Paid in surplus	$605,311,990
Accumulated net realized gain	428,091
Unrealized appreciation on investments, futures contracts and foreign currency transactions	30,631,369
Undistributed net investment income	17,831,229

Net Assets	$654,202,679

Net Assets
Class A	$554,750,984

Class E	99,451,695

Capital Shares Outstanding*
Class A	53,156,018

Class E	9,567,558

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.44

Class E	10.39

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $628,844,178.
(b)	Includes securities loaned at value of $19,411,514.
(c)	Identified cost of cash denominated in foreign currencies was $7,180,206.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$94,369
Interest (b)	20,152,876

Total investment income	20,247,245

Expenses
Management fees	1,785,966
Administration fees	19,471
Custodian and accounting fees	97,405
Distribution and service fees - Class E	62,579
Audit and tax services	25,864
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	24,923
Insurance	1,090
Miscellaneous	4,576

Total expenses	2,051,599

Net investment income	18,195,646

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions
Net realized gain on:
Investments	3,051,233
Futures contracts	187,367
Foreign currency transactions	1,639,331

Net realized gain on investments, futures contracts and foreign currency transactions	4,877,931

Net change in unrealized appreciation (depreciation) on:
Investments	6,499,386
Futures contracts	(334,102)
Foreign currency transactions	(481,069)

Net change in unrealized appreciation on investments, futures contracts and foreign currency transactions	5,684,215

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	10,562,146

Net Increase in Net Assets from Operations	$28,757,792

(a)	Net of foreign withholding taxes of $29,473.
(b)	Includes net income on securities loaned of $16,220.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$18,195,646	$31,334,554
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	4,877,931	(1,403,473)
Net change in unrealized appreciation on investments, futures contracts and foreign currency transactions	5,684,215	93,262,373

Net increase in net assets resulting from operations	28,757,792	123,193,454

Distributions to Shareholders
From net investment income
Class A	(27,476,998)	(19,725,388)
Class E	(4,533,979)	(416,674)
From net realized gains
Class A	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(32,010,977)	(20,142,062)

Net increase in net assets from capital share transactions	95,006,689	135,468,149

Net Increase in Net Assets	91,753,504	238,519,541
Net assets at beginning of period	562,449,175	323,929,635

Net assets at end of period	$654,202,679	$562,449,175

Undistributed net investment income at end of period	$17,831,229	$31,646,560

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	7,081,662	$75,186,154	13,779,974	$129,899,269
Reinvestments	2,619,352	27,476,998	2,382,293	19,725,388
Redemption	(3,236,135)	(34,268,021)	(7,367,032)	(67,758,435)

Net increase	6,464,879	$68,395,131	8,795,235	$81,866,222

Class E
Sales	2,897,249	$30,682,080	2,171,351	$20,840,851
Fund subscription in kind	—	—	5,260,911	44,244,264
Reinvestments	433,874	4,533,979	50,445	416,674
Redemptions	(816,957)	(8,604,501)	(1,251,963)	(11,899,862)

Net increase	2,514,166	$26,611,558	6,230,744	$53,601,927

Increase derived from capital shares transactions		$95,006,689		$135,468,149

See accompanying notes to financial statements.

28

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Financial Highlights

Selected per share data

	Class A
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,			Period Ended December 31,		Year Ended October 31,
			2009	2008	2007	2006(b)		2006	2005
Net Asset Value, Beginning of Period	$10.47		$8.37	$10.02	$9.46	$9.81		$9.56	$9.73

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.32		0.68	0.64	0.51	0.07		0.49	0.53
Net Realized and Unrealized Gain (Loss) on Investments	0.21		1.94	(1.63)	0.12	0.04		0.15	(0.04)

Total From Investment Operations	0.53		2.62	(0.99)	0.63	0.11		0.64	0.49

Less Distributions
Dividends from Net Investment Income	(0.56)		(0.52)	(0.66)	(0.07)	(0.46)		(0.39)	(0.66)
Distributions from Net Realized Capital Gains	—		—	—	—	—		—	—

Total Distributions	(0.56)		(0.52)	(0.66)	(0.07)	(0.46)		(0.39)	(0.66)

Net Asset Value, End of Period	$10.44		$10.47	$8.37	$10.02	$9.46		$9.81	$9.56

Total Return (%)	5.03		33.09	(10.74)	6.65	1.10		6.95	5.17

Ratios /Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.66	*	0.66	0.67	0.76	0.85	*	0.88	0.86
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.66	*	0.66	0.67	0.76	0.85	*	0.88	N/A
Ratio of Net Investment Income to Average Net Assets (%)	6.04	*	7.25	6.77	5.28	4.56	*	5.13	5.58
Portfolio Turnover Rate (%)	9.8		31.7	45.4	44.5	6.4		33.0	37.0
Net Assets, End of Period (in millions)	$554.8		$488.9	$317.1	$327.7	$253.8		$243	$186

	Class E
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008(c)
Net Asset Value, Beginning of Period	$10.43		$8.34	$9.51

Income Gain (Loss) from Investment Operations
Net Investment Income(a)	0.31		0.66	0.43
Net Realized and Unrealized Gain (Loss) on Investment	0.20		1.94	(1.60)

Total from Investment Operations	0.51		2.60	(1.17)

Less Distributions
Dividends from Net Investment Income	(0.55)		(0.51)	—
Distributions from Net Realized Capital Gains	—		—	—

Total Distributions	(0.55)		(0.51)	—

Net Asset Value, End of Period	$10.39		$10.43	$8.34

Total Return (%)	4.87		32.76	(12.30)

Ratios /Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.81	*	0.81	0.84	*
Ratio of Expenses to Average Net Assets Before Reimbursements and Rebates (%)	0.81	*	0.81	0.84	*
Ratio of Net Investment Loss to Average Net Assets (%)	5.89	*	6.86	6.97	*
Portfolio Turnover Rate (%)	9.8		31.7	45.4
Net Assets, End of Period (in millions)	$99.5		$73.6	$6.9

*	Annualized
N/A	Not Applicable
(a)	Per share amount based on average shares outstanding during the period.
(b)	Fiscal year end changed on November 1, 2006 from October 31 to December 31.
(c)	Commencement of operations—04/28/08.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Pioneer Strategic Income Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by certain Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Forward Commitments and When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio may purchase securities under such conditions only with the

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MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will hold liquid assets in a segregated account at the Portfolio’s custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Loan Participations - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Mortgage Related and Other Asset Backed Securities - The Portfolio may invest in mortgage related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgaged obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property or other receivables. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations of the Portfolio. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

High Yield Debt Securities - The Portfolio may invest in high yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

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MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Pioneer Investment Management, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$1,785,966	0.60%	First $500 Million

	0.55%	$500 Million to $1 Billion

	0.53%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class E distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.25% of the average net assets of the Portfolio attributable to its Class E Shares in respect to activities primarily intended to result in the sale of Class E Shares. However, under the Class E distribution agreement, payments to the Distributor for activities pursuant to the Class E distribution plan are currently limited to payments at an annual rate equal to 0.15% of average daily net assets of the Portfolio attributable to its Class E Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class E distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$10,398,458	$170,741,297	$26,312,265	$31,905,612

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MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2010, the Portfolio had the following derivatives, grouped into appropriate risk categories:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value

Interest Rate	Unrealized appreciation on futures contracts*	$111,611	Unrealized depreciation on futures contracts*	$—

Foreign Currency Exchange	Unrealized appreciation on forward foreign currency exchange contracts	175,973	Unrealized depreciation on forward foreign currency exchange contracts	—

Total		$287,584		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to financial statements. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

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MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:

Location Statement of Operations - Net Realized Gain (Loss)	Interest Rate	Foreign Currency Exchange	Total

Future contracts	$187,367	$—	$187,367

Foreign currency transactions	—	1,639,331	1,639,331

Total	$187,367	$1,639,331	$1,826,698

Location Statement of Operations - Net Change in Unrealized Gain (Loss)

Future contracts	$(334,102)	$—	$(334,102)

Foreign currency transactions	—	(481,069)	(481,069)

Total	$(334,102)	$(481,069)	$(815,171)

For the six months ended June 30, 2010, the average per contract outstanding for each derivative type was as follows:

Average Number of Contracts, Notional Amounts or Shares/Unit	Foreign Currency Risk	Interest Rate Risk	Total

Futures contracts (a)	—	(272)	(272)

Foreign currency transactions	11,919,748	—	11,919,748

(a) Amount(s) represent(s) average number of contracts or number of shares/units.

6. Futures Contracts

Futures Contracts - Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 6/30/2010	Unrealized Appreciation/ Depreciation

U.S. Treasury Bond Futures	09/21/2010	84	$10,998,982	$11,408,250	$409,268

Futures Contracts - Short

U.S. Treasury Note 2 Year Futures	09/30/2010	(180)	$(39,239,216)	$(39,389,063)	$(149,847)

U.S. Treasury Note 5 Year Futures	09/30/2010	(447)	(52,309,626)	(52,903,149)	(593,523)

Net Unrealized Depreciation					$(334,102)

7. Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts to Sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at June 30, 2010	In Exchange for U.S.$	Net Unrealized Appreciation
7/19/2010	Brown Brothers Harriman & Co.	2,225,000	AUD	$1,883,006	$2,050,694	$167,688
8/31/2010	UBS Securities LLC	7,000,000	EUR	8,605,985	8,614,270	8,285

						$175,973

AUD-Australian Dollar

EUR-Euro

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MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

10. Income Tax Information

The tax character of distributions paid for the years or periods ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$20,142,062	$23,170,014	$—	$—	$20,142,062	$23,170,014

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$32,010,977	$—	$24,641,395	$(4,500,980)	$52,151,392

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2010		Expiring 12/31/2017	Total

$2,263,562	*	$2,237,418	$4,500,980

* On May 1, 2006, Pioneer Strategic Income Portfolio, a series of The Travelers Series Trust, was reorganized into the Portfolio.

11. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

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MET INVESTORS SERIES TRUST

Pioneer Strategic Income Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

12. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

Rainier Large Cap Equity Portfolio

Managed by Rainier Investment Management, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Rainier Large Cap Equity Portfolio had a return of -8.66% and -8.72% for Class A and B Shares, respectively, versus -6.40% and -7.65% for its benchmarks, the Russell 1000 Index1 and the Russell 1000 Growth Index2, respectively.

Market Environment/Conditions

Though challenged in the first quarter, the market rallied to levels not seen since September 2008. In prior commentary we noted the saw-toothed shape of the market recovery, marked by corrections of 5%-9% in most months, followed by strong rallies. This trend continued in the first quarter when fears of an economic “double dip”, decelerating growth in Asia and prospects for higher inflation sent most U.S. indices spiraling down by nearly 10%. However, continued evidence of slow but steady economic growth absent meaningful signs of inflation led investors to trade in cash and bonds for equities as the quarter progressed. When the dust settled, all major indices rose about 5% or more in the quarter.

During the second quarter, however, uncertainty was again on the rise with deepening concerns regarding the solvency of the European Union periphery, the potential for slowing growth in China and the inherent impact of financial regulation here in the U.S. Combined with mixed data on the strength of the U.S. economic recovery, investors turned increasingly cautious as the quarter progressed and rushed to buy bonds, resulting in a mini “flight to safety.” Treasuries were the best-performing asset class, returning 4.68% for the quarter while stock prices moved lower. Most large-cap indexes posted returns of -10% or more during the quarter as fears of a slowing global economy undermined equity investor confidence. Despite these legitimate concerns, we view the sell-off in the market as unjustified. In our view, investors have become overly pessimistic in recent months, pushing stocks down to levels that have resulted in an abundance of bargain-priced investment opportunities.

Portfolio Review/Current Positioning

The Portfolio experienced positive absolute performance in the first quarter, but underperformed the benchmark on a relative basis. Financial services shares, while strong in the indices, were the largest area of relative underperformance in the portfolio during the first three months of the year. The Portfolio lagged in this sector primarily due to low representation in banks and weak performance from two stocks that were subsequently sold—ACE Ltd. and INVESCO Ltd. The largest contributor to relative performance on an individual basis was Cummins, Inc. Cummins, the manufacturer of diesel engines, highlighted strong orders from China and India in its earnings report, and benefited from legislation that requires cleaner engines. Other strong results in the producer durables sector included Iron Mountain, Inc. (document storage) and Deere & Co.

For both the second quarter and the six month period as a whole, the Portfolio experienced negative returns on both an absolute and relative basis. Price erosion occurred in all sectors, with the most pronounced relative underperformance in financial services, energy, and utilities. Financial services companies were undermined by uncertainty surrounding financial regulatory reform as well as continued softness in the U.S. housing market. Energy was hit by the consequences of the Gulf of Mexico oil spill and weakening commodity prices. Utilities lagged, with AES Corp. declining more than the group as investors viewed the sale of a 15% stake to China Investment Corp. as dilutive. While very few stocks were able to escape the downward momentum in prices, there were some exceptions. As in the first quarter, Cummins, Inc., was again the top-performing stock in the Portfolio both in the second quarter and for the six month period. Technology was the strongest relative sector, with Apple, Inc., storage giant EMC Corp. and cell phone tower leader American Tower Corp. contributing positively to relative performance.

Current equity valuations appear compelling. Stocks are currently selling close to three decade valuation lows set in early 2009. In our view, domestic equities appear to offer a potentially lucrative risk/reward opportunity. While we have not made dramatic changes in the composition of the Portfolio, we have made some shifts in response to increased concerns about the level of general economic growth. We generally remain below market weight in slow-growth sectors of the market, notably consumer staples, financial services, and utilities. In the wake of health care reform we have reduced overall positions in the sector, particularly in areas where we believe pricing pressure will ensue. We have selectively cut back on consumer discretionary positions given our belief that the rate of growth of consumer spending will decelerate in the near future. Positions in industrial, transportation and durable goods stocks have been increased as inventories remain lean and many companies prepare for renewed demand and order growth. We remain moderately overweight in select areas of technology.

Daniel M. Brewer, CFA, Senior Equity Portfolio Manager

Mark W. Broughton, CFA, Senior Equity Portfolio Manager

Stacie L. Cowell, CFA, Senior Equity Portfolio Manager

Mark H. Dawson, CFA, Senior Equity Portfolio Manager

Andrea L. Durbin, CFA, Senior Equity Portfolio Manager

Michael D. Emery, CFA, Senior Equity Portfolio Manager

James R. Margard, CFA, Senior Equity Portfolio Manager

Peter M. Musser, CFA, Senior Equity Portfolio Manager

Carlee J. Price, CFA, Senior Equity Portfolio Manager

Rainier Investment Management, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at

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Rainier Large Cap Equity Portfolio

Managed by Rainier Investment Management, Inc.

Portfolio Manager Commentary* (continued)

any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Apple, Inc.	4.0
Chevron Corp.	3.3
JPMorgan Chase & Co.	2.8
EMC Corp.	1.9
Cisco Systems, Inc.	1.8
Cummins, Inc.	1.8
American Tower Corp.—Class A	1.7
Marriott International, Inc.—Class A	1.6
Google, Inc. - Class A	1.6
PepsiCo, Inc.	1.6

Top Sectors

% of Market Value
Non-Cyclical	17.9
Industrials	14.1
Financials	12.9
Technology	10.7
Energy	10.4
Cyclical	9.3
Communications	9.2
Short-Term Investments	9.0
Basic Materials	4.2
Utilities	2.3

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Rainier Large Cap Equity Portfolio

Rainier Large Cap Equity Portfolio managed by

Rainier Investment Management, Inc. vs. Russell 1000 Index1 and Russell 1000 Growth Index2

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	Since Inception[4]
Rainier Large Cap Equity Portfolio—Class A	-8.66%	9.11%	-14.48%
Class B	-8.72%	8.92%	-14.67%
Russell 1000 Index[1]	-6.40%	15.24%	-11.90%
Russell 1000 Growth Index[2]	-7.65%	13.62%	-10.30%

The performance of Class B shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 1000 Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the investible U.S. equity market.

2 The Russell 1000 Growth Index is an unmanaged measure of the performance of the largest capitalized U.S. companies, within Russell 1000 companies, that have higher price-to-book ratios and higher forecasted growth values.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gains distributions.

4Inception of Class A and Class B shares is 11/1/07. Index returns are based on an inception date of 11/1/07.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

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Rainier Large Cap Equity Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.69%	$1,000.00	$913.40	$3.27
Hypothetical	0.69%	1,000.00	1,021.37	3.46

Class B
Actual	0.94%	$1,000.00	$912.80	$4.46
Hypothetical	0.94%	1,000.00	1,020.13	4.71

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 95.6%
Aerospace & Defense - 2.1%
Precision Castparts Corp.	117,660	$12,109,567
Rockwell Collins, Inc.	108,690	5,774,700

		17,884,267

Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	161,280	5,565,773
FedEx Corp.	114,520	8,028,997

		13,594,770

Beverages - 1.6%
PepsiCo, Inc.	222,235	13,545,223

Biotechnology - 2.8%
Amgen, Inc.*	110,260	5,799,676
Celgene Corp.*	187,970	9,552,635
Gilead Sciences, Inc.*	237,720	8,149,042

		23,501,353

Capital Markets - 3.0%
Ameriprise Financial, Inc.	276,750	9,998,978
Franklin Resources, Inc.	129,360	11,149,538
State Street Corp.	130,620	4,417,568

		25,566,084

Chemicals - 2.0%
Albemarle Corp.	250,520	9,948,149
Praxair, Inc.	91,935	6,986,141

		16,934,290

Commercial Banks - 2.6%
Comerica, Inc.	209,460	7,714,412
PNC Financial Services Group, Inc.	152,000	8,588,000
U.S. Bancorp	235,240	5,257,614

		21,560,026

Communications Equipment - 3.0%
Cisco Systems, Inc.*	729,330	15,542,022
Juniper Networks, Inc.*	271,210	6,189,012
Tellabs, Inc.	517,460	3,306,570

		25,037,604

Computers & Peripherals - 6.7%
Apple, Inc.*	132,995	33,452,232
EMC Corp.*	888,895	16,266,779
Teradata Corp.*	206,980	6,308,750

		56,027,761

Consumer Finance - 1.3%
American Express Co.	282,340	11,208,898

Containers & Packaging - 0.9%
Packaging Corp. of America	352,000	7,751,040

Diversified Consumer Services - 0.9%
DeVry, Inc.	144,470	7,583,230

Security Description	Shares	Value

Diversified Financial Services - 5.0%
Bank of America Corp.	941,130	$13,524,038
IntercontinentalExchange, Inc.*	45,250	5,114,608
JPMorgan Chase & Co.	635,305	23,258,516

		41,897,162

Electrical Equipment - 1.3%
Emerson Electric Co.	260,320	11,373,381

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. - Class A	153,940	6,046,763
Trimble Navigation, Ltd.*(a)	131,860	3,692,080

		9,738,843

Energy Equipment & Services - 2.9%
Halliburton Co.	511,300	12,552,415
Schlumberger, Ltd.	210,950	11,673,973

		24,226,388

Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	187,785	9,026,825

Food Products - 2.2%
General Mills, Inc.	227,280	8,072,985
J.M. Smucker Co. (The)	171,490	10,327,128

		18,400,113

Health Care Providers & Services - 1.8%
Express Scripts, Inc.*	177,510	8,346,520
McKesson Corp.	106,480	7,151,197

		15,497,717

Hotels, Restaurants & Leisure - 3.7%
Darden Restaurants, Inc.	179,350	6,967,747
Marriott International, Inc. - Class A(a)	457,320	13,692,161
McDonald’s Corp.	153,740	10,126,854

		30,786,762

Household Products - 1.0%
Colgate-Palmolive Co.	110,740	8,721,882

Independent Power Producers & Energy Traders - 1.3%
AES Corp. (The)*	1,211,000	11,189,640

Industrial Conglomerates - 2.7%
3M Co.	160,290	12,661,307
General Electric Co.	677,280	9,766,378

		22,427,685

Insurance - 1.0%
Lincoln National Corp.	332,300	8,071,567

Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	45,450	4,965,867

Internet Software & Services - 1.6%
Google, Inc. - Class A*	30,725	13,671,089

IT Services - 0.8%
Visa, Inc. - Class A	93,844	6,639,463

See accompanying notes to financial statements.

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Rainier Large Cap Equity Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Life Sciences Tools & Services - 0.5%
Covance, Inc.*(a)	89,050	$4,570,046

Machinery - 4.1%
Bucyrus International, Inc.(a)	133,420	6,330,779
Cummins, Inc.	229,180	14,926,493
Deere & Co.	234,910	13,079,789

		34,337,061

Media - 1.9%
DIRECTV - Class A*	112,685	3,822,275
Walt Disney Co. (The)	374,450	11,795,175

		15,617,450

Metals & Mining - 2.4%
Freeport-McMoRan Copper & Gold, Inc.	95,580	5,651,645
Walter Energy, Inc.(a)	120,830	7,352,506
Yamana Gold, Inc.	658,340	6,780,902

		19,785,053

Multi-Utilities - 1.1%
Wisconsin Energy Corp.	144,350	7,324,319
Xcel Energy, Inc.	108,610	2,238,452

		9,562,771

Multiline Retail - 2.1%
Kohl’s Corp.*	168,300	7,994,250
Target Corp.	200,880	9,877,270

		17,871,520

Oil, Gas & Consumable Fuels - 8.1%
Chevron Corp.	412,215	27,972,910
Devon Energy Corp.	215,735	13,142,576
Occidental Petroleum Corp.	75,240	5,804,766
Total S.A. (ADR)	272,495	12,164,177
Whiting Petroleum Corp.*(a)	112,960	8,858,323

		67,942,752

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The) - Class A	87,420	4,871,917

Pharmaceuticals - 5.0%
Abbott Laboratories	182,530	8,538,753
Allergan, Inc.	148,135	8,630,345
Merck & Co., Inc.	217,690	7,612,619
Shire Plc (ADR)(a)	151,230	9,282,498
Teva Pharmaceutical Industries, Ltd. (ADR)	149,605	7,777,964

		41,842,179

Professional Services - 0.6%
Manpower, Inc.	107,690	4,650,054

Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management, Inc.	315,130	5,404,480

Road & Rail - 0.9%
CSX Corp.	148,900	7,389,907

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. - Class A	272,295	$8,977,566
Marvell Technology Group, Ltd.*	461,250	7,269,300

		16,246,866

Software - 3.6%
Check Point Software Technologies, Ltd.*(a)	258,070	7,607,904
Microsoft Corp.	568,725	13,086,362
Oracle Corp.	446,905	9,590,581

		30,284,847

Specialty Retail - 2.0%
Limited Brands, Inc.	247,930	5,471,815
Lowe’s Cos., Inc.	197,915	4,041,424
Tiffany & Co.(a)	195,330	7,404,961

		16,918,200

Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	67,220	2,456,891
NIKE, Inc. - Class B(a)	69,735	4,710,599

		7,167,490

Tobacco - 1.0%
Philip Morris International, Inc.	178,620	8,187,941

Wireless Telecommunication Services - 1.7%
American Tower Corp. - Class A*	321,770	14,318,765

Total Common Stocks (Cost $807,558,476)		803,798,229

Short-Term Investments - 9.5%
Mutual Funds - 5.0%
State Street Navigator Securities Lending Prime Portfolio(b)	41,581,739	41,581,739

Repurchase Agreement - 4.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $37,974,000 on 07/01/10 collateralized by $33,720,000 Federal Home Loan Mortgage Corp. at 4.750% due 01/19/16 with a value of $38,735,850.	$37,974,000	37,974,000

Total Short-Term Investments (Cost $79,555,739)		79,555,739

Total Investments - 105.1% (Cost $887,114,215#)		883,353,968

Other Assets and Liabilities (net) - (5.1)%		(42,791,615)

Net Assets - 100.0%		$840,562,353

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

*	Non-income producing security
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $57,635,670 and $61,395,917, respectively, resulting in a net unrealized depreciation of $3,760,247.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $40,133,009 and the collateral received consisted of cash in the amount of $41,581,739. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$803,798,229	$—	$—	$803,798,229
Short-Term Investments
Mutual Funds	41,581,739	—	—	41,581,739
Repurchase Agreement	—	37,974,000	—	37,974,000
Total Short-Term Investments	41,581,739	37,974,000	—	79,555,739
Total Investments	$845,379,968	$37,974,000	$—	$883,353,968

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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Rainier Large Cap Equity Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$845,379,968
Repurchase Agreement	37,974,000
Cash	743
Receivable for investments sold	5,179,996
Receivable for shares sold	255,147
Dividends receivable	871,903

Total assets	889,661,757

Liabilities
Payables for:
Investments purchased	6,849,911
Shares redeemed	132,682
Collateral for securities loaned	41,581,739
Accrued Expenses:
Management fees	482,620
Distribution and service fees - Class B	7,950
Administration fees	4,716
Custodian and accounting fees	4,344
Deferred trustees’ fees	11,173
Other expenses	24,269

Total liabilities	49,099,404

Net Assets	$840,562,353

Net Assets Represented by
Paid in surplus	$1,084,640,606
Accumulated net realized loss	(243,478,273)
Unrealized depreciation on investments	(3,760,247)
Undistributed net investment income	3,160,267

Net Assets	$840,562,353

Net Assets
Class A	$803,506,191

Class B	37,056,162

Capital Shares Outstanding*
Class A	125,257,709

Class B	5,789,820

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$6.41

Class B	6.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $849,140,215.
(b)	Includes securities loaned at value of $40,133,009.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$6,366,805
Interest (b)	58,185

Total investment income	6,424,990

Expenses
Management fees	3,092,090
Administration fees	29,067
Custodian and accounting fees	38,695
Distribution and service fees - Class B	51,170
Audit and tax services	15,137
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	17,203
Insurance	1,742
Miscellaneous	6,379

Total expenses	3,281,208
Less broker commission recapture	(24,066)

Net expenses	3,257,142

Net investment income	3,167,848

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	39,545,332

Net change in unrealized depreciation on investments	(118,834,104)

Net realized and unrealized loss on investments	(79,288,772)

Net Decrease in Net Assets from Operations	$(76,120,924)

(a)	Net of foreign withholding taxes of $63,193.
(b)	Includes net income on securities loaned of $56,940.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$3,167,848	$6,107,921
Net realized gain (loss) on investments	39,545,332	(134,408,923)
Net change in unrealized appreciation (depreciation) on investments	(118,834,104)	299,317,794

Net increase (decrease) in net assets resulting from operations	(76,120,924)	171,016,792

Distributions to Shareholders
From net investment income
Class A	(5,896,956)	(5,489,645)
Class B	(180,082)	(279,563)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(6,077,038)	(5,769,208)

Net increase (decrease) in net assets from capital share transactions	(5,121,162)	212,336,271

Net Increase (Decrease) in Net Assets	(87,319,124)	377,583,855
Net assets at beginning of period	927,881,477	550,297,622

Net assets at end of period	$840,562,353	$927,881,477

Undistributed net investment income at end of period	$3,160,267	$6,069,457

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	7,410,296	$51,858,109	39,223,284	$231,407,891
Reinvestments	776,938	5,896,956	992,703	5,489,645
Redemption	(8,267,845)	(60,683,694)	(4,937,473)	(29,735,162)

Net increase (decrease)	(80,611)	$(2,928,629)	35,278,514	$207,162,374

Class B
Sales	1,106,483	$7,863,025	3,819,699	$23,453,140
Reinvestments	23,757	180,082	50,554	279,563
Redemptions	(1,432,750)	(10,235,640)	(3,076,974)	(18,558,806)

Net increase (decrease)	(302,510)	$(2,192,533)	793,279	$5,173,897

Increase (decrease) derived from capital shares transactions		$(5,121,162)		$212,336,271

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007(b)
Net Asset Value, Beginning of Period	$7.06	$5.77	$10.00	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.02	0.05	0.07	0.01
Net Realized and Unrealized Gain (loss) on Investments	(0.62)	1.30	(4.20)	0.00	++

Total From Investment Operations	(0.60)	1.35	(4.13)	0.01

Less Distributions
Dividends from Net Investment Income	(0.05)	(0.06)	—	(0.01)
Distributions from Net Realized Capital Gains	—	—	(0.10)	—

Total Distributions	(0.05)	(0.06)	(0.10)	(0.01)

Net Asset Value, End of Period	$6.41	$7.06	$5.77	$10.00

Total Return (%)	(8.66)	23.68	(41.70)	0.09

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.69 *	0.70	0.69	0.75	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.69 *	0.70	0.70	0.75	*
Ratio of Net Investment Income to Average Net Assets (%)	0.69 *	0.86	0.85	0.71	*
Portfolio Turnover Rate (%)	52.4	91.3	97.5	11.2
Net Assets, End of Period (in millions)	$803.5	$885.0	$519.8	$771.8

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007(b)
Net Asset Value, Beginning of Period	$7.04	$5.76	$10.00	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.02	0.04	0.05	0.00	+
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)	1.29	(4.19)	0.01

Total From Investment Operations	(0.61)	1.33	(4.14)	0.01

Less Distributions
Dividends from Net Investment Income	(0.03)	(0.05)	—	(0.01)
Distributions from Net Realized Capital Gains	—	—	(0.10)	—

Total Distributions	(0.03)	(0.05)	(0.10)	(0.01)

Net Asset Value, End of Period	$6.40	$7.04	$5.76	$10.00

Total Return (%)	(8.72)	23.25	(41.80)	0.07

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.94 *	0.95	0.94	1.02	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.94 *	0.95	0.96	1.04
Ratio of Net Investment Income to Average Net Assets (%)	0.44 *	0.61	0.63	0.27	*
Portfolio Turnover Rate (%)	52.4	91.3	97.5	11.2
Net assets, End of Period (in millions)	$37.1	$42.9	$30.5	$8.0

*	Annualized
+	Net investment income was less than $0.01.
++	Net realized and unrealized gain (loss) on investments was less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—11/01/2007.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Rainier Large Cap Equity Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

12

MET INVESTORS SERIES TRUST

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

13

MET INVESTORS SERIES TRUST

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Rainier Investment Management, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$3,092,090	0.700%	First $150 Million

	0.675%	$150 Million to $300 Million

	0.650%	$300 Million to $1 Billion

	0.600%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement for the Portfolio continued in effect with respect to the Portfolio until April 30, 2010. Effective May 1, 2010, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under Expense Limitation Agreement
Class A	Class B

0.80%	1.05%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

14

MET INVESTORS SERIES TRUST

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$469,765,710	$—	$481,947,100

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$5,769,208	$4,088,246	$—	$4,222,021	$5,769,208	$8,310,267

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards and Post October Loss Deferrals	Total

$6,076,975	$—	$97,757,439	$(265,707,187)	$(161,872,773)

15

MET INVESTORS SERIES TRUST

Rainier Large Cap Equity Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information - continued

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$71,840,517	$193,866,670	$265,707,187

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

MET INVESTORS SERIES TRUST

RCM Technology Portfolio

Managed by RCM Capital Management LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the RCM Technology Portfolio had a return of -5.50%, -5.65% and -5.59% for Class A, B and E Shares, respectively, versus -7.05% and -10.39% for its benchmarks, the NASDAQ Composite Index 1 and S&P North American Technology Sector Index2.

Market Environment/Conditions

At the end of 2009, the market tone changed for technology stocks, with investors selling their winning stocks and reducing their holdings of the more volatile companies. By mid February 2010, business reports from China about sales during the Chinese New Year were generally favorable, and consumer spending in the US and stocks began to recover. This recovery continued until May, when the market tone again changed, with many investors again concerned about the macro impact of the weak Euro and several weak European economies. Weakness in employment growth in the US also led to fears of a “double dip” recession and put pressure on stocks as June 2010 ended.

Portfolio Review/Current Positioning

Stock selection contributed positively in 5 of the 6 major sectors of the Portfolio. However, allocation effect to these sectors detracted from performance, specifically the Portfolio’s overweight to software and computers & peripherals. Strong selection in all sectors, except semiconductors, offset this weakness allowing the Portfolio to ultimately outperform the S&P North American Technology Sector Index during the period.

The Portfolio was invested in a number of themes during the period. The first theme includes mobile internet, software services, and data center consolidation. Investors bought many of the companies associated with this area, which led to stocks in the Portfolio, such as Netflix, Inc., Akamai Technologies, Inc., and Baidu, Inc., to increase over 50% for the period. These strong subsectors were offset by weakness in some of the Portfolio’s larger cap holdings, including Google, Inc. and Amazon.com, Inc., as these stocks were perceived by investors to be hurt by Apple’s success. In addition, holdings in solar stocks, such as First Solar, Inc. and SunPower Corp., fell dramatically as the Euro declined. A few Chinese holdings and Athenahealth, a health care IT stock that disappointed investors, were also subsectors that detracted from the Portfolio’s performance.

There are several themes in which the Portfolio has focused its investments. For example the “cloud computing” theme of the Portfolio invested in Microsoft Corp., Oracle, VMware, Inc., F5 Networks, Inc., and Cognizant Technologies Solutions Corp. We recently trimmed a few of the stocks in this area and sold out of Oracle, as we believe business may be approaching a cyclical peak. Microsoft and F5 Networks are still amongst the Portfolio’s top 10 holdings and F5 Networks was a top contributor to the Portfolio’s performance during the period.

There are many new applications that are using the external cloud of software as a service vendor and we believe future applications will evolve towards this trend. Within this theme, the Portfolio invested in Salesforce.com, Inc., Akamai Technologies, Inc., and communications companies like Cisco Systems, Inc. and Riverbed Technologies, Inc. All of which, except Cisco Systems, Inc. were amongst the top 10 contributors to the Portfolio’s performance during the period.

Another theme in the Portfolio, was mobile internet and internet TV and the winners in this area have been Apple, Inc. and to an extent Netflix. Other mobile vendors have been fundamentally hurt, such as RIMM, Nokia, and Qualcomm. For holdings such as Google and Amazon, we believe Apple’s rise has hurt the valuation of these stocks. We continue to like Apple, and believe Google and Amazon are still great companies and we continue to own them despite their struggling performance.

Energy technology is another theme we like and this area includes solar, smart meters and controls, LED lighting, and hybrid or electric cars and their components. This theme is where most of the Portfolio’s semiconductor stocks are held, such as ON Semiconductor Corp., Aixtron AG, and Cree, Inc., all of which were top detractors during the period.

The final theme in the Portfolio are Chinese stocks, which, with the exception of Baidu, Inc. (a top 10 holding), have not worked well during the period. Many forecasters believe China is a downtrend; however, we disagree. We continue to hold Chinese internet stocks in the Portfolio, such as Baidu and Ctrip, although we recently sold out of SINA.

Huachen Chen, CFA, Senior Portfolio Manager

Walter Price, Jr. CFA, Senior Portfolio Manager

RCM Capital Management, LLC

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

RCM Technology Portfolio

Managed by RCM Capital Management LLC

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Apple, Inc.	10.2
Microsoft Corp.	5.1
Salesforce.com, Inc.	4.7
F5 Networks, Inc.	4.6
Amazon.com, Inc.	3.6
Cisco Systems, Inc.	3.3
Netflix, Inc.	3.2
Akamai Technologies, Inc.	3.1
Baidu, Inc. (ADR)	3.0
Google, Inc.—Class A	2.9

Top Sectors

% of Market Value
Technology	45.6
Communications	30.3
Short-Term Investments	17.3
Industrials	3.9
Non-Cyclical	1.9
Cyclical	0.5
Energy	0.5

2

MET INVESTORS SERIES TRUST

RCM Technology Portfolio

RCM Technology Portfolio managed by

RCM Capital Management LLC vs. NASDAQ Composite Index1 and S&P North American Technology Sector Index2

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Months	1 Year	5 Year	Since Inception[4]
RCM Technology Portfolio—Class A	-5.50%	20.74%	6.32%	-3.18%
Class B	-5.65%	20.62%	6.08%	-5.51%
Class E	-5.59%	20.75%	6.20%	1.42%
NASDAQ Composite Index[1]	-7.05%	14.94%	0.50%	-1.67%
S&P North American Technology Sector Index[2]	-10.39%	15.84%	3.06%	-3.36%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

2 The S&P North American Technology Sector Index is an unmanaged index providing investors with a suite of equity benchmarks for U.S. traded technology-related securities.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/2001.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

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RCM Technology Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.97%	$1,000.00	$945.00	$4.68
Hypothetical	0.97%	1,000.00	1,019.98	4.86

Class B
Actual	1.22%	$1,000.00	$943.50	$5.88
Hypothetical	1.22%	1,000.00	1,018.74	6.11

Class E
Actual	1.12%	$1,000.00	$944.10	$5.40
Hypothetical	1.12%	1,000.00	1,019.24	5.61

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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RCM Technology Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 88.8%
Auto Components - 0.5%
Johnson Controls, Inc.	48,845	$1,312,465

Automobiles - 0.0%
Tesla Motors, Inc.*	1,580	37,651

Capital Markets - 0.2%
Epistar Corp. Depositary Receipts (GDR)(144A)*(a)	31,385	410,242

Communications Equipment - 14.4%
ADTRAN, Inc.(b)	203,770	5,556,808
Ciena Corp.*(b)	25,155	318,965
Cisco Systems, Inc.*	389,310	8,296,196
F5 Networks, Inc.*(b)	166,450	11,413,476
JDS Uniphase Corp.*	76,459	752,357
Juniper Networks, Inc.*	4,790	109,308
Polycom, Inc.*(b)	76,930	2,291,745
Riverbed Technology, Inc.*(b)	124,855	3,448,495
Tellabs, Inc.	559,790	3,577,058

		35,764,408

Computers & Peripherals - 19.4%
Acer, Inc. (GDR)	1,700	20,344
Apple, Inc.*	101,320	25,485,020
EMC Corp.*	333,310	6,099,573
Hewlett-Packard Co.	158,565	6,862,693
NetApp, Inc.*	142,860	5,330,107
SanDisk Corp.*	104,335	4,389,373

		48,187,110

Electrical Equipment - 0.5%
Cooper Industries Plc	28,090	1,235,960

Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corp. - Class A	45,650	1,793,132
Hitachi, Ltd.*	1,428,000	5,173,353
Itron, Inc.*	25,990	1,606,702

		8,573,187

Hotels, Restaurants & Leisure - 0.6%
Ctrip.com International, Ltd. (ADR)*	36,440	1,368,686

Internet & Catalog Retail - 6.8%
Amazon.com, Inc.*	82,950	9,063,117
Netflix, Inc.*	72,935	7,924,388

		16,987,505

Internet Software & Services - 9.5%
Akamai Technologies, Inc.*(b)	189,685	7,695,521
Baidu, Inc. (ADR)*	110,830	7,545,306
Google, Inc. - Class A*	15,995	7,116,975
NetEase.com, Inc. (ADR)*	37,045	1,174,697
Tencent Holdings, Ltd.	1,800	29,683

		23,562,182

Security Description	Shares	Value

IT Services - 2.0%
Cognizant Technology Solutions Corp. - Class A*	100,465	$5,029,278

Semiconductors & Semiconductor Equipment - 11.3%
Aixtron AG	152,555	3,632,851
Analog Devices, Inc.	169,005	4,708,479
ASM Pacific Technology, Ltd.	31,400	244,157
Broadcom Corp. - Class A	142,050	4,683,389
Cree, Inc.*(b)	53,265	3,197,498
Cypress Semiconductor Corp.*(b)	168,875	1,695,505
First Solar, Inc.*	11,605	1,320,997
Intel Corp.	143,980	2,800,411
Lam Research Corp.*	59,355	2,259,051
ON Semiconductor Corp.*	361,260	2,304,839
SunPower Corp. - Class B*(b)	61,100	659,880
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	13,120	128,051
Veeco Instruments, Inc.*(b)	16,760	574,533

		28,209,641

Software - 19.5%
Activision Blizzard, Inc.	315,215	3,306,605
Informatica Corp.*(b)	104,325	2,491,281
Intuit, Inc.*	159,190	5,535,036
Longtop Financial Technologies, Ltd. (ADR)*(b)	78,330	2,537,892
Microsoft Corp.	551,555	12,691,281
Salesforce.com, Inc.*(b)	135,490	11,627,752
SuccessFactors, Inc.*(b)	243,005	5,052,074
TIBCO Software, Inc.*(b)	404,255	4,875,315
VMware, Inc. - Class A*(b)	5,895	368,968

		48,486,204

Wireless Telecommunication Services - 0.7%
American Tower Corp. - Class A*	3,560	158,420
SBA Communications Corp. - Class A*(b)	50,075	1,703,051

		1,861,471

Total Common Stocks (Cost $211,145,612)		221,025,990

Short-Term Investments - 18.7%
Mutual Funds - 8.8%
State Street Navigator Securities Lending Prime Portfolio(c)	21,877,039	21,877,039

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Par Amount	Value

Repurchase Agreement - 9.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $24,533,000 on 07/01/10 collateralized by $23,660,000 U.S. Treasury Note at 2.750% due 10/31/13 with a value of $25,025,182.	$24,533,000	$24,533,000

Total Short-Term Investments (Cost $46,410,039)		46,410,039

Total Investments - 107.5% (Cost $257,555,651#)		267,436,029

Other Assets and Liabilities (net) - (7.5)%		(18,681,926)

Net Assets - 100.0%		$248,754,103

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $25,151,962 and $15,271,584, respectively, resulting in a net unrealized appreciation of $9,880,378.
(a)	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of the security was held on loan. As of June 30, 2010, the market value of securities loaned was $21,133,389 and the collateral received consisted of cash in the amount of $21,877,039. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

GDR - A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$1,312,465	$—	$—	$1,312,465
Automobiles	37,651	—	—	37,651
Capital Markets	—	—	410,242	410,242
Communications Equipment	35,764,408	—	—	35,764,408
Computers & Peripherals	48,187,110	—	—	48,187,110
Electrical Equipment	1,235,960	—	—	1,235,960
Electronic Equipment, Instruments & Components	3,399,834	5,173,353	—	8,573,187
Hotels, Restaurants & Leisure	1,368,686	—	—	1,368,686
Internet & Catalog Retail	16,987,505	—	—	16,987,505
Internet Software & Services	23,532,499	29,683	—	23,562,182
IT Services	5,029,278	—	—	5,029,278
Semiconductors & Semiconductor Equipment	24,332,633	3,877,008	—	28,209,641
Software	48,486,204	—	—	48,486,204
Wireless Telecommunication Services	1,861,471	—	—	1,861,471
Total Common Stocks	211,535,704	9,080,044	410,242	221,025,990
Short-Term Investments
Mutual Funds	21,877,039	—	—	21,877,039
Repurchase Agreement	—	24,533,000	—	24,533,000
Total Short-Term Investments	21,877,039	24,533,000	—	46,410,039
Total Investments	$233,412,743	$33,613,044	$410,242	$267,436,029

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2009	Realized Loss	Change in Unrealized Depreciation	Net Purchases	Net Sales	Balance as of June 30, 2010
Common Stocks
Capital Markets	$—	$(705,836)	$(88,387)	$3,588,616	$(2,384,151)	$410,242
Total	$—	$(705,836)	$(88,387)	$3,588,616	$(2,384,151)	$410,242

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$242,903,029
Repurchase Agreement	24,533,000
Cash	101
Receivable for investments sold	5,293,481
Receivable for shares sold	94,016
Dividends receivable	22,994

Total assets	272,846,621

Liabilities
Payables for:
Investments purchased	1,699,737
Shares redeemed	208,750
Collateral for securities loaned	21,877,039
Accrued Expenses:
Management fees	191,006
Distribution and service fees - Class B	38,529
Distribution and service fees - Class E	2,459
Administration fees	1,753
Custodian and accounting fees	2,537
Deferred trustees’ fees	11,173
Other expenses	59,535

Total liabilities	24,092,518

Net Assets	$248,754,103

Net Assets Represented by
Paid in surplus	$261,568,849
Accumulated net realized loss	(21,837,185)
Unrealized appreciation on investments and foreign currency transactions	9,888,711
Distributions in excess of net investment income	(866,272)

Net Assets	$248,754,103

Net Assets
Class A	$53,081,889

Class B	177,137,061

Class E	18,535,153

Capital Shares Outstanding*
Class A	14,698,702

Class B	50,476,889

Class E	5,219,700

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$3.61

Class B	3.51

Class E	3.55

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $233,022,651.
(b)	Includes securities loaned at value of $21,133,389.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$585,173
Interest (b)	25,537

Total investment income	610,710

Expenses
Management fees	1,136,959
Administration fees	9,416
Custodian and accounting fees	26,031
Distribution and service fees - Class B	228,055
Distribution and service fees - Class E	14,552
Audit and tax services	15,799
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	34,544
Insurance	570
Miscellaneous	4,632

Total expenses	1,500,283
Less broker commission recapture	(30,819)

Net expenses	1,469,464

Net investment loss	(858,754)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	18,792,799
Foreign currency transactions	(12,152)

Net realized gain on investments and foreign currency transactions	18,780,647

Net change in unrealized appreciation (depreciation) on:
Investments	(33,397,749)
Foreign currency transactions	8,261

Net change in unrealized depreciation on investments and foreign currency transactions	(33,389,488)

Net realized and unrealized loss on investments and foreign currency transactions	(14,608,841)

Net Decrease in Net Assets from Operations	$(15,467,595)

(a)	Net of foreign withholding taxes of $4,916.
(b)	Includes net income on securities loaned of $24,954.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(858,754)	$(588,865)
Net realized gain (loss) on investments and foreign currency transactions	18,780,647	(5,437,540)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(33,389,488)	88,875,674

Net increase (decrease) in net assets resulting from operations	(15,467,595)	82,849,269

Distributions to Shareholders
From net investment income
Class A	—	—
Class B	—	—
Class E	—	—
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	—	—

Net increase in net assets from capital share transactions	13,255,543	42,092,540

Net Increase (Decrease) in Net Assets	(2,212,052)	124,941,809
Net assets at beginning of period	250,966,155	126,024,346

Net assets at end of period	$248,754,103	$250,966,155

Distributions in excess of net investment income at end of period	$(866,272)	$(7,518)

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	2,824,990	$10,969,847	5,970,261	$18,278,019
Reinvestments	—	—	—	—
Redemption	(3,264,687)	(12,343,270)	(3,776,601)	(10,942,565)

Net increase (decrease)	(439,697)	$(1,373,423)	2,193,660	$7,335,454

Class B
Sales	11,232,381	$41,867,351	20,274,259	$60,438,358
Reinvestments	—	—	—	—
Redemptions	(7,427,808)	(27,210,419)	(9,401,835)	(27,210,941)

Net increase	3,804,573	$14,656,932	10,872,424	$33,227,417

Class E
Sales	1,007,535	$3,919,087	1,803,937	$5,345,729
Reinvestments	—	—	—	—
Redemptions	(1,054,966)	(3,947,053)	(1,295,036)	(3,816,060)

Net increase (decrease)	(47,431)	$(27,966)	508,901	$1,529,669

Increase derived from capital shares transactions		$13,255,543		$42,092,540

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$3.82	$2.40	$6.82	$5.39	$5.11	$4.62

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	(0.01)	(0.00)+	0.00 +	(0.01)	(0.03)	(0.03)
Net Realized and Unrealized Gain (loss) on Investments	(0.20)	1.42	(2.19)	1.66	0.31	0.56

Total From Investment Operations	(0.21)	1.42	(2.19)	1.65	0.28	0.53

Less Distributions
Distributions from Net Investment Income	—	—	(0.72)	—	—	—
Distributions from Net Realized Capital Gains	—	—	(1.51)	(0.22)	—	(0.04)

Total Distributions	—	—	(2.23)	(0.22)	—	(0.04)

Net Asset Value, End of Period	$3.61	$3.82	$2.40	$6.82	$5.39	$5.11

Total Return (%)	(5.50)	59.17	(44.25)	31.67	5.48	11.35

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.97 *	0.96	0.95	0.95	1.02	1.10
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.97 *	0.96	0.97	0.97	1.06 (b)	1.19
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.48)*	(0.15)	0.00 ++	(0.20)	(0.57)	(0.69)
Portfolio Turnover Rate (%)	94.0	138.2	181.1	206.8	265.0	290.7
Net Assets, End of Period (in millions)	$53.1	$57.8	$31.0	$64.8	$184.8	$129.3

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$3.71	$2.34	$6.72	$5.32	$5.05	$4.58

Income (Loss) from Investment Operations
Net Investment Loss(a)	(0.01)	(0.01)	(0.01)	(0.03)	(0.04)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)	1.38	(2.15)	1.65	0.31	0.55

Total From Investment Operations	(0.20)	1.37	(2.16)	1.62	0.27	0.51

Less Distributions
Distributions from Net Investment Income	—	—	(0.71)	—	—	—
Distributions from Net Realized Capital Gains	—	—	(1.51)	(0.22)	—	(0.04)

Total Distributions	—	—	(2.22)	(0.22)	—	(0.04)

Net Asset Value, End of Period	$3.51	$3.71	$2.34	$6.72	$5.32	$5.05

Total Return (%)	(5.65)	58.97	(44.45)	31.52	5.35	11.01

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.22 *	1.21	1.20	1.24	1.28	1.35
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.22 *	1.21	1.22	1.27	1.31 (b)	1.44
Ratio of Net Investment Loss to Average Net Assets (%)	(0.73)*	(0.40)	(0.25)	(0.51)	(0.83)	(0.95)
Portfolio Turnover Rate (%)	94.0	138.2	181.1	206.8	265.0	290.7
Net Assets, End of Period (in millions)	177.1	$173.4	$83.7	$160.4	$91.9	$86.5

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$3.76	$2.36	$6.76	$5.34	$5.07	$4.59

Income (Loss) from Investment Operations
Net Investment Loss(a)	(0.01)	(0.01)	(0.01)	(0.03)	(0.04)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)	1.41	(2.16)	1.67	0.31	0.56

Total From Investment Operations	(0.21)	1.40	(2.17)	1.64	0.27	0.52

Less Distributions
Distributions from Net Investment Income	—	—	(0.72)	—	—	—
Distributions from Net Realized Capital Gains	—	—	(1.51)	(0.22)	—	(0.04)

Total Distributions	—	—	(2.23)	(0.22)	—	(0.04)

Net Asset Value, End of Period	$3.55	$3.76	$2.36	$6.76	$5.34	$5.07

Total Return (%)	(5.59)	59.32	(44.49)	31.78	5.33	11.21

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.12 *	1.11	1.09	1.14	1.18	1.25
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.12 *	1.11	1.12	1.18	1.21 (b)	1.34
Ratio of Net Investment Loss to Average Net Assets (%)	(0.62)*	(0.29)	(0.15)	(0.42)	(0.74)	(0.85)
Portfolio Turnover Rate (%)	94.0	138.2	181.1	206.8	265.0	290.7
Net Assets, End of Period (in millions)	$18.5	$19.8	$11.2	$27.1	$16.7	$18.6

*	Annualized
+	Net investment income (loss) was less than $0.01/($0.01).
++	Ratio of net investment loss to average net assets was less than 0.01%.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Excludes effect of deferred expense reimbursement.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is RCM Technology Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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MET INVESTORS SERIES TRUST

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to hedge its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the forward rates, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

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MET INVESTORS SERIES TRUST

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with RCM Capital Management LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$1,136,959	0.88%	First $500 Million

	0.85%	Over $500 Million

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser had entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement continued in effect with respect to the Portfolio until April 30, 2010. Effective May 1, 2010, there was no longer an expense cap for the Portfolio. Pursuant to that Expense Limitation Agreement, the Adviser had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which were capitalized in accordance with accounting principles generally accepted in the United States of America, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, were limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under Expense Limitation Agreement
Class A	Class B	Class E

1.10%	1.35%	1.25%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to

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MET INVESTORS SERIES TRUST

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$229,041,306	$—	$236,485,701

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

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MET INVESTORS SERIES TRUST

RCM Technology Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$—	$71,606,917	$—	$10,624,570	$—	$82,231,487

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$—	$—	$37,514,966	$(34,854,599)	$2,660,367

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$27,226,514	$7,628,085	$34,854,599

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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MET INVESTORS SERIES TRUST

SSgA Growth and Income ETF Portfolio

Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the SSgA Growth and Income ETF Portfolio had a return of -3.28%, -3.47% and -3.37% for Class A, B and E Shares, respectively, versus -9.37% for its benchmark, the MSCI ACWI (All Country World Index)1.

Market Environment/Conditions

Global financial markets started off the first half of 2010 with impressive resilience, but the latter part of the period brought with it declining economic growth expectations, heightened fears of deflation, and renewed risk aversion that battered risky assets. Keeping the underpinnings firm at the outset were ongoing accommodation from major central banks, continued healing of credit conditions, and plenty of solid reports on corporate earnings. The flies in the ointment came from Asia, where simmering inflation and signs of a shift to tighter policies gave risk appetites a mild hiccup, and also from Europe, where sovereign debt worries afflicted several Mediterranean nations and dimmed the outlook for growth in the eurozone. Unfortunately, the dimming growth outlook spread beyond Europe and the second quarter was characterized not by hiccups, but by ailments of a more acute variety as investor risk appetites vanished and equities gave back their early 2010 gains.

The Asian hesitation came in the form of increasing reserve requirements in China and actual rate hikes in India, Malaysia, and Australia, the latter building on the moves already put through during the fourth quarter. Investors stayed nervous in February on concern that rising rates would hinder liquidity and reinforce doubts about the sustainability of global recovery, but healthy export performance across the region encouraged equity buyers, and Asian markets marched steadily higher through March. The European situation proved more daunting, as fiscal challenges in Greece kept its bonds under pressure and debt jitters also spread to Portugal and Spain. As larger European nations tried to assemble support that would enable Greece to continue borrowing, the euro took it on the chin, declining measurably through the quarter.

Amid growing concern that the pace of recovery was faltering and that western governments lacked the gumption to foster economic resilience, global equity markets suffered a devastating second quarter of 2010. Moderation in a number of leading indicators captured considerable attention, but hardly seemed severe enough to unleash the steady decline that took hold from mid-April onward. Although credit conditions worsened through May and June, with particular angst showing up in Europe, the scale and breadth of the deterioration looked tame relative to the conflagration that swept through the financial markets in late 2008. Still, because investor sentiment persisted at frothy levels through the early weeks of April, the mere suggestion of softening profit prospects and tighter money brought a stark interruption to the sustained appreciation of risky assets that had taken hold after March 2009.

Confirming the May malaise and exacerbating the June jitters were a number of additional factors that dented investor confidence. Chinese authorities had already raised reserve requirements twice during the first quarter, but they moved again in early May, reinforcing an aggressive set of policies designed to curb real estate speculation. Commodity prices tumbled as a result, leading to a sharp fall in shipping rates during June. Government bond markets rallied sharply, reflecting a hefty decline in inflation expectations even as consumer prices were already close to stagnating in many countries. Spreading talk of deflation risk cast a pall over earnings forecasts that still seemed impressively firm even into 2011. While plans for fiscal retrenchment weighed on the UK and the eurozone, regulatory challenges loomed large for many US businesses. The disastrous oil spill in the Gulf of Mexico and the expiration of subsidies to US home buyers contributed further to an uninspiring market backdrop. A hopeful mid-June bounce in global equity markets dissipated rapidly, leaving the first half of 2010 to end with disheartening weakness, in marked contrast to the upbeat tone that characterized the start of both the first and second quarters.

Portfolio Review/Current Positioning

Summary

Although the year started off with positive market momentum largely intact, mounting risk aversion turned the tides in late April and stock markets were not able to maintain their initial progress. The Portfolio, in absolute terms, fell by 3.28% (Class A)—a result which lagged its informal custom benchmark (a blend of various indices weighted in proportion to the asset class targets set forth in the prospectus) by 1.0%. From an attribution perspective, the source of underperformance was split fairly even between tactical asset allocation decisions and tracking error from a few of the underlying exchange-traded funds (ETFs).

What Hurt?

From a tactical perspective, we carried an overweight to equities throughout the duration of the first half, and given the market conditions from late April forward, this overall positioning impaired the relative returns of the portfolio. Within equities, our overweight was spread predominantly across higher quality equities, both in the US and abroad. And while non-US markets generally outperformed US markets in local terms, weakening currencies relative to the dollar made these positions the worst performers for the period. Funding the equity overweight was a corresponding underweight to fixed income and real estate – both areas that fared better than stocks. Given the widespread safe-haven trade that took hold throughout May and June, Treasuries were the prime beneficiary. Our positioning within fixed income favored credit over government debt and this also contributed to relative underperformance. On the real estate front, the Portfolio held underweight positions in both US REITs and non-US securitized real estate. US REITs held their value quite well while non-US real estate succumbed more deeply to the broader market correction. On the whole, the REIT underweight created some additional drag on returns.

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MET INVESTORS SERIES TRUST

SSgA Growth and Income ETF Portfolio

Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary* (continued)

Additionally, ETF tracking error—the difference between the cumulative market values of the individual securities in an ETF and the price for which that ETF sells on the stock exchange—contributed modestly to the downside as some of the non-US equity and high yield ETFs lagged behind their respective benchmark returns. Though the magnitude of the tracking error was lesser than that experienced in 2008/2009, the effect on performance for the first half was still slightly negative. The majority of the ETF underperformance was related to movements in the market price relative to net asset value as these vehicles finished the period with increased discounts to NAV compared with earlier in the year.

What Helped?

In terms of tactical decisions that added value during the first half of 2010, the Portfolio’s position in gold was a standout. Gold can serve a variety of roles in a portfolio context given its unique quasi-monetary attributes as well as its potential to hedge against market shocks. Currently, concerns over developed market government finances and their fiat currencies continue to provide a bid to gold as an alternative store of value. The other position that helped to mitigate some of the equity market correction was the Portfolio’s tilt in favor of dividend-oriented stocks. With core indices falling sharply in May and June, the stable dividend income provided a welcome cushion.

Daniel P. Farley, CFA

Managing Director

Timothy J. Furbush, CFA

Principal

SSgA Funds Management, Inc.

*This commentary may include statements that constitute “forward looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
SPDR Trust Series 1	28.4
Vanguard Total Bond Market ETF	14.4
iShares MSCI EAFE Index Fund	13.0
SPDR Lehman High Yield Bond ETF	11.0
SPDR S&P Dividend ETF	5.9
Vanguard Emerging Markets ETF	5.8
SPDR Gold Trust	4.1
iShares Lehman Treasury Inflation Protected Securities Fund	4.3
SPDR S&P International Small Cap ETF	2.8
iShares Barclays 1-3 Year Credit Bond Fund	2.2

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MET INVESTORS SERIES TRUST

SSgA Growth and Income ETF Portfolio

SSgA Growth and Income ETF Portfolio managed by

SSgA Funds Management, Inc. vs. MSCI ACWI (All Country World Index)1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	Since Inception[3]
SSgA Growth and Income ETF Portfolio—Class A	-3.28%	13.39%	0.61%
Class B	-3.47%	13.07%	1.66%
Class E	-3.37%	13.19%	0.47%
MSCI ACWI (All Country World Index)[1]	-9.37%	11.76%	-0.33%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed and 22 emerging markets indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class B shares is 10/3/05. Inception of Class A and Class E shares is 5/1/06. Index returns are based on an inception date of 10/3/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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MET INVESTORS SERIES TRUST

SSgA Growth and Income ETF Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.33%	$1,000.00	$967.20	$1.61
Hypothetical	0.33%	1,000.00	1,023.16	1.66

Class B
Actual	0.58%	$1,000.00	$965.30	$2.83
Hypothetical	0.58%	1,000.00	1,021.92	2.91

Class E
Actual	0.48%	$1,000.00	$966.30	$2.34
Hypothetical	0.48%	1,000.00	1,022.41	2.41

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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SSgA Growth and Income ETF Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Investment Company Securities - 97.4%
iShares Barclays 1-3 Year Credit Bond Fund	245,200	$25,476,280
iShares iBoxx $ Investment Grade Corporate Bond Fund	140,600	15,249,476
iShares Lehman Treasury Inflation Protected Securities Fund	325,000	34,745,750
iShares MSCI Canada Index Fund	671,000	16,654,220
iShares MSCI EAFE Index Fund	3,204,200	149,027,342
iShares S&P SmallCap 600 Index Fund	395,300	21,401,542
Midcap SPDR Trust Series 1	16,600	2,144,056
SPDR DJ Wilshire International Real Estate ETF(a)	337,700	10,526,109
SPDR Gold Trust	382,100	46,493,928
SPDR Lehman High Yield Bond ETF	3,330,010	125,974,279
SPDR S&P Dividend ETF	1,502,500	67,828,860
SPDR S&P International Small Cap ETF	1,368,500	32,378,710
SPDR Trust Series 1	3,142,900	324,410,138
Vanguard Emerging Markets ETF	1,752,800	66,588,872
Vanguard REIT ETF	222,300	10,334,727
Vanguard Total Bond Market ETF	2,021,400	164,501,532

Total Investment Company Securities (Cost $1,125,897,644)		1,113,735,821

Short-Term Investments - 2.5%
Mutual Funds - 2.5%
Aim Prime Fund	$26,862,975	26,862,975
State Street Navigator Securities Lending Prime Portfolio(b)	1,873,661	1,873,661

Total Short-Term Investments (Cost $28,736,636)		28,736,636

Total Investments - 99.9% (Cost $1,154,634,280#)		1,142,472,457

Other Assets and Liabilities (net) - 0.1%		939,998

Net Assets - 100.0%		$1,143,412,455

#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $17,223,547 and $29,385,370, respectively, resulting in a net unrealized depreciation of $12,161,823.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $1,810,915 and the collateral received consisted of cash in the amount of $1,873,661. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

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SSgA Growth and Income ETF Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$1,113,735,820	$—	$—	$1,113,735,821
Short-Term Investments
Mutual Funds	1,873,661	26,862,975	—	28,736,636
Total Short-Term Investments	1,873,661	26,862,975	—	28,736,636
Total Investments	$1,115,609,482	$26,862,975	$—	$1,142,472,457

See accompanying notes to financial statements.

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SSgA Growth and Income ETF Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$1,142,472,457
Receivable for shares sold	2,233,956
Dividends receivable	1,597,195
Interest receivable	5,488

Total assets	1,146,309,096

Liabilities
Payables for:
Shares redeemed	423,750
Collateral for securities loaned	1,873,661
Accrued Expenses:
Management fees	289,906
Distribution and service fees - Class B	228,550
Distribution and service fees - Class E	728
Administration fees	2,563
Custodian and accounting fees	1,804
Deferred trustees’ fees	11,173
Other expenses	64,506

Total liabilities	2,896,641

Net Assets	$1,143,412,455

Net Assets Represented by
Paid in surplus	$1,149,824,736
Accumulated net realized loss	(6,048,648)
Unrealized depreciation on investments	(12,161,823)
Undistributed net investment income	11,798,190

Net Assets	$1,143,412,455

Net Assets
Class A	$7,481,140

Class B	1,130,166,202

Class E	5,765,113

Capital Shares Outstanding*
Class A	758,933

Class B	114,979,918

Class E	586,121

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.86

Class B	9.83

Class E	9.84

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,125,897,644.
(b)	Includes securities loaned at value $1,810,915.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Interest (a)	$48,006
Dividends from Underlying ETFs	14,287,013

Total investment income	14,335,019

Expenses
Management fees	1,502,415
Administration fees	12,563
Custodian and accounting fees	16,316
Distribution and service fees - Class B	1,175,427
Distribution and service fees - Class E	3,990
Audit and tax services	15,243
Legal	17,356
Trustees’ fees and expenses	12,198
Shareholder reporting	53,065
Insurance	6,010
Miscellaneous	4,983

Total expenses	2,819,566
Less management fee waiver	(49,315)

Net expenses	2,770,251

Net investment income	11,564,768

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	5,779,096

Net change in unrealized depreciation on investments	(63,320,989)

Net realized and unrealized loss on investments	(57,541,893)

Net Decrease in Net Assets from Operations	$(45,977,125)

(a)	Includes net income on securities loaned of $30,725.

See accompanying notes to financial statements.

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SSgA Growth and Income ETF Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$11,564,768	$14,148,557
Net realized gain (loss) on investments	5,779,096	(7,442,909)
Net change in unrealized appreciation (depreciation) on investments	(63,320,989)	93,075,046

Net increase (decrease) in net assets resulting from operations	(45,977,125)	99,780,694

Distributions to Shareholders
From net investment income
Class A	(101,607)	(66,608)
Class B	(13,738,778)	(5,427,072)
Class E	(74,725)	(63,412)
From net realized gains
Class A	(332)	—
Class B	(47,962)	—
Class E	(260)	—

Net decrease in net assets resulting from distributions	(13,963,664)	(5,557,092)

Net increase in net assets from capital share transactions	454,475,057	477,924,577

Net Increase in Net Assets	394,534,268	572,148,179
Net assets at beginning of period	748,878,187	176,730,008

Net assets at end of period	$1,143,412,455	$748,878,187

Undistributed net investment income at end of period	$11,798,190	$14,148,532

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	359,042	$3,740,017	483,458	$4,437,590
Reinvestments	9,474	101,939	8,254	66,608
Redemption	(47,263)	(490,610)	(289,277)	(2,677,374)

Net increase	321,253	$3,351,346	202,435	$1,826,824

Class B
Sales	45,012,125	$466,841,112	55,514,450	$513,299,353
Reinvestments	1,283,682	13,786,740	673,334	5,427,072
Redemptions	(3,002,875)	(30,777,492)	(4,839,961)	(44,221,688)

Net increase	43,292,932	$449,850,360	51,347,823	$474,504,737

Class E
Sales	197,916	$2,055,542	264,337	$2,448,057
Reinvestments	6,982	74,985	7,867	63,412
Redemptions	(82,487)	(857,176)	(101,027)	(918,453)

Net increase	122,411	$1,273,351	171,177	$1,593,016

Increase derived from capital shares transactions		$454,475,057		$477,924,577

See accompanying notes to financial statements.

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SSgA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007		2006(b)
Net Asset Value, Beginning of Period	$10.34	$8.49	$11.80	$11.13		$10.56

Income (Loss) from Investment Operations
Net Investment Income(a)	0.14	0.35	0.30	0.32		0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	1.71	(3.15)	0.35		0.47

Total From Investment Operations	(0.33)	2.06	(2.85)	0.67		0.72

Less Distributions
Dividends from Net Investment Income	(0.15)	(0.21)	(0.22)	(0.00	)+	(0.15)
Distributions from Net Realized Capital Gains	(0.00)++	—	(0.24)	(0.00	)++	—

Total Distributions	(0.15)	(0.21)	(0.46)	(0.00	)+++	(0.15)

Net Asset Value, End of Period	$9.86	$10.34	$8.49	$11.80		$11.13

Total Return (%)	(3.28)	24.96	(24.87)	5.76		6.81

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(e)	0.33 *	0.37	0.51	0.54		0.56	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(f)	0.34 *	0.40	0.52 (d)	0.56	(d)	0.66	*
Ratio of Net Investment Income to Average Net Assets (%)(g)	2.69 *	3.80	2.97	2.67		3.42	*
Portfolio Turnover Rate (%)	17.9	21.9	165.9	37.3		23.2
Net Assets, End of Period (in millions)	$7.5	$4.5	$2.0	$1.6		$0.2

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007		2006	2005(c)
Net Asset Value, Beginning of Period	$10.32	$8.47	$11.77	$11.13		$10.11	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.12	0.34	0.27	0.20		0.17	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	1.70	(3.14)	0.44		1.02	0.08

Total from investment operations	(0.35)	2.04	(2.87)	0.64		1.19	0.17

Less Distributions
Dividends from Net Investment Income	(0.14)	(0.19)	(0.19)	(0.00	)+	(0.16)	(0.06)
Distributions from Net Realized Capital Gains	(0.00)++	—	(0.24)	(0.00	)++	(0.01)	—

Total Distributions	(0.14)	(0.19)	(0.43)	(0.00	)+++	(0.17)	(0.06)

Net Asset Value, End of Period	$9.83	$10.32	$8.47	$11.77		$11.13	$10.11

Total Return (%)	(3.47)	24.89	(25.06)	5.40		11.73	1.65

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(e)	0.58 *	0.62	0.75	0.77		0.80	0.80	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(f)	0.59 *	0.65	0.78 (d)	0.79	(d)	0.84	3.73	*
Ratio of Net Investment Income to Average Net Assets (%)(g)	2.43 *	3.63	2.64	1.73		1.65	3.31	*
Portfolio Turnover Rate (%)	17.9	21.9	165.9	37.3		23.2	3.5
Net Assets, End of Period (in millions)	$1,130.2	$739.6	$172.3	$233.5		$203.6	$7.2

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

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SSgA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007		2006(b)
Net Asset Value, Beginning of Period	$10.32	$8.47	$11.77	$11.12		$10.56

Income (Loss) from Investment Operations
Net Investment Income(a)	0.13	0.33	0.31	0.23		0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)	1.72	(3.16)	0.42		0.52

Total From Investment Operations	(0.34)	2.05	(2.85)	0.65		0.70

Less Distributions
Dividends from Net Investment Income	(0.14)	(0.20)	(0.21)	(0.00	)+	(0.14)
Distributions from Net Realized Capital Gains	(0.00)++	—	(0.24)	(0.00	)++	—

Total Distributions	(0.14)	(0.20)	(0.45)	(0.00	)+++	(0.14)

Net Asset Value, End of Period	$9.84	$10.32	$8.47	$11.77		$11.12

Total Return (%)	(3.37)	24.99	(25.01)	5.58		6.65

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(e)	0.48 *	0.52	0.65	0.67		0.70	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(f)	0.49 *	0.55	0.68 (d)	0.69	(d)	0.79	*
Ratio of Net Investment Income to Average Net Assets (%)(g)	2.44 *	3.59	3.09	1.98		2.52	*
Portfolio Turnover Rate (%)	17.9	21.9	165.9	37.3		23.2
Net Assets, End of Period (in millions)	$5.8	$4.8	$2.5	$1.9		$1.1

*	Annualized
+	Distributions from net investment income were less than $0.01.
++	Distributions from net realized capital gains were less than $0.01.
+++	Total distributions were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Commencement of operations—10/03/2005.
(d)	Excludes effect of deferred expense reimbursement—See Note 3 of financial statements.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	See Note 3 of the Notes to Financial Statements.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements.

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SSgA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is SSgA Growth and Income ETF Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, series of the iShares® Trust, iShares®, Inc., Standard and Poors Depositary Receipts of the SPDR® Trust, Series 1 and Vanguard ETFs of the Vanguard® Index Funds.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying ETFs are valued at the closing market quotation for their shares.

The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for the Underlying ETFs.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying ETFs are recorded on the ex-date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio

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SSgA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

(the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Due to the affiliation between the Portfolio’s subadviser, SSgA Funds Management, Inc. and the custodian, the Portfolio relies on an exemptive order issued by the Securities and Exchange Commission to the custodian, State Street Navigator Securities Lending Trust (“Navigator Trust”) and the SSgA Funds that permits certain registered investment companies, including the Portfolio, to use cash collateral from securities lending transactions to purchase shares of one of more series of Navigator Trust and to pay fees based on a share of the revenue generated from securities lending transactions to the custodian.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with SSgA Funds Management, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio. The Subadviser is an affiliate of State Street Bank and Trust Company, the administrator and custodian of the Trust.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$1,502,415	0.33%	First $500 Million

	0.30%	Over $500 Million

For the period January 1, through April 30, 2010, the Adviser agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation Agreement - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not

12

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SSgA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

incurred in the ordinary course of the Portfolio’s business, and Underlying ETFs’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B	Class E

0.37%	0.62%	0.52%

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$ —	$600,766,198	$ —	$167,506,683

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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SSgA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$5,557,092	$4,092,032	$—	$4,627,751	$5,557,092	$8,719,783

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$14,156,050	$—	$39,381,099	$(1,123)	$53,536,026

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Total

$1,123	$1,123

7. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

8. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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SSgA Growth ETF Portfolio

Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the SSgA Growth ETF Portfolio had a return of -5.70%, -5.85% and -5.82% for Class A, B and E Shares, respectively, versus -9.37% for its benchmark, the MSCI ACWI (All Country World Index)1.

Market Environment/Conditions

Global financial markets started off the first half of 2010 with impressive resilience, but the latter part of the period brought with it declining economic growth expectations, heightened fears of deflation, and renewed risk aversion that battered risky assets. Keeping the underpinnings firm at the outset were ongoing accommodation from major central banks, continued healing of credit conditions, and plenty of solid reports on corporate earnings. The flies in the ointment came from Asia, where simmering inflation and signs of a shift to tighter policies gave risk appetites a mild hiccup, and also from Europe, where sovereign debt worries afflicted several Mediterranean nations and dimmed the outlook for growth in the eurozone. Unfortunately, the dimming growth outlook spread beyond Europe and the second quarter was characterized not by hiccups, but by ailments of a more acute variety as investor risk appetites vanished and equities gave back their early 2010 gains.

The Asian hesitation came in the form of increasing reserve requirements in China and actual rate hikes in India, Malaysia, and Australia, the latter building on the moves already put through during the fourth quarter. Investors stayed nervous in February on concern that rising rates would hinder liquidity and reinforce doubts about the sustainability of global recovery, but healthy export performance across the region encouraged equity buyers, and Asian markets marched steadily higher through March. The European situation proved more daunting, as fiscal challenges in Greece kept its bonds under pressure and debt jitters also spread to Portugal and Spain. As larger European nations tried to assemble support that would enable Greece to continue borrowing, the euro took it on the chin, declining measurably through the quarter.

Amid growing concern that the pace of recovery was faltering and that western governments lacked the gumption to foster economic resilience, global equity markets suffered a devastating second quarter of 2010. Moderation in a number of leading indicators captured considerable attention, but hardly seemed severe enough to unleash the steady decline that took hold from mid-April onward. Although credit conditions worsened through May and June, with particular angst showing up in Europe, the scale and breadth of the deterioration looked tame relative to the conflagration that swept through the financial markets in late 2008. Still, because investor sentiment persisted at frothy levels through the early weeks of April, the mere suggestion of softening profit prospects and tighter money brought a stark interruption to the sustained appreciation of risky assets that had taken hold after March 2009.

Confirming the May malaise and exacerbating the June jitters were a number of additional factors that dented investor confidence. Chinese authorities had already raised reserve requirements twice during the first quarter, but they moved again in early May, reinforcing an aggressive set of policies designed to curb real estate speculation. Commodity prices tumbled as a result, leading to a sharp fall in shipping rates during June. Government bond markets rallied sharply, reflecting a hefty decline in inflation expectations even as consumer prices were already close to stagnating in many countries. Spreading talk of deflation risk cast a pall over earnings forecasts that still seemed impressively firm even into 2011. While plans for fiscal retrenchment weighed on the UK and the eurozone, regulatory challenges loomed large for many US businesses. The disastrous oil spill in the Gulf of Mexico and the expiration of subsidies to US home buyers contributed further to an uninspiring market backdrop. A hopeful mid-June bounce in global equity markets dissipated rapidly, leaving the first half of 2010 to end with disheartening weakness, in marked contrast to the upbeat tone that characterized the start of both the first and second quarters.

Portfolio Review/Current Positioning

Summary

Although the year started off with positive market momentum largely intact, mounting risk aversion turned the tides in late April and stock markets were not able to maintain their initial progress. The Portfolio, in absolute terms, fell by -5.70% (Class A)—a result which lagged its informal custom benchmark (a blend of various indices weighted in proportion to the asset class targets set forth in the prospectus) by 1.0%. From an attribution perspective, the source of underperformance was split fairly even between tactical asset allocation decisions and tracking error from a few of the underlying exchange-traded funds (ETFs).

What Hurt?

From a tactical perspective, we carried an overweight to equities throughout the duration of the first half, and given the market conditions from late April forward, this overall positioning impaired the relative returns of the Portfolio. Within equities, our overweight was spread predominantly across higher quality equities, both in the US and abroad. And while non-US markets generally outperformed US markets in local terms, weakening currencies relative to the dollar made these positions the worst performers for the period. Funding the equity overweight was a corresponding underweight to fixed income and real estate – both areas that fared better than stocks. Given the widespread safe-haven trade that took hold throughout May and June, Treasuries were the prime beneficiary. Our positioning within fixed income favored credit over government debt and this also contributed to relative underperformance. On the real estate front, the Portfolio held underweight positions in both US REITs and non-US securitized real estate. US REITs held their value quite well while non-US real estate succumbed more deeply to the broader market correction. On the whole, the REIT underweight created some additional drag on returns.

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SSgA Growth ETF Portfolio

Managed by SSgA Funds Management, Inc.

Portfolio Manager Commentary* (continued)

Additionally, ETF tracking error – the difference between the cumulative market values of the individual securities in an ETF and the price for which that ETF sells on the stock exchange—contributed modestly to the downside as some of the non-US equity and high yield ETFs lagged behind their respective benchmark returns. Though the magnitude of the tracking error was less than that experienced in 2008/2009, the effect on performance for the first half was still slightly negative. The majority of the ETF underperformance was related to movements in the market price relative to net asset value as these vehicles finished the period with increased discounts to NAV compared with earlier in the year.

What Helped?

In terms of tactical decisions that added value during the first half of 2010, the Portfolio’s position in gold was a standout. Gold can serve a variety of roles in a portfolio context given its unique quasi-monetary attributes as well as its potential to hedge against market shocks. Currently, concerns over developed market government finances and their fiat currencies continue to provide a bid to gold as an alternative store of value. The other position that helped to mitigate some of the equity market correction was the Portfolio’s tilt in favor of dividend-oriented stocks. With core indices falling sharply in May and June, the stable dividend income provided a welcome cushion.

Daniel Farley, CFA

Managing Director

Timothy J. Furbush, CFA

Principal

SSgA Funds Management, Inc.

*This commentary may include statements that constitute “forward looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
SPDR Trust Series 1	30.6
iShares MSCI EAFE Index Fund	19.6
Vanguard Emerging Markets ETF	8.2
SPDR Lehman High Yield Bond ETF	6.4
SPDR S&P Dividend ETF	5.9
SPDR Gold Trust	4.1
iShares S&P SmallCap 600 Index Fund	4.0
SPDR S&P International Small Cap ETF	3.9
Midcap SPDR Trust Series 1	3.1
iShares S&P 500 Index Fund	3.0

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SSgA Growth ETF Portfolio

SSgA Growth ETF Portfolio managed by

SSgA Funds Management, Inc. vs. MSCI ACWI (All Country World Index) 1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	Since Inception[3]
SSgA Growth ETF Portfolio—Class A	-5.70%	13.78%	-1.68%
Class B	-5.85%	13.39%	-0.01%
Class E	-5.82%	13.55%	-1.83%
MSCI ACWI (All Country World Index)[1]	-9.37%	11.76%	-0.33%

The Performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed and 22 emerging markets indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of Class B shares is 10/3/05. Inception of Class A and Class E shares is 5/1/06. Index returns are based on an inception date of 10/3/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

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SSgA Growth ETF Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.37%	$1,000.00	$943.00	$1.78
Hypothetical	0.37%	1,000.00	1,022.96	1.86

Class B
Actual	0.62%	$1,000.00	$941.50	$2.98
Hypothetical	0.62%	1,000.00	1,021.72	3.11

Class E
Actual	0.52%	$1,000.00	$941.80	$2.50
Hypothetical	0.52%	1,000.00	1,022.22	2.61

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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SSgA Growth ETF Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Investment Company Securities - 98.2%
iShares Barclays 1-3 Year Credit Bond Fund	100,700	$10,462,730
iShares iBoxx $ Investment Grade Corporate Bond Fund	57,700	6,258,142
iShares Lehman Treasury Inflation Protected Securities Fund	48,700	5,206,517
iShares MSCI Canada Index Fund	373,500	9,270,270
iShares MSCI EAFE Index Fund	2,009,800	93,475,798
iShares S&P 500 Index Fund	140,100	14,494,746
iShares S&P SmallCap 600 Index Fund	348,800	18,884,032
Midcap SPDR Trust Series 1	113,500	14,659,660
SPDR DJ Wilshire International Real Estate ETF(a)	141,300	4,404,321
SPDR Gold Trust*	162,900	19,821,672
SPDR Lehman High Yield Bond ETF	803,600	30,400,188
SPDR S&P Dividend ETF	625,600	28,242,087
SPDR S&P International Small Cap ETF	797,100	18,859,386
SPDR Trust Series 1	1,414,800	146,035,656
Vanguard Emerging Markets ETF	1,025,700	38,966,343
Vanguard REIT ETF	103,700	4,821,013
Vanguard Total Bond Market ETF	59,600	4,850,248

Total Investment Company Securities (Cost $476,506,150)		469,112,809

Short-Term Investments - 1.8%
Mutual Funds - 1.8%
Aim Prime Fund	$8,435,014	8,435,014
State Street Navigator Securities Lending Prime Portfolio(b)	65	65

Total Short-Term Investments (Cost $8,435,079)		8,435,079

Total Investments - 100.0% (Cost $484,941,229#)		477,547,888

Other Assets and Liabilities (net) - 0.0%		173,947

Net Assets - 100.0%		$477,721,835

*	Non-income producing security
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $16,221,449 and $23,614,790, respectively, resulting in a net unrealized depreciation of $7,393,341.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $62 and the collateral received consisted of cash in the amount of $65. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

See accompanying notes to financial statements.

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SSgA Growth ETF Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$469,112,809	$—	$—	$469,112,809
Short-Term Investments
Mutual Funds	65	8,435,014	—	8,435,079
Total Short-Term Investments	65	8,435,014	—	8,435,079
Total Investments	$469,112,874	$8,435,014	$—	$477,547,888

See accompanying notes to financial statements.

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SSgA Growth ETF Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$477,547,888
Receivable for shares sold	563,638
Dividends receivable	786,149
Interest receivable	1,084

Total assets	478,898,759

Liabilities
Payables for:
Shares redeemed	861,544
Collateral for securities loaned	65
Accrued Expenses:
Management fees	133,245
Distribution and service fees - Class B	98,952
Distribution and service fees - Class E	520
Administration fees	2,563
Custodian and accounting fees	1,853
Deferred trustees’ fees	11,173
Other expenses	67,009

Total liabilities	1,176,924

Net Assets	$477,721,835

Net Assets Represented by
Paid in surplus	$489,501,253
Accumulated net realized loss	(8,749,031)
Unrealized depreciation on investments	(7,393,341)
Undistributed net investment income	4,362,954

Net Assets	$477,721,835

Net Assets
Class A	$5,455,466

Class B	468,198,635

Class E	4,067,734

Capital Shares Outstanding*
Class A	595,839

Class B	51,263,945

Class E	445,014

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.16

Class B	9.13

Class E	9.14

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments $476,506,150.
(b)	Includes securities loaned at value $62.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Interest (a)	$13,944
Dividends from Underlying ETFs	5,672,077

Total investment income	5,686,021

Expenses
Management fees	773,391
Administration fees	12,563
Custodian and accounting fees	15,444
Distribution and service fees - Class B	574,515
Distribution and service fees - Class E	3,231
Audit and tax services	15,243
Legal	17,356
Trustees’ fees and expenses	12,198
Shareholder reporting	53,141
Insurance	1,595
Miscellaneous	4,831

Total expenses	1,483,508
Less management fee waiver	(45,388)

Net expenses	1,438,120

Net investment income	4,247,901

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	3,540,703

Net change in unrealized depreciation on investments	(39,579,433)

Net realized and unrealized loss on investments	(36,038,730)

Net Decrease in Net Assets from Operations	$(31,790,829)

(a)	Includes net income on securities loaned of $8,740.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

SSgA Growth ETF Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$4,247,901	$7,520,568
Net realized gain (loss) on investments	3,540,703	(9,270,221)
Net change in unrealized appreciation (depreciation) on investments	(39,579,433)	85,408,413

Net increase (decrease) in net assets resulting from operations	(31,790,829)	83,658,760

Distributions to Shareholders
From net investment income
Class A	(84,162)	(26,348)
Class B	(7,253,526)	(4,051,668)
Class E	(67,818)	(62,641)
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	(7,405,506)	(4,140,657)

Net increase in net assets from capital share transactions	85,330,980	195,132,163

Net Increase in Net Assets	46,134,645	274,650,266
Net assets at beginning of period	431,587,190	156,936,924

Net assets at end of period	$477,721,835	$431,587,190

Undistributed net investment income at end of period	$4,362,954	$7,520,559

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	180,520	$1,775,343	396,455	$3,527,368
Reinvestments	8,139	84,162	3,580	26,348
Redemption	(41,723)	(415,025)	(83,671)	(662,901)

Net increase	146,936	$1,444,480	316,364	$2,890,815

Class B
Sales	12,277,975	$122,085,839	28,324,344	$235,402,766
Reinvestments	702,861	7,253,526	551,247	4,051,668
Redemptions	(4,695,458)	(45,591,754)	(5,568,635)	(47,911,289)

Net increase	8,285,378	$83,747,611	23,306,956	$191,543,145

Class E
Sales	93,227	$933,415	186,005	$1,569,169
Reinvestments	6,565	67,818	8,523	62,641
Redemptions	(86,075)	(862,344)	(111,142)	(933,607)

Net increase	13,717	$138,889	83,386	$698,203

Increase derived from capital shares transactions		$85,330,980		$195,132,163

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

SSgA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007		2006(b)
Net Asset Value, Beginning of Period	$9.87	$7.81	$12.09	$11.39		$10.76

Income (Loss) from Investment Operations
Net Investment Income(a)	0.11	0.28	0.24	0.22		0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)	1.96	(4.09)	0.48		0.53

Total From Investment Operations	(0.54)	2.24	(3.85)	0.70		0.78

Less Distributions
Dividends from Net Investment Income	(0.17)	(0.18)	(0.19)	—		(0.12)
Distributions from Net Realized Capital Gains	—	—	(0.24)	—		(0.03)

Total Distributions	(0.17)	(0.18)	(0.43)	—		(0.15)

Net Asset Value, End of Period	$9.16	$9.87	$7.81	$12.09		$11.39

Total Return (%)	(5.70)	29.51	(32.84)	6.15		7.20

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(e)	0.37 *	0.40	0.50	0.53		0.57	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(f)	0.39 *	0.43	0.52 (d)	0.54	(d)	0.63	*
Ratio of Net Investment Income to Average Net Assets (%)(g)	2.16 *	3.20	2.35	1.85		3.33	*
Portfolio Turnover Rate (%)	17.7	22.9	140.3	20.2		27.7
Net Assets, End of Period (in millions)	$5.5	$4.4	$1.0	$1.5		$0.3

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007		2006	2005(c)
Net Asset Value, Beginning of Period	$9.84	$7.79	$12.06	$11.39		$10.14	$10.00

Income (Loss) from Investment Operations
Net Investment Income(a)	0.09	0.23	0.20	0.15		0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)	1.98	(4.07)	0.52		1.28	0.10

Total From Investment Operations	(0.56)	2.21	(3.87)	0.67		1.41	0.20

Less Distributions
Dividends from Net Investment Income	(0.15)	(0.16)	(0.16)	—		(0.12)	(0.06)
Distributions from Net Realized Capital Gains	—	—	(0.24)	—		(0.04)	—

Total Distributions	(0.15)	(0.16)	(0.40)	—		(0.16)	(0.06)

Net Asset Value, End of Period	$9.13	$9.84	$7.79	$12.06		$11.39	$10.14

Total Return (%)	(5.85)	29.10	(32.97)	5.88		13.85	2.04

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(e)	0.62 *	0.65	0.75	0.77		0.80	0.80	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(f)	0.64 *	0.68	0.77 (d)	0.78	(d)	0.82	2.59	*
Ratio of Net Investment Income to Average Net Assets (%)(g)	1.81 *	2.70	1.99	1.25		1.21	3.85	*
Portfolio Turnover Rate (%)	17.7	22.9	140.3	20.2		27.7	6.2
Net Assets, End of Period (in millions)	$468.2	$422.9	$153.2	$253.7		$235.3	$11.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

SSgA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007		2006(b)
Net Asset Value, Beginning of Period	$9.85	$7.79	$12.07	$11.39		$10.76

Income (Loss) from Investment Operations
Net Investment Income(a)	0.09	0.23	0.23	0.21		0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)	2.00	(4.09)	0.47		0.60

Total From Investment Operations	(0.56)	2.23	(3.86)	0.68		0.78

Less Distributions
Dividends from Net Investment Income	(0.15)	(0.17)	(0.18)	—		(0.12)
Distributions from Net Realized Capital Gains	—	—	(0.24)	—		(0.03)

Total Distributions	(0.15)	(0.17)	(0.42)	—		(0.15)

Net Asset Value, End of Period	$9.14	$9.85	$7.79	$12.07		$11.39

Total Return (%)	(5.82)	29.35	(32.91)	5.97		7.15

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)(e)	0.52 *	0.55	0.65	0.68		0.72	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)(f)	0.54 *	0.58	0.67 (d)	0.69	(d)	0.77	*
Ratio of Net Investment Income to Average Net Assets (%)(g)	1.83 *	2.71	2.28	1.70		2.38	*
Portfolio Turnover Rate (%)	17.7	22.9	140.3	20.2		27.7
Net Assets, End of Period (in millions)	$4.1	$4.2	$2.7	$3.5		$1.2

*	Annualized
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/01/2006.
(c)	Commencement of operations—10/03/2005.
(d)	Excludes effect of deferred expense reimbursement—See Note 3 of financial statements.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	See Note 3 of the Notes to Financial Statements.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

SSgA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is SSgA Growth ETF Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, series of the iShares® Trust, iShares®, Inc., Standard and Poors Depositary Receipts of the SPDR® Trust, Series 1 and Vanguard ETFs of the Vanguard® Index Funds.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Investments in the Underlying ETFs are valued at the closing market quotation for their shares.

The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Investment Income and Expenses - Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Income and capital gain distributions from the Underlying ETFs are recorded on the ex-date.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a

11

MET INVESTORS SERIES TRUST

SSgA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Due to the affiliation between the Portfolio’s subadviser, SSgA Funds Management, Inc. and the custodian, the Portfolio relies on an exemptive order issued by the Securities and Exchange Commission to the custodian, State Street Navigator Securities Lending Trust (“Navigator Trust”) and the SSgA Funds that permits certain registered investment companies, including the Portfolio, to use cash collateral from securities lending transactions to purchase shares of one of more series of Navigator Trust and to pay fees based on a share of the revenue generated from securities lending transactions to the custodian.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with SSgA Funds Management, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio. The Subadviser is an affiliate of State Street Bank and Trust Company, the administrator and custodian of the Trust.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Adviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$773,391	0.33%	First $	500 Million

	0.30%	Over $	500 Million

For the period January 1 through April 30, 2010, the Adviser agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Expense Limitation - The Adviser has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”) in the interest of limiting expenses of the Portfolio. The Expense Limitation Agreement shall continue in effect with respect to the Portfolio until April 30, 2011. Pursuant to that Expense Limitation Agreement, the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with accounting principles generally accepted in the United States of America, other extraordinary expenses not incurred in

12

MET INVESTORS SERIES TRUST

SSgA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

the ordinary course of the Portfolio’s business, and Underlying ETFs’ fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following expense ratios as a percentage of the Portfolio’s average daily net assets:

Maximum Expense Ratio under current Expense Limitation Agreement
Class A	Class B	Class E

0.40%	0.65%	0.55%

If in any year in which the Management Agreement is still in effect, the estimated aggregate portfolio operating expenses of the Portfolio for the fiscal year are less than the Maximum Expense Ratios for that year, subject to approval by the Trust’s Board, the Adviser shall be entitled to reimbursement by the Portfolio to the extent that the charge does not cause the expenses in such subsequent year to exceed the Maximum Expense Ratios as stated above. The Portfolio is not obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$160,646,133	$—	$81,220,569

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$4,140,657	$3,515,121	$—	$4,491,717	$4,140,657	$8,006,838

13

MET INVESTORS SERIES TRUST

SSgA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

6. Income Tax Information - continued

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$7,528,077	$—	$25,292,162	$(5,395,804)	$27,424,435

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$1,894,400	$3,501,404	$5,395,804

7. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

8. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the T. Rowe Price Mid Cap Growth Portfolio had a return of -0.52%, -0.66% and -0.52% for Class A, B and E Shares, respectively, versus -3.31% for its benchmark, the Russell Midcap Growth Index1.

Market Environment/Conditions

Within the mid-cap universe, value stocks outperformed growth. Small-caps outpaced mid-caps, with large-caps lagging far behind both. The first quarter started strong, but equity markets began to fall after the first month of the second quarter, as macroeconomic concerns weighed on investor sentiment, most notably sovereign debt issues in the euro zone. Most sectors within the index had negative returns, though health care, consumer staples, and consumer discretionary stayed in positive territory. Energy was by far the worst-performing sector as the Gulf of Mexico oil spill dragged the sector down. Utilities was also weak.

Portfolio Review/Current Positioning

The energy sector was one of the largest contributors, due to stock choices. Here, we benefited from our position in CNX Gas, which was acquired by a larger competitor. We also did well to eliminate our position in Smith International before the Gulf of Mexico oil spill began dragging energy stocks down. We had been investors in the firm since the Portfolio’s inception, but its recent strategy of growth through acquisition made us skeptical of its future growth prospects. We maintain our positive view on energy companies, believing that the long-term demand for energy far outweighs supply. Within the sector, we have a healthy allocation to oil, gas, and consumable fuels.

Financials helped as well, due to stock selection within the commercial banks industry. As we are expanding our exposure here, many of our top performers were non-benchmark holdings, including Marshall & Ilsley Corp., KeyCorp, and Fifth Third Bancorp. All three are regional banks that experienced improving fundamentals and stabilizing capital ratios. We have moved to an overweight to the financials sector, due in large part to a recent increase in allocation to the commercial banks industry. However, we remain underweight to real estate sensitive industries like real estate management and development and real estate investment trusts.

In consumer discretionary, we benefited from several strong holdings spread across a variety of industries. Among the stand-out performers were Chipotle Mexican Grill, Inc., Wynn Resorts, Ltd., and Dollar General Corp. Strong revenue led to sharp gains for Chipotle Mexican Grill, Inc., which is also expanding in Europe. Wynn Resorts, Ltd. was volatile but positive overall, as increased risk appetite helped shares in this casino operator. Discount retailer Dollar General Corp. is benefiting from what appears to be the first stages of a recovery in consumer sentiment. Although we have been somewhat cautious on consumer discretionary stocks due to the constraints of housing weakness and high personal debt levels, the sector remains an important area of investment for the Portfolio. The sector has often been a source of good returns for us in the past, and our current strategy is to focus on so-called “category killers,” or firms that dominate their markets.

The only sector to detract significantly on a relative basis was industrials and business services, due to stock selection. Lagging stocks included Sunpower, Manpower, Inc., and Hertz Global Holdings, Inc. Sunpower, a vertically integrated solar power company, revealed that an accounting probe required it to cut $33 million from adjusted pretax income in 2008 and 2009. The firm also suffered from a general decline in the solar industry as the flow of government research money slowed. High unemployment rates hurt the temp agency Manpower, though international business mitigated the decline somewhat. Car rental firm Hertz Global Holdings declined somewhat toward the end of the period after a strong recovery last year; we remain confident in the firm’s long-term prospects. The sector remains an important area of investment for the Portfolio. We have a broad range of industrials holdings based partly on our past success in identifying capable, shareholder-friendly managements.

Brian W.H. Berghuis, CFA, MBA

Portfolio Manager

T. Rowe Price Associates, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
McDermott International, Inc.	1.5
AMETEK, Inc.	1.5
Edwards Lifesciences Corp.	1.4
Marriott International, Inc.—Class A	1.4
Agnico-Eagle Mines, Ltd.	1.3
Quanta Services, Inc.	1.3
IHS, Inc.—Class A	1.3
Roper Industries, Inc.	1.2
Fastenal Co.	1.2
Dolby Laboratories, Inc.—Class A	1.2

Top Sectors

% of Market Value
Non-Cyclical	18.7
Short-Term Investments	15.2
Technology	14.6
Industrials	12.4
Cyclical	11.7
Communications	10.5
Financials	8.2
Energy	5.8
Basic Materials	1.8
Utilities	1.1

2

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

T. Rowe Price Mid Cap Growth Portfolio managed by

T. Rowe Price Associates, Inc. vs. Russell Midcap Growth Index1

	Average Annual Return[2] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[3]
T. Rowe Price Mid Cap Growth Portfolio—Class A	-0.52%	24.23%	4.41%	-0.18%
Class B	-0.66%	23.97%	4.14%	-0.70%
Class E	-0.52%	24.06%	4.24%	2.84%
Russell Midcap Growth Index[1]	-3.31%	21.30%	1.37%	0.75%

The performance of Class B shares will differ from that of the other classes because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

2“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

3 Inception of the Class A shares is 5/1/01. Inception of the Class B shares is 2/12/01. Inception of the Class E shares is 11/1/01. Index returns are based on an inception date of 2/12/01.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

3

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.77%	$1,000.00	$994.83	$3.81
Hypothetical	0.77%	1,000.00	1,020.98	3.86

Class B
Actual	1.02%	$1,000.00	$993.40	$5.04
Hypothetical	1.02%	1,000.00	1,019.74	5.11

Class E
Actual	0.92%	$1,000.00	$994.80	$4.55
Hypothetical	0.92%	1,000.00	1,020.23	4.61

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 94.4%
Aerospace & Defense - 2.0%
Alliant Techsystems, Inc.*(a)	65,000	$4,033,900
Goodrich Corp.	110,000	7,287,500
Rockwell Collins, Inc.	219,000	11,635,470

		22,956,870

Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	379,000	4,692,020

Airlines - 0.1%
Southwest Airlines Co.	116,000	1,288,760

Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc.*	95,000	4,863,050
BioMarin Pharmaceutical, Inc.*(a)	173,000	3,280,080
Cephalon, Inc.*(a)	221,000	12,541,750
Human Genome Sciences, Inc.*(a)	367,000	8,316,220
Regeneron Pharmaceuticals, Inc.*(a)	145,000	3,236,400
Theravance, Inc.*(a)	176,000	2,212,320
Vertex Pharmaceuticals, Inc.*(a)	220,000	7,238,000

		41,687,820

Capital Markets - 2.0%
Eaton Vance Corp.	255,000	7,040,550
Janus Capital Group, Inc.	445,900	3,959,592
Raymond James Financial, Inc.	197,000	4,863,930
TD Ameritrade Holding Corp.*	456,000	6,976,800

		22,840,872

Commercial & Professional Services - 0.3%
Stericycle, Inc.*(a)	58,000	3,803,640

Commercial Banks - 2.7%
Fifth Third Bancorp	594,000	7,300,260
KeyCorp	399,000	3,068,310
Marshall & Ilsley Corp.	727,000	5,219,860
Popular, Inc.*	1,539,000	4,124,520
SunTrust Banks, Inc.	182,000	4,240,600
TCF Financial Corp.(a)	439,000	7,291,790

		31,245,340

Communications Equipment - 2.2%
JDS Uniphase Corp.*	1,222,000	12,024,480
Juniper Networks, Inc.*	597,000	13,623,540

		25,648,020

Construction & Engineering - 1.6%
Foster Wheeler AG*	145,000	3,053,700
Quanta Services, Inc.*	726,000	14,991,900

		18,045,600

Diversified Consumer Services - 0.2%
Education Management Corp.*(a)	111,000	1,692,750

Diversified Financial Services - 3.0%
CBOE Holdings, Inc.*	127,000	4,133,850

Security Description	Shares	Value

Diversified Financial Services - continued
Interactive Brokers Group, Inc. - Class A*(a)	266,000	$4,415,600
IntercontinentalExchange, Inc.*	78,000	8,816,340
MSCI, Inc. - Class A*	345,000	9,453,000
NYSE Euronext	291,000	8,040,330

		34,859,120

Electrical Equipment - 2.8%
A123 Systems, Inc.*(a)	145,000	1,367,350
AMETEK, Inc.	420,000	16,863,000
Roper Industries, Inc.(a)	255,000	14,269,800

		32,500,150

Electronic Equipment, Instruments & Components - 2.9%
Dolby Laboratories, Inc. - Class A*	223,949	14,039,363
FLIR Systems, Inc.*	371,000	10,792,390
Trimble Navigation, Ltd.*(a)	310,000	8,680,000

		33,511,753

Energy Equipment & Services - 1.8%
Cameron International Corp.*	147,000	4,780,440
FMC Technologies, Inc.*	185,000	9,742,100
Trican Well Service, Ltd.	438,000	5,629,098

		20,151,638

Food & Staples Retailing - 1.8%
Shoppers Drug Mart Corp.	327,000	10,150,243
Whole Foods Market, Inc.*(a)	290,000	10,445,800

		20,596,043

Health Care Equipment & Supplies - 4.6%
C.R. Bard, Inc.	146,000	11,319,380
CareFusion Corp.*	476,000	10,805,200
DENTSPLY International, Inc.	293,000	8,763,630
Edwards Lifesciences Corp.*(a)	294,000	16,469,880
IDEXX Laboratories, Inc.*(a)	102,000	6,211,800

		53,569,890

Health Care Providers & Services - 2.0%
Community Health Systems, Inc.*	186,000	6,288,660
Henry Schein, Inc.*(a)	223,000	12,242,700
Humana, Inc.*	111,000	5,069,370

		23,600,730

Health Care Technology - 0.3%
Cerner Corp.*	45,000	3,415,050

Hotels, Restaurants & Leisure - 5.3%
Chipotle Mexican Grill, Inc.*	101,000	13,817,810
Choice Hotels International, Inc.(a)	163,000	4,924,230
Gaylord Entertainment Co.*(a)	193,000	4,263,370
Marriott International, Inc. - Class A(a)	546,000	16,347,240
Panera Bread Co. - Class A*(a)	60,000	4,517,400

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Hotels, Restaurants & Leisure - continued
Starbucks Corp.	225,000	$5,467,500
Tim Hortons, Inc.	161,000	5,152,000
Wynn Resorts, Ltd.	91,000	6,940,570

		61,430,120

Independent Power Producers & Energy Traders - 1.2%
Calpine Corp.*(a)	1,100,000	13,992,000

Industrial Conglomerates - 2.0%
McDermott International, Inc.*	798,000	17,284,680
Textron, Inc.(a)	364,000	6,177,080

		23,461,760

Insurance - 2.1%
Aon Corp.	256,000	9,502,720
Principal Financial Group, Inc.	285,000	6,680,400
W.R. Berkley Corp.	289,000	7,646,940

		23,830,060

Internet & Catalog Retail - 1.8%
Expedia, Inc.	730,000	13,709,400
Liberty Media Corp. - Interactive - Class A*	640,000	6,720,000

		20,429,400

Internet Software & Services - 1.4%
Akamai Technologies, Inc.*	248,000	10,061,360
VeriSign, Inc.*	236,000	6,265,800

		16,327,160

IT Services - 3.4%
Fiserv, Inc.*	292,000	13,332,720
Global Payments, Inc.(a)	378,000	13,812,120
Western Union Co.	800,000	11,928,000

		39,072,840

Life Sciences Tools & Services - 4.1%
Bruker Corp.*	160,800	1,955,328
Covance, Inc.*(a)	181,000	9,288,920
Illumina, Inc.*(a)	238,000	10,360,140
Millipore Corp.*	66,000	7,038,900
Qiagen N.V.*(a)	436,000	8,379,920
Waters Corp.*	164,000	10,610,800

		47,634,008

Machinery - 2.8%
Danaher Corp.	72,000	2,672,640
Gardner Denver, Inc.	192,000	8,561,280
Harsco Corp.	181,000	4,253,500
IDEX Corp.	324,000	9,256,680
WABCO Holdings, Inc.*	223,000	7,020,040

		31,764,140

Security Description	Shares	Value

Media - 3.9%
Cablevision Systems Corp. - Class A	425,000	$10,204,250
Discovery Communications, Inc. - Class A*(a)	223,000	7,963,330
Discovery Communications, Inc. - Class C*	255,000	7,887,150
Lamar Advertising Co. - Class A*	446,000	10,935,920
Liberty Media-Starz, Series A*	109,000	5,650,560
Madison Square Garden, Inc. - Class A*	98,000	1,927,660

		44,568,870

Metals & Mining - 2.0%
Agnico-Eagle Mines, Ltd.	252,000	15,316,560
Franco-Nevada Corp.	238,000	7,270,944

		22,587,504

Multiline Retail - 1.0%
Dollar General Corp.*(a)	437,000	12,039,350

Oil, Gas & Consumable Fuels - 4.3%
Atlas Energy, Inc.*(a)	200,000	5,414,000
CONSOL Energy, Inc.	347,000	11,714,720
Continental Resources, Inc.*(a)	73,000	3,257,260
Peabody Energy Corp.	181,000	7,082,530
Range Resources Corp.(a)	220,000	8,833,000
SM Energy Co.	88,000	3,534,080
Ultra Petroleum Corp.*	229,000	10,133,250

		49,968,840

Pharmaceuticals - 1.4%
Elan Corp. Plc (ADR)*(a)	523,000	2,353,500
Perrigo Co.(a)	86,500	5,109,555
Valeant Pharmaceuticals International*(a)	168,000	8,784,720

		16,247,775

Professional Services - 3.0%
IHS, Inc. - Class A*	255,000	14,897,100
Manpower, Inc.	153,000	6,606,540
Robert Half International, Inc.(a)	423,000	9,961,650
Verisk Analytics, Inc. - Class A*	116,000	3,468,400

		34,933,690

Real Estate Management & Development - 0.2%
St. Joe Co. (The)*(a)	114,000	2,640,240

Road & Rail - 0.8%
Hertz Global Holdings, Inc.*(a)	979,000	9,261,340

Semiconductors & Semiconductor Equipment - 7.0%
Altera Corp.	491,000	12,181,710
Cree, Inc.*(a)	87,000	5,222,610
First Solar, Inc.*(a)	44,000	5,008,520
Intersil Corp. - Class A	327,000	3,959,970
Marvell Technology Group, Ltd.*	364,000	5,736,640
MEMC Electronic Materials, Inc.*(a)	617,000	6,095,960
Microchip Technology, Inc.(a)	349,000	9,681,260

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	438,000	$5,895,480
NVIDIA Corp.*	363,000	3,706,230
PMC-Sierra, Inc.*	327,000	2,459,040
Silicon Laboratories, Inc.*(a)	95,000	3,853,200
Varian Semiconductor Equipment Associates, Inc.*	220,000	6,305,200
Xilinx, Inc.(a)	418,000	10,558,680

		80,664,500

Software - 6.6%
Autodesk, Inc.*	146,000	3,556,560
Electronic Arts, Inc.*	443,000	6,379,200
FactSet Research Systems, Inc.	146,000	9,780,540
McAfee, Inc.*	290,000	8,908,800
MICROS Systems, Inc.*	253,000	8,063,110
Nuance Communications, Inc.*(a)	437,000	6,533,150
Red Hat, Inc.*	435,000	12,588,900
Rovi Corp.*(a)	256,000	9,704,960
Solera Holdings, Inc.	290,000	10,498,000

		76,013,220

Specialty Retail - 2.3%
Bed Bath & Beyond, Inc.*	145,000	5,376,600
CarMax, Inc.*(a)	527,000	10,487,300
O’ Reilly Automotive, Inc.*(a)	232,000	11,033,920

		26,897,820

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	228,000	8,333,400

Trading Companies & Distributors - 1.8%
Fastenal Co.(a)	281,000	14,103,390
MSC Industrial Direct Co., Inc. - Class A	131,000	6,636,460

		20,739,850

Wireless Telecommunication Services - 1.0%
American Tower Corp. - Class A*	219,000	9,745,500
Leap Wireless International, Inc.*(a)	113,000	1,466,740

		11,212,240

Total Common Stocks (Cost $992,717,887)		1,090,156,193

Security Description	Shares/Par Amount	Value

Short-Term Investments - 16.9%
Mutual Funds - 16.9%
State Street Navigator Securities Lending Prime Portfolio(b)	130,699,863	$130,699,863
T. Rowe Price Government Reserve Investment Fund**	$64,480,822	64,480,822

Total Short-Term Investments (Cost $195,180,685)		195,180,685

Total Investments - 111.3% (Cost $1,187,898,572#)		1,285,336,878

Other Assets and Liabilities (net) - (11.3)%		(130,030,686)

Net Assets - 100.0%		$1,155,306,192

*	Non-income producing security.
**	Affiliated issuer.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $171,361,378 and $73,923,072, respectively, resulting in a net unrealized appreciation of $97,438,306.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $127,247,771 and the collateral received consisted of cash in the amount of $130,699,863 and non-cash collateral with a value of $488,419. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral. As such, these are excluded from the Statement of Assets and Liabilities.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

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T. Rowe Price Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,090,156,193	$—	$—	$1,090,156,193
Short-Term Investments
Mutual Funds	130,699,863	64,480,822	—	195,180,685
Total Short-Term Investments	130,699,863	64,480,822	—	195,180,685
Total Investments	$1,220,856,056	$64,480,822	$—	$1,285,336,878

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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T. Rowe Price Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$1,220,856,056
Short-term from affiliated transaction	64,480,822
Cash	29,765
Receivable for investments sold	3,673,422
Receivable for shares sold	582,003
Dividends receivable	288,394
Interest receivable	12,461

Total assets	1,289,922,923

Liabilities
Payables for:
Investments purchased	1,914,789
Shares redeemed	1,041,167
Collateral for securities loaned	130,699,863
Accrued Expenses:
Management fees	728,986
Distribution and service fees - Class B	120,209
Distribution and service fees - Class E	2,693
Administration fees	6,226
Custodian and accounting fees	3,182
Deferred trustees’ fees	11,173
Other expenses	88,443

Total liabilities	134,616,731

Net Assets	$1,155,306,192

Net Assets Represented by
Paid in surplus	$1,052,443,076
Accumulated net realized gain	8,670,966
Unrealized appreciation on investments and foreign currency transactions	97,437,647
Distributions in excess of net investment income	(3,245,497)

Net Assets	$1,155,306,192

Net Assets
Class A	$575,287,055

Class B	559,381,835

Class E	20,637,302

Capital Shares Outstanding*
Class A	74,771,383

Class B	74,553,125

Class E	2,722,121

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.69

Class B	7.50

Class E	7.58

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding short-term from affiliated transaction, was $1,123,417,750.
(b)	Includes securities loaned at value of $127,247,771.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$2,979,314
Interest (b)	159,560
Income earned from affiliated transactions	51,513

Total investment income	3,190,387

Expenses
Management fees	4,510,508
Administration fees	36,842
Custodian and accounting fees	60,592
Distribution and service fees - Class B	718,487
Distribution and service fees - Class E	16,879
Audit and tax services	15,400
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	56,203
Insurance	2,201
Miscellaneous	5,967

Total expenses	5,452,804
Less management fee waiver	(113,239)
Less broker commission recapture	(20,069)

Net expenses	5,319,496

Net investment loss	(2,129,109)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain on:
Investments	47,360,275
Foreign currency transactions	2,856

Net realized gain on investments and foreign currency transactions	47,363,131

Net change in unrealized depreciation on:
Investments	(53,997,970)
Foreign currency transactions	(1,051)

Net change in unrealized depreciation on investments and foreign currency transactions	(53,999,021)

Net realized and unrealized loss on investments and foreign currency transactions	(6,635,890)

Net Decrease in Net Assets from Operations	$(8,764,999)

(a)	Net of foreign withholding taxes of $39,664.
(b)	Includes net income on securities loaned of $159,560.

See accompanying notes to financial statements.

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T. Rowe Price Mid Cap Growth Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment loss	$(2,129,109)	$(1,484,131)
Net realized gain (loss) on investments and foreign currency transactions	47,363,131	(19,516,077)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(53,999,021)	358,117,860

Net increase (decrease) in net assets resulting from operations	(8,764,999)	337,117,652

Distributions to Shareholders
From net investment income
Class A	—	—
Class B	—	—
Class E	—	—
From net realized gains
Class A	—	—
Class B	—	—
Class E	—	—

Net decrease in net assets resulting from distributions	—	—

Net increase in net assets from capital share transactions	14,382,414	133,988,423

Net Increase in Net Assets	5,617,415	471,106,075
Net assets at beginning of period	1,149,688,777	678,582,702

Net assets at end of period	$1,155,306,192	$1,149,688,777

Distributions in excess of net investment income at end of period	$(3,245,497)	$(1,116,388)

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	7,192,602	$61,149,954	28,691,023	$172,792,914
Reinvestments	—	—	—	—
Redemption	(8,179,167)	(68,167,018)	(18,411,664)	(108,683,706)

Net increase (decrease)	(986,565)	$(7,017,064)	10,279,359	$64,109,208

Class B
Sales	8,971,165	$71,688,763	20,795,524	$128,979,549
Reinvestments	—	—	—	—
Redemptions	(6,238,642)	(48,832,674)	(9,441,283)	(57,051,303)

Net increase	2,732,523	$22,856,089	11,354,241	$71,928,246

Class E
Sales	229,725	$1,861,420	812,634	$5,090,435
Reinvestments	—	—	—	—
Redemptions	(414,956)	(3,318,031)	(1,198,975)	(7,139,466)

Net decrease	(185,231)	$(1,456,611)	(386,341)	$(2,049,031)

Increase derived from capital shares transactions		$14,382,414		$133,988,423

See accompanying notes to financial statements.

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T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.73	$5.30	$9.83	$8.76	$8.49	$7.55

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.01)	(0.00)+	0.01	0.02	0.03	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)	2.43	(3.54)	1.50	0.53	1.13

Total From Investment Operations	(0.04)	2.43	(3.53)	1.52	0.56	1.12

Less Distributions:
Distributions from Net Investment Income	—	—	(0.01)	(0.02)	—	—
Distributions from Net Realized Capital Gains	—	—	(0.99)	(0.43)	(0.29)	(0.18)

Total Distributions	—	—	(1.00)	(0.45)	(0.29)	(0.18)

Net Asset Value, End of Period	$7.69	$7.73	$5.30	$9.83	$8.76	$8.49

Total Return (%)	(0.52)	45.85	(39.62)	17.85	6.56	14.87

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.77 *	0.77	0.76	0.78	0.81	0.80
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.78 *	0.79	0.78	0.80	0.81	0.81
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.23)*	(0.05)	0.09	0.16	0.32	(0.08)
Portfolio Turnover Rate (%)	16.3	31.5	36.2	35.5	33.7	23.0
Net Assets, End of Period (in millions)	$575.3	$585.5	$347.4	$524.2	$386.8	$258.6

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.55	$5.19	$9.66	$8.62	$8.38	$7.47

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.02)	(0.02)	(0.01)	(0.01)	0.01	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)	2.38	(3.47)	1.48	0.52	1.12

Total From Investment Operations	(0.05)	2.36	(3.48)	1.47	0.53	1.09

Less Distributions:
Distributions from Net Investment Income	—	—	—	(0.00)++	—	—
Distributions from Net Realized Capital Gains	—	—	(0.99)	(0.43)	(0.29)	(0.18)

Total Distributions	—	—	(0.99)	(0.43)	(0.29)	(0.18)

Net Asset Value, End of Period	$7.50	$7.55	$5.19	$9.66	$8.62	$8.38

Total Return (%)	(0.66)	45.47	(39.75)	17.64	6.16	14.63

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.02 *	1.02	1.01	1.03	1.05	1.05
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.03 *	1.04	1.03	1.05	1.06	1.06
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.48)*	(0.30)	(0.16)	(0.08)	0.12	(0.34)
Portfolio Turnover Rate (%)	16.3	31.5	36.2	35.5	33.7	23.0
Net Assets, End of Period (in millions)	$559.4	$542.0	$314.0	$523.0	$453.6	$422.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.62	$5.24	$9.72	$8.67	$8.42	$7.50

Income (Loss) from Investment Operations
Net Investment Income (Loss)(a)	(0.02)	(0.01)	(0.01)	0.00 +	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)	2.39	(3.48)	1.49	0.52	1.12

Total From Investment Operations	(0.04)	2.38	(3.49)	1.49	0.54	1.10

Less Distributions
Distributions from Net Investment Income	—	—	—	(0.01)	—	—
Distributions from Net Realized Capital Gains	—	—	(0.99)	(0.43)	(0.29)	(0.18)

Total Distributions	—	—	(0.99)	(0.44)	(0.29)	(0.18)

Net Asset Value, End of Period	$7.58	$7.62	$5.24	$9.72	$8.67	$8.42

Total Return (%)	(0.52)	45.42	(39.60)	17.62	6.38	14.70

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.92 *	0.92	0.91	0.93	0.95	0.95
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.93 *	0.94	0.93	0.95	0.96	0.96
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.38)*	(0.19)	(0.07)	0.00 +++	0.22	(0.24)
Portfolio Turnover Rate (%)	16.3	31.5	36.2	35.5	33.7	23.0
Net Assets, End of Period (in millions)	$20.6	$22.2	$17.3	$37.3	$25.0	$25.4

*	Annualized
+	Net investment income was less than $0.01.
++	Distributions from net investment income were less than $0.01.
+++	Ratio of net investment income to average net assets was less than 0.01%
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

12

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is T. Rowe Price Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A, B and E Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

13

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

14

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with T. Rowe Price Associates, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$4,510,508	0.75%	All

Management Fee Waiver - Effective February 17, 2005, the Subadviser has agreed to a voluntary advisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Metropolitan Series Fund, Inc. (“MSF”) in the aggregate exceed $750,000,000, (ii) the Subadviser advises three or more portfolios of the Trust and MSF in the aggregate and (iii) at least one of those portfolios is a large cap domestic equity portfolio. The Adviser has voluntarily agreed to reduce its management fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary advisory fee waiver.

The waiver schedule for the period January 1 through December 31, 2009 was:

Percentage Fee Waiver	Combined Assets

0.0%	First $750 Million

5.0%	Next $750 Million

7.5%	Next $1.5 Billion

10.0%	Excess over $3 Billion

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A, Class B and Class E Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B and Class E distribution plans provide that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% and 0.25%, respectively, of the average net assets of the Portfolio attributable to its Class B and Class E Shares in respect to activities primarily intended to result in the sale of Class B and Class E Shares. However, under the Class B and Class E distribution agreements, payments to the Distributor for activities pursuant to the Class B and Class E distribution plans are currently limited to payments at an annual rate equal to 0.25% and 0.15% of average daily net assets of the Portfolio attributable to its Class B and Class E Shares, respectively. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plans and distribution agreements, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust

15

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$203,379,403	$—	$184,247,250

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Affiliated Issuer

At the end of the six months, the Portfolio was the owner of record of 5% or more of the total outstanding voting shares of the following investment company:

Security Description	Number of shares held at December 31, 2009	Shares purchased	Shares sold	Number of shares held at June 30, 2010	Income earned from affiliates during the six months

T. Rowe Price Government Reserve Investment Fund	62,286,156	91,029,877	(88,835,210)	64,480,822	$51,513

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$—	$19,898,858	$—	$91,118,701	$—	$111,017,559

16

MET INVESTORS SERIES TRUST

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

8. Income Tax Information - continued

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$—	$—	$145,111,820	$(33,476,187)	$111,635,633

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$15,195,062	$18,281,125	$33,476,187

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Managed by Third Avenue Management LLC

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Third Avenue Small Cap Value Portfolio had a return of -6.22% and -6.34%, respectively, for Class A and B Shares, versus -1.64% and -1.04%, for its benchmarks in the Russell 2000 Value Index1 and Dow Jones U.S. Small-Cap Total Stock Market Index2, respectively.

Market Environment/Conditions

The markets have been roiled by negative economics news. Persistent unemployment, a slump in the U.S. housing market, China’s government engineered slowdown and the European debt crisis have all contributed to a sense of fear and an increased likelihood of a “double dip” recession. At Third Avenue we do not make short-term macroeconomic predictions and instead seek to protect our investors by purchasing stock in well-capitalized, well-run companies that are trading at attractive discounts to our estimate of net asset value. We are heartened to see that business fundamentals are improving for most of our companies and that their balance sheets remain very strong. Continued volatility in the market should create opportunities, and we continue our in-depth review of both existing holdings and potential additions.

Portfolio Review/Current Positioning

The Portfolio has recently underperformed the domestic small-cap indexes in part because of our stock selection in several companies with ties to consumer spending and the broader construction market. We also believe that the small cap rally off of 2009’s lows has mainly been driven by what we consider to be lower quality stocks that we deem more speculative, while our portfolio is comprised of well-financed and well-managed companies with what we deem to have attractive long-term potential.

The Portfolio’s largest detractor was Stanley Furniture, a designer and manufacturer of home furniture, down 60% for the quarter. Stanley announced an operating loss, asset write down, and additional restructuring initiatives with its first quarter results. Management has continued to reduce costs, moving select manufacturing operations to lower-cost offshore locations with related layoffs in the U.S. Despite a challenging environment, Stanley remains well financed with a net cash position, and we believe the company is well positioned to benefit as economic conditions improve.

Westlake Chemical Corp., a diversified industrial chemical company, was also a detractor during the quarter. Its stock dropped 27.8% during the quarter. Westlake’s olefins business, which produces ethylene and polyethylene, has performed well due to a raw material cost advantage relative to peers. But its vinyls business, which produces PVC resins, pipes and building materials, has suffered along with the construction market for new homes and commercial properties. The company remains profitable and very well financed, and its management is prudently investing for future growth.

The Portfolio’s top contributor for the quarter was Cimarex Energy Co., up 20.7% for the quarter. Cimarex’s conservative management has consistently grown reserves while maintaining and even improving one of the strongest balance sheets among the independent oil and gas exploration and production companies. Cimarex also has a sizable interest in the Cana-Woodford shale, an early stage resource play in western Oklahoma, whose potential value is increasingly becoming apparent as what could be one of the more attractive shale formations.

The next top contributor was Pharmaceutical Product Development, Inc. (PPD), up 13.7% for the quarter. PPD is a contract research company that serves pharmaceutical companies, biotechs, medical devicemakers, universities and government agencies. On June 14th, PPD completed the spin-out of its drug development business, Furiex, to existing shareholders. Furiex remains a part of the portfolio. Customers’ spending on outsourced research and development activities appears to be holding up in the wake of several mergers among large pharmaceutical companies. Meanwhile, a growing emphasis on strategic partnerships is yielding new business, as reflected in an improved book-to-bill ratio in the most recent quarter.

We initiated a new position in MEMC Electronic Materials, Inc. (MEMC), one of the most experienced and lowest cost manufacturers of polysilicon and polysilicon wafers for the semiconductor and solar industries. A recently acquired subsidiary, SunEdison, provides and manages solar energy systems for commercial, utility, and government customers. MEMC has a substantial cash position and one of the strongest balance sheets in the industry. Shares are off more than 85% from their peak, and the position was initiated after March quarter results disappointed the “Street” and at a meaningful discount to our estimate of net asset value. MEMC’s semiconductor business is coming off of a miserable 2009, but the longer-term outlook is supported by its manufacturing in a growing market with limited competition and significant barriers to entry in the form of intellectual property and capital. Profitability at the solar business is down from its peak and the near-term outlook is uncertain. Significant new capacity has come online across the solar industry as barriers to entry have fallen. Longer-term, profitability in the solar business may not reach its past peak, but MEMC should still be able to earn attractive returns given its low cost position.

During the quarter we trimmed 34 positions and exited 5 investments. We trimmed our largest positions, Tellabs, Inc. and Cimarex, both of which had been strong performers. We completely exited our positions in Arch Capital Group, Coherent Inc., Makita Corp., Forest City Enterprises and Journal Communications in order to maintain or add to our holdings in more attractive investments.

Curtis Jensen, Co-Portfolio Manager, Chief Investment Officer

Ian Lapey, Co-Portfolio Manager

Third Avenue Management LLC

1

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Managed by Third Avenue Management LLC

Portfolio Manager Commentary* (continued)

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Wheelock & Co., Ltd.	3.9
Sycamore Networks, Inc.	3.8
Hang Lung Group, Ltd.	3.5
K-Swiss, Inc.—Class A	3.5
Montpelier Re Holdings, Ltd.	3.4
Sapporo Holdings, Ltd.	3.3
Superior Industries International, Inc.	3.3
Cimarex Energy Co.	3.3
Canfor Corp.	3.2
Parco Co., Ltd.	3.1

Top Sectors

% of Market Value
Financials	23.9
Cyclical	22.7
Industrials	15.6
Non-Cyclical	8.2
Basic Materials	8.2
Energy	6.4
Communications	6.2
Technology	4.6
Short-Term Investments	4.2

2

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Third Avenue Small Cap Value Portfolio managed by

Third Avenue Management LLC vs. Russell 2000 Value Index 1 and

Dow Jones U.S. Small-Cap Total Stock Market Index2

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[4]
Third Avenue Small Cap Value Portfolio—Class A	-6.22%	14.90%	0.17%	5.88%
Class B	-6.34%	14.61%	-0.08%	5.64%
Russell 2000 Value Index[1]	-1.64%	25.07%	-0.51%	3.94%
Dow Jones U.S. Small-Cap Total Stock Market Index[2]	-1.04%	26.87%	2.19%	5.72%

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share class.

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Dow Jones U.S. Small-Cap Total Stock Market Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small-cap portion of the Dow Jones U.S. Total Full Cap Equity Index available to investors in the marketplace. The Index includes the components ranked 751 to 2,500 by full market capitalization.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of the Class A and Class B shares is 5/1/02. Index returns are based on an inception date of 5/1/02.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.78%	$1,000.00	$937.80	$3.75
Hypothetical	0.78%	1,000.00	1,020.93	3.91

Class B
Actual	1.03%	$1,000.00	$936.60	$4.95
Hypothetical	1.03%	1,000.00	1,019.69	5.16

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 95.8%
Aerospace & Defense - 1.6%
Herley Industries, Inc.*	1,060,702	$15,125,611

Auto Components - 3.3%
Superior Industries International, Inc.	2,270,713	30,518,383

Beverages - 3.3%
Sapporo Holdings, Ltd.	7,164,800	30,781,079

Building Products - 1.1%
Insteel Industries, Inc.	855,820	9,944,628

Capital Markets - 2.5%
Investment Technology Group, Inc.*	825,613	13,259,345
Westwood Holdings Group, Inc.	278,592	9,792,509

		23,051,854

Chemicals - 3.8%
Lanxess AG	326,548	13,832,043
Westlake Chemical Corp.	1,144,168	21,247,200

		35,079,243

Commercial Banks - 1.3%
Wilmington Trust Corp.	1,100,968	12,209,735

Communications Equipment - 6.7%
Bel Fuse, Inc. - Class B	281,261	4,643,619
Sycamore Networks, Inc.	2,125,013	35,317,716
Tellabs, Inc.	3,454,758	22,075,904

		62,037,239

Computers & Peripherals - 3.0%
Electronics for Imaging, Inc.*	1,301,511	12,689,733
Lexmark International, Inc. - Class A*	468,574	15,476,999

		28,166,732

Diversified Financial Services - 2.3%
Ackermans & van Haaren N.V.	243,811	15,141,117
Leucadia National Corp.*	336,339	6,561,974

		21,703,091

Electrical Equipment - 1.9%
Encore Wire Corp.	983,441	17,888,792

Electronic Equipment, Instruments & Components - 7.5%
AVX Corp.	1,824,452	23,389,475
Electro Scientific Industries, Inc.*	1,427,802	19,075,435
Ingram Micro, Inc. - Class A*	915,397	13,904,880
Park Electrochemical Corp.	528,862	12,909,521

		69,279,311

Energy Equipment & Services - 4.0%
Bristow Group, Inc.*	269,585	7,925,799
Bronco Drilling Co., Inc.*	3,755,857	12,582,121
Pioneer Drilling Co.*	878,409	4,980,579
Tidewater, Inc.	295,825	11,454,344

		36,942,843

Security Description	Shares	Value

Health Care Providers & Services - 2.6%
Cross Country Healthcare, Inc.*	2,684,784	$24,136,208

Hotels, Restaurants & Leisure - 1.0%
Vail Resorts, Inc.*	269,297	9,401,158

Household Durables - 7.2%
Cavco Industries, Inc.*	787,653	27,709,633
M.D.C. Holdings, Inc.	167,214	4,506,417
Skyline Corp.	1,343,057	24,188,457
Stanley Furniture Co., Inc.*	2,523,300	10,244,598

		66,649,105

Insurance - 6.8%
E-L Financial Corp.	40,155	17,227,405
Montpelier Re Holdings, Ltd.	2,125,327	31,731,132
National Western Life Insurance Co. - Class A	95,885	14,647,393

		63,605,930

Leisure Equipment & Products - 0.6%
JAKKS Pacific, Inc.*	365,014	5,248,901

Life Sciences Tools & Services - 2.3%
Furiex Pharmaceuticals Inc.*	68,789	698,896
Pharmaceutical Product Development, Inc.	825,465	20,975,066

		21,673,962

Machinery - 1.2%
Alamo Group, Inc.	527,304	11,442,497

Marine - 2.4%
Alexander & Baldwin, Inc.	758,603	22,591,197

Multiline Retail - 3.1%
Parco Co., Ltd.	3,841,200	28,874,467

Oil, Gas & Consumable Fuels - 3.2%
Cimarex Energy Co.	421,676	30,183,568

Paper & Forest Products - 4.5%
Canfor Corp.*	3,704,100	29,687,285
Glatfelter	1,088,840	11,813,914

		41,501,199

Real Estate Investment Trusts (REITs) - 0.1%
Origen Financial, Inc.*	811,331	1,233,223

Real Estate Management & Development - 9.5%
Brookfield Asset Management, Inc. - Class A	858,018	19,408,367
Hang Lung Group, Ltd.	6,180,000	32,901,663
Wheelock & Co., Ltd.	12,824,000	36,117,230

		88,427,260

Semiconductors & Semiconductor Equipment - 0.8%
MEMC Electronic Materials, Inc.*	725,000	7,163,000

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares/Par Amount	Value

Software - 0.8%
Synopsys, Inc.*	343,936	$7,177,944

Specialty Retail - 2.6%
Haverty Furniture Cos., Inc.	1,966,587	24,169,354

Textiles, Apparel & Luxury Goods - 3.5%
K-Swiss, Inc. - Class A*	2,880,169	32,344,298

Thrifts & Mortgage Finance - 1.3%
Kearny Financial Corp.	660,494	6,050,125
NewAlliance Bancshares, Inc.	501,736	5,624,461

		11,674,586

Total Common Stocks (Cost $990,921,769)		890,226,398

Short-Term Investment - 4.3%
Repurchase Agreements - 4.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $35,669,118 on 07/01/10 collateralized by $33,075,000 Federal Home Loan Mortgage Corp. at 4.125% due 09/27/13 with a value of $36,382,500.	$35,669,118	35,669,118
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $3,965,882 on 07/01/10 collateralized by $3,825,000 U.S. Treasury Note at 2.75% due 10/31/13 with a value of $4,045,703.	3,965,882	3,965,882

Total Short-Term Investments (Cost $39,635,000)		39,635,000

Total Investments - 100.1% (Cost $1,030,556,769#)		929,861,398

Other Assets and Liabilities (net) - (0.1)%		(1,218,896)

Net Assets - 100.0%		$928,642,502

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $115,195,691 and $215,891,062, respectively, resulting in a net unrealized depreciation of $100,695,371.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,125,611	$—	$—	$15,125,611
Auto Components	30,518,383	—	—	30,518,383
Beverages	—	30,781,079	—	30,781,079
Building Products	9,944,628	—	—	9,944,628
Capital Markets	23,051,854	—	—	23,051,854
Chemicals	21,247,200	13,832,043	—	35,079,243
Commercial Banks	12,209,735	—	—	12,209,735
Communications Equipment	62,037,239	—	—	62,037,239
Computers & Peripherals	28,166,732	—	—	28,166,732
Diversified Financial Services	6,561,974	15,141,117	—	21,703,091
Electrical Equipment	17,888,792	—	—	17,888,792
Electronic Equipment, Instruments & Components	69,279,311	—	—	69,279,311
Energy Equipment & Services	36,942,843	—	—	36,942,843
Health Care Providers & Services	24,136,208	—	—	24,136,208
Hotels, Restaurants & Leisure	9,401,158	—	—	9,401,158
Household Durables	66,649,105	—	—	66,649,105
Insurance	63,605,930	—	—	63,605,930
Leisure Equipment & Products	5,248,901	—	—	5,248,901
Life Sciences Tools & Services	21,673,962	—	—	21,673,962
Machinery	11,442,497	—	—	11,442,497
Marine	22,591,197	—	—	22,591,197
Multiline Retail	—	28,874,467	—	28,874,467
Oil, Gas & Consumable Fuels	30,183,568	—	—	30,183,568
Paper & Forest Products	41,501,199	—	—	41,501,199
Real Estate Investment Trusts (REITs)	1,233,223	—	—	1,233,223
Real Estate Management & Development	19,408,367	69,018,893	—	88,427,260
Semiconductors & Semiconductor Equipment	7,163,000	—	—	7,163,000
Software	7,177,944	—	—	7,177,944
Specialty Retail	24,169,354	—	—	24,169,354
Textiles, Apparel & Luxury Goods	32,344,298	—	—	32,344,298
Thrifts & Mortgage Finance	11,674,586	—	—	11,674,586
Total Common Stocks	732,578,799	157,647,599	—	890,226,398
Total Short-Term Investments	—	39,635,000	—	39,635,000
Total Investments	$732,578,799	$197,282,599	$—	$929,861,398

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)	$890,226,398
Repurchase Agreements	39,635,000
Cash	860
Cash denominated in foreign currencies (b)	813,117
Receivable for shares sold	184,049
Dividends receivable	1,099,919

Total assets	931,959,343

Liabilities
Payables for:
Investments purchased	1,805,824
Shares redeemed	710,245
Accrued Expenses:
Management fees	597,754
Distribution and service fees - Class B	108,555
Administration fees	5,060
Custodian and accounting fees	10,065
Deferred trustees’ fees	11,173
Other expenses	68,165

Total liabilities	3,316,841

Net Assets	$928,642,502

Net Assets Represented by
Paid in surplus	$1,223,541,596
Accumulated net realized loss	(194,816,177)
Unrealized depreciation on investments and foreign currency transactions	(100,717,571)
Undistributed net investment income	634,654

Net Assets	$928,642,502

Net Assets
Class A	$422,842,876

Class B	505,799,626

Capital Shares Outstanding*
Class A	36,016,417

Class B	43,197,298

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.74

Class B	11.71

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $990,921,769.
(b)	Identified cost of cash denominated in foreign currencies was $814,343.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$5,998,246
Interest	4,328

Total investment income	6,002,574

Expenses
Management fees	4,455,583
Administration fees	36,884
Custodian and accounting fees	89,503
Distribution and service fees - Class B	693,331
Audit and tax services	15,400
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	28,276
Insurance	5,778
Miscellaneous	6,638

Total expenses	5,361,118

Net investment income	641,456

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	70,214,202
Foreign currency transactions	(357,024)

Net realized gain on investments and foreign currency transactions	69,857,178

Net change in unrealized depreciation on:
Investments	(94,069,646)
Foreign currency transactions	(10,259)

Net change in unrealized depreciation on investments and foreign currency transactions	(94,079,905)

Net realized and unrealized loss on investments and foreign currency transactions	(24,222,727)

Net Decrease in Net Assets from Operations	$(23,581,271)

(a)	Net of foreign withholding taxes of $189,110.

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$641,456	$17,647,961
Net realized gain (loss) on investments and foreign currency transactions	69,857,178	(260,422,137)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(94,079,905)	513,038,729

Net increase (decrease) in net assets resulting from operations	(23,581,271)	270,264,553

Distributions to Shareholders
From net investment income
Class A	(10,503,841)	(12,315,368)
Class B	(6,636,258)	(5,454,329)
From net realized gains
Class A	—	(8,880,818)
Class B	—	(5,062,233)

Net decrease in net assets resulting from distributions	(17,140,099)	(31,712,748)

Net decrease in net assets from capital share transactions	(307,752,734)	(152,481,614)

Net Increase (Decrease) in Net Assets	(348,474,104)	86,070,191
Net assets at beginning of period	1,277,116,606	1,191,046,415

Net assets at end of period	$928,642,502	$1,277,116,606

Undistributed net investment income at end of period	$634,654	$17,133,297

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	2,074,400	$27,088,217	10,653,740	$111,973,678
Reinvestments	749,739	10,503,841	2,203,346	21,196,186
Redemption	(24,138,580)	(341,718,347)	(28,102,192)	(285,095,732)

Net decrease	(21,314,441)	$(304,126,289)	(15,245,106)	$(151,925,868)

Class B
Sales	2,718,087	$34,972,722	6,530,694	$68,185,442
Reinvestments	474,697	6,636,258	1,095,475	10,516,562
Redemptions	(3,495,086)	(45,235,425)	(7,450,330)	(79,257,750)

Net increase (decrease)	(302,302)	$(3,626,445)	175,839	$(555,746)

Decrease derived from capital shares transactions		$(307,752,734)		$(152,481,614)

See accompanying notes to financial statements.

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MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.68	$10.29	$15.75	$17.48	$16.61	$14.38

Income (Loss) from Investment Operations
Net Investment Income (a)	0.01	0.17	0.16	0.17	0.27	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.77)	2.50	(4.46)	(0.54)	1.89	2.13

Total From Investment Operations	(0.76)	2.67	(4.30)	(0.37)	2.16	2.27

Less Distributions
Dividends from Net Investment Income	(0.18)	(0.16)	(0.15)	(0.21)	(0.11)	—
Distributions from Net Realized Capital Gains	—	(0.12)	(1.01)	(1.15)	(1.18)	(0.04)

Total Distributions	(0.18)	(0.28)	(1.16)	(1.36)	(1.29)	(0.04)

Net Asset Value, End of Period	$11.74	$12.68	$10.29	$15.75	$17.48	$16.61

Total Return (%)	(6.22)	26.82	(29.69)	(2.79)	13.38	15.82
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.78 *	0.78	0.77	0.76	0.80	0.81
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.78 *	0.78	0.77	0.76	0.80	0.81
Ratio of Net Investment Income to Average Net Assets (%)	0.19 *	1.62	1.18	0.99	1.64	0.94
Portfolio Turnover Rate (%)	6.2	12.9	39.8	36.0	12.1	19.6
Net Assets, End of Period (in millions)	$422.8	$727.2	$747.1	$1,171.6	$883.6	$476.8

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.64	$10.25	$15.68	$17.41	$16.55	$14.37

Income (Loss) from Investment Operations
Net Investment Income (a)	0.00 +	0.16	0.13	0.13	0.21	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.78)	2.48	(4.44)	(0.54)	1.91	2.12

Total From Investment Operations	(0.78)	2.64	(4.31)	(0.41)	2.12	2.22

Less Distributions
Dividends from Net Investment Income	(0.15)	(0.13)	(0.11)	(0.17)	(0.08)	—
Distributions from Net Realized Capital Gains	—	(0.12)	(1.01)	(1.15)	(1.18)	(0.04)

Total Distributions	(0.15)	(0.25)	(1.12)	(1.32)	(1.26)	(0.04)

Net Asset Value, End of Period	$11.71	$12.64	$10.25	$15.68	$17.41	$16.55

Total Return (%)	(6.34)	26.45	(29.82)	(3.02)	13.13	15.48
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.03 *	1.03	1.02	1.01	1.05	1.05
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.03 *	1.03	1.02	1.01	1.05	1.05
Ratio of Net Investment Income to Average Net Assets (%)	0.01 *	1.46	0.92	0.76	1.28	0.64
Portfolio Turnover Rate (%)	6.2	12.9	39.8	36.0	12.1	19.6
Net Assets, End of Period (in millions)	$505.8	$549.9	$444.0	$741.5	$573.8	$442.4

*	Annualized
+	Net investment income was less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Third Avenue Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

11

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

12

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Third Avenue Management LLC (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$4,455,583	0.75%	First $1 Billion

	0.70%	Over $1 Billion

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred or paid in that regard.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2010, the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission

M.J. Whitman LLC	$216,048

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$66,898,938	$—	$302,715,749

13

MET INVESTORS SERIES TRUST

Third Avenue Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

7. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$17,771,886	$40,428,276	$13,940,862	$96,261,245	$31,712,748	$136,689,521

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Loss Carryforwards	Total

$17,140,056	$—	$(15,578,528)	$(255,731,736)	$(254,170,208)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2017	Total

$255,731,736	$255,731,736

8. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

9. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Managed by Turner Investment Partners, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Turner Mid Cap Growth Portfolio had a return of -5.00% and -5.08% for Class A and B Shares, respectively, versus -3.31% for its benchmark, the Russell MidCap Growth Index1.

Market Environment/Conditions

After such a strong rally in the equity markets in 2009, more than a few market strategists were anticipating a pullback to occur at some point. Their expectations were met in January when all segments of the equity markets traded lower. Investors seemed to focus on the turmoil in Washington and uncertainty about whether the Senate would reconfirm Ben Bernanke as chairman of the Federal Reserve (it did), the Obama administration’s announcement of plans to limit the size of banks, and the impact on a weak housing market of the impending termination of the Federal Reserve’s $1.25-trillion program of purchasing mortgage-backed securities.

The general trend lower, however, did come to a close as the market staged a rally during February and March. There were several contributors to the positive upward momentum during the months of February and March. For starters, the earnings picture continues to improve with S&P 500 Index2 companies reporting fourth-quarter earnings significantly higher than a year ago. Secondly, positive economic announcements from the government continue to suggest a recovering economy. Lastly, with higher unemployment and low inflation, the Fed has the flexibility to maintain an accommodative policy, which should bode well for equities.

In April, the market continued to deal with a number of global political and economic issues which have resulted in an increase in volatility. Specifically, two-year bonds in Greece pierced 20% in late April as the country’s credit rating was dropped to junk status. Shortly thereafter, both Spain and Portugal were downgraded, the euro fell to its lowest level of the year and a $1 trillion European bailout package was developed. These events created an aversion to risk as investors in the U.S. pushed all segments of the equity market lower. In May, the S&P 500 Index officially entered into a correction, the first since the bull market began. And although the markets are lower, the economic data in the U.S. has continued to show modest improvements off the low. The labor market continues to slowly recover, lower mortgage rates and federal incentives have helped the housing market, consumer confidence has rebounded from the low and corporate earnings are strong. In fact, nonfinancial companies had $1.84 trillion in cash and other liquid assets on their balance sheets at the end of March, and cash made up about 7% of all company assets, the highest on record. And, although the S&P 500 Index has fallen more than 15% since its near-term peak on April 23, it is still up more than 40% since the start of the bull market.

Portfolio Review/Current Positioning

The Portfolio, which focuses on investing in companies with above average earnings growth, trailed the results of the benchmark, the Russell MidCap Growth Index, for the six-month period ended June 30, 2010. On an absolute basis, seven of the nine economic sectors generated negative results over the period, led by the energy and materials/processing sectors. Utilities and consumer staples were the two sectors that managed to generate positive results. On a relative basis, the materials/processing and health care sectors were the worst performing sectors relative to the benchmark. Conversely, the technology and financials sectors were the best performing sectors relative to the benchmark.

Within the Russell MidCap Growth Index the health care sector generated the greatest return, up approximately 4.5% for the period, however the Portfolio’s exposure to health care stocks fell short as exposure to several biotechnology stocks declined. Within this segment of the market several biotech stocks, including Dendreon Corp., Charles River Laboratories International and Human Genome Sciences, Inc. all detracted from performance. We have since reduced our exposure to these stocks by selling Charles River Laboratories International, as well as, some additional biotech companies.

The materials/processing sector was amongst the worst performing index sectors for the period as declining commodity prices weighed down companies in commodity-sensitive industries such as steel and coal. The Portfolio’s exposure to these areas detracted from relative results as a few portfolio stocks, such as United States Steel Corp., Thompson Creek Metals Co., and Walter Energy, Inc. had a negative impact on relative results. After peaking in early April, United States Steel traded lower despite reporting a solid quarter along with citing an improvement in the overall steel industry. Demand for steel is gradually increasing as corporations and consumers are beginning to spend on equipment and appliances after a lack of activity in 2009. However, the steel industry was impacted by the volatile markets during the period and the decline in commodity prices which led to US Steel’s underperformance. Mining company Thompson Creek, which specializes in molybdenum mining, also detracted from performance as a result of China’s recent fiscal tightening. We elected to sell the security from the portfolio as we believe near-term visibility is clouded by developments in China and the price for molybdenum is coming under pressure. Walter Energy was impacted more from a macro perspective and less to do with the fundamentals of the company. We continue to own the security and have added to the position slightly during the quarter as we believe the leading U.S. producer of coking coal for the steel industry is well-positioned to benefit from a gradual rebound in steel sentiment.

The technology sector contributed nicely to relative results aided by a few holdings which posted double digit gains. The technology sector was helped by a sustained pickup in IT spending with corporations making good use of excess cash on hand. F5 Networks, Inc. continued to outperform the rest of the market benefiting from a premium being placed on wireless and data centers. The company is the global leader in application delivery networking. Salesforce.com, Inc. and NetApp, Inc. were two additional portfolio holdings that traded higher over the period. Salesforce.com, a provider of enterprise cloud computing

1

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Managed by Turner Investment Partners, Inc.

Portfolio Manager Commentary* (continued)

applications and customer relationship management systems (CRMs) has continued to win new business and recently introduced a new social networking site called Chatter, which should provide the company with good growth prospects as it adds attractive features to their already robust system. NetApp, a provider of storage and data management solutions, is similar to F5 Networks in that the company continues to report strong quarterly results despite its exposure to Europe. The data storage industry generally is a stable area of the market as companies will always have a need to store important data.

Although the financials sector was among the lower returning sectors in the market during the period it served as an area of strength for the Portfolio in relative terms. The sector, which continues to be sensitive to issues such as credit, bank write-downs, and the direction of interest rates, is beginning to show signs of stability. Genworth Financial Inc., the life and mortgage insurance company, reported that U.S. mortgage insurance losses were slowing down and that we should expect to see losses peak in mid-2010. On this news, the company announced it planned to reinvest $1 to $2 billion by mid-2010 in their mortgage insurance business which is expected to improve as the housing industry stabilizes. We have since sold our position in the stock having locked in gains from the recent upswing in performance. Another area in the financials sector that posted strong returns for the Portfolio was the exposure to regional banks, specifically Fifth Third Bancorp. The regional bank’s efforts on building reserves and ridding itself of problem assets was rewarded as the stock traded significantly higher. The company reported favorable quarterly results as improving credit conditions led to reduced losses on their consumer and commercial loans. The Portfolio also benefited from its sole holding within the Real Estate Investment Trusts industry, Digital Realty Trust. The company, which specializes in properties critical to the day-to-day operations of technology industry tenants, has continued to gain market share making several acquisitions over the last couple of quarters.

We continue to position the Portfolio to focus on pure growth companies, cyclical opportunities, and companies focused on gaining market share in their respective industries. Pure growth companies, which are a staple of our Portfolio, would include Urban Outfitter, Inc. and T. Rowe Price Group, Inc. These companies are looking to grow their earnings through new products and services and are run by dynamic management teams. Cyclical holdings in the Portfolio include Whole Foods Markets, Inc. in the consumer discretionary sector and diesel engine maker Cummins, Inc. within the producer durables sector, as we feel these companies will continue to gain from an improving economy. Finally, examples of companies looking to expand on market share within their respective industries include F5 Networks, Inc. in technology and gaming company WMS Industries, Inc. We believe the Portfolio is well-positioned to benefit from this diversified approach allowing us to withstand the volatile market swings that we have seen over the past year while being well-positioned to take advantage of opportunities in the equity market.

Christopher K. McHugh, Vice Chairman and Senior Portfolio Manager

Tara R. Hedlund, CFA, CPA, Portfolio Manager/Security Analyst,

Principal

Jason D. Schrotberger, CFA, Senior Portfolio Manager/Security Analyst,

Principal

Turner Investment Partners, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

2

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Managed by Turner Investment Partners, Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
F5 Networks, Inc.	2.7
NetApp, Inc.	2.3
Salesforce.com, Inc.	2.3
T. Rowe Price Group, Inc.	1.9
Goodrich Corp.	1.9
Starwood Hotels & Resorts Worldwide, Inc.	1.9
Cummins, Inc.	1.9
Lam Research Corp.	1.8
Coach, Inc.	1.8
IntercontinentalExchange, Inc.	1.7

Top Sectors

% of Market Value
Non-Cyclical	17.3
Short-Term Investments	16.2
Cyclical	15.5
Technology	14.5
Industrials	8.9
Financials	8.8
Communications	8.7
Energy	5.4
Basic Materials	4.7

3

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Turner Mid Cap Growth Portfolio managed by

Turner Investment Partners, Inc. vs. Russell MidCap Growth Index 1

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 Month	1 Year	5 Year	Since Inception[4]
Turner Mid Cap Growth Portfolio—Class A	-5.00%	24.06%	1.24%	3.08%
Class B	-5.08%	23.77%	0.99%	2.84%
Russell MidCap Growth Index[1]	-3.31%	21.30%	1.37%	3.47%

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share class.

1The Russell MidCap Growth Index is an unmanaged measure of performance of those Russell MidCap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

2The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3“Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4Inception of the Class A and Class B shares is 5/1/04. Index returns are based on an inception date of 5/1/04.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Index does not include fees or expenses and is not available for direct investment.

4

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.82%	$1,000.00	$950.00	$3.96
Hypothetical	0.82%	1,000.00	1,020.73	4.11

Class B
Actual	1.07%	$1,000.00	$949.20	$5.17
Hypothetical	1.07%	1,000.00	1,019.49	5.36

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

5

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 98.1%
Aerospace & Defense - 2.4%
Goodrich Corp.	80,818	$5,354,192
Precision Castparts Corp.	12,500	1,286,500

		6,640,692

Airlines - 1.3%
Continental Airlines, Inc. - Class B*(a)	169,330	3,725,260

Auto Components - 0.6%
BorgWarner, Inc.*	47,290	1,765,809

Beverages - 1.3%
Brown-Forman Corp. - Class B	40,280	2,305,224
Hansen Natural Corp.*	36,280	1,418,911

		3,724,135

Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc.*	76,600	3,921,154
Dendreon Corp.*	24,640	796,611
Human Genome Sciences, Inc.*(a)	72,010	1,631,747
United Therapeutics Corp.*(a)	51,090	2,493,703

		8,843,215

Building Products - 0.7%
Owens Corning, Inc.*	64,930	1,942,056

Capital Markets - 2.9%
Affiliated Managers Group, Inc.*(a)	47,370	2,878,675
T. Rowe Price Group, Inc.	122,100	5,420,019

		8,298,694

Chemicals - 2.5%
Ecolab, Inc.	99,900	4,486,509
Valspar Corp. (The)	86,860	2,616,223

		7,102,732

Commercial Banks - 2.0%
Bank of Hawaii Corp.	50,070	2,420,885
Comerica, Inc.	88,080	3,243,986

		5,664,871

Communications Equipment - 3.4%
Aruba Networks, Inc.*	135,980	1,936,355
F5 Networks, Inc.*(a)	112,806	7,735,108

		9,671,463

Computers & Peripherals - 2.3%
NetApp, Inc.*	176,070	6,569,172

Construction & Engineering - 1.0%
Quanta Services, Inc.*	133,720	2,761,318

Diversified Financial Services - 2.5%
IntercontinentalExchange, Inc.*	43,240	4,887,417
MSCI, Inc. - Class A*	75,325	2,063,905

		6,951,322

Electronic Equipment, Instruments & Components - 1.0%
Dolby Laboratories, Inc. - Class A*	44,850	2,811,647

Security Description	Shares	Value

Food & Staples Retailing - 1.6%
Whole Foods Market, Inc.*(a)	123,870	$4,461,797

Food Products - 3.5%
Green Mountain Coffee Roasters, Inc.*	109,090	2,803,613
Hershey Co. (The)(a)	61,080	2,927,564
Mead Johnson Nutrition Co.	85,170	4,268,721

		9,999,898

Gas Utilities - 1.1%
Questar Corp.	65,410	2,975,501

Health Care Equipment & Supplies - 4.0%
CareFusion Corp.*	71,560	1,624,412
Edwards Lifesciences Corp.*	74,750	4,187,495
Intuitive Surgical, Inc.*	11,740	3,705,379
Sirona Dental Systems, Inc.*	47,640	1,659,777

		11,177,063

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	123,730	3,928,427
CIGNA Corp.	73,650	2,287,569
DaVita, Inc.*	49,150	3,068,926
Henry Schein, Inc.*	53,360	2,929,464
Universal Health Services, Inc. - Class B	81,340	3,103,121

		15,317,507

Health Care Technology - 0.8%
Cerner Corp.*(a)	28,740	2,181,079

Hotels, Restaurants & Leisure - 6.6%
Ctrip.com International, Ltd. (ADR)*	38,740	1,455,074
Panera Bread Co. - Class A*(a)	38,510	2,899,418
Starwood Hotels & Resorts Worldwide, Inc.(a)	128,970	5,343,227
WMS Industries, Inc.*	103,294	4,054,290
Wynn Resorts, Ltd.	62,210	4,744,757

		18,496,766

Household Durables - 0.7%
Stanley Black & Decker, Inc.	39,810	2,011,201

Insurance - 0.6%
Lincoln National Corp.	66,550	1,616,500

Internet Software & Services - 3.3%
Akamai Technologies, Inc.*	49,090	1,991,581
GSI Commerce, Inc.*(a)	106,130	3,056,544
MercadoLibre, Inc.*(a)	43,650	2,293,808
VeriSign, Inc.*	74,940	1,989,657

		9,331,590

Life Sciences Tools & Services - 1.0%
Waters Corp.*(a)	44,270	2,864,269

Machinery - 4.1%
Cummins, Inc.	80,910	5,269,668
Joy Global, Inc.	73,250	3,669,092

See accompanying notes to financial statements.

6

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Machinery - continued
Parker Hannifin Corp.	49,060	$2,720,868

		11,659,628

Media - 0.9%
Focus Media Holding, Ltd. (ADR)*(a)	159,383	2,475,218

Metals & Mining - 3.0%
Cliffs Natural Resources, Inc.	26,600	1,254,456
Silver Wheaton Corp.*	118,610	2,384,061
United States Steel Corp.(a)	42,380	1,633,749
Walter Energy, Inc.	51,770	3,150,204

		8,422,470

Multiline Retail - 1.9%
Dollar Tree, Inc.*	58,625	2,440,559
Nordstrom, Inc.	94,410	3,039,058

		5,479,617

Oil, Gas & Consumable Fuels - 5.2%
Alpha Natural Resources, Inc.*	65,350	2,213,405
Cimarex Energy Co.	47,140	3,374,281
Concho Resources, Inc.*	55,760	3,085,201
Oasis Petroleum, Inc.*	89,600	1,299,200
Range Resources Corp.(a)	71,295	2,862,494
Whiting Petroleum Corp.*(a)	25,170	1,973,831

		14,808,412

Pharmaceuticals - 0.5%
Biovail Corp.	76,720	1,476,093

Real Estate Investment Trusts (REITs) - 1.0%
Digital Realty Trust, Inc.(a)	49,540	2,857,467

Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. - Class A*(a)	246,990	3,361,534

Road & Rail - 0.5%
Canadian Pacific Railway, Ltd.	25,970	1,392,511

Semiconductors & Semiconductor Equipment - 12.2%
ASML Holding N.V.	115,930	3,184,597
Atheros Communications, Inc.*	132,971	3,662,022
Broadcom Corp. - Class A	129,340	4,264,340
Cree, Inc.*(a)	42,670	2,561,480
Lam Research Corp.*	131,520	5,005,651
Marvell Technology Group, Ltd.*	219,720	3,462,787
Micron Technology, Inc.*(a)	504,070	4,279,554
Netlogic Microsystems, Inc.*(a)	134,980	3,671,456
Varian Semiconductor Equipment Associates, Inc.*	151,210	4,333,679

		34,425,566

Software - 2.9%
Salesforce.com, Inc.*	75,320	6,463,962
SuccessFactors, Inc.*	80,340	1,670,269

		8,134,231

Security Description	Shares/Par Amount	Value

Specialty Retail - 5.0%
Abercrombie & Fitch Co. - Class A(a)	83,390	$2,559,239
Bed Bath & Beyond, Inc.*	91,110	3,378,359
Guess?, Inc.	74,130	2,315,821
hhgregg, Inc.*(a)	70,250	1,638,230
Urban Outfitters, Inc.*(a)	125,490	4,315,601

		14,207,250

Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	136,450	4,987,248

Trading Companies & Distributors - 1.5%
Fastenal Co.(a)	82,270	4,129,131

Wireless Telecommunication Services - 0.8%
Crown Castle International Corp.*	58,240	2,170,022

Total Common Stocks (Cost $236,776,838)		276,891,955

Short-Term Investments - 19.1%
Mutual Funds - 16.5%
State Street Navigator Securities Lending Prime Portfolio(b)	46,607,757	46,607,757

Repurchase Agreement - 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $7,126,000 on 07/01/10 collateralized by $6,330,000 Federal Home Loan Mortgage Corp. at 4.750% due 01/19/16 with a value of $7,271,588.	$7,126,000	7,126,000

Total Short-Term Investments (Cost $53,733,757)		53,733,757

Total Investments - 117.2% (Cost $290,510,595#)		330,625,712

Other Assets and Liabilities (net) - (17.2)%		(48,480,663)

Net Assets - 100.0%		$282,145,049

*	Non-income producing security
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $48,620,940 and $8,505,823, respectively, resulting in a net unrealized appreciation of $40,115,117.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $45,122,232 and the collateral received consisted of cash in the amount of $46,607,757. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

7

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$276,891,955	$—	$—	$276,891,955
Short-Term Investments
Mutual Funds	46,607,757	—	—	46,607,757
Repurchase Agreement	—	7,126,000	—	7,126,000
Total Short-Term Investments	46,607,757	7,126,000	—	53,733,757
Total Investments	$323,499,712	$7,126,000	$—	$330,625,712

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

8

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$323,499,712
Repurchase Agreement	7,126,000
Cash	705
Receivable for investments sold	4,516,280
Receivable for shares sold	68,710
Dividends receivable	101,909
Net variation margin on financial futures contracts	3

Total assets	335,313,319

Liabilities
Payables for:
Investments purchased	6,202,957
Shares redeemed	95,282
Collateral for securities loaned	46,607,757
Accrued Expenses:
Management fees	198,089
Distribution and service fees - Class B	16,833
Administration fees	1,929
Custodian and accounting fees	6,482
Deferred trustees’ fees	11,173
Other expenses	27,768

Total liabilities	53,168,270

Net Assets	$282,145,049

Net Assets Represented by
Paid in surplus	$295,638,237
Accumulated net realized loss	(52,857,452)
Unrealized appreciation on investments and foreign currency transactions	40,115,031
Distributions in excess of net investment income	(750,767)

Net Assets	$282,145,049

Net Assets
Class A	$205,085,262

Class B	77,059,787

Capital Shares Outstanding*
Class A	19,985,301

Class B	7,626,719

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.26

Class B	10.10

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $283,384,595.
(b)	Includes cash collateral for securities loaned of $45,122,232.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$873,257
Interest (b)	45,000

Total investment income	918,257

Expenses
Management fees	1,523,656
Administration fees	13,343
Custodian and accounting fees	20,419
Distribution and service fees - Class B	102,392
Audit and tax services	15,297
Legal	17,680
Trustees’ fees and expenses	12,198
Shareholder reporting	12,461
Insurance	383
Miscellaneous	5,157

Total expenses	1,722,986
Less management fee waiver	(6,952)
Less broker commission recapture	(54,528)

Net expenses	1,661,506

Net investment loss	(743,249)

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain (loss) on:
Investments	61,614,896
Futures contracts	(170,343)

Net realized gain on investments and futures contracts	61,444,553

Net change in unrealized depreciation on:
Investments	(59,553,737)
Foreign currency transactions	(87)

Net change in unrealized depreciation on investments and foreign currency transactions	(59,553,824)

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	1,890,729

Net Increase in Net Assets from Operations	$1,147,480

(a)	Net of foreign withholding taxes of $6,761.
(b)	Includes net income on securities loaned of $44,376.

See accompanying notes to financial statements.

9

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income (loss)	$(743,249)	$36,085
Net realized gain (loss) on investments and futures contracts	61,444,553	(25,656,202)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(59,553,824)	163,458,429

Net increase in net assets resulting from operations	1,147,480	137,838,312

Distributions to Shareholders
From net investment income
Class A	—	—
Class B	—	—
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	—	—

Net decrease in net assets from capital share transactions	(148,500,279)	(5,581,916)

Net Increase (Decrease) in Net Assets	(147,352,799)	132,256,396
Net assets at beginning of period	429,497,848	297,241,452

Net assets at end of period	$282,145,049	$429,497,848

Distributions in excess of net investment income at end of period	$(750,767)	$(7,518)

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	1,047,422	$11,899,493	4,998,341	$41,650,328
Reinvestments	—	—	—	—
Redemption	(13,683,440)	(164,610,987)	(6,108,690)	(49,904,727)

Net decrease	(12,636,018)	$(152,711,494)	(1,110,349)	$(8,254,399)

Class B
Sales	1,416,612	$15,705,419	2,341,558	$20,005,776
Reinvestments	—	—	—	—
Redemptions	(1,047,235)	(11,494,204)	(2,063,401)	(17,333,293)

Net increase	369,377	$4,211,215	278,157	$2,672,483

Decrease derived from capital shares transactions		$(148,500,279)		$(5,581,916)

See accompanying notes to financial statements.

10

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.80	$7.32	$15.33	$12.75	$12.13	$11.23

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(a)	(0.02)	0.00 +	0.01	(0.03)	(0.00)+	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	3.48	(6.88)	3.08	0.77	1.35

Total From Investment Operations	(0.54)	3.48	(6.87)	3.05	0.77	1.31

Less Distributions
Dividends from Net Investment Income	—	—	(0.00)++	—	—	—
Distributions from Net Realized Capital Gains	—	—	(1.14)	(0.47)	(0.15)	(0.41)

Total Distributions	—	—	(1.14)	(0.47)	(0.15)	(0.41)

Net Asset Value, End of Period	$10.26	$10.80	$7.32	$15.33	$12.75	$12.13

Total Return (%)	(5.00)	47.54	(48.14)	24.49	6.30	11.61

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	0.82 *	0.83	0.77	0.80	0.87	0.85
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.82 *	0.84	0.82	0.83	0.92	0.85
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.33)*	0.06	0.06	(0.19)	0.03	(0.30)
Portfolio Turnover Rate (%)	51.1	100.2	158.0	139.8	153.0	156.4
Net Assets, End of Period (in millions)	$205.1	$352.2	$246.8	$381.8	$274.8	$168.7

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.64	$7.23	$15.20	$12.68	$12.09	$11.22

Income (Loss) from Investment Operations:
Net Investment Loss(a)	(0.03)	(0.02)	(0.02)	(0.06)	(0.03)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	3.43	(6.81)	3.05	0.77	1.35

Total From Investment Operations	(0.54)	3.41	(6.83)	2.99	0.74	1.28

Less Distributions
Dividends from Net Investment Income	—	—	—	—	—	—
Distributions from Net Realized Capital Gains	—	—	(1.14)	(0.47)	(0.15)	(0.41)

Total Distributions	—	—	(1.14)	(0.47)	(0.15)	(0.41)

Net Asset Value, End of Period	$10.10	$10.64	$7.23	$15.20	$12.68	$12.09

Total Return (%)	(5.08)	47.16	(48.30)	24.15	6.07	11.36

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets After Reimbursement (%)	1.07 *	1.08	1.02	1.05	1.12	1.10
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	1.07 *	1.09	1.07	1.08	1.17	1.10
Ratio of Net Investment Loss to Average Net Assets (%)	(0.54)*	(0.20)	(0.20)	(0.44)	(0.22)	(0.58)
Portfolio Turnover Rate (%)	51.1	100.2	158.0	139.8	153.0	156.4
Net Assets, End of Period (in millions)	$77.1	$77.3	$50.5	$94.0	$69.0	$56.9

*	Annualized
+	Net investment income was less than $0.01.
++	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.

See accompanying notes to financial statements.

11

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Turner Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

12

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with State Street Global Markets (“SSGM”). Under this arrangement, the Portfolio directs certain trades to SSGM in return for a recapture credit. SSGM issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as an expense reduction on the Statement of Operations of the Portfolio.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Turner Investment Partners, Inc. (the “Subadviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

13

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$1,523,656	0.80%	First $300 Million

	0.70%	Over $300 Million

The expenses reimbursed for the six months ended June 30, 2010 are shown as expenses reimbursed in the Statement of Operations of the Portfolio.

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares. Amounts paid by the Portfolio for the six months ended June 30, 2010 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$186,600,012	$—	$303,794,183

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts

14

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

During the six months ended June 30, 2010, the Portfolio entered into equity index futures contracts which were subject to equity price risk. At June 30, 2010, the Portfolio did not have any open futures contacts. During the period April 27—April 29, 2010, the Portfolio had 1,829 in equity index futures contracts. For the six months ended June 30, 2010, the Portfolio had realized losses in the amount of ($170,343) which is shown under Net realized gain (loss) on futures contracts in the Statement of Operations.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$—	$2,848,762	$—	$33,197,411	$—	$36,046,173

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$—	$—	$97,302,216	$(111,935,366)	$(14,633,150)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$82,769,522	$29,165,844	$111,935,366

15

MET INVESTORS SERIES TRUST

Turner Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

Performance

For the six months ended June 30, 2010, the Van Kampen Comstock Portfolio had a return of -5.86 and -6.02% for Class A and B Shares, respectively, versus -5.12% and -6.65% for its benchmarks, the Russell 1000 Value Index1 and S&P 500 Index2, respectively.

Market Environment/Conditions

After GDP experienced steep declines during 2008, the U.S. economy finally began to show signs that the economic contraction was moderating, and equity markets rapidly reversed direction beginning in March 2009. This stock market rally persisted through the first quarter of 2010 and finally came to a halt, ending the second quarter of 2010 in negative territory.

The beginning of the 6-month period ended June 30, 2010 had riskier assets outperforming securities considered a safe haven, like U.S. Treasuries, which played out through the middle of April. However, renewed credit problems overseas and the market correction of the past two months have created a more uncertain environment, as we saw a flight to safety, with aversion away from risk. Although the recent market volatility has created its challenges, it has also created some investment opportunities, as companies with positive fundamentals have become more attractively valued.

Portfolio Review/Current Positioning

Stock selection in the technology sector was the largest detractor from relative performance. Within technology, overweight exposures to the software / services industry and hardware industry acted as the largest negative influences. More specifically, eBay, one of the Portfolio’s largest technology positions came under pressure resulting from a stronger dollar and concerns about a weakness in the core marketplace business. That said, managers continue to see opportunity in eBay. Unfavorable stock selection among consumer staples and basic material companies detracted from performance as well. Of the positive contributors to performance, stock selection and the resulting overweight exposure to consumer discretionary companies, primarily media stocks, benefitted the Portfolio. The Portfolio held, on average, held roughly 13% of in media companies. Within media, Viacom and Comcast performed well on a relative basis. During the quarter, managers trimmed Viacom as ratings strength and a recovering ad environment led to strong relative performance. An underweight exposure to the energy sector acted as the second largest contributor to relative performance. Although the Portfolio was underweight this sector, stock selection in the energy sector detracted from relative performance. The Portfolio had exposure to BP and Halliburton, which were two of the main detractors in this sector. Over the course of the quarter, managers have used weakness in the sector to selectively add to existing integrated oil positions. Within energy, the team has selectively added to several integrated oil companies over the first part of 2010.

We continue to position the Portfolio from a bottom-up basis, selecting stocks that we believe have reasonable valuations relative to our assessment of fair value. As of June 30, 2010, relative to the Russell Index, the Portfolio held overweight positions in the consumer discretionary, staples, healthcare, information technology, and materials sectors. The Portfolio held underweight positions in utilities, financials, industrials, energy, and telecommunication services.

During the period, the management team reduced the Portfolio’s exposure to select media companies and used the proceeds to opportunistically add to the Portfolio’s energy and industrials exposure.

Jason S. Leder, Managing Directors

Kevin C. Holt, Managing Directors

Devin E. Armstrong, Executive Director

James N. Warwick, Executive Director

Invesco Advisers, Inc.

*This commentary may include statements that constitute “forwardlooking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1

MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary* (continued)

Portfolio Composition as of June 30, 2010

Top Holdings

% of Net Assets
Chubb Corp. (The)	4.8
Comcast Corp.—Class A	4.4
Viacom, Inc.—Class B	3.3
JPMorgan Chase & Co.	3.0
International Paper Co.	2.7
Pfizer, Inc.	2.6
Bristol-Myers Squibb Co.	2.5
eBay, Inc.	2.5
Kraft Foods, Inc.—Class A	2.4
Bank of America Corp.	2.3

Top Sectors

% of Market Value
Financials	21.3
Non-Cyclical	21.2
Communications	20.2
Short-Term Investments	9.4
Energy	7.5
Cyclical	5.8
Industrials	5.5
Technology	4.5
Basic Materials	3.8
Utilities	0.8

2

MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

Van Kampen Comstock Portfolio managed by

Invesco Advisers, Inc. vs. Russell 1000 Value Index1 and S&P 500 Index2

	Average Annual Return[3] (for the six months ended 6/30/10)
	6 month	1 Year	5 Year	Since Inception[4]
Van Kampen Comstock Portfolio—Class A	-5.86%	17.05%	-1.70%	-1.53%
Class B	-6.02%	16.75%	-1.94%	-1.76%
Russell 1000 Value Index[1]	-5.12%	16.92%	-1.64%	-0.92%
S&P 500 Index[2]	-6.65%	14.43%	-0.79%	-0.14%

The performance of Class A shares will differ from that of the other class of shares because of the difference in expenses paid by policyholders investing in the different share classes.

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have low price-to-book ratios and price-to-earning ratios, higher dividend yields and lower forecasted growth values.

2 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

3 “Average Annual Return” is calculated including reinvestment of all income dividends and capital gain distributions.

4 Inception of Class A and Class B shares is 5/2/05. Index returns are based on an inception date of 5/2/05.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Portfolio will fluctuate, so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administration charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. The Indexes do not include fees or expenses and are not available for direct investment.

3

MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of investing in the Portfolio only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing the Portfolio’s ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010

Class A
Actual	0.63%	$1,000.00	$941.42	$3.03
Hypothetical	0.63%	1,000.00	1,021.67	3.16

Class B
Actual	0.88%	$1,000.00	$939.81	$4.23
Hypothetical	0.88%	1,000.00	1,020.43	4.41

* Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

4

MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Common Stocks - 93.9%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	266,300	$10,393,689

Beverages - 1.3%
Coca-Cola Co.	211,104	10,580,532
PepsiCo, Inc.	63,400	3,864,230

		14,444,762

Capital Markets - 3.3%
Bank of New York Mellon Corp.	901,172	22,249,937
Goldman Sachs Group, Inc. (The)	76,371	10,025,221
State Street Corp.	123,100	4,163,242

		36,438,400

Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	187,026	6,469,229

Commercial Banks - 3.2%
PNC Financial Services Group, Inc.	280,411	15,843,222
U.S. Bancorp	366,819	8,198,405
Wells Fargo & Co.	440,819	11,284,966

		35,326,593

Communications Equipment - 1.0%
Cisco Systems, Inc.*	529,589	11,285,542

Computers & Peripherals - 1.7%
Dell, Inc.*	612,679	7,388,909
Hewlett-Packard Co.	277,246	11,999,207

		19,388,116

Diversified Financial Services - 6.2%
Bank of America Corp.	1,774,851	25,504,609
Citigroup, Inc.*	2,846,700	10,703,592
JPMorgan Chase & Co.	907,777	33,233,716

		69,441,917

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	533,697	12,910,130
Verizon Communications, Inc.	656,736	18,401,743

		31,311,873

Electric Utilities - 0.5%
American Electric Power Co., Inc.	161,600	5,219,680

Electrical Equipment - 0.7%
Emerson Electric Co.	188,225	8,223,550

Electronic Equipment, Instruments & Components - 0.2%
Cognex Corp.(a)	131,316	2,308,535

Energy Equipment & Services - 1.8%
Halliburton Co.	657,831	16,149,751
Noble Corp.	130,115	4,021,855

		20,171,606

Food & Staples Retailing - 3.1%
CVS Caremark Corp.	448,185	13,140,784

Security Description	Shares	Value

Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	451,446	$21,701,009

		34,841,793

Food Products - 4.0%
Kraft Foods, Inc. - Class A	939,479	26,305,412
Unilever N.V.	656,316	17,930,553

		44,235,965

Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp.*	626,463	3,633,485

Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	572,155	19,230,129
UnitedHealth Group, Inc.	469,069	13,321,560
WellPoint, Inc.*	155,549	7,611,013

		40,162,702

Household Products - 0.5%
Procter & Gamble Co. (The)	89,100	5,344,218

Industrial Conglomerates - 2.8%
General Electric Co.	1,019,111	14,695,580
Textron, Inc.	67,106	1,138,789
Tyco International, Ltd.	442,000	15,571,660

		31,406,029

Insurance - 9.5%
Aflac, Inc.	126,627	5,403,174
Berkshire Hathaway, Inc. - Class B*	162,850	12,977,517
Chubb Corp. (The)	1,067,114	53,366,371
Torchmark Corp.	187,373	9,276,837
Travelers Cos., Inc. (The)	502,798	24,762,801

		105,786,700

Internet Software & Services - 3.9%
eBay, Inc.*(a)	1,431,474	28,071,205
Yahoo!, Inc.*	1,091,798	15,099,567

		43,170,772

IT Services - 1.1%
Accenture Plc - Class A	163,200	6,307,680
Western Union Co.	363,805	5,424,333

		11,732,013

Machinery - 1.0%
Ingersoll-Rand Plc(a)	327,400	11,292,026

Media - 12.5%
Comcast Corp. - Class A	2,841,805	49,362,153
DIRECTV - Class A*	253,106	8,585,356
News Corp. - Class B(a)	1,038,241	14,379,638
Time Warner Cable, Inc.(a)	330,000	17,186,400
Time Warner, Inc.	463,885	13,410,915
Viacom, Inc. - Class B	1,158,281	36,335,275

		139,259,737

See accompanying notes to financial statements.

5

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

Security Description	Shares	Value

Metals & Mining - 0.7%
Alcoa, Inc.(a)	738,604	$7,430,356

Multi-Utilities - 0.3%
Sempra Energy	82,100	3,841,459

Multiline Retail - 1.0%
JC Penney Co., Inc.(a)	225,668	4,847,349
Macy’s, Inc.	145,206	2,599,187
Target Corp.	86,522	4,254,287

		11,700,823

Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	91,396	3,298,481
BP Plc (ADR)	160,261	4,628,338
Chevron Corp.	308,300	20,921,238
ConocoPhillips Co.	338,970	16,640,037
Royal Dutch Shell Plc (ADR)(a)	307,009	15,417,992
Total S.A. (ADR)	135,470	6,047,381

		66,953,467

Paper & Forest Products - 2.7%
International Paper Co.	1,332,573	30,156,127

Personal Products - 0.5%
Avon Products, Inc.	220,294	5,837,791

Pharmaceuticals - 9.6%
Abbott Laboratories	199,543	9,334,622
Bristol-Myers Squibb Co.	1,139,024	28,407,259
Eli Lilly & Co.	145,160	4,862,860
GlaxoSmithKline Plc (ADR)(a)	160,823	5,469,590
Merck & Co., Inc.	650,989	22,765,085
Pfizer, Inc.	2,005,071	28,592,312
Roche Holding AG (ADR)	231,502	7,940,519

		107,372,247

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	862,865	16,782,724
KLA-Tencor Corp.	214,246	5,973,179

		22,755,903

Software - 0.3%
Microsoft Corp.	144,163	3,317,191

Specialty Retail - 1.8%
Home Depot, Inc. (The)	358,629	10,066,716
Lowe’s Cos., Inc.	499,679	10,203,445

		20,270,161

Tobacco - 1.7%
Altria Group, Inc.	398,082	7,977,563
Philip Morris International, Inc.	246,489	11,299,056

		19,276,619

Security Description	Shares/Par Amount	Value

Wireless Telecommunication Services - 0.8%
Vodafone Group Plc (ADR)(a)	452,700	$9,357,309

Total Common Stocks (Cost $961,328,792)		1,049,558,385

Short-Term Investments - 9.8%
Mutual Funds - 4.5%
State Street Navigator Securities Lending Prime Portfolio(b)	50,717,158	50,717,158

Repurchase Agreements - 5.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $17,507,175 on 07/01/10 collateralized by $15,545,000 Federal Home Loan Mortgage Corp. at 4.750% due 01/19/16 with a value of $17,857,319.	$17,507,175	17,507,175
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $18,165,140 on 07/01/10 collateralized by $16,035,000 Federal National Mortgage Association at 5.000% due 03/15/16 with a value of $18,528,443.	18,165,140	18,165,140
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $21,922,996 on 07/01/10 collateralized by $19,215,000 Federal Home Loan Mortgage Corp. at 5.250% due 04/18/16 with a value of $22,361,456.	21,922,996	21,922,996
Fixed Income Clearing Corp., Repurchase Agreement, dated 06/30/10 at 0.000% to be repurchased at $994,689 on 07/01/10 collateralized by $1,005,000 Federal National Mortgage Association at 4.100% due 12/17/18 with a value of $1,020,075.	994,689	994,689

Total Short-Term Investments (Cost $109,307,158)		109,307,158

Total Investments - 103.7% (Cost $1,070,635,950#)		1,158,865,543

Other Assets and Liabilities (net) - (3.7)%		(41,339,599)

Net Assets - 100.0%		$1,117,525,944

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

(Percentage of Net Assets)

*	Non-income producing security.
#	Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $123,085,455 and $34,855,862, respectively, resulting in a net unrealized appreciation of $88,229,593.
(a)	All or a portion of the security was on loan. As of June 30, 2010, the market value of securities loaned was $48,558,041 and the collateral received consisted of cash in the amount of $50,717,158. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of collateral received from securities lending transactions.

ADR - An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) - continued

June 30, 2010

VALUATION INPUTS

Various inputs are used in determining the value of the Portfolio’s investments, which are as follows:

Level 1—quoted	prices in active markets for identical investments
Level 2—other	observable inputs (including, but not limited to: quoted prices for similar investments in markets that are both active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, credit risks, default rates, etc.)
Level 3—unobservable	inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between level 1 and level 2 deemed significant (greater than 10% of total assets), if any, will be disclosed following the valuation table below. For the six months ended June 30, 2010, there were no transfers between levels 1 and 2. For information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the inputs used in determining the value the Portfolio’s investments as of June 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,049,558,385	$—	$—	$1,049,558,385
Short-Term Investments
Mutual Funds	50,717,158	—	—	50,717,158
Repurchase Agreements	—	58,590,000	—	58,590,000
Total Short-Term Investments	50,717,158	58,590,000	—	109,307,158
Total Investments	$1,100,275,543	$58,590,000	$—	$1,158,865,543

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

Assets
Investments at value (a)(b)	$1,100,275,543
Repurchase Agreements	58,590,000
Cash	223
Receivable for investments sold	15,012,122
Receivable for shares sold	578,921
Dividends receivable	2,766,861
Net variation margin on financial futures contracts	2

Total assets	1,177,223,672

Liabilities
Payables for:
Investments purchased	7,857,173
Shares redeemed	359,044
Collateral for securities loaned	50,717,158
Accrued Expenses:
Management fees	586,839
Distribution and service fees - Class B	102,231
Administration fees	6,007
Custodian and accounting fees	7,440
Deferred trustees’ fees	11,173
Other expenses	50,663

Total liabilities	59,697,728

Net Assets	$1,117,525,944

Net Assets Represented by
Paid in surplus	$1,773,001,579
Accumulated net realized loss	(753,338,606)
Unrealized appreciation on investments	88,229,593
Undistributed net investment income	9,633,378

Net Assets	$1,117,525,944

Net Assets
Class A	$642,674,070

Class B	474,851,874

Capital Shares Outstanding*
Class A	82,279,893

Class B	60,943,141

Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.81

Class B	7.79

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $1,012,045,950.
(b)	Includes securities loaned at value of $48,558,041.

Statement of Operations

Six Months Ended June 30, 2010 (Unaudited)

Investment Income
Dividends (a)	$14,190,846
Interest (b)	87,717

Total investment income	14,278,563

Expenses
Management fees	3,826,480
Administration fees	38,793
Custodian and accounting fees	47,378
Distribution and service fees - Class B	637,660
Audit and tax services	15,296
Legal	17,527
Trustees’ fees and expenses	12,198
Shareholder reporting	27,303
Insurance	7,160
Miscellaneous	7,120

Total expenses	4,636,915

Net investment income	9,641,648

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain on:
Investments	36,227,446
Futures contracts	223,526

Net realized gain on investments and futures contracts	36,450,972

Net change in unrealized depreciation on investments	(107,875,090)

Net realized and unrealized loss on investments and futures contracts	(71,424,118)

Net Decrease in Net Assets from Operations	$(61,782,470)

(a)	Net of foreign withholdings taxes of $195,776.
(b)	Includes net income on securities loaned of $84,874.

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

June 30, 2010

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (Decrease) in Net Assets:
Operations
Net investment income	$9,641,648	$21,569,369
Net realized gain (loss) on investments and futures contracts	36,450,972	(483,772,190)
Net change in unrealized appreciation (depreciation) on investments	(107,875,090)	728,999,594

Net increase (decrease) in net assets resulting from operations	(61,782,470)	266,796,773

Distributions to Shareholders
From net investment income
Class A	(13,683,951)	(38,246,397)
Class B	(7,893,571)	(2,985,227)
From net realized gains
Class A	—	—
Class B	—	—

Net decrease in net assets resulting from distributions	(21,577,522)	(41,231,624)

Net decrease in net assets from capital share transactions	(87,568,179)	(302,346,768)

Net Decrease in Net Assets	(170,928,171)	(76,781,619)
Net assets at beginning of period	1,288,454,115	1,365,235,734

Net assets at end of period	$1,117,525,944	$1,288,454,115

Undistributed net investment income at end of period	$9,633,378	$21,569,252

Other Information:
Capital Shares

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009
	Shares	Value	Shares	Value
Class A
Sales	4,723,566	$40,471,757	27,809,215	$179,334,240
Reinvestments	1,520,439	13,683,951	6,178,739	38,246,397
Redemption	(16,771,869)	(148,997,417)	(124,643,731)	(804,531,315)

Net decrease	(10,527,864)	$(94,841,709)	(90,655,777)	$(586,950,678)

Class B
Sales	4,714,152	$40,046,260	8,360,801	$59,037,881
Fund subscription in kind	—	—	42,855,077	276,415,245
Reinvestments	878,039	7,893,571	483,046	2,985,227
Redemptions	(4,782,311)	(40,666,301)	(7,335,616)	(53,834,443)

Net increase	809,880	$7,273,530	44,363,308	$284,603,910

Decrease derived from capital shares transactions		$(87,568,179)		$(302,346,768)

See accompanying notes to financial statements.

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Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$8.43	$6.85	$11.26	$11.95	$10.40	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(a)	0.07	0.13	0.21	0.25	0.23	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)	1.64	(4.06)	(0.49)	1.45	0.45

Total From Investment Operations	(0.47)	1.77	(3.85)	(0.24)	1.68	0.59

Less Distributions
Distributions from Net Investment Income	(0.15)	(0.19)	(0.19)	(0.19)	(0.00)+	(0.11)
Distributions from Net Realized Capital Gains	—	—	(0.37)	(0.26)	(0.13)	(0.08)

Total Distributions	(0.15)	(0.19)	(0.56)	(0.45)	(0.13)	(0.19)

Net Asset Value, End of Period	$7.81	$8.43	$6.85	$11.26	$11.95	$10.40

Total Return (%)	(5.86)	26.89	(35.79)	(2.31)	16.34	5.93

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.63 *	0.64	0.61	0.61	0.67	0.68	*
Ratio of Expenses to Average Net Assets Before Reimbursement and Rebates (%)	0.63 *	0.64	0.61	0.61	0.67	0.68	*
Ratio of Net Investment Income to Average Net Assets (%)	1.61 *	1.95	2.35	2.04	2.11	2.02	*
Portfolio Turnover Rate (%)	11.0	43.8	40.2	22.2	32.7	75.7
Net Assets, End of Period (in millions)	$642.7	$782.7	$1,257.6	$1,839.2	$1,210.1	$880.4

	Class B
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005(b)
Net Asset Value, Beginning of Period	$8.41	$6.83	$11.22	$11.91	$10.39	$10.00

Income (Loss) from Investment Operations:
Net investment Income(a)	0.06	0.10	0.19	0.22	0.20	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)	1.65	(4.04)	(0.48)	1.45	0.46

Total From Investment Operations	(0.49)	1.75	(3.85)	(0.26)	1.65	0.58

Less Distributions
Distributions from Net Investment Income	(0.13)	(0.17)	(0.17)	(0.17)	—	(0.11)
Distributions from Net Realized Capital Gains	—	—	(0.37)	(0.26)	(0.13)	(0.08)

Total Distributions	(0.13)	(0.17)	(0.54)	(0.43)	(0.13)	(0.19)

Net Asset Value, End of Period	$7.79	$8.41	$6.83	$11.22	$11.91	$10.39

Total Return (%)	(6.02)	26.57	(35.91)	(2.49)	16.05	5.75

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets (%)	0.88 *	0.89	0.86	0.85	0.92	0.93	*
Ratio of Expenses to average Net Assets Before Reimbursement and Rebates (%)	0.88 *	0.89	0.86	0.86	0.92	0.93	*
Ratio of Net Investment Income to Average Net Assets (%)	1.39	1.39	2.10	1.80	1.85	1.71	*
Portfolio Turnover Rate (%)	11.0	43.8	40.2	22.2	32.7	75.7
Net Assets, End of Period (in millions)	$474.9	$505.8	$107.7	$162.0	$145.3	$58.8

*	Annualized
+	Distributions from net investment income were less than $0.01.
(a)	Per share amounts based on average shares outstanding during the period.
(b)	Commencement of operations—05/02/2005.

See accompanying notes to financial statements.

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Notes to Financial Statements—June 30, 2010 (Unaudited)

1. Organization

Met Investors Series Trust (the “Trust”) is organized as a statutory trust under the laws of Delaware, as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers forty-nine Portfolios (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The portfolio included in this report is Van Kampen Comstock Portfolio (the “Portfolio”), which is diversified. Shares in the Trust are not offered directly to the general public and are currently available only to separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated life insurance companies.

The Trust has registered four classes of shares: Class A, B, C and E Shares. Class A and B Shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution expenses.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

Valuation - Equity securities for which the primary market is on a domestic exchange (except the NASDAQ) will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Equity securities traded over-the-counter and quoted on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities traded over-the counter but not quoted on NASDAQ are valued at the last sales price, and, if no sales price, then at the last bid price. Short positions traded in the OTC market are valued at the last available ask price.

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services and/or brokers and dealers selected by the relevant subadviser pursuant to authorization of the Board of Trustees (the “Board”). Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Swap agreements and options traded in the over the counter (“OTC”) market are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a bank or dealer. Investments in mutual funds are valued at the daily net asset value (“NAV”) of the mutual fund.

The Portfolio has retained a third party pricing service to fair value its equity investments that are traded principally on a foreign exchange or market which closes prior to the Portfolio’s time of valuation. The fair value of each security that is traded principally on an exchange or market outside of the United States generally is calculated by applying a valuation factor provided by the third party pricing service to the last sales price for that security, or, if there is no reported sale during the day, the last reported bid price for that security.

If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Board, using procedures approved by the Board. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and regulations thereunder, applicable to regulated investment companies and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. Federal and various state tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from security transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and

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Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

2. Significant Accounting Policies - continued

capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between under/over distributed net investment income, accumulated net realized gains/losses and paid in surplus. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign withholding taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, as applicable. These adjustments have no impact on net assets or the results of operations.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on the loaned securities. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a securities lending arrangement with the custodian, State Street Bank and Trust Company (the “custodian”). Under this arrangement, the custodian is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio receives either cash or securities as collateral against the loaned securities. The Portfolio receives collateral at least equal to 102% of the market value of the loaned securities (105% for foreign equity securities), at each loan’s inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. Cash collateral is generally invested in the State Street Navigator Securities Lending Prime Portfolio (the “Navigator Portfolio”), managed by an affiliate of the custodian. The Navigator Portfolio is a registered money market fund which invests in a variety of high quality U.S. dollar-denominated instruments. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral equals at least 100% of the market value of all the loaned securities as of such preceding day. A portion of net income (income after the deduction of expenses and fees of the Navigator Portfolio) on the collateral is rebated to the borrower of the securities and the remainder is split between the custodian and the Portfolio. On loans collateralized by U.S. Treasuries, a fee is received from the borrower and is allocated between the Portfolio and the custodian. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. Interest income received by the Portfolio in securities lending transactions during the six months ended June 30, 2010 is disclosed in the footnotes to the Statement of Operations. Any outstanding loans by the Portfolio at the six months ended June 30, 2010 are disclosed in the footnotes to the Schedule of Investments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Portfolio, through the custodian or a subcustodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be at least equal to 100% of the repurchase price in the case of a repurchase agreement of one-day duration and 102% of the repurchase price in the case of all other repurchase agreements. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed, limited or wholly denied.

3. Investment Management Agreement and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into an advisory agreement with Invesco Advisers, Inc. (the “Adviser”) for investment advisory services in connection with the investment management of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the advisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by the Adviser for the six months ended June 30, 2010	% per annum	Average Daily Net Assets

$3,826,480	0.65%	First $500 Million

	0.60%	$500 Million to $1 Billion

	0.525%	Over $1 Billion

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MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

3. Investment Management Agreement and Other Transactions with Affiliates - continued

Transfer Agency Agreement - Metropolitan Life Insurance Company (“MLIC”) serves as the transfer agent for the Trust. MLIC is an affiliate of the Adviser. MLIC receives no fees for its services to the Trust under the transfer agency agreement.

Distribution Agreements and Plans - The Trust has distribution agreements with MetLife Investors Distribution Company (“MIDC” or the “Distributor”) in which MIDC serves as the Distributor for the Trust’s Class A and Class B Shares. MIDC is a wholly-owned subsidiary of MetLife Investors Group, Inc., an affiliate of the Adviser. The Class B distribution plan provides that the Trust, on behalf of the Portfolio, may pay annually up to 0.50% of the average net assets of the Portfolio attributable to its Class B Shares in respect to activities primarily intended to result in the sale of Class B Shares. However, under the Class B distribution agreement, payments to the Distributor for activities pursuant to the Class B distribution plan are currently limited to payments at an annual rate equal to 0.25% of average daily net assets of the Portfolio attributable to its Class B Shares.

Under the terms of the Class B distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B Shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee of the Trust who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Portfolio. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain portfolios of the Trust or Metropolitan Series Fund, Inc. as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio, if any, under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the period ended January 1 through May 31, 2010, the Portfolio was subadvised by Morgan Stanley Investment Management Inc.; the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission

Morgan Stanley & Co., Inc.	$20,539

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010 were as follows:

Purchases		Sales
U.S. Government	Non-Government	U.S. Government	Non-Government

$—	$131,014,363	$—	$203,249,206

5. Investments in Derivative Instruments

Investments in Derivative Instruments - Authoritative accounting guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.

Futures Contracts - The Portfolio may buy and sell futures contracts (on recognized exchanges) as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset, for a set price in the future. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Portfolio’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying securities. Future contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

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Van Kampen Comstock Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

5. Investments in Derivative Instruments - continued

During the six months ended June 30, 2010, the Portfolio entered into equity index futures contracts which were subject to equity price risk. At June 30, 2010, the Portfolio did not have any open futures contacts. During the period April 27 – April 29, 2010, the Portfolio had 1,537 in equity index futures contracts. For the six months ended June 30, 2010, the Portfolio had realized gains in the amount of $223,526 which is shown under Net realized gain (loss) on futures contracts in the Statement of Operations.

6. Contractual Obligations

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit risk consist principally of cash due from counterparties and investments. In order to preserve certain safeguards for derivatives and non-standard trades, the Portfolio restricts its exposure to credit losses by entering into master agreements with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. The Portfolio reduces the credit risk associated with favorable contracts by entering into a master netting arrangement to the extent that all amounts with the counterparty are terminated and settled on a net basis if an event of default occurs. The Portfolio’s overall exposure to credit risk on derivative instruments subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

8. Income Tax Information

The tax character of distributions paid for the years ended December 31, 2009 and 2008 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2009	2008	2009	2008	2009	2008

$41,231,624	$43,649,078	$—	$58,716,668	$41,231,624	$102,365,746

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Loss Carryforwards	Total

$21,576,770	$—	$145,854,104	$(739,538,999)	$(572,108,125)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for eight years, offsetting such losses against any future net realized capital gains. At December 31, 2009, the accumulated capital loss carryforwards and expiration dates by the Portfolio were as follows:

Expiring 12/31/2016	Expiring 12/31/2017	Total

$282,014,371	$457,524,628	$739,538,999

9. Recent Accounting Pronouncement

The Portfolio adopted Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures About Fair Value Measurements” effective March 31, 2010. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis

15

MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

Notes to Financial Statements—June 30, 2010 (Unaudited)—(Continued)

9. Recent Accounting Pronouncement - continued

relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact of ASU 2010-06 and has concluded that ASU 2010-06 has no material impact on these financial statements.

10. Subsequent Events

Management completed an evaluation of the impact of all subsequent events on the Portfolio’s financial statements and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

Board of Trustees’ Consideration of Advisory Agreement

At an in-person meeting of the Board of Trustees (the “Board”) of the Met Investors Series Trust (the “Trust”) held on February 9-10, 2010, the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved the investment advisory agreement (the “New Advisory Agreement”) between MetLife Advisers, LLC (the “Adviser”) and Invesco Advisers, Inc. (the “Subadviser”) for the Van Kampen Comstock Portfolio (the “Portfolio”). Representatives of management informed the Board that, if approved by the Board, the New Advisory Agreement would become effective upon the sale of portions of the asset management business of Morgan Stanley Investment Management Inc. (“Morgan Stanley”), the Portfolio’s current subadviser, to the Subadviser’s parent company, Invesco Ltd.

In considering the New Advisory Agreement, the Board reviewed a variety of materials provided by the Adviser and the Subadviser relating to the Portfolio and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds, performance information for relevant benchmark indices and other information regarding the nature, extent and quality of services to be provided by the Subadviser under the New Advisory Agreement. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Subadviser to another portfolio of the Trust, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadviser, as well as its familiarity with the Morgan Stanley portfolio management team that was expected to manage the Portfolio for the Subadviser.

In considering approval of the New Advisory Agreement, the Board took into account information and materials that the Board received and considered in connection with its recent approval of the renewal of the investment advisory agreement between the Adviser and Morgan Stanley (the “Previous Advisory Agreement”) in November, 2009. That approval, on which the Board voted at its meeting held in person on November 10-11, 2009, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualifications of the portfolio management team and the Portfolio’s performance.

The Independent Trustees were separately advised by independent legal counsel throughout the process. Prior to voting, the Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Advisory Agreement. The Independent Trustees also discussed the proposed approval of the New Advisory Agreement in a private session with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the New Advisory Agreement with the Subadviser with respect to the Portfolio, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Portfolio by the Subadviser; (2) the performance of the Portfolio as compared to a peer group and an appropriate index; (3) the Subadviser’s personnel and operations; (4) the financial condition of the Subadviser; (5) the level and method of computing the Portfolio’s proposed subadvisory fee; (6) the anticipated profitability of the Subadviser under the New Advisory Agreement; (7) any “fall-out” benefits that may accrue to the Subadviser and its affiliates (i.e., ancillary benefits that may be realized by the Subadviser or its affiliates from the Subadviser’s relationship with the Trust); (8) the anticipated effect of growth in size on the Portfolio’s performance and expenses; (9) fees paid by comparable institutional and retail accounts; and (10) possible conflicts of interest.

Nature, extent and quality of services. In considering the nature, extent and quality of the services to be provided by the Subadviser to the Portfolio, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information presented throughout the past year in connection with the Subadviser’s management of another portfolio of the Trust. The Board considered the Subadviser’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadviser’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadviser’s investment and compliance personnel who would be providing services to the Portfolio. Additionally, the Board considered that the portfolio management team was not expected to change as a result of the approval of the New Advisory Agreement with the Subadviser and that the team was expected to continue to manage the Portfolio as it had in the past using the same investment strategies and criteria. The Board also considered, among other things, the Subadviser’s compliance program and its disciplinary history. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and ameliatory actions undertaken, as appropriate. The Board also noted that the Trust’s Chief Compliance Officer and his staff would be conducting regular, periodic compliance reviews with the Subadviser and present reports to the Independent Trustees regarding the same, which would include evaluating the regulatory compliance system of the Subadviser and procedures reasonably designed by the Subadviser to assure compliance with the federal securities laws, including issues related to late trading and market timing, best execution, fair value pricing, and proxy voting procedures, among others. The Board also took into account the financial condition of the Subadviser.

The Board considered the Subadviser’s investment process and philosophy. The Board took into account that the Subadviser’s responsibilities would include the development and maintenance of an investment program for the Portfolio which would be consistent with the Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also reviewed the Subadviser’s brokerage policies and practices, including with respect to best execution and soft dollars.

Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of services to be provided by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that the Subadviser would provide a high quality of investment services to the Portfolio.

17

MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

Board of Trustees’ Consideration of Advisory Agreement—(Continued)

Performance. The Board considered certain comparative performance data that, among other information, was provided to them in connection with the 2009 annual contract review as well as more recent quarterly performance information. That data indicated that the Portfolio outperformed the median of comparable funds underlying variable insurance products (the “Performance Universe”) for the one-year period ended July 31, 2009 and underperformed the median of its Performance Universe for the three-year period. The data also indicated that the Portfolio underperformed its Lipper index for the same periods. The Board also noted that the Portfolio outperformed its benchmark, the Russell 1000 Value Index, for the one- and three-year periods ended August 31, 2009. The Board also considered that the Portfolio outperformed its benchmark for the one- and three-year periods ended December 31, 2009. The Board also took into consideration management’s discussion of the Portfolio’s performance, including with respect to the Portfolio’s more recent performance. Based on its review, the Board concluded that the Portfolio’s overall performance was satisfactory.

Fees and expenses. The Board gave substantial consideration to the subadvisory fee payable under the New Advisory Agreement. The Board noted that the proposed subadvisory fee was identical to the fee paid to Morgan Stanley for managing the Portfolio under the Previous Advisory Agreement.

The Board noted that the subadvisory fee for the Portfolio would be paid by the Adviser, not the Portfolio, out of the management fee. It was further noted that the Adviser negotiated such fees at arm’s length.

The Board also compared the subadvisory fee to be paid by the Adviser to fees charged by Morgan Stanley to manage other subadvised portfolios and accounts given that the Subadviser did not at that time manage accounts comparable to the Portfolio. The Board considered the fee comparisons in light of the differences required to manage different types of accounts.

In considering the subadvisory fee to be paid by the Adviser to the Subadviser, the Trustees took into consideration certain comparative expense information that was provided to them in connection with the 2009 annual contract review. The Board considered that the Portfolio’s actual management fees and total expenses (exclusive of 12b-1 fees) were below the median of a smaller group of peer funds chosen by Lipper Inc. (the “Expense Group”) and the median of broader groups of funds. The Board further noted that the Portfolio’s contractual management fees were equal to the normalized median of the Expense Group at the Portfolio’s current size. The Board also noted that the Portfolio’s contractual subadvisory fee was above the average of a broad group of funds at the Portfolio’s current size. After consideration of all relevant factors, the Board concluded that the proposed subadvisory fee was consistent with industry norms and was fair and reasonable in light of the services to be provided.

Profitability. In considering the anticipated profitability to the Subadviser and its affiliates of their relationships with the Portfolio, the Board noted that the proposed subadvisory fee under the New Advisory Agreement would be paid by the Adviser out of the management fee that it would receive under the management agreement with the Trust. The Board also took into account that the proposed subadvisory was identical to the fee paid to Morgan Stanley for managing the Portfolio. The Board also relied on the ability of the Adviser to negotiate the New Advisory Agreement and the fee thereunder (as well as the fee under the Previous Advisory Agreement) at arm’s length. The Board reviewed data with regard to the anticipated profitability of the Portfolio to the Subadviser. The Board placed more reliance on the fact that the New Advisory Agreement was negotiated at arm’s length and that the proposed subadvisory fee would be paid by the Adviser than on the Subadviser’s anticipated profitability.

Economies of scale. The Board also considered the effect of the Portfolio’s growth in size on its performances and fees. The Board noted that the Portfolio’s management fee and proposed subadvisory fee each contained breakpoints that would reduce the management fee rate on assets above certain specified asset levels. The Board considered the fact that the Portfolio’s fee levels decline as portfolio assets increase. The Board also noted that if the Portfolio’s assets increase over time, the Portfolio may realize economies of scale if assets increase proportionally more than certain other fixed expenses.

The Board concluded that the management fee structure for the Portfolio, including breakpoints, was reasonable and appropriately reflected potential economies of scale.

Other factors. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Trust, including the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits. The Board concluded that the benefits that may accrue to the Subadviser and its affiliates by virtue of the Subadviser’s relationship to the Portfolio were fair and reasonable in light of the anticipated costs of providing investment advisory services to the Portfolio and the anticipated commitment of the Subadviser to the Portfolio.

The Board considered any possible conflicts of interest in the form of material benefits or detriments to the Trust resulting from the nature of the Trust’s and the Subadviser’s affiliations. Here, the Board considered possible conflicts of interest that may arise between the Trust and the Subadviser in connection with the services to be provided to the Trust and the various relationships that the Subadviser and its affiliates may have with the Trust. The Board considered the procedures for monitoring and managing such potential conflicts.

Conclusion. In considering the approval of the New Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Based on all of the above-mentioned considerations, and the recommendations of management, the Board, including a majority of the Independent Trustees, determined that approval

18

MET INVESTORS SERIES TRUST

Van Kampen Comstock Portfolio

Board of Trustees’ Consideration of Advisory Agreement—(Continued)

of the New Advisory Agreement was in the best interests of the Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent legal counsel, approved the New Advisory Agreement with respect to the Portfolio.

19

Item 2.	Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Elizabeth M. Forget, the registrant’s President and Jeffrey A. Tupper, the registrant’s Chief Financial Officer and Treasurer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Procedures”) and evaluated their effectiveness. Based on their review, Ms. Forget and Mr. Tupper determined that the Procedures adequately ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	September 1, 2010

By:	/S/ JEFFREY A. TUPPER
Jeffrey A. Tupper
Chief Financial Officer and Treasurer

Date:	September 1, 2010